UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor
                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
                        Greenwich, CT 06830
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2020 to December 31, 2020

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not Applicable.

Effective January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the Funds no longer mail paper copies of the Funds' annual and semi-annual shareholder reports, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website (https://funds.aqr.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you purchased your Fund shares through the Funds' transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688.
You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary or the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you purchased your Fund shares through the Funds' transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688. Your election to receive reports in paper will apply to all
AQR Funds held with the fund complex if you purchased your Fund shares through the Funds' transfer agent ALPS Fund Services, Inc., or all
AQR Funds held in your account if you invest through a financial intermediary.
Annual Report
December 31, 2020
AQR Alternative Risk Premia Fund
AQR Diversified Arbitrage Fund
AQR Diversifying Strategies Fund
AQR Equity Market Neutral Fund
AQR Global Macro Fund
AQR Long-Short Equity Fund
AQR Multi-Asset Fund
AQR Risk-Balanced Commodities Strategy Fund
AQR Risk Parity II MV Fund
AQR Style Premia Alternative Fund

Table of Contents
Shareholder Letters (Unaudited)
AQR Alternative Risk Premia Fund
...................................................................
2
AQR Diversified Arbitrage Fund
.....................................................................
4
AQR Diversifying Strategies Fund
...................................................................
8
AQR Equity Market Neutral Fund
....................................................................
10
AQR Global Macro Fund
..........................................................................
12
AQR Long-Short Equity Fund
.......................................................................
15
AQR Multi-Asset Fund
............................................................................
18
AQR Risk-Balanced Commodities Strategy Fund
........................................................
20
AQR Risk Parity II MV Fund
........................................................................
22
AQR Style Premia Alternative Fund
..................................................................
24
Schedule of Investments
AQR Alternative Risk Premia Fund
...................................................................
27
AQR Diversified Arbitrage Fund
.....................................................................
45
AQR Diversifying Strategies Fund
...................................................................
70
AQR Equity Market Neutral Fund
....................................................................
71
AQR Global Macro Fund
..........................................................................
92
AQR Long-Short Equity Fund
.......................................................................
103
AQR Multi-Asset Fund
............................................................................
130
AQR Risk-Balanced Commodities Strategy Fund
........................................................
147
AQR Risk Parity II MV Fund
........................................................................
157
AQR Style Premia Alternative Fund
..................................................................
164
Financial Statements and Notes
........................................................................
194
Report of Independent Registered Public Accounting Firm
.....................................................
270
Other Federal Tax Information (Unaudited)
................................................................
271
Fund Expense Examples (Unaudited)
....................................................................
272
Trustees and Officers (Unaudited)
......................................................................
275

Shareholder Letter (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND

AQR Funds | Annual Report | December 2020
Dear Shareholder:
The AQR Alternative Risk Premia Fund (the “Fund”) returned -21.04%, net of fees, (Class I shares) in
2020. For the year ended December 31, 2020, the Fund realized 8.2% annualized daily volatility and a 0.3 correlation to global equities, as represented by the MSCI World Index. The ICE BofA Merrill Lynch 3-Month
U.S. Treasury Bill Index
SM
, which is the Fund’s benchmark returned 0.67% over that same period.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2020, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
During the 2020 fiscal year, the Fund invested in four different asset groups, including using derivatives such as futures and swaps: equities of major developed markets, country specific equity indices, bonds, and currencies. The Fund employed market-neutral and long-short strategies across these asset groups based on six investment styles:
Value - The tendency for cheap assets to outperform expensive ones
Momentum - The tendency for an asset’s recent relative performance to continue in the future
Carry - The tendency for higher-yielding assets to provide higher returns than lower-yielding assets
Defensive - The tendency for lower-risk and higher-quality assets to generate higher risk-adjusted returns
Trend - The tendency for an asset’s recent performance to continue in the future
Volatility - The tendency for options to be richly priced
Losses taken in three out of the four fiscal quarters were driven by the Stocks and Industries asset group, with the other three more macro related asset groups accounting for the remaining quarter. Performance for the macro asset groups was challenging in the first half of the year, in part due to the manner. The tendency for options to be richly priced in volatility associated with the environment. Given the Fund's target of low correlation to traditional markets, the impact of the evolving COVID 19 pandemic on aggregate direction of traditional markets had a minimal influence on the Fund's performance. Performance in these asset groups partially recovered over the second half of the year.
Five of the six styles detracted with Value responsible for the largest losses, while Carry, Trend, Defensive, and Volatility added further losses. Momentum was the sole positive performing style, contributing positively in each of the four asset groups. Value losses were overwhelmingly driven by performance in Stocks and
Industries. Losses in Carry were driven by a combination of Fixed Income and Currencies, Trend detracted in both Currencies and Equity Indices, while Defensive losses were split between Equity Indices and Fixed
Income. Lastly, Volatility losses occurred in both Equity Indices and Fixed Income.
At the intersection of this performance summary is Value in Stocks and Industries, which accounted for a large proportion of the year’s losses. Value applied to single stocks continued its multi-year slide throughout much of 2020. Although this multi-year Value drawdown and its impact on the Fund’s aggregate performance has been prolonged and painful, AQR’s research continues to show that Value’s losses are due to a temporary disconnect between prices and fundamentals. Investors are demanding stocks with long-term growth forecasts, seemingly without concern for the price paid for those securities. As has been the case with similar value bubbles in the past, most notably the technology bubble of the late 1990’s, the expectation is that performance for Value will rebound meaningfully when the bubble bursts.
Ronen Israel
Principal
Ari Levine
Principal
Nathan Sosner
Principal
Yao Hua Ooi
Principal

Shareholder Letter (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
AQR Funds | Annual Report | December 2020
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 3.63%, 3.88% and 3.54%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR ALTERNATIVE RISK PREMIA FUND VS. ICE BofA MERRILL LYNCH US 3-MONTH TREASURY BILL INDEX
VALUE OF $10,000 INVESTED ON 09/19/2017
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2020
AQR ALTERNATIVE RISK PREMIA FUND
1 Year 3 Year
Since
Inception
Date of
Inception
Fund - Class I: QRPIX -21.04%* -10.85% -9.93% 9/19/2017
Fund - Class N: QRPNX -21.20% -11.06% -10.13% 9/19/2017
Fund - Class R6: QRPRX -20.90% -10.75% -9.82% 9/19/2017
ICE BofA Merrill Lynch US 3-Month Treasury Bill Index 0.67% 1.61% 1.56% 9/19/2017
* Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/2020 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

Shareholder Letter (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND

AQR Funds | Annual Report | December 2020
Dear Shareholder:
The AQR Diversified Arbitrage Fund (the “Fund”) invests in arbitrage strategies, including merger arbitrage, convertible arbitrage, and event-driven strategies. The investment process seeks to capture a liquidity premium around corporate control and capital raising events, while maintaining a highly diversified portfolio of corporate securities with low exposure to other risk premia. Over the 2020 calendar year, the Fund returned 25.21%, net of fees, with positive contributions from all three major strategy buckets. The event-
driven strategy led the way (16.8%) followed by convertible arbitrage (8.1%) and merger arbitrage (0.3%). A discussion of specific performance drivers for each of the three core strategies is included below.
Since its inception on January 15, 2009, the Fund’s correlation with overall equity and credit markets remains low. Based on monthly returns since inception through December 31, 2020, the Fund’s equity market beta (relative to the S&P 500 Total Return Index®) is 0.15, its annualized volatility is 4.9% and its
Sharpe ratio is 0.84.
Use of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2020, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Fund Description
Unlike the textbook definition of arbitrage that requires no capital and where identical securities can simultaneously be bought and sold for different prices, corporate arbitrage investments require significant capital and involve the purchase and sale of related but not identical securities at advantageous prices. For example, in merger arbitrage, the target stock can often be purchased for a price that is less than the merger consideration offered by the acquiring company. Arbitrageurs attempt to capture this difference by buying the target stock, and in the case of a stock merger, selling short the acquirer’s stock. Similarly, in the case of convertible arbitrage, investors typically purchase a convertible bond at a price below fundamental value and hedge the risk of the underlying equity call option that is embedded in the bond by selling short the issuer’s common stock. Arbitrageurs generally profit when the prices of securities purchased increase relative to their fundamental values.
Like merger arbitrage and convertible arbitrage, the event-driven strategies employed by the Fund involve the purchase of securities around corporate events at discounts to their fundamental values. For most of the investments, an attempt is made to mitigate the embedded systematic risk via hedging. Where there is no direct hedge for a particular security, correlated indirect hedges are employed. For example, systematic equity market risk is hedged by shorting S&P 500 futures. Similarly, for example, credit and interest rate risks are hedged using derivative contracts (credit default swap indices and Treasury futures). Although indirect hedges can effectively mitigate systematic risk (e.g. beta) on average, they expose the Fund to basis risk—
the basket of securities purchased around corporate events does not necessarily move in lockstep with the hedging instruments.
Performance Attribution
Over a long horizon, we expect arbitrage returns to have a low correlation to equity and credit market returns and exceed short-term Treasury bill returns by 3.0% to 4.0% on average. In some years, like 2014, arbitrage strategies generate returns that are below expectations. In other years, as in 2020, arbitrage strategies generate returns that are significantly greater than the long-run expected average. Years with significant outperformance often follow severe market dislocations, like we experienced in March, which can create favorable market conditions for arbitrage strategies. Since its inception in 2009, the Fund has returned an annualized average return of 4.1% above the ICE BofA Merrill Lynch US 3-Month Treasury Bill Index which is in-line with expectations.
Event-Driven
The event-driven strategy contributed 16.8% to the Fund’s return in 2020, which was the largest of the three core strategy buckets. The Special Purpose Acquisition Companies (“SPAC”) sub-strategy was the largest contributor (17.1%), with the Closed-End Fund (“CEF”) (0.95%) and corporate events and specialty arbitrage (0.10%) sub-strategies also contributing positive returns. Not all the event-driven sub-strategies made positive contributions, however, as event-driven credit (-0.77%), stubs (-0.36%), and spinoffs (-0.20%)
detracted from performance during the year.
Ronen Israel
Principal
Lars Nielsen
Principal
Mark Mitchell,
Ph.D.
Founding Principal,
CNH Partners
Todd Pulvino,
Ph.D.
Founding Principal,
CNH Partners
Rocky Bryant
Principal, CNH
Partners

Shareholder Letter (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
AQR Funds | Annual Report | December 2020
The SPAC sub-strategy benefited from a combination of a record setting SPAC Initial Public Offering (“IPO”) market, an explosion of successful deal-making, and an increase in investor demand for the product. The record setting pace of new issuance for SPACs in 2020 saw 251 new SPAC IPOs raise $83 billion, exceeding the total cumulative historical proceeds raised by the SPAC market, enabling the Fund to increase its allocation to the SPAC sub-strategy over the course of the year. The Fund subsequently benefitted from this increased exposure as there were limited liquidations (<1%) and numerous successful de-spacings, particularly those focused on electric vehicles and autonomous driving, which generated significant gains to the Fund. Positive returns from these successful de-spacings, as well as the growth of the universe, brought increased investor interest to the SPAC market, which pushed the medium spread-to-trust from a 0.93% discount at the end 2019 to a 2.39% premium at the end of 2020.
The CEF sub-strategy benefited from a tactical overweight taken in March, which the Fund initiated following extreme dislocations during the peak of COVID-19 crisis. From the end of February to the peak of the drawdown on March 19 median discounts widened across all CEF fund types; equity CEFs went from -9.3% to -20.8%, credit CEFs went from -8.2% to -24.3%, and municipal bond CEFs went from -8.2% to -21.9%. Although CEF discounts were attractive, so were convertible bond valuations and SPAC investments. As a result, and also because it can be difficult to build large positions in CEFs, only 4% of the Fund’s capital was committed to this strategy. Because of the small amount of capital committed, the tactical overweight to CEFs resulted in a modest contribution to the Fund (0.56%) as these dislocations normalized by the end of the second quarter.
As part of the Fund’s strategic positioning in 2020, the Fund’s portfolio management team decided to narrow its strategy focus.
Positions in certain event-driven strategies were unwound resulting in the Fund monetizing losses in some positions. For example, the Fund liquidated all positions in the Spinoff strategy during early March based on the view that other arbitrage strategies had higher probabilities of recovery following the end of March’s forced de-leveraging events. Similarly, to take advantage of the accelerating capital markets activity in SPACs and convertible bonds, the Fund unwound several event-driven credit positions during the second quarter, when distressed positions in retail and energy were being hard hit by lockdowns.
Convertible Arbitrage
Convertible arbitrage contributed 8.1% to the Fund’s return in 2020. Positive returns can be primarily attributed to the Fund’s ability to purchase cheap convertible bonds and sell rich bonds throughout the year.
The 2020 U.S. convertible new-issuance market set a record $114 billion in terms of dollars raised compared to the previous record set in 2001 of $106 billion. This new-issuance resulted in a net $57 billion, or 33%, growth in the U.S. convertible market year-over-
year. The record issuance was driven both by traditional convertible issuers and the entry of new companies whose business models or industries had been hit particularly hard by the COVID pandemic. We estimate that roughly 25% of the new convertible issuance since March has resulted directly from COVID. Some issuers accessed capital via the convertible market on more than one occasion since March, while others entered into transactions to exchange their recently-issued convertibles for equity, thereby eliminating the future liability while keeping cash on the company’s balance sheet.
Record new supply helped keep valuations of convertibles cheap during the year, but much of the cheapening was caused by
COVID-19 in March. The panicked selling and forced deleveraging due to risk management and fund outflows created significant cross-sectional variation in cheapness which persisted throughout the year. This dispersion in cheapness allowed the Fund to continually rebalance its portfolio by selling rich bonds and replacing them with cheap bonds. On a median basis the Fund purchased convertibles at 3.3% cheap during 2020 and sold bonds at –0.7% rich.
Merger Arbitrage
Merger arbitrage contributed 0.33% to the Fund’s return in 2020. The modest returns for the strategy during the year reflect the challenging environment for merger arbitrageurs. While market volatility resulting from the COVID-19 pandemic created certain short-
term tactical opportunities which benefited the Fund, it also led to an increase in adverse events which offset most of these tactical gains. Additionally, while deal spreads were at favorable levels for much of the year, periods of stagnant deal flow made it tough to allocate capital to the strategy.
During March, the Fund increased its allocation to the merger arbitrage strategy from 30% of the portfolio to 40% of the portfolio to take advantage of the extreme spread widening that resulted from forced deleveraging by other arbitrageurs. This liquidity event drove spreads to an intra-month peak of 54.4%, before a combination of forced sellers exiting the market and additional capital entering the market caused spreads to rebound to 13.8% by month end. This tactical trade resulted in the Fund recovering a significant portion of the losses realized earlier in March. As the COVID-19 pandemic persisted into the second quarter and beyond, there was an increase in adverse events, such as terminations and deal repricings. In isolation, the deal failure rate during this period
(3.2%) was in line with the historical average (3.3%). However, when considered alongside the repricing rate of 3.9%, the cumulative number of adverse events exceeded the historical long-term average.

Shareholder Letter (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
AQR Funds | Annual Report | December 2020
The combination of the increase in adverse events and turbulent market conditions resulted in a wide-spread environment for much of the year. Attractive spreads, however, came at the expense of new opportunities. At the start of the year, the median annualized spread hovered around 2%, similar to the end of 2019. Following March, the median annualized spread was above the historical long-
term average (5%) for much of the year until tightening to 2.9% in December. Despite the opportunities provided by these favorable spreads, the pipeline of new deals was limited for much of this period. The second quarter was the slowest for newly announced transactions (four) in over twenty years, and while the third quarter saw an uptick in activity, it was still well below the average pace of deal-making activity since the Global Financial Crisis. Fortunately, the fourth quarter saw a significant resurgence in deal-making activity with 31 announced transactions, of which we would classify 17% as being consolidations driven by the COVID-19 pandemic.
This flurry of new deals brought the year-end investible universe to 46 deals totaling $291 billion, a material rebound from the 25 deals for $120 billion at the end of the second quarter.
Performance of the Fund in 2020 was above expectations, driven by the massive growth of the SPAC market as well as dislocations caused by the COVID pandemic. The SPAC strategy drove performance, benefiting from well received “de-spacing” announcements amid a record year of issuance and a near-zero liquidation rate. Returns from the SPAC strategy in 2020 demonstrate the favorable asymmetric return profile of the product, where the investor’s downside is protected via the redemption put-right while the investor maintains the upside in the event of a successful de-spacing. The IPO calendar for SPACs is expected to continue its recent pace of activity with a robust pipeline ($19 billion) already on file to price early in 2021. Record issuance in the U.S. convertible market provided many attractive opportunities to deploy capital in 2020, and while we do not anticipate another record year in 2021, we believe many companies will still consider convertibles as an avenue to meet their capital needs during times of economic uncertainty.
Bank of America Merrill Lynch is projecting a relatively low number ($35 billion) of maturities and redemptions in 2021, and given issuance estimates we anticipate the convertible market will continue to grow. While merger arbitrage deal flow was muted for the year, we are optimistic about the opportunity set in 2021 as we expect more companies will look to consolidate following the impact of COVID-19, building upon the resurgence in transaction announcements seen during the fourth quarter of 2020. We are optimistic there will be mispricings and market dislocations due to broader market uncertainty in 2021, both of which should provide opportunities for the Fund to invest. Irrespective of where the Fund deploys capital in 2021, the Fund will continue to hedge systematic equity, credit, and interest rate market risks, with the intention of delivering uncorrelated excess returns.
1
1
Note that the Fund uses various derivatives instruments (e.g., futures, options, forwards, and swaps), primarily to hedge systematic risks including credit risk and interest rate risk. While the purpose of employing derivatives instruments is to decrease the Fund’s overall risk, hedging instruments are imperfect tools and their effectiveness depends on the degree of price correlation between the derivative instruments and the assets being hedged. Imperfect correlation may be caused by several factors, including temporary price disparities between derivative markets and markets for the underlying assets.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 2.15%, 2.39% and 2.05%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
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AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2020
AQR DIVERSIFIED ARBITRAGE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: ADAIX 25.21% 11.57% 9.62% 4.24% 4.71% 1/15/2009
Fund - Class N: ADANX 24.83%* 11.32% 9.33% 3.98% 4.43% 1/15/2009
Fund - Class R6: QDARX 25.23%* 11.69% 9.72% N/A 5.76% 9/2/2014
ICE BofA Merrill Lynch US 3-Month Treasury Bill Index 0.67% 1.61% 1.20% 0.64% 0.56% 1/15/2009
* Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/2020 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

Shareholder Letter (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
AQR Funds | Annual Report | December 2020
AQR DIVERSIFIED ARBITRAGE FUND VS. ICE BofA MERRILL LYNCH US 3-MONTH TREASURY BILL INDEX
VALUE OF $10,000 INVESTED ON 12/31/2010
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR DIVERSIFYING STRATEGIES FUND

AQR Funds | Annual Report | December 2020
Dear Shareholder:
The AQR Diversified Strategies Fund (the “Fund”) returned 5.71%, net of fees, (Class I shares) since its inception on June 8, 2020 through the end of the year. For the partial year, the Fund realized a 4.9%
annualized daily volatility and a 0.5 correlation to global equities, as represented by the MSCI World Index.
The ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index
SM
, which is the Fund’s benchmark, returned
0.08% over this period.
The AQR Diversifying Strategies Fund seeks to provide an all-in-one alternatives solution through an allocation to six AQR alternative mutual funds. Leveraging AQR’s research and 20-year track record in alternative investing, the Fund is designed to complement an investor’s traditional stock and bond portfolio.
The Fund invests in a portfolio of AQR mutual funds, providing exposure to both Active Multi-Asset strategies and Absolute Return strategies:
Active Multi-Asset Strategies: seek to provide tactical and risk-managed allocations among major asset classes across global markets. These strategies are expected to have some correlation to traditional asset classes over the long-term.
Absolute Return Strategies: seek to capture returns from well-established investments styles, such as value and momentum. Certain strategies may also provide exposure to less accessible types of returns.
These strategies tend to be uncorrelated to traditional asset classes over the long-term.
Gains were split amongst both groups of strategies. In a period when major asset classes performed well, the active multi-asset strategies had strong performance, accounting for roughly two-thirds of gains with the remaining third coming from the absolute return strategies.
The Active Multi-Asset strategies benefitted from appreciating equity markets and gains from inflation sensitive assets, particularly commodities. Exposure to fixed income markets was the only, albeit small, detractor.
Performance across the diverse set of Absolute Return strategies varied substantially. Gains were led by the exposure to arbitrage strategies, where SPACs had very strong performance. Convertible arbitrage also provided strong returns, while the other strategies, including mergers, IPOs, and closed-end fund strategies, also gained but saw more modest contributions at the individual strategy level. The global macro strategy also contributed to aggregate gains with emerging markets leading the way. Gains were largely driven by emerging equity strategies, both the directional strategies that were bullish on equities in aggregate and the relative value strategies that benefitted from positioning in Chinese, Korean and Thai equity markets.
The managed futures, style premia, and equity market neutral strategies all detracted. Managed futures detracted primarily due to reversals in currency markets, while continuation of trends within equity and commodity markets were able to offset much of the loss. Style premia stock selection detracted largely due to the impact of Value, whereas the more macro related asset groups of equity indices, currencies and commodity selection contributed positively providing some offset. The equity market neutral strategy was the largest detractor to the Diversified Strategies Fund with losses driven by value themes.
Ronen Israel
Principal
Scott Metchick
Principal
Lars Nielsen
Principal
Yao Hua Ooi
Principal
Ashwin Thapar
Principal

Shareholder Letter (Unaudited)
AQR DIVERSIFYING STRATEGIES FUND
AQR Funds | Annual Report | December 2020
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.70%, 1.95% and 1.60%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR DIVERSIFYING STRATEGIES FUND VS. ICE BofA MERRILL LYNCH US 3-MONTH TREASURY BILL INDEX
VALUE OF $10,000 INVESTED ON 6/8/2020
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
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test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2020
AQR DIVERSIFYING STRATEGIES FUND
Since
Inception
Date of
Inception
Fund - Class I: QDSIX 5.71% 6/8/2020
Fund - Class N: QDSNX 5.61% 6/8/2020
Fund - Class R6: QDSRX 5.75% 6/8/2020
ICE BofA Merrill Lynch US 3-Month Treasury Bill Index 0.08% 6/8/2020

Shareholder Letter (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND

AQR Funds | Annual Report | December 2020
Dear Shareholders:
The AQR Equity Market Neutral Fund (the “Fund”) seeks to provide investors with returns from potential gains of its long and short equity positions. The Fund is designed to be market- or beta-neutral, meaning the Fund seeks to achieve returns that are not closely correlated with the returns of the equity markets in which the Fund invests. Accordingly, the Fund, on average, intends to target a portfolio beta of zero over a normal business cycle. The Fund pursues its investment objective by investing at least 80% of its net assets
(including borrowings for investment purposes) in equity securities and equity related derivative instruments.
Since the Fund targets a beta of zero, an appropriate benchmark is U.S. cash returns, which remain at relatively low levels. In 2020, the strategy’s performance was disappointing as the Fund’s Class I shares returned -19.52%, net of fees.
Fund performance in 2020 was impacted by a continuation of key market dynamics that began in 2018, namely market participants’ seeming preference for long-term, speculative growth. Specifically, stocks with high forecasted earnings growth years into the future performed exceptionally well, while stocks that recently realized improvements in earnings were penalized. This price behavior is in contrast with history, as investors typically reward companies with improving fundamentals and ignore analyst projections of future long-term growth. These dynamics created a difficult environment for value investing, which tends to favor cheaper companies with modest future growth forecasts, and negatively impacted our stock selection process. Interestingly, one period when these unusual phenomena occurred in the past was during the technology bubble, when investors’ demand for growth stocks resulted in a large drawdown for value. Ultimately, 2020 was the third calendar year since 2001 in which cheap and improving stocks lagged expensive and deteriorating ones (i.e. the combination of Value and Momentum underperformed), proving difficult for the Fund.
Geographically, stocks in Japan, Europe and the U.S. detracted from overall returns. At the sector level, stock selection within Industrials, Information Technology and Consumer Discretionary drove losses.
Securities in the Fund remained globally diversified with over 50% of the Fund invested outside of the U.S.
The Fund does take small industry views. As of the end of the year, our largest sector overweight was in
Financials, while our largest underweight was in Information Technology.
The AQR Equity Market Neutral Fund is intended to maintain neutrality to equity markets, and incorporates constraints to limit exposure to macroeconomic factors. As such, we would generally not expect unusual market conditions such as those related to the COVID-19 pandemic (i.e., a short-term market sell-off during the first quarter of 2020 impacting some industries such as energy and transportation more than others such as technology and on-line retail, and a subsequent recovery throughout the year) to directly impact Fund performance. It is therefore difficult to pinpoint direct impacts from the COVID-19 pandemic on performance of the Fund, either in a positive or negative direction. While there was little definitive evidence for directional performance related to COVID-19, market volatility substantially increased during the first quarter and fourth quarter of 2020, both in terms of overall market direction as well as across stocks within broad equity markets. This had the impact of modestly increasing realized volatility of the market neutral strategy, which may have resulted in larger gains on positive days and larger losses on negative days than would have been realized during less volatile or more predictable periods. Ultimately, our risk control processes were able to adjust for these increased levels of volatility to some degree, however, the Fund itself did experience heightened volatility relative to past quarters resulting from the impact of COVID-19 to global equity markets overall.
The Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
We maintain conviction in our investment philosophy, and in the belief that fundamentals drive stock prices.
At the same time, we keep an open mind towards shifting market forces that might impact our model’s ability to continue to deliver outperformance. We have researched, and continue to thoroughly research, whether the market environment has fundamentally changed, or whether this is a temporary period when our process has been out of favor. To date, our research supports the conclusion that the recent underperformance of the Value-Momentum combination reflects a temporary shift in market sentiment, and that markets will eventually reward companies with strong fundamentals as they have done historically. In prior difficult periods, we have found that sticking with our philosophy was the right decision and ultimately paid off as market dynamics reverted. We remain confident in our fundamentally-oriented philosophy and disciplined systematic investment approach.
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
AQR Funds | Annual Report | December 2020
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.76%, 2.03% and 1.68%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR EQUITY MARKET NEUTRAL FUND VS. ICE BofA MERRILL LYNCH US 3-MONTH TREASURY BILL INDEX
VALUE OF $10,000 INVESTED ON 10/7/2014
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
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test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2020
AQR EQUITY MARKET NEUTRAL FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QMNIX -19.52% -14.26% -6.72% -2.04% 10/7/2014
Fund - Class N: QMNNX -19.70% -14.47% -6.98% -2.29% 10/7/2014
Fund - Class R6: QMNRX -19.61% -14.23% -6.70% -2.00% 10/7/2014
ICE BofA Merrill Lynch US 3-Month Treasury Bill Index 0.67% 1.61% 1.20% 0.97% 10/7/2014

Shareholder Letter (Unaudited)
AQR GLOBAL MACRO FUND

AQR Funds | Annual Report | December 2020
Dear Shareholder:
The AQR Global Macro Fund (the “Fund”) invests across a wide range of asset classes, including fixed income, currencies, commodities, and equities through the use of derivatives such as futures, forwards, and swaps. Within each asset class, the Fund takes both relative value and directional positions. The targeted annualized volatility for the Fund is 10%, on average, which varies modestly over time based on attractiveness of opportunities within the different asset classes that the Fund trades. The Fund’s strategy trades predominately on trends in macroeconomic fundamentals, using a systematic, bottom-up approach that integrates both quantitative and qualitative trading signals. While the strategy is long-term market neutral, it can take directional views over the short term. We expect that the correlation of this strategy to equity markets will average close to zero over a full economic cycle.
Our strategy invests across liquid markets on the basis of macroeconomic news and trends, an investment approach we call macro momentum. We evaluate both quantitative and qualitative indicators across a variety of dimensions, from growth and inflation to monetary policy and international trade. By integrating both quantitative and discretionary indicators in a bottom-up, risk-controlled portfolio construction, in our opinion, we capture the best features of both approaches while maintaining the benefits of a systematic and disciplined process.
In addition to economic fundamentals, we also consider other indicators, including measures of price momentum, value and carry. This multifactor approach provides a more holistic picture of each asset’s attractiveness. Macro momentum tends to drive asset positioning (long or short) in our portfolio, however, the degree of agreement between economic fundamentals, on the one hand, and price momentum, value and carry, on the other, determines ultimate position sizing. The bottom-up portfolio construction – in which we evaluate the attractiveness of each asset across a large number of dimensions – allows us to build a highly diversified portfolio that does not depend on a few “best ideas.”
The Fund concluded 2020 with a positive overall return, outperforming its benchmark. The Fund’s Class I shares returned 1.61%, net of fees, versus a 0.67% return for its benchmark, the ICE Bank of America ML
3-Month T-Bill Index. By asset class, gross of fees, equities contributed 2.1%, commodities contributed
1.8%, fixed income detracted -0.8% and currencies had a neutral impact on performance.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2020, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
2020 was a tumultuous year for the global economy and financial markets. In the first quarter, the emergence of the COVID-19 pandemic triggered abrupt declines in economic activity and severe weakness across equity, commodity, and credit markets. However, rapid and forceful deployment of fiscal and monetary stimulus measures in the U.S. and other major economies succeeded in stabilizing risk sentiment by late March. Over the remainder of the year, equities and other growth-sensitive assets staged a strong recovery, supported first by signs of gradual recovery in economic activity as shutdown measures eased and later by news that effective vaccines would soon be available to curtail the pandemic. Expectations of continued monetary accommodation served as an additional tailwind for markets, as the Federal Reserve and other major central banks signaled their willingness to ease policy further to support the recovery.
The Fund was able to navigate this environment successfully, as gains in equity and commodity strategies were only partially offset by losses in fixed income and currencies.
Equities
Relative value positions in emerging equity indexes delivered gains over the course of 2020, driven in particular by long positions in Korea and Taiwan relative to short positioning in Chinese H-Shares. Korean equities outperformed, benefiting from the country’s comparative success in containing the coronavirus, rate cuts from the Bank of Korea, and favorable demand trends for semiconductors, a key export industry.
Taiwanese equities similarly outperformed as domestic COVID cases remained low and as global demand for information technology exports remained strong. Chinese H-Shares underperformed, particularly in the second half of the year, as the U.S. imposed restrictions on a number of Chinese firms and as domestic regulators adopted a stricter approach toward the country’s technology sector. Gains in emerging equities were somewhat offset by losses in developed markets, where directional long exposures in the first quarter weighed on returns as the global spread of COVID-19 and associated economic disruptions led to a severe selloff in global equities.
John Liew
Founding Principal
Jordan Brooks
Principal
Michael Katz
Principal
David
Kupersmith
Principal
Yao Hua Ooi
Principal

Shareholder Letter (Unaudited)
AQR GLOBAL MACRO FUND
AQR Funds | Annual Report | December 2020
Commodities
Commodity strategies also added to returns, with gains coming primarily from directional positioning in agricultural commodities. Short positions in grains added to returns in the first and second quarter as the global recession weighed on expectations for demand.
In the fourth quarter, long positions in grains contributed further, as global economic recovery and prospects for reduced trade tensions between the U.S. and China supported prices. Gains in agricultural commodities were somewhat offset by losses in energy, particularly short positions in Brent and WTI crude in the second quarter. Oil prices rallied as U.S. drilling activity slowed and as a group of oil-producing nations agreed to limits on supply.
Fixed Income
Fixed income strategies detracted from performance, with the largest losses coming from directional short positioning in developed government bonds. Short positions suffered losses in the first quarter as the coronavirus outbreak weighed on global growth expectations and as falling energy prices dampened the inflation outlook. These losses were somewhat offset by gains in yield curve positions. A steepener position in U.S. Treasury futures (long 5-year note futures vs. short “long bond” futures) was profitable. The
U.S. yield curve steepened in the second quarter as dovish Federal Reserve policy supported short and intermediate maturities while increased issuance weighed on the long end of the curve.
Currencies
Currency positions had a neutral impact on performance for the year as gains and losses largely offset. Short exposure to the
Brazilian real benefited performance over the first half of the year, but in the third quarter a short position in the Mexican peso led to losses as data showed larger-than-expected trade surpluses and remittances from abroad. For the year as a whole, overall performance was muted from both developed and emerging market currencies.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.93%, 2.01% and 1.86%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
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test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2020
AQR GLOBAL MACRO FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QGMIX 1.61% 4.74% 2.12% 1.76% 4/8/2014
Fund - Class N: QGMNX 1.53%* 4.55% 1.90% 1.53% 4/8/2014
Fund - Class R6: QGMRX 1.82%* 4.86% 2.21% 2.40% 9/2/2014
ICE BofA Merrill Lynch US 3-Month Treasury Bill Index 0.67% 1.61% 1.20% 0.90% 4/8/2014
* Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/2020 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

Shareholder Letter (Unaudited)
AQR GLOBAL MACRO FUND
AQR Funds | Annual Report | December 2020
AQR GLOBAL MACRO FUND VS. ICE BofA MERRILL LYNCH US 3-MONTH TREASURY BILL INDEX
VALUE OF $10,000 INVESTED ON 4/8/2014
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR LONG-SHORT EQUITY FUND
AQR Funds | Annual Report | December 2020
Dear Shareholder:
The AQR Long-Short Equity Fund (the “Fund”) seeks to provide higher risk-adjusted returns with lower volatility relative to global equity markets. It does so by using three different sources of return: 1) the potential gains from its long and short equity positions, 2) overall exposure to equity markets, and 3) the tactical variation of its net exposure to equity markets. The strategy primarily seeks to add alpha via its long/
short (market-neutral) equity portfolio, which includes the use of derivatives such as swaps and futures. It also manages its beta relative to the MSCI World Index (“MSCI World”) to a long-term target of 0.5, and within a shorter-term range of 0.3 to 0.7, depending on our market views.
In 2020, the Class I shares of the Fund returned -13.91%, net of fees. Negative performance was driven by the Fund’s long-short stock selection component. Conversely, the Fund’s overall exposure to global developed equity markets contributed to performance, partly offsetting losses experienced elsewhere. The
Fund’s custom benchmark (50% MSCI World + 50% ICE BofA Merrill Lynch US 3-Month Treasury Bill Index)
delivered a return of 8.93% over this period. As such, the Fund underperformed its benchmark.
Fund performance in 2020 was impacted by a continuation of key market dynamics that began in 2018, namely market participants’ seeming preference for long-term, speculative growth. Specifically, stocks with high forecasted earnings growth years into the future performed exceptionally well, while stocks that recently realized improvements in earnings were penalized. This price behavior is in contrast with history, as investors typically reward companies with improving fundamentals and ignore analyst projections of future long-term growth. These dynamics created a difficult environment for value investing, which tends to favor cheaper companies with modest future growth forecasts, and negatively impacted our stock selection process. Interestingly, one period when these unusual phenomena occurred in the past was during the technology bubble, when investors’ demand for growth stocks resulted in a large drawdown for value. Ultimately, 2020 was the third calendar year since 2001 in which cheap and improving stocks lagged expensive and deteriorating ones (i.e. the combination of Value and Momentum underperformed), proving difficult for the Fund.
Geographically, stocks in Japan, Europe and the U.S. detracted from overall returns. At the sector level, stock selection within Industrials, Consumer Discretionary and Information Technology drove losses.
The Fund experienced positive performance from its static long-term beta exposure of 0.5 to the MSCI
World, given the index’s strong returns in 2020. The Fund’s tactical market exposure (the desired deviation from a beta of 0.5) was flat during the year.
Securities in the Fund remained globally diversified with over 50% of the Fund invested outside of the U.S.
The Fund does take small industry views. As of the end of the year, our largest sector overweight was in
Financials, while our largest underweight was in Information Technology.
The AQR Long-Short Equity Fund is structured to maintain some passive exposure to equity markets, while also employing a long-short stock selection strategy intended to maintain neutrality to equity markets. The
Fund also incorporates constraints to limit exposure to macroeconomic factors. Other than the explicit passive market exposure, we would generally not expect unusual market conditions such as those related to the COVID-19 pandemic (i.e., a short-term market sell-off during the first quarter of 2020 impacting some industries such as energy and transportation more than others such as technology and on-line retail, and a subsequent recovery throughout the year) to directly impact Fund performance. It is therefore difficult to pinpoint direct impacts from the COVID-19 pandemic on active performance of the Fund, either in a positive or negative direction. While there was little definitive evidence for directional performance related to
COVID-19, market volatility substantially increased during the first quarter and fourth quarter of 2020, both in terms of overall market direction as well as across stocks within broad equity markets. This had the impact of modestly increasing realized volatility of the market neutral stock selection strategy, which may have resulted in larger gains on positive days and larger losses on negative days than would have been realized during less volatile or more predictable periods. Ultimately, our risk control processes were able to adjust for these increased levels of volatility to some degree, however, the Fund itself did experience heightened volatility relative to past quarters resulting from the impact of COVID-19 to global equity markets overall.
The Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR LONG-SHORT EQUITY FUND
AQR Funds | Annual Report | December 2020
We maintain conviction in our investment philosophy, and in the belief that fundamentals drive stock prices. At the same time, we keep an open mind towards shifting market forces that might impact our model’s ability to continue to deliver outperformance. We have researched, and continue to thoroughly research, whether the market environment has fundamentally changed, or whether this is a temporary period when our process has been out of favor. To date, our research supports the conclusion that the recent underperformance of the Value-Momentum combination reflects a temporary shift in market sentiment, and that markets will eventually reward companies with strong fundamentals as they have done historically. In prior difficult periods, we have found that sticking with our philosophy was the right decision and ultimately paid off as market dynamics reverted. We remain confident in our fundamentally-oriented philosophy and disciplined systematic investment approach.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.30%, 1.57% and 1.23%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
** MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
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AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2020
AQR LONG-SHORT EQUITY FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QLEIX -13.91% -10.00% -1.29% 4.62% 7/16/2013
Fund - Class N: QLENX -14.17% -10.26% -1.55% 4.35% 7/16/2013
Fund - Class R6: QLERX -13.77% -9.92% -1.19% 2.54% 9/2/2014
50% MSCI World Index/50% ICE BofA Merrill Lynch US 3-Month
Treasury Bill Index** 8.93% 6.44% 6.87% 5.66% 7/16/2013

Shareholder Letter (Unaudited)
AQR LONG-SHORT EQUITY FUND
AQR Funds | Annual Report | December 2020
AQR LONG-SHORT EQUITY FUND VS. ICE BofA MERRILL LYNCH US 3-MONTH TREASURY BILL INDEX
VALUE OF $10,000 INVESTED ON 7/16/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR MULTI-ASSET FUND

AQR Funds | Annual Report | December 2020
Dear Shareholder
For the year ended December 31, 2020, the AQR Multi-Asset Fund Class I shares returned 2.68%, net of fees, and realized an annualized volatility of 12.5%. During this period, the Fund’s benchmark, 60% S&P
500®/40% Barclays® U.S. Aggregate Bond Index, returned 14.73% at an average realized volatility of
17.7%. The Fund’s net assets across all share classes were over $138 million at the end of 2020.
Using derivatives such as futures, swaps, and forwards, as well as securities, the AQR Multi-Asset Fund
(the “Fund”) invests across a wide variety of global markets — including, during the period presented in this report, developed market equities, developed and emerging market currencies, global developed nominal government bonds, global developed inflation-linked government bonds, and commodities — in an attempt to build a truly diversified portfolio where all markets matter, but no one market matters too much. The Fund gained primarily due to gains in nominal bonds (7.3%) and inflation-linked bonds (0.5%), more than offsetting losses in equities (-3.0%), commodities (-1.2%), and currency exposures (-1.0%). Active asset allocation benefited the portfolio, while active security selection within equity markets detracted from performance.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2020, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
After equities delivered strong gains in late 2019, risk sentiment began 2020 on a positive note. This optimism quickly eroded late in February as Italy experienced the first major outbreak of the novel coronavirus outside of Asia, with increased case numbers in other countries emerging shortly thereafter.
Broad restrictions on movement and economic activity followed as travel bans and economic shutdowns ground a significant portion of the global economy to a halt. Equities and commodities sold off sharply as a result, while aggressive monetary stimulus supported global fixed income markets. As the year continued, large fiscal stimulus responses, economic reopenings, and the development and ultimate approval of a COVID-19 vaccine led to optimism that the effects of the pandemic would be short-lived. Bonds held on to their gains as central banks maintained accommodative measures, while commodities and stocks rebounded, with many global equity markets ending the year at record highs.
While the beginning of the COVID-19 pandemic was accompanied by extreme market volatility across asset classes, we were able to successfully maintain portfolio liquidity and execute the Fund’s strategy effectively. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within global markets.
The Fund seeks to allocate among asset classes in a way that avoids excessive risk exposure to any single asset class or risk premium, which means that instruments with less risk will generally be allocated more capital than instruments that are deemed riskier. As markets move through different risk regimes, the portfolio is dynamically adjusted with the goal of keeping overall portfolio risk and the balance of risk across asset classes steady through time. We believe this leads to more consistent results across macroeconomic environments, reduces tail risks and enables investors to remain invested through difficult market environments. In addition, we also adjust position sizes to best capture the opportunity set within and across asset classes based on AQR’s proprietary expected return models. The ultimate goal is to build a portfolio that, in the long run, will deliver higher returns at a risk level similar to that of traditional portfolios by combining a better asset allocation with return-enhancing active views.
Jon Liew
Founding Principal
John Huss
Principal
Ronen Israel
Principal
Michael
Mendelson
Principal
Lars Nielsen
Principal
Yao Hua Ooi
Principal

Shareholder Letter (Unaudited)
AQR MULTI-ASSET FUND
AQR Funds | Annual Report | December 2020
The Fund is generally expected to remain net long the asset classes in which it invests but does allow for a limited amount of shorting.
The targeted annualized volatility for the Fund is 10%, on average, which varies over time based on our perceptions of the opportunity sets within the different asset classes we trade. At the end of the year, the Fund had bearish views on nominal and inflation-linked bonds and bullish views on equities, emerging currencies, and commodities. The Fund ended the year targeting a volatility level near its long-term average. Total exposures ended the year near to longer-term expectations as forecasted risk levels were near historical averages.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.34%, 1.61% and 1.25%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR MULTI-ASSET FUND VS.60%S&P 500®/40% BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX
VALUE OF $10,000 INVESTED ON 12/31/2010
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2020
AQR MULTI-ASSET FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AQRIX 2.68% 4.97% 8.18% 5.79% 6.04% 9/29/2010
Fund - Class N: AQRNX 2.41% 4.66% 7.86% 5.51% 5.75% 9/29/2010
Fund - Class R6: AQRRX 2.78% 5.01% 8.24% N/A 4.39% 9/2/2014
60% S&P 500 Index®/40% Bloomberg Barclays U.S.
Aggregate Bond Index 14.73% 11.03% 11.11% 10.02% 10.34% 9/29/2010

Shareholder Letter (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND

AQR Funds | Annual Report | December 2020
Dear Shareholder:
The AQR Risk-Balanced Commodities Fund (the “Fund”) Class I shares returned 8.15%, net of fees, in
2020, with agriculturals and metals contributing significantly to positive performance, more than offsetting losses in energies, livestock, and softs. Most commodities, especially energies, suffered a sharp drop in the first quarter of 2020 as the COVID-19 pandemic broke out globally. After this initial shock, commodities recovered most of the losses throughout the rest of the year. Agriculturals rallied, supported by China’s dwindling stockpiles and high levels of buying interest. Base metal prices benefited from China’s stimulus package and the country’s early recuperation from the virus. Precious metals were also up, on safe-haven investment demand and a weaker US dollar. On the other hand, energies ended the year with negative performance (and the worst performance amongst all commodity sectors) as travel demand continued to be low and production cuts proved inadequate.
The Fund outperformed its benchmark, the Bloomberg Commodity TR Index (“BCOM”), by 11.33%, as
BCOM declined -3.12% on the year. The Fund has also outperformed over a three-year period (1.78% vs.
-2.53%, annualized) and since inception (-3.15% vs. -5.97%, annualized). Note that, while we use BCOM as a benchmark, we do not aim to replicate it. The Fund’s construction is sufficiently different that we would expect a difference in the performance of the Fund and this benchmark. Specifically, we expect the magnitude of performance differences to be roughly 10% per year on average, in either direction.
The outperformance in 2020 relative to the benchmark was due to several features of the Fund. Across-
sector allocation was a major contributor; the Fund generally has lower exposure to energies than BCOM, thanks to its risk-balanced approach to sector allocation, and energies were the worst-performing sector.
The Fund’s within-sector allocations outperformed BCOM within each sector, but primarily in energies and agriculturals. The Fund’s dynamic roll process and tactical tilts also contributed to the outperformance.
On the other hand, the Fund's volatility targeting offset some of these gains, as the relatively low volatility at the beginning of the year meant that the Fund required more than 100% notional exposure, leading to underperformance as commodities tumbled in Q1. We aim to maintain a target level of volatility by varying the level of exposure in the Fund. This reduces the likelihood that short periods can determine outcomes over long investment horizons.
At AQR, we employ a variety of means to monitor markets and assess both portfolio and operational risk on a continual basis. The portfolios that form our investment strategies maintain strict risk controls and independent risk monitoring. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and portfolio volatility to determine if intervention is necessary. We will continue to do so. Our experience during the recent COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit liquidity risk and model risk. When the COVID-19 pandemic broke out, we anticipated reduced liquidity and adjusted our roll process accordingly. We also added flexibility to our models to handle potential negative commodity prices. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within global markets.
The Fund began the year at an estimated volatility of 13.2%, below its long-run target of 18%, as the Fund was constrained by exposure limits. It ended the year targeting a volatility of 19.6% because of bullish active views. The Fund obtains exposure to the individual commodities and sectors by investing in commodity-
linked derivative instruments, such as swaps and futures. Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2020, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
The strategic portion of the portfolio returned 6.70%, and tactical tilts added 1.50%. The strategic return in this attribution is the return to a long-only risk-balanced portfolio. The tactical returns are the returns from the active views in the individual commodities and sectors. The tactical portion of the Fund gained on the year, primarily from active views in agriculturals. At year-end, the Fund’s tactical positioning was generally bullish commodities, except for the energies sector.
Ronen Israel
Principal
Ari Levine
Principal
Lars Nielsen
Principal
Yao Hua Ooi
Principal

Shareholder Letter (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
AQR Funds | Annual Report | December 2020
The Fund's class I shares finished its eighth full year up 8.15%, net of fees, and outperformed the BCOM benchmark by 11.33%, the second consecutive year with double-digit outperformance over the benchmark. The Fund’s across- and within-sector allocation, along with its dynamic roll process and tactical tilts, drove the outperformance. While short term results can be noisy, we believe the
Fund’s broader diversification, strong risk management and active commodity selection will continue to deliver steady volatility and strong returns across market environments in the long term. Especially in a market environment in which participants are increasingly concerned about the risk of inflation — given increased monetary and fiscal stimulus — we believe that commodities can be a useful diversifier in many investors’ portfolios. Diversification does not eliminate the risk of experiencing investment loss.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.09%, 1.35% and 1.00%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR RISK BALANCED COMMODITIES STRATEGY FUND VS. BLOOMBERG COMMODITY TOTAL RETURN
INDEX
SM
VALUE OF $10,000 INVESTED ON 7/9/2012
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2020
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: ARCIX 8.15%* 1.74% 6.27% -3.16% 7/9/2012
Fund - Class N: ARCNX 8.11% 1.49% 6.00% -3.41% 7/9/2012
Fund - Class R6: QRCRX 8.29% 1.79% 6.34% -1.82% 9/2/2014
Bloomberg Commodity Total Return IndexSM -3.12% -2.53% 1.03% -5.97% 7/9/2012
* Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/2020 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

Shareholder Letter (Unaudited)
AQR RISK PARITY II MV FUND

AQR Funds | Annual Report | December 2020
Dear Shareholder:
For the year ended December 31, 2020, the AQR Risk Parity II MV Fund Class I shares returned 5.20%, net of fees, and realized an annualized volatility of 12.1%. During this period, the Fund’s benchmark, 60%
S&P 500®/40% Barclays® U.S. Aggregate Bond Index, returned 14.73% at an average realized volatility of
17.7%. The Fund’s net assets across all share classes were over $93 million at the end of 2020.
Using derivatives such as futures and swaps as well as securities, the AQR Risk Parity II MV Fund (the
“Fund”) invests across a wide variety of global markets — including, during the period presented in this report, developed and emerging market equities, global developed nominal government bonds, global developed inflation-linked government bonds and commodities — in an attempt to build a truly diversified portfolio where all markets matter, but no one market matters too much. The Fund’s gains were primarily due to its exposure to nominal fixed income, which contributed 7.6%. The Fund experienced detractions in global equites (-1.6%) and inflation-sensitive assets (-0.8%). Attribution from tactical tilts modestly detracted on the year as gains from bearish views on commodities in the first half of the year were more than offset by losses due to tactical views on equites and bonds.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2020, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
After equities delivered strong gains in late 2019, risk sentiment began 2020 on a positive note. This optimism quickly eroded late in February as Italy experienced the first major outbreak of the novel coronavirus outside of Asia, with increased case numbers in other countries emerging shortly thereafter.
Broad restrictions on movement and economic activity followed as travel bans and economic shutdowns ground a significant portion of the global economy to a halt. Equities and commodities sold off sharply as a result, while aggressive monetary stimulus supported global fixed income markets. As the year continued, large fiscal stimulus responses, economic reopenings, and the development and ultimate approval of a COVID-19 vaccine led to optimism that the effects of the pandemic would be short-lived. Bonds held on to their gains as central banks maintained accommodative measures, while commodities and stocks rebounded, with many global equity markets ending the year at record highs.
While the beginning of the COVID-19 pandemic was accompanied by extreme market volatility across asset classes, we were able to successfully maintain portfolio liquidity and execute the Fund’s strategy effectively.
We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within global markets.
Risk parity investing involves allocating to investments by risk, which means that instruments with less risk will generally be allocated more capital than instruments that are deemed riskier. As markets move through different risk regimes, the portfolio is dynamically adjusted with the goal of keeping overall portfolio risk and the balance of risk across risk categories steady through time. We believe this leads to more consistent results across macroeconomic environments, reduces tail risks and enables investors to remain invested through difficult market environments. In addition to adjusting position sizes to control for increasing or decreasing risk expectations, we also employ modest asset tilts based on AQR’s proprietary expected return models. These tilts allow the portfolio to get over- and underweight a broad array of global markets. The ultimate goal is to build a portfolio that, in the long run, will deliver higher returns at a risk level similar to that of traditional portfolios by combining a better asset allocation with return-enhancing tactical tilts.
The Fund is generally expected to remain long the markets in which it invests. The targeted annualized volatility for the Fund is 10%, on average, which varies over time based on our perceptions of tactical opportunities within the different asset classes we trade. The Fund started the year targeting a volatility level near its long-term average. At the end of the year, the Fund had bearish views on nominal and inflation-
linked bonds and bullish views on equities and commodities. The Fund ended the year targeting a volatility level near its long-term average. Total exposures ended the year near to longer-term expectations as forecasted risk levels were near historical averages.
John Liew
Founding Principal
John J. Huss
Principal
Ronen Israel
Principal
Michael
Mendelson
Principal
Lars Nielsen
Principal
Yao Hua Ooi
Principal

Shareholder Letter (Unaudited)
AQR RISK PARITY II MV FUND
AQR Funds | Annual Report | December 2020
Despite two of the Fund’s three asset groups detracting on the year, the Fund performed positively as bond markets experienced strong gains. One of the strengths of our risk-balanced approach is the limited, humble assumptions necessary to believe in the strategy. If investors believe that taking market risk in major asset classes is rewarded on average, that the risk-adjusted returns to these asset classes are more similar than they are different and that they tend to pay off at somewhat different times, then the case for the Fund is a straight forward one. We remain confident that the diversification benefits of the Fund provide a sound allocation for the wide variety of potential market environments we may face in the coming years. Diversification does not eliminate the risk of experiencing investment loss.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.02%, 1.27% and 0.92%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR RISK PARITY II MV FUND VS.60% S&P 500®/40% BLOOMBERG BARCLAYS U.S. AGGREGATE BOND
INDEX VALUE OF $10,000 INVESTED ON 11/5/2012
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2020
AQR RISK PARITY II MV FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QRMIX 5.20% 6.24% 8.12% 4.54% 11/5/2012
Fund - Class N: QRMNX 5.03% 6.00% 7.83% 4.27% 11/5/2012
Fund - Class R6: QRMRX 5.31% 6.34% 8.20% 4.35% 9/2/2014
60% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate
Bond Index 14.73% 11.03% 11.11% 10.42% 11/5/2012

Shareholder Letter (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND

AQR Funds | Annual Report | December 2020
Dear Shareholder:
The AQR Style Premia Alternative Fund (the “Fund”) returned -21.96%, net of fees, (Class I shares) in
2020. For the year ended December 31, 2020, the Fund realized 10.7% annualized daily volatility and a 0.2 correlation to global equities, as represented by the MSCI World Index. The ICE BofA Merrill Lynch 3-Month
U.S. Treasury Bill Index
SM
, which is the Fund’s benchmark, returned 0.67% over this period.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2020, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
The Fund invests in five different asset groups, using derivatives such as futures and swaps: equities of major developed markets, country specific equity indices, bonds and interest rate futures, currencies and commodities. The Fund employs market-neutral, long-short strategies across these asset groups based on four investment styles:
Value - The tendency for cheap assets to outperform expensive ones
Momentum - The tendency for an asset’s recent relative performance to continue in the future
Carry - The tendency for higher-yielding assets to provide higher returns than lower-yielding assets
Defensive - The tendency for lower-risk and higher-quality assets to generate higher risk-adjusted returns
Losses were almost entirely driven by the Stocks and Industries asset group, with the other four more macro related asset groups ending the year largely flat. Performance for the macro asset groups was challenging in the first half of the year, in part due to the manner in which the COVID-19 pandemic impacted countries and markets differentially. Given the Fund's target of low correlation to traditional markets, the impact of the evolving COVID 19 pandemic on aggregate direction of traditional markets had a minimal influence on the
Fund's performance. However, performance in these asset groups recovered over the remainder of the year resulting in flat overall performance.
Three of the four styles detracted with Value responsible for the largest losses, while Carry and Defensive drove additional losses. Momentum was the sole positive performing style, with each of the five asset groups contributing to performance. Value losses were overwhelmingly driven by performance in Stocks and
Industries. Losses in Carry were driven by a combination of Fixed income and Currencies, while Defensive losses were split between Equity Indices and Fixed Income.
At the intersection of this performance summary is Value in Stocks and Industries, which accounted for a large proportion of the year’s losses. Value applied to single stocks continued its multi-year slide throughout much of 2020. Although this multi-year Value drawdown and its impact on the Fund’s aggregate performance has been prolonged and painful, AQR’s research continues to show that Value’s losses are due to a temporary disconnect between prices and fundamentals. Investors are demanding stocks with long-term growth forecasts, seemingly without concern for the price paid for those securities. As has been the case with similar value bubbles in the past, most notably the technology bubble of the late 1990’s, the expectation is that performance for Value will rebound meaningfully when the bubble bursts.
Andrea Frazzini
Principal
Ronen Israel
Principal
Michael Katz
Principal
Yao Hua Ooi
Principal

Shareholder Letter (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
AQR Funds | Annual Report | December 2020
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.85%, 2.11% and 1.76%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR STYLE PREMIA ALTERNATIVE FUND VS. ICE BofA MERRILL LYNCH US 3-MONTH TREASURY BILL
INDEX VALUE OF $10,000 INVESTED ON 10/30/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2020
AQR STYLE PREMIA ALTERNATIVE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QSPIX -21.96% -14.37% -6.88% -1.73% 10/30/2013
Fund - Class N: QSPNX -22.17% -14.57% -7.12% -1.98% 10/30/2013
Fund - Class R6: QSPRX -21.91% -14.30% -6.81% -3.02% 9/2/2014
ICE BofA Merrill Lynch US 3-Month Treasury Bill Index 0.67% 1.61% 1.20% 0.85% 10/30/2013

Shareholder Letter (Unaudited)
AQR Funds | Annual Report | December 2020
DEFINITIONS:
Beta: The measure of the volatility, or systematic risk, of a security or portfolio compared to the market as a whole.
Bloomberg Barclays
®
U.S. Aggregate Bond Index: is a market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity.
Bloomberg Commodity Total Return Index
SM
: is a broad-based index used to represent the most frequently-traded global commodity futures. Indexes are unmanaged and one cannot invest directly in an index.
Correlation : A statistic that measures the degree to which two securities move in relation to each other.
ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index: is designed to measure the performance of high-quality short-term cash-
equivalent investments. Indexes are unmanaged and one cannot invest directly in an index.
MSCI World Index: is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada.
S&P 500 ® : is a capitalization weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Indexes are unmanaged and one cannot invest directly in an index.
Sharp Ratio: Excess return of the portfolio, relative to the risk-free rate, divided by the standard deviation of the portfolio's excess returns.

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 173.4%
COMMON STOCKS - 92.9%
Australia - 2.7%
AGL Energy Ltd. (2)(a) 51,276 473,297
Ansell Ltd. (2)(a) 6,828 182,527
Aurizon Holdings Ltd. (2)(a) 23,877 71,737
Beach Energy Ltd. (2)(a) 105,286 146,865
BlueScope Steel Ltd. (2)(a) 28,149 380,146
carsales.com Ltd. (2)(a) 1,172 18,103
Crown Resorts Ltd. (2)(a) 4,863 36,193
Deterra Royalties Ltd. (2)*(a) 1,132 4,189
Fortescue Metals Group Ltd. (2)(a) 37,367 674,937
Harvey Norman Holdings Ltd. (2)(a) 72,102 260,562
JB Hi-Fi Ltd. (2)(a) 10,506 394,448
Lendlease Corp. Ltd. (2) 6,300 63,698
Qube Holdings Ltd. (2)(a) 16,371 37,065
Sonic Healthcare Ltd. (2)(a) 1,696 42,021
Tabcorp Holdings Ltd. (2)(a) 29,182 87,859
Treasury Wine Estates Ltd. (2)(a) 5,780 41,812
Wesfarmers Ltd. (2)(a) 2,904 112,870
Worley Ltd. (2)(a) 27,761 245,202
3,273,531
—
Belgium - 0.9%
Ageas SA/NV (2)(a) 7,588 402,977
Etablissements Franz Colruyt NV
(2)(a) 1,793 106,170
Proximus SADP (2)(a) 14,715 290,670
Solvay SA (2)(a) 2,546 300,261
1,100,078
—
Brazil - 0.3%
Yara International ASA (2) 10,240 424,812
Canada - 5.3%
Alamos Gold, Inc., Class A (a) 7,077 61,824
Alimentation Couche-Tard, Inc.,
Class B (a) 485 16,529
Atco Ltd., Class I (a) 2,223 63,726
Bank of Montreal (a) 628 47,748
Canadian Imperial Bank of
Commerce (a) 127 10,847
Canadian Pacific Railway Ltd. (a) 29 10,059
Canadian Tire Corp. Ltd., Class A
(a) 4,101 539,101
CGI, Inc. *(a) 2,262 179,464
CI Financial Corp. (a) 13,233 164,048
Cogeco Communications, Inc. (a) 2,546 195,735
Empire Co. Ltd., Class A (a) 10,460 285,885
Equinox Gold Corp. *(a) 6,632 68,618
Gibson Energy, Inc. (a) 6,856 110,739
Hydro One Ltd. (a)(b) 9,156 206,080
iA Financial Corp., Inc. (a) 4,167 180,639
IGM Financial, Inc. (a) 2,680 72,658
Imperial Oil Ltd. (a) 9,029 171,373
Intact Financial Corp. (a) 402 47,600
Keyera Corp. (a) 9,387 166,811
Kinross Gold Corp. (a) 48,222 353,833
Linamar Corp. (a) 738 39,089
Magna International, Inc. (a) 7,294 516,350
Manulife Financial Corp. (a) 23,063 410,383
INVESTMENTS SHARES VALUE ($)
Canada - 5.3% (continued)
Metro, Inc. (a) 1,243 55,466
National Bank of Canada (a) 2,529 142,334
Northland Power, Inc. (a) 7,558 271,171
Parkland Corp. (a) 3,660 116,134
Quebecor, Inc., Class B (a) 8,548 219,996
Ritchie Bros Auctioneers, Inc. (a) 1,683 116,986
Shaw Communications, Inc., Class
B (a) 4,309 75,625
Stantec, Inc. (a) 3,992 129,460
Teck Resources Ltd., Class B (a) 17,619 319,741
TFI International, Inc. (a) 4,913 252,926
Thomson Reuters Corp. (a) 1,934 158,287
TMX Group Ltd. (a) 1,805 180,287
Toromont Industries Ltd. (a) 706 49,474
Tourmaline Oil Corp. (a) 26,453 356,614
Yamana Gold, Inc. (a) 21,163 120,870
6,484,510
—
China - 0.3%
Wilmar International Ltd. (2) 43,700 153,860
Yangzijiang Shipbuilding Holdings
Ltd. (2) 309,000 223,377
377,237
—
Denmark - 1.0%
Carlsberg A/S, Class B (2)(a) 464 74,385
Genmab A/S (2)*(a) 88 35,683
GN Store Nord A/S (2)(a) 332 26,465
Pandora A/S (2)(a) 5,992 670,613
ROCKWOOL International A/S,
Class B (2)(a) 462 172,906
Vestas Wind Systems A/S (2)(a) 847 200,086
1,180,138
—
Finland - 0.8%
Kesko OYJ, Class B (2)(a) 16,625 426,709
Neste OYJ (2)(a) 3,614 262,390
Orion OYJ, Class B (2)(a) 1,776 81,580
UPM-Kymmene OYJ (2)(a) 1,718 64,067
Valmet OYJ (2)(a) 7,028 202,058
1,036,804
—
France - 2.7%
Arkema SA (2)(a) 713 81,583
Atos SE (2)*(a) 362 33,056
AXA SA (2)(a) 1,116 26,764
BNP Paribas SA (2)*(a) 5,846 308,623
Carrefour SA (2)(a) 6,830 116,960
Cie de Saint-Gobain (2)(a) 10,250 471,421
Cie Generale des Etablissements
Michelin SCA (2)(a) 262 33,734
CNP Assurances (2)*(a) 9,373 152,284
Credit Agricole SA (2)*(a) 7,874 99,543
Electricite de France SA (2)(a) 32,354 511,980
Engie SA (2)*(a) 1,047 16,051
Eutelsat Communications SA (2)(a) 17,674 199,937
Orange SA (2)(a) 3,543 42,180
Peugeot SA (2)*(a) 23,139 633,676
Publicis Groupe SA (2)(a) 419 20,825
Rexel SA (2)*(a) 9,997 157,786

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
France - 2.7% (continued)
Rubis SCA (2)(a) 5,220 241,311
Sanofi (2)(a) 186 18,028
Societe BIC SA (2)(a) 1,101 62,283
Sodexo SA (2)(a) 376 31,800
3,259,825
—
Germany - 2.2%
Aurubis AG (2)(a) 1,873 146,166
Bayerische Motoren Werke AG (2)
(a) 3,726 328,844
Brenntag AG (2)(a) 2,143 166,643
Deutsche Post AG (Registered) (2)
(a) 10,092 499,915
Freenet AG (2) 846 17,771
Hannover Rueck SE (2)(a) 781 124,457
HeidelbergCement AG (2)(a) 2,899 215,847
HelloFresh SE (2)*(a) 3,342 258,511
Henkel AG & Co. KGaA
(Preference) (2)(a) 4,438 500,404
METRO AG (2)(a) 2,278 25,588
ProSiebenSat.1 Media SE (2)*(a) 16,020 269,711
Software AG (2)(a) 818 33,317
TUI AG (2)(a) 20,125 126,411
Uniper SE (2)(a) 335 11,608
Volkswagen AG (Preference) (2)(a) 116 21,679
2,746,872
—
Italy - 2.2%
A2A SpA (2)(a) 171,215 274,435
Assicurazioni Generali SpA (2)(a) 20,134 352,513
Banco BPM SpA (2)(a) 62,127 137,844
Buzzi Unicem SpA (2)(a) 9,863 235,457
DiaSorin SpA (2)(a) 762 159,099
Enel SpA (2)(a) 26,822 272,907
Hera SpA (2)(a) 62,541 227,583
Italgas SpA (2)(a) 18,971 120,846
Leonardo SpA (2)(a) 28,277 204,391
Poste Italiane SpA (2)(a)(b) 28,826 294,854
Prysmian SpA (2)(a) 4,945 176,006
Terna Rete Elettrica Nazionale SpA
(2)(a) 12,495 96,014
Unipol Gruppo SpA (2)*(a) 41,131 197,651
2,749,600
—
Ivory Coast - 0.1%
Endeavour Mining Corp. * 3,177 73,928
Japan - 16.6%
AEON Financial Service Co. Ltd.
(2)(a) 10,500 125,933
AGC, Inc. (2)(a) 15,800 552,511
Aisin Seiki Co. Ltd. (2)(a) 600 17,994
Alfresa Holdings Corp. (2)(a) 3,700 67,818
Amada Co. Ltd. (2)(a) 6,100 67,126
Asahi Kasei Corp. (2)(a) 2,900 29,725
Astellas Pharma, Inc. (2)(a) 2,000 30,968
Bandai Namco Holdings, Inc. (2)(a) 1,700 147,221
Bridgestone Corp. (2)(a) 4,500 147,581
Brother Industries Ltd. (2)(a) 13,800 284,880
Canon Marketing Japan, Inc. (2)(a) 3,000 68,560
Chiba Bank Ltd. (The) (2)(a) 21,500 118,643
INVESTMENTS SHARES VALUE ($)
Japan - 16.6% (continued)
Chubu Electric Power Co., Inc. (2)
(a) 24,800 299,286
Concordia Financial Group Ltd. (2)
(a) 7,000 24,693
Credit Saison Co. Ltd. (2)(a) 3,100 35,690
Daicel Corp. (2)(a) 2,600 19,004
Daiwa Securities Group, Inc. (2)(a) 21,500 97,929
DeNA Co. Ltd. (2)(a) 4,800 85,445
Electric Power Development Co.
Ltd. (2)(a) 13,300 183,542
ENEOS Holdings, Inc. (2)(a) 102,100 366,713
Fujitsu Ltd. (2)(a) 2,400 346,885
Fukuoka Financial Group, Inc. (2)
(a) 8,200 146,165
GungHo Online Entertainment, Inc.
(2)(a) 11,890 266,207
Haseko Corp. (2)(a) 23,200 266,283
Hitachi Ltd. (2)(a) 8,900 351,277
Honda Motor Co. Ltd. (2)(a) 11,500 324,487
Iida Group Holdings Co. Ltd. (2)(a) 8,800 177,920
Isuzu Motors Ltd. (2)(a) 18,400 175,161
ITOCHU Corp. (2)(a) 21,200 609,714
Japan Post Holdings Co. Ltd. (2)(a) 48,300 376,216
Japan Post Insurance Co. Ltd. (2)
(a) 18,100 371,125
Kajima Corp. (2)(a) 32,600 437,329
Kaken Pharmaceutical Co. Ltd. (2)
(a) 1,000 38,643
Kamigumi Co. Ltd. (2)(a) 14,700 268,545
Kaneka Corp. (2)(a) 2,900 101,599
Kansai Electric Power Co., Inc.
(The) (2)(a) 2,100 19,862
KDDI Corp. (2)(a) 19,800 587,074
Kinden Corp. (2)(a) 8,100 131,904
Komatsu Ltd. (2)(a) 1,300 35,878
Konami Holdings Corp. (2)(a) 3,100 174,425
K's Holdings Corp. (2)(a) 2,600 36,228
Kyocera Corp. (2)(a) 1,200 73,654
Mabuchi Motor Co. Ltd. (2)(a) 4,900 213,735
Marubeni Corp. (2)(a) 39,100 260,500
Mebuki Financial Group, Inc. (2) 26,200 51,623
Medipal Holdings Corp. (2)(a) 10,400 195,575
Mitsubishi Corp. (2)(a) 1,300 32,047
Mitsubishi Electric Corp. (2)(a) 14,200 214,614
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 8,200 188,562
Mitsubishi Logistics Corp. (2)(a) 1,400 41,994
Mitsubishi UFJ Lease & Finance
Co. Ltd. (2)(a) 33,500 160,863
Mitsui & Co. Ltd. (2)(a) 13,800 253,013
Mitsui Chemicals, Inc. (2)(a) 12,300 361,317
Mizuho Financial Group, Inc. (2)(a) 18,080 229,475
MS&AD Insurance Group Holdings,
Inc. (2)(a) 15,300 465,503
Nexon Co. Ltd. (2)(a) 3,600 111,078
NGK Insulators Ltd. (2)(a) 2,800 43,265
Nippo Corp. (2)(a) 1,600 43,839
Nippon Express Co. Ltd. (2)(a) 3,200 215,254
Nippon Telegraph & Telephone
Corp. (2)(a) 26,000 667,133

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
Japan - 16.6% (continued)
Nomura Holdings, Inc. (2)(a) 96,700 511,260
NS Solutions Corp. (2)(a) 2,800 82,476
Obayashi Corp. (2)(a) 48,200 416,186
Oji Holdings Corp. (2)(a) 45,700 260,175
ORIX Corp. (2)(a) 9,900 152,303
Osaka Gas Co. Ltd. (2)(a) 19,600 401,753
Otsuka Holdings Co. Ltd. (2)(a) 900 38,562
Panasonic Corp. (2)(a) 12,000 139,887
Resona Holdings, Inc. (2)(a) 174,900 612,283
Rohto Pharmaceutical Co. Ltd. (2)
(a) 1,000 29,640
Sankyo Co. Ltd. (2)(a) 6,100 165,052
Sankyu, Inc. (2)(a) 3,900 147,475
Sawai Pharmaceutical Co. Ltd. (2)
(a) 2,100 95,305
Sega Sammy Holdings, Inc. (2)(a) 3,200 50,515
Seino Holdings Co. Ltd. (2)(a) 5,200 73,380
Sekisui Chemical Co. Ltd. (2)(a) 4,400 83,430
Sekisui House Ltd. (2)(a) 3,500 71,301
Shimizu Corp. (2)(a) 19,200 139,763
Shinsei Bank Ltd. (2)(a) 16,100 198,897
Shizuoka Bank Ltd. (The) (2)(a) 12,500 91,754
Sojitz Corp. (2)(a) 82,200 183,561
Sompo Holdings, Inc. (2)(a) 11,800 478,406
Subaru Corp. (2)(a) 14,900 298,133
Sumitomo Dainippon Pharma Co.
Ltd. (2)(a) 3,300 48,772
Sumitomo Electric Industries Ltd.
(2)(a) 1,800 23,851
Sumitomo Heavy Industries Ltd.
(2)(a) 4,500 111,226
Sumitomo Metal Mining Co. Ltd.
(2)(a) 3,500 155,684
Sumitomo Mitsui Trust Holdings,
Inc. (2)(a) 6,000 185,128
Sumitomo Rubber Industries Ltd.
(2)(a) 7,800 67,113
Suzuken Co. Ltd. (2)(a) 2,300 83,200
T&D Holdings, Inc. (2)(a) 8,200 96,997
Taiheiyo Cement Corp. (2)(a) 10,700 268,025
Taisei Corp. (2)(a) 4,700 162,143
TBS Holdings, Inc. (2)(a) 3,000 52,763
Teijin Ltd. (2)(a) 15,000 282,272
Tohoku Electric Power Co., Inc. (2)
(a) 14,200 117,195
Tokio Marine Holdings, Inc. (2)(a) 2,400 123,652
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 63,100 166,672
Tokyo Gas Co. Ltd. (2)(a) 15,500 358,750
Toppan Printing Co. Ltd. (2)(a) 10,800 152,513
Tosoh Corp. (2)(a) 23,400 365,606
Toyo Seikan Group Holdings Ltd.
(2)(a) 4,100 44,901
Toyoda Gosei Co. Ltd. (2)(a) 3,600 104,451
Toyota Boshoku Corp. (2)(a) 8,000 129,925
Toyota Motor Corp. (2)(a) 200 15,434
Toyota Tsusho Corp. (2)(a) 9,300 376,339
Yamada Holdings Co. Ltd. (2)(a) 8,700 46,223
INVESTMENTS SHARES VALUE ($)
Japan - 16.6% (continued)
Yokohama Rubber Co. Ltd. (The)
(2) 10,700 159,398
20,256,963
—
Kyrgyzstan - 0.1%
Centerra Gold, Inc. 13,996 162,072
Luxembourg - 0.3%
APERAM SA (2) 3,591 149,441
Eurofins Scientific SE (2)* 2,440 204,574
354,015
—
Netherlands - 1.8%
ASM International NV (2)(a) 753 164,321
ASR Nederland NV (2)(a) 8,347 333,972
Koninklijke Ahold Delhaize NV (2)
(a) 23,677 667,960
NN Group NV (2)(a) 6,725 290,723
Randstad NV (2)*(a) 6,232 403,414
Signify NV (2)*(a)(b) 8,252 346,470
2,206,860
—
Norway - 0.2%
Leroy Seafood Group ASA (2)(a) 12,770 90,098
Orkla ASA (2)(a) 3,419 34,711
Salmar ASA (2)(a) 2,763 161,887
286,696
—
Panama - 0.1%
Copa Holdings SA, Class A (c) 1,312 101,326
Singapore - 0.3%
Genting Singapore Ltd. (2) 62,000 39,931
Jardine Cycle & Carriage Ltd. (2) 1,300 19,259
SATS Ltd. (2)* 10,200 30,776
Venture Corp. Ltd. (2) 16,400 241,143
331,109
—
South Africa - 0.0% (d)
Investec plc (2) 21,116 54,267
Spain - 1.9%
Acciona SA (2)(a) 898 128,497
CaixaBank SA (2)(a) 30,528 78,465
Enagas SA (2)(a) 18,526 407,567
Endesa SA (2)(a) 18,005 493,858
Iberdrola SA (2)(a) 24,871 357,404
Mapfre SA (2)(a) 134,180 262,227
Red Electrica Corp. SA (2)(a) 11,539 236,908
Repsol SA (2)(a) 35,771 360,361
2,325,287
—
Sweden - 1.4%
Axfood AB (2)(a) 8,942 208,307
Boliden AB (2)(a) 1,895 67,230
Electrolux AB, Series B (2)(a) 1,063 24,733
Essity AB, Class B (2)(a) 3,233 104,165
Getinge AB, Class B (2)(a) 14,448 338,107
Holmen AB, Class B (2)(a) 560 26,855
Husqvarna AB, Class B (2)(a) 1,720 22,322
ICA Gruppen AB (2)(a) 6,134 306,827
Securitas AB, Class B (2)(a) 1,304 21,038

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
Sweden - 1.4% (continued)
Skanska AB, Class B (2)(a) 1,590 40,520
SKF AB, Class B (2)(a) 5,455 141,935
SSAB AB, Class A (2)*(a) 9,467 33,559
Swedish Orphan Biovitrum AB
(2)*(a) 2,567 51,659
Trelleborg AB, Class B (2)*(a) 2,490 55,308
Volvo AB, Class B (2)*(a) 10,474 247,952
1,690,517
—
Switzerland - 1.6%
Adecco Group AG (Registered) (2)
(a) 2,947 196,280
BKW AG (2)(a) 157 17,691
Bucher Industries AG (Registered)
(2)(a) 136 62,378
DKSH Holding AG (2)(a) 1,632 122,273
Geberit AG (Registered) (2)(a) 57 35,680
Lonza Group AG (Registered) (2)(a) 270 173,925
Roche Holding AG (2)(a) 766 266,797
Sonova Holding AG (Registered)
(2)*(a) 610 158,657
Sulzer AG (Registered) (2)(a) 1,084 114,640
Swiss Life Holding AG (Registered)
(2)*(a) 617 287,812
Swisscom AG (Registered) (2)(a) 792 426,522
Tecan Group AG (Registered) (2)(a) 89 43,653
Zurich Insurance Group AG (2)(a) 96 40,456
1,946,764
—
United Kingdom - 3.4%
Aggreko plc (2)(a) 6,413 54,973
ASOS plc (2)*(a) 4,329 282,117
Aviva plc (2)(a) 103,352 459,712
boohoo Group plc (2)*(a) 100,560 472,057
Britvic plc (2)(a) 6,626 73,602
BT Group plc (2)* 162,438 292,788
Centrica plc (2) 55,320 35,102
Dialog Semiconductor plc (2)*(a) 3,280 178,737
Direct Line Insurance Group plc
(2)(a) 6,368 27,852
DS Smith plc (2)(a) 31,521 161,127
Entain plc (2) 5,193 80,548
Hays plc (2) 43,439 85,215
Howden Joinery Group plc (2)(a) 22,721 214,041
Inchcape plc (2)(a) 6,503 57,248
John Wood Group plc (2)(a) 24,777 104,518
Kingfisher plc (2)*(a) 26,075 96,351
M&G plc (2)(a) 126,206 340,652
Man Group plc (2) 13,606 25,691
Marks & Spencer Group plc (2)* 179,093 332,196
Moneysupermarket.com Group plc
(2)(a) 29,455 105,199
National Grid plc (2)(a) 17,462 206,356
Persimmon plc (2)(a) 1,415 53,406
Royal Mail plc (2)*(a) 62,778 289,343
Signature Aviation plc (2)*(a) 3,502 18,457
Spectris plc (2)(a) 709 27,308
Tate & Lyle plc (2)(a) 7,656 70,544
4,145,140
—
INVESTMENTS SHARES VALUE ($)
United States - 46.7%
Aaron's Co., Inc. (The) *(c) 1,749 33,161
AbbVie, Inc. (a)(c) 2,929 313,842
ABIOMED, Inc. *(c) 184 59,653
Accenture plc, Class A (a) 74 19,330
Activision Blizzard, Inc. (a) 1,534 142,432
Acuity Brands, Inc. (c) 1,282 155,237
Adtalem Global Education, Inc. *(a) 2,434 82,634
Advance Auto Parts, Inc. (a) 170 26,777
AGCO Corp. (a) 311 32,061
Agilent Technologies, Inc. (a)(c) 852 100,953
Air Lease Corp. (a)(c) 2,581 114,648
Akamai Technologies, Inc. *(c) 1,836 192,762
Alaska Air Group, Inc. (c) 1,816 94,432
Alkermes plc *(c) 5,475 109,226
Alliance Data Systems Corp. (a) 3,580 265,278
Allison Transmission Holdings, Inc.
(a) 366 15,786
Allstate Corp. (The) (a) 2,295 252,289
Alphabet, Inc., Class A *(a) 370 648,478
AMC Networks, Inc., Class A *(a) 8,468 302,900
Amdocs Ltd. (a)(c) 1,539 109,161
American Eagle Outfitters, Inc. (c) 9,360 187,855
Ameriprise Financial, Inc. (a) 771 149,828
AmerisourceBergen Corp. (a) 1,079 105,483
Amgen, Inc. (c) 1,137 261,419
ANSYS, Inc. *(c) 709 257,934
Anthem, Inc. (a) 694 222,836
Applied Materials, Inc. (a) 1,028 88,716
Aramark (a)(c) 3,137 120,712
Archer-Daniels-Midland Co. (c) 835 42,092
Arrow Electronics, Inc. *(a) 5,158 501,873
ASGN, Inc. *(a) 172 14,367
Aspen Technology, Inc. *(c) 1,123 146,271
Associated Banc-Corp. 7,374 125,727
Assured Guaranty Ltd. (a) 844 26,578
AutoNation, Inc. *(a) 7,189 501,720
AutoZone, Inc. *(c) 213 252,499
Avient Corp. (a) 5,078 204,542
Bank of New York Mellon Corp.
(The) (a) 1,432 60,774
Baxter International, Inc. (a) 382 30,652
Berry Global Group, Inc. *(c) 992 55,740
Best Buy Co., Inc. (c) 3,222 321,523
Biogen, Inc. *(c) 591 144,712
Bio-Rad Laboratories, Inc., Class
A *(a) 555 323,532
Bio-Techne Corp. (c) 649 206,090
BJ's Wholesale Club Holdings, Inc.
*(a) 1,920 71,578
Booking Holdings, Inc. *(a) 9 20,045
Booz Allen Hamilton Holding Corp.
(c) 3,609 314,633
BorgWarner, Inc. (a)(c) 5,658 218,625
Boston Beer Co., Inc. (The), Class
A *(c) 293 291,327
Boyd Gaming Corp. *(a) 2,777 119,189
Brighthouse Financial, Inc. *(a) 3,520 127,442
Bristol-Myers Squibb Co. (a) 4,232 262,511
BRP, Inc. (a) 4,493 296,815
Brunswick Corp. (a) 5,203 396,677

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
United States - 46.7% (continued)
Cabot Oil & Gas Corp. (a)(c) 4,345 70,737
CACI International, Inc., Class A
*(a) 1,240 309,169
Cadence Design Systems, Inc. *(c) 2,484 338,892
Capri Holdings Ltd. *(a) 1,677 70,434
Cardinal Health, Inc. (a) 322 17,246
Carlisle Cos., Inc. (a) 709 110,732
Carter's, Inc. (c) 4,034 379,478
Casey's General Stores, Inc. (a)(c) 863 154,149
Cathay General Bancorp 1,339 43,102
CDW Corp. (a) 1,567 206,515
Cerner Corp. (c) 5,150 404,172
CH Robinson Worldwide, Inc. (a) 1,064 99,878
Change Healthcare, Inc. *(c) 913 17,027
Charles River Laboratories
International, Inc. *(a)(c) 2,337 583,923
Chemed Corp. (a) 243 129,424
Church & Dwight Co., Inc. (c) 942 82,171
Churchill Downs, Inc. (a)(c) 209 40,711
Ciena Corp. *(a) 3,051 161,245
Cigna Corp. (a) 345 71,822
Cirrus Logic, Inc. *(a) 4,055 333,321
Citizens Financial Group, Inc. (a) 3,514 125,661
Citrix Systems, Inc. (a) 532 69,213
Clorox Co. (The) (c) 2,509 506,617
CNX Resources Corp. *(a)(c) 6,848 73,958
Cognizant Technology Solutions
Corp., Class A (c) 1,451 118,909
Colgate-Palmolive Co. (c) 322 27,534
Columbia Sportswear Co. (a)(c) 1,799 157,197
Comerica, Inc. (a) 1,985 110,882
Commercial Metals Co. (c) 19,379 398,045
Concentrix Corp. *(a) 1,824 180,029
Cooper Cos., Inc. (The) (c) 311 112,993
Costco Wholesale Corp. (c) 388 146,191
Cracker Barrel Old Country Store,
Inc. (c) 1,053 138,912
Cummins, Inc. (c) 2,231 506,660
Curtiss-Wright Corp. (a) 1,480 172,198
CVS Health Corp. (c) 2,237 152,787
Dana, Inc. 10,969 214,115
Danaher Corp. (a)(c) 1,117 248,130
Darden Restaurants, Inc. (a) 561 66,826
Deckers Outdoor Corp. *(c) 2,253 646,116
Dick's Sporting Goods, Inc. (c) 6,781 381,160
Dollar General Corp. (a) 1,225 257,618
Domino's Pizza, Inc. (c) 57 21,857
Domtar Corp. (a) 4,371 138,342
East West Bancorp, Inc. (c) 2,337 118,509
Eastman Chemical Co. (c) 1,520 152,426
Eaton Corp. plc (a)(c) 1,899 228,146
eBay, Inc. (c) 5,189 260,747
Electronic Arts, Inc. (c) 2,707 388,725
EMCOR Group, Inc. (a) 1,761 161,061
Emergent BioSolutions, Inc. *(c) 798 71,501
Emerson Electric Co. (a) 863 69,359
EnerSys (c) 413 34,304
EPAM Systems, Inc. *(a)(c) 462 165,558
Estee Lauder Cos., Inc. (The),
Class A (a)(c) 1,205 320,759
INVESTMENTS SHARES VALUE ($)
United States - 46.7% (continued)
Everest Re Group Ltd. (a) 694 162,458
Exelixis, Inc. *(c) 3,506 70,365
Expeditors International of
Washington, Inc. (c) 3,328 316,526
Extended Stay America, Inc. 10,805 160,022
F5 Networks, Inc. *(a) 877 154,299
Facebook, Inc., Class A *(a) 2,403 656,404
Fair Isaac Corp. *(c) 693 354,151
Federated Hermes, Inc., Class B
(a) 7,017 202,721
FedEx Corp. (c) 327 84,896
Fifth Third Bancorp (a) 5,059 139,477
First Hawaiian, Inc. (a)(c) 1,578 37,209
First Solar, Inc. *(c) 338 33,435
Flowers Foods, Inc. (c) 1,638 37,068
FNB Corp. (c) 14,364 136,458
Foot Locker, Inc. (c) 5,166 208,913
Fortinet, Inc. *(a) 1,256 186,554
Fortune Brands Home & Security,
Inc. (c) 1,265 108,436
Fulton Financial Corp. (c) 2,749 34,967
Gap, Inc. (The) (a)(c) 2,168 43,772
General Dynamics Corp. (c) 276 41,074
General Mills, Inc. (c) 2,349 138,121
General Motors Co. (a) 3,973 165,436
Genuine Parts Co. (a)(c) 136 13,658
Gilead Sciences, Inc. (a) 1,390 80,981
Globus Medical, Inc., Class A *(c) 2,725 177,725
GrafTech International Ltd. (a) 5,652 60,250
Graham Holdings Co., Class B (a) 196 104,542
Greif, Inc., Class A (a) 2,814 131,920
H&R Block, Inc. (c) 5,130 81,362
Hancock Whitney Corp. (c) 1,276 43,410
Hanesbrands, Inc. (c) 15,896 231,764
Hartford Financial Services Group,
Inc. (The) (a) 1,937 94,874
HCA Healthcare, Inc. (a) 702 115,451
Helen of Troy Ltd. *(c) 438 97,319
Herman Miller, Inc. (a) 5,893 199,183
Hexcel Corp. (c) 3,405 165,108
Hill-Rom Holdings, Inc. (a) 1,818 178,109
HollyFrontier Corp. (a) 4,031 104,201
Hologic, Inc. *(a) 384 27,967
Horizon Therapeutics plc *(a) 2,809 205,478
Howmet Aerospace, Inc. *(a) 12,311 351,356
HP, Inc. (a) 16,494 405,587
Hubbell, Inc. (c) 586 91,879
Humana, Inc. (a) 422 173,134
Huntington Ingalls Industries, Inc.
(a) 1,091 185,994
Huntsman Corp. (a) 2,896 72,805
IAC/InterActiveCorp *(a) 1,489 281,942
Ingredion, Inc. (a) 1,264 99,439
Intel Corp. (a) 3,408 169,787
Interpublic Group of Cos., Inc.
(The) (c) 3,549 83,472
Intuit, Inc. (a) 63 23,931
IQVIA Holdings, Inc. *(c) 1,552 278,072
ITT, Inc. (a) 2,348 180,843
J M Smucker Co. (The) (c) 1,749 202,184

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
United States - 46.7% (continued)
J2 Global, Inc. *(c) 3,178 310,459
Jabil, Inc. (a) 7,071 300,730
Jack in the Box, Inc. (c) 1,858 172,422
Jazz Pharmaceuticals plc *(c) 2,017 332,906
JetBlue Airways Corp. *(c) 10,644 154,764
Johnson Controls International plc
(c) 682 31,774
Juniper Networks, Inc. (a) 1,348 30,343
KB Home (a) 10,777 361,245
KBR, Inc. (a) 1,727 53,416
KeyCorp (c) 1,206 19,790
Keysight Technologies, Inc. *(a) 1,384 182,813
Kimberly-Clark Corp. (a)(c) 968 130,515
KLA Corp. (c) 481 124,536
Knight-Swift Transportation
Holdings, Inc. (c) 1,024 42,824
Kohl's Corp. (a) 7,182 292,236
Kroger Co. (The) (c) 11,775 373,974
Laboratory Corp. of America
Holdings *(c) 836 170,168
Lam Research Corp. (c) 499 235,663
Lear Corp. (a)(c) 605 96,213
Lennar Corp., Class A (a) 1,852 141,178
Lithia Motors, Inc., Class A (c) 240 70,241
LKQ Corp. *(c) 5,256 185,221
LPL Financial Holdings, Inc. (a) 196 20,427
LyondellBasell Industries NV, Class
A (c) 1,534 140,606
M&T Bank Corp. (a)(c) 465 59,195
Madison Square Garden
Entertainment Corp. *(a) 743 78,045
Manhattan Associates, Inc. *(a)(c) 2,041 214,672
ManpowerGroup, Inc. (a) 3,350 302,103
Marriott Vacations Worldwide Corp.
(a) 1,496 205,281
Masimo Corp. *(a) 483 129,628
MasTec, Inc. *(c) 4,185 285,333
Match Group, Inc. *(a) 1,778 268,816
MAXIMUS, Inc. (a) 2,218 162,335
McKesson Corp. (a) 1,591 276,707
MDU Resources Group, Inc. (a) 10,580 278,677
Medpace Holdings, Inc. *(a) 137 19,070
Medtronic plc (c) 882 103,317
Merck & Co., Inc. (a) 5,083 415,789
MetLife, Inc. (c) 756 35,494
Micron Technology, Inc. *(a) 2,194 164,945
Minerals Technologies, Inc. (a) 1,346 83,614
MKS Instruments, Inc. (a) 2,259 339,867
Mohawk Industries, Inc. *(c) 2,885 406,641
Molina Healthcare, Inc. *(a) 889 189,073
Molson Coors Beverage Co., Class
B (c) 4,055 183,245
MSA Safety, Inc. (c) 372 55,573
MSC Industrial Direct Co., Inc.,
Class A (c) 609 51,394
Murphy USA, Inc. (a) 3,080 403,080
Navient Corp. (a) 9,437 92,671
NCR Corp. *(a) 5,760 216,403
NortonLifeLock, Inc. (c) 6,507 135,215
INVESTMENTS SHARES VALUE ($)
United States - 46.7% (continued)
Nu Skin Enterprises, Inc., Class A
(a)(c) 6,508 355,532
Nuance Communications, Inc. *(c) 4,232 186,589
Nucor Corp. (c) 1,615 85,902
nVent Electric plc (c) 1,291 30,067
Old Republic International Corp. (c) 3,133 61,751
Omnicom Group, Inc. (c) 834 52,017
OneMain Holdings, Inc. (a)(c) 2,545 122,567
Oracle Corp. (a)(c) 1,653 106,933
Oshkosh Corp. (a) 1,130 97,259
Owens Corning (a)(c) 1,030 78,033
PACCAR, Inc. (c) 534 46,074
Packaging Corp. of America (a)(c) 2,028 279,681
Papa John's International, Inc. (a) 1,942 164,779
Paycom Software, Inc. *(c) 227 102,661
Peloton Interactive, Inc., Class A
*(c) 1,055 160,065
Penske Automotive Group, Inc. (a) 4,054 240,767
People's United Financial, Inc. (c) 4,324 55,909
PerkinElmer, Inc. (c) 280 40,180
Pilgrim's Pride Corp. *(a) 5,449 106,855
Polaris, Inc. (a) 1,173 111,763
Popular, Inc. 6,703 377,513
PRA Health Sciences, Inc. *(a) 3,351 420,349
Prestige Consumer Healthcare,
Inc. *(c) 975 33,998
Procter & Gamble Co. (The) (a) 1,274 177,264
PROG Holdings, Inc. (c) 622 33,507
PulteGroup, Inc. (a) 7,638 329,351
PVH Corp. (a)(c) 325 30,514
Qorvo, Inc. *(a) 1,258 209,168
QUALCOMM, Inc. (c) 292 44,483
Quanta Services, Inc. (c) 5,274 379,833
Quest Diagnostics, Inc. (c) 712 84,849
Quidel Corp. *(c) 529 95,035
Qurate Retail, Inc., Series A (a) 36,309 398,310
Ralph Lauren Corp. (a)(c) 1,448 150,216
Regal Beloit Corp. (a) 3,673 451,081
Regeneron Pharmaceuticals, Inc.
*(c) 572 276,339
Regions Financial Corp. (c) 2,238 36,077
Reliance Steel & Aluminum Co. (a) 1,263 151,244
RH *(c) 153 68,471
Robert Half International, Inc. (c) 3,801 237,486
Sally Beauty Holdings, Inc. *(a)(c) 9,669 126,084
Santander Consumer USA
Holdings, Inc. (a) 5,724 126,042
Schneider National, Inc., Class B
(a)(c) 3,928 81,310
Science Applications International
Corp. (c) 1,329 125,777
Seagate Technology plc (c) 1,831 113,815
Silgan Holdings, Inc. (c) 7,928 293,970
Skechers USA, Inc., Class A *(a) 5,738 206,224
Skyworks Solutions, Inc. (a) 2,102 321,354
Snap-on, Inc. (c) 1,374 235,146
Sonoco Products Co. (c) 794 47,045
Spectrum Brands Holdings, Inc. (a) 4,147 327,530
Sprouts Farmers Market, Inc. *(c) 11,724 235,652

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
United States - 46.7% (continued)
SS&C Technologies Holdings, Inc.
(a) 611 44,450
State Street Corp. (c) 1,365 99,345
Steel Dynamics, Inc. (a) 12,378 456,377
STERIS plc (c) 1,548 293,408
Stifel Financial Corp. (a)(c) 2,777 140,127
Strategic Education, Inc. (a) 243 23,165
Stryker Corp. (c) 194 47,538
Synaptics, Inc. *(a) 1,679 161,856
Syneos Health, Inc. *(a) 1,157 78,826
SYNNEX Corp. (a) 5,438 442,871
Synopsys, Inc. *(a) 1,258 326,124
Synovus Financial Corp. (a) 5,894 190,789
Tapestry, Inc. (a) 4,982 154,841
Target Corp. (a)(c) 3,302 582,902
TEGNA, Inc. (a) 19,905 277,675
Teladoc Health, Inc. *(c) 628 125,575
Teledyne Technologies, Inc. *(a) 433 169,727
Telephone and Data Systems, Inc. 3,194 59,313
Teradyne, Inc. (c) 2,083 249,731
Terex Corp. (a) 1,054 36,774
Texas Roadhouse, Inc. (c) 2,662 208,062
Textron, Inc. (c) 5,492 265,428
Thermo Fisher Scientific, Inc. (c) 572 266,426
Thor Industries, Inc. (a)(c) 2,308 214,621
Timken Co. (The) (a) 2,191 169,496
Tractor Supply Co. (c) 584 82,099
TRI Pointe Group, Inc. *(a) 19,920 343,620
Tyson Foods, Inc., Class A (a) 2,526 162,775
United Rentals, Inc. *(c) 457 105,983
United Therapeutics Corp. *(a) 4,295 651,939
Universal Health Services, Inc.,
Class B (c) 1,911 262,763
Unum Group (a)(c) 11,178 256,423
Urban Outfitters, Inc. *(c) 6,327 161,971
US Foods Holding Corp. *(a)(c) 4,925 164,052
Valero Energy Corp. (c) 509 28,794
Veeva Systems, Inc., Class A *(a) 974 265,172
VeriSign, Inc. *(a) 842 182,209
Vertex Pharmaceuticals, Inc. *(a) 92 21,743
Viatris, Inc. *(a) 10,615 198,925
Vishay Intertechnology, Inc. (a)(c) 6,080 125,917
VMware, Inc., Class A *(c) 231 32,400
Webster Financial Corp. (c) 1,324 55,807
Wendy's Co. (The) (c) 696 15,256
Werner Enterprises, Inc. (a) 3,941 154,566
WESCO International, Inc. *(c) 2,396 188,086
West Pharmaceutical Services,
Inc. (c) 869 246,196
Western Alliance Bancorp (a) 1,387 83,151
Westrock Co. (a) 5,209 226,748
Whirlpool Corp. (c) 876 158,109
Williams-Sonoma, Inc. (a)(c) 3,114 317,130
Wintrust Financial Corp. (c) 1,171 71,536
Woodward, Inc. (a)(c) 115 13,976
World Fuel Services Corp. (a) 10,616 330,795
World Wrestling Entertainment,
Inc., Class A (c) 1,048 50,356
Worthington Industries, Inc. (c) 1,136 58,322
Xerox Holdings Corp. (a)(c) 11,886 275,636
INVESTMENTS SHARES VALUE ($)
United States - 46.7% (continued)
Yelp, Inc. *(a)(c) 8,205 268,057
Yum! Brands, Inc. (a)(c) 483 52,434
Zebra Technologies Corp., Class
A *(c) 238 91,471
Zimmer Biomet Holdings, Inc. (a) 230 35,441
Zoetis, Inc. (a) 873 144,482
57,107,894
—
TOTAL COMMON STOCKS
(Cost $81,912,859) 113,676,245
PREFERRED STOCKS - 0.1%
United States - 0.1%
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $125,034) 1,728 171,072
SHORT-TERM INVESTMENTS - 80.4%
INVESTMENT COMPANIES - 44.2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (e)(f) 2,484,423 2,484,423
Limited Purpose Cash Investment
Fund, 0.03% (e) 51,715,378 51,694,691
TOTAL INVESTMENT COMPANIES
(Cost $54,181,948) 54,179,114
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 36.2%
U.S. Treasury Bills
0.12%, 2/11/2021 (2)(g) $ 7,693,000 7,692,513
0.12%, 2/18/2021 (2)(g) 6,425,000 6,424,478
0.12%, 2/25/2021 (2)(g) 26,583,000 26,580,408
0.11%, 4/1/2021 (2)(g) 3,595,000 3,594,305
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $44,288,103) 44,291,704
TOTAL SHORT-TERM INVESTMENTS
(Cost $98,470,051) 98,470,818
TOTAL LONG POSITIONS
(Cost $180,507,944) 212,318,135
SHARES
SHORT POSITIONS - (81.0)%
COMMON STOCKS - (81.0)%
Argentina - 0.0% (d)
MercadoLibre, Inc. * (14) (23,453)
Australia - (2.6)%
Afterpay Ltd. (2)* (1,409) (128,086)
APA Group (2) (44,658) (332,277)
Atlas Arteria Ltd. (2) (22,524) (113,260)
AusNet Services (2) (3) (4)
Challenger Ltd. (2) (56,650) (281,501)
Evolution Mining Ltd. (2) (5,513) (21,216)
Glencore plc (2)* (148,412) (471,327)
Insurance Australia Group Ltd. (2) (120,702) (438,036)
Medibank Pvt Ltd. (2) (88,106) (204,066)
Oil Search Ltd. (2) (42,303) (121,238)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
Australia - (2.6)% (continued)
Qantas Airways Ltd. (2) (65,353) (245,057)
QBE Insurance Group Ltd. (2) (70,316) (458,350)
Ramsay Health Care Ltd. (2) (481) (23,112)
Seven Group Holdings Ltd. (2) (2,248) (40,596)
Suncorp Group Ltd. (2) (4,465) (33,601)
Transurban Group (2) (12,874) (135,664)
WiseTech Global Ltd. (2) (4,685) (111,340)
(3,158,731)
—
Belgium - (0.5)%
Anheuser-Busch InBev SA/NV (2) (6,227) (434,438)
Galapagos NV (2)* (1,274) (126,093)
Telenet Group Holding NV (2) (2,390) (102,223)
(662,754)
—
Brazil - (0.1)%
Wheaton Precious Metals Corp. (4,322) (180,499)
Canada - (4.3)%
Air Canada * (19,436) (347,677)
Algonquin Power & Utilities Corp. (23,723) (390,444)
AltaGas Ltd. (5,550) (81,621)
Ballard Power Systems, Inc. * (4,886) (114,310)
Barrick Gold Corp. (2,455) (55,931)
BlackBerry Ltd. * (23,098) (153,152)
Boralex, Inc., Class A (3,177) (117,905)
Brookfield Asset Management, Inc.,
Class A (6,477) (267,751)
CAE, Inc. (2,633) (72,956)
Cameco Corp. (11,399) (152,685)
Canada Goose Holdings, Inc. * (6,898) (205,060)
Canadian Natural Resources Ltd. (490) (11,776)
Canadian Utilities Ltd., Class A (1,086) (26,525)
Canopy Growth Corp. * (6,724) (165,446)
CCL Industries, Inc., Class B (2,502) (113,591)
Element Fleet Management Corp. (7,563) (79,498)
Emera, Inc. (6,032) (256,368)
Enbridge, Inc. (5,885) (188,215)
Fortis, Inc. (2,470) (100,903)
Gildan Activewear, Inc. (6,972) (194,936)
Husky Energy, Inc. (10,363) (51,290)
Innergex Renewable Energy, Inc. (8,887) (191,089)
Inter Pipeline Ltd. (26,826) (250,157)
Lightspeed POS, Inc. * (800) (56,463)
Methanex Corp. (3,834) (176,173)
Onex Corp. (911) (52,288)
Pembina Pipeline Corp. (2,345) (55,452)
PrairieSky Royalty Ltd. (11,001) (87,203)
Restaurant Brands International,
Inc. (3,132) (191,503)
Shopify, Inc., Class A * (345) (389,563)
SNC-Lavalin Group, Inc. (11,764) (200,826)
Suncor Energy, Inc. (11,967) (200,719)
TC Energy Corp. (5,934) (241,248)
(5,240,724)
—
Colombia - (0.1)%
Millicom International Cellular SA,
SDR (2)* (4,343) (170,836)
INVESTMENTS SHARES VALUE ($)
Denmark - (0.9)%
Ambu A/S, Class B (2) (5,650) (242,721)
DSV Panalpina A/S (2) (193) (32,436)
ISS A/S (2)* (21,309) (366,550)
Orsted A/S (2)(b) (1,867) (381,998)
SimCorp A/S (2) (147) (21,855)
Tryg A/S (2) (2,272) (71,457)
(1,117,017)
—
Finland - (0.1)%
Sampo OYJ, Class A (2) (1,099) (46,986)
Wartsila OYJ Abp (2) (4,871) (48,751)
(95,737)
—
France - (2.8)%
Accor SA (2)* (6,982) (253,313)
Adevinta ASA (2)* (6,643) (111,669)
Aeroports de Paris (2) (1,126) (145,678)
Airbus SE (2)* (4,399) (482,765)
Bollore SA (2) (6,946) (28,757)
Cie Plastic Omnium SA (2) (1,755) (60,386)
Dassault Systemes SE (2) (285) (57,804)
Edenred (2) (4,968) (282,139)
Getlink SE (2)* (7,470) (129,240)
Iliad SA (2) (584) (119,874)
Imerys SA (2) (2,113) (99,620)
Orpea SA (2)* (2,414) (316,553)
Remy Cointreau SA (2) (695) (129,726)
Renault SA (2)* (6,371) (278,871)
Safran SA (2)* (1,923) (272,554)
SEB SA (2) (489) (88,917)
Suez SA (2) (3,311) (65,622)
Ubisoft Entertainment SA (2)* (638) (61,483)
Valeo SA (2) (8,551) (337,288)
Vinci SA (2) (900) (89,648)
(3,411,907)
—
Germany - (2.3)%
adidas AG (2)* (317) (115,326)
Carl Zeiss Meditec AG (2) (277) (36,735)
Commerzbank AG (2)* (28,134) (181,815)
CTS Eventim AG & Co. KGaA (2)* (4,348) (290,626)
Delivery Hero SE (2)*(b) (578) (90,393)
Deutsche Bank AG (Registered)
(2)* (29,778) (327,528)
Evotec SE (2)* (2,744) (101,396)
Fraport AG Frankfurt Airport
Services Worldwide (2)* (255) (15,385)
GEA Group AG (2) (740) (26,468)
Infineon Technologies AG (2) (8,089) (308,908)
Just Eat Takeaway.com NV (2)*(b) (656) (73,966)
MorphoSys AG (2)* (159) (18,590)
MTU Aero Engines AG (2) (814) (212,185)
SAP SE (2) (1,091) (141,305)
Sartorius AG (Preference) (2) (175) (73,706)
Telefonica Deutschland Holding
AG (2) (71,893) (198,013)
thyssenkrupp AG (2)* (36,594) (362,614)
United Internet AG (Registered) (2) (4,358) (183,450)
(2,758,409)
—

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
Ghana - 0.0% (d)
Kosmos Energy Ltd. (20,202) (47,475)
Italy - (0.8)%
Atlantia SpA (2)* (13,614) (245,840)
Autogrill SpA (2)* (14,323) (96,262)
Eni SpA (2) (4,634) (48,378)
Ferrari NV (2) (290) (67,263)
Freni Brembo SpA (2)* (9,056) (120,068)
Nexi SpA (2)*(b) (4,292) (85,407)
Pirelli & C SpA (2)*(b) (39,818) (215,858)
Salvatore Ferragamo SpA (2)* (917) (17,806)
UniCredit SpA (2)* (5,568) (52,169)
(949,051)
—
Japan - (16.7)%
Acom Co. Ltd. (2) (12,500) (53,372)
Advantest Corp. (2) (900) (67,412)
Aeon Co. Ltd. (2) (11,500) (377,273)
Alps Alpine Co. Ltd. (2) (3,100) (40,904)
Asahi Intecc Co. Ltd. (2) (8,600) (314,118)
Asics Corp. (2) (12,000) (230,778)
Bank of Kyoto Ltd. (The) (2) (500) (26,069)
Benesse Holdings, Inc. (2) (1,100) (21,490)
Casio Computer Co. Ltd. (2) (4,100) (75,032)
Central Japan Railway Co. (2) (800) (113,123)
Chugai Pharmaceutical Co. Ltd. (2) (3,700) (197,414)
Coca-Cola Bottlers Japan Holdings,
Inc. (2) (11,600) (181,195)
Cosmos Pharmaceutical Corp. (2) (200) (32,296)
CyberAgent, Inc. (2) (5,100) (351,822)
Daiichi Sankyo Co. Ltd. (2) (2,100) (71,967)
Dentsu Group, Inc. (2) (4,900) (145,833)
East Japan Railway Co. (2) (9,400) (627,126)
Eisai Co. Ltd. (2) (2,200) (157,329)
Fancl Corp. (2) (2,100) (83,833)
FANUC Corp. (2) (1,000) (246,849)
Fuji Electric Co. Ltd. (2) (1,400) (50,534)
FUJIFILM Holdings Corp. (2) (300) (15,826)
GMO internet, Inc. (2) (3,900) (111,988)
GMO Payment Gateway, Inc. (2) (1,700) (228,452)
Goldwin, Inc. (2) (400) (26,423)
Harmonic Drive Systems, Inc. (2) (1,700) (152,127)
Hisamitsu Pharmaceutical Co., Inc.
(2) (700) (41,609)
Hitachi Metals Ltd. (2) (12,300) (187,008)
Ibiden Co. Ltd. (2) (2,500) (116,868)
IHI Corp. (2) (5,600) (111,494)
Inpex Corp. (2) (5,300) (28,579)
Isetan Mitsukoshi Holdings Ltd. (2) (64,900) (384,826)
Izumi Co. Ltd. (2) (2,400) (86,966)
J Front Retailing Co. Ltd. (2) (7,500) (59,483)
Japan Airport Terminal Co. Ltd. (2) (4,900) (297,365)
JCR Pharmaceuticals Co. Ltd. (2) (1,500) (35,480)
JGC Holdings Corp. (2) (10,900) (102,092)
JSR Corp. (2) (500) (13,941)
JTEKT Corp. (2) (2,000) (15,531)
Justsystems Corp. (2) (400) (27,787)
Kansai Paint Co. Ltd. (2) (2,000) (61,651)
Keihan Holdings Co. Ltd. (2) (2,500) (119,858)
Keikyu Corp. (2) (6,600) (113,227)
INVESTMENTS SHARES VALUE ($)
Japan - (16.7)% (continued)
Keio Corp. (2) (4,300) (333,616)
Keisei Electric Railway Co. Ltd. (2) (3,300) (111,705)
Kikkoman Corp. (2) (3,400) (236,630)
Kintetsu Group Holdings Co. Ltd.
(2) (3,600) (157,771)
Kobe Bussan Co. Ltd. (2) (5,600) (172,060)
Koei Tecmo Holdings Co. Ltd. (2) (800) (48,839)
Koito Manufacturing Co. Ltd. (2) (900) (61,250)
Konica Minolta, Inc. (2) (56,500) (216,350)
Kose Corp. (2) (3,400) (580,992)
Kusuri no Aoki Holdings Co. Ltd. (2) (1,700) (147,849)
Lasertec Corp. (2) (2,100) (246,483)
Marui Group Co. Ltd. (2) (8,900) (156,729)
Matsumotokiyoshi Holdings Co.
Ltd. (2) (400) (17,061)
Mercari, Inc. (2)* (6,500) (288,137)
MINEBEA MITSUMI, Inc. (2) (7,000) (139,263)
MISUMI Group, Inc. (2) (3,700) (121,461)
Mitsubishi Motors Corp. (2) (137,700) (289,714)
Miura Co. Ltd. (2) (300) (16,748)
MonotaRO Co. Ltd. (2) (9,800) (497,731)
Murata Manufacturing Co. Ltd. (2) (700) (63,371)
NET One Systems Co. Ltd. (2) (1,900) (67,042)
Nidec Corp. (2) (200) (25,302)
Nihon M&A Center, Inc. (2) (5,000) (334,366)
Nikon Corp. (2) (19,500) (123,199)
Nippon Paint Holdings Co. Ltd. (2) (4,100) (450,518)
Nippon Sanso Holdings Corp. (2) (4,400) (81,847)
Nissan Motor Co. Ltd. (2) (25,400) (137,678)
Nisshin Seifun Group, Inc. (2) (1,500) (23,895)
Odakyu Electric Railway Co. Ltd.
(2) (8,300) (260,688)
Olympus Corp. (2) (4,100) (89,765)
Oriental Land Co. Ltd. (2) (1,900) (313,940)
Pan Pacific International Holdings
Corp. (2) (3,800) (87,794)
Park24 Co. Ltd. (2) (28,300) (492,432)
PeptiDream, Inc. (2)* (6,700) (340,809)
Persol Holdings Co. Ltd. (2) (13,000) (234,867)
Pigeon Corp. (2) (10,300) (425,109)
Pola Orbis Holdings, Inc. (2) (9,600) (194,943)
Rakuten, Inc. (2) (35,300) (339,686)
Recruit Holdings Co. Ltd. (2) (2,400) (100,807)
Renesas Electronics Corp. (2)* (19,800) (207,246)
Ryohin Keikaku Co. Ltd. (2) (20,000) (409,291)
SCREEN Holdings Co. Ltd. (2) (1,400) (103,242)
Seibu Holdings, Inc. (2) (20,400) (200,113)
Seiko Epson Corp. (2) (2,800) (41,608)
SG Holdings Co. Ltd. (2) (4,000) (109,065)
Sharp Corp. (2)* (14,300) (217,281)
Shimadzu Corp. (2) (1,700) (66,079)
Shin-Etsu Chemical Co. Ltd. (2) (600) (105,310)
Shiseido Co. Ltd. (2) (9,400) (650,709)
Showa Denko KK (2) (3,700) (78,949)
SoftBank Group Corp. (2) (1,900) (147,507)
SUMCO Corp. (2) (600) (13,175)
Sundrug Co. Ltd. (2) (1,000) (39,967)
Sysmex Corp. (2) (900) (108,294)
Taiyo Yuden Co. Ltd. (2) (5,900) (277,012)
Takara Bio, Inc. (2) (5,500) (147,799)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
Japan - (16.7)% (continued)
Takeda Pharmaceutical Co. Ltd. (2) (9,600) (347,418)
THK Co. Ltd. (2) (3,700) (119,661)
Tobu Railway Co. Ltd. (2) (800) (23,853)
Toho Co. Ltd. (2) (700) (29,525)
Tokyo Century Corp. (2) (700) (55,551)
Tokyu Corp. (2) (7,500) (93,187)
Toshiba Corp. (2) (9,300) (260,478)
TOTO Ltd. (2) (5,700) (343,074)
Tsuruha Holdings, Inc. (2) (200) (28,441)
Unicharm Corp. (2) (1,700) (80,624)
USS Co. Ltd. (2) (2,300) (46,508)
Welcia Holdings Co. Ltd. (2) (2,000) (75,445)
West Japan Railway Co. (2) (13,600) (712,098)
Yakult Honsha Co. Ltd. (2) (9,700) (489,189)
Yamato Holdings Co. Ltd. (2) (10,800) (275,753)
Yaskawa Electric Corp. (2) (10,000) (498,554)
Yokogawa Electric Corp. (2) (8,600) (171,529)
Z Holdings Corp. (2) (4,900) (29,651)
(20,435,983)
—
Netherlands - (1.1)%
ABN AMRO Bank NV, CVA (2)(b) (19,740) (193,430)
Adyen NV (2)*(b) (180) (418,238)
Akzo Nobel NV (2) (184) (19,750)
Argenx SE (2)* (375) (110,505)
ASML Holding NV (2) (356) (172,367)
Boskalis Westminster (2)* (4,129) (113,948)
Heineken NV (2) (132) (14,710)
IMCD NV (2) (399) (50,785)
Koninklijke DSM NV (2) (57) (9,802)
Koninklijke Vopak NV (2) (295) (15,493)
OCI NV (2)* (5,235) (100,717)
Royal Dutch Shell plc, Class A (2) (4,862) (85,262)
SBM Offshore NV (2) (3,030) (57,242)
(1,362,249)
—
Norway - 0.0% (d)
TOMRA Systems ASA (2) (410) (20,170)
Singapore - (0.6)%
City Developments Ltd. (2) (9,700) (58,473)
Singapore Telecommunications
Ltd. (2) (358,800) (626,516)
(684,989)
—
Spain - (1.3)%
Aena SME SA (2)*(b) (1,428) (248,257)
Amadeus IT Group SA (2) (4,814) (355,356)
Banco Santander SA (2) (16,919) (52,759)
Cellnex Telecom SA (2)(b) (3,454) (207,423)
Ferrovial SA (2) (22,900) (633,197)
Industria de Diseno Textil SA (2) (2,386) (75,731)
(1,572,723)
—
Sweden - (0.6)%
AAK AB (2) (599) (12,112)
EQT AB (2) (9,855) (250,156)
Evolution Gaming Group AB (2)(b) (476) (47,854)
Hexpol AB (2) (914) (9,786)
Nibe Industrier AB, Class B (2) (1,591) (52,175)
Saab AB, Class B (2)* (4,653) (135,384)
INVESTMENTS SHARES VALUE ($)
Sweden - (0.6)% (continued)
Sinch AB (2)*(b) (550) (89,444)
Svenska Handelsbanken AB, Class
A (2)* (6,168) (62,174)
Sweco AB, Class B (2) (5,206) (95,545)
(754,630)
—
Switzerland - (1.6)%
Clariant AG (Registered) (2) (12,171) (258,220)
Dufry AG (Registered) (2)* (12,457) (784,729)
Idorsia Ltd. (2)* (10,551) (304,473)
OC Oerlikon Corp. AG (Registered)
(2) (5,204) (53,996)
Temenos AG (Registered) (2) (3,388) (472,049)
UBS Group AG (Registered) (2) (6,406) (90,195)
Vifor Pharma AG (2) (152) (23,890)
(1,987,552)
—
United Arab Emirates - 0.0%
NMC Health plc (3)*(h) (31,163) —
United Kingdom - (3.2)%
Barratt Developments plc (2) (13,180) (120,493)
Beazley plc (2) (7,203) (35,914)
Bellway plc (2) (1,094) (44,168)
BP plc (2) (74,547) (257,243)
British American Tobacco plc (2) (8,013) (297,578)
Burberry Group plc (2)* (1,580) (38,584)
CNH Industrial NV (2)* (29,535) (371,267)
ConvaTec Group plc (2)(b) (46,160) (125,743)
easyJet plc (2) (33,470) (379,859)
Hargreaves Lansdown plc (2) (10,087) (210,032)
Hiscox Ltd. (2) (14,888) (202,741)
HSBC Holdings plc (2) (5,569) (28,765)
Informa plc (2) (14,546) (108,766)
Intermediate Capital Group plc (2) (4,660) (109,650)
Janus Henderson Group plc (1,518) (49,350)
Legal & General Group plc (2) (12,859) (46,864)
Prudential plc (2) (37,299) (685,852)
Quilter plc (2)(b) (12,873) (26,960)
Rolls-Royce Holdings plc (2)* (64,408) (97,477)
St James's Place plc (2) (935) (14,468)
Standard Chartered plc (2) (11,452) (72,720)
Standard Life Aberdeen plc (2) (26,027) (99,762)
Taylor Wimpey plc (2) (75,384) (170,516)
United Utilities Group plc (2) (1,913) (23,398)
Virgin Money UK plc (2)* (22,205) (40,891)
Vodafone Group plc (2) (12,903) (21,193)
Weir Group plc (The) (2) (4,977) (135,322)
WH Smith plc (2) (2,034) (41,944)
Whitbread plc (2)* (660) (27,955)
(3,885,475)
—
United States - (41.3)%
10X Genomics, Inc., Class A * (1,955) (276,828)
Acadia Healthcare Co., Inc. * (1,481) (74,435)
Acceleron Pharma, Inc. * (184) (23,541)
Adaptive Biotechnologies Corp. * (7,900) (467,127)
Adient plc * (4,979) (173,120)
Advanced Micro Devices, Inc. * (319) (29,255)
AECOM * (2,046) (101,850)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
United States - (41.3)% (continued)
AES Corp. (The) (16,430) (386,105)
Aflac, Inc. (326) (14,497)
Agios Pharmaceuticals, Inc. * (11,304) (489,802)
Albemarle Corp. (674) (99,428)
Alleghany Corp. (248) (149,715)
ALLETE, Inc. (325) (20,131)
Alliant Energy Corp. (1,851) (95,382)
Alnylam Pharmaceuticals, Inc. * (1,330) (172,860)
Alteryx, Inc., Class A * (987) (120,207)
Altice USA, Inc., Class A * (336) (12,724)
Altria Group, Inc. (1,373) (56,293)
Amedisys, Inc. * (144) (42,240)
Ameren Corp. (2,078) (162,209)
American Airlines Group, Inc. (22,759) (358,909)
American Electric Power Co., Inc. (1,256) (104,587)
American Express Co. (762) (92,133)
American International Group, Inc. (5,092) (192,783)
Anaplan, Inc. * (1,550) (111,368)
Aon plc, Class A (394) (83,240)
Apache Corp. (36,219) (513,948)
Arch Capital Group Ltd. * (1,558) (56,197)
Arista Networks, Inc. * (611) (177,538)
Armstrong World Industries, Inc. (7,053) (524,673)
Arrowhead Pharmaceuticals, Inc. * (3,386) (259,808)
Atmos Energy Corp. (2,434) (232,277)
Avangrid, Inc. (786) (35,724)
Avanos Medical, Inc. * (3,431) (157,414)
Avantor, Inc. * (1,315) (37,017)
Avis Budget Group, Inc. * (7,524) (280,645)
Axalta Coating Systems Ltd. * (976) (27,865)
Axis Capital Holdings Ltd. (2,327) (117,258)
Axon Enterprise, Inc. * (1,612) (197,518)
Baker Hughes Co. (17,820) (371,547)
Ball Corp. (3,129) (291,560)
BancorpSouth Bank (734) (20,141)
Bank of Hawaii Corp. (336) (25,744)
Bank OZK (6,951) (217,358)
Bausch Health Cos., Inc. * (4,322) (89,672)
Beyond Meat, Inc. * (2,630) (328,750)
BGC Partners, Inc., Class A (26,386) (105,544)
BioMarin Pharmaceutical, Inc. * (880) (77,167)
Black Hills Corp. (1,929) (118,537)
Bluebird Bio, Inc. * (10,476) (453,297)
Boeing Co. (The) (2,173) (465,152)
Bright Horizons Family Solutions,
Inc. * (1,236) (213,816)
Brink's Co. (The) (2,506) (180,432)
Brown & Brown, Inc. (1,411) (66,896)
Brown-Forman Corp., Class B (1,181) (93,807)
Bruker Corp. (279) (15,102)
Burlington Stores, Inc. * (562) (146,991)
Caesars Entertainment, Inc. * (3,045) (226,152)
CarMax, Inc. * (695) (65,650)
Carnival Corp. (8,397) (181,879)
Carvana Co. * (470) (112,584)
Catalent, Inc. * (244) (25,393)
CenterPoint Energy, Inc. (32,096) (694,557)
Ceridian HCM Holding, Inc. * (94) (10,017)
CF Industries Holdings, Inc. (1,123) (43,471)
ChampionX Corp. * (5,068) (77,540)
INVESTMENTS SHARES VALUE ($)
United States - (41.3)% (continued)
Charles Schwab Corp. (The) (3,772) (200,067)
Chegg, Inc. * (2,505) (226,277)
Chemours Co. (The) (6,531) (161,903)
Cheniere Energy, Inc. * (3,485) (209,205)
Chevron Corp. (628) (53,035)
Cincinnati Financial Corp. (1,895) (165,566)
Cinemark Holdings, Inc. (2,309) (40,200)
Cloudflare, Inc., Class A * (1,219) (92,632)
CME Group, Inc. (573) (104,315)
CMS Energy Corp. (6,800) (414,868)
Cognex Corp. (793) (63,666)
Coherent, Inc. * (1,518) (227,730)
CommScope Holding Co., Inc. * (13,321) (178,501)
CommVault Systems, Inc. * (2,262) (125,247)
Compass Minerals International,
Inc. (1,066) (65,794)
ConocoPhillips (7,152) (286,008)
CoStar Group, Inc. * (96) (88,731)
Coty, Inc., Class A (31,868) (223,713)
Coupa Software, Inc. * (188) (63,715)
Covetrus, Inc. * (5,242) (150,655)
Credit Acceptance Corp. * (84) (29,076)
Cree, Inc. * (1,577) (167,004)
Crowdstrike Holdings, Inc., Class
A * (83) (17,581)
Crown Holdings, Inc. * (681) (68,236)
Cullen/Frost Bankers, Inc. (1,874) (163,469)
Datadog, Inc., Class A * (922) (90,762)
Delta Air Lines, Inc. (8,373) (336,678)
DexCom, Inc. * (741) (273,963)
Discover Financial Services (877) (79,395)
DocuSign, Inc. * (300) (66,690)
Dominion Energy, Inc. (7,412) (557,382)
Duke Energy Corp. (610) (55,852)
Dun & Bradstreet Holdings, Inc. * (9,253) (230,400)
DXC Technology Co. (597) (15,373)
Dycom Industries, Inc. * (830) (62,682)
Dynatrace, Inc. * (1,120) (48,462)
Edgewell Personal Care Co. (2,858) (98,830)
Edison International (8,470) (532,085)
Elanco Animal Health, Inc. * (3,103) (95,169)
Elastic NV * (99) (14,467)
Encompass Health Corp. (518) (42,833)
Energizer Holdings, Inc. (935) (39,438)
Enphase Energy, Inc. * (92) (16,143)
Entergy Corp. (1,261) (125,898)
EQT Corp. (12,207) (155,151)
Equifax, Inc. (89) (17,163)
Equitrans Midstream Corp. (29,524) (237,373)
Erie Indemnity Co., Class A (550) (135,080)
Essential Utilities, Inc. (2,250) (106,403)
Euronet Worldwide, Inc. * (137) (19,854)
Everbridge, Inc. * (643) (95,852)
Evergy, Inc. (1,648) (91,480)
Eversource Energy (3,163) (273,631)
Exact Sciences Corp. * (950) (125,866)
Exelon Corp. (1,590) (67,130)
Expedia Group, Inc. (1,188) (157,291)
Exxon Mobil Corp. (3,686) (151,937)
FactSet Research Systems, Inc. (67) (22,278)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
United States - (41.3)% (continued)
Fastly, Inc., Class A * (1,229) (107,378)
Fidelity National Information
Services, Inc. (223) (31,546)
FireEye, Inc. * (3,856) (88,919)
First Financial Bankshares, Inc. (1,762) (63,740)
First Horizon Corp. (7,083) (90,379)
FirstEnergy Corp. (10,105) (309,314)
Five Below, Inc. * (538) (94,139)
Five9, Inc. * (53) (9,243)
FLIR Systems, Inc. (787) (34,494)
Floor & Decor Holdings, Inc., Class
A * (1,552) (144,103)
Fluor Corp. (16,955) (270,771)
Fox Factory Holding Corp. * (374) (39,536)
Freeport-McMoRan, Inc. (3,774) (98,199)
General Electric Co. (37,229) (402,073)
Glacier Bancorp, Inc. (782) (35,980)
Global Blood Therapeutics, Inc. * (7,887) (341,586)
Globe Life, Inc. (2,432) (230,943)
Goodyear Tire & Rubber Co. (The) (5,067) (55,281)
Grocery Outlet Holding Corp. * (9,480) (372,090)
Guardant Health, Inc. * (1,711) (220,514)
Guidewire Software, Inc. * (131) (16,864)
Hain Celestial Group, Inc. (The) * (3,611) (144,982)
Halliburton Co. (9,789) (185,012)
Harley-Davidson, Inc. (3,110) (114,137)
Hawaiian Electric Industries, Inc. (769) (27,215)
Healthcare Services Group, Inc. (4,729) (132,885)
HealthEquity, Inc. * (5,557) (387,378)
HEICO Corp. (212) (28,069)
Helmerich & Payne, Inc. (1,782) (41,271)
Hess Corp. (11,236) (593,148)
Hilton Worldwide Holdings, Inc. (349) (38,830)
Home BancShares, Inc. (8,932) (173,995)
Howard Hughes Corp. (The) * (2,323) (183,354)
HubSpot, Inc. * (93) (36,869)
IAA, Inc. * (2,572) (167,129)
IDACORP, Inc. (567) (54,449)
Illumina, Inc. * (360) (133,200)
Ingersoll Rand, Inc. * (1,359) (61,916)
Insperity, Inc. (2,326) (189,383)
Insulet Corp. * (830) (212,173)
InterDigital, Inc. (2,332) (141,506)
International Game Technology plc (35,964) (609,230)
Invesco Ltd. (5,085) (88,632)
Ionis Pharmaceuticals, Inc. * (1,775) (100,359)
Iovance Biotherapeutics, Inc. * (3,477) (161,333)
James Hardie Industries plc,
CHESS (2)* (3,449) (102,218)
Kennametal, Inc. (2,114) (76,611)
Kinder Morgan, Inc. (12,820) (175,249)
Kirby Corp. * (1,713) (88,785)
Kraft Heinz Co. (The) (11,940) (413,840)
Las Vegas Sands Corp. (989) (58,944)
Leggett & Platt, Inc. (1,657) (73,405)
LendingTree, Inc. * (2,562) (701,450)
LHC Group, Inc. * (186) (39,678)
Lincoln National Corp. (284) (14,288)
Lions Gate Entertainment Corp.,
Class A * (17,471) (198,645)
INVESTMENTS SHARES VALUE ($)
United States - (41.3)% (continued)
LivaNova plc * (1,214) (80,379)
Live Nation Entertainment, Inc. * (3,933) (288,997)
LiveRamp Holdings, Inc. * (504) (36,888)
Lyft, Inc., Class A * (5,533) (271,836)
Macquarie Infrastructure Corp. (5,584) (209,679)
Madison Square Garden Sports
Corp. * (1,165) (214,477)
Marathon Petroleum Corp. (3,678) (152,122)
Marriott International, Inc., Class A (193) (25,461)
Marsh & McLennan Cos., Inc. (448) (52,416)
Martin Marietta Materials, Inc. (379) (107,625)
Mastercard, Inc., Class A (203) (72,459)
Mattel, Inc. * (7,846) (136,913)
Medallia, Inc. * (2,705) (89,860)
MEDNAX, Inc. * (4,482) (109,988)
Mercury Systems, Inc. * (509) (44,823)
MongoDB, Inc. * (123) (44,162)
Moody's Corp. (52) (15,092)
Motorola Solutions, Inc. (446) (75,847)
Murphy Oil Corp. (842) (10,188)
National Fuel Gas Co. (7,920) (325,750)
National Oilwell Varco, Inc. (19,705) (270,550)
Nektar Therapeutics * (19,816) (336,872)
Netflix, Inc. * (591) (319,571)
New Jersey Resources Corp. (6,356) (225,956)
New Relic, Inc. * (979) (64,027)
Newell Brands, Inc. (16,345) (347,004)
News Corp., Class A (2,455) (44,116)
NextEra Energy, Inc. (4,373) (337,377)
Nielsen Holdings plc (19,561) (408,238)
NiSource, Inc. (30,862) (707,973)
Nordstrom, Inc. (7,533) (235,105)
Novocure Ltd. * (1,256) (217,338)
NRG Energy, Inc. (693) (26,022)
Nutanix, Inc., Class A * (7,068) (225,257)
NVIDIA Corp. (55) (28,721)
Occidental Petroleum Corp. (19,836) (343,361)
OGE Energy Corp. (2,643) (84,206)
O-I Glass, Inc. (8,754) (104,173)
Okta, Inc. * (188) (47,801)
Olin Corp. (3,836) (94,212)
Ollie's Bargain Outlet Holdings,
Inc. * (407) (33,280)
ON Semiconductor Corp. * (2,349) (76,883)
ONE Gas, Inc. (1,775) (136,267)
ONEOK, Inc. (2,381) (91,383)
PacWest Bancorp (10,115) (256,921)
PagerDuty, Inc. * (2,955) (123,224)
Parsley Energy, Inc., Class A (13,302) (188,888)
Patterson Cos., Inc. (366) (10,845)
Pegasystems, Inc. (286) (38,112)
Penn National Gaming, Inc. * (483) (41,717)
Penumbra, Inc. * (834) (145,950)
Phillips 66 (494) (34,550)
Pinterest, Inc., Class A * (1,460) (96,214)
Planet Fitness, Inc., Class A * (1,130) (87,722)
Pluralsight, Inc., Class A * (14,820) (310,627)
Post Holdings, Inc. * (514) (51,919)
PPL Corp. (1,305) (36,801)
Primerica, Inc. (1,429) (191,386)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
United States - (41.3)% (continued)
Principal Financial Group, Inc. (1,383) (68,611)
Prudential Financial, Inc. (1,072) (83,691)
Public Service Enterprise Group,
Inc. (418) (24,369)
Pure Storage, Inc., Class A * (21,331) (482,294)
Reata Pharmaceuticals, Inc., Class
A * (2,734) (337,977)
RenaissanceRe Holdings Ltd. (127) (21,059)
Repligen Corp. * (605) (115,936)
Resideo Technologies, Inc. * (4,257) (90,504)
Roku, Inc. * (153) (50,799)
Roper Technologies, Inc. (258) (111,221)
Royal Caribbean Cruises Ltd. (3,506) (261,863)
Royal Gold, Inc. (942) (100,191)
Sabre Corp. (12,925) (155,359)
Sage Therapeutics, Inc. * (5,195) (449,419)
Sanderson Farms, Inc. (114) (15,071)
Schlumberger NV (26,583) (580,307)
Scientific Games Corp. * (1,960) (81,320)
Sealed Air Corp. (7,673) (351,347)
Sempra Energy (1,824) (232,396)
Sensata Technologies Holding plc * (211) (11,128)
Sirius XM Holdings, Inc. (32,709) (208,356)
Six Flags Entertainment Corp. (5,754) (196,211)
Smartsheet, Inc., Class A * (802) (55,571)
Snap, Inc., Class A * (2,310) (115,662)
SolarEdge Technologies, Inc. * (264) (84,248)
Southern Co. (The) (1,635) (100,438)
Southwest Gas Holdings, Inc. (1,653) (100,420)
Spire, Inc. (3,286) (210,435)
Spirit AeroSystems Holdings, Inc.,
Class A (3,135) (122,547)
Splunk, Inc. * (645) (109,579)
Square, Inc., Class A * (478) (104,032)
Stericycle, Inc. * (2,452) (169,997)
Sunrun, Inc. * (8,518) (590,979)
SVB Financial Group * (30) (11,635)
Switch, Inc., Class A (10,393) (170,133)
Synchrony Financial (1,244) (43,179)
Sysco Corp. (590) (43,813)
Tandem Diabetes Care, Inc. * (2,581) (246,950)
Targa Resources Corp. (15,911) (419,732)
Tenaris SA (2) (19,798) (160,438)
Teradata Corp. * (5,218) (117,248)
Terminix Global Holdings, Inc. * (3,096) (157,927)
Tesla, Inc. * (597) (421,285)
Texas Capital Bancshares, Inc. * (763) (45,399)
T-Mobile US, Inc. * (406) (54,749)
Toll Brothers, Inc. (6,027) (261,994)
TopBuild Corp. * (342) (62,955)
Trade Desk, Inc. (The), Class A * (115) (92,115)
Tradeweb Markets, Inc., Class A (2,255) (140,825)
TransUnion (229) (22,721)
TreeHouse Foods, Inc. * (2,191) (93,096)
Trex Co., Inc. * (4,162) (348,443)
Trinity Industries, Inc. (4,429) (116,881)
TripAdvisor, Inc. * (2,884) (83,002)
Uber Technologies, Inc. * (3,138) (160,038)
Ubiquiti, Inc. (281) (78,261)
UGI Corp. (6,606) (230,946)
INVESTMENTS SHARES VALUE ($)
United States - (41.3)% (continued)
Umpqua Holdings Corp. (26,098) (395,124)
Under Armour, Inc., Class A * (22,920) (393,536)
United States Steel Corp. (7,129) (119,553)
Univar Solutions, Inc. * (19,835) (377,063)
Universal Display Corp. (162) (37,228)
Valley National Bancorp (8,329) (81,208)
Verisk Analytics, Inc. (51) (10,587)
ViaSat, Inc. * (2,020) (65,953)
Virgin Galactic Holdings, Inc. * (628) (14,902)
Visa, Inc., Class A (215) (47,027)
Visteon Corp. * (2,183) (274,010)
Voya Financial, Inc. (671) (39,462)
Vulcan Materials Co. (652) (96,698)
W R Grace & Co. (751) (41,170)
Walt Disney Co. (The) * (95) (17,212)
Wayfair, Inc., Class A * (426) (96,195)
WEC Energy Group, Inc. (3,508) (322,841)
Western Digital Corp. (5,004) (277,172)
Westinghouse Air Brake
Technologies Corp. (1,286) (94,135)
Williams Cos., Inc. (The) (11,282) (226,204)
WW International, Inc. * (7,261) (177,168)
Wynn Resorts Ltd. (2,597) (293,020)
Xcel Energy, Inc. (2,619) (174,609)
XPO Logistics, Inc. * (3,428) (408,618)
(50,523,580)
—
Zambia - (0.1)%
First Quantum Minerals Ltd. (7,896) (141,742)
TOTAL COMMON STOCKS
(Proceeds $(110,708,597)) (99,185,686)
TOTAL SHORT POSITIONS
(Proceeds $(110,708,597)) (99,185,686)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 92.4%
(Cost $69,799,347) 113,132,449
OTHER ASSETS IN EXCESS OF
LIABILITIES - 7.6% (i) 9,309,775
NET ASSETS - 100.0% 122,442,224

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2020
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 2,843,888 2.3%
Consumer Discretionary 7,980,038 6.5
Consumer Staples 1,186,417 1.0
Energy (4,411,596) (3.6)
Financials 4,352,024 3.6
Health Care 2,345,649 1.9
Industrials (2,581,166) (2.1)
Information Technology 2,131,651 1.7
Materials 4,206,906 3.4
Real Estate (178,129) (0.1)
Utilities (3,214,051) (2.6)
Short-Term Investments 98,470,818 80.4
Total Investments In Securities
At Value 113,132,449 92.4
Other Assets in Excess of
Liabilities (i ) 9,309,775 7.6
Net Assets
$ 122,442,224 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $83,915,145.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2020 amounted to $(1,357,567), which represents approximately (1.11)% of net assets of the fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $25,473,016.
(d) Represents less than 0.05% of net assets.
(e) Represents 7-day effective yield as of December 31, 2020.
(f) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(g) The rate shown was the effective yield at the date of purchase.
(h) Security fair valued as of December 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at
December 31, 2020 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(i) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Level 3 security (See Note 5).
Total return swap contracts outstanding as of December 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/19/2021 CHF 5,109,120 $ 205,650
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 03/19/2021 CHF 11,708,400 480,848
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly BANA 03/19/2021 HKD 22,618,096 101,300

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2020
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly BANA 03/19/2021 EUR 8,130,128 $ 169,545
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.03%) Monthly BANA 03/17/2021 EUR (1,950,180) 55,815
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.16%)
Increases in
total return of
reference entity
Monthly BANA 03/19/2021 CHF 1,738,153 67,002
1,080,160
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.07%)
Increases in
total return of
reference entity
Monthly BANA 03/19/2021 SEK 6,946,343 (3,947)
(3,947)
$ 1,076,213
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 1 1/2021 EUR $ 152,591 $ 577
Hang Seng Index 3 1/2021 HKD 526,653 13,967
OMXS30 Index 3 1/2021 SEK 68,486 (616)
Australia 10 Year Bond 47 3/2021 AUD 5,334,830 4,834
Australia 3 Year Bond 167 3/2021 AUD 15,119,998 9,041
Canada 10 Year Bond 256 3/2021 CAD 29,986,330 28,376
DJIA CBOT E-Mini Index 2 3/2021 USD 304,970 5,832
Euro-Bobl 30 3/2021 EUR 4,954,279 (5,947)
Euro-BTP 10 3/2021 EUR 1,857,030 14,411
Euro-Buxl 9 3/2021 EUR 2,476,480 11,718
Euro-OAT 36 3/2021 EUR 7,382,382 19,468

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
FTSE/MIB Index 22 3/2021 EUR $ 2,973,728 $ 35,415
Japan 10 Year Bond 65 3/2021 JPY 95,635,079 (75,315)
MSCI EAFE E-Mini Index 4 3/2021 USD 426,160 5,351
NASDAQ 100 E-Mini Index 2 3/2021 USD 515,420 20,545
Nikkei 225 Index 6 3/2021 JPY 1,594,499 50,754
Russell 2000 E-Mini Index 2 3/2021 USD 197,480 6,438
S&P Midcap 400 E-Mini Index 2 3/2021 USD 460,700 9,000
SPI 200 Index 37 3/2021 AUD 4,661,723 (23,295)
TOPIX Index 79 3/2021 JPY 13,806,160 301,376
431,930
Short Contracts
CAC 40 10 Euro Index (4) 1/2021 EUR (270,815) 3,023
IBEX 35 Index (53) 1/2021 EUR (5,225,572) 28,327
DAX Index (13) 3/2021 EUR (5,457,660) (188,133)
EURO STOXX 50 Index (358) 3/2021 EUR (15,525,950) (160,739)
Euro-Bund (184) 3/2021 EUR (39,930,558) (149,368)
Euro-Schatz (47) 3/2021 EUR (6,446,555) (33)
FTSE 100 Index (14) 3/2021 GBP (1,229,109) (607)
Long Gilt (146) 3/2021 GBP (27,061,239) (267,500)
S&P 500 E-Mini Index (46) 3/2021 USD (8,622,240) (211,777)
S&P/TSX 60 Index (8) 3/2021 CAD (1,293,299) 9,098
U.S. Treasury 10 Year Note (119) 3/2021 USD (16,431,297) (20,042)
U.S. Treasury 2 Year Note (46) 3/2021 USD (10,164,922) (6,477)
U.S. Treasury 5 Year Note (31) 3/2021 USD (3,911,086) (7,434)
U.S. Treasury Long Bond (9) 3/2021 USD (1,558,688) (6,155)
U.S. Treasury Ultra Bond (5) 3/2021 USD (1,067,813) (8,156)
(985,973)
$ (554,043)
Forward foreign currency contracts outstanding as of December 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 26,415,000 USD 19,365,650 CITI 3/17/2021 $ 1,011,108
AUD 26,415,000 USD 19,365,675 JPMC 3/17/2021 1,011,084
CAD 9,284,004 USD 7,190,831 CITI 3/17/2021 104,203
CAD 9,283,996 USD 7,190,833 JPMC 3/17/2021 104,193
CHF 3,881,000 USD 4,374,991 CITI 3/17/2021 18,068
CHF 3,881,000 USD 4,374,997 JPMC 3/17/2021 18,063
DKK 2,185,000 USD 356,989 CITI 3/17/2021 2,219
DKK 2,185,000 USD 356,989 JPMC 3/17/2021 2,219
EUR 21,519,000 USD 25,969,227 CITI 3/17/2021 362,046
EUR 21,519,000 USD 25,969,260 JPMC 3/17/2021 362,015
GBP 9,102,992 USD 12,154,889 CITI 3/17/2021 299,019
GBP 9,103,008 USD 12,154,925 JPMC 3/17/2021 299,006
JPY 1,788,305,496 USD 17,237,568 CITI 3/17/2021 95,902
JPY 1,788,305,496 USD 17,237,590 JPMC 3/17/2021 95,880
NOK 78,632,000 USD 8,985,778 CITI 3/17/2021 182,677
NOK 78,632,000 USD 8,985,790 JPMC 3/17/2021 182,666
NZD 15,065,488 USD 10,516,906 CITI 3/17/2021 326,097
NZD 15,065,512 USD 10,516,936 JPMC 3/17/2021 326,085
SEK 45,013,500 USD 5,310,047 CITI 3/17/2021 165,231

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2020
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SEK 45,013,500 USD 5,310,054 JPMC 3/17/2021 $ 165,223
SGD 58,500 USD 43,892 CITI 3/17/2021 376
SGD 58,500 USD 43,892 JPMC 3/17/2021 376
USD 406,649 CAD 517,000 CITI 3/17/2021 409
USD 406,648 CAD 517,000 JPMC 3/17/2021 408
USD 137,170 CHF 121,000 CITI 3/17/2021 206
USD 137,170 CHF 121,000 JPMC 3/17/2021 205
USD 2,468,451 EUR 2,013,500 CITI 3/17/2021 4,674
USD 2,468,448 EUR 2,013,500 JPMC 3/17/2021 4,671
USD 835,198 SEK 6,832,500 CITI 3/17/2021 4,118
USD 835,197 SEK 6,832,500 JPMC 3/17/2021 4,117
Total unrealized appreciation 5,152,564
CAD 62,000 USD 48,836 CITI 3/17/2021 (118)
CAD 62,000 USD 48,836 JPMC 3/17/2021 (118)
DKK 932,000 USD 153,229 CITI 3/17/2021 (11)
DKK 932,000 USD 153,229 JPMC 3/17/2021 (11)
EUR 886,500 USD 1,087,042 CITI 3/17/2021 (2,294)
EUR 886,500 USD 1,087,043 JPMC 3/17/2021 (2,297)
USD 10,338,864 AUD 13,832,000 CITI 3/17/2021 (331,261)
USD 10,338,851 AUD 13,832,000 JPMC 3/17/2021 (331,274)
USD 9,285,619 CAD 12,058,000 CITI 3/17/2021 (189,121)
USD 9,285,608 CAD 12,058,000 JPMC 3/17/2021 (189,132)
USD 15,328,626 CHF 13,817,500 CITI 3/17/2021 (311,954)
USD 15,328,607 CHF 13,817,500 JPMC 3/17/2021 (311,972)
USD 632,548 DKK 3,959,500 CITI 3/17/2021 (18,383)
USD 632,547 DKK 3,959,500 JPMC 3/17/2021 (18,383)
USD 10,754,944 EUR 8,925,002 CITI 3/17/2021 (165,947)
USD 10,754,926 EUR 8,924,998 JPMC 3/17/2021 (165,961)
USD 6,442,831 GBP 4,786,496 CITI 3/17/2021 (105,630)
USD 6,442,834 GBP 4,786,504 JPMC 3/17/2021 (105,638)
USD 10,757,035 JPY 1,119,106,500 CITI 3/17/2021 (90,104)
USD 10,757,022 JPY 1,119,106,500 JPMC 3/17/2021 (90,117)
USD 17,506,239 NOK 157,418,505 CITI 3/17/2021 (848,686)
USD 17,506,216 NOK 157,418,495 JPMC 3/17/2021 (848,708)
USD 11,573,947 NZD 16,427,492 CITI 3/17/2021 (249,324)
USD 11,573,944 NZD 16,427,508 JPMC 3/17/2021 (249,339)
USD 8,337,520 SEK 70,425,500 CITI 3/17/2021 (228,782)
USD 8,337,510 SEK 70,425,500 JPMC 3/17/2021 (228,793)
USD 133,217 SGD 178,500 CITI 3/17/2021 (1,856)
USD 133,217 SGD 178,500 JPMC 3/17/2021 (1,856)
Total unrealized depreciation (5,087,070)
Net unrealized appreciation $ 65,494

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2020
Collateral pledged to, or (received from), each counterparty at December 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 3,934,483 $ 3,934,483
CITI
Investment Companies 557,678 – 557,678
GSCO
Cash – 159,193 159,193
JPMC
Investment Companies 1,926,745 – 1,926,745
JPMS
Cash – 3,365,103 3,365,103
MLIN
Cash 1,509,990 – 1,509,990

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 122.0%
COMMON STOCKS - 33.1%
Airlines - 0.0% (a)
Gol Linhas Aereas Inteligentes SA,
ADR (Brazil) *(b) 15,190 149,166
Banks - 0.1%
Patriot National Bancorp, Inc. *
17,287 163,189
PNBK Holdings LLC, Class A
(3)*(c)(d) 2,090,900 428,781
PNBK Holdings LLC, Class B
(3)*(c)(d) 3,218 –
591,970
Biotechnology - 0.1%
4D Molecular Therapeutics, Inc. *
212 8,787
BioAtla , Inc. *
1,054 35,847
C4 Therapeutics, Inc. *
74 2,452
Certara , Inc. *
1,059 35,710
Galecto , Inc. (Denmark) *
174 2,175
Olema Pharmaceuticals, Inc. *
36 1,731
Precigen , Inc. *(b)
17,632 179,846
Shattuck Labs, Inc. *
746 39,098
Sigilon Therapeutics, Inc. *
212 10,182
Silverback Therapeutics, Inc. *
2,122 98,333
414,161
Capital Markets - 27.0%
10X Capital Venture Acquisition
Corp. * 168,000 1,789,200
7GC & Co. Holdings, Inc. *
135,500 1,429,525
Ackrell Spac Partners I Co. *
73,575 757,087
Aequi Acquisition Corp. *
321,000 3,242,100
Alpha Healthcare Acquisition Corp.,
Class A * 140,000 1,404,200
Altitude Acquisition Corp. *
192,600 1,993,410
Atlantic Avenue Acquisition Corp. *
292,000 3,095,200
Atlas Crest Investment Corp. *
480,000 5,064,000
Better World Acquisition Corp. *
49,500 546,975
BowX Acquisition Corp. *
1 11
BowX Acquisition Corp., Class A *
150,000 1,539,000
Breeze Holdings Acquisition Corp.
* 55,000 558,250
Capitol Investment Corp. V *
350,833 3,613,580
Capstar Special Purpose
Acquisition Corp., Class A * 100,000 1,015,000
Carney Technology Acquisition
Corp. II * 489,429 5,021,542
Cascade Acquisition Corp. *
206,500 2,157,925
CBRE Acquisition Holdings, Inc. *
163,143 1,704,844
CC Neuberger Principal Holdings
II, Class A * 58,200 605,280
CF Acquisition Corp. IV *
235,500 2,423,295
CF Finance Acquisition Corp. III *
256,800 2,755,464
Churchill Capital Corp. V *
41,400 434,700
CM Life Sciences, Inc., Class A *
50,000 552,000
Concord Acquisition Corp. *
380,666 3,924,666
Conx Corp. *
370,000 3,866,500
INVESTMENTS SHARES VALUE ($)
Capital Markets - 27.0% (continued)
Corner Growth Acquisition Corp. *
331,200 3,461,040
DD3 Acquisition Corp. II (Mexico) *
73,575 772,537
Decarbonization Plus Acquisition
Corp. * 500,000 5,745,000
Delwinds Insurance Acquisition
Corp. * 95,000 969,000
DFP Healthcare Acquisitions Corp.,
Class A * 7,500 81,000
dMY Technology Group, Inc. III *
142,720 1,627,008
DPCM Capital, Inc. *
2 22
DPCM Capital, Inc., Class A *
355,759 3,703,451
Dune Acquisition Corp. *
45,769 466,844
E.Merge Technology Acquisition
Corp. * 2 21
E.Merge Technology Acquisition
Corp., Class A * 64,998 664,930
East Resources Acquisition Co.,
Class A * 100,000 1,015,000
Edoc Acquisition Corp., Class A *
55,000 563,200
EdtechX Holdings Acquisition Corp.
II (United Kingdom) * 81,750 843,660
Equity Distribution Acquisition
Corp. * 1 11
Equity Distribution Acquisition
Corp., Class A * 150,000 1,536,000
Executive Network Partnering
Corp., Class A * 152,000 3,804,560
Falcon Capital Acquisition Corp. *
2 21
Falcon Capital Acquisition Corp.,
Class A * 56,958 595,211
Fast Acquisition Corp., Class A *
183,807 1,882,184
Fintech Acquisition Corp. IV, Class
A * 135,460 1,530,698
Fintech Acquisition Corp. V *
101,182 1,082,647
FirstMark Horizon Acquisition
Corp., Class A * 102,700 1,088,620
Foley Trasimene Acquisition Corp.,
Class A * 100,000 1,118,000
Forest Road Acquisition Corp. *
114,200 1,199,100
Fortress Value Acquisition Corp. II,
Class A * 199,360 2,139,133
GO Acquisition Corp. *
2 21
GO Acquisition Corp., Class A *
369,598 3,766,204
Golden Falcon Acquisition Corp. *
129,850 1,350,440
Good Works Acquisition Corp. *
178,267 1,773,757
Gores Holdings V, Inc., Class A *
159,800 1,661,920
Gores Holdings VI, Inc. *
7,850 83,210
Greenrose Acquisition Corp. *
90,000 911,700
Greenvision Acquisition Corp.
(China) * 19,500 200,850
GS Acquisition Holdings Corp. II,
Class A * 82,000 893,800
Health Assurance Acquisition Corp.
* 380,666 4,194,939
Healthcare Services Acquisition
Corp. * 111,300 1,137,486
Holicity , Inc., Class A *
66,760 674,944
Hudson Executive Investment
Corp., Class A * 100,000 1,081,000

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
Capital Markets - 27.0% (continued)
HumanCo Acquisition Corp. *
30,555 336,716
IG Acquisition Corp., Class A *
100,000 1,013,000
Industrial Tech Acquisitions, Inc.,
Class A * 140,000 1,415,400
INSU Acquisition Corp. III *
74,200 784,294
Kingswood Acquisition Corp. *
149,416 1,553,926
KINS Technology Group, Inc. *
157,000 1,615,530
Landcadia Holdings III, Inc. *
2 22
Lefteris Acquisition Corp. *
556,000 6,060,400
LGL Systems Acquisition Corp.,
Class A * 28,750 290,950
Lion Group Holding Ltd. (Hong
Kong) * 8,000 15,520
Live Oak Acquisition Corp. II *
177,000 1,920,450
Longevity Acquisition Corp. (China)
* 125,000 142,500
Lux Health Tech Acquisition Corp. *
464,000 5,442,720
MedTech Acquisition Corp. *
135,500 1,422,750
Montes Archimedes Acquisition
Corp., Class A * 470,590 4,785,900
Motion Acquisition Corp. *
1 11
Motion Acquisition Corp., Class A *
415,383 4,182,907
Mudrick Capital Acquisition Corp.
II * 571,000 5,938,400
NavSight Holdings, Inc., Class A *
100,000 1,001,000
Nebula Caravel Acquisition Corp. *
22,470 242,676
New Beginnings Acquisition Corp. *
54,400 545,632
NewHold Investment Corp., Class
A * 158,360 1,585,184
North Mountain Merger Corp.,
Class A * 154,020 1,591,027
Northern Star Acquisition Corp. *
2 31
Northern Star Acquisition Corp.,
Class A * 820,998 11,953,731
Omnichannel Acquisition Corp. *
571,000 5,881,300
OTR Acquisition Corp., Class A *
108,695 1,124,993
Periphas Capital Partnering Corp. *
76,167 1,988,720
Pershing Square Tontine Holdings
Ltd., Class A * 152,500 4,227,300
Pine Island Acquisition Corp. *
571,000 5,887,010
PMV Consumer Acquisition Corp.,
Class A * 200,000 2,030,000
Population Health Investment Co.,
Inc. * 115,200 1,203,840
Property Solutions Acquisition
Corp. * 100,000 1,000,000
PropTech Investment Corp. II *
172,978 1,859,513
Recharge Acquisition Corp., Class
A * 278,000 2,832,820
Revolution Acceleration Acquisition
Corp. * 128,400 1,336,644
Rice Acquisition Corp., Class A *
581,884 6,301,804
Rodgers Silicon Valley Acquisition
Corp. * 96,300 1,285,605
Roman DBDR Tech Acquisition
Corp., Class A * 200,000 2,022,000
Roth Ch Acquisition II Co. *
54,500 566,800
INVESTMENTS SHARES VALUE ($)
Capital Markets - 27.0% (continued)
Sandbridge Acquisition Corp.,
Class A * 349,700 3,556,449
Seaport Global Acquisition Corp.,
Class A * 115,000 1,159,200
Senior Connect Acquisition Corp.
I * 157,000 1,615,530
Seven Oaks Acquisition Corp. *
135,500 1,402,425
Software Acquisition Group, Inc. II,
Class A * 63,000 626,850
Spartacus Acquisition Corp., Class
A * 150,000 1,509,000
Spartan Acquisition Corp. II *
228,400 2,466,720
Sports Entertainment Acquisition
Corp., Class A * 213,600 2,161,632
Starboard Value Acquisition Corp.,
Class A * 256,320 2,655,475
Supernova Partners Acquisition
Co., Inc. * 422,400 4,904,064
Tailwind Acquisition Corp., Class
A * 100,000 1,039,000
Thayer Ventures Acquisition Corp.
* 114,800 1,199,660
TS Innovation Acquisitions Corp. *
571,000 6,018,340
Tuscan Holdings Corp. *
79,198 1,354,286
Tuscan Holdings Corp. II *
40,000 440,400
TWC Tech Holdings II Corp. *
2 22
TWC Tech Holdings II Corp., Class
A * 100,000 1,053,000
Vistas Media Acquisition Co., Inc.,
Class A * 130,690 1,318,662
Yellowstone Acquisition Co., Class
A *(b) 306,000 3,096,720
Zanite Acquisition Corp. *
256,800 2,701,536
236,780,920
Communications Equipment - 0.7%
Acacia Communications, Inc. *(b) 86,026 6,276,457
Consumer Finance - 0.0% (a)
Lufax Holding Ltd., ADR (China) *
880 12,496
Upstart Holdings, Inc. *
211 8,598
21,094
Diversified Consumer Services - 0.0% (a)
17 Education & Technology Group,
Inc., ADR (China) * 2,122 27,183
Electrical Equipment - 0.0% (a)
Array Technologies, Inc. * 932 40,206
Entertainment - 0.2%
Live Nation Entertainment, Inc. *(b) 24,687 1,814,001
Food Products - 0.0% (a)
Mission Produce, Inc. * 147 2,212
Health Care Equipment & Supplies - 0.0% (a)
Eargo , Inc. *
2,984 133,743
Pulmonx Corp. *
737 50,868
184,611

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc., Class A *
2,117 310,775
Great Canadian Gaming Corp.
(Canada) * 183,064 6,253,141
6,563,916
Insurance - 0.0% (a)
Root, Inc., Class A * 174 2,734
Interactive Media & Services - 0.0% (a)
MediaAlpha , Inc., Class A * 1,746 68,216
Internet & Direct Marketing Retail - 1.7%
Alibaba Group Holding Ltd., ADR
(China) *(b) 4,170 970,484
Booking Holdings, Inc. *(b)
2,268 5,051,448
DoorDash , Inc., Class A *
108 15,417
Etsy, Inc. *(b)
11,805 2,100,228
Grubhub , Inc. *
92,529 6,872,129
Ozon Holdings plc, ADR (Russia) *
1,053 43,605
15,053,311
IT Services - 0.3%
Endurance International Group
Holdings, Inc. * 279,919 2,645,235
Life Sciences Tools & Services - 0.1%
Illumina, Inc. *(b)
2,156 797,720
Maravai LifeSciences Holdings,
Inc., Class A * 4,340 121,737
Seer, Inc. *
849 47,663
Sotera Health Co. *
8,681 238,206
1,205,326
Machinery - 0.2%
Hydrofarm Holdings Group, Inc. *
2,117 111,312
Hyliion Holdings Corp. *
68,467 1,128,336
1,239,648
Metals & Mining - 0.3%
Teranga Gold Corp. (Canada) * 253,536 2,720,796
Multiline Retail - 0.0% (a)
MINISO Group Holding Ltd., ADR
(China) * 298 7,864
Oil, Gas & Consumable Fuels - 0.4%
Husky Energy, Inc. (Canada) 764,894 3,785,712
Paper & Forest Products - 0.3%
Norbord, Inc. (Canada) 67,550 2,916,606
Personal Products - 0.0% (a)
Yatsen Holding Ltd., ADR (China) * 90 1,530
Pharmaceuticals - 0.1%
Atea Pharmaceuticals, Inc. *
1,759 73,491
AYR Strategies, Inc. (Canada) *
48,013 1,141,011
Tarsus Pharmaceuticals, Inc. *
149 6,158
1,220,660
INVESTMENTS SHARES VALUE ($)
Professional Services - 0.4%
CoreLogic , Inc.
32,424 2,507,024
People Corp. (Canada) *
101,674 1,202,132
3,709,156
Semiconductors & Semiconductor Equipment - 0.0% (a)
Allegro MicroSystems , Inc. (Japan)
* 1,747 46,575
Software - 0.0% (a)
C3.ai, Inc., Class A *
433 60,079
Datto Holding Corp. *
1,686 45,522
McAfee Corp., Class A
1,742 29,074
PubMatic, Inc., Class A *
217 6,067
140,742
Specialty Retail - 0.0% (a)
Academy Sports & Outdoors, Inc. *
7,381 153,008
Leslie's, Inc. *
174 4,829
Shift Technologies, Inc., Class A *
17,227 142,467
300,304
Thrifts & Mortgage Finance - 0.2%
Genworth MI Canada, Inc.
(Canada) 58,251 1,986,547
Wireless Telecommunication Services - 0.2%
Cleveland Unlimited (3)*(c)(d) 1 1,243,246
TOTAL COMMON STOCKS
(Cost $267,041,775) 291,160,105
PREFERRED STOCKS - 0.1%
Banks - 0.1%
FB Corp., Class C (3)*(c)(d)
(Cost $–) 786 543,155
CONVERTIBLE PREFERRED STOCKS - 6.8%
Auto Components - 0.4%
Aptiv plc
Series A, $100 par, 5.50%,
6/15/2023 (2)(b) 22,775 3,473,150
Commercial Services & Supplies - 0.8%
GFL Environmental, Inc. (Canada)
$50 par, 6.00%, 3/15/2023
(2)(b) 97,400 6,771,248
Electric Utilities - 0.8%
NextEra Energy, Inc.
$50 par, 4.87%, 9/1/2022 (2)
(b) 50,000 2,938,500
$50 par, 6.22%, 9/1/2023 (2)
(b) 35,950 1,846,751
PG&E Corp.
$100 par, 5.50%, 8/16/2023
(2)(b) 18,725 2,296,163
7,081,414

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 2.3%
II-VI, Inc.
Series A, $200 par, 6.00%,
7/1/2023 (2)(b) 64,456 20,485,700
Health Care Technology - 0.1%
Change Healthcare, Inc.
$50 par, 6.00%, 6/30/2022
(2)(b) 14,475 936,225
IT Services - 1.3%
Sabre Corp.
$100 par, 6.50%, 9/1/2023
(2)(b) 74,050 11,547,210
Machinery - 0.2%
Colfax Corp.
$100 par, 5.75%, 1/15/2022
(2)(b) 2,075 335,196
Fortive Corp.
Series A, $1,000 par, 5.00%,
7/1/2021 (2)(b) 875 878,676
1,213,872
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.
Series B, $50 par, 7.00%,
9/1/2021 (2)(b) 39,775 1,602,451
DTE Energy Co.
$50 par, 6.25%, 11/1/2022
(2)(b) 43,400 2,060,376
Sempra Energy
Series A, $100 par, 6.00%,
1/15/2021 (2)(b) 7,925 783,782
4,446,609
Wireless Telecommunication Services - 0.4%
2020 Cash Mandatory Exchangeable Trust
$1,000 par, 5.25%, 6/1/2023
(2)*(b)(e) 2,925 3,506,110
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $42,095,077) 59,461,538
CLOSED END FUNDS - 3.7%
Aberdeen Australia Equity Fund,
Inc. 3,869 20,390
Aberdeen Emerging Markets
Equity Income Fund, Inc. 16,238 132,502
Aberdeen Global Dynamic
Dividend Fund 1,720 17,957
Aberdeen Total Dynamic Dividend
Fund 53,363 472,263
Adams Diversified Equity Fund,
Inc. 1,692 29,255
Adams Natural Resources Fund,
Inc. 22,857 259,884
Advent Convertible and Income
Fund (b) 30,403 502,258
AllianceBernstein Global High
Income Fund, Inc. 18,351 215,991
AllianzGI Convertible & Income
Fund 3,900 22,386
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 3.7% (continued)
AllianzGI Diversified Income &
Convertible Fund 5,759 188,204
AllianzGI Dividend Interest &
Premium Strategy Fund 38,598 519,529
AllianzGI Equity & Convertible
Income Fund 18,892 534,266
Apollo Senior Floating Rate Fund,
Inc. 25,306 364,406
Apollo Tactical Income Fund, Inc.
25,277 366,011
Ares Dynamic Credit Allocation
Fund, Inc. 19,918 284,628
Barings Global Short Duration High
Yield Fund 21,854 329,777
BlackRock California Municipal
Income Trust 16,710 237,783
BlackRock Energy and Resources
Trust 61,613 437,452
BlackRock Enhanced Capital and
Income Fund, Inc. 32,708 569,119
BlackRock Enhanced Equity
Dividend Trust 80,174 679,074
BlackRock Enhanced Global
Dividend Trust 43,154 470,810
BlackRock Floating Rate Income
Strategies Fund, Inc. 24,893 301,454
BlackRock Floating Rate Income
Trust 19,563 230,648
BlackRock Municipal Income
Investment Trust 4,628 61,830
BlackRock MuniHoldings Fund II,
Inc. 425 6,413
BlackRock MuniHoldings Fund,
Inc. 2,772 44,906
BlackRock MuniVest Fund II, Inc.
4,534 67,375
BlackRock MuniVest Fund, Inc.
30,814 283,181
BlackRock MuniYield California
Fund, Inc. 852 12,601
BlackRock MuniYield Fund, Inc.
25,259 362,467
BlackRock MuniYield Investment
Fund 1,792 25,052
BlackRock MuniYield New Jersey
Fund, Inc. 5,657 81,744
BlackRock MuniYield Pennsylvania
Quality Fund 9,794 146,126
BlackRock Resources &
Commodities Strategy Trust 62,983 466,704
Blackstone Long-Short Credit
Income Fund 23,002 308,687
Blackstone Senior Floating Rate
Term Fund 29,499 419,476
Blackstone Strategic Credit Fund
40,528 505,789
BNY Mellon Alcentra Global Credit
Income 2024 Target Term Fund,
Inc. 3,401 28,874
BNY Mellon Strategic Municipal
Bond Fund, Inc. 13,615 107,150
Boulder Growth & Income Fund,
Inc. 39,474 439,740
Brookfield Real Assets Income
Fund, Inc. 32,125 572,789

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 3.7% (continued)
Calamos Convertible and High
Income Fund 45,497 649,697
Calamos Convertible Opportunities
and Income Fund 52,525 711,189
CBRE Clarion Global Real Estate
Income Fund 93,772 645,151
Central Securities Corp.
6,008 196,101
Clough Global Equity Fund
27,890 382,651
Clough Global Opportunities Fund
56,256 625,004
Delaware Investments Minnesota
Municipal Income Fund II, Inc. 8,595 112,766
DoubleLine Income Solutions Fund
8,600 142,588
DTF Tax-Free Income, Inc.
7,764 115,684
DWS Municipal Income Trust
23,546 273,840
DWS Strategic Municipal Income
Trust 5,871 66,929
Eaton Vance Floating-Rate Income
Trust 8,303 109,267
Eaton Vance National Municipal
Opportunities Trust 2,534 51,922
Eaton Vance Senior Floating-Rate
Trust 8,482 107,976
Eaton Vance Tax Managed Global
Buy Write Opportunities Fund 29,381 284,408
Eaton Vance Tax-Advantaged
Global Dividend Income Fund 28,026 511,475
Eaton Vance Tax-Advantaged
Global Dividend Opportunities
Fund 6,608 166,984
Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 43,615 382,504
Federated Hermes Premier
Municipal Income Fund 10,312 152,618
First Trust Dynamic Europe Equity
Income Fund 37,202 438,984
First Trust Energy Income and
Growth Fund 41,261 441,493
First Trust Senior Floating Rate
2022 Target Term Fund 312 2,805
Gabelli Dividend & Income Trust
(The) 39,197 841,168
Gabelli Healthcare & WellnessRx
Trust (The) 12,407 148,264
GAMCO Natural Resources Gold &
Income Trust 10,109 51,657
GDL Fund (The)
7,765 67,711
General American Investors Co.,
Inc. 8,146 302,950
Guggenheim Enhanced Equity
Income Fund 81,964 536,864
Highland Global Allocation Fund
22,082 144,195
Invesco California Value Municipal
Income Trust 14,802 195,830
Invesco Dynamic Credit
Opportunities Fund 17,311 185,920
Invesco Pennsylvania Value
Municipal Income Trust 8,238 105,117
Invesco Trust for Investment Grade
New York Municipals 12,377 161,520
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 3.7% (continued)
John Hancock Hedged Equity &
Income Fund 18,601 212,795
John Hancock Tax-Advantaged
Dividend Income Fund 7,214 151,783
KKR Income Opportunities Fund
30,577 441,226
Lazard Global Total Return and
Income Fund, Inc. 10,891 193,969
LMP Capital and Income Fund, Inc.
31,083 362,117
Macquarie Global Infrastructure
Total Return Fund, Inc. 21,864 443,621
Madison Covered Call & Equity
Strategy Fund 4,099 27,668
MFS Municipal Income Trust
25,484 170,233
Miller/Howard High Dividend Fund
25,084 194,401
Neuberger Berman High Yield
Strategies Fund, Inc. 5,800 67,802
New America High Income Fund,
Inc. (The) 578 5,017
New Germany Fund, Inc. (The)
4,040 76,881
Nuveen AMT-Free Municipal Value
Fund 3,024 49,684
Nuveen Arizona Quality Municipal
Income Fund 955 15,156
Nuveen Core Equity Alpha Fund
4,400 61,908
Nuveen Credit Strategies Income
Fund 7,024 44,462
Nuveen Diversified Dividend and
Income Fund 26,788 234,931
Nuveen Dow 30sm Dynamic
Overwrite Fund 41,578 631,986
Nuveen Floating Rate Income
Opportunity Fund 43,369 375,576
Nuveen New Jersey Quality
Municipal Income Fund 17,082 245,468
Nuveen Ohio Quality Municipal
Income Fund 1,170 18,316
Nuveen Real Asset Income and
Growth Fund 28,458 383,045
Nuveen Real Estate Income Fund
44,028 371,596
Nuveen S&P 500 Buy-Write
Income Fund 54,610 703,377
Nuveen S&P 500 Dynamic
Overwrite Fund 15,152 230,916
Nuveen Short Duration Credit
Opportunities Fund 17,823 238,115
Nuveen Tax-Advantaged Dividend
Growth Fund 24,568 349,357
Nuveen Tax-Advantaged Total
Return Strategy Fund 21,637 203,821
Nuveen Virginia Quality Municipal
Income Fund 10,567 168,015
PIMCO New York Municipal
Income Fund II 2,423 26,338
Pioneer Municipal High Income
Advantage Trust 1,730 20,155
Pioneer Municipal High Income
Trust 13,260 164,954
Principal Real Estate Income Fund
987 12,032
RiverNorth Opportunistic Municipal
Income Fund, Inc. 3,149 67,609

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 3.7% (continued)
Royce Micro-Cap Trust, Inc.
65,021 658,013
Royce Value Trust, Inc.
42,471 685,482
Source Capital, Inc.
1,652 65,931
Sprott Focus Trust, Inc.
13,001 89,707
Swiss Helvetia Fund, Inc. (The)
6,142 54,909
Tekla Healthcare Investors
17,686 421,457
Tekla Healthcare Opportunities
Fund 2,089 42,574
Tekla Life Sciences Investors
21,538 425,376
Templeton Emerging Markets Fund
2,552 47,773
Tri-Continental Corp.
13,910 409,928
Virtus Total Return Fund, Inc.
40,257 353,456
Voya Emerging Markets High
Income Dividend Equity Fund 9,197 66,770
Voya Global Advantage and
Premium Opportunity Fund 25,884 226,485
Voya Global Equity Dividend and
Premium Opportunity Fund 77,343 403,730
Voya Infrastructure Industrials and
Materials Fund 37,162 382,769
Wells Fargo Income Opportunities
Fund 29,311 239,178
Wells Fargo Multi-Sector Income
Fund 9,378 113,849
Western Asset Intermediate Muni
Fund, Inc. 17,932 164,974
Western Asset Managed
Municipals Fund, Inc. 26,817 344,330
Western Asset Municipal High
Income Fund, Inc. 5,220 39,202
Western Asset Municipal Partners
Fund, Inc. 3,704 55,375
Western Asset Premier Bond Fund
1,492 21,142
TOTAL CLOSED END FUNDS
(Cost $26,700,080) 32,716,923
PRINCIPAL
AMOUNT
CORPORATE BONDS - 0.4%
Diversified Financial Services - 0.4%
Refinitiv US Holdings, Inc.
8.25%, 11/15/2026 (2)(b)(e) $ 2,900,000 3,164,625
Independent Power and Renewable Electricity Producers - 0.0% (a)
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2021 (3)(b)(c)(f) 2,375,000 344,375
Oil, Gas & Consumable Fuels - 0.0% (a)
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(c)(d)(f) 2,833,436 144,130
NSA Bondco Ltd. (Norway)
12.00%, 8/31/2021 (3)(b)
(c)(g) 3,842,971 250,320
394,450
TOTAL CORPORATE BONDS
(Cost $7,013,768) 3,903,450
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
CONVERTIBLE BONDS - 30.5%
Aerospace & Defense - 0.7%
Parsons Corp.
0.25%, 8/15/2025 (2)(b)(e) $ 6,000,000 6,262,744
Airlines - 1.8%
American Airlines Group, Inc.
6.50%, 7/1/2025 (2)(b) 3,500,000 4,387,486
GOL Equity Finance SA (Brazil)
3.75%, 7/15/2024 (2)(b)(e) 1,025,000 889,286
Southwest Airlines Co.
1.25%, 5/1/2025 (2)(b) 7,250,000 10,530,625
15,807,397
Biotechnology - 2.0%
BioMarin Pharmaceutical, Inc.
1.25%, 5/15/2027 (2)(b)(e) 1,525,000 1,593,625
Coherus Biosciences, Inc.
1.50%, 4/15/2026 (2)(b)(e) 950,000 1,094,123
Gossamer Bio, Inc.
5.00%, 6/1/2027 (2)(b) 4,050,000 3,648,350
Inovio Pharmaceuticals, Inc.
6.50%, 3/1/2024 (2)(b) 2,075,000 3,386,023
Ironwood Pharmaceuticals, Inc.
0.75%, 6/15/2024 (2)(b) 1,400,000 1,554,681
1.50%, 6/15/2026 (2)(b) 1,400,000 1,569,296
Precigen , Inc.
3.50%, 7/1/2023 (2)(b) 2,550,000 2,116,500
PTC Therapeutics, Inc.
1.50%, 9/15/2026 (2)(b)(e) 2,050,000 2,790,786
17,753,384
Communications Equipment - 0.9%
Harmonic, Inc.
2.00%, 9/1/2024 (2)(b) 375,000 406,873
Infinera Corp.
2.50%, 3/1/2027 (2)(b)(e) 1,475,000 2,268,322
Inseego Corp.
3.25%, 5/1/2025 (2)(b) 3,700,000 5,044,563
7,719,758
Consumer Finance - 0.4%
EZCORP, Inc.
2.88%, 7/1/2024 (2)(b) 475,000 431,308
2.38%, 5/1/2025 (2)(b) 1,025,000 822,451
LendingTree, Inc.
0.50%, 7/15/2025 (2)(b)(e) 1,975,000 1,920,942
3,174,701
Diversified Consumer Services - 0.7%
Stride, Inc.
1.13%, 9/1/2027 (2)(b)(e) 7,425,000 6,024,973
Diversified Financial Services - 0.1%
Element Fleet Management Corp. (Canada)
4.25%, 6/30/2024 (2)(b) CAD 1,100,000 1,110,327
Diversified Telecommunication Services - 0.6%
Vonage Holdings Corp.
1.75%, 6/1/2024 (2)(b) $ 4,675,000 5,049,139
Electrical Equipment - 1.4%
Plug Power, Inc.
3.75%, 6/1/2025 (2)(b)(e) 1,825,000 12,318,250

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Electronic Equipment, Instruments & Components - 0.2%
Insight Enterprises, Inc.
0.75%, 2/15/2025 (2)(b) $ 1,375,000 1,746,761
Energy Equipment & Services - 0.1%
Helix Energy Solutions Group, Inc.
4.13%, 9/15/2023 (2)(b) 1,125,000 1,071,688
Entertainment - 0.6%
Zynga, Inc.
0.00%, 12/15/2026 (2)(b)(e) 4,775,000 5,012,615
Equity Real Estate Investment Trusts (REITs) - 0.2%
CorEnergy Infrastructure Trust, Inc.
5.88%, 8/15/2025 (2)(b) 2,300,000 1,641,753
Health Care Equipment & Supplies - 1.0%
China Medical Technologies, Inc. (China)
4.00%, 8/15/2013 (3)(c)(f) 250,000 –
6.25%, 12/15/2016 (3)(c)(e)(f) 2,625,000 –
Envista Holdings Corp.
2.38%, 6/1/2025 (2)(b)(e) 1,325,000 2,302,534
Novocure Ltd.
0.00%, 11/1/2025 (2)(b)(e) 1,550,000 1,984,517
NuVasive , Inc.
1.00%, 6/1/2023 (2)(b)(e) 875,000 896,826
Varex Imaging Corp.
4.00%, 6/1/2025 (2)(b)(e) 3,100,000 3,265,018
8,448,895
Health Care Providers & Services - 0.7%
Anthem, Inc.
2.75%, 10/15/2042 (2)(b) 1,279,000 5,729,798
Hotels, Restaurants & Leisure - 3.7%
Bloomin ' Brands, Inc.
5.00%, 5/1/2025 (2)(b)(e) 975,000 1,790,383
Carnival Corp.
5.75%, 4/1/2023 (2)(b)(e) 8,850,000 20,938,257
Royal Caribbean Cruises Ltd.
2.88%, 11/15/2023 (2)(b)(e) 8,100,000 9,679,500
32,408,140
Household Durables - 0.2%
GoPro, Inc.
1.25%, 11/15/2025 (2)(b)(e) 1,225,000 1,389,105
Independent Power and Renewable Electricity Producers - 0.5%
NextEra Energy Partners LP
0.00%, 11/15/2025 (2)(b)(e) 4,675,000 4,664,786
Insurance - 0.1%
HCI Group, Inc.
4.25%, 3/1/2037 (2)(b) 1,175,000 1,221,404
Interactive Media & Services - 0.0% (a)
JOYY, Inc. (China)
1.38%, 6/15/2026 (2)(b) 250,000 246,779
Internet & Direct Marketing Retail - 2.0%
Match Group Financeco 3, Inc.
2.00%, 1/15/2030 (2)(b)(e) 3,425,000 6,633,082
RealReal , Inc. (The)
3.00%, 6/15/2025 (2)(b)(e) 1,475,000 2,042,455
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Internet & Direct Marketing Retail - 2.0% (continued)
Wayfair, Inc.
0.63%, 10/1/2025 (2)(b)(e) $ 9,575,000 9,035,283
17,710,820
IT Services - 1.7%
Limelight Networks, Inc.
3.50%, 8/1/2025 (2)(b)(e) 725,000 655,255
Okta , Inc.
0.38%, 6/15/2026 (2)(b)(e) 2,850,000 3,653,058
Square, Inc.
0.00%, 5/1/2026 (2)(b)(e) 1,450,000 1,616,244
0.25%, 11/1/2027 (2)(b)(e) 3,575,000 3,961,614
Wix.com Ltd. (Israel)
0.00%, 8/15/2025 (2)(b)(e) 4,675,000 4,659,357
14,545,528
Media - 0.6%
DISH Network Corp.
0.00%, 12/15/2025 (2)(b)(e) 5,375,000 5,400,421
Metals & Mining - 0.0% (a)
Endeavour Mining Corp. (Ivory Coast)
3.00%, 2/15/2023 (2)(b)(e) 350,000 409,500
Oil, Gas & Consumable Fuels - 1.4%
CNX Resources Corp.
2.25%, 5/1/2026 (2)(b)(e) 3,950,000 4,484,770
EQT Corp.
1.75%, 5/1/2026 (2)(b)(e) 4,600,000 5,413,057
SFL Corp. Ltd. (Norway)
5.75%, 10/15/2021 (2)(b) 2,600,000 2,547,740
12,445,567
Pharmaceuticals - 0.7%
Aphria , Inc. (Canada)
5.25%, 6/1/2024 (2)(b)(e) 1,150,000 1,215,406
Omeros Corp.
5.25%, 2/15/2026 (2)(b) 4,725,000 4,987,708
Tilray , Inc. (Canada)
5.00%, 10/1/2023 (2)(b) 400,000 336,000
6,539,114
Real Estate Management & Development - 0.3%
Colliers International Group, Inc. (Canada)
4.00%, 6/1/2025 (2)(b)(e) 750,000 1,291,875
Redfin Corp.
0.00%, 10/15/2025 (2)(b)(e) 850,000 1,015,876
2,307,751
Road & Rail - 0.3%
Uber Technologies, Inc.
0.00%, 12/15/2025 (2)(b)(e) 2,425,000 2,480,869
Semiconductors & Semiconductor Equipment - 4.8%
Canadian Solar, Inc. (Canada)
2.50%, 10/1/2025 (2)(b)(e) 3,450,000 5,404,876
Novellus Systems, Inc.
2.63%, 5/15/2041 (2)(b) 2,400,000 35,546,288
SMART Global Holdings, Inc.
2.25%, 2/15/2026 (2)(b)(e) 1,025,000 1,162,429
42,113,593

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Software - 2.4%
Blackline, Inc.
0.13%, 8/1/2024 (2)(b) $ 650,000 1,220,483
Coupa Software, Inc.
0.38%, 6/15/2026 (2)(b)(e) 1,600,000 2,151,627
Datadog , Inc.
0.13%, 6/15/2025 (2)(b)(e) 1,625,000 2,127,899
Five9, Inc.
0.50%, 6/1/2025 (2)(b)(e) 1,425,000 2,070,030
i3 Verticals LLC
1.00%, 2/15/2025 (2)(b)(e) 1,775,000 1,825,554
PROS Holdings, Inc.
2.25%, 9/15/2027 (2)(b)(e) 5,425,000 7,651,635
Rapid7, Inc.
2.25%, 5/1/2025 (2)(b)(e) 800,000 1,298,336
RingCentral, Inc.
0.00%, 3/15/2026 (2)(b)(e) 2,500,000 2,893,404
21,238,968
Technology Hardware, Storage & Peripherals - 0.4%
Pure Storage, Inc.
0.13%, 4/15/2023 (2)(b) 3,350,000 3,683,721
TOTAL CONVERTIBLE BONDS
(Cost $198,388,217) 267,678,249
NO. OF
RIGHTS
RIGHTS - 0.1%
Biotechnology - 0.0% (a)
Ambit Biosciences Corp., CVR
(3)*(c)(d) 146,272 91,616
Tobira Therapeutics, Inc., CVR
(3)*(c)(d) 11,880 140,676
232,292
—
Capital Markets - 0.1%
Big Rock Partners Acquisition
Corp., expiring 12/1/2022 * 200,000 260,000
Breeze Holdings Acquisition Corp.,
expiring 5/23/2022 * 55,000 15,950
Edoc Acquisition Corp. * 55,000 30,800
GigCapital2, Inc., expiring
2/28/2026 * 153,000 63,205
Greenvision Acquisition Corp.,
expiring 1/6/2021 * 170,000 69,700
439,655
—
TOTAL RIGHTS
(Cost $–) 671,947
NO. OF
WARRANTS
WARRANTS - 6.9%
Aerospace & Defense - 0.1%
AerSale Corp., expiring
12/22/2025 * 336,119 625,181
PAE, Inc., expiring 2/10/2025
* 66,666 153,332
778,513
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Auto Components - 0.2%
Luminar Technologies, Inc.,
expiring 12/2/2025 * 16,666 286,155
QuantumScape Corp.,
expiring 11/25/2025 * 26,543 1,008,634
1,294,789
Automobiles - 0.1%
Lordstown Motors Corp.,
expiring 1/15/2021 * 121,504 1,048,580
Biotechnology - 0.2%
180 Life Sciences Corp.,
expiring 11/7/2025 * 500,000 172,450
DermTech , Inc., expiring
8/29/2024 * 446,823 1,273,446
Reviva Pharmaceuticals
Holdings, Inc., expiring
8/23/2025 * 250,000 168,750
Xynomic Pharmaceuticals
Holdings, Inc., expiring
5/15/2024 * 75,000 37
1,614,683
Capital Markets - 4.4%
Acamar Partners Acquisition
Corp., expiring 2/26/2026 * 150,000 381,000
Alpha Healthcare Acquisition
Corp., expiring 9/21/2027 * 70,000 80,500
AMCI Acquisition Corp.,
expiring 10/1/2025 * 460,000 1,554,800
Amplitude Healthcare
Acquisition Corp., expiring
12/1/2026 * 46,875 67,969
Apex Technology Acquisition
Corp., expiring 9/30/2026 * 40,000 171,200
Big Rock Partners Acquisition
Corp., expiring 12/1/2022 * 100,000 470,000
BowX Acquisition Corp.,
expiring 12/31/2025 * 94,933 168,981
Breeze Holdings Acquisition
Corp., expiring 5/25/2027 * 55,000 56,650
Canoo , Inc., expiring
9/25/2025 * 150,000 540,000
Capstar Special Purpose
Acquisition Corp., expiring
7/9/2027 * 146,000 205,860
CC Neuberger Principal
Holdings II, expiring
7/29/2025 * 127,050 215,985
CF Finance Acquisition Corp.
II, expiring 8/1/2027 * 92,666 223,325
CHP Merger Corp., expiring
11/22/2024 * 125,000 158,750
Churchill Capital Corp. II,
expiring 7/24/2024 * 23,333 45,966
Churchill Capital Corp. IV,
expiring 9/18/2025 * 145,200 220,704
CIIG Merger Corp., expiring
12/31/2026 * 62,500 509,375
CM Life Sciences, Inc.,
expiring 9/24/2027 * 170,880 466,502

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 4.4% (continued)
Collective Growth Corp.,
expiring 12/31/2024 * 155,150 581,813
Crescent Acquisition Corp.,
expiring 3/7/2024 * 200,000 294,000
Deerfield Healthcare
Technology Acquisitions
Corp., expiring 7/16/2025 * 333 1,365
DFP Healthcare Acquisitions
Corp., expiring 4/1/2025 * 1,875 3,656
dMY Technology Group, Inc.
II, expiring 7/29/2027 * 37,973 161,385
DPCM Capital, Inc., expiring
10/14/2027 * 127,866 274,912
E.Merge Technology
Acquisition Corp., expiring
7/30/2025 * 121,666 182,499
East Resources Acquisition
Co., expiring 7/1/2027 * 219,000 249,660
Edoc Acquisition Corp.,
expiring 11/30/2027 * 55,000 37,945
Equity Distribution Acquisition
Corp., expiring 9/9/2025 * 94,933 169,892
Executive Network Partnering
Corp., expiring 9/25/2028 * 38,000 98,420
Experience Investment Corp.,
expiring 9/1/2026 * 66,666 163,332
Falcon Capital Acquisition
Corp., expiring 8/20/2027 * 18,986 40,820
Fast Acquisition Corp.,
expiring 8/25/2027 * 356,000 619,476
FinServ Acquisition Corp.,
expiring 12/31/2026 * 100,000 346,500
Fintech Acquisition Corp. IV,
expiring 12/31/2025 * 67,730 148,329
FirstMark Horizon Acquisition
Corp., expiring 9/26/2025 * 100,900 251,241
Foley Trasimene Acquisition
Corp., expiring 7/17/2025 * 133,333 337,333
Foley Trasimene Acquisition
Corp. II, expiring 8/11/2025 * 315,166 1,446,612
Fortress Value Acquisition
Corp. II, expiring 8/10/2027 * 39,872 98,085
Forum Merger III Corp.,
expiring 8/24/2027 * 151,893 545,296
Fusion Acquisition Corp.,
expiring 6/1/2027 * 205,000 524,800
GCM Grosvenor, Inc.,
expiring 11/17/2025 * 300,000 525,000
GigCapital2, Inc., expiring
7/1/2024 * 153,000 299,880
GigCapital3, Inc., expiring
7/2/2025 * 270,000 942,300
GO Acquisition Corp.,
expiring 8/31/2027 * 189,866 284,799
Good Works Acquisition
Corp., expiring 10/22/2025 * 89,133 98,046
Gores Holdings IV, Inc.,
expiring 1/24/2025 * 12,500 51,875
Gores Holdings V, Inc.,
expiring 8/10/2027 * 56,960 114,490
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 4.4% (continued)
Greenrose Acquisition Corp.,
expiring 5/11/2024 * 90,000 89,577
Greenvision Acquisition
Corp., expiring 10/28/2024 * 170,000 124,100
GS Acquisition Holdings
Corp. II, expiring 8/20/2025 * 20,500 52,480
GX Acquisition Corp.,
expiring 5/24/2026 * 200,000 576,000
Holicity , Inc., expiring
8/4/2027 * 113,920 150,374
Hudson Executive Investment
Corp., expiring 6/21/2025 * 225,500 381,095
Hunter Maritime Acquisition
Corp., expiring 3/21/2024 * 470,000 470
IG Acquisition Corp., expiring
10/5/2027 * 182,500 299,300
Industrial Tech Acquisitions,
Inc., expiring 6/8/2027 * 140,000 145,600
Insu Acquisition Corp. II,
expiring 9/1/2025 * 75,946 258,216
InterPrivate Acquisition Corp.,
expiring 10/29/2024 * 68,750 281,875
Juniper Industrial Holdings,
Inc., expiring 11/13/2026 * 150,000 276,000
Landcadia Holdings III, Inc.,
expiring 10/1/2027 * 320,666 715,085
Leisure Acquisition Corp.,
expiring 12/28/2022 * 125,000 98,750
LF Capital Acquisition Corp.,
expiring 6/27/2023 * 240,000 465,600
LGL Systems Acquisition
Corp., expiring 11/12/2026 * 14,375 23,288
Lion Group Holding Ltd.,
expiring 4/30/2026 (Hong
Kong) * 80,000 6,984
Lionheart Acquisition Corp. II,
expiring 2/14/2026 * 299,040 337,915
Longevity Acquisition Corp.,
expiring 7/31/2025 (China) * 125,000 195,000
Longview Acquisition Corp.,
expiring 6/29/2025 * 125,000 823,750
Megalith Financial Acquisition
Corp., expiring 9/21/2023 * 128,200 371,780
Merida Merger Corp. I,
expiring 11/7/2026 * 75,000 75,000
Montes Archimedes
Acquisition Corp., expiring
12/31/2025 * 253,600 365,184
Motion Acquisition Corp.,
expiring 10/2/2027 * 138,461 278,307
NavSight Holdings, Inc.,
expiring 1/1/2030 * 284,800 364,544
New Beginnings Acquisition
Corp., expiring 11/1/2026 * 54,400 54,400
New Providence Acquisition
Corp., expiring 9/1/2024 * 100,000 378,000
NewHold Investment Corp.,
expiring 3/10/2025 * 166,680 233,352
North Mountain Merger
Corp., expiring 9/16/2025 * 77,010 100,113

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 4.4% (continued)
Northern Genesis Acquisition
Corp., expiring 7/31/2027 * 356,000 2,007,840
Northern Star Acquisition
Corp., expiring 8/29/2025 * 273,666 987,934
Novus Capital Corp., expiring
6/30/2027 * 225,000 1,041,750
Osprey Technology
Acquisition Corp., expiring
12/30/2024 * 75,000 110,250
OTR Acquisition Corp.,
expiring 12/31/2025 * 54,347 54,890
Panacea Acquisition Corp.,
expiring 7/7/2027 * 12,666 40,531
Pershing Square Tontine
Holdings Ltd., expiring
7/24/2025 * 22,500 216,000
PMV Consumer Acquisition
Corp., expiring 8/31/2027 * 146,000 160,600
PROMECAP Acquisition
Co. SAB de CV, expiring
3/23/2023 (Mexico) (3)*(c) 400,000 18,091
Property Solutions Acquisition
Corp., expiring 8/28/2027 * 401,500 421,575
Recharge Acquisition Corp.,
expiring 10/5/2027 * 139,000 218,230
Replay Acquisition Corp.,
expiring 4/8/2024 * 115,000 212,290
Rice Acquisition Corp.,
expiring 10/26/2027 * 290,942 663,348
Roman DBDR Tech
Acquisition Corp., expiring
10/31/2025 * 185,500 218,890
Romeo Power, Inc., expiring
2/21/2026 * 166,666 1,553,327
ROTH CH ACQUISITION I
CO., expiring 1/28/2025 * 63,000 277,200
Sandbridge Acquisition Corp.,
expiring 9/14/2027 * 174,850 227,305
Seaport Global Acquisition
Corp., expiring 12/31/2025 * 86,250 89,700
Software Acquisition Group,
Inc. II, expiring 3/17/2027 * 269,000 363,150
South Mountain Merger
Corp., expiring 6/20/2024 * 150,000 639,000
Spartacus Acquisition Corp.,
expiring 10/31/2027 * 275,000 308,000
Sports Entertainment
Acquisition Corp., expiring
10/30/2025 * 106,800 144,180
Stable Road Acquisition
Corp., expiring 5/15/2026 * 62,500 329,375
Star Peak Energy Transition
Corp., expiring 8/11/2025 * 237,333 1,405,011
Starboard Value Acquisition
Corp., expiring 9/10/2027 * 42,720 84,158
Switchback Energy
Acquisition Corp., expiring
12/31/2024 * 113,333 1,747,595
Tailwind Acquisition Corp.,
expiring 9/7/2027 * 313,280 438,592
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 4.4% (continued)
Tuscan Holdings Corp.,
expiring 4/1/2026 * 320,000 1,526,400
Tuscan Holdings Corp. II,
expiring 7/16/2025 * 95,000 223,250
TWC Tech Holdings II Corp.,
expiring 9/15/2027 * 132,906 224,611
Vistas Media Acquisition Co.,
Inc., expiring 8/1/2026 * 130,690 112,380
Yellowstone Acquisition Co.,
expiring 10/21/2025 *(b) 153,000 189,720
38,208,640
Chemicals - 0.3%
Danimer Scientific, Inc.,
expiring 5/8/2027 * 188,978 2,137,341
Commercial Services & Supplies - 0.1%
Estre Ambiental , Inc., expiring
12/22/2022 (Brazil) * 661,870 2,515
Fusion Fuel Green plc,
expiring 7/1/2026 (Ireland) * 54,000 359,100
361,615
Construction & Engineering - 0.1%
Infrastructure and Energy
Alternatives, Inc., expiring
3/26/2023 * 343,006 984,427
Limbach Holdings, Inc.,
expiring 7/20/2021 * 168,252 104,367
Peck Co. Holdings, Inc.
(The), expiring 6/20/2024 * 122,916 24,583
1,113,377
Consumer Finance - 0.0% (a)
Roan Holdings Group Co.
Ltd., expiring 7/6/2021
(China) (2)* 142,386 1,111
Diversified Consumer Services - 0.0% (a)
OneSpaWorld Holdings
Ltd., expiring 3/19/2024
(Bahamas) * 99,990 302,970
Electrical Equipment - 0.3%
Eos Energy Enterprises, Inc.,
expiring 5/6/2026 * 187,500 1,558,125
Vertiv Co., expiring 2/10/2025
* 100,000 730,000
2,288,125
Energy Equipment & Services - 0.0% (a)
National Energy Services
Reunited Corp., expiring
6/6/2023 * 259,500 347,730
Entertainment - 0.0% (a)
CuriosityStream , Inc.,
expiring 10/14/2025 * 54,560 141,856
Food Products - 0.0% (a)
Whole Earth Brands, Inc.,
expiring 6/25/2025 * 180,000 248,400

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Health Care Providers & Services - 0.0% (a)
New Frontier Health Corp.,
expiring 7/25/2023 (Hong
Kong) * 32,837 71,585
SOC Telemed , Inc., expiring
10/30/2025 * 87,500 106,750
178,335
Health Care Technology - 0.0% (a)
Multiplan Corp., expiring
10/8/2025 * 22,500 33,750
Hotels, Restaurants & Leisure - 0.2%
Allied Esports Entertainment,
Inc., expiring 8/9/2024 * 210,000 74,550
BurgerFi International, Inc.,
expiring 1/15/2023 * 250,000 550,000
Golden Nugget Online
Gaming, Inc., expiring
5/9/2026 * 116,666 1,049,994
Hall of Fame Resort &
Entertainment Co., expiring
7/1/2025 * 122,980 31,926
Inspired Entertainment, Inc.,
expiring 12/23/2021 * 175,587 70,235
Simplicity Esports and
Gaming Co., expiring
11/20/2023 * 101,605 61,979
Target Hospitality Corp.,
expiring 3/15/2024 * 53,333 3,893
1,842,577
Household Products - 0.1%
Clever Leaves Holdings,
Inc., expiring 12/18/2025
(Canada) * 288,000 443,520
Insurance - 0.0% (a)
International General
Insurance Holdings Ltd.,
expiring 3/17/2025 (Jordan) * 117,500 92,825
Sagicor Financial Co. Ltd.,
expiring 12/5/2024 (Canada)
* 154,500 25,489
Sirius International Insurance
Group Ltd., expiring
11/5/2023 * 276,625 110,650
228,964
Interactive Media & Services - 0.0% (a)
Glory Star New Media Group
Holdings Ltd., expiring
2/20/2025 (Hong Kong) * 370,000 29,748
Internet & Direct Marketing Retail - 0.0% (a)
Reebonz Holding Ltd.,
expiring 12/19/2023
(Singapore) * 75,000 135
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
IT Services - 0.2%
American Virtual Cloud
Technologies, Inc., expiring
4/7/2025 * 250,000 112,500
Exela Technologies, Inc.,
expiring 7/12/2022 * 880,354 21,569
Global Blue Group Holding
AG, expiring 8/28/2025
(Switzerland) * 33,333 54,666
Grid Dynamics Holdings, Inc.,
expiring 9/30/2023 * 90,000 323,100
Paya Holdings, Inc., expiring
10/16/2025 * 230,000 828,000
Verra Mobility Corp., expiring
10/17/2023 * 66,666 266,664
1,606,499
Machinery - 0.1%
XL Fleet Corp., expiring
6/1/2025 *(b) 66,666 539,995
Media - 0.0% (a)
Advantage Solutions, Inc.,
expiring 10/28/2025 * 3,750 10,687
Digital Media Solutions, Inc.,
expiring 4/5/2023 * 125,000 197,825
208,512
Metals & Mining - 0.2%
Hycroft Mining Holding Corp.,
expiring 2/12/2025 * 158,844 225,558
MP Materials Corp., expiring
5/4/2027 * 111,100 1,707,607
1,933,165
Mortgage Real Estate Investment Trusts (REITs) - 0.0% (a)
Broadmark Realty Capital,
Inc., expiring 11/15/2024 * 131,393 35,476
Oil, Gas & Consumable Fuels - 0.0% (a)
Altus Midstream Co., expiring
11/12/2023 * 125,000 5,000
Brooge Energy Ltd., expiring
12/20/2024 (United Arab
Emirates) * 191,000 114,600
Falcon Minerals Corp.,
expiring 8/23/2023 * 222,879 32,474
NextDecade Corp., expiring
7/24/2022 * 547,770 8,326
160,400
Personal Products - 0.0% (a)
Apollo Healthcare Corp.,
expiring 1/3/2022 (Canada)
(2)* 579,085 147,853
Pharmaceuticals - 0.1%
AYR Strategies, Inc., expiring
5/24/2024 (Canada) * 51,987 756,382
Professional Services - 0.0% (a)
Akerna Corp., expiring
8/1/2024 * 7,500 6,975

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Road & Rail - 0.0% (a)
Daseke , Inc., expiring
2/27/2022 * 378,003 68,041
Software - 0.1%
GTY Technology Holdings,
Inc., expiring 2/19/2024 * 314,900 110,215
Kaleyra , Inc., expiring
3/6/2025 * 281,250 421,875
KLDiscovery , Inc., expiring
12/1/2025 * 247,565 69,318
Phunware , Inc., expiring
12/26/2023 * 58,632 17,777
Porch Group, Inc., expiring
12/23/2025 * 81,250 251,875
Skillz , Inc., expiring
2/26/2027 * 1,500 10,830
881,890
Specialty Retail - 0.0% (a)
Arko Corp., expiring
12/31/2025 * 133,333 181,333
Kaixin Auto Holdings, expiring
4/30/2024 (Hong Kong) * 125,000 18,787
LXRandCo , Inc., expiring
6/9/2022 (Canada) (2)* 1,274,000 10,009
210,129
Technology Hardware, Storage & Peripherals - 0.1%
Borqs Technologies, Inc.,
expiring 8/18/2022 (China)
(2)* 373,500 12,624
Desktop Metal, Inc., expiring
3/5/2024 * 230,000 1,106,300
1,118,924
Trading Companies & Distributors - 0.0% (a)
Alta Equipment Group, Inc.,
expiring 4/8/2024 * 85,000 169,575
Nesco Holdings, Inc., expiring
1/1/2025 * 83,328 79,995
249,570
Wireless Telecommunication Services - 0.0% (a)
Trilogy International Partners,
Inc., expiring 2/7/2022
(Canada) (2)* 445,000 5,244
TOTAL WARRANTS
(Cost $509,016) 60,573,814
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.0% (a)
Health Care Equipment & Supplies - 0.0% (a)
DEMC Ltd., Class A (3)*(c)(d) 12,969 –
DEMC Ltd., Class A-2 (3)*(c)(d) 368,190,309 72,221
DEMC Ltd., Class A-3 (3)*(c)(d) 256,532,573,548 243,706
DEMC Ltd., Class B (3)*(c)(d) 10,488 –
DEMC Ltd., Class B-2 (3)*(c)(d) 513,897,326 514
DEMC Ltd., Class B-3 (3)*(c)(d) 489,352,292,604 –
TOTAL SECURITIES IN LITIGATION
(Cost $757,873) 316,441
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 40.4%
INVESTMENT COMPANIES - 30.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (h)( i ) 1,447,065 1,447,065
Limited Purpose Cash Investment
Fund, 0.03% (h)(j) 267,641,694 267,534,637
UBS Select Treasury Preferred
Fund, Class I, 0.01% (h) 1,680 1,680
TOTAL INVESTMENT COMPANIES
(Cost $269,017,939) 268,983,382
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 9.8%
U.S. Treasury Bills
0.15%, 1/14/2021 (2)(b)(k)(l) $ 10,890,000 10,889,864
0.13%, 1/21/2021 (2)(b)(k)(l) 4,325,000 4,324,908
0.11%, 2/4/2021 (2)(b)(k)(l) 30,884,000 30,882,537
0.12%, 3/4/2021 (2)(b)(k)(l) 20,294,000 20,291,672
0.12%, 3/18/2021 (2)(b)(k)(l) 8,696,000 8,694,766
0.09%, 6/24/2021 (2)(b)(k)(l) 11,088,000 11,083,655
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $86,162,009) 86,167,402
TOTAL SHORT-TERM INVESTMENTS
(Cost $355,179,948) 355,150,784
TOTAL LONG POSITIONS
(Cost $897,685,754) 1,072,176,406
SHARES
SHORT POSITIONS - (29.8)%
COMMON STOCKS - (27.4)%
Aerospace & Defense - (0.4)%
PAE, Inc. *
(37,332) (342,708)
Parsons Corp. *
(77,574) (2,824,469)
(3,167,177)
Airlines - (1.0)%
American Airlines Group, Inc.
(170,679) (2,691,608)
Southwest Airlines Co.
(137,557) (6,411,532)
(9,103,140)
Auto Components - (0.4)%
Aptiv plc (23,402) (3,049,047)
Biotechnology - (1.4)%
BioMarin Pharmaceutical, Inc. *
(5,658) (496,150)
Coherus Biosciences, Inc. *
(33,542) (582,960)
DermTech , Inc. *
(87,130) (2,826,497)
Gossamer Bio, Inc. *
(199,911) (1,933,139)
Inovio Pharmaceuticals, Inc. *
(385,544) (3,412,065)
Ironwood Pharmaceuticals, Inc. *
(131,716) (1,500,245)
PTC Therapeutics, Inc. *
(30,446) (1,858,120)
(12,609,176)
Capital Markets - 0.0%
Penson Worldwide, Inc. (3)*(c) (212,307) –
Commercial Services & Supplies - (0.7)%
GFL Environmental, Inc. (Canada) (199,928) (5,833,899)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
Communications Equipment - (0.6)%
Harmonic, Inc. *
(27,660) (204,407)
Infinera Corp. *
(161,813) (1,695,800)
Inseego Corp. *
(199,493) (3,086,157)
(4,986,364)
Construction & Engineering - 0.0% (a)
Limbach Holdings, Inc. * (10,000) (123,300)
Consumer Finance - (0.1)%
EZCORP, Inc., Class A *
(21,529) (103,124)
LendingTree, Inc. *
(1,927) (527,593)
(630,717)
Diversified Consumer Services - (0.2)%
OneSpaWorld Holdings Ltd.
(Bahamas) (29,997) (304,170)
Stride, Inc. *
(67,398) (1,430,859)
(1,735,029)
Diversified Financial Services - (0.1)%
Element Fleet Management Corp.
(Canada) (58,423) (614,109)
Diversified Telecommunication Services - (0.2)%
Vonage Holdings Corp. * (151,030) (1,944,511)
Electric Utilities - (0.6)%
NextEra Energy, Inc.
(48,135) (3,713,615)
PG&E Corp. *
(153,742) (1,915,626)
(5,629,241)
Electrical Equipment - (1.6)%
Plug Power, Inc. *
(362,481) (12,291,731)
Vertiv Holdings Co., Class A
(78,572) (1,466,939)
(13,758,670)
Electronic Equipment, Instruments & Components - (2.2)%
II-VI, Inc. *
(242,836) (18,445,823)
Insight Enterprises, Inc. *
(14,491) (1,102,620)
(19,548,443)
Energy Equipment & Services - (0.1)%
Helix Energy Solutions Group,
Inc. * (36,833) (154,699)
National Energy Services Reunited
Corp. * (110,323) (1,095,507)
(1,250,206)
Entertainment - (0.1)%
Zynga, Inc., Class A * (61,315) (605,179)
Health Care Equipment & Supplies - (0.6)%
China Medical Technologies, Inc.,
ADR (China) (3)*(c) (35,303) –
Envista Holdings Corp. *
(53,594) (1,807,726)
Novocure Ltd. *
(6,726) (1,163,867)
NuVasive , Inc. *
(3,742) (210,787)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - (0.6)% (continued)
Varex Imaging Corp. *
(98,306) (1,639,744)
(4,822,124)
Health Care Providers & Services - (0.7)%
Anthem, Inc.
(17,829) (5,724,714)
New Frontier Health Corp., Class A
(Hong Kong) * (25,146) (216,255)
(5,940,969)
Health Care Technology - (0.1)%
Change Healthcare, Inc. * (42,974) (801,465)
Hotels, Restaurants & Leisure - (2.7)%
Bloomin ' Brands, Inc.
(70,536) (1,369,809)
Carnival Corp.
(814,200) (17,635,572)
Royal Caribbean Cruises Ltd.
(65,782) (4,913,258)
Target Hospitality Corp. *
(10,667) (16,854)
(23,935,493)
Household Durables - (0.3)%
GoPro, Inc., Class A *
(93,236) (771,994)
Purple Innovation, Inc. *
(62,270) (2,051,174)
(2,823,168)
Independent Power and Renewable Electricity Producers - (0.1)%
NextEra Energy Partners LP (10,510) (704,696)
Insurance - (0.1)%
HCI Group, Inc. (7,531) (393,871)
Interactive Media & Services - (0.6)%
JOYY, Inc., ADR (China)
(1,564) (125,089)
Match Group, Inc. *
(35,660) (5,391,435)
(5,516,524)
Internet & Direct Marketing Retail - (1.2)%
Just Eat Takeaway.com NV
(Germany) (2)*(e) (62,087) (7,000,494)
RealReal , Inc. (The) *
(64,731) (1,264,844)
Wayfair, Inc., Class A *
(11,018) (2,487,974)
(10,753,312)
IT Services - (2.1)%
I3 Verticals, Inc., Class A *
(29,531) (980,429)
Limelight Networks, Inc. *
(34,849) (139,048)
Okta , Inc. *
(8,959) (2,277,915)
Sabre Corp.
(867,442) (10,426,653)
Square, Inc., Class A *
(10,005) (2,177,488)
Verra Mobility Corp. *
(64,494) (865,509)
Wix.com Ltd. (Israel) *
(5,684) (1,420,773)
(18,287,815)
Machinery - (0.1)%
Colfax Corp. *
(7,977) (305,041)
Fortive Corp.
(8,393) (594,392)
(899,433)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
Metals & Mining - (0.3)%
Endeavour Mining Corp. (Ivory
Coast) * (125,447) (2,919,114)
Multi-Utilities - (0.4)%
CenterPoint Energy, Inc.
(64,225) (1,389,829)
DTE Energy Co.
(11,713) (1,422,075)
Sempra Energy
(4,043) (515,119)
(3,327,023)
Oil, Gas & Consumable Fuels - (1.0)%
Cenovus Energy, Inc. (Canada)
(637,156) (3,879,298)
CNX Resources Corp. *
(212,266) (2,292,473)
EQT Corp.
(196,267) (2,494,554)
Falcon Minerals Corp.
(75,000) (236,250)
SFL Corp. Ltd. (Norway)
(5,105) (32,059)
(8,934,634)
Paper & Forest Products - (0.3)%
West Fraser Timber Co. Ltd.
(Canada) (45,626) (2,931,334)
Pharmaceuticals - (0.3)%
Aphria , Inc. (Canada) *
(68,627) (474,899)
Omeros Corp. *
(168,682) (2,409,622)
(2,884,521)
Real Estate Management & Development - (0.2)%
Colliers International Group, Inc.
(Canada) (10,997) (980,163)
Redfin Corp. *
(8,558) (587,335)
(1,567,498)
Semiconductors & Semiconductor Equipment - (4.6)%
Canadian Solar, Inc. (Canada) *
(77,149) (3,953,115)
Lam Research Corp.
(76,137) (35,957,221)
SMART Global Holdings, Inc. *
(17,164) (645,881)
(40,556,217)
Software - (1.5)%
Blackline, Inc. *
(7,882) (1,051,301)
Coupa Software, Inc. *
(4,102) (1,390,209)
Datadog , Inc., Class A *
(12,676) (1,247,825)
Five9, Inc. *
(8,380) (1,461,472)
Kaleyra , Inc. (Italy) *
(12,500) (123,250)
PROS Holdings, Inc. *
(106,380) (5,400,913)
Rapid7, Inc. *
(10,801) (973,818)
Rimini Street, Inc. *
(25,156) (111,441)
RingCentral, Inc., Class A *
(4,009) (1,519,291)
(13,279,520)
Technology Hardware, Storage & Peripherals - (0.2)%
Pure Storage, Inc., Class A * (67,574) (1,527,848)
Trading Companies & Distributors - 0.0% (a)
Alta Equipment Group, Inc. * (9,640) (95,243)
INVESTMENTS SHARES VALUE ($)
Wireless Telecommunication Services - (0.3)%
T-Mobile US, Inc. * (20,731) (2,795,575)
TOTAL COMMON STOCKS
(Proceeds $(162,692,242)) (240,285,605)
PRINCIPAL
AMOUNT
CONVERTIBLE BONDS - (2.4)%
Diversified Financial Services - (0.3)%
JPMorgan Chase Bank NA
0.13%, 1/1/2023 (2)(e) $ (2,325,000) (2,683,922)
Entertainment - (0.3)%
Live Nation Entertainment, Inc.
2.50%, 3/15/2023 (2) (2,350,000) (3,033,380)
Internet & Direct Marketing Retail - (1.5)%
Booking Holdings, Inc.
0.75%, 5/1/2025 (2)(e) (6,200,000) (9,007,407)
Etsy, Inc.
0.13%, 9/1/2027 (2)(e) (3,325,000) (4,113,217)
(13,120,624)
Life Sciences Tools & Services - (0.3)%
Illumina, Inc.
0.00%, 8/15/2023 (2) (2,350,000) (2,648,698)
TOTAL CONVERTIBLE BONDS
(Proceeds $(18,694,068)) (21,486,624)
TOTAL SHORT POSITIONS
(Proceeds $(181,386,310)) (261,772,229)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 92.2%
(Cost $716,299,444) 810,404,177
OTHER ASSETS IN EXCESS OF
LIABILITIES - 7.8% (m) 68,136,835
NET ASSETS - 100.0% 878,541,012
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 8,830,716 1.0%
Consumer Discretionary 32,241,273 3.7
Consumer Staples 843,516 0.1
Energy 8,020,706 0.9
Financials 315,905,625 35.9
Health Care 15,857,106 1.8
Industrials 22,417,904 2.5
Information Technology 37,611,354 4.3
Materials 4,266,962 0.5
Real Estate 2,382,006 0.3
Utilities 6,876,225 0.8
Short-Term Investments 355,150,784 40.4
Total Investments In Securities
At Value 810,404,177 92.2
Other Assets in Excess of
Liabilities (m) 68,136,835 7.8
Net Assets
$ 878,541,012 100.0%

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $353,949,244. In addition,
$33,887,613 of cash collateral was pledged.
(c) Security fair valued as of December 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at
December 31, 2020 amounted to $3,520,831, which represents approximately 0.40% of net assets of the fund.
(d) Restricted Security.
(e) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2020 amounted to $151,506,199, which represents approximately 17.25% of net assets of the fund.
(f) Defaulted security.
(g) Payment in-kind security.
(h) Represents 7-day effective yield as of December 31, 2020.
(i) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(j) For the period ended December 31, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(k) The rate shown was the effective yield at the date of purchase.
(l) All or a portion of the security pledged as collateral for swap contracts.
(m) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
Affiliate
Value
At
12/31/2019
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2020
Shares
Held At
12/31/2020
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 30.5%
INVESTMENT COMPANIES - 30.5%
Limited Purpose
Cash Investment
Fund,
0.03% (a)
(Cost $267,569,194) $117,303,301 $1,457,952,915 $(1,307,652,930) $(25,894) $(42,755) $267,534,637 267,641,694 $655,510 $26,477
(a) Represents 7-day effective yield as of December 31, 2020.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Level 3 security (See Note 5).
Credit default swap contracts outstanding - buy protection as of December 31, 2020:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
35.V1 5.00 % Qu arterly 12/20/2025 2.93 % USD 16,950,000 $ (646,924) $ (959,714) $ (1,606,638)
$ (646,924) $ (959,714) $ (1,606,638)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts
S&P 500 E-Mini Index (282) 3/2021 USD $ (52,858,080) $ (1,257,475)
U.S. Treasury 10 Year Note (52) 3/2021 USD (7,180,063) (7,447)
U.S. Treasury 5 Year Note (180) 3/2021 USD (22,709,531) (51,394)
$ (1,316,316)
Forward foreign currency contracts outstanding as of December 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 75,000 USD 58,365 CITI 3/17/2021 $ 568
JPY 893,165,122 USD 8,599,045 CITI 3/17/2021 58,117
JPY 23,898,018 USD 230,440 JPMC 3/17/2021 1,195
USD 356,216 CAD 452,746 CITI 3/17/2021 465
Total unrealized appreciation 60,345
USD 6,920,984 CAD 8,923,844 CITI 3/17/2021 (91,051)
USD 1,922,838 CAD 2,508,833 JPMC 3/17/2021 (48,512)
USD 4,422,598 JPY 458,709,114 CITI 3/17/2021 (23,522)
USD 4,422,592 JPY 458,709,106 JPMC 3/17/2021 (23,527)
Total unrealized depreciation (186,612)
Net unrealized depreciation $ (126,267)
Total Return Basket Swaps Outstanding at December 31, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BANA The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified spread
(-1.25%), which is denominated in USD
based on the local currencies of the
positions within the swap.
53-65 months
maturity
07/11/2024 $368,191 $(20,247) $(13,174) $(33,421)
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
CDOR plus or minus a specified spread
(0.03%), which is denominated in CAD
based on the local currencies of the
positions within the swap.
61 months
maturity
04/09/2025 $2,226,016 $(546,352) $(61,863) $(608,215)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
AOISR plus or minus a specified
spread (-0.04% to 0.04%), which is
denominated in AUD based on the local
currencies of the positions within the
swap.
59-60 months
maturity
ranging from
10/09/2025
- 11/06/2025 $6,539,717 $70,846 $(377) $70,469
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
SONIA plus or minus a specified spread
(0.03%), which is denominated in GBP
based on the local currencies of the
positions within the swap.
59 months
maturity
10/03/2025 $1,693,558 $1,747 $(513) $1,234
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
Federal Funds Floating Rate plus or
minus a specified spread (0.02%), which
is denominated in USD based on the
local currencies of the positions within
the swap.
50 months
maturity
01/13/2025 $769,385 $(144,514) $(130) $(144,644)
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
Federal Funds Floating Rate plus or
minus a specified spread (-1.00% to
0.30%), which is denominated in USD
based on the local currencies of the
positions within the swap.
12-61 months
maturity
ranging from
04/19/2021
- 01/22/2025 $3,183,404 $(366,964) $(639) $(367,603)
MLIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified
spread (-0.25% to 1.25%), which is
denominated in GBP based on the local
currencies of the positions within the
swap.
25 months
maturity
02/25/2022 $1,216,119 $18,747 $(7,403) $11,344

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
fixed income positions and
pays or receives the OBFR
and LIBOR plus or minus a
specified spread (-0.03% to
0.07%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
61 months
maturity
06/25/2025 $273,259,069 $7,014,009 $646,695 $7,660,704
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Lyft, Inc. 78,772 3,870,068 1,394,235 18.2
PRINCIPAL
Convertible Bonds
Panama
Copa Holdings SA, 4.50%, 4/15/2025 5,500,000 9,327,088 3,293,037 43.0
Spain
Atlantica Sustainable Infrastructure Jersey Ltd., 4.00%, 7/15/2025 2,175,000 2,664,357 414,803 5.4
United States
1Life Healthcare, Inc., 3.00%, 6/15/2025 5,150,000 6,464,926 926,797 12.1
Allegheny Technologies, Inc., 3.50%, 6/15/2025 4,650,000 6,356,668 1,855,969 24.2
Bloom Energy Corp., 2.50%, 8/15/2025 1,815,000 3,492,079 1,363,712 17.8
Cantel Medical Corp., 3.25%, 5/15/2025 3,675,000 7,432,846 2,236,834 29.2
CryoLife , Inc., 4.25%, 7/1/2025 2,950,000 3,750,936 671,041 8.8
CyberArk Software Ltd., 0.00%, 11/15/2024 5,750,000 6,975,520 1,264,430 16.5
DexCom , Inc., 0.25%, 11/15/2025 4,775,000 4,803,290 (62,531) (0.8)
Exact Sciences Corp., 0.38%, 3/1/2028 6,700,000 8,725,116 2,394,092 31.3
FireEye, Inc., 0.88%, 6/1/2024 5,175,000 6,290,558 1,424,737 18.6
Glaukos Corp., 2.75%, 6/15/2027 6,025,000 9,311,290 1,693,839 22.1
Innoviva , Inc., 2.50%, 8/15/2025 4,200,000 4,561,043 436,104 5.7
Invacare Corp., 4.50%, 6/1/2022 2,550,000 2,429,468 79,324 1.0
J2 Global, Inc., 1.75%, 11/1/2026 4,175,000 4,339,028 937,967 12.2
Liberty Media Corp., 2.25%, 9/30/2046 5,000,000 2,350,174 (52,891) (0.7)
Liberty Media Corp., 0.50%, 12/1/2050 2,150,000 2,281,839 111,265 1.5
LivaNova USA, Inc., 3.00%, 12/15/2025 2,925,000 3,828,536 461,861 6.0
Luminex Corp., 3.00%, 5/15/2025 2,950,000 2,903,300 (360,483) (4.7)
Match Group Financeco 2, Inc., 0.88%, 6/15/2026 5,150,000 9,403,945 1,847,932 24.1
New Mountain Finance Corp., 5.75%, 8/15/2023 3,325,000 3,488,652 176,171 2.3
Pacira BioSciences , Inc., 0.75%, 8/1/2025 4,505,000 5,081,922 243,305 3.2
PagerDuty , Inc., 1.25%, 7/1/2025 2,200,000 2,817,579 592,101 7.7
Palo Alto Networks, Inc., 0.38%, 6/1/2025 7,475,000 9,845,694 2,369,371 30.9
Palo Alto Networks, Inc., 0.75%, 7/1/2023 6,225,000 8,803,114 1,757,201 22.9
PetIQ , Inc., 4.00%, 6/1/2026 2,975,000 4,526,224 261,497 3.4
Pluralsight , Inc., 0.38%, 3/1/2024 4,050,000 3,998,418 297,723 3.9
Prospect Capital Corp., 6.38%, 3/1/2025 3,000,000 3,144,436 110,812 1.4
RealPage , Inc., 1.50%, 5/15/2025 1,970,000 2,537,372 117,516 1.5
Splunk , Inc., 1.13%, 6/15/2027 5,725,000 5,953,338 (348,024) (4.5)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Veeco Instruments, Inc., 3.75%, 6/1/2027 3,675,000 5,349,674 1,064,654 13.9
WisdomTree Investments, Inc., 4.25%, 6/15/2023 4,400,000 4,980,734 634,158 8.3
SHARES
Short Positions
Common Stocks
Panama
Copa Holdings SA (91,556) (7,070,870) (2,363,844) (30.9)
United States
1Life Healthcare, Inc. (78,496) (3,426,350) (872,041) (11.4)
Allegheny Technologies, Inc. (220,317) (3,694,716) (1,395,228) (18.2)
Bloom Energy Corp. (98,517) (2,823,497) (1,154,701) (15.1)
Cantel Medical Corp. (78,796) (6,213,853) (2,115,891) (27.6)
CryoLife , Inc. (90,526) (2,137,319) (398,913) (5.2)
CyberArk Software Ltd. (24,455) (3,951,683) (1,106,704) (14.4)
Exact Sciences Corp. (42,893) (5,682,894) (1,770,154) (23.1)
FireEye, Inc. (139,934) (3,226,878) (852,309) (11.1)
Glaukos Corp. (88,074) (6,628,449) (1,546,260) (20.2)
LivaNova plc (36,453) (2,413,553) (396,738) (5.2)
Match Group, Inc. (50,605) (7,650,970) (1,772,713) (23.1)
Pacira BioSciences , Inc. (38,287) (2,291,094) (55,489) (0.7)
Palo Alto Networks, Inc. (36,549) (12,989,149) (3,287,278) (42.9)
PetIQ , Inc. (80,270) (3,086,382) (273,375) (3.6)
Veeco Instruments, Inc. (211,419) (3,670,234) (758,061) (9.9)
PRINCIPAL
Convertible Bonds
United States
Lyft, Inc., 1.50%, 5/15/2025 (3,600,000) (5,340,286) (1,453,467) (19.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-0.93% to 0.03%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
61 months
maturity
ranging from
09/10/2024
- 12/24/2025 $306,980,863 $(712,645) $(838,894) $(1,551,539)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Tilray , Inc. 330,567 2,730,483 (410,161) 26.4

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
China
China Biologic Products Holdings, Inc. 38,577 4,556,329 (12,325) 0.8
DouYu International Holdings Ltd., ADR 228,470 2,526,878 (959,204) 61.8
SINA Corp. 76,523 3,243,045 (21,588) 1.4
Sogou , Inc., ADR 365,538 2,979,135 (267,932) 17.3
United States
Aerojet Rocketdyne Holdings, Inc. 229,157 12,110,947 33,173 (2.1)
Alexion Pharmaceuticals, Inc. 71,860 11,227,406 (123,751) 8.0
BioTelemetry , Inc. 24,656 1,777,204 (2,264) 0.1
BMC Stock Holdings, Inc. 125,328 6,727,607 1,461,094 (94.2)
Cincinnati Bell, Inc. 249,861 3,817,876 377,595 (24.3)
Eaton Vance Corp. 147,710 10,033,940 976,200 (62.9)
Eidos Therapeutics, Inc. 67,183 8,839,939 3,745,842 (241.4)
Fitbit, Inc. 689,999 4,691,993 (11,005) 0.7
Front Yard Residential Corp. 230,565 3,735,153 644,918 (41.6)
Genworth Financial, Inc. 843,592 3,188,778 (163,194) 10.5
HMS Holdings Corp. 121,391 4,461,119 25,621 (1.7)
IHS Markit Ltd. 119,494 10,734,146 131,294 (8.5)
Inphi Corp. 57,940 9,297,632 1,143,724 (73.7)
Maxim Integrated Products, Inc. 100,497 8,909,059 1,942,626 (125.2)
National General Holdings Corp. 135,804 4,641,781 50,974 (3.3)
Navistar International Corp. 36,423 1,601,155 7,756 (0.5)
Parsley Energy, Inc. 123,320 1,751,144 503,336 (32.4)
PNM Resources, Inc. 173,580 8,423,837 (222,127) 14.3
QEP Resources, Inc. 691,116 1,651,767 99,881 (6.4)
RealPage , Inc. 72,094 6,289,481 (21,226) 1.4
Slack Technologies, Inc. 263,842 11,144,686 (182,147) 11.7
Sportsman's Warehouse Holdings, Inc. 145,488 2,553,314 14,632 (0.9)
TCF Financial Corp. 254,941 9,437,916 162,647 (10.5)
Tiffany & Co. 50,755 6,671,745 366,547 (23.6)
Varian Medical Systems, Inc. 37,232 6,515,972 60,302 (3.9)
Virtusa Corp. 59,136 3,023,624 84,791 (5.5)
Waddell & Reed Financial, Inc. 76,974 1,960,528 (1,444) 0.1
Watford Holdings Ltd. 45,080 1,559,768 43,052 (2.8)
Willis Towers Watson plc 28,800 6,067,584 695,026 (44.8)
Xilinx, Inc. 63,497 9,001,970 1,327,466 (85.6)
Short Positions
Common Stocks
Canada
Aphria , Inc. (394,502) (2,729,954) 477,382 (30.8)
China
HUYA, Inc., ADR (166,783) (3,323,985) 380,806 (24.5)
United Kingdom
AstraZeneca plc, ADR (152,652) (7,631,073) 114,885 (7.4)
United States
Advanced Micro Devices, Inc. (109,431) (10,035,917) (1,655,980) 106.7
Analog Devices, Inc. (63,314) (9,353,377) (1,968,109) 126.8
Aon plc (31,104) (6,571,342) (888,072) 57.2
Bridgebio Pharma, Inc. (124,051) (8,821,267) (3,641,870) 234.7
Builders FirstSource , Inc. (164,492) (6,712,919) (1,399,519) 90.2
Diamondback Energy, Inc. (34,449) (1,667,332) (102,460) 6.6
Huntington Bancshares, Inc. (765,733) (9,671,208) (208,629) 13.4
Marvell Technology Group Ltd. (134,595) (6,398,646) (1,252,002) 80.7
Morgan Stanley (89,369) (6,124,458) (1,533,867) 98.9
Pioneer Natural Resources Co. (15,439) (1,758,348) (505,556) 32.6
S&P Global, Inc. (33,912) (11,147,892) (189,482) 12.2

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
salesforce.com, Inc. (20,474) (4,556,079) 45,413 (2.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
Federal Funds Floating Rate
plus or minus a specified
spread (0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
50-61 months
maturity
ranging from
01/13/2025
- 12/02/2025 $10,467,493 $2,541,091 $59,650 $2,600,741
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Allegiance Telecom, Inc. (a) 150,000 2 (149) (0.0)
Purple Innovation, Inc. 62,270 2,051,174 389,810 15.0
NO. OF
WARRANTS
Warrants
Hong Kong
New Frontier Health Corp., expiring 7/25/2023 50,000 109,000 9,000 0.3
United Kingdom
Digital Media Solutions, Inc., expiring 4/5/2023 125,000 197,825 101,575 3.9
United States
180 Life Sciences Corp., expiring 11/7/2025 500,000 172,450 77,400 3.0
Akerna Corp., expiring 8/1/2024 22,500 20,925 11,228 0.4
Altus Midstream Co., expiring 11/12/2023 125,000 5,000 (2,513) (0.1)
American Virtual Cloud Technologies, Inc., expiring 4/7/2025 250,000 112,500 28,500 1.1
Broadmark Realty Capital, Inc., expiring 11/15/2024 250,000 67,500 (7,950) (0.3)
Estre Ambiental , Inc., expiring 12/22/2022 661,870 2,515 1,721 0.1
Exela Technologies, Inc., expiring 7/12/2022 930,354 22,794 8,373 0.3
Falcon Minerals Corp., expiring 8/23/2023 250,000 36,425 (1,075) (0.0)
Fisker , Inc., expiring 10/29/2025 48,333 237,798 (8,217) (0.3)
Global Blue Group Holding AG, expiring 8/28/2025 33,333 54,666 5,667 0.2
Grid Dynamics Holdings, Inc., expiring 9/30/2023 90,000 323,100 42,300 1.6
Hall of Fame Resort & Entertainment Co., expiring 7/1/2025 122,980 31,926 (10,392) (0.4)
Hycroft Mining Holding Corp., expiring 2/12/2025 250,000 355,000 2,500 0.1
Infrastructure and Energy Alternatives, Inc., expiring 3/26/2023 343,006 984,427 562,530 21.6
Inspired Entertainment, Inc., expiring 12/23/2021 636,986 254,794 50,895 2.0
International General Insurance Holdings Ltd., expiring 3/17/2025 117,500 92,825 15,275 0.6
Leisure Acquisition Corp., expiring 12/28/2022 125,000 98,750 3,625 0.1
Limbach Holdings, Inc., expiring 7/20/2021 168,252 104,367 (63,885) (2.5)
Megalith Financial Acquisition Corp., expiring 9/21/2023 128,200 371,780 67,946 2.6
National Energy Services Reunited Corp., expiring 6/6/2023 409,500 548,730 (8,190) (0.3)
Nesco Holdings, Inc., expiring 1/1/2025 83,334 80,001 15,917 0.6

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY
NO. OF
WARRANTS
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
NextDecade Corp., expiring 7/24/2022 547,771 8,326 (31,552) (1.2)
OneSpaWorld Holdings Ltd., expiring 3/19/2024 99,990 302,970 52,995 2.0
Rimini Street, Inc., expiring 5/26/2022 471,690 155,658 51,886 2.0
Sirius International Insurance Group Ltd., expiring 11/5/2023 286,625 114,650 2,866 0.1
Tattooed Chef, Inc., expiring 9/30/2025 138,157 1,572,227 743,285 28.6
Velodyne Lidar, Inc., expiring 9/29/2025 198,000 1,710,720 423,720 16.3
Verra Mobility Corp., expiring 10/17/2023 66,667 266,668 6,000 0.2
(a) Security fair valued as of December 31, 2020 in accordance with procedures approved by the Board of Trustees.
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
fixed income positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-0.39% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
57-61 months
maturity
ranging from
09/06/2024
- 04/30/2025 $235,189,695 $15,620,461 $133,642 $15,754,103
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
France
AXA SA, 7.25%, 5/15/2021 8,400,000 9,649,819 2,750,666 17.5
Germany
Deutsche Bank AG, 1.00%, 5/1/2023 3,375,000 3,767,158 358,489 2.3
United States
Akamai Technologies, Inc., 0.38%, 9/1/2027 5,475,000 6,107,589 263,913 1.7
Atlas Air Worldwide Holdings, Inc., 1.88%, 6/1/2024 6,925,000 7,867,763 2,007,845 12.7
Benefitfocus , Inc., 1.25%, 12/15/2023 2,625,000 2,311,534 357,004 2.3
Cleveland-Cliffs, Inc., 1.50%, 1/15/2025 4,525,000 8,818,744 3,756,129 23.8
DISH Network Corp., 3.38%, 8/15/2026 2,575,000 2,487,398 98,253 0.6
Granite Construction, Inc., 2.75%, 11/1/2024 3,800,000 4,106,645 1,140,506 7.2
Guess?, Inc., 2.00%, 4/15/2024 4,365,000 4,872,228 863,983 5.5
Infinera Corp., 2.13%, 9/1/2024 3,325,000 4,146,115 1,210,137 7.7
KBR, Inc., 2.50%, 11/1/2023 1,200,000 1,646,839 334,832 2.1
Lannett Co., Inc., 4.50%, 10/1/2026 4,400,000 2,857,774 (322,326) (2.0)
Liberty Media Corp., 2.75%, 12/1/2049 2,775,000 2,868,984 418,581 2.7
Ligand Pharmaceuticals, Inc., 0.75%, 5/15/2023 1,900,000 1,789,723 242,505 1.5
Lumentum Holdings, Inc., 0.25%, 3/15/2024 6,900,000 11,384,697 2,460,656 15.6
Lumentum Holdings, Inc., 0.50%, 12/15/2026 3,175,000 3,872,336 600,280 3.8
Meritor, Inc., 3.25%, 10/15/2037 1,700,000 1,963,049 163,610 1.0
NuVasive , Inc., 0.38%, 3/15/2025 5,000,000 4,854,939 397,468 2.5
Omeros Corp., 6.25%, 11/15/2023 1,550,000 1,648,804 70,441 0.4
OPKO Health, Inc., 4.50%, 2/15/2025 5,075,000 6,442,699 2,542,561 16.1
Sarepta Therapeutics, Inc., 1.50%, 11/15/2024 1,375,000 3,373,892 1,336,163 8.5

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
SMART Global Holdings, Inc., 2.25%, 2/15/2026 1,250,000 1,428,220 321,680 2.0
Splunk , Inc., 1.13%, 9/15/2025 2,425,000 3,291,525 282,629 1.8
Square, Inc., 0.13%, 3/1/2025 8,300,000 15,623,596 7,391,092 46.9
Tabula Rasa HealthCare, Inc., 1.75%, 2/15/2026 1,250,000 1,196,013 (75,750) (0.5)
Wayfair, Inc., 1.00%, 8/15/2026 4,975,000 8,356,227 3,981,407 25.3
SHARES
Convertible Preferred Stock
United States
Colfax Corp., 5.75%, 1/15/2022 40,000 6,461,600 1,957,600 12.4
NextEra Energy, Inc., 5.28%, 3/1/2023 146,500 7,288,375 930,275 5.9
NextEra Energy, Inc., 4.87%, 9/1/2022 56,425 3,316,097 485,255 3.1
Short Positions
Common Stocks
United States
Akamai Technologies, Inc. (27,332) (2,869,587) 52,212 0.3
Atlas Air Worldwide Holdings, Inc. (73,691) (4,019,107) (334,847) (2.1)
Cleveland-Cliffs, Inc. (532,419) (7,752,021) (4,011,828) (25.5)
Colfax Corp. (153,773) (5,880,280) (1,831,562) (11.6)
Equitable Holdings, Inc. (294,060) (7,524,995) (2,513,528) (16.0)
Granite Construction, Inc. (76,076) (2,031,990) (437,449) (2.8)
Guess?, Inc. (101,586) (2,297,875) (569,510) (3.6)
Infinera Corp. (239,100) (2,505,768) (717,958) (4.6)
JPMorgan Chase & Co. (12,584) (1,599,049) (197,981) (1.3)
KBR, Inc. (34,930) (1,080,385) (211,739) (1.3)
Lannett Co., Inc. (204,316) (1,332,140) 264,912 1.7
Lumentum Holdings, Inc. (118,637) (11,246,788) (2,039,383) (12.9)
NextEra Energy, Inc. (108,543) (8,374,092) (1,669,076) (10.6)
NuVasive , Inc. (22,512) (1,268,101) (64,746) (0.4)
OPKO Health, Inc. (877,071) (3,464,430) (216,434) (1.4)
Sarepta Therapeutics, Inc. (17,043) (2,905,661) (978,271) (6.2)
Sirius XM Holdings, Inc. (148,103) (943,416) (64,758) (0.4)
SMART Global Holdings, Inc. (20,931) (787,634) (199,491) (1.3)
Splunk , Inc. (11,447) (1,944,731) 255,134 1.6
Square, Inc. (58,989) (12,838,366) (4,182,799) (26.6)
Wayfair, Inc. (28,145) (6,355,422) (1,065,522) (6.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (0.10% to 0.11%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
61 months
maturity
ranging from
10/30/2024
- 12/10/2025 $79,354,742 $4,226,588 $1,155,450 $5,382,038
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Greenvision Acquisition Corp. 150,000 1,545,000 60,000 1.1
United States
Amplitude Healthcare Acquisition Corp. 93,750 938,438 42,872 0.8
BowX Acquisition Corp. 134,799 1,383,038 53,920 1.0
Capstar Special Purpose Acquisition Corp. 192,000 1,948,800 72,960 1.4
CC Neuberger Principal Holdings II 150,000 1,560,000 75,000 1.4
CHP Merger Corp. 148,700 1,525,662 127,882 2.4
Churchill Capital Corp. IV 500,000 5,005,000 180,000 3.3
CM Life Sciences, Inc. 356,030 3,930,571 391,633 7.3
Crescent Acquisition Corp. 100,000 1,045,000 85,000 1.6
E.Merge Technology Acquisition Corp. 200,000 2,046,000 110,000 2.0
East Resources Acquisition Co. 338,000 3,430,700 138,580 2.6
Equity Distribution Acquisition Corp. 134,799 1,380,342 47,180 0.9
Fast Acquisition Corp. 512,000 5,242,880 276,480 5.1
FirstMark Horizon Acquisition Corp. 100,000 1,060,000 31,000 0.6
Fusion Acquisition Corp. 310,000 3,503,000 465,000 8.6
Gores Holdings V, Inc. 125,000 1,300,000 62,500 1.2
GX Acquisition Corp. 100,000 1,100,000 157,000 2.9
Holicity , Inc. 175,000 1,769,250 45,500 0.8
IG Acquisition Corp. 165,000 1,671,450 47,850 0.9
Landcadia Holdings III, Inc. 500,000 5,240,000 285,000 5.3
Lionheart Acquisition Corp. II 398,080 4,012,646 147,289 2.7
Merida Merger Corp. I 100,000 1,020,000 75,000 1.4
NavSight Holdings, Inc. 369,600 3,699,696 96,096 1.8
NewHold Investment Corp. 175,000 1,751,750 52,500 1.0
Osprey Technology Acquisition Corp. 150,000 1,570,500 204,000 3.8
Property Solutions Acquisition Corp. 301,500 3,015,000 81,405 1.5
Roman DBDR Tech Acquisition Corp. 171,000 1,728,810 1,710 0.0
Software Acquisition Group, Inc. II 375,000 3,731,250 75,000 1.4
Spartacus Acquisition Corp. 400,000 4,024,000 68,000 1.3
Tailwind Acquisition Corp. 426,560 4,431,958 315,654 5.9
Tuscan Holdings Corp. II 150,000 1,651,500 211,500 3.9
TWC Tech Holdings II Corp. 198,718 2,092,501 143,077 2.7

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2020
Collateral pledged to, or (received from), each counterparty at December 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Investment Companies $ 34,198 $ – $ 34,198
BARC
Cash – 4,398,176 4,398,176
CITG
Cash – 2,642,197 2,642,197
CITI
Investment Companies 296,667 – 296,667
DTBK
Cash 16,269,559 – 16,269,559
GSIN
Cash (23,517,127) – (23,517,127)
U.S. Treasury Bills 80,503,621 – 80,503,621
JPMC
Investment Companies 1,116,200 – 1,116,200
JPMS
Cash – 157,204 157,204

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.

AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
December 31, 2020
(a) For the period ended December 31, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of December 31, 2020.
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within the annual/semi-annual reports for the AQR Funds as well as on Form N-CSR and Form N-PORT (Part F) which is filed with the Securities and Exchange Commission.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 97.6%
ALTERNATIVE FUNDS - 65.2%
AQR Diversified Arbitrage Fund,
Class R6 (a) 271,644 3,107,603
AQR Equity Market Neutral Fund,
Class R6 (a) 491,709 3,107,603
AQR Global Macro Fund, Class
R6 (a) 237,954 2,286,738
AQR Managed Futures Strategy
HV Fund, Class R6 (a) 329,639 2,284,396
AQR Style Premia Alternative
Fund, Class R6 (a) 422,570 2,696,000
TOTAL ALTERNATIVE FUNDS
(Cost $13,857,146) 13,482,340
ASSET ALLOCATION FUNDS - 32.4%
AQR Multi-Asset Fund, Class R6
(a)
(Cost $6,199,435) 682,505 6,688,549
TOTAL INVESTMENT COMPANIES
(Cost $20,056,581) 20,170,889
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 1.9%
INVESTMENT COMPANIES - 1.9%
Limited Purpose Cash Investment
Fund, 0.03% (b)
(Cost $395,035) 395,060 394,902
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.5%
(Cost $20,451,616) 20,565,791
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.5% 104,272
NET ASSETS - 100.0% 20,670,063
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 3,107,603 15.0%
Event Driven 3,107,603 15.0
Global Flex Allocation 6,688,549 32.4
Global Macro 2,286,738 11.1
Managed Futures 2,284,396 11.1
Multialternative 2,696,000 13.0
Short-Term Investments 394,902 1.9
Total Investments In Securities
At Value 20,565,791 99.5
Other Assets in Excess of
Liabilities 104,272 0.5
Net Assets
$ 20,670,063 100.0%
Affiliate
Value
At
6/8/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2020
Shares
Held At
12/31/2020
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 97.6%
ALTERNATIVE FUNDS - 65.2%
AQR Diversified
Arbitrage Fund $ – $ 3,042,245 $ (436,791) $ 23,668 $ 478,481 $ 3,107,603 271,644 $ 56,570 $ –
AQR Equity Market
Neutral Fund – 3,913,950 (147,945) (21,250) (637,152) 3,107,603 491,709 – 422,780
AQR Global Macro
Fund – 2,741,663 (531,246) 1,067 75,254 2,286,738 237,954 – 21,539
AQR Managed
Futures Strategy HV
Fund – 2,917,888 (430,872) (19,056) (183,564) 2,284,396 329,639 200,746 –
AQR Style Premia
Alternative Fund – 2,945,099 (132,032) (9,243) (107,824) 2,696,000 422,570 – –
(24,814) (374,805) 13,482,340 257,316 444,319
ASSET ALLOCATION FUNDS - 32.4%
AQR Multi-Asset
Fund – 6,812,363 (620,469) 7,542 489,113 6,688,549 682,505 81,603 –
TOTAL $(17,272) $114,308 $20,170,889 $338,919 $444,319
All securities are Level 1 with respect to ASC 820 (See Note 5).

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 93.2%
COMMON STOCKS - 6.3%
Belgium - 0.4%
Ageas SA/NV (a) 1,686 89,539
Proximus SADP (a) 3,401 67,181
Solvay SA (a) 31 3,656
UCB SA (a) 684 70,655
231,031
—
Italy - 4.4%
A2A SpA (a) 67,539 108,256
Assicurazioni Generali SpA (a) 12,114 212,097
Atlantia SpA *(a) 256 4,623
Azimut Holding SpA (a) 2,195 47,706
Banca Generali SpA 4,701 157,229
Banco BPM SpA 109,158 242,194
Buzzi Unicem SpA (a) 11,892 283,894
Hera SpA (a) 52,671 191,667
Italgas SpA (a) 25,750 164,028
Poste Italiane SpA (a)(b) 14,848 151,877
Prysmian SpA (a) 5,078 180,739
Telecom Italia SpA (a) 276,113 128,158
UniCredit SpA * 17,991 168,565
Unipol Gruppo SpA *(a) 49,692 238,790
2,279,823
—
Spain - 1.3%
Acerinox SA (a) 1,665 18,440
Enagas SA (a) 10,009 220,195
Endesa SA (a) 12,986 356,192
Red Electrica Corp. SA (a) 6,011 123,412
718,239
—
United Kingdom - 0.2%
CNH Industrial NV * 9,612 120,827
United States - 0.0% (c)
Tenaris SA 868 7,034
TOTAL COMMON STOCKS
(Cost $2,771,859) 3,356,954
SHORT-TERM INVESTMENTS - 86.9%
INVESTMENT COMPANIES - 42.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(d)(e) 1,941,740 1,941,740
Limited Purpose Cash Investment
Fund, 0.03% (1)(d) 20,902,970 20,894,609
TOTAL INVESTMENT COMPANIES
(Cost $22,837,203) 22,836,349
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 44.1%
U.S. Treasury Bills
0.12%, 4/15/2021 (f)(g) $ 10,097,000 10,094,663
0.12%, 4/22/2021 (f)(g) 10,579,000 10,576,462
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 44.1% (continued)
0.11%, 4/29/2021 (f)(g) $ 2,801,000 2,800,239
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $23,468,885) 23,471,364
TOTAL SHORT-TERM INVESTMENTS
(Cost $46,306,088) 46,307,713
TOTAL LONG POSITIONS
(Cost $49,077,947) 49,664,667
SHARES
SHORT POSITIONS - (5.3)%
COMMON STOCKS - (5.3)%
Belgium - (0.3)%
Anheuser-Busch InBev SA/NV (360) (25,116)
Umicore SA (2,342) (112,568)
(137,684)
—
Italy - (4.3)%
Amplifon SpA * (1,922) (79,890)
Davide Campari-Milano NV (17,198) (197,129)
DiaSorin SpA (53) (11,066)
Enel SpA (2,144) (21,815)
Eni SpA (6,646) (69,382)
Ferrari NV (1,303) (302,220)
FinecoBank Banca Fineco SpA * (16,158) (266,478)
Freni Brembo SpA * (6,997) (92,769)
Infrastrutture Wireless Italiane SpA
(b) (16,005) (194,020)
Leonardo SpA (23,286) (168,315)
Mediobanca Banca di Credito
Finanziario SpA * (32,760) (303,253)
Moncler SpA * (952) (58,530)
Nexi SpA *(b) (6,132) (122,021)
Pirelli & C SpA *(b) (20,687) (112,147)
Recordati Industria Chimica e
Farmaceutica SpA (312) (17,350)
Saipem SpA (66,078) (179,369)
Salvatore Ferragamo SpA * (5,479) (106,390)
Snam SpA (4,179) (23,601)
Terna Rete Elettrica Nazionale SpA (2,128) (16,352)
(2,342,097)
—
Spain - (0.7)%
Cellnex Telecom SA (b) (3,317) (199,196)
Ferrovial SA (4,089) (113,063)
Grifols SA (1,975) (57,663)
(369,922)
—
TOTAL COMMON STOCKS
(Proceeds $(2,743,006)) (2,849,703)
TOTAL SHORT POSITIONS
(Proceeds $(2,743,006)) (2,849,703)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 87.9%
(Cost $46,334,941) 46,814,964
OTHER ASSETS IN EXCESS OF
LIABILITIES - 12.1% (h) 6,480,778
NET ASSETS - 100.0% 53,295,742

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2020
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (197,877) (0.4) %
Consumer Discretionary (672,054) (1.3)
Consumer Staples (222,245) (0.4)
Energy (241,717) (0.4)
Financials 738,264 1.4
Health Care (95,314) (0.2)
Industrials 24,811 0.0( c )
Information Technology (122,021) (0.2)
Materials 193,422 0.4
Utilities 1,101,982 2.1
Short-Term Investments 46,307,713 86.9
Total Investments In Securities
At Value 46,814,964 87.9
Other Assets in Excess of
Liabilities (h) 6,480,778 12.1
Net Assets
$ 53,295,742 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $2,537,510. In addition,
$612,631 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2020 amounted to $(475,507), which represents approximately (0.89)% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of December 31, 2020.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2020
Forward foreign currency contracts outstanding as of December 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 500 USD 551 CITI 3/17/2021 $ 14
CHF 500 USD 551 JPMC 3/17/2021 14
EUR 5,500 USD 6,689 CITI 3/17/2021 43
EUR 5,500 USD 6,689 JPMC 3/17/2021 43
SEK 500 USD 59 CITI 3/17/2021 1
SEK 500 USD 59 JPMC 3/17/2021 1
USD 22,643 EUR 18,500 CITI 3/17/2021 6
USD 22,643 EUR 18,500 JPMC 3/17/2021 6
Total unrealized appreciation 128
EUR 92,000 USD 112,756 CITI 3/17/2021 (182)
EUR 92,000 USD 112,757 JPMC 3/17/2021 (182)
USD 110 CAD 144 CITI 3/17/2021 (3)
USD 115 CAD 150 JPMC 3/17/2021 (3)
USD 320 DKK 2,000 CITI 3/17/2021 (9)
USD 320 DKK 2,000 JPMC 3/17/2021 (9)
USD 356,400 EUR 299,500 CITI 3/17/2021 (10,077)
USD 356,399 EUR 299,500 JPMC 3/17/2021 (10,079)
USD 25,801 HKD 200,000 CITI 3/17/2021 (2)
USD 25,801 HKD 200,000 JPMC 3/17/2021 (2)
USD 167 NOK 1,500 CITI 3/17/2021 (8)
USD 167 NOK 1,500 JPMC 3/17/2021 (8)
Total unrealized depreciation (20,564)
Net unrealized depreciation $ (20,436)
Total Return Basket Swaps Outstanding at December 31, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
Federal Funds Floating Rate plus or
minus a specified spread (0.20%), which
is denominated in USD based on the
local currencies of the positions within
the swap.
53 months
maturity
04/22/2025 $177,356 $9,990 $6,324 $16,314

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2020
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
LIBOR plus or minus a
specified spread (-1.90% to
0.23%), which is denominated
in CHF based on the local
currencies of the positions
within the swap.
53-61 months
maturity
ranging from
04/23/2025
- 12/31/2025 $7,606,601 $(18,741) $(5,608) $(24,349)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 4,108 89,511 1,076 (4.4)
Switzerland
Adecco Group AG (Registered) 4,623 307,907 (2,211) 9.1
Belimo Holding AG (Registered) 4 34,750 1,002 (4.1)
BKW AG 742 83,609 1,493 (6.1)
Bucher Industries AG (Registered) 120 55,039 900 (3.7)
Cie Financiere Richemont SA (Registered) 176 15,900 (78) 0.3
Credit Suisse Group AG (Registered) 32,483 419,384 4,202 (17.3)
DKSH Holding AG 864 64,732 1,238 (5.1)
dormakaba Holding AG 287 162,963 4,211 (17.3)
Galenica AG 2,051 136,208 610 (2.5)
Helvetia Holding AG (Registered) 711 75,099 1,562 (6.4)
Kuehne + Nagel International AG (Registered) 346 78,514 (456) 1.9
LafargeHolcim Ltd. (Registered) 7,803 428,290 5,358 (22.0)
Logitech International SA (Registered) 85 8,253 159 (0.7)
Lonza Group AG (Registered) 99 63,773 987 (4.1)
Nestle SA (Registered) 164 19,387 299 (1.2)
Novartis AG (Registered) 2,268 213,550 4,784 (19.6)
OC Oerlikon Corp. AG (Registered) 11,689 121,283 4,521 (18.6)
Roche Holding AG 919 320,086 (330) 1.4
SGS SA (Registered) 17 51,244 661 (2.7)
Sonova Holding AG (Registered) 1,007 261,914 4,452 (18.3)
Sulzer AG (Registered) 427 45,158 (884) 3.6
Swatch Group AG (The) 415 112,815 771 (3.2)
Swiss Life Holding AG (Registered) 349 162,798 1,514 (6.2)
Tecan Group AG (Registered) 254 124,583 9,407 (38.6)
UBS Group AG (Registered) 9,189 129,380 (388) 1.6
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (3,250) (91,160) (2,419) 9.9
Alcon, Inc. (2,872) (190,690) (5,329) 21.9
Bachem Holding AG (Registered) (144) (64,399) (4,502) 18.5
Baloise Holding AG (Registered) (326) (57,921) 229 (0.9)
Barry Callebaut AG (Registered) (105) (250,229) (5,413) 22.2

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG (20) (194,945) (3,478) 14.3
Clariant AG (Registered) (2,658) (56,392) (792) 3.3
Dufry AG (Registered) (3,962) (249,586) (6,825) 28.0
EMS- Chemie Holding AG (Registered) (172) (165,458) (3,105) 12.8
Flughafen Zurich AG (Registered) (957) (168,854) 807 (3.3)
Geberit AG (Registered) (29) (18,153) (241) 1.0
Givaudan SA (Registered) (24) (101,540) (1,802) 7.4
Idorsia Ltd. (8,895) (256,685) (3,088) 12.7
Julius Baer Group Ltd. (1,215) (69,998) (212) 0.9
Partners Group Holding AG (131) (153,930) (3,063) 12.6
Schindler Holding AG (356) (96,276) 84 (0.3)
Sika AG (Registered) (1,754) (478,129) (8,935) 36.7
Straumann Holding AG (Registered) (160) (187,427) (1,973) 8.1
Swiss Re AG (1,567) (147,632) 151 (0.6)
Swisscom AG (Registered) (354) (190,642) (2,492) 10.2
Temenos AG (Registered) (2,180) (303,739) (1,028) 4.2
VAT Group AG (222) (55,568) (1,420) 5.8
Vifor Pharma AG (1,165) (183,106) (6,761) 27.8
Zurich Insurance Group AG (660) (278,138) (2,109) 8.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
CIBOR plus or minus a
specified spread (-0.35% to
0.23%), which is denominated
in DKK based on the local
currencies of the positions
within the swap.
53-57 months
maturity
ranging from
04/24/2025
- 09/02/2025 $3,533,765 $(47,083) $(2,802) $(49,885)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 66 146,867 (178) 0.4
Carlsberg A/S 2,870 460,097 4,453 (8.9)
Coloplast A/S 905 138,401 871 (1.7)
Genmab A/S 382 154,899 1,931 (3.9)
GN Store Nord A/S 309 24,632 (158) 0.3
H Lundbeck A/S 3,100 106,126 (1,398) 2.8
Novo Nordisk A/S 912 63,620 (1,860) 3.7
Pandora A/S 4,459 499,042 40,005 (80.2)
ROCKWOOL International A/S 236 88,324 5,893 (11.8)
Royal Unibrew A/S 426 49,330 1,851 (3.7)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (7,130) (306,301) (51,523) 103.3
Chr Hansen Holding A/S (3,075) (317,714) (12,080) 24.2
Demant A/S (788) (31,146) (945) 1.9
DSV Panalpina A/S (908) (152,600) (3,153) 6.3
ISS A/S (13,899) (239,085) 6,388 (12.8)
Novozymes A/S (2,769) (157,722) (2,020) 4.0
Orsted A/S (757) (154,886) (16,361) 32.8
SimCorp A/S (1,267) (188,373) (10,763) 21.6
Tryg A/S (6,315) (198,614) (3,690) 7.4
Vestas Wind Systems A/S (237) (55,986) (4,346) 8.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR plus or minus a
specified spread (-1.30% to
0.23%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
53-61 months
maturity
ranging from
04/23/2025
- 12/31/2025 $8,883,345 $(46,796) $5,448 $(41,348)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 1,960 104,090 (563) 1.4
Etablissements Franz Colruyt NV 1,253 74,194 (352) 0.9
Proximus SADP 3,758 74,233 (4,048) 9.8
Solvay SA 1,091 128,667 (2,537) 6.1
Telenet Group Holding NV 1,884 80,581 1,786 (4.3)
Finland
Huhtamaki OYJ 1,614 83,702 462 (1.1)
Kone OYJ 1,326 108,043 542 (1.3)
Nokia OYJ 71,811 277,357 (10,902) 26.4
Orion OYJ 1,845 84,750 (177) 0.4
Stora Enso OYJ 5,262 100,755 885 (2.1)
UPM- Kymmene OYJ 2,961 110,421 1,284 (3.1)
Valmet OYJ 6,432 184,923 8,742 (21.1)
Luxembourg
APERAM SA 2,549 106,078 (4,327) 10.5
Netherlands
ASM International NV 1,246 271,904 14,462 (35.0)
ASR Nederland NV 4,157 166,326 3,037 (7.3)
Koninklijke Ahold Delhaize NV 19,148 540,191 (4,732) 11.4

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands (continued)
Koninklijke Philips NV 1,834 98,793 132 (0.3)
Randstad NV 5,721 370,336 (12,154) 29.4
Signify NV 9,017 378,590 (944) 2.3
Spain
Acerinox SA 8,038 89,020 (1,148) 2.8
Banco de Sabadell SA 146,453 63,379 (1,317) 3.2
Enagas SA 3,401 74,821 (5,293) 12.8
Industria de Diseno Textil SA 4,093 129,911 (22) 0.1
Mapfre SA 41,993 82,067 (7,770) 18.8
Repsol SA 17,097 172,237 (850) 2.1
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (1,347) (93,976) 2,667 (6.4)
Elia Group SA/NV (1,211) (144,545) (2,809) 6.8
Galapagos NV (826) (81,753) (1,252) 3.0
China
Prosus NV (1,048) (113,162) 3,938 (9.5)
Finland
Elisa OYJ (1,694) (92,864) (815) 2.0
Fortum OYJ (8,761) (211,667) (3,616) 8.7
Neste OYJ (4,758) (345,449) (9,544) 23.1
Sampo OYJ (7,638) (326,552) (1,858) 4.5
Germany
Just Eat Takeaway.com NV (1,521) (171,497) (10,279) 24.9
Luxembourg
ArcelorMittal SA (4,549) (104,035) 2,972 (7.2)
Netherlands
Argenx SE (448) (132,017) 426 (1.0)
Heineken NV (4,452) (496,126) (8,582) 20.8
IMCD NV (511) (65,040) (716) 1.7
Koninklijke DSM NV (1,895) (325,885) (7,314) 17.7
Koninklijke Vopak NV (2,336) (122,684) 757 (1.8)
NN Group NV (2,111) (91,259) (1,990) 4.8
OCI NV (6,500) (125,054) 966 (2.3)
SBM Offshore NV (11,606) (219,259) 2,591 (6.3)
Wolters Kluwer NV (1,313) (110,774) 24 (0.1)
Spain
Aena SME SA (537) (93,357) (1,537) 3.7
Amadeus IT Group SA (4,173) (308,039) (604) 1.5
Bankinter SA (21,255) (115,292) 3,740 (9.0)
Cellnex Telecom SA (3,552) (213,308) 3,358 (8.1)
Ferrovial SA (3,095) (85,578) 3,484 (8.4)
Telefonica SA (46,956) (186,774) 5,958 (14.4)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2020
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
NIBOR plus or minus a
specified spread (-0.70% to
0.23%), which is denominated
in NOK based on the local
currencies of the positions
within the swap.
53-61 months
maturity
ranging from
04/24/2025
- 01/02/2026 $2,023,656 $(20,469) $667 $(19,802)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 10,890 451,778 2,900 (14.6)
Norway
Leroy Seafood Group ASA 17,018 120,070 5,433 (27.4)
Norsk Hydro ASA 32,094 149,368 (1,328) 6.7
Orkla ASA 19,646 199,455 5,153 (26.0)
Salmar ASA 1,205 70,602 3,771 (19.0)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (2,565) (183,130) (15,176) 76.6
France
Adevinta ASA (632) (10,624) (297) 1.5
Norway
Equinor ASA (12,658) (213,623) 2,052 (10.4)
Gjensidige Forsikring ASA (5,919) (132,108) (3,483) 17.6
Mowi ASA (11,763) (262,033) (11,430) 57.7
Telenor ASA (974) (16,533) (6) 0.0
TOMRA Systems ASA (3,283) (161,509) (8,109) 41.0
United Kingdom
Subsea 7 SA (5,141) (52,823) 51 (0.3)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2020
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
STIBOR plus or minus a
specified spread (-0.35% to
0.23%), which is denominated
in SEK based on the local
currencies of the positions
within the swap.
53-61 months
maturity
ranging from
04/24/2025
- 01/02/2026 $6,231,620 $(7,528) $(20,291) $(27,819)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Alfa Laval AB 1,827 50,455 798 (2.9)
Axfood AB 4,273 99,541 236 (0.8)
Boliden AB 4,136 146,734 3,895 (14.0)
Electrolux AB 7,323 170,384 (1,608) 5.8
Embracer Group AB 2,385 56,757 1,123 (4.0)
Epiroc AB 4,732 86,003 12 (0.0)
Essity AB 893 28,772 74 (0.3)
Evolution Gaming Group AB 630 63,337 2,229 (8.0)
Getinge AB 17,793 416,386 11,786 (42.4)
Hexpol AB 8,949 95,814 (375) 1.3
Husqvarna AB 17,072 221,559 1,898 (6.8)
Sandvik AB 6,176 152,322 129 (0.5)
Securitas AB 11,994 193,506 (2,570) 9.2
Skanska AB 8,290 211,263 3,285 (11.8)
SKF AB 5,307 138,084 (815) 2.9
Svenska Handelsbanken AB 25,325 255,277 2,164 (7.8)
Swedbank AB 736 12,910 (82) 0.3
Swedish Match AB 1,518 118,132 (7) 0.0
Swedish Orphan Biovitrum AB 7,687 154,696 (2,089) 7.5
Telefonaktiebolaget LM Ericsson 13,010 154,760 (3,307) 11.9
Trelleborg AB 9,511 211,258 (774) 2.8
Volvo AB 204 4,829 (11) 0.0
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (5,844) (229,879) 8,695 (31.3)
Finland
Nordea Bank Abp (1,111) (9,105) 297 (1.1)
Sweden
AAK AB (4,998) (101,061) 940 (3.4)
Assa Abloy AB (3,838) (94,845) (177) 0.6
Atlas Copco AB (10,275) (528,098) 7,280 (26.2)
BillerudKorsnas AB (8,042) (141,530) 1,534 (5.5)
Elekta AB (11,182) (149,806) 2,190 (7.9)
EQT AB (13,294) (337,451) (27,880) 100.2

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Hexagon AB (2,880) (264,044) (10,846) 39.0
Holmen AB (200) (9,591) (57) 0.2
Indutrade AB (816) (17,468) (346) 1.2
Lifco AB (188) (17,986) (549) 2.0
Nibe Industrier AB (4,512) (147,966) (4,147) 14.9
Saab AB (1,709) (49,725) 383 (1.4)
Sinch AB (123) (20,003) (2,173) 7.8
Skandinaviska Enskilda Banken AB (15,787) (162,566) (476) 1.7
SSAB AB (42,609) (151,044) 5,654 (20.3)
Svenska Cellulosa AB SCA (24,296) (424,795) (6,017) 21.6
Sweco AB (2,724) (49,993) 1,818 (6.5)
Tele2 AB (1,327) (17,554) (66) 0.2
Telia Co. AB (64,005) (264,331) 424 (1.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
CDOR plus or minus a
specified spread (-2.75% to
0.30%), which is denominated
in CAD based on the local
currencies of the positions
within the swap.
13-14 months
maturity
ranging from
05/25/2021
- 02/25/2022 $7,509,149 $13,359 $(7,479) $5,880
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alamos Gold, Inc. 8,412 73,487 257 4.4
Atco Ltd. 4,309 123,525 338 5.7
Canadian Tire Corp. Ltd. 745 97,935 495 8.4
Capital Power Corp. 2,535 69,663 (2,087) (35.5)
CI Financial Corp. 12,202 151,267 (2,776) (47.2)
Cogeco Communications, Inc. 963 74,035 (1,148) (19.5)
Empire Co. Ltd. 3,782 103,367 (1,128) (19.2)
Finning International, Inc. 6,987 148,369 877 14.9
Hydro One Ltd. 4,746 106,821 (113) (1.9)
iA Financial Corp., Inc. 3,533 153,155 (527) (9.0)
Kinross Gold Corp. 14,851 108,970 (708) (12.0)
Manulife Financial Corp. 8,016 142,637 316 5.4
Quebecor, Inc. 2,761 71,058 (606) (10.3)
Ritchie Bros Auctioneers, Inc. 1,027 71,387 (92) (1.6)
Stantec , Inc. 4,499 145,902 (2,785) (47.4)
TFI International, Inc. 2,285 117,634 (1,042) (17.7)
Tourmaline Oil Corp. 9,865 132,990 1,615 27.5
West Fraser Timber Co. Ltd. 2,286 146,869 877 14.9
Yamana Gold, Inc. 19,478 111,246 449 7.6

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Kyrgyzstan
Centerra Gold, Inc. 9,051 104,809 (999) (17.0)
United States
BRP, Inc. 1,325 87,532 518 8.8
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (3,725) (155,567) 830 14.1
Canada
Air Canada (5,931) (106,095) 981 16.7
Algonquin Power & Utilities Corp. (5,061) (83,296) 1,350 23.0
AltaGas Ltd. (7,190) (105,740) 57 1.0
Ballard Power Systems, Inc. (2,737) (64,033) (3,022) (51.4)
BCE, Inc. (2,447) (104,635) 499 8.5
BlackBerry Ltd. (10,186) (67,539) 1,997 34.0
Brookfield Asset Management, Inc. (5,865) (242,451) 1,196 20.3
CAE, Inc. (5,539) (153,477) (647) (11.0)
Cameco Corp. (10,987) (147,167) 2,153 36.6
Canada Goose Holdings, Inc. (3,056) (90,847) 698 11.9
Canadian National Railway Co. (839) (92,238) 716 12.2
Canadian Pacific Railway Ltd. (277) (96,083) 723 12.3
Canopy Growth Corp. (3,496) (86,020) (541) (9.2)
Dollarama, Inc. (2,215) (90,277) 2,069 35.2
Element Fleet Management Corp. (17,487) (183,813) (696) (11.8)
Emera, Inc. (5,329) (226,490) (81) (1.4)
Franco-Nevada Corp. (1,117) (140,053) 554 9.4
Gildan Activewear , Inc. (3,691) (103,200) 666 11.3
Innergex Renewable Energy, Inc. (4,968) (106,822) (350) (6.0)
Intact Financial Corp. (1,521) (180,097) 199 3.4
Inter Pipeline Ltd. (7,922) (73,874) (1) (0.0)
Metro Inc /CN (1,638) (73,092) 797 13.6
Premium Brands Holdings Corp. (1,319) (104,378) 1,543 26.2
Restaurant Brands International, Inc. (4,367) (267,015) 216 3.7
Rogers Communications, Inc. (2,562) (119,274) 1,528 26.0
Royal Bank of Canada (1,298) (106,652) 621 10.6
Saputo, Inc. (6,275) (175,645) 837 14.2
TMX Group Ltd. (950) (94,888) 1,585 27.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
SIBOR plus or minus a
specified spread (-1.20% to
0.35%), which is denominated
in SGD based on the local
currencies of the positions
within the swap.
24 months
maturity
ranging from
04/18/2022
- 12/30/2022 $1,453,510 $5,124 $15,326 $20,450
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 15,660 55,136 508 2.5
Yangzijiang Shipbuilding Holdings Ltd. 356,416 257,654 2,807 13.7
Singapore
ComfortDelGro Corp. Ltd. 175,126 221,901 610 3.0
Genting Singapore Ltd. 25,819 16,628 120 0.6
Jardine Cycle & Carriage Ltd. 10,056 148,979 909 4.4
Short Positions
Common Stocks
Singapore
CapitaLand Ltd. (19,749) (49,003) (435) (2.1)
City Developments Ltd. (5,338) (32,178) 296 1.4
DBS Group Holdings Ltd. (3,026) (57,345) 61 0.3
Keppel Corp. Ltd. (40,100) (163,303) 547 2.7
SATS Ltd. (2,600) (7,845) (15) (0.1)
Singapore Airlines Ltd. (80,707) (261,872) (1,720) (8.4)
Singapore Technologies Engineering Ltd. (35,647) (103,165) 679 3.3
Singapore Telecommunications Ltd. (44,957) (78,501) 757 3.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
RBACR plus or minus a
specified spread (-0.88% to
0.45%), which is denominated
in AUD based on the local
currencies of the positions
within the swap.
24-97 months
maturity
10/14/2022 $5,417,415 $23,534 $(1,935) $21,599
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 19,470 179,715 (16,293) (75.4)
Ampol Ltd. 1,309 28,705 (1,170) (5.4)
Ansell Ltd. 2,056 54,961 (990) (4.6)
Aurizon Holdings Ltd. 66,674 200,317 (8,750) (40.5)
Australia & New Zealand Banking Group Ltd. 3,791 66,525 (2,031) (9.4)
BlueScope Steel Ltd. 8,171 110,348 (338) (1.6)
carsales.com Ltd. 8,016 123,815 (1,428) (6.6)
CIMIC Group Ltd. 5,091 95,762 (6,990) (32.4)
Coles Group Ltd. 5,854 81,789 (476) (2.2)
Fortescue Metals Group Ltd. 15,967 288,402 12,342 57.1

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Harvey Norman Holdings Ltd. 60,042 216,979 (149) (0.7)
Iluka Resources Ltd. 7,980 40,071 2,254 10.4
Incitec Pivot Ltd. 36,615 64,405 (787) (3.6)
JB Hi-Fi Ltd. 9,533 357,917 9,624 44.6
Newcrest Mining Ltd. 2,463 49,156 (432) (2.0)
South32 Ltd. 25,643 49,008 (2,463) (11.4)
Suncorp Group Ltd. 7,456 56,110 (1,598) (7.4)
Telstra Corp. Ltd. 21,422 49,198 (1,163) (5.4)
Wesfarmers Ltd. 1,095 42,559 (1,012) (4.7)
Westpac Banking Corp. 3,209 47,754 (1,103) (5.1)
Woolworths Group Ltd. 4,107 124,485 (454) (2.1)
Worley Ltd. 23,471 207,310 (9,731) (45.1)
Short Positions
Common Stocks
Australia
Alumina Ltd. (123,948) (175,738) 983 4.6
APA Group (8,406) (62,545) 4,432 20.5
Atlas Arteria Ltd. (7,196) (36,185) (786) (3.6)
AusNet Services (100,167) (135,755) 5,099 23.6
Cochlear Ltd. (905) (132,053) 6,364 29.5
Commonwealth Bank of Australia (753) (47,862) 835 3.9
CSL Ltd. (586) (128,037) 2,141 9.9
Domino's Pizza Enterprises Ltd. (809) (54,161) 259 1.2
Insurance Australia Group Ltd. (21,473) (77,927) 5,612 26.0
Lendlease Corp. Ltd. (12,425) (125,627) 3,848 17.8
Macquarie Group Ltd. (1,607) (171,530) 3,829 17.7
Magellan Financial Group Ltd. (2,032) (84,162) 3,910 18.1
Medibank Pvt Ltd. (25,342) (58,696) (2,588) (12.0)
National Australia Bank Ltd. (5,417) (94,439) 5,110 23.7
Northern Star Resources Ltd. (12,455) (121,735) (1,140) (5.3)
Oil Search Ltd. (52,787) (151,284) (1,602) (7.4)
Orica Ltd. (6,845) (80,058) 1,577 7.3
Qube Holdings Ltd. (17,933) (40,602) (83) (0.4)
REA Group Ltd. (363) (41,581) 38 0.2
SEEK Ltd. (4,521) (99,122) 49 0.2
Seven Group Holdings Ltd. (8,295) (149,795) 1,273 5.9
Spark Infrastructure Group (70,864) (115,214) 2,788 12.9
Sydney Airport (13,109) (64,887) 1,700 7.9
Transurban Group (15,152) (159,669) 6,867 31.8
Washington H Soul Pattinson & Co. Ltd. (2,891) (67,250) 1,003 4.6
WiseTech Global Ltd. (2,745) (65,235) 1,713 7.9
Woodside Petroleum Ltd. (3,909) (68,586) 1,202 5.6
United States
James Hardie Industries plc (3,233) (95,817) 1,466 6.8

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2020
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EONIA plus or minus a
specified spread (-4.00% to
0.35%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
10-85 months
maturity
10/13/2021 $19,798,921 $(138,802) $(8,570) $(147,372)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Atos SE 3,684 336,407 (5,682) 3.9
Carrefour SA 22,220 380,505 9,790 (6.6)
Cie de Saint-Gobain 7,601 349,588 (11,969) 8.1
Cie Generale des Etablissements Michelin SCA 2,921 376,099 (10,836) 7.4
CNP Assurances 11,846 192,462 (2,043) 1.4
Electricite de France SA 12,331 195,130 4,230 (2.9)
Eutelsat Communications SA 16,219 183,477 (1,733) 1.2
Legrand SA 3,304 295,565 4,852 (3.3)
Publicis Groupe SA 5,023 249,650 (7,193) 4.9
Rexel SA 15,144 239,023 4,222 (2.9)
Rubis SCA 4,473 206,779 2,594 (1.8)
Sanofi 2,544 246,572 4,133 (2.8)
Germany
Aurubis AG 2,369 184,873 1,605 (1.1)
Bayer AG (Registered) 4,400 259,209 (4,607) 3.1
Bayerische Motoren Werke AG 2,398 211,639 (4,529) 3.1
Brenntag AG 2,304 179,163 (2,745) 1.9
Continental AG 2,136 317,912 10,370 (7.0)
Deutsche Post AG (Registered) 6,482 321,091 (6,622) 4.5
Fresenius Medical Care AG & Co. KGaA 3,724 310,535 (3,764) 2.6
HOCHTIEF AG 2,979 289,891 5,237 (3.6)
HUGO BOSS AG 8,712 289,490 (10,156) 6.9
LANXESS AG 3,456 262,831 (4,633) 3.1
Scout24 AG 3,858 315,252 (5,705) 3.9
Software AG 4,797 195,381 (3,900) 2.6
Uniper SE 6,076 210,532 (1,954) 1.3
Volkswagen AG (Preference) 1,167 218,094 (1,782) 1.2
United Kingdom
Dialog Semiconductor plc 3,551 193,505 14,221 (9.6)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
France
Aeroports de Paris (1,717) (222,140) 2,965 (2.0)
Alstom SA (4,674) (266,227) (1,325) 0.9
AXA SA (11,096) (266,108) 6,767 (4.6)
Dassault Systemes SE (1,770) (358,991) (12,260) 8.3
L'Oreal SA (523) (199,552) (4,665) 3.2
LVMH Moet Hennessy Louis Vuitton SE (904) (565,905) (10,508) 7.1
Orpea SA (1,928) (252,823) 1,536 (1.0)
Pernod Ricard SA (1,542) (296,136) 2,475 (1.7)
Remy Cointreau SA (1,659) (309,662) (8,521) 5.8
Renault SA (4,838) (211,769) 4,474 (3.0)
TOTAL SE (8,894) (383,885) 11,366 (7.7)
Valeo SA (4,631) (182,666) 2,349 (1.6)
Germany
adidas AG (884) (321,604) (2,659) 1.8
Beiersdorf AG (2,895) (332,808) (1,233) 0.8
CTS Eventim AG & Co. KGaA (3,670) (245,308) (9,496) 6.4
Delivery Hero SE (1,393) (217,850) (13,857) 9.4
Deutsche Lufthansa AG (Registered) (26,268) (347,573) (31,164) 21.1
E.ON SE (27,916) (309,121) 793 (0.5)
Evotec SE (10,222) (377,722) (24,893) 16.9
MTU Aero Engines AG (709) (184,814) (7,436) 5.0
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) (943) (280,190) 7,868 (5.3)
Rational AG (285) (265,132) (12,996) 8.8
Symrise AG (1,428) (189,843) (4,384) 3.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
SONIA plus or minus a
specified spread (-0.35% to
0.35%), which is denominated
in GBP based on the local
currencies of the positions
within the swap.
10-85 months
maturity
10/13/2021 $17,231,015 $(31,866) $2,208 $(29,658)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 2,494 187,731 (3,428) 11.6
Russia
Evraz plc 37,678 240,797 (1,497) 5.0

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Africa
Anglo American plc 4,942 163,196 (4,337) 14.6
United Kingdom
ASOS plc 2,667 173,806 2,284 (7.7)
Associated British Foods plc 12,493 385,717 (6,172) 20.8
Aviva plc 123,679 550,128 (11,073) 37.3
BAE Systems plc 33,524 223,564 (3,072) 10.4
Barclays plc 122,796 246,340 1,834 (6.2)
Berkeley Group Holdings plc 2,582 167,023 9,162 (30.9)
BT Group plc 109,905 198,099 (10,064) 33.9
ConvaTec Group plc 54,248 147,775 (6,211) 20.9
Direct Line Insurance Group plc 31,776 138,979 3,975 (13.4)
GlaxoSmithKline plc 9,781 178,972 (3,899) 13.1
IMI plc 10,576 168,533 (5,764) 19.4
Indivior plc 200,585 298,438 24,143 (81.4)
JD Sports Fashion plc 25,575 300,461 5,783 (19.5)
Kingfisher plc 103,443 382,237 (7,828) 26.4
M&G plc 124,931 337,210 (6,195) 20.9
Man Group plc 77,491 146,319 3,574 (12.0)
Marks & Spencer Group plc 188,848 350,291 (9,115) 30.7
Mondi plc 6,938 162,570 (7,377) 24.9
Royal Mail plc 75,753 349,145 (8,047) 27.1
Sage Group plc (The) 44,013 349,473 (4,881) 16.5
Tate & Lyle plc 26,169 241,126 2,899 (9.8)
Travis Perkins plc 9,399 173,042 (174) 0.6
Vodafone Group plc 110,345 181,240 (6,639) 22.4
Short Positions
Common Stocks
United Kingdom
Beazley plc (35,045) (174,734) (1,383) 4.7
Burberry Group plc (16,189) (395,337) 9,174 (30.9)
Croda International plc (3,934) (353,784) (13,042) 44.0
Diageo plc (4,372) (172,995) 5,958 (20.1)
Halma plc (4,701) (157,438) (450) 1.5
Hargreaves Lansdown plc (10,819) (225,274) (1,807) 6.1
Hiscox Ltd. (18,652) (253,998) 2,485 (8.4)
HSBC Holdings plc (36,505) (188,557) 8,413 (28.4)
Informa plc (30,099) (225,061) (175) 0.6
InterContinental Hotels Group plc (4,040) (261,853) (4,402) 14.8
Intermediate Capital Group plc (7,296) (171,675) (2,864) 9.7
Intertek Group plc (1,802) (139,187) 5,222 (17.6)
Lloyds Banking Group plc (276,401) (137,802) (882) 3.0
Natwest Group plc (77,948) (178,188) (4,667) 15.7
Ocado Group plc (8,805) (275,333) (7,537) 25.4
Prudential plc (16,390) (301,379) (1,986) 6.7
Rolls-Royce Holdings plc (138,328) (209,349) 3,369 (11.4)
Severn Trent plc (9,514) (297,008) 7,945 (26.8)
Spirax-Sarco Engineering plc (1,771) (273,378) 2,656 (9.0)
St James's Place plc (20,322) (314,464) 2,880 (9.7)
Tesco plc (83,453) (263,358) (527) 1.8
Unilever plc (3,759) (225,441) (2,763) 9.3
Whitbread plc (4,635) (196,323) 3,929 (13.2)
Wm Morrison Supermarkets plc (64,050) (154,982) 325 (1.1)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2020
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
HONIX plus or minus a
specified spread (-0.35% to
0.45%), which is denominated
in HKD based on the local
currencies of the positions
within the swap.
27-98 months
maturity
10/17/2022 $3,242,958 $18,576 $11,355 $29,931
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 12,500 37,890 (1,130) (3.8)
Hong Kong
ASM Pacific Technology Ltd. 3,000 39,620 923 3.1
CK Asset Holdings Ltd. 26,500 135,598 (4,722) (15.8)
CLP Holdings Ltd. 16,500 152,570 2,520 8.4
Henderson Land Development Co. Ltd. 26,050 101,195 (956) (3.2)
HKT Trust & HKT Ltd. 37,000 47,986 (589) (2.0)
Hysan Development Co. Ltd. 20,000 73,256 (527) (1.8)
Kerry Properties Ltd. 50,000 126,464 (2,259) (7.5)
Man Wah Holdings Ltd. 72,000 156,182 16,127 53.9
Melco International Development Ltd. 2,000 3,895 – (0.0)
New World Development Co. Ltd. 7,250 33,730 (872) (2.9)
NWS Holdings Ltd. 37,000 34,380 827 2.8
Sino Land Co. Ltd. 8,000 10,411 (507) (1.7)
Sun Hung Kai Properties Ltd. 2,000 25,578 (1,200) (4.0)
WH Group Ltd. 281,000 235,633 (1,020) (3.4)
Xinyi Glass Holdings Ltd. 14,000 39,159 3,763 12.6
United Kingdom
CK Hutchison Holdings Ltd. 38,000 265,310 105 0.4
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (61,400) (202,825) 2,699 9.0
Hong Kong
AIA Group Ltd. (12,200) (148,671) (4,851) (16.2)
Hang Lung Properties Ltd. (45,000) (118,587) (2,494) (8.3)
Hang Seng Bank Ltd. (7,300) (125,984) 2,738 9.1
Hong Kong & China Gas Co. Ltd. (168,400) (251,945) (1,705) (5.7)
MTR Corp. Ltd. (50,949) (284,939) 3,899 13.0
Swire Properties Ltd. (40,400) (117,460) 2,398 8.0
Vitasoy International Holdings Ltd. (14,000) (54,532) 3,255 10.9
Wharf Real Estate Investment Co. Ltd. (38,000) (197,490) (3,874) (12.9)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Macau
Galaxy Entertainment Group Ltd. (3,000) (23,354) (445) (1.5)
Sands China Ltd. (11,200) (48,915) 1,144 3.8
SJM Holdings Ltd. (9,000) (10,091) 451 1.5
Wynn Macau Ltd. (82,800) (139,308) 4,878 16.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the Bank
of Japan Estimate Unsecured
Overnight Call Rate plus or
minus a specified spread
(-2.50% to 0.45%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
22-98 months
maturity
10/17/2022 $45,155,863 $(191,536) $(36,831) $(228,367)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Brother Industries Ltd. 15,500 319,974 7,675 (3.4)
Dai Nippon Printing Co. Ltd. 14,300 257,223 (6,867) 3.0
Fujitsu Ltd. 2,200 317,978 13,674 (6.0)
GungHo Online Entertainment, Inc. 10,590 237,101 (46,012) 20.1
Honda Motor Co. Ltd. 10,400 293,450 (10,718) 4.7
Japan Post Insurance Co. Ltd. 13,300 272,705 4,662 (2.0)
Kamigumi Co. Ltd. 14,900 272,199 5,114 (2.2)
K's Holdings Corp. 20,200 281,462 12,252 (5.4)
Mebuki Financial Group, Inc. 134,200 264,420 507 (0.2)
Medipal Holdings Corp. 12,800 240,708 (7,052) 3.1
Nihon Unisys Ltd. 6,400 250,854 10,026 (4.4)
Nintendo Co. Ltd. 500 320,971 (6,389) 2.8
Nippon Express Co. Ltd. 3,800 255,614 (2,761) 1.2
Nomura Holdings, Inc. 51,300 271,227 4,386 (1.9)
Obayashi Corp. 43,600 376,467 (2,749) 1.2
Panasonic Corp. 20,700 241,305 4,429 (1.9)
Pola Orbis Holdings, Inc. 14,900 302,568 232 (0.1)
Ricoh Co. Ltd. 40,000 263,035 (10,432) 4.6
Seven & i Holdings Co. Ltd. 7,200 254,956 9,375 (4.1)
Shimamura Co. Ltd. 3,300 346,747 9,599 (4.2)
Shimizu Corp. 35,500 258,415 (9,741) 4.3
Shinsei Bank Ltd. 24,300 300,199 13,516 (5.9)
Sony Corp. 3,100 312,381 11,388 (5.0)
Subaru Corp. 14,800 296,132 (9,738) 4.3
Taiheiyo Cement Corp. 12,400 310,609 (15,903) 7.0
Taisei Corp. 7,775 268,226 (995) 0.4
Teijin Ltd. 14,400 270,981 1,787 (0.8)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Tosoh Corp. 17,500 273,423 (8,101) 3.5
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (10,000) (328,064) (32,650) 14.3
Asahi Group Holdings Ltd. (6,400) (263,566) (432) 0.2
Asahi Intecc Co. Ltd. (11,100) (405,431) (23,730) 10.4
Chiba Bank Ltd. (The) (44,500) (245,563) (314) 0.1
Denso Corp. (4,200) (249,987) (9,658) 4.2
Idemitsu Kosan Co. Ltd. (12,500) (275,211) (2,345) 1.0
Ito En Ltd. (3,900) (246,956) 4,611 (2.0)
Japan Airport Terminal Co. Ltd. (5,700) (345,915) 31,572 (13.8)
Keio Corp. (4,500) (349,133) (16,085) 7.0
Kikkoman Corp. (6,800) (473,259) (38,449) 16.8
Kintetsu Group Holdings Co. Ltd. (7,000) (306,777) (2,340) 1.0
Mitsubishi Motors Corp. (139,800) (294,133) (9,809) 4.3
Nippon Paint Holdings Co. Ltd. (2,900) (318,659) 9,929 (4.3)
Nissan Chemical Corp. (5,000) (313,523) (15,695) 6.9
Odakyu Electric Railway Co. Ltd. (12,200) (383,180) (4,389) 1.9
Oriental Land Co. Ltd. (2,200) (363,509) 11,603 (5.1)
Seven Bank Ltd. (115,100) (243,325) 1,765 (0.8)
Shiseido Co. Ltd. (4,900) (339,199) 859 (0.4)
Showa Denko KK (17,000) (362,741) (1,491) 0.7
Tokio Marine Holdings, Inc. (8,200) (422,477) (1,380) 0.6
Toyota Motor Corp. (4,800) (370,417) 1,096 (0.5)
Yamaha Corp. (4,400) (259,267) (14,185) 6.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
Federal Funds Effective Rate
plus or minus a specified
spread (-5.59% to 0.33%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
10-73 months
maturity
10/15/2021 $86,407,028 $10,749 $18,985 $29,734
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
AGCO Corp. 2,354 242,674 7,745 26.0
Amazon.com, Inc. 110 358,262 2,294 7.7
Apple, Inc. 1,719 228,094 5,647 19.0

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Arrow Electronics, Inc. 2,927 284,797 (5,561) (18.7)
Associated Banc-Corp. 19,496 332,407 8,578 28.8
Best Buy Co., Inc. 2,302 229,717 (5,928) (19.9)
Cardinal Health, Inc. 4,664 249,804 (3,032) (10.2)
Cisco Systems, Inc. 8,219 367,800 (606) (2.0)
Citigroup, Inc. 3,689 227,464 5,652 19.0
Deckers Outdoor Corp. 841 241,182 (11,925) (40.1)
Facebook, Inc. 1,555 424,764 (1,420) (4.8)
IDACORP, Inc. 2,957 283,961 (2,454) (8.3)
Intel Corp. 10,116 503,979 (422) (1.4)
Johnson Controls International plc 4,925 229,456 702 2.4
Microsoft Corp. 1,105 245,774 3,315 11.1
Popular, Inc. 4,038 227,420 2,181 7.3
SYNNEX Corp. 3,250 264,680 (6,675) (22.4)
Target Corp. 1,790 315,989 9,109 30.6
Tyson Foods, Inc. 5,636 363,184 (2,741) (9.2)
Walmart, Inc. 2,643 380,988 (5,154) (17.3)
Short Positions
Common Stocks
United States
Ameren Corp. (4,331) (338,078) 2,418 8.1
Aon plc (1,483) (313,313) (197) (0.7)
Ball Corp. (3,381) (315,042) (4,048) (13.6)
Beyond Meat, Inc. (1,956) (244,500) 33,415 112.4
BlackRock, Inc. (391) (282,122) (5,343) (18.0)
Boeing Co. (The) (1,225) (262,224) 7,626 25.6
Bright Horizons Family Solutions, Inc. (1,313) (227,136) (8,429) (28.3)
Burlington Stores, Inc. (1,058) (276,720) (17,260) (58.0)
CenterPoint Energy, Inc. (12,215) (264,333) 2,900 9.8
Charter Communications, Inc. (437) (289,097) (3,198) (10.8)
Church & Dwight Co., Inc. (3,105) (270,849) (8) (0.0)
Commerce Bancshares, Inc. (5,074) (333,362) (6,038) (20.3)
Erie Indemnity Co. (1,169) (287,106) 2,432 8.2
Expedia Group, Inc. (2,012) (266,389) (14,467) (48.7)
First Republic Bank (2,061) (302,823) (17,814) (59.9)
Five Below, Inc. (1,329) (232,548) (15,148) (50.9)
Grocery Outlet Holding Corp. (6,343) (248,963) 1,015 3.4
Hain Celestial Group, Inc. (The) (6,684) (268,363) (12,766) (42.9)
Honeywell International, Inc. (1,428) (303,736) (1,343) (4.5)
II-VI, Inc. (3,259) (247,554) (8,506) (28.6)
JPMorgan Chase & Co. (1,952) (248,041) (8,242) (27.7)
Live Nation Entertainment, Inc. (3,534) (259,678) 2,013 6.8
Lyft, Inc. (5,473) (268,888) 1,726 5.8
PNC Financial Services Group, Inc. (The) (2,023) (301,427) (7,661) (25.8)
SVB Financial Group (708) (274,584) (15,970) (53.7)
Texas Capital Bancshares, Inc. (3,820) (227,290) 1,108 3.7
T-Mobile US, Inc. (2,899) (390,930) (13,692) (46.0)
Trex Co., Inc. (3,825) (320,229) (4,577) (15.4)
Visa, Inc. (1,311) (286,755) (9,772) (32.9)
Woodward, Inc. (1,856) (225,560) (6,397) (21.5)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2020
Collateral pledged to, or (received from), each counterparty at December 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
CITI
Investment Companies $ 74,091 $ – $ 74,091
JPMC
Investment Companies 1,867,649 – 1,867,649
MLIN
Cash 130,000 – 130,000
MSIP
U.S. Treasury Bills 11,157,275 – 11,157,275

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 85.1%
INVESTMENT COMPANIES - 57.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(a)(b) 1,075,814 1,075,814
Limited Purpose Cash Investment
Fund, 0.03% (1)(a) 15,060,047 15,054,023
TOTAL INVESTMENT COMPANIES
(Cost $16,131,528) 16,129,837
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 27.7%
U.S. Treasury Bills
0.12%, 2/25/2021 (c) $ 236,000 235,977
0.11%, 4/29/2021 (c) 2,639,000 2,638,283
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 27.7% (continued)
0.11%, 5/6/2021 (c) $ 1,128,000 1,127,685
0.11%, 5/13/2021 (c) 2,318,000 2,317,325
0.10%, 5/20/2021 (c)(d) 847,000 846,740
0.09%, 6/3/2021 (c)(d) 508,000 507,825
0.09%, 6/17/2021 (c) 129,000 128,951
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,802,067) 7,802,786
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,933,595) 23,932,623
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 85.1%
(Cost $23,933,595) 23,932,623
OTHER ASSETS IN EXCESS OF
LIABILITIES - 14.9% (e) 4,184,833
NET ASSETS - 100.0% 28,117,456
(a) Represents 7-day effective yield as of December 31, 2020.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Forward effective interest rate swap contracts outstanding as of December 31, 2020:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BA Qtrly 0.75% Semi 3/15/2023 CAD 8,800,000 $ 18,793 $ 14,935 $ 33,728
Pay 3M BA Qtrly 0.75% Semi 6/14/2023 CAD 26,500,000 60,219 22,167 82,386
Pay 3M STIBOR Qtrly 0.00% Annual 3/15/2023 SEK 191,000,000 9,555 (4,066) 5,489
Pay 6M EURIBOR Semi 0.25% Annual 3/17/2023 EUR 7,300,000 41,520 7,266 48,786
Pay 6M EURIBOR Semi 0.00% Annual 6/16/2031 EUR 300,000 7,398 1,583 8,981
Pay 6M LIBOR Semi 0.5% Annual 3/15/2023 CHF 6,600,000 17,920 13,155 31,075
Pay 6M LIBOR Semi 0.25% Semi 3/17/2023 GBP 1,300,000 3,328 3,829 7,157
Pay 6M LIBOR Semi 0.25% Semi 6/16/2023 GBP 22,900,000 72,575 40,610 113,185
Pay 6M LIBOR Semi 0.5% Annual 6/21/2023 CHF 7,300,000 28,960 3,147 32,107
Receive 3M BA Qtrly 1.25% Semi 6/16/2031 CAD 1,800,000 9,490 (6,689) 2,801
Receive 3M BBR Qtrly 0.00% Semi 3/15/2023 NZD 21,000,000 4,730 86,913 91,643
Receive 3M BBR Qtrly 0.00% Semi 6/14/2023 NZD 17,700,000 73,430 8,631 82,061
Receive 6M BBR Semi 1.00% Semi 6/12/2031 AUD 1,100,000 6,056 316 6,372
Receive 6M EURIBOR Semi 0.75% Annual 6/16/2023 EUR 5,000,000 24,514 4,464 28,978
Receive 6M LIBOR Semi 0.5% Annual 3/19/2031 CHF 1,100,000 36,818 (6,261) 30,557
Receive 6M LIBOR Semi 0.25% Semi 6/16/2031 GBP 1,200,000 31,164 184 31,348
Receive 6M NIBOR Semi 1.00% Annual 3/19/2031 NOK 25,800,000 2,082 90,633 92,715
Receive 6M NIBOR Semi 1.00% Annual 6/18/2031 NOK 22,000,000 39,726 47,221 86,947
488,278 328,038 816,316
Pay 3M BA Qtrly 1.00% Semi 3/17/2031 CAD 100,000 (2,043) (1) (2,044)
Pay 3M BBR Qtrly 0.00% Qtrly 6/08/2023 AUD 24,600,000 (47,778) 7,211 (40,567)
Pay 3M BBR Qtrly 0.50% Semi 3/12/2031 NZD 3,200,000 (20,690) (93,687) (114,377)
Pay 3M LIBOR Qtrly 0.75% Semi 3/17/2031 USD 5,900,000 7,461 (124,792) (117,331)
Pay 3M LIBOR Qtrly 0.75% Semi 6/16/2031 USD 6,900,000 (156,135) (9,934) (166,069)
Pay 3M STIBOR Qtrly 0.00% Annual 6/21/2023 SEK 55,400,000 697 (1,737) (1,040)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2020
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M EURIBOR Semi 0.25% Annual 6/16/2031 EUR 1,000,000 $ 1,502 $ (3,041) $ (1,539)
Pay 6M LIBOR Semi 0.00% Semi 6/16/2023 GBP 6,000,000 (11,562) (36) (11,598)
Pay 6M LIBOR Semi 0.00% Semi 3/19/2031 JPY 353,400,000 (21,265) 2,149 (19,116)
Pay 6M LIBOR Semi 0.00% Semi 6/18/2031 JPY 294,000,000 (17,487) (1,013) (18,500)
Pay 6M NIBOR Semi 0.50% Annual 3/15/2023 NOK 154,700,000 (2,678) (39,661) (42,339)
Pay 6M NIBOR Semi 0.50% Annual 6/21/2023 NOK 104,300,000 (16,380) (25,435) (41,815)
Receive 3M LIBOR Qtrly 0.25% Semi 3/17/2023 USD 55,300,000 (22,010) (45,030) (67,040)
Receive 3M LIBOR Qtrly 0.25% Semi 6/16/2023 USD 82,800,000 160 (69,925) (69,765)
Receive 3M STIBOR Qtrly 0.50% Annual 3/19/2031 SEK 41,900,000 (57,324) 11,690 (45,634)
Receive 3M STIBOR Qtrly 0.50% Annual 6/18/2031 SEK 9,700,000 (8,278) 462 (7,816)
Receive 6M EURIBOR Semi 0.5% Annual 6/16/2023 EUR 1,500,000 (633) 53 (580)
Receive 6M LIBOR Semi 0.00% Semi 3/15/2023 JPY 2,651,600,000 (26,367) 483 (25,884)
Receive 6M LIBOR Semi 0.00% Semi 6/21/2023 JPY 3,530,100,000 (31,166) (3,018) (34,184)
Receive 6M LIBOR Semi 0.00% Annual 6/18/2031 CHF 1,400,000 (38,328) (2,005) (40,333)
(470,304) (397,267) (867,571)
$ 17,974 $ (69,229) $ (51,255)
Abbreviations:
3M: 3 Month
6M: 6 Month
Qtrly : Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at December 31, 2020 were as follows:
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.01%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.48%
3 Month London Interbank Offered Rate (''LIBOR''): 0.24%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): (0.05)%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.02%
6 Month Euro Interbank Offered Rate (''EURIBOR''): (0.53)%
6 Month London Interbank Offered Rate (''LIBOR''): 0.26%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 0.55%
Total return swap contracts outstanding as of December 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/19/2021 USD 338,800 $ 44,981
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/28/2021 HKD 6,804,750 22,680
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/28/2021 HKD 8,165,700 26,675
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/28/2021 HKD 535,050 1,889

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/28/2021 HKD 4,815,450 $ 16,517
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/17/2021 BRL 596,150 3,266
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 02/17/2021 BRL 4,769,200 28,248
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/11/2021 KRW 1,264,737,500 77,780
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/19/2021 USD 327,750 37,669
Soybean Oil
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/19/2021 USD 279,840 30,132
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/20/2021 TWD 2,935,600 4,832
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/20/2021 TWD 35,227,200 55,194
Wheat March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/19/2021 USD 32,025 2,200
Wheat March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/19/2021 USD 32,025 2,174
WIG20 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 03/19/2021 PLN 39,840 245
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.20%) Monthly JPMC 03/17/2021 USD (145,590) 1,282
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly GSIN 03/19/2021 HKD 1,072,795 4,813

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.19%)
Increases in
total return of
reference entity
Monthly GSIN 03/19/2021 EUR 343,860 $ 7,149
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (0.07%) Monthly GSIN 03/17/2021 EUR (91,699) –
367,726
DTOP Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/18/2021 ZAR 2,010,240 (368)
SGX NIFTY 50
Index January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 01/28/2021 USD (196,224) (603)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 02/19/2021 USD (327,750) (25,102)
Swiss Market
Index March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 03/19/2021 CHF (2,448,120) (93,870)
Tel Aviv Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/27/2021 ILS (1,199,240) (14,577)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.60%)
Increases in
total return of
reference entity
Monthly GSIN 03/19/2021 CAD 21,908 (116)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SOR plus or minus
a specified spread
(0.15%) Monthly GSIN 03/17/2021 SGD (148,402) (1,046)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (0.38%) Monthly GSIN 03/17/2021 ZAR (1,466,371) $ (83)
(135,765)
$ 231,961
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 3 1/2021 EUR $ 457,774 $ 2,782
Hang Seng Index 3 1/2021 HKD 526,653 13,967
LME Aluminum Base Metal 1 1/2021 USD 49,470 3,017
LME Aluminum Base Metal 1 1/2021 USD 49,377 4,341
LME Aluminum Base Metal 1 1/2021 USD 49,425 3,157
LME Aluminum Base Metal 2 1/2021 USD 98,950 6,222
LME Aluminum Base Metal 2 1/2021 USD 98,938 7,769
LME Aluminum Base Metal 2 1/2021 USD 98,942 7,111
LME Aluminum Base Metal 2 1/2021 USD 98,950 6,744
LME Aluminum Base Metal 2 1/2021 USD 98,938 7,757
LME Aluminum Base Metal 3 1/2021 USD 148,425 10,224
LME Aluminum Base Metal 3 1/2021 USD 148,345 8,536
LME Copper Base Metal 1 1/2021 USD 193,852 24,559
LME Copper Base Metal 1 1/2021 USD 195,850 29,147
LME Copper Base Metal 1 1/2021 USD 193,819 21,272
LME Copper Base Metal 1 1/2021 USD 193,781 25,645
LME Copper Base Metal 1 1/2021 USD 193,780 25,152
LME Nickel Base Metal 1 1/2021 USD 99,370 8,287
LME Zinc Base Metal 1 1/2021 USD 68,246 9,731
LME Zinc Base Metal 1 1/2021 USD 68,302 7,549
LME Zinc Base Metal 1 1/2021 USD 69,119 11,391
LME Zinc Base Metal 1 1/2021 USD 68,373 4,333
SGX FTSE China A50 Index 6 1/2021 USD 106,272 3,462
SGX FTSE Taiwan Index 10 1/2021 USD 510,300 5,692
SGX NIFTY 50 Index 9 1/2021 USD 252,288 504
LME Aluminum Base Metal 1 2/2021 USD 49,363 (322)
LME Aluminum Base Metal 1 2/2021 USD 49,350 (537)
LME Aluminum Base Metal 1 2/2021 USD 49,363 (484)
LME Aluminum Base Metal 1 2/2021 USD 49,469 2,906
LME Aluminum Base Metal 1 2/2021 USD 49,469 2,103
LME Aluminum Base Metal 1 2/2021 USD 49,375 285
LME Aluminum Base Metal 2 2/2021 USD 98,720 (2,423)
LME Aluminum Base Metal 5 2/2021 USD 246,813 (2,382)
LME Copper Base Metal 1 2/2021 USD 193,944 2,889
LME Lead Base Metal 1 2/2021 USD 49,624 4,772
LME Zinc Base Metal 1 2/2021 USD 68,427 5,003
LME Zinc Base Metal 1 2/2021 USD 68,530 (1,185)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 1 2/2021 USD $ 68,436 $ 2,818
LME Zinc Base Metal 1 2/2021 USD 68,546 1,535
LME Zinc Base Metal 1 2/2021 USD 68,596 (1,807)
LME Zinc Base Metal 3 2/2021 USD 205,731 (161)
Australia 10 Year Bond 16 3/2021 AUD 1,816,112 (673)
Canada 10 Year Bond 67 3/2021 CAD 7,847,985 21,910
Copper 1 3/2021 USD 87,975 1,122
Corn 39 3/2021 USD 943,800 107,491
DJIA CBOT E-Mini Index 2 3/2021 USD 304,970 4,029
FTSE/MIB Index 19 3/2021 EUR 2,568,220 31,964
KOSPI 200 Index 8 3/2021 KRW 716,469 47,594
LME Aluminum Base Metal 1 3/2021 USD 49,400 (1,642)
LME Aluminum Base Metal 1 3/2021 USD 49,481 (495)
LME Aluminum Base Metal 1 3/2021 USD 49,400 (1,374)
LME Aluminum Base Metal 1 3/2021 USD 49,390 (2,096)
LME Aluminum Base Metal 1 3/2021 USD 49,400 (1,353)
LME Aluminum Base Metal 1 3/2021 USD 49,435 (1,718)
LME Aluminum Base Metal 1 3/2021 USD 49,477 (554)
LME Aluminum Base Metal 1 3/2021 USD 49,400 (1,118)
LME Aluminum Base Metal 1 3/2021 USD 49,454 (793)
LME Aluminum Base Metal 1 3/2021 USD 49,400 (2,257)
LME Aluminum Base Metal 2 3/2021 USD 98,811 (3,777)
LME Aluminum Base Metal 4 3/2021 USD 197,950 (347)
LME Aluminum Base Metal 17 3/2021 USD 840,438 (18,052)
LME Copper Base Metal 1 3/2021 USD 194,169 3,404
LME Copper Base Metal 1 3/2021 USD 194,094 (5,684)
LME Zinc Base Metal 1 3/2021 USD 68,733 (1,568)
LME Zinc Base Metal 1 3/2021 USD 68,775 272
MSCI EAFE E-Mini Index 1 3/2021 USD 106,540 (781)
MSCI Emerging Markets E-Mini Index 3 3/2021 USD 193,230 2,990
NASDAQ 100 E-Mini Index 1 3/2021 USD 257,710 10,272
Nikkei 225 Index 3 3/2021 JPY 797,250 26,798
Russell 2000 E-Mini Index 2 3/2021 USD 197,480 6,438
S&P 500 E-Mini Index 31 3/2021 USD 5,810,640 127,233
S&P Midcap 400 E-Mini Index 1 3/2021 USD 230,350 1,917
S&P/TSX 60 Index 22 3/2021 CAD 3,556,572 (29,848)
Silver 1 3/2021 USD 132,060 12,398
Soybean Meal 1 3/2021 USD 42,940 115
Soybean Oil 5 3/2021 USD 127,200 4,399
SPI 200 Index 6 3/2021 AUD 755,955 (5,812)
TOPIX Index 20 3/2021 JPY 3,495,230 73,905
U.S. Treasury 10 Year Note 4 3/2021 USD 552,313 285
Wheat 9 3/2021 USD 288,225 14,577
690,532
Short Contracts
CAC 40 10 Euro Index (12) 1/2021 EUR (812,446) 3,659
FTSE Bursa Malaysia KLCI Index (3) 1/2021 MYR (60,783) 497
HSCEI (15) 1/2021 HKD (1,035,253) (28,749)
IBEX 35 Index (28) 1/2021 EUR (2,760,680) 2,567
LME Aluminum Base Metal (1) 1/2021 USD (49,470) (3,024)
LME Aluminum Base Metal (1) 1/2021 USD (49,425) (3,178)
LME Aluminum Base Metal (1) 1/2021 USD (49,377) (4,379)
LME Aluminum Base Metal (2) 1/2021 USD (98,950) (6,693)
LME Aluminum Base Metal (2) 1/2021 USD (98,938) (7,915)
LME Aluminum Base Metal (2) 1/2021 USD (98,942) (7,116)
LME Aluminum Base Metal (2) 1/2021 USD (98,938) (8,291)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (2) 1/2021 USD $ (98,950) $ (6,356)
LME Aluminum Base Metal (3) 1/2021 USD (148,345) (8,511)
LME Aluminum Base Metal (3) 1/2021 USD (148,425) (10,282)
LME Copper Base Metal (1) 1/2021 USD (193,852) (24,530)
LME Copper Base Metal (1) 1/2021 USD (193,780) (25,332)
LME Copper Base Metal (1) 1/2021 USD (193,781) (25,649)
LME Copper Base Metal (1) 1/2021 USD (195,850) (30,926)
LME Copper Base Metal (1) 1/2021 USD (193,819) (20,846)
LME Nickel Base Metal (1) 1/2021 USD (99,370) (8,143)
LME Zinc Base Metal (1) 1/2021 USD (68,302) (7,406)
LME Zinc Base Metal (1) 1/2021 USD (69,119) (11,153)
LME Zinc Base Metal (1) 1/2021 USD (68,373) (4,838)
LME Zinc Base Metal (1) 1/2021 USD (68,246) (9,467)
MSCI Singapore Index (22) 1/2021 SGD (538,181) 2,288
Natural Gas (10) 1/2021 USD (253,900) (10,241)
OMXS30 Index (24) 1/2021 SEK (547,888) 4,191
WTI Crude Oil (4) 1/2021 USD (194,080) (6,209)
LME Aluminum Base Metal (1) 2/2021 USD (49,375) (177)
LME Aluminum Base Metal (1) 2/2021 USD (49,363) 400
LME Aluminum Base Metal (1) 2/2021 USD (49,363) 303
LME Aluminum Base Metal (1) 2/2021 USD (49,469) (2,947)
LME Aluminum Base Metal (1) 2/2021 USD (49,350) 423
LME Aluminum Base Metal (1) 2/2021 USD (49,469) (1,872)
LME Aluminum Base Metal (2) 2/2021 USD (98,720) 1,774
LME Aluminum Base Metal (5) 2/2021 USD (246,813) 2,370
LME Copper Base Metal (1) 2/2021 USD (193,944) (3,271)
LME Lead Base Metal (1) 2/2021 USD (49,624) (4,826)
LME Zinc Base Metal (1) 2/2021 USD (68,530) 1,148
LME Zinc Base Metal (1) 2/2021 USD (68,546) (1,548)
LME Zinc Base Metal (1) 2/2021 USD (68,427) (4,994)
LME Zinc Base Metal (1) 2/2021 USD (68,436) (2,969)
LME Zinc Base Metal (1) 2/2021 USD (68,596) 1,601
LME Zinc Base Metal (3) 2/2021 USD (205,731) (390)
Australia 3 Year Bond (10) 3/2021 AUD (905,389) (1,205)
EURO STOXX 50 Index (66) 3/2021 EUR (2,862,326) (36,736)
Euro- Bobl (9) 3/2021 EUR (1,486,284) 63
Euro-BTP (1) 3/2021 EUR (185,703) (1,379)
Euro-Bund (39) 3/2021 EUR (8,463,542) (1,775)
Euro- Buxl (1) 3/2021 EUR (275,164) (296)
Euro-OAT (1) 3/2021 EUR (205,066) (37)
Euro-Schatz (25) 3/2021 EUR (3,429,019) 976
FTSE 100 Index (35) 3/2021 GBP (3,072,773) 31,017
Japan 10 Year Bond (8) 3/2021 JPY (11,770,472) 10,890
LME Aluminum Base Metal (1) 3/2021 USD (49,454) 737
LME Aluminum Base Metal (1) 3/2021 USD (49,400) 1,047
LME Aluminum Base Metal (1) 3/2021 USD (49,400) 2,222
LME Aluminum Base Metal (1) 3/2021 USD (49,400) 1,047
LME Aluminum Base Metal (1) 3/2021 USD (49,435) 1,691
LME Aluminum Base Metal (1) 3/2021 USD (49,481) 510
LME Aluminum Base Metal (1) 3/2021 USD (49,400) 1,572
LME Aluminum Base Metal (1) 3/2021 USD (49,400) 1,472
LME Aluminum Base Metal (1) 3/2021 USD (49,477) 545
LME Aluminum Base Metal (1) 3/2021 USD (49,390) 2,033
LME Aluminum Base Metal (2) 3/2021 USD (98,875) 2,485
LME Aluminum Base Metal (2) 3/2021 USD (98,811) 3,434
LME Aluminum Base Metal (4) 3/2021 USD (197,950) 688

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 3/2021 USD $ (194,169) $ 5,642
LME Copper Base Metal (1) 3/2021 USD (194,094) 5,556
LME Nickel Base Metal (1) 3/2021 USD (99,648) (3,438)
LME Zinc Base Metal (1) 3/2021 USD (68,775) (353)
LME Zinc Base Metal (1) 3/2021 USD (68,733) (290)
Long Gilt (60) 3/2021 GBP (11,121,058) (20,112)
MEX BOLSA Index (7) 3/2021 MXN (156,044) (1,416)
SET50 Index (62) 3/2021 THB (374,773) (317)
Soybean (1) 3/2021 USD (65,550) 79
U.S. Treasury 2 Year Note (40) 3/2021 USD (8,839,062) (5,128)
U.S. Treasury 5 Year Note (25) 3/2021 USD (3,154,102) (5,420)
U.S. Treasury Long Bond (2) 3/2021 USD (346,375) 2,664
U.S. Treasury Ultra Bond (1) 3/2021 USD (213,563) 1,165
(281,374)
$ 409,158
Forward foreign currency contracts outstanding as of December 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 2,382,004 USD 1,807,156 CITI 3/17/2021 $ 30,343
AUD 2,381,996 USD 1,807,152 JPMC 3/17/2021 30,340
BRL 2,832,000 USD 529,272 CITI
**
3/17/2021 15,102
BRL 2,832,000 USD 529,273 JPMC
**
3/17/2021 15,101
CAD 1,949,500 USD 1,515,923 CITI 3/17/2021 15,924
CAD 1,949,500 USD 1,515,925 JPMC 3/17/2021 15,922
CLP 468,575,504 USD 627,649 CITI
**
3/17/2021 31,888
CLP 468,575,496 USD 627,650 JPMC
**
3/17/2021 31,887
CNY 8,643,504 USD 1,308,928 CITI
**
3/17/2021 13,986
CNY 8,643,496 USD 1,308,928 JPMC
**
3/17/2021 13,984
COP 2,405,948,000 USD 692,019 CITI
**
3/17/2021 11,198
COP 2,405,948,000 USD 692,020 JPMC
**
3/17/2021 11,197
EUR 852,004 USD 1,026,263 CITI 3/17/2021 16,273
EUR 851,996 USD 1,026,255 JPMC 3/17/2021 16,272
GBP 446,000 USD 595,434 CITI 3/17/2021 14,744
GBP 446,000 USD 595,435 JPMC 3/17/2021 14,743
HUF 44,311,000 USD 146,382 CITI 3/17/2021 2,873
HUF 44,311,000 USD 146,382 JPMC 3/17/2021 2,873
ILS 630,000 USD 194,869 CITI 3/17/2021 1,429
ILS 630,000 USD 194,869 JPMC 3/17/2021 1,428
INR 61,291,000 USD 824,446 CITI
**
3/17/2021 8,580
INR 61,291,000 USD 824,447 JPMC
**
3/17/2021 8,580
JPY 373,838,500 USD 3,602,695 CITI 3/17/2021 20,801
JPY 373,838,500 USD 3,602,700 JPMC 3/17/2021 20,797
KRW 1,560,273,500 USD 1,406,318 CITI
**
3/17/2021 27,611
KRW 1,560,273,500 USD 1,406,320 JPMC
**
3/17/2021 27,609
MXN 31,720,500 USD 1,559,069 CITI 3/17/2021 22,169
MXN 31,720,500 USD 1,559,071 JPMC 3/17/2021 22,168
NOK 4,137,500 USD 477,266 CITI 3/17/2021 5,165
NOK 4,137,500 USD 477,267 JPMC 3/17/2021 5,164
NZD 7,875,008 USD 5,499,251 CITI 3/17/2021 168,586
NZD 7,874,992 USD 5,499,246 JPMC 3/17/2021 168,580

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2020
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
PHP 2,950,000 USD 60,847 CITI
**
3/17/2021 $ 364
PHP 2,950,000 USD 60,847 JPMC
**
3/17/2021 364
PLN 474,750 USD 126,199 CITI 3/17/2021 928
PLN 474,750 USD 126,199 JPMC 3/17/2021 927
RUB 2,200,000 USD 28,627 CITI
**
3/17/2021 865
RUB 2,200,000 USD 28,627 JPMC
**
3/17/2021 865
SEK 1,905,500 USD 225,542 CITI 3/17/2021 6,237
SEK 1,905,500 USD 225,542 JPMC 3/17/2021 6,236
THB 2,362,500 USD 77,820 CITI 3/17/2021 1,046
THB 2,362,500 USD 77,820 JPMC 3/17/2021 1,045
TWD 15,100,002 USD 538,728 CITI
**
3/17/2021 5,261
TWD 15,099,998 USD 538,729 JPMC
**
3/17/2021 5,260
USD 285,046 BRL 1,461,000 CITI
**
3/17/2021 4,209
USD 285,046 BRL 1,461,000 JPMC
**
3/17/2021 4,209
USD 151,156 CHF 133,500 CITI 3/17/2021 42
USD 151,156 CHF 133,500 JPMC 3/17/2021 42
USD 45,405 EUR 37,000 CITI 3/17/2021 131
USD 45,405 EUR 37,000 JPMC 3/17/2021 131
USD 10,124 HUF 3,000,000 CITI 3/17/2021 19
USD 10,124 HUF 3,000,000 JPMC 3/17/2021 19
USD 42,821 KRW 46,500,000 CITI
**
3/17/2021 86
USD 42,821 KRW 46,500,000 JPMC
**
3/17/2021 86
USD 62,262 PHP 3,000,000 CITI
**
3/17/2021 14
USD 62,262 PHP 3,000,000 JPMC
**
3/17/2021 14
USD 138,937 PLN 512,751 CITI 3/17/2021 1,635
USD 138,937 PLN 512,751 JPMC 3/17/2021 1,635
USD 503 THB 15,000 CITI 3/17/2021 2
USD 503 THB 15,000 JPMC 3/17/2021 2
ZAR 3,103,500 USD 201,028 CITI 3/17/2021 8,256
ZAR 3,103,500 USD 201,028 JPMC 3/17/2021 8,256
Total unrealized appreciation 871,503
BRL 252,500 USD 48,965 CITI
**
3/17/2021 (429)
BRL 252,500 USD 48,965 JPMC
**
3/17/2021 (429)
CLP 14,500,000 USD 20,488 CITI
**
3/17/2021 (78)
CLP 14,500,000 USD 20,488 JPMC
**
3/17/2021 (78)
CNY 793,000 USD 121,492 CITI
**
3/17/2021 (122)
CNY 793,000 USD 121,493 JPMC
**
3/17/2021 (122)
EUR 405,500 USD 499,602 CITI 3/17/2021 (3,421)
EUR 405,500 USD 499,603 JPMC 3/17/2021 (3,422)
MXN 1,027,500 USD 51,347 CITI 3/17/2021 (126)
MXN 1,027,500 USD 51,347 JPMC 3/17/2021 (127)
NZD 351,500 USD 254,220 CITI 3/17/2021 (1,236)
NZD 351,500 USD 254,220 JPMC 3/17/2021 (1,237)
PLN 261,250 USD 70,629 CITI 3/17/2021 (674)
PLN 261,250 USD 70,629 JPMC 3/17/2021 (673)
RUB 5,200,000 USD 70,251 CITI
**
3/17/2021 (541)
RUB 5,200,000 USD 70,251 JPMC
**
3/17/2021 (541)
THB 37,000 USD 1,237 CITI 3/17/2021 (2)
THB 37,000 USD 1,237 JPMC 3/17/2021 (2)
TWD 1,250,000 USD 45,264 CITI
**
3/17/2021 (232)
TWD 1,250,000 USD 45,264 JPMC
**
3/17/2021 (232)
USD 1,803,636 AUD 2,459,004 CITI 3/17/2021 (93,261)
USD 1,803,628 AUD 2,458,996 JPMC 3/17/2021 (93,263)
USD 12,608 BRL 67,000 CITI
**
3/17/2021 (271)
USD 12,608 BRL 67,000 JPMC
**
3/17/2021 (271)
USD 3,517,076 CAD 4,567,334 CITI 3/17/2021 (71,770)
USD 3,517,068 CAD 4,567,330 JPMC 3/17/2021 (71,774)
USD 948,802 CHF 861,000 CITI 3/17/2021 (25,798)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2020
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 948,800 CHF 861,000 JPMC 3/17/2021 $ (25,800)
USD 564,246 CLP 429,075,504 CITI
**
3/17/2021 (39,693)
USD 564,245 CLP 429,075,496 JPMC
**
3/17/2021 (39,694)
USD 288,364 CNY 1,900,500 CITI
**
3/17/2021 (2,513)
USD 288,363 CNY 1,900,500 JPMC
**
3/17/2021 (2,514)
USD 904,090 COP 3,276,706,502 CITI
**
3/17/2021 (53,636)
USD 904,088 COP 3,276,706,498 JPMC
**
3/17/2021 (53,637)
USD 392,057 CZK 8,650,000 CITI 3/17/2021 (10,844)
USD 392,057 CZK 8,650,000 JPMC 3/17/2021 (10,844)
USD 659,655 EUR 553,008 CITI 3/17/2021 (17,022)
USD 659,635 EUR 552,992 JPMC 3/17/2021 (17,022)
USD 3,613,687 GBP 2,701,504 CITI 3/17/2021 (82,272)
USD 3,613,672 GBP 2,701,496 JPMC 3/17/2021 (82,276)
USD 105,907 HUF 31,953,500 CITI 3/17/2021 (1,724)
USD 105,907 HUF 31,953,500 JPMC 3/17/2021 (1,724)
USD 375,623 IDR 5,370,000,000 CITI
**
3/17/2021 (8,305)
USD 375,623 IDR 5,370,000,000 JPMC
**
3/17/2021 (8,305)
USD 218,274 ILS 725,000 CITI 3/17/2021 (7,624)
USD 218,274 ILS 725,000 JPMC 3/17/2021 (7,625)
USD 724,216 JPY 75,191,500 CITI 3/17/2021 (4,591)
USD 724,215 JPY 75,191,500 JPMC 3/17/2021 (4,592)
USD 41,368 KRW 45,196,500 CITI
**
3/17/2021 (168)
USD 41,368 KRW 45,196,500 JPMC
**
3/17/2021 (169)
USD 1,106,901 MXN 22,391,500 CITI 3/17/2021 (9,296)
USD 1,106,899 MXN 22,391,500 JPMC 3/17/2021 (9,297)
USD 1,310,666 NOK 11,723,502 CITI 3/17/2021 (56,289)
USD 1,310,664 NOK 11,723,498 JPMC 3/17/2021 (56,290)
USD 920,570 NZD 1,298,000 CITI 3/17/2021 (13,633)
USD 920,569 NZD 1,298,000 JPMC 3/17/2021 (13,634)
USD 81,561 PHP 3,950,000 CITI
**
3/17/2021 (399)
USD 81,561 PHP 3,950,000 JPMC
**
3/17/2021 (400)
USD 88,283 PLN 331,250 CITI 3/17/2021 (417)
USD 88,282 PLN 331,248 JPMC 3/17/2021 (417)
USD 68,193 RUB 5,250,000 CITI
**
3/17/2021 (2,187)
USD 68,193 RUB 5,250,000 JPMC
**
3/17/2021 (2,187)
USD 290,541 SEK 2,473,500 CITI 3/17/2021 (10,327)
USD 290,541 SEK 2,473,500 JPMC 3/17/2021 (10,327)
USD 1,041,066 SGD 1,394,000 CITI 3/17/2021 (13,791)
USD 1,041,064 SGD 1,394,000 JPMC 3/17/2021 (13,792)
USD 6,816 THB 206,000 CITI 3/17/2021 (60)
USD 6,816 THB 206,000 JPMC 3/17/2021 (60)
USD 73,160 ZAR 1,135,000 CITI 3/17/2021 (3,378)
USD 73,160 ZAR 1,135,000 JPMC 3/17/2021 (3,379)
ZAR 1,839,500 USD 124,574 CITI 3/17/2021 (527)
ZAR 1,839,500 USD 124,574 JPMC 3/17/2021 (527)
Total unrealized depreciation (1,073,340)
Net unrealized depreciation $ (201,837)
** Non-deliverable forward.

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2020
Collateral pledged to, or (received from), each counterparty at December 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 1,903,286 $ 1,903,286
CITI
Investment Companies 324,181 – 324,181
CRSU
Cash – 908,656 908,656
GSCO
Cash – 487,147 487,147
GSIN
U.S. Treasury Bills 469,846 – 469,846
JPMC
Investment Companies 751,632 – 751,632
JPMS
Cash – 51,110 51,110
MSCL
Cash – 338,109 338,109
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
JPPC
Cash $ – $ 59,178 $ 59,178

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
7
(a) Represents 7-day effective yield as of December 31, 2020.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) For the period ended December 31, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap contracts.
(f) All or a portion of the security pledged as collateral for swap and futures contracts.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 88.8%
INVESTMENT COMPANIES - 34.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(a)(b) 23,658,139 23,658,139
Limited Purpose Cash Investment
Fund, 0.03% (1)(a)(c) 105,396,304 105,354,146
TOTAL INVESTMENT COMPANIES
(Cost $129,019,073) 129,012,285
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 54.2%
U.S. Treasury Bills
0.11%, 5/6/2021 (d)(e) $ 20,544,000 20,538,256
0.11%, 5/13/2021 (d)(f) 34,741,000 34,730,885
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 54.2% (continued)
0.10%, 5/20/2021 (d)(e) $ 24,391,000 24,383,513
0.09%, 5/27/2021 (d)(e) 29,255,000 29,245,994
0.09%, 6/3/2021 (d)(e) 48,755,000 48,738,190
0.09%, 6/10/2021 (d)(e) 36,313,000 36,299,895
0.09%, 6/24/2021 (d)(e) 8,740,000 8,736,575
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $202,660,070) 202,673,308
TOTAL SHORT-TERM INVESTMENTS
(Cost $331,679,143) 331,685,593
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 88.8%
(Cost $331,679,143) 331,685,593
OTHER ASSETS IN EXCESS OF
LIABILITIES - 11.2% (g) 41,643,306
NET ASSETS - 100.0% 373,328,899
Affiliate
Value
At
12/31/2019
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2020
Shares
Held At
12/31/2020
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 28.2%
INVESTMENT COMPANIES - 28.2%
Limited Purpose
Cash Investment
Fund,
0.03% (1)^(a)
(Cost $105,360,934) $262,591,498 $2,031,310,896 $(2,188,563,657) $83,048 $(67,639) $105,354,146 105,396,304 $1,066,045 $14,632
^    No longer affiliated as of December 31, 2020.
(a) Represents 7-day effective yield as of December 31, 2020.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
Total return swap contracts outstanding as of December 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 01/28/2021 HKD 8,165,700 $ 29,874
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 03/19/2021 CHF 5,322,000 215,398
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2021 HKD 268,199 1,199
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2021 EUR 232,813 4,675
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2021 JPY 1,469,235,914 396,824
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2021 EUR 921,845 19,224
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and
pays the SOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2021 SGD 5,496 38

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2021 CHF 1,023,190 $ 39,401
706,633
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2021 AUD 1,313,068 (12,906)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.22%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2021 CAD 474,680 (2,588)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2021 EUR 101,705 (431)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2021 EUR 594,961 (16,914)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2021 SEK 428,199 (238)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.24%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2021 GBP 10,966 $ (239)
(33,316)
$ 673,317
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 18 1/2021 EUR $ 2,746,645 $ 15,510
CAC 40 10 Euro Index 84 1/2021 EUR 5,687,123 5,554
Hang Seng Index 5 1/2021 HKD 877,755 23,720
IBEX 35 Index 12 1/2021 EUR 1,183,148 (6,816)
MSCI Singapore Index 30 1/2021 SGD 733,883 (2,791)
OMXS30 Index 97 1/2021 SEK 2,214,379 (18,032)
DAX Index 15 3/2021 EUR 6,297,300 222,398
FTSE 100 Index 93 3/2021 GBP 8,164,796 (91,194)
FTSE/MIB Index 11 3/2021 EUR 1,486,864 16,014
S&P 500 E-Mini Index 694 3/2021 USD 130,083,360 3,509,083
S&P/TSX 60 Index 36 3/2021 CAD 5,819,844 (56,306)
SPI 200 Index 29 3/2021 AUD 3,653,783 (12,628)
TOPIX Index 1 3/2021 JPY 174,762 3,140
$ 3,607,652
Forward foreign currency contracts outstanding as of December 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 3,029,000 USD 2,218,184 CITI 3/17/2021 $ 118,414
AUD 3,029,000 USD 2,218,187 JPMC 3/17/2021 118,409
CAD 4,363,204 USD 3,344,905 CITI 3/17/2021 83,543
CAD 4,363,206 USD 3,344,911 JPMC 3/17/2021 83,539
CHF 2,967,000 USD 3,270,112 CITI 3/17/2021 88,356
CHF 2,967,000 USD 3,270,116 JPMC 3/17/2021 88,350
DKK 5,402,721 USD 862,936 CITI 3/17/2021 25,257
DKK 5,402,722 USD 862,937 JPMC 3/17/2021 25,256
EUR 8,925,001 USD 10,653,649 CITI 3/17/2021 267,241
EUR 8,925,000 USD 10,653,661 JPMC 3/17/2021 267,229
GBP 3,285,000 USD 4,383,515 CITI 3/17/2021 110,729
GBP 3,285,001 USD 4,383,521 JPMC 3/17/2021 110,727
HKD 8,225,000 USD 1,061,093 CITI 3/17/2021 47
HKD 8,225,000 USD 1,061,095 JPMC 3/17/2021 45
ILS 647,500 USD 194,727 CITI 3/17/2021 7,024
ILS 647,500 USD 194,727 JPMC 3/17/2021 7,024

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPY 867,674,501 USD 8,366,670 CITI 3/17/2021 $ 43,420
JPY 867,674,500 USD 8,366,680 JPMC 3/17/2021 43,409
NOK 1,621,256 USD 179,865 CITI 3/17/2021 9,172
NOK 1,621,259 USD 179,866 JPMC 3/17/2021 9,172
NZD 152,503 USD 106,460 CITI 3/17/2021 3,300
NZD 152,496 USD 106,456 JPMC 3/17/2021 3,300
SEK 9,273,501 USD 1,088,983 CITI 3/17/2021 39,012
SEK 9,273,500 USD 1,088,984 JPMC 3/17/2021 39,009
SGD 468,004 USD 349,098 CITI 3/17/2021 5,046
SGD 467,996 USD 349,092 JPMC 3/17/2021 5,046
USD 67,418 HKD 522,500 CITI 3/17/2021 7
USD 67,418 HKD 522,500 JPMC 3/17/2021 7
Total unrealized appreciation 1,601,090
USD 106,127 AUD 143,000 CITI 3/17/2021 (4,184)
USD 106,127 AUD 143,000 JPMC 3/17/2021 (4,185)
USD 137,809 CAD 176,500 CITI 3/17/2021 (878)
USD 137,809 CAD 176,500 JPMC 3/17/2021 (878)
USD 1,039,991 CHF 938,210 CITI 3/17/2021 (22,006)
USD 1,039,987 CHF 938,208 JPMC 3/17/2021 (22,008)
USD 109,789 DKK 676,500 CITI 3/17/2021 (1,426)
USD 109,789 DKK 676,500 JPMC 3/17/2021 (1,426)
USD 1,510,598 EUR 1,254,064 CITI 3/17/2021 (23,911)
USD 1,510,587 EUR 1,254,057 JPMC 3/17/2021 (23,913)
USD 42,572 HKD 330,000 CITI 3/17/2021 (2)
USD 42,572 HKD 330,000 JPMC 3/17/2021 (2)
USD 20,593 ILS 67,500 CITI 3/17/2021 (439)
USD 20,593 ILS 67,500 JPMC 3/17/2021 (439)
USD 615,905 JPY 64,049,500 CITI 3/17/2021 (4,906)
USD 615,904 JPY 64,049,500 JPMC 3/17/2021 (4,907)
USD 6,929 NOK 61,500 CITI 3/17/2021 (242)
USD 6,929 NOK 61,500 JPMC 3/17/2021 (242)
USD 15,830 NZD 22,500 CITI 3/17/2021 (364)
USD 15,830 NZD 22,500 JPMC 3/17/2021 (364)
USD 87,512 SEK 744,119 CITI 3/17/2021 (3,000)
USD 87,512 SEK 744,120 JPMC 3/17/2021 (3,000)
USD 602,868 SGD 808,140 CITI 3/17/2021 (8,661)
USD 602,871 SGD 808,145 JPMC 3/17/2021 (8,662)
Total unrealized depreciation (140,045)
Net unrealized appreciation $ 1,461,045

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
Total Return Basket Swaps Outstanding at December 31, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-0.76% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
03/25/2021
- 02/25/2022 $73,595,943 $37,764 $433,089 $470,853
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Avient Corp. 13,589 547,365 679 0.1
Cabot Corp. 34,237 1,536,557 14,380 3.1
Commercial Metals Co. 66,842 1,372,935 26,068 5.5
Deckers Outdoor Corp. 8,143 2,335,250 (33,505) (7.1)
Domtar Corp. 30,888 977,605 1,544 0.3
Element Solutions, Inc. 59,225 1,050,059 (592) (0.1)
Garmin Ltd. 4,701 562,522 (5,030) (1.1)
Graphic Packaging Holding Co. 49,049 830,890 4,905 1.0
Greif, Inc. 12,101 567,295 (2,420) (0.5)
Huntsman Corp. 30,358 763,200 (5,768) (1.2)
KB Home 19,271 645,964 (29,870) (6.3)
Kroger Co. (The) 20,889 663,435 7,729 1.6
Minerals Technologies, Inc. 15,716 976,278 943 0.2
Mosaic Co. (The) 36,850 847,918 51,591 11.0
NewMarket Corp. 4,148 1,652,107 (7,923) (1.7)
O-I Glass, Inc. 60,938 725,162 29,860 6.3
Packaging Corp. of America 4,133 569,982 4,670 1.0
Peloton Interactive, Inc. 10,588 1,606,411 (4,870) (1.0)
Polaris, Inc. 5,439 518,228 (14,250) (3.0)
PulteGroup, Inc. 25,754 1,110,512 (34,768) (7.4)
Reliance Steel & Aluminum Co. 10,796 1,292,821 14,467 3.1
Sensient Technologies Corp. 16,947 1,250,180 (7,965) (1.7)
Silgan Holdings, Inc. 17,543 650,494 8,865 1.9
Steel Dynamics, Inc. 27,264 1,005,224 24,265 5.2
Tapestry, Inc. 43,771 1,360,403 9,630 2.0
Valvoline, Inc. 37,450 866,593 (14,606) (3.1)
Walgreens Boots Alliance, Inc. 14,312 570,763 3,149 0.7
Walmart, Inc. 24,209 3,489,727 (25,904) (5.5)
Worthington Industries, Inc. 11,163 573,108 8,261 1.8

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United Kingdom
Liberty Global plc (25,639) (606,362) 1,538 0.3
United States
Albemarle Corp. (9,207) (1,358,217) 20,255 4.3
Amcor plc (93,632) (1,102,049) (16,854) (3.6)
AptarGroup, Inc. (5,220) (714,566) (6,316) (1.3)
Ball Corp. (29,422) (2,741,542) (53,253) (11.3)
Casey's General Stores, Inc. (7,520) (1,343,222) 12,558 2.7
CenturyLink, Inc. (102,096) (995,436) 9,189 2.0
Columbia Sportswear Co. (16,306) (1,424,818) 11,088 2.4
Compass Minerals International, Inc. (13,174) (813,099) (10,671) (2.3)
Grocery Outlet Holding Corp. (42,861) (1,682,294) 48,004 10.2
Hasbro, Inc. (8,404) (786,110) (1,681) (0.4)
Helen of Troy Ltd. (5,406) (1,201,159) 29,084 6.2
Sherwin-Williams Co. (The) (857) (629,818) (4,773) (1.0)
Sprouts Farmers Market, Inc. (42,089) (845,989) 19,571 4.2
Sysco Corp. (7,044) (523,087) (3,029) (0.6)
T-Mobile US, Inc. (28,143) (3,795,084) (52,064) (11.1)
Toll Brothers, Inc. (24,769) (1,076,708) 41,612 8.8
TopBuild Corp. (6,556) (1,206,828) 44,187 9.4
United States Steel Corp. (79,491) (1,333,064) (36,566) (7.8)
US Foods Holding Corp. (22,493) (749,242) 4,274 0.9
VF Corp. (12,077) (1,031,497) 483 0.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.10% to 0.03%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
61 months
maturity
01/21/2025 $50,969,335 $286,017 $(46,563) $239,454
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Afterpay Ltd. 2,955 268,626 (2,626) (1.1)
AGL Energy Ltd. 233,549 2,155,745 (195,436) (81.6)
Ampol Ltd. 16,772 367,787 (18,903) (7.9)
Ansell Ltd. 23,575 630,209 (11,351) (4.7)
Aristocrat Leisure Ltd. 20,262 486,510 8,876 3.7
Aurizon Holdings Ltd. 687,172 2,064,560 (90,185) (37.7)
Australia & New Zealand Banking Group Ltd. 30,874 541,781 (19,246) (8.0)
Bendigo & Adelaide Bank Ltd. 94,612 681,605 (8,464) (3.5)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
BlueScope Steel Ltd. 113,459 1,532,240 (6,621) (2.8)
carsales.com Ltd. 58,934 910,295 (8,935) (3.7)
CIMIC Group Ltd. 77,868 1,464,709 (109,060) (45.5)
Coles Group Ltd. 51,653 721,666 (3,555) (1.5)
Fortescue Metals Group Ltd. 178,375 3,221,881 137,875 57.6
Harvey Norman Holdings Ltd. 424,590 1,534,380 (1,051) (0.4)
Incitec Pivot Ltd. 344,981 606,814 (7,414) (3.1)
JB Hi-Fi Ltd. 71,081 2,668,737 71,761 30.0
South32 Ltd. 216,127 413,055 (24,801) (10.4)
Suncorp Group Ltd. 65,528 493,129 (14,042) (5.9)
Telstra Corp. Ltd. 257,603 591,613 (13,981) (5.8)
Wesfarmers Ltd. 17,604 684,217 (15,823) (6.6)
Westpac Banking Corp. 22,072 328,460 (15,279) (6.4)
Worley Ltd. 120,181 1,061,512 (42,603) (17.8)
Short Positions
Common Stocks
Australia
Alumina Ltd. (1,442,577) (2,045,337) 11,444 4.8
APA Group (238,138) (1,771,859) 125,568 52.4
Atlas Arteria Ltd. (86,187) (433,385) (9,411) (3.9)
AusNet Services (796,585) (1,079,599) 41,070 17.2
Cochlear Ltd. (7,645) (1,115,523) 55,241 23.1
Commonwealth Bank of Australia (4,228) (268,740) 7,368 3.1
CSL Ltd. (2,312) (505,155) 8,517 3.6
Domino's Pizza Enterprises Ltd. (7,781) (520,923) 2,492 1.0
Insurance Australia Group Ltd. (195,516) (709,542) 55,514 23.2
Lendlease Corp. Ltd. (53,172) (537,612) 15,921 6.6
Macquarie Group Ltd. (15,175) (1,619,770) 36,494 15.2
Magellan Financial Group Ltd. (14,264) (590,792) 27,450 11.5
National Australia Bank Ltd. (55,772) (972,320) 51,546 21.5
NEXTDC Ltd. (35,401) (334,058) 291 0.1
Northern Star Resources Ltd. (76,426) (746,986) (7,441) (3.1)
Oil Search Ltd. (468,746) (1,343,397) (14,229) (5.9)
QBE Insurance Group Ltd. (60,599) (395,010) 69,202 28.9
Ramsay Health Care Ltd. (6,997) (336,211) 11,279 4.7
REA Group Ltd. (4,412) (505,383) 134 0.1
SEEK Ltd. (77,717) (1,703,935) 5 0.0
Seven Group Holdings Ltd. (53,752) (970,681) 6,498 2.7
Spark Infrastructure Group (469,122) (762,721) 18,460 7.7
Sydney Airport (196,235) (971,328) 25,446 10.6
Transurban Group (176,068) (1,855,371) 81,079 33.9
Washington H Soul Pattinson & Co. Ltd. (18,617) (433,067) 6,462 2.7
WiseTech Global Ltd. (26,347) (626,141) 16,445 6.9
Woodside Petroleum Ltd. (15,707) (275,590) 9,492 4.0
United States
James Hardie Industries plc (65,402) (1,938,321) 31,444 13.1

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the GBP/
USD 1 Week Forward FX
Swap Rate plus or minus a
specified spread (-0.02% to
0.02%), which is denominated
in GBP based on the local
currencies of the positions
within the swap.
61 months
maturity
01/21/2025 $149,621,181 $(202,319) $(39,657) $(241,976)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 381,760 1,212,391 (49,168) 20.3
Jordan
Hikma Pharmaceuticals plc 34,158 1,174,032 21,236 (8.8)
Russia
Evraz plc 406,471 2,597,724 (16,150) 6.7
South Africa
Anglo American plc 60,579 2,000,454 (53,160) 22.0
Switzerland
Coca-Cola HBC AG 47,026 1,522,845 5,270 (2.2)
United Kingdom
Aggreko plc 136,705 1,171,856 8,079 (3.3)
Associated British Foods plc 91,382 2,821,390 (45,146) 18.7
Avast plc 189,641 1,392,491 30,444 (12.6)
Aviva plc 1,070,927 4,763,519 (95,879) 39.6
BAE Systems plc 260,066 1,734,321 (22,122) 9.1
Barclays plc 1,168,518 2,344,157 17,451 (7.2)
Bellway plc 44,751 1,806,720 24,113 (10.0)
BT Group plc 1,116,569 2,012,570 (102,245) 42.3
Centrica plc 1,816,681 1,152,718 62,258 (25.7)
GlaxoSmithKline plc 69,224 1,266,658 (24,981) 10.3
Hays plc 609,952 1,196,552 11,258 (4.7)
IMI plc 87,300 1,391,162 (47,579) 19.7
Inchcape plc 135,292 1,191,011 (19,862) 8.2
Indivior plc 906,846 1,349,242 109,148 (45.1)
JD Sports Fashion plc 192,828 2,265,391 47,279 (19.5)
Kingfisher plc 873,752 3,228,638 (66,121) 27.3
M&G plc 1,073,450 2,897,426 (53,232) 22.0
Marks & Spencer Group plc 1,749,242 3,244,638 (84,430) 34.9
Mondi plc 58,453 1,369,663 (62,152) 25.7
Royal Mail plc 602,648 2,777,600 (66,494) 27.5
Sage Group plc (The) 233,576 1,854,646 (25,948) 10.7
Tate & Lyle plc 209,909 1,934,142 26,741 (11.1)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United Kingdom
Beazley plc (270,608) (1,349,246) (10,681) 4.4
Burberry Group plc (143,006) (3,492,221) 81,043 (33.5)
Croda International plc (37,940) (3,411,942) (125,783) 52.0
Halma plc (45,686) (1,530,037) (4,371) 1.8
Hargreaves Lansdown plc (120,303) (2,504,958) (20,095) 8.3
Hiscox Ltd. (157,690) (2,147,384) 21,012 (8.7)
HSBC Holdings plc (482,766) (2,493,602) 111,263 (46.0)
Informa plc (254,421) (1,902,399) (1,478) 0.6
InterContinental Hotels Group plc (34,468) (2,234,045) (37,558) 15.5
Intermediate Capital Group plc (49,015) (1,153,327) (19,238) 8.0
Intertek Group plc (20,873) (1,612,236) 60,489 (25.0)
Lloyds Banking Group plc (3,543,709) (1,766,743) (11,313) 4.7
Ocado Group plc (99,412) (3,108,624) (89,480) 37.0
Prudential plc (183,585) (3,375,755) (35,085) 14.5
Reckitt Benckiser Group plc (19,405) (1,731,978) (16,980) 7.0
Rolls-Royce Holdings plc (1,279,678) (1,936,698) 31,167 (12.9)
Schroders plc (28,837) (1,314,851) 2,590 (1.1)
Severn Trent plc (86,146) (2,689,309) 71,939 (29.7)
Spirax-Sarco Engineering plc (16,974) (2,620,172) 25,453 (10.5)
St James's Place plc (184,303) (2,851,919) 26,121 (10.8)
Taylor Wimpey plc (639,260) (1,445,981) (20,251) 8.4
Tesco plc (863,017) (2,723,480) (5,448) 2.3
Whitbread plc (42,042) (1,780,756) 35,638 (14.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HKD/
USD 1 Month Forward FX
Swap Rate plus or minus a
specified spread (-0.05% to
0.03%), which is denominated
in HKD based on the local
currencies of the positions
within the swap.
61 months
maturity
01/21/2025 $28,679,318 $54,531 $(386,412) $(331,881)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 116,500 353,138 (10,529) 3.2
Hong Kong
ASM Pacific Technology Ltd. 4,900 64,713 1,507 (0.5)
CK Asset Holdings Ltd. 247,500 1,266,433 (44,101) 13.3
CLP Holdings Ltd. 135,500 1,252,920 20,694 (6.2)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
Henderson Land Development Co. Ltd. 228,960 889,430 (8,402) 2.5
HKT Trust & HKT Ltd. 98,000 127,099 (1,450) 0.4
Hysan Development Co. Ltd. 230,000 842,445 (6,059) 1.8
Kerry Properties Ltd. 411,500 1,040,796 (18,651) 5.6
Man Wah Holdings Ltd. 594,400 1,289,365 133,137 (40.1)
Melco International Development Ltd. 110,000 214,230 (24) 0.0
New World Development Co. Ltd. 110,250 512,928 (13,259) 4.0
NWS Holdings Ltd. 280,000 260,169 6,262 (1.9)
Sino Land Co. Ltd. 176,000 229,032 (11,160) 3.4
Sun Hung Kai Properties Ltd. 33,000 422,036 (19,808) 6.0
WH Group Ltd. 2,470,500 2,071,643 (9,300) 2.8
Xinyi Glass Holdings Ltd. 84,000 234,952 22,579 (6.8)
Yue Yuen Industrial Holdings Ltd. 439,500 915,432 (30,187) 9.1
United Kingdom
CK Hutchison Holdings Ltd. 318,500 2,223,714 1,075 (0.3)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (420,200) (1,388,061) 18,472 (5.6)
Hong Kong
AIA Group Ltd. (99,400) (1,211,301) (45,152) 13.6
Hang Lung Properties Ltd. (333,000) (877,542) (18,459) 5.6
Hang Seng Bank Ltd. (80,900) (1,396,177) 30,344 (9.1)
Hong Kong & China Gas Co. Ltd. (1,385,165) (2,072,356) (14,026) 4.2
MTR Corp. Ltd. (476,287) (2,663,701) 36,452 (11.0)
Swire Properties Ltd. (330,600) (961,197) 19,627 (5.9)
Techtronic Industries Co. Ltd. (27,000) (385,922) (13,963) 4.2
Vitasoy International Holdings Ltd. (80,000) (311,614) 18,015 (5.4)
Wharf Real Estate Investment Co. Ltd. (286,000) (1,486,373) (29,155) 8.8
Macau
Galaxy Entertainment Group Ltd. (42,000) (326,951) (6,227) 1.9
Sands China Ltd. (69,600) (303,971) 7,109 (2.1)
SJM Holdings Ltd. (113,000) (126,693) 5,657 (1.7)
Wynn Macau Ltd. (568,800) (956,984) 33,513 (10.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the JPY/USD
1 Week Forward FX Swap
Rate plus or minus a specified
spread (-0.15% to 0.02%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
61 months
maturity
01/21/2025 $383,669,792 $(1,475,402) $(210,236) $(1,685,638)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Brother Industries Ltd. 130,500 2,693,973 64,619 (3.8)
Fujitsu Ltd. 20,700 2,991,884 128,662 (7.6)
Japan Post Insurance Co. Ltd. 109,000 2,234,949 38,204 (2.3)
Kajima Corp. 148,400 1,990,787 21,178 (1.3)
Mitsubishi Gas Chemical Co., Inc. 90,600 2,083,384 79,030 (4.7)
Mitsui Chemicals, Inc. 76,500 2,247,213 83,419 (4.9)
Nintendo Co. Ltd. 4,600 2,952,931 (58,783) 3.5
Nippon Express Co. Ltd. 34,500 2,320,702 (25,065) 1.5
Nitto Denko Corp. 23,000 2,060,341 110,938 (6.6)
Obayashi Corp. 398,200 3,438,286 (25,110) 1.5
Panasonic Corp. 178,200 2,077,319 38,128 (2.3)
Pola Orbis Holdings, Inc. 115,900 2,353,530 1,801 (0.1)
SCSK Corp. 35,600 2,035,804 35,822 (2.1)
Sekisui House Ltd. 104,800 2,134,965 106,057 (6.3)
Shimamura Co. Ltd. 26,900 2,826,516 78,248 (4.6)
Shimizu Corp. 319,000 2,322,096 (87,530) 5.2
Shinsei Bank Ltd. 219,200 2,707,964 121,921 (7.2)
Sony Corp. 20,600 2,075,823 75,677 (4.5)
Subaru Corp. 104,000 2,080,929 (96,310) 5.7
Taiheiyo Cement Corp. 99,000 2,479,861 (126,969) 7.5
Taisei Corp. 71,400 2,463,195 (9,133) 0.5
Teijin Ltd. 126,500 2,380,491 15,694 (0.9)
Tosoh Corp. 175,000 2,734,229 (81,013) 4.8
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (101,400) (3,326,565) (331,073) 19.6
Asahi Intecc Co. Ltd. (89,800) (3,279,973) (191,982) 11.4
Bandai Namco Holdings, Inc. (23,500) (2,035,118) 152,115 (9.0)
Chiba Bank Ltd. (The) (395,900) (2,184,684) (2,790) 0.2
Chugoku Electric Power Co., Inc. (The) (168,900) (1,982,132) 28,137 (1.7)
Daiwa Securities Group, Inc. (439,800) (2,003,217) 22,902 (1.4)
Idemitsu Kosan Co. Ltd. (103,800) (2,285,354) (19,469) 1.2
Japan Airport Terminal Co. Ltd. (43,900) (2,664,150) 243,163 (14.4)
Kansai Electric Power Co., Inc. (The) (217,800) (2,059,969) (48,362) 2.9
Keio Corp. (36,100) (2,800,819) (129,041) 7.7
Kikkoman Corp. (68,600) (4,774,352) (387,885) 23.0
Kintetsu Group Holdings Co. Ltd. (60,900) (2,668,962) (20,355) 1.2
Mitsubishi Motors Corp. (1,108,800) (2,332,862) (77,796) 4.6
Nippon Paint Holdings Co. Ltd. (25,200) (2,769,038) 86,281 (5.1)
Nissan Chemical Corp. (39,800) (2,495,642) (124,936) 7.4
Odakyu Electric Railway Co. Ltd. (115,600) (3,630,788) (41,585) 2.5
Oriental Land Co. Ltd. (20,900) (3,453,335) 110,228 (6.5)
Shiseido Co. Ltd. (50,500) (3,495,825) 8,857 (0.5)
Showa Denko KK (100,800) (2,150,838) (8,843) 0.5
Terumo Corp. (49,200) (2,058,837) (139,222) 8.3
Tokio Marine Holdings, Inc. (66,700) (3,436,488) (11,224) 0.7
TOTO Ltd. (43,900) (2,642,274) (146,114) 8.7
Toyota Industries Corp. (30,500) (2,423,259) (44,952) 2.7
Toyota Motor Corp. (44,700) (3,449,505) 13,992 (0.8)
Unicharm Corp. (46,800) (2,219,536) 18,516 (1.1)
Yamaha Corp. (42,700) (2,516,069) (137,660) 8.2

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Yaskawa Electric Corp. (39,900) (1,989,229) (135,815) 8.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
50-61 months
maturity
ranging from
01/13/2025
- 12/10/2025 $84,907,954 $(823,612) $(94,605) $(918,217)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Amundi SA 11,704 953,898 2,142 (0.2)
Arkema SA 9,991 1,143,189 (24,560) 2.7
Atos SE 33,977 3,102,633 928 (0.1)
Bouygues SA 38,410 1,579,726 (46,735) 5.1
Capgemini SE 3,395 528,100 38,237 (4.2)
Carrefour SA 149,737 2,564,160 20,667 (2.3)
Cie de Saint-Gobain 62,680 2,882,803 (125,762) 13.7
Cie Generale des Etablissements Michelin SCA 18,983 2,444,191 (17,774) 1.9
CNP Assurances 92,977 1,510,601 (3,773) 0.4
Dassault Aviation SA 603 656,621 (6,858) 0.7
Eiffage SA 5,535 535,024 (12,529) 1.4
Electricite de France SA 119,538 1,891,609 23,985 (2.6)
Engie SA 38,867 595,832 (1,343) 0.1
Eutelsat Communications SA 145,520 1,646,190 (48,829) 5.3
Ipsen SA 7,502 620,327 (7,590) 0.8
Legrand SA 18,902 1,690,909 63,762 (6.9)
Orange SA 160,836 1,914,757 (93,959) 10.2
Peugeot SA 27,404 750,476 44,886 (4.9)
Publicis Groupe SA 55,853 2,775,971 34,845 (3.8)
Rexel SA 122,613 1,935,244 118,877 (12.9)
Rubis SCA 28,790 1,330,910 (5,082) 0.6
Sanofi 28,932 2,804,177 (76,190) 8.3
Societe BIC SA 10,742 607,665 (58,163) 6.3
Sodexo SA 19,316 1,633,626 (98,907) 10.8
Luxembourg
SES SA 80,930 759,544 (18,937) 2.1
Switzerland
STMicroelectronics NV 26,793 991,227 10,968 (1.2)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
France
Aeroports de Paris (13,573) (1,756,029) 1,848 (0.2)
Airbus SE (13,844) (1,519,299) 63,718 (6.9)
Alstom SA (33,351) (1,899,643) (62,300) 6.8
AXA SA (81,780) (1,961,276) 20,374 (2.2)
Cie Plastic Omnium SA (28,204) (970,439) 11,650 (1.3)
Dassault Systemes SE (7,335) (1,487,682) (96,164) 10.5
Edenred (17,863) (1,014,462) (2,373) 0.3
EssilorLuxottica SA (3,342) (520,799) 6,372 (0.7)
Faurecia SE (17,390) (891,005) (20,662) 2.3
Getlink SE (44,345) (767,222) (20,163) 2.2
Iliad SA (9,479) (1,945,701) 104,034 (11.3)
Kering SA (1,180) (856,366) (28,632) 3.1
L'Oreal SA (3,131) (1,194,640) (39,250) 4.3
LVMH Moet Hennessy Louis Vuitton SE (7,239) (4,531,624) (126,963) 13.8
Orpea SA (14,923) (1,956,884) (26,996) 2.9
Pernod Ricard SA (7,604) (1,460,322) (1,652) 0.2
Remy Cointreau SA (13,960) (2,605,717) (134,343) 14.6
Renault SA (41,790) (1,829,230) 35,224 (3.8)
Safran SA (4,830) (684,575) 20,404 (2.2)
Suez SA (38,135) (755,808) (14,841) 1.6
TOTAL SE (82,248) (3,550,007) 156,016 (17.0)
Valeo SA (39,545) (1,559,824) (29,164) 3.2
Worldline SA (38,175) (3,708,630) (292,242) 31.8
Luxembourg
Eurofins Scientific SE (8,093) (678,532) (48,575) 5.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Floating Rate plus
or minus a specified spread
(-0.16% to 0.02%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
50-61 months
maturity
ranging from
01/13/2025
- 12/31/2025 $410,927,032 $(1,956,977) $(31,481) $(1,988,458)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Alphabet, Inc. 927 1,624,697 (23,379) 1.2
Amazon.com, Inc. 975 3,175,507 146,494 (7.4)
Associated Banc-Corp. 163,594 2,789,278 107,972 (5.4)
Autodesk, Inc. 5,950 1,816,773 152,059 (7.6)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Bank of New York Mellon Corp. (The) 44,589 1,892,357 73,572 (3.7)
Citigroup, Inc. 33,647 2,074,674 91,183 (4.6)
Facebook, Inc. 11,445 3,126,316 (54,478) 2.7
IDACORP, Inc. 18,910 1,815,927 61,458 (3.1)
Intel Corp. 69,300 3,452,526 (11,822) 0.6
Interpublic Group of Cos., Inc. (The) 67,805 1,594,774 (12,205) 0.6
Kimberly-Clark Corp. 11,881 1,601,915 (11,049) 0.6
Lowe's Cos., Inc. 10,782 1,730,619 4,097 (0.2)
ManpowerGroup , Inc. 19,741 1,780,243 592 (0.0)
Microsoft Corp. 11,803 2,625,223 125,348 (6.3)
NorthWestern Corp. 32,444 1,891,810 52,235 (2.6)
Popular, Inc. 40,677 2,290,929 156,026 (7.8)
Qurate Retail, Inc. 146,942 1,611,954 126,370 (6.4)
Target Corp. 16,717 2,951,052 41,124 (2.1)
Tyson Foods, Inc. 44,377 2,859,654 (201,738) 10.1
Short Positions
Common Stocks
United States
Ameren Corp. (29,696) (2,318,070) (7,721) 0.4
American Electric Power Co., Inc. (20,437) (1,701,789) 6,744 (0.3)
Aon plc (12,633) (2,668,974) (53,311) 2.7
Atmos Energy Corp. (21,377) (2,040,007) 49,595 (2.5)
Beyond Meat, Inc. (16,274) (2,034,250) 194,149 (9.8)
BlackRock, Inc. (2,744) (1,979,906) (55,587) 2.8
Burlington Stores, Inc. (8,200) (2,144,710) (198,030) 10.0
CenterPoint Energy, Inc. (117,067) (2,533,330) 69,070 (3.5)
Charter Communications, Inc. (4,188) (2,770,571) (73,164) 3.7
Church & Dwight Co., Inc. (26,324) (2,296,243) (20,796) 1.0
Commerce Bancshares, Inc. (51,428) (3,378,820) (115,713) 5.8
Cree, Inc. (19,677) (2,083,794) (187,288) 9.4
Digital Realty Trust, Inc. (11,160) (1,556,932) (108,922) 5.5
Duke Energy Corp. (20,093) (1,839,715) (3,416) 0.2
Edison International (28,853) (1,812,545) 1,639 (0.1)
Erie Indemnity Co. (9,332) (2,291,939) (168,349) 8.5
Expedia Group, Inc. (17,150) (2,270,660) (64,019) 3.2
First Financial Bankshares , Inc. (45,252) (1,636,991) (57,244) 2.9
First Republic Bank (13,469) (1,979,000) (231,128) 11.6
Five Below, Inc. (10,417) (1,822,767) (120,680) 6.1
Hain Celestial Group, Inc. (The) (60,036) (2,410,445) (184,311) 9.3
LendingTree, Inc. (5,875) (1,608,516) (42,101) 2.1
Live Nation Entertainment, Inc. (28,654) (2,105,496) (92,266) 4.6
Lyft, Inc. (49,176) (2,416,017) (75,090) 3.8
PNC Financial Services Group, Inc. (The) (13,074) (1,948,026) (73,305) 3.7
Starbucks Corp. (15,181) (1,624,063) (99,891) 5.0
SVB Financial Group (6,284) (2,437,124) (249,475) 12.5
Texas Capital Bancshares, Inc. (27,142) (1,614,949) (70,629) 3.6
Truist Financial Corp. (42,097) (2,017,709) (2,105) 0.1
Visa, Inc. (11,100) (2,427,903) (101,565) 5.1
Xcel Energy, Inc. (27,987) (1,865,893) (31,066) 1.6

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-2.83% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
50-62 months
maturity
ranging from
01/21/2025
- 12/29/2025 $50,162,927 $(96,517) $148 $(96,369)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alamos Gold, Inc. 50,705 442,957 (52,897) 54.9
Atco Ltd. 33,002 946,063 (11,280) 11.7
Canadian Tire Corp. Ltd. 4,386 576,565 3,915 (4.1)
CI Financial Corp. 84,143 1,043,111 (26,259) 27.2
Empire Co. Ltd. 40,098 1,095,930 6,496 (6.7)
Finning International, Inc. 51,516 1,093,941 (38,993) 40.5
George Weston Ltd. 5,861 437,791 (11,712) 12.2
iA Financial Corp., Inc. 22,602 979,793 (8,881) 9.2
Keyera Corp. 20,311 360,936 (13,040) 13.5
Kinross Gold Corp. 134,544 987,227 (26,320) 27.3
Linamar Corp. 17,493 926,528 (31,632) 32.8
Magna International, Inc. 6,427 454,974 37,497 (38.9)
Manulife Financial Corp. 53,572 953,261 7,937 (8.2)
Methanex Corp. 9,137 419,847 17,847 (18.5)
Open Text Corp. 9,249 420,270 (2,664) 2.8
Parkland Corp. 12,067 382,894 (22,164) 23.0
Quebecor, Inc. 17,836 459,036 (7,232) 7.5
Stantec , Inc. 17,569 569,761 10,104 (10.5)
TFI International, Inc. 15,226 783,848 (12,920) 13.4
Thomson Reuters Corp. 9,001 736,683 10,595 (11.0)
Tourmaline Oil Corp. 77,331 1,042,501 (26,383) 27.4
West Fraser Timber Co. Ltd. 17,711 1,137,879 (37,546) 39.0
Yamana Gold, Inc. 173,377 990,220 (29,840) 31.0
Chile
Lundin Mining Corp. 45,074 400,138 33,775 (35.0)
Ivory Coast
Endeavour Mining Corp. 18,835 438,285 (17,412) 18.1
Kyrgyzstan
Centerra Gold, Inc. 61,108 707,622 (12,442) 12.9
United States
BRP, Inc. 13,697 904,848 (23,048) 23.9

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (21,512) (898,404) 30,282 (31.4)
Canada
Air Canada (47,587) (851,250) 32,326 (33.5)
Algonquin Power & Utilities Corp. (25,999) (427,904) (5,804) 6.0
AltaGas Ltd. (48,905) (719,225) (768) 0.8
BlackBerry Ltd. (60,020) (397,964) 84,098 (87.3)
Brookfield Asset Management, Inc. (38,379) (1,586,537) (21,155) 22.0
CAE, Inc. (29,688) (822,606) (52,491) 54.5
Cameco Corp. (104,549) (1,400,393) (27,651) 28.7
Canada Goose Holdings, Inc. (16,371) (486,667) 29,747 (30.9)
Canopy Growth Corp. (22,257) (547,639) 35,207 (36.5)
Dollarama, Inc. (14,015) (571,214) 25,628 (26.6)
Element Fleet Management Corp. (147,361) (1,548,975) (48,249) 50.1
Emera, Inc. (31,844) (1,353,414) 7,149 (7.4)
Franco-Nevada Corp. (7,240) (907,773) 81,276 (84.3)
Gildan Activewear , Inc. (27,887) (779,714) (18,603) 19.3
Innergex Renewable Energy, Inc. (37,791) (812,585) (62,879) 65.2
Intact Financial Corp. (6,168) (730,333) 2,894 (3.0)
Inter Pipeline Ltd. (69,896) (651,792) 55,943 (58.1)
Premium Brands Holdings Corp. (8,392) (664,095) 12,137 (12.6)
Restaurant Brands International, Inc. (29,021) (1,774,456) 28,403 (29.5)
Royal Bank of Canada (12,531) (1,029,631) (1,521) 1.6
Saputo, Inc. (35,405) (991,028) 10,277 (10.7)
TMX Group Ltd. (6,992) (698,376) 5,793 (6.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR plus or minus a
specified spread (-1.35% to
0.23%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
50-61 months
maturity
ranging from
01/21/2025
- 12/24/2025 $39,676,671 $(31,104) $16,660 $(14,444)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Italy
A2A SpA 1,105,572 1,772,088 41,700 (288.7)
Assicurazioni Generali SpA 79,057 1,384,161 462 (3.2)
Azimut Holding SpA 8,061 175,199 2,227 (15.4)
Banca Generali SpA 39,297 1,314,319 18,909 (130.9)
Banco BPM SpA 979,781 2,173,885 8,797 (60.9)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Italy (continued)
Buzzi Unicem SpA 78,601 1,876,419 (1,708) 11.8
DiaSorin SpA 11 2,297 4 (0.0)
Enel SpA 18,515 188,385 3,482 (24.1)
Hera SpA 415,268 1,511,135 (3,995) 27.7
Italgas SpA 217,197 1,383,548 18,187 (125.9)
Poste Italiane SpA 144,488 1,477,934 (3,223) 22.3
Prysmian SpA 26,728 951,320 50,123 (347.0)
Telecom Italia SpA 2,429,648 1,127,721 14,413 (99.8)
UniCredit SpA 146,838 1,375,784 (21,130) 146.3
Unipol Gruppo SpA 410,730 1,973,724 (2,332) 16.1
United Kingdom
CNH Industrial NV 46,694 586,963 49,914 (345.6)
Short Positions
Common Stocks
Italy
Amplifon SpA (26,979) (1,121,414) (19,005) 131.6
Atlantia SpA (5,390) (97,332) (31) 0.2
Autogrill SpA (59,888) (402,494) 5,808 (40.2)
Davide Campari-Milano NV (167,517) (1,920,136) (23,004) 159.3
Eni SpA (83,788) (874,723) 11,384 (78.8)
Ferrari NV (6,593) (1,529,190) (50,850) 352.0
FinecoBank Banca Fineco SpA (178,419) (2,942,490) (92,235) 638.6
Freni Brembo SpA (78,480) (1,040,516) (5,904) 40.9
Infrastrutture Wireless Italiane SpA (119,700) (1,451,061) 20,102 (139.2)
Leonardo SpA (138,686) (1,002,447) (10,351) 71.7
Mediobanca Banca di Credito Finanziario SpA (285,083) (2,638,964) (45,951) 318.1
Moncler SpA (5,957) (366,240) (9,998) 69.2
Nexi SpA (40,193) (799,805) 6,882 (47.6)
Pirelli & C SpA (213,408) (1,156,911) 64,570 (447.0)
Recordati Industria Chimica e Farmaceutica SpA (2,725) (151,534) (3,665) 25.4
Saipem SpA (648,446) (1,760,208) (37,936) 262.6
Salvatore Ferragamo SpA (40,062) (777,912) (12,459) 86.3
Snam SpA (38,421) (216,986) (2,447) 16.9
Terna Rete Elettrica Nazionale SpA (15,531) (119,343) (2,778) 19.2
United States
Tenaris SA (3,959) (32,083) 934 (6.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SIBOR
plus or minus a specified
spread (-1.50% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
50-62 months
maturity
ranging from
01/21/2025
- 12/10/2025 $6,839,426 $16,455 $8,927 $25,382
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 37,800 133,087 9,749 38.4
Yangzijiang Shipbuilding Holdings Ltd. 1,750,800 1,265,659 27,012 106.4
Singapore
ComfortDelGro Corp. Ltd. 858,900 1,088,306 (42,127) (166.0)
Genting Singapore Ltd. 663,900 427,579 (9,336) (36.8)
Jardine Cycle & Carriage Ltd. 47,700 706,671 (18,440) (72.6)
Short Positions
Common Stocks
Singapore
CapitaLand Ltd. (67,900) (168,478) 522 2.1
City Developments Ltd. (58,600) (353,250) 4,084 16.1
DBS Group Holdings Ltd. (18,912) (358,396) 551 2.2
Keppel Corp. Ltd. (155,300) (632,442) (1,447) (5.7)
SATS Ltd. (73,500) (221,769) 9,488 37.4
Singapore Airlines Ltd. (248,800) (807,288) 23,787 93.7
Singapore Technologies Engineering Ltd. (168,600) (487,941) 10,777 42.5
Singapore Telecommunications Ltd. (62,800) (109,658) 1,196 4.7
United Overseas Bank Ltd. (2,300) (39,202) 562 2.2
Venture Corp. Ltd. (2,700) (39,700) 77 0.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Floating Rate plus
or minus a specified spread
(-4.96% to 0.20%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
50-62 months
maturity
ranging from
01/22/2025
- 12/31/2025 $193,632,453 $208,030 $(185,585) $22,445
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
AGCO Corp. 20,586 2,122,211 67,728 301.8
Alexion Pharmaceuticals, Inc. 9,368 1,463,656 (15,832) (70.5)
Apple, Inc. 12,221 1,621,604 42,835 190.8
Arrow Electronics, Inc. 29,995 2,918,514 (56,991) (253.9)
Avnet, Inc. 44,027 1,545,788 70,003 311.9
Cardinal Health, Inc. 41,944 2,246,521 (27,683) (123.3)
Cisco Systems, Inc. 50,166 2,244,928 (3,467) (15.4)
Crane Co. 19,890 1,544,657 4,177 18.6

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Hill-Rom Holdings, Inc. 12,053 1,180,832 (10,486) (46.7)
HP, Inc. 63,807 1,569,014 23,609 105.2
Huntington Ingalls Industries, Inc. 7,422 1,265,303 74 0.3
Jabil, Inc. 36,819 1,565,912 (57,438) (255.9)
Johnson & Johnson 7,513 1,182,396 28,249 125.9
Johnson Controls International plc 43,310 2,017,813 6,063 27.0
McKesson Corp. 6,739 1,172,047 6,806 30.3
Medtronic plc 12,349 1,446,562 22,228 99.0
Merck & Co., Inc. 18,129 1,482,952 35,895 159.9
PRA Health Sciences, Inc. 9,389 1,177,756 38,119 169.8
Quanta Services, Inc. 20,190 1,454,084 64,501 287.4
Regal Beloit Corp. 12,749 1,565,705 65,402 291.4
SYNNEX Corp. 23,287 1,896,493 (46,757) (208.3)
Timken Co. (The) 17,998 1,392,325 20,338 90.6
United Therapeutics Corp. 9,040 1,372,182 30,284 134.9
Universal Health Services, Inc. 8,331 1,145,512 (18,578) (82.8)
Vertex Pharmaceuticals, Inc. 5,748 1,358,482 (3,334) (14.9)
Vishay Intertechnology , Inc. 89,325 1,849,921 40,196 179.1
World Fuel Services Corp. 58,455 1,821,458 4,092 18.2
Short Positions
Common Stocks
United States
Adaptive Biotechnologies Corp. (20,569) (1,216,245) (33,527) (149.4)
Arista Networks, Inc. (4,126) (1,198,892) (21,455) (95.6)
Baker Hughes Co. (64,371) (1,342,135) 41,841 186.4
Boeing Co. (The) (8,979) (1,922,045) 63,038 280.9
Cognex Corp. (18,693) (1,500,768) (9,253) (41.2)
Deere & Co. (5,457) (1,468,206) (24,666) (109.9)
Elanco Animal Health, Inc. (60,024) (1,840,936) (10,804) (48.1)
Exact Sciences Corp. (8,801) (1,166,044) 31,244 139.2
GATX Corp. (14,883) (1,237,968) (1,339) (6.0)
HealthEquity , Inc. (23,612) (1,645,993) (98,394) (438.4)
Hess Corp. (31,520) (1,663,941) 122,299 544.9
Honeywell International, Inc. (9,271) (1,971,942) (8,643) (38.5)
II-VI, Inc. (31,484) (2,391,525) (82,172) (366.1)
Ingersoll Rand, Inc. (39,865) (1,816,249) (4,784) (21.3)
Intuitive Surgical, Inc. (1,700) (1,390,770) (65,144) (290.2)
Jacobs Engineering Group, Inc. (11,593) (1,263,173) (22,722) (101.2)
Ligand Pharmaceuticals, Inc. (11,470) (1,140,692) 14,108 62.9
Littelfuse , Inc. (4,864) (1,238,666) (19,067) (84.9)
Occidental Petroleum Corp. (72,353) (1,252,430) 135,301 602.8
Pure Storage, Inc. (53,746) (1,215,197) (16,124) (71.8)
Trex Co., Inc. (30,749) (2,574,306) (37,514) (167.1)
Trinity Industries, Inc. (52,815) (1,393,788) (35,396) (157.7)
Woodward, Inc. (10,942) (1,329,781) (38,015) (169.4)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-1.50% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
5-40 months
maturity
05/12/2021 $50,582,460 $(222,603) $(8,050) $(230,653)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 37,404 815,012 13,154 (5.7)
Switzerland
Adecco Group AG (Registered) 50,674 3,375,059 (24,234) 10.5
Belimo Holding AG (Registered) 5 43,438 1,253 (0.5)
BKW AG 5,489 618,503 12,321 (5.3)
Bucher Industries AG (Registered) 543 249,054 4,420 (1.9)
Cie Financiere Richemont SA (Registered) 1,023 92,420 (939) 0.4
Credit Suisse Group AG (Registered) 221,036 2,853,769 29,526 (12.8)
DKSH Holding AG 4,544 340,445 8,377 (3.6)
dormakaba Holding AG 2,005 1,138,468 29,419 (12.8)
Galenica AG 8,281 549,945 2,475 (1.1)
Geberit AG (Registered) 642 401,873 13,249 (5.7)
Helvetia Holding AG (Registered) 5,354 565,514 11,743 (5.1)
Kuehne + Nagel International AG (Registered) 660 149,766 (836) 0.4
LafargeHolcim Ltd. (Registered) 58,264 3,197,983 40,525 (17.6)
Novartis AG (Registered) 17,694 1,666,031 36,559 (15.9)
OC Oerlikon Corp. AG (Registered) 45,352 470,563 17,707 (7.7)
Roche Holding AG 7,755 2,701,055 (3,980) 1.7
Sonova Holding AG (Registered) 8,529 2,218,338 37,710 (16.3)
Sulzer AG (Registered) 2,809 297,070 (5,817) 2.5
Swatch Group AG (The) 2,449 665,744 5,827 (2.5)
Swiss Life Holding AG (Registered) 1,326 618,540 5,842 (2.5)
Tecan Group AG (Registered) 496 243,279 17,037 (7.4)
UBS Group AG (Registered) 44,336 624,244 (1,577) 0.7
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (31,371) (879,932) (23,347) 10.1
Alcon, Inc. (27,225) (1,807,635) (52,600) 22.8
Bachem Holding AG (Registered) (756) (338,095) (22,442) 9.7
Baloise Holding AG (Registered) (794) (141,072) 557 (0.2)
Barry Callebaut AG (Registered) (380) (905,590) (19,589) 8.5
Chocoladefabriken Lindt & Spruengli AG (100) (974,725) (17,379) 7.5
Clariant AG (Registered) (19,798) (420,034) (8,419) 3.7
Dufry AG (Registered) (42,446) (2,673,887) (73,115) 31.7

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
EMS- Chemie Holding AG (Registered) (1,092) (1,050,463) (20,899) 9.1
Flughafen Zurich AG (Registered) (2,848) (502,505) 2,400 (1.0)
Givaudan SA (Registered) (163) (689,624) (14,248) 6.2
Idorsia Ltd. (56,629) (1,634,158) (19,658) 8.5
Logitech International SA (Registered) (363) (35,245) (1,518) 0.7
Lonza Group AG (Registered) (636) (409,690) (8,469) 3.7
Partners Group Holding AG (818) (961,184) (25,443) 11.0
Schindler Holding AG (1,349) (364,821) 3,335 (1.4)
SIG Combibloc Group AG (4,412) (102,726) (4,095) 1.8
Sika AG (Registered) (10,929) (2,979,172) (57,845) 25.1
Straumann Holding AG (Registered) (1,693) (1,983,216) (20,872) 9.0
Swiss Re AG (15,794) (1,488,003) 1,517 (0.7)
Swisscom AG (Registered) (1,252) (674,249) (8,814) 3.8
Temenos AG (Registered) (20,877) (2,908,784) (9,850) 4.3
VAT Group AG (384) (96,118) (3,022) 1.3
Vifor Pharma AG (9,695) (1,523,789) (56,262) 24.4
Zurich Insurance Group AG (2,709) (1,141,630) (12,287) 5.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.66% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
4-37 months
maturity
02/12/2021 $29,204,129 $(299,896) $(35,340) $(335,236)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 572 1,272,844 (1,540) 0.5
Carlsberg A/S 24,051 3,855,674 37,316 (11.1)
Coloplast A/S 4,888 747,516 4,702 (1.4)
Demant A/S 3,203 126,601 4,512 (1.3)
FLSmidth & Co. A/S 20,699 791,510 34,907 (10.4)
Genmab A/S 3,440 1,394,899 17,386 (5.2)
GN Store Nord A/S 6,247 497,974 (3,186) 1.0
H Lundbeck A/S 24,657 844,109 (11,117) 3.3
Novo Nordisk A/S 8,005 558,422 (16,325) 4.9
Pandora A/S 37,316 4,176,326 334,791 (99.9)
ROCKWOOL International A/S 2,816 1,053,905 70,311 (21.0)
Royal Unibrew A/S 1,766 204,501 7,671 (2.3)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (47,166) (2,026,223) (338,645) 101.0
Chr Hansen Holding A/S (26,465) (2,734,409) (103,965) 31.0
DSV Panalpina A/S (10,338) (1,737,423) (37,135) 11.1
ISS A/S (109,399) (1,881,841) 50,280 (15.0)
Novozymes A/S (22,868) (1,302,560) (16,681) 5.0
Orsted A/S (10,451) (2,138,330) (238,817) 71.2
SimCorp A/S (4,795) (712,903) (40,039) 11.9
Tryg A/S (22,104) (695,197) (13,905) 4.1
Vestas Wind Systems A/S (1,909) (450,962) (40,417) 12.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-4.00% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
12-49 months
maturity
12/16/2021 $149,327,210 $(1,163,362) $106,476 $(1,056,886)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 40,794 2,166,451 (11,727) 1.1
Finland
Kone OYJ 15,428 1,257,076 6,293 (0.6)
Nokia OYJ 609,185 2,352,870 (95,232) 9.0
UPM- Kymmene OYJ 43,136 1,608,612 18,700 (1.8)
Valmet OYJ 48,170 1,384,911 65,475 (6.2)
Germany
Aurubis AG 21,126 1,648,644 14,935 (1.4)
Bayer AG (Registered) 29,570 1,742,004 (31,541) 3.0
Bayerische Motoren Werke AG 21,805 1,924,435 (41,183) 3.9
Brenntag AG 16,393 1,274,745 (19,530) 1.8
Continental AG 14,604 2,173,590 77,752 (7.4)
Deutsche Post AG (Registered) 36,368 1,801,517 (40,305) 3.8
Fresenius Medical Care AG & Co. KGaA 31,191 2,600,936 (31,522) 3.0
HOCHTIEF AG 22,336 2,173,552 39,264 (3.7)
HUGO BOSS AG 69,968 2,324,959 (81,568) 7.7
LANXESS AG 18,731 1,424,505 (25,108) 2.4
Scout24 AG 19,356 1,581,653 (27,151) 2.6
Software AG 37,738 1,537,062 (30,678) 2.9
Uniper SE 36,769 1,274,040 (11,823) 1.1

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands
ASM International NV 11,471 2,503,215 133,143 (12.6)
ASR Nederland NV 37,931 1,517,660 27,715 (2.6)
Koninklijke Ahold Delhaize NV 145,123 4,094,114 (35,424) 3.4
Randstad NV 35,825 2,319,049 (76,108) 7.2
Signify NV 70,646 2,966,157 (7,398) 0.7
Spain
Enagas SA 87,262 1,919,741 (153,741) 14.5
Endesa SA 108,157 2,966,630 (41,223) 3.9
Red Electrica Corp. SA 101,313 2,080,065 16,009 (1.5)
Repsol SA 125,687 1,266,186 (6,039) 0.6
United Kingdom
Dialog Semiconductor plc 28,192 1,536,268 112,905 (10.7)
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (18,919) (1,319,917) 38,339 (3.6)
Umicore SA (37,772) (1,815,514) (5,752) 0.5
Finland
Neste OYJ (25,285) (1,835,786) (51,575) 4.9
Sampo OYJ (76,468) (3,269,279) (16,999) 1.6
Germany
adidas AG (7,811) (2,841,681) (26,221) 2.5
Beiersdorf AG (11,915) (1,369,744) (5,574) 0.5
CTS Eventim AG & Co. KGaA (33,694) (2,252,151) (87,186) 8.2
Delivery Hero SE (10,015) (1,566,236) (103,437) 9.8
Deutsche Lufthansa AG (Registered) (149,876) (1,983,131) (216,946) 20.5
E.ON SE (188,450) (2,086,752) 5,356 (0.5)
Evotec SE (79,944) (2,954,081) (194,682) 18.4
MTU Aero Engines AG (5,139) (1,339,579) (55,443) 5.2
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) (5,927) (1,761,067) 47,163 (4.5)
Rational AG (1,775) (1,651,258) (88,517) 8.4
Stroeer SE & Co. KGaA (12,225) (1,208,124) (28,141) 2.7
thyssenkrupp AG (166,424) (1,649,110) (43,944) 4.2
Netherlands
Heineken NV (36,540) (4,071,978) (70,437) 6.7
OCI NV (84,215) (1,620,218) 12,510 (1.2)
SBM Offshore NV (190,000) (3,589,456) 42,424 (4.0)
Spain
Amadeus IT Group SA (35,845) (2,645,980) (5,184) 0.5
Cellnex Telecom SA (66,211) (3,976,167) 65,795 (6.2)
Ferrovial SA (74,937) (2,072,044) 84,351 (8.0)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
7-37 months
maturity
02/12/2021 $14,068,185 $(78,947) $(2,493) $(81,440)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 72,867 3,022,928 20,152 (24.7)
Norway
Leroy Seafood Group ASA 107,281 756,918 34,246 (42.1)
Norsk Hydro ASA 148,031 688,948 (6,125) 7.5
Orkla ASA 151,343 1,536,500 40,460 (49.7)
Salmar ASA 12,080 707,776 37,808 (46.4)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (14,443) (1,031,168) (87,344) 107.2
France
Adevinta ASA (15,310) (257,362) (7,188) 8.8
Norway
Equinor ASA (127,056) (2,144,259) 20,596 (25.3)
Gjensidige Forsikring ASA (40,771) (909,983) (23,990) 29.5
Mowi ASA (46,019) (1,025,119) (46,226) 56.8
TOMRA Systems ASA (21,914) (1,078,069) (62,219) 76.4
United Kingdom
Subsea 7 SA (88,484) (909,155) 883 (1.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-1.13% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
2-37 months
maturity
02/12/2021 $40,373,701 $(9,404) $(35,883) $(45,287)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Alfa Laval AB 17,666 487,873 7,718 (17.0)
Axfood AB 1,729 40,278 96 (0.2)
Boliden AB 17,057 605,137 16,429 (36.3)
Electrolux AB 54,337 1,264,255 (11,486) 25.4
Epiroc AB 15,640 284,253 39 (0.1)
Essity AB 28,397 914,928 2,352 (5.2)
Evolution Gaming Group AB 4,025 404,652 18,894 (41.7)
Getinge AB 137,123 3,208,909 90,829 (200.6)
Hennes & Mauritz AB 9,679 203,182 (6,048) 13.4
Hexpol AB 13,017 139,369 (512) 1.1
Holmen AB 1,555 74,571 552 (1.2)
Husqvarna AB 93,907 1,218,720 10,440 (23.1)
Sandvik AB 57,684 1,422,693 1,207 (2.7)
Securitas AB 65,535 1,057,316 (14,045) 31.0
Skanska AB 60,457 1,540,688 23,952 (52.9)
SKF AB 42,818 1,114,093 (6,574) 14.5
Svenska Handelsbanken AB 128,447 1,294,750 10,977 (24.2)
Swedish Match AB 11,326 881,398 (55) 0.1
Swedish Orphan Biovitrum AB 65,282 1,313,760 (17,738) 39.2
Telefonaktiebolaget LM Ericsson 112,635 1,339,845 (28,630) 63.2
Trelleborg AB 76,648 1,702,506 (6,241) 13.8
Volvo AB 26,608 629,894 (4,331) 9.6
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (43,463) (1,709,658) 64,666 (142.8)
Finland
Nordea Bank Abp (55,129) (451,804) 14,720 (32.5)
Sweden
AAK AB (27,383) (553,691) 5,270 (11.6)
Assa Abloy AB (9,958) (246,082) (2,723) 6.0
Atlas Copco AB (63,061) (3,241,109) 44,884 (99.1)
BillerudKorsnas AB (44,241) (778,593) 8,747 (19.3)
Elekta AB (56,229) (753,302) 11,013 (24.3)
Embracer Group AB (991) (23,583) (1,056) 2.3
EQT AB (76,953) (1,953,350) (163,292) 360.6
Hexagon AB (12,992) (1,191,133) (49,684) 109.7
Indutrade AB (13,432) (287,530) (5,699) 12.6
Lifco AB (1,800) (172,209) (5,252) 11.6
Nibe Industrier AB (25,464) (835,061) (26,123) 57.7
Saab AB (35,771) (1,040,799) 8,021 (17.7)
Sinch AB (132) (21,467) (2,332) 5.1
Skandinaviska Enskilda Banken AB (38,814) (399,687) (1,453) 3.2
SSAB AB (220,172) (780,484) 29,215 (64.5)
Svenska Cellulosa AB SCA (178,987) (3,129,433) (44,325) 97.9
Sweco AB (20,523) (376,656) 13,694 (30.2)
Swedbank AB (15,110) (265,035) (2,222) 4.9
Tele2 AB (34,961) (462,464) 5,781 (12.8)
Telia Co. AB (134,993) (557,501) 921 (2.0)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2020
Collateral pledged to, or (received from), each counterparty at December 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Cash $ (430,018) $ – $ (430,018)
BARC
Cash – 729,378 729,378
U.S. Treasury Bills – 9,127,219 9,127,219
CITI
Cash (770,051) – (770,051)
Investment Companies 997,993 – 997,993
DTBK
Cash 34,767,001 – 34,767,001
GSIN
U.S. Treasury Bills 27,619,565 – 27,619,565
JPMC
Investment Companies 22,660,147 – 22,660,147
MSIP
U.S. Treasury Bills 19,743,053 – 19,743,053

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 108.9%
COMMON STOCKS - 27.8%
Australia - 0.8%
Afterpay Ltd. (2)* 249 22,636
Ansell Ltd. (2) 215 5,747
Aurizon Holdings Ltd. (2) 38,644 116,103
BHP Group Ltd. (2) 2,222 72,603
BHP Group plc (2) 755 19,935
BlueScope Steel Ltd. (2) 13,270 179,209
CIMIC Group Ltd. (2)* 331 6,226
Coles Group Ltd. (2) 454 6,343
Fortescue Metals Group Ltd. (2) 20,752 374,831
Harvey Norman Holdings Ltd. (2) 11,922 43,084
JB Hi-Fi Ltd. (2) 2,301 86,391
Rio Tinto plc (2) 328 24,690
South32 Ltd. (2) 23,153 44,249
Suncorp Group Ltd. (2) 1,062 7,992
Worley Ltd. (2) 3,112 27,487
1,037,526
—
Austria - 0.0% (a)
ams AG (2)* 2,069 45,082
Belgium - 0.0% (a)
Ageas SA/NV (2) 466 24,748
Etablissements Franz Colruyt NV
(2) 103 6,099
Proximus SADP (2) 311 6,143
36,990
—
Brazil - 0.1%
Yara International ASA (2) 4,213 174,779
Canada - 0.9%
Agnico Eagle Mines Ltd. 163 11,472
Bank of Nova Scotia (The) 688 37,186
Barrick Gold Corp. 1,242 28,296
Canadian Tire Corp. Ltd., Class A 455 59,812
Cenovus Energy, Inc. 17,551 106,859
CGI, Inc. * 252 19,993
Constellation Software, Inc. 4 5,194
Keyera Corp. 3,956 70,300
Kinross Gold Corp. 32,824 240,850
Magna International, Inc. 182 12,884
Manulife Financial Corp. 6,727 119,700
Nutrien Ltd. 490 23,574
Onex Corp. 4,899 281,186
Parkland Corp. 89 2,824
Shopify, Inc., Class A * 54 60,975
Suncor Energy, Inc. 2,159 36,212
Teck Resources Ltd., Class B 5,205 94,458
Topicus.com, Inc. (2)* 7 28
Toronto-Dominion Bank (The) 230 12,995
WSP Global, Inc. 76 7,200
Yamana Gold, Inc. 8,557 48,872
1,280,870
—
China - 0.1%
Yangzijiang Shipbuilding Holdings
Ltd. (2) 234,500 169,521
INVESTMENTS SHARES VALUE ($)
Denmark - 0.4%
AP Moller - Maersk A/S, Class B (2) 43 95,686
Genmab A/S (2)* 119 48,254
Novo Nordisk A/S, Class B (2) 1,055 73,596
Pandora A/S (2)(b) 3,102 347,169
564,705
—
Finland - 0.3%
Huhtamaki OYJ (2) 269 13,950
Kone OYJ, Class B (2) 128 10,429
Nokia OYJ (2)* 31,477 121,574
Nokian Renkaat OYJ (2) 162 5,706
Orion OYJ, Class B (2) 2,783 127,837
UPM-Kymmene OYJ (2) 943 35,166
Valmet OYJ (2) 2,110 60,664
375,326
—
France - 0.8%
Atos SE (2)* 2,547 232,580
BNP Paribas SA (2)* 836 44,134
Cie de Saint-Gobain (2) 1,550 71,288
Cie Generale des Etablissements
Michelin SCA (2) 221 28,455
Electricite de France SA (2) 7,416 117,353
Eutelsat Communications SA (2) 2,282 25,815
Ipsen SA (2) 107 8,848
Orange SA (2) 1,612 19,191
Peugeot SA (2)*(b) 7,960 217,990
Publicis Groupe SA (2) 447 22,217
Rexel SA (2)* 7,178 113,293
Rubis SCA (2) 715 33,053
Sanofi (2) 443 42,937
SEB SA (2) 181 32,912
Societe BIC SA (2) 1,126 63,697
Sodexo SA (2) 322 27,233
1,100,996
—
Germany - 0.9%
Aurubis AG (2) 2,481 193,613
Bayer AG (Registered) (2)(b) 1,581 93,139
Bayerische Motoren Werke AG (2) 1,228 108,379
Brenntag AG (2) 184 14,308
Continental AG (2) 418 62,213
Daimler AG (Registered) (2) 108 7,655
Deutsche Post AG (Registered) (2) 245 12,136
Fresenius Medical Care AG & Co.
KGaA (2) 1,023 85,305
GEA Group AG (2) 206 7,368
HeidelbergCement AG (2) 1,436 106,918
HelloFresh SE (2)* 1,212 93,751
HOCHTIEF AG (2) 666 64,810
HUGO BOSS AG (2) 1,562 51,904
LANXESS AG (2) 337 25,629
METRO AG (2) 546 6,133
MorphoSys AG (2)* 28 3,274
ProSiebenSat.1 Media SE (2)* 1,689 28,436
Rheinmetall AG (2) 664 70,303
Software AG (2) 554 22,564
Volkswagen AG (Preference) (2) 886 165,579
1,223,417
—

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
Hong Kong - 0.3%
CK Asset Holdings Ltd. (2) 7,500 38,377
Hong Kong Exchanges & Clearing
Ltd. (2) 800 43,881
Kerry Properties Ltd. (2) 48,000 121,405
Swire Pacific Ltd., Class A (2) 3,500 19,279
WH Group Ltd. (2)(c) 187,000 156,810
Yue Yuen Industrial Holdings Ltd.
(2) 5,000 10,414
390,166
—
Italy - 0.3%
A2A SpA (2) 62,289 99,841
Banca Generali SpA (2) 406 13,579
Banco BPM SpA (2) 49,701 110,274
Buzzi Unicem SpA (2) 816 19,480
Hera SpA (2) 3,242 11,797
Poste Italiane SpA (2)(c) 4,804 49,139
Prysmian SpA (2) 445 15,839
Telecom Italia SpA (2) 25,707 11,932
Unipol Gruppo SpA (2)* 25,530 122,682
454,563
—
Japan - 1.6%
Aisin Seiki Co. Ltd. (2) 600 17,994
Alfresa Holdings Corp. (2) 800 14,663
Alps Alpine Co. Ltd. (2) 1,300 17,153
Benesse Holdings, Inc. (2) 900 17,583
Brother Industries Ltd. (2) 3,500 72,252
Calbee, Inc. (2) 1,100 33,159
Daicel Corp. (2) 1,100 8,040
Electric Power Development Co.
Ltd. (2) 600 8,280
ENEOS Holdings, Inc. (2) 9,600 34,480
Fujitsu Ltd. (2) 400 57,814
GungHo Online Entertainment, Inc.
(2) 3,630 81,273
Hitachi Ltd. (2) 1,200 47,363
Honda Motor Co. Ltd. (2) 1,200 33,860
Hoya Corp. (2) 500 69,247
Japan Post Insurance Co. Ltd. (2) 2,300 47,159
JGC Holdings Corp. (2) 2,800 26,225
Kajima Corp. (2) 400 5,366
Kaken Pharmaceutical Co. Ltd. (2) 200 7,729
Kamigumi Co. Ltd. (2) 5,000 91,343
Kinden Corp. (2) 600 9,771
Koito Manufacturing Co. Ltd. (2) 200 13,611
K's Holdings Corp. (2) 2,100 29,261
Mabuchi Motor Co. Ltd. (2) 500 21,810
Marubeni Corp. (2) 4,400 29,315
Mebuki Financial Group, Inc. (2) 12,000 23,644
Medipal Holdings Corp. (2) 300 5,642
Mitsubishi Gas Chemical Co., Inc.
(2) 3,900 89,682
Nexon Co. Ltd. (2) 1,100 33,940
NGK Spark Plug Co. Ltd. (2) 1,500 25,615
Nifco, Inc. (2) 300 11,765
Nintendo Co. Ltd. (2) 300 192,583
Nitto Denko Corp. (2) 900 80,622
NS Solutions Corp. (2) 800 23,565
Obayashi Corp. (2) 7,300 63,032
INVESTMENTS SHARES VALUE ($)
Japan - 1.6% (continued)
Panasonic Corp. (2) 2,400 27,977
Renesas Electronics Corp. (2)* 1,400 14,654
Resona Holdings, Inc. (2) 8,200 28,706
Ricoh Co. Ltd. (2) 3,300 21,700
Rohm Co. Ltd. (2) 200 19,388
Rohto Pharmaceutical Co. Ltd. (2) 1,800 53,352
Sankyo Co. Ltd. (2) 1,600 43,292
Sankyu, Inc. (2) 600 22,689
SCREEN Holdings Co. Ltd. (2) 300 22,123
Shimamura Co. Ltd. (2) 100 10,507
Shimizu Corp. (2) 4,400 32,029
Shinsei Bank Ltd. (2) 7,900 97,596
Sojitz Corp. (2) 2,200 4,913
Sony Corp. (2) 300 30,230
Subaru Corp. (2) 2,000 40,018
SUMCO Corp. (2) 1,100 24,154
Sumitomo Forestry Co. Ltd. (2) 500 10,460
Sumitomo Rubber Industries Ltd.
(2) 700 6,023
Suzuken Co. Ltd. (2) 700 25,322
Taiheiyo Cement Corp. (2) 2,600 65,128
Taisei Corp. (2) 200 6,900
Teijin Ltd. (2) 2,100 39,518
Tokyo Electric Power Co. Holdings,
Inc. (2)* 11,000 29,055
Toshiba Corp. (2) 1,800 50,415
Tosoh Corp. (2) 1,500 23,436
Toyo Seikan Group Holdings Ltd.
(2) 1,100 12,047
Toyota Boshoku Corp. (2) 2,500 40,602
Yokohama Rubber Co. Ltd. (The)
(2) 400 5,959
2,153,034
—
Luxembourg - 0.0% (a)
SES SA, FDR (2) 1,545 14,500
Netherlands - 0.7%
ASM International NV (2) 923 201,418
ASML Holding NV (2) 168 81,342
ASR Nederland NV (2) 1,418 56,736
ING Groep NV (2) 5,135 47,744
Koninklijke Ahold Delhaize NV (2)
(b) 9,051 255,340
NXP Semiconductors NV 200 31,802
Randstad NV (2)* 1,416 91,662
Royal Dutch Shell plc, Class B (2) 2,989 50,660
Signify NV (2)*(c) 3,108 130,493
947,197
—
Norway - 0.0% (a)
Leroy Seafood Group ASA (2) 1,700 11,994
Orkla ASA (2) 635 6,447
18,441
—
Russia - 0.1%
Evraz plc (2) 16,596 106,064

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
Singapore - 0.0% (a)
City Developments Ltd. (2) 3,000 18,084
Jardine Cycle & Carriage Ltd. (2) 600 8,889
Venture Corp. Ltd. (2) 2,000 29,408
56,381
—
South Africa - 0.0% (a)
Anglo American plc (2) 700 23,115
Investec plc (2) 2,891 7,430
30,545
—
Spain - 0.1%
Bankia SA (2) 14,982 26,670
Enagas SA (2) 242 5,324
Mapfre SA (2) 3,649 7,131
Repsol SA (2) 3,429 34,544
73,669
—
Sweden - 0.4%
Autoliv, Inc. 270 24,867
Electrolux AB, Series B (2) 1,763 41,020
Evolution Gaming Group AB (2)(c) 301 30,261
Getinge AB, Class B (2) 10,951 256,271
Husqvarna AB, Class B (2) 4,742 61,541
Sandvik AB (2)* 315 7,769
Svenska Handelsbanken AB, Class
A (2)* 9,198 92,716
Swedish Orphan Biovitrum AB (2)* 634 12,759
Telefonaktiebolaget LM Ericsson,
Class B (2) 1,636 19,461
Trelleborg AB, Class B (2)* 762 16,926
563,591
—
Switzerland - 0.7%
Adecco Group AG (Registered) (2) 1,480 98,573
BKW AG (2) 70 7,888
Credit Suisse Group AG
(Registered) (2) 9,147 118,096
LafargeHolcim Ltd. (Registered)
(2)* 1,895 104,012
Logitech International SA
(Registered) (2) 429 41,654
Novartis AG (Registered) (2) 1,495 140,766
Roche Holding AG (2)(b) 1,088 378,949
Swatch Group AG (The) (2) 154 41,864
UBS Group AG (Registered) (2) 1,094 15,403
947,205
—
United Kingdom - 1.6%
Aggreko plc (2) 14,892 127,656
ASOS plc (2)* 739 48,160
Associated British Foods plc (2)* 1,282 39,581
Avast plc (2)(c) 801 5,882
Aviva plc (2) 47,084 209,431
Barclays plc (2) 7,014 14,071
Bellway plc (2) 2,302 92,938
boohoo Group plc (2)* 20,382 95,679
BT Group plc (2)* 65,948 118,869
CK Hutchison Holdings Ltd. (2) 26,500 185,019
Dialog Semiconductor plc (2)* 3,236 176,339
Dunelm Group plc (2) 2,007 33,229
INVESTMENTS SHARES VALUE ($)
United Kingdom - 1.6% (continued)
Entain plc (2) 2,869 44,500
Fiat Chrysler Automobiles NV (2)* 837 15,121
Inchcape plc (2) 8,903 78,375
JD Sports Fashion plc (2)* 3,445 40,473
Kingfisher plc (2)* 30,608 113,101
M&G plc (2) 28,817 77,782
Man Group plc (2) 9,625 18,174
Marks & Spencer Group plc (2)* 45,945 85,223
Mondi plc (2) 301 7,053
Moneysupermarket.com Group plc
(2) 45,003 160,729
Royal Mail plc (2)* 48,537 223,708
Sage Group plc (The) (2) 2,289 18,175
Tate & Lyle plc (2) 22,690 209,070
2,238,338
—
United States - 17.7%
3M Co. 718 125,499
Abbott Laboratories 249 27,263
AbbVie, Inc. (b) 1,534 164,368
Activision Blizzard, Inc. (b) 1,496 138,904
Acuity Brands, Inc. 253 30,636
Adobe, Inc. *(b) 357 178,543
Adtalem Global Education, Inc. * 934 31,709
Advanced Micro Devices, Inc. * 708 64,931
AGCO Corp. 1,310 135,048
Alexion Pharmaceuticals, Inc. *(b) 126 19,686
Alliance Data Systems Corp. (d) 673 49,869
Allison Transmission Holdings, Inc. 2,492 107,480
Allstate Corp. (The) (b) 1,876 206,229
Ally Financial, Inc. 763 27,209
Alphabet, Inc., Class A *(b) 165 289,186
Alphabet, Inc., Class C *(b) 174 304,827
Amazon.com, Inc. *(b) 299 973,822
AMC Networks, Inc., Class A * 1,624 58,090
Amdocs Ltd. 2,290 162,430
American Tower Corp., REIT 324 72,725
AmerisourceBergen Corp. 855 83,585
Anthem, Inc. 81 26,008
Apple, Inc. (b) 10,686 1,417,924
Applied Materials, Inc. (b) 1,620 139,806
Arrow Electronics, Inc. *(b) 2,213 215,325
Associated Banc-Corp. (b) 9,750 166,238
AT&T, Inc. (d) 543 15,617
Autodesk, Inc. * 516 157,555
Automatic Data Processing, Inc. 42 7,400
AutoNation, Inc. * 1,708 119,201
AutoZone, Inc. * 31 36,749
Avis Budget Group, Inc. * 150 5,595
Avnet, Inc. (b) 3,532 124,009
Bank of America Corp. 413 12,518
Bank of New York Mellon Corp.
(The) (b) 4,136 175,532
Bausch Health Cos., Inc. * 3,572 74,111
Baxter International, Inc. 1,163 93,319
Becton Dickinson and Co. 291 72,814
Berkshire Hathaway, Inc., Class B
*(b) 829 192,220
Berry Global Group, Inc. * 118 6,630
Best Buy Co., Inc. (b) 1,065 106,276

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
United States - 17.7% (continued)
Biogen, Inc. *(d) 642 157,200
Bio-Rad Laboratories, Inc., Class
A * 108 62,958
Booking Holdings, Inc. * 28 62,364
BorgWarner, Inc. (d) 317 12,249
Boston Scientific Corp. * 2,113 75,962
Boyd Gaming Corp. * 842 36,139
Bristol-Myers Squibb Co. 800 49,624
Broadcom, Inc. 429 187,838
Cabot Corp. 1,699 76,251
CACI International, Inc., Class A
*(b) 482 120,177
Cadence Design Systems, Inc. * 217 29,605
Capital One Financial Corp. 525 51,896
Cardinal Health, Inc. 2,368 126,830
Carrier Global Corp. 521 19,652
Carter's, Inc. 231 21,730
Caterpillar, Inc. 97 17,656
Cathay General Bancorp 2,554 82,213
Cboe Global Markets, Inc. 394 36,689
CDK Global, Inc. 957 49,601
CDW Corp. 288 37,956
CF Industries Holdings, Inc. 891 34,491
Change Healthcare, Inc. * 326 6,080
Charles River Laboratories
International, Inc. * 41 10,244
Chubb Ltd. 256 39,404
Ciena Corp. * 104 5,496
Cirrus Logic, Inc. * 1,470 120,834
Cisco Systems, Inc. (b) 5,893 263,712
Citigroup, Inc. (b) 2,989 184,302
CNX Resources Corp. * 2,949 31,849
Coca-Cola Co. (The) 1,068 58,569
Cognizant Technology Solutions
Corp., Class A (d) 125 10,244
Comcast Corp., Class A 177 9,275
Commercial Metals Co. 2,015 41,388
CommVault Systems, Inc. * 411 22,757
CoreLogic, Inc. 92 7,113
Cracker Barrel Old Country Store,
Inc. 95 12,532
Crane Co. 991 76,961
Crown Castle International Corp.,
REIT 311 49,508
Cummins, Inc. 224 50,870
Curtiss-Wright Corp. 506 58,873
CVS Health Corp. 1,522 103,953
Dana, Inc. 1,407 27,465
Deckers Outdoor Corp. *(b) 761 218,240
Dell Technologies, Inc., Class C * 463 33,933
Dick's Sporting Goods, Inc. 1,016 57,109
Digital Realty Trust, Inc., REIT 191 26,646
DocuSign, Inc. * 54 12,004
Dollar General Corp. 112 23,554
Dollar Tree, Inc. * 62 6,698
Domino's Pizza, Inc. 184 70,557
Donaldson Co., Inc. 1,208 67,503
Dropbox, Inc., Class A * 1,739 38,588
DuPont de Nemours, Inc. 454 32,284
DXC Technology Co. 327 8,420
INVESTMENTS SHARES VALUE ($)
United States - 17.7% (continued)
Eastman Chemical Co. 162 16,245
Eaton Corp. plc 332 39,886
eBay, Inc. 1,636 82,209
Electronic Arts, Inc. (b) 673 96,643
Eli Lilly and Co. 164 27,690
EMCOR Group, Inc. 76 6,951
Emergent BioSolutions, Inc. * 117 10,483
Emerson Electric Co. 670 53,848
Equinix, Inc., REIT 61 43,565
Etsy, Inc. * 351 62,446
Exelixis, Inc. * 187 3,753
Extended Stay America, Inc. 3,017 44,682
Exxon Mobil Corp. 1,088 44,847
Facebook, Inc., Class A *(b) 2,066 564,349
Fair Isaac Corp. * 14 7,155
Federated Hermes, Inc., Class B 2,176 62,865
FedEx Corp. 21 5,452
Fidelity National Financial, Inc. 987 38,582
First American Financial Corp. 179 9,242
First Solar, Inc. * 551 54,505
Flowserve Corp. 79 2,911
FNB Corp. 5,367 50,987
Foot Locker, Inc. 1,227 49,620
Ford Motor Co. 8,016 70,461
Fortinet, Inc. * 231 34,310
Fortive Corp. 110 7,790
Fulton Financial Corp. 3,447 43,846
Gap, Inc. (The) 2,282 46,074
Garmin Ltd. (d) 146 17,470
Gartner, Inc. * 47 7,529
General Dynamics Corp. 192 28,573
General Electric Co. 5,668 61,214
General Motors Co. 844 35,144
Gentex Corp. 352 11,943
Gilead Sciences, Inc. (b) 1,800 104,868
Goldman Sachs Group, Inc. (The) 46 12,131
Goodyear Tire & Rubber Co. (The) 545 5,946
GrafTech International Ltd. 7,102 75,707
Graham Holdings Co., Class B 29 15,468
Greif, Inc., Class A 240 11,251
H&R Block, Inc. 4,641 73,606
Haemonetics Corp. * 73 8,669
Hanesbrands, Inc. 2,637 38,447
HCA Healthcare, Inc. 73 12,006
Healthcare Services Group, Inc. 3,187 89,555
Herman Miller, Inc. (b) 419 14,162
Hershey Co. (The) 297 45,242
Hill-Rom Holdings, Inc. 785 76,906
Hologic, Inc. *(b) 990 72,102
Home Depot, Inc. (The) (b) 997 264,823
Howmet Aerospace, Inc. * 1,188 33,906
HP, Inc. (b) 6,766 166,376
Hubbell, Inc. 435 68,204
Humana, Inc. (b) 126 51,694
Huntington Ingalls Industries, Inc. 666 113,540
Huntsman Corp. 575 14,456
IAC/InterActiveCorp * 771 145,989
ICU Medical, Inc. * 87 18,661
IDACORP, Inc. 119 11,428
Ingredion, Inc. 175 13,767

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
United States - 17.7% (continued)
Intel Corp. (b) 8,272 412,111
International Business Machines
Corp. 977 122,985
Interpublic Group of Cos., Inc. (The) 643 15,123
Intuit, Inc. 349 132,568
IQVIA Holdings, Inc. * 219 39,238
ITT, Inc. 499 38,433
J2 Global, Inc. * 541 52,850
Jabil, Inc. 2,266 96,373
Jack in the Box, Inc. 658 61,062
Jazz Pharmaceuticals plc * 81 13,369
Johnson & Johnson (b) 1,857 292,255
Johnson Controls International plc
(b) 3,326 154,958
JPMorgan Chase & Co. 500 63,535
KAR Auction Services, Inc. 1,150 21,402
KB Home 419 14,045
Kimberly-Clark Corp. (b) 685 92,359
Kinder Morgan, Inc. 497 6,794
Knight-Swift Transportation
Holdings, Inc. 2,241 93,719
Kohl's Corp. 1,217 49,520
L Brands, Inc. 2,072 77,058
Lam Research Corp. 255 120,429
Lions Gate Entertainment Corp.,
Class A * 1,055 11,995
Lithia Motors, Inc., Class A 60 17,560
Lockheed Martin Corp. 222 78,806
Lowe's Cos., Inc. (b) 907 145,583
M&T Bank Corp. 186 23,678
ManpowerGroup, Inc. 1,251 112,815
Marriott International, Inc., Class A 43 5,673
Marriott Vacations Worldwide Corp. 46 6,312
Mastercard, Inc., Class A 335 119,575
Match Group, Inc. * 83 12,549
Maxim Integrated Products, Inc. 180 15,957
McDonald's Corp. 356 76,390
McKesson Corp. (b) 691 120,179
Medpace Holdings, Inc. * 329 45,797
Medtronic plc (b) 1,295 151,696
Merck & Co., Inc. (b) 3,973 324,991
Mercury General Corp. 643 33,571
MGM Resorts International 431 13,581
Micron Technology, Inc. * 2,131 160,209
Microsoft Corp. (b) 4,906 1,091,193
Minerals Technologies, Inc. 116 7,206
Mohawk Industries, Inc. * 184 25,935
Molson Coors Beverage Co., Class
B 642 29,012
Monolithic Power Systems, Inc. 21 7,691
Mosaic Co. (The) 1,200 27,612
MSC Industrial Direct Co., Inc.,
Class A (b) 1,824 153,927
Murphy USA, Inc. 442 57,845
National Instruments Corp. 938 41,216
Navient Corp. 3,828 37,591
NetApp, Inc. 175 11,592
Netflix, Inc. * 197 106,524
NewMarket Corp. 188 74,879
NIKE, Inc., Class B 475 67,198
INVESTMENTS SHARES VALUE ($)
United States - 17.7% (continued)
Northrop Grumman Corp. 347 105,738
NortonLifeLock, Inc. 1,224 25,435
NRG Energy, Inc. 218 8,186
Nu Skin Enterprises, Inc., Class A 734 40,098
nVent Electric plc 3,192 74,342
NVIDIA Corp. 288 150,394
Omnicom Group, Inc. 1,361 84,886
Oracle Corp. (b) 3,051 197,369
O'Reilly Automotive, Inc. * 37 16,745
Oshkosh Corp. 503 43,293
Papa John's International, Inc. 359 30,461
PayPal Holdings, Inc. * 220 51,524
Peloton Interactive, Inc., Class A * 374 56,743
Penn National Gaming, Inc. * 84 7,255
Penske Automotive Group, Inc. 277 16,451
Pentair plc 208 11,043
People's United Financial, Inc. 1,295 16,744
PepsiCo, Inc. 261 38,706
Pfizer, Inc. (b) 1,355 49,878
Philip Morris International, Inc. 109 9,024
Pinterest, Inc., Class A * 1,355 89,295
Polaris, Inc. 309 29,442
Popular, Inc. 2,583 145,475
PRA Health Sciences, Inc. * 693 86,930
Prestige Consumer Healthcare,
Inc. * 163 5,684
Procter & Gamble Co. (The) (b) 1,229 171,003
Prologis, Inc., REIT 514 51,225
Prudential Financial, Inc. 212 16,551
Public Storage, REIT 111 25,633
PulteGroup, Inc. 1,581 68,173
Qorvo, Inc. *(b) 780 129,691
QUALCOMM, Inc. 501 76,322
Quanta Services, Inc. 707 50,918
Quest Diagnostics, Inc. 109 12,990
Quidel Corp. * 40 7,186
Qurate Retail, Inc., Series A 8,888 97,501
Raytheon Technologies Corp. 688 49,199
Regal Beloit Corp. 563 69,142
Reliance Steel & Aluminum Co. 142 17,005
Robert Half International, Inc. 502 31,365
Roku, Inc. * 196 65,076
salesforce.com, Inc. * 212 47,176
Schneider National, Inc., Class B 3,026 62,638
Science Applications International
Corp. 471 44,575
Scientific Games Corp. * 147 6,099
Seagate Technology plc 531 33,007
Sensient Technologies Corp. 1,006 74,213
Silgan Holdings, Inc. 166 6,155
Simon Property Group, Inc., REIT 376 32,065
Simpson Manufacturing Co., Inc. 60 5,607
Skyworks Solutions, Inc. 544 83,167
SLM Corp. 4,321 53,537
Snap, Inc., Class A * 648 32,445
Snap-on, Inc. 115 19,681
Sonoco Products Co. 493 29,210
Spirit AeroSystems Holdings, Inc.,
Class A 172 6,723
SS&C Technologies Holdings, Inc. 1,609 117,055

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
United States - 17.7% (continued)
Steel Dynamics, Inc. 1,383 50,991
Strategic Education, Inc. 59 5,624
Synaptics, Inc. * 623 60,057
Synchrony Financial 1,104 38,320
SYNNEX Corp. (b) 1,426 116,133
Tapestry, Inc. 2,238 69,557
Targa Resources Corp. 223 5,883
Target Corp. (b) 965 170,351
TEGNA, Inc. 511 7,128
Tempur Sealy International, Inc. * 488 13,176
Teradata Corp. * 325 7,303
Terex Corp. 708 24,702
Tesla, Inc. *(b) 435 306,966
Texas Instruments, Inc. 643 105,536
Thermo Fisher Scientific, Inc. 164 76,388
Thor Industries, Inc. 111 10,322
Timken Co. (The) 980 75,813
TJX Cos., Inc. (The) 239 16,321
Tractor Supply Co. 127 17,854
TreeHouse Foods, Inc. * 613 26,046
TRI Pointe Group, Inc. * 270 4,658
Tyson Foods, Inc., Class A (b) 1,993 128,429
UMB Financial Corp. 551 38,013
United Therapeutics Corp. * 441 66,939
UnitedHealth Group, Inc. 225 78,903
Univar Solutions, Inc. * 1,128 21,443
Universal Health Services, Inc.,
Class B (d) 484 66,550
Unum Group 210 4,817
VeriSign, Inc. * 274 59,294
Vertex Pharmaceuticals, Inc. * 450 106,353
Viatris, Inc. * 3,639 68,195
Virtu Financial, Inc., Class A 2,324 58,495
Vishay Intertechnology, Inc. 6,089 126,103
W R Grace & Co. 511 28,013
Walgreens Boots Alliance, Inc. 1,636 65,244
Walmart, Inc. (b) 1,739 250,677
Waters Corp. * 101 24,989
Wayfair, Inc., Class A *(d) 146 32,968
Wells Fargo & Co. (b) 2,619 79,041
Wendy's Co. (The) 2,657 58,241
Werner Enterprises, Inc. 1,938 76,008
Western Union Co. (The) 485 10,641
Westrock Co. 966 42,050
Williams-Sonoma, Inc. 178 18,128
Wingstop, Inc. 124 16,436
Workday, Inc., Class A * 193 46,245
World Fuel Services Corp. 2,776 86,500
Worthington Industries, Inc. 1,062 54,523
Wyndham Destinations, Inc. 1,049 47,058
Xerox Holdings Corp. 1,835 42,554
Xilinx, Inc. 243 34,450
Yelp, Inc. * 1,401 45,771
Yum! Brands, Inc. 869 94,339
Zillow Group, Inc., Class C * 155 20,119
INVESTMENTS SHARES VALUE ($)
United States - 17.7% (continued)
Zoom Video Communications, Inc.,
Class A * 337 113,677
24,345,445
—
TOTAL COMMON STOCKS
(Cost $27,641,817) 38,348,351
PREFERRED STOCKS - 0.0% (a)
United States - 0.0% (a)
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $16,834) 302 29,898
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 7.5%
Federal Republic of Germany
0.50%, 4/15/2030 (2)(e)(f)(g) EUR 2,954,156 4,333,065
French Republic
1.85%, 7/25/2027 (2)(e)(f)(g) 893,589 1,340,462
0.10%, 3/1/2029 (2)(e)(f)(g) 301,701 416,213
0.70%, 7/25/2030 (2)(e)(f)(g) 943,024 1,398,219
United Kingdom Gilt Inflation Linked
1.25%, 11/22/2027 (2)(e)(f)(g) GBP 303,278 549,685
0.13%, 8/10/2028 (2)(e)(f)(g) 316,167 546,186
0.13%, 3/22/2029 (2)(e)(f)(g) 371,849 652,575
1.25%, 11/22/2032 (2)(e)(f)(g) 542,124 1,176,819
Cost: $9,940,796 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $9,940,796) 10,413,224
U.S. TREASURY OBLIGATIONS - 16.7%
U.S. Treasury Inflation Linked Notes
0.75%, 7/15/2028 (2) $ 3,450,000 4,161,879
0.88%, 1/15/2029 (2) 3,720,000 4,507,906
0.25%, 7/15/2029 (2) 4,400,000 5,069,812
0.13%, 1/15/2030 (2) 4,700,000 5,305,859
0.13%, 7/15/2030 (2) 3,500,000 3,987,037
Cost: $21,886,573 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,886,573) 23,032,493
SHORT-TERM INVESTMENTS - 56.9%
REPURCHASE AGREEMENTS - 0.1%
JPMS, (0.05)%, dated
12/30/2020, due 1/20/2021,
repurchase price $133,383,
collateralized by United
Kingdom Gilt Inflation Linked,
0.13%, due 3/22/2026 (2)
(Cost $181,600) GBP 133,387 181,600

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 20.1%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (h)(i) 3,174,908 3,174,908
Limited Purpose Cash Investment
Fund, 0.03% (h) 24,606,742 24,596,899
UBS Select Treasury Preferred
Fund, Class I, 0.01% (h) 25,369 25,369
TOTAL INVESTMENT COMPANIES
(Cost $27,801,108) 27,797,176
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 36.7%
U.S. Treasury Bills
0.12%, 2/25/2021 (2)(j) $ 100,000 99,990
0.12%, 3/18/2021 (2)(j) 1,023,000 1,022,855
0.11%, 3/25/2021 (2)(j) 10,457,000 10,455,257
0.11%, 4/1/2021 (2)(j) 7,563,000 7,561,538
0.11%, 4/8/2021 (2)(j) 8,530,000 8,528,330
0.12%, 4/15/2021 (2)(j)(k) 749,000 748,827
0.12%, 4/22/2021 (2)(j) 4,607,000 4,605,894
0.11%, 4/29/2021 (2)(j)(k) 11,516,000 11,512,873
0.11%, 5/13/2021 (2)(j)(k) 1,287,000 1,286,625
0.10%, 5/20/2021 (2)(j) 217,000 216,933
0.09%, 6/10/2021 (2)(j)(k) 4,587,000 4,585,345
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $50,620,205) 50,624,467
TOTAL SHORT-TERM INVESTMENTS
(Cost $78,602,913) 78,603,243
TOTAL LONG POSITIONS
(Cost $138,088,933) 150,427,209
SHARES
SHORT POSITIONS - (6.4)%
COMMON STOCKS - (6.4)%
Australia - (0.3)%
Alumina Ltd. (2) (25,967) (36,817)
Northern Star Resources Ltd. (2) (2,337) (22,842)
Oil Search Ltd. (2) (33,432) (95,813)
SEEK Ltd. (2) (2,701) (59,219)
Seven Group Holdings Ltd. (2) (3,908) (70,573)
Sydney Airport (2)* (13,120) (64,942)
Transurban Group (2) (2,262) (23,837)
(374,043)
—
Canada - (0.3)%
Air Canada * (2,856) (51,089)
Brookfield Asset Management, Inc.,
Class A (3,607) (149,109)
Canopy Growth Corp. * (2,137) (52,581)
Gildan Activewear, Inc. (1,659) (46,385)
Inter Pipeline Ltd. (6,467) (60,306)
PrairieSky Royalty Ltd. (8,248) (65,380)
Restaurant Brands International,
Inc. (388) (23,724)
(448,574)
—
Colombia - (0.1)%
Millicom International Cellular SA,
SDR (2)* (4,375) (172,095)
INVESTMENTS SHARES VALUE ($)
Denmark - (0.1)%
Ambu A/S, Class B (2) (2,344) (100,697)
ISS A/S (2)* (2,593) (44,604)
(145,301)
—
France - (0.1)%
Adevinta ASA (2)* (277) (4,656)
Aeroports de Paris (2) (121) (15,655)
Airbus SE (2)* (689) (75,614)
Remy Cointreau SA (2) (42) (7,840)
Renault SA (2)* (1,144) (50,075)
Valeo SA (2) (217) (8,559)
(162,399)
—
Germany - (0.4)%
CTS Eventim AG & Co. KGaA (2)* (2,579) (172,384)
Delivery Hero SE (2)*(c) (194) (30,339)
Evotec SE (2)* (3,030) (111,964)
MTU Aero Engines AG (2) (134) (34,930)
thyssenkrupp AG (2)* (17,758) (175,966)
(525,583)
—
Italy - (0.1)%
Mediobanca Banca di Credito
Finanziario SpA (2)* (12,953) (119,904)
Japan - (0.1)%
Japan Airport Terminal Co. Ltd. (2) (900) (54,618)
Keio Corp. (2) (100) (7,759)
Mitsubishi Motors Corp. (2) (3,400) (7,153)
Nippon Paint Holdings Co. Ltd. (2) (600) (65,930)
Odakyu Electric Railway Co. Ltd.
(2) (300) (9,422)
Toho Gas Co. Ltd. (2) (100) (6,625)
West Japan Railway Co. (2) (600) (31,416)
(182,923)
—
Luxembourg - 0.0% (a)
ArcelorMittal SA (2)* (276) (6,312)
Netherlands - (0.2)%
Altice Europe NV (2)* (3,867) (25,045)
Heineken NV (2) (154) (17,162)
OCI NV (2)* (6,585) (126,689)
SBM Offshore NV (2) (2,822) (53,313)
(222,209)
—
Spain - (0.1)%
Amadeus IT Group SA (2) (843) (62,228)
Cellnex Telecom SA (2)(c) (397) (23,841)
(86,069)
—
Sweden - (0.1)%
EQT AB (2) (4,577) (116,181)
Switzerland - (0.3)%
Dufry AG (Registered) (2)* (4,309) (271,446)
Idorsia Ltd. (2)* (972) (28,049)
Temenos AG (Registered) (2) (339) (47,233)
(346,728)
—

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
United Kingdom - (0.5)%
Babcock International Group plc
(2)* (1,593) (6,087)
Burberry Group plc (2)* (4,967) (121,295)
Hiscox Ltd. (2) (1,817) (24,743)
Informa plc (2) (5,413) (40,475)
Intermediate Capital Group plc (2) (476) (11,200)
Lloyds Banking Group plc (2) (85,885) (42,819)
Natwest Group plc (2) (42,309) (96,718)
Ocado Group plc (2)* (6,522) (203,943)
Prudential plc (2) (510) (9,378)
Rolls-Royce Holdings plc (2)* (99,081) (149,952)
Signature Aviation plc (2)* (1,972) (10,393)
St James's Place plc (2) (1,508) (23,335)
(740,338)
—
United States - (3.6)%
Acceleron Pharma, Inc. * (55) (7,037)
Adaptive Biotechnologies Corp. * (506) (29,920)
Adient plc * (795) (27,642)
Agios Pharmaceuticals, Inc. * (321) (13,909)
Albemarle Corp. (502) (74,055)
Alnylam Pharmaceuticals, Inc. * (350) (45,490)
American Airlines Group, Inc. (648) (10,219)
American Eagle Outfitters, Inc. (1,274) (25,569)
Apache Corp. (3,267) (46,359)
Arrowhead Pharmaceuticals, Inc. * (440) (33,761)
Atmos Energy Corp. (729) (69,568)
Axon Enterprise, Inc. * (174) (21,320)
Baker Hughes Co. (3,776) (78,730)
Ball Corp. (168) (15,654)
Beyond Meat, Inc. * (1,268) (158,499)
Bluebird Bio, Inc. * (394) (17,048)
Bright Horizons Family Solutions,
Inc. * (370) (64,006)
Brink's Co. (The) (1,072) (77,184)
Builders FirstSource, Inc. * (268) (10,937)
Burlington Stores, Inc. * (246) (64,341)
Carvana Co. * (299) (71,622)
CenterPoint Energy, Inc. (8,722) (188,743)
CenturyLink, Inc. (1,642) (16,010)
ChampionX Corp. * (3,550) (54,315)
Choice Hotels International, Inc. (124) (13,235)
Cincinnati Financial Corp. (522) (45,607)
Commerce Bancshares, Inc. (689) (45,267)
ConocoPhillips (638) (25,514)
Coty, Inc., Class A (2,539) (17,824)
Cree, Inc. * (1,167) (123,584)
Duke Energy Corp. (405) (37,082)
Dun & Bradstreet Holdings, Inc. * (1,875) (46,688)
Edison International (331) (20,793)
Elanco Animal Health, Inc. * (444) (13,617)
Erie Indemnity Co., Class A (50) (12,280)
Everbridge, Inc. * (169) (25,193)
Eversource Energy (87) (7,526)
Exact Sciences Corp. * (514) (68,100)
Expedia Group, Inc. (505) (66,862)
Fastly, Inc., Class A * (242) (21,144)
FirstEnergy Corp. (1,485) (45,456)
Five Below, Inc. * (496) (86,790)
Fluor Corp. (840) (13,415)
INVESTMENTS SHARES VALUE ($)
United States - (3.6)% (continued)
Fox Factory Holding Corp. * (107) (11,311)
Global Blood Therapeutics, Inc. * (848) (36,727)
Grocery Outlet Holding Corp. * (1,504) (59,032)
Guardant Health, Inc. * (263) (33,895)
Hain Celestial Group, Inc. (The) * (612) (24,572)
Halliburton Co. (1,535) (29,012)
HealthEquity, Inc. * (1,329) (92,645)
Helmerich & Payne, Inc. (2,087) (48,335)
Hess Corp. (2,416) (127,540)
IAA, Inc. * (278) (18,064)
II-VI, Inc. * (1,917) (145,614)
Ingersoll Rand, Inc. * (233) (10,615)
Invesco Ltd. (3,369) (58,722)
Ionis Pharmaceuticals, Inc. * (219) (12,382)
Iovance Biotherapeutics, Inc. * (1,147) (53,221)
JetBlue Airways Corp. * (1,052) (15,296)
Kennametal, Inc. (1,223) (44,322)
Lamb Weston Holdings, Inc. (390) (30,709)
LendingTree, Inc. * (245) (67,079)
Liberty Broadband Corp., Class C * (66) (10,452)
Lincoln National Corp. (174) (8,754)
Live Nation Entertainment, Inc. * (1,029) (75,611)
Lyft, Inc., Class A * (2,240) (110,051)
Marathon Oil Corp. (3,019) (20,137)
Marathon Petroleum Corp. (951) (39,333)
Medallia, Inc. * (1,864) (61,922)
MEDNAX, Inc. * (1,266) (31,068)
MongoDB, Inc. * (87) (31,236)
Murphy Oil Corp. (3,021) (36,554)
National Oilwell Varco, Inc. (504) (6,920)
Nektar Therapeutics * (4,120) (70,040)
New Jersey Resources Corp. (2,176) (77,357)
Nordstrom, Inc. (1,495) (46,659)
Norwegian Cruise Line Holdings
Ltd. * (3,681) (93,608)
Novocure Ltd. * (281) (48,624)
Occidental Petroleum Corp. (3,595) (62,229)
Ollie's Bargain Outlet Holdings,
Inc. * (83) (6,787)
PagerDuty, Inc. * (458) (19,099)
Parsley Energy, Inc., Class A (3,283) (46,619)
Penumbra, Inc. * (291) (50,925)
Phillips 66 (214) (14,967)
Planet Fitness, Inc., Class A * (322) (24,997)
Pluralsight, Inc., Class A * (753) (15,783)
Reata Pharmaceuticals, Inc., Class
A * (492) (60,821)
Reinsurance Group of America, Inc. (62) (7,186)
RingCentral, Inc., Class A * (23) (8,716)
Royal Caribbean Cruises Ltd. (1,023) (76,408)
Sabre Corp. (3,153) (37,899)
Sage Therapeutics, Inc. * (649) (56,145)
Splunk, Inc. * (100) (16,989)
Sunrun, Inc. * (639) (44,334)
SVB Financial Group * (217) (84,159)
Texas Capital Bancshares, Inc. * (2,997) (178,321)
T-Mobile US, Inc. * (494) (66,616)
Toll Brothers, Inc. (1,263) (54,903)
TopBuild Corp. * (259) (47,677)
Trex Co., Inc. * (1,254) (104,985)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
United States - (3.6)% (continued)
Trinity Industries, Inc. (1,743) (45,998)
Truist Financial Corp. (904) (43,329)
United States Steel Corp. (6,992) (117,256)
Valero Energy Corp. (106) (5,996)
ViaSat, Inc. * (104) (3,396)
Western Alliance Bancorp (288) (17,266)
Woodward, Inc. (471) (57,241)
WW International, Inc. * (187) (4,563)
Xcel Energy, Inc. (1,159) (77,271)
(5,104,215)
—
Zambia - (0.1)%
First Quantum Minerals Ltd. (8,243) (147,971)
TOTAL COMMON STOCKS
(Proceeds $(7,328,131)) (8,900,845)
TOTAL SHORT POSITIONS
(Proceeds $(7,328,131)) (8,900,845)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 102.5%
(Cost $130,760,802) 141,526,364
LIABILITIES IN EXCESS OF OTHER
ASSETS - (2.5)% (l) (3,452,274)
NET ASSETS - 100.0% 138,074,090
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 2,002,283 1.5%
Consumer Discretionary 5,685,622 4.1
Consumer Staples 1,436,868 1.0
Energy (378,133) (0.3)
Financials 2,596,100 1.9
Foreign Government Securities 10,413,224 7.5
Health Care 3,510,965 2.5
Industrials 3,549,224 2.6
Information Technology 8,627,526 6.2
Materials 2,146,652 1.6
Real Estate 498,514 0.4
U.S. Treasury Obligations 23,032,493 16.7
Utilities (198,217) (0.1)
Short-Term Investments 78,603,243 56.9
Total Investments In Securities
At Value 141,526,364 102.5
Liabilities in Excess of Other
Assets (l ) (3,452,274) (2.5)
Net Assets
$ 138,074,090 100.0%
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $9,591,821.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2020 amounted to $318,405, which represents approximately 0.23% of net assets of the fund.
(d) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $272,158.
(e) On 12/31/2020, securities valued at $10,413,224 were pledged as collateral for repurchase and reverse repurchase agreements outstanding.
(f) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2020, the value of these securities amounted to $10,413,224 or 7.54% of net assets.
(g) Inflation protected security.
(h) Represents 7-day effective yield as of December 31, 2020.
(i) All or a portion of the security pledged as collateral for swap contracts.
(j) The rate shown was the effective yield at the date of purchase.
(k) All or a portion of the security pledged as collateral for futures contracts.
(l) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2020
Reverse repurchase agreements at December 31, 2020:
Over the Counter
COUNTERPARTY
TRADE
DATE RATE DUE DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
BANA 12/30/2020 (0.53)% 1/20/2021 EUR $ 336,692
BANA 12/30/2020 (0.53)% 1/20/2021 EUR 310,532
BANA 12/23/2020 (0.50)% 1/20/2021 EUR 153,789
BNPP 12/11/2020 (0.75)% 1/20/2021 EUR 4,259,351
JPMS 12/11/2020 0.00% 1/20/2021 GBP 534,629
JPMS 12/11/2020 0.02% 1/20/2021 GBP 178,225
JPMS 12/11/2020 0.08% 1/20/2021 GBP 639,083
JPMS 12/11/2020 0.08% 1/20/2021 GBP 1,151,508
JPMS 12/11/2020 0.10% 1/20/2021 GBP 537,816
MPFS 12/11/2020 (0.62)% 1/20/2021 EUR 410,074
MPFS 12/11/2020 (0.62)% 1/20/2021 EUR 996,936
MPFS 12/11/2020 (0.62)% 1/20/2021 EUR 920,206
$ 10,428,841
The weighted average daily balance of the reverse repurchase agreements during the period ended December 31, 2020 was $11,630,709 at a net weighted average interest rate of 0.050%.
Total return swap contracts outstanding as of December 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/19/2021 USD 774,400 $ 105,433
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/05/2021 USD 39,060 4,575
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 01/28/2021 HKD 10,887,600 39,832
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/28/2021 HKD 13,609,500 48,183
Live Cattle
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/05/2021 USD 276,060 10,545
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/01/2021 USD 47,700 135
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/19/2021 USD 2,294,250 300,660
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/19/2021 USD 42,940 3,739

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 02/19/2021 USD 472,340 $ 42,200
Soybean Oil
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/19/2021 USD 381,600 45,230
Soybean Oil
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/19/2021 USD 1,093,920 130,910
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/19/2021 CHF 212,880 8,832
740,274
Live Cattle
February Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 02/05/2021 USD (46,010) (148)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 02/19/2021 USD (1,638,750) (114,534)
Soybean Oil
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 02/19/2021 USD (127,200) (14,754)
(129,436)
$ 610,838
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 14 1/2021 EUR $ 2,136,280 $ 14,560
Hang Seng Index 3 1/2021 HKD 526,653 12,690
LME Aluminum Base Metal 1 1/2021 USD 49,470 2,954
LME Aluminum Base Metal 2 1/2021 USD 98,897 6,836
LME Aluminum Base Metal 2 1/2021 USD 98,938 7,782
LME Aluminum Base Metal 3 1/2021 USD 149,859 18,729
LME Aluminum Base Metal 4 1/2021 USD 197,458 19,592
LME Aluminum Base Metal 4 1/2021 USD 197,883 14,271
LME Aluminum Base Metal 5 1/2021 USD 247,375 15,423
LME Aluminum Base Metal 6 1/2021 USD 296,552 18,944
LME Aluminum Base Metal 6 1/2021 USD 296,850 20,157
LME Aluminum Base Metal 6 1/2021 USD 296,259 23,755
LME Aluminum Base Metal 6 1/2021 USD 296,813 23,420
LME Aluminum Base Metal 7 1/2021 USD 346,099 21,652
LME Aluminum Base Metal 8 1/2021 USD 395,800 27,526
LME Aluminum Base Metal 12 1/2021 USD 592,227 56,860
LME Copper Base Metal 1 1/2021 USD 193,944 24,036
LME Copper Base Metal 1 1/2021 USD 193,906 25,052
LME Copper Base Metal 1 1/2021 USD 193,931 25,578

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 1/2021 USD $ 195,850 $ 37,222
LME Copper Base Metal 1 1/2021 USD 193,725 29,460
LME Copper Base Metal 2 1/2021 USD 387,638 41,815
LME Copper Base Metal 3 1/2021 USD 581,231 91,473
LME Copper Base Metal 3 1/2021 USD 581,339 80,981
LME Nickel Base Metal 1 1/2021 USD 99,399 2,706
LME Nickel Base Metal 1 1/2021 USD 99,422 6,139
LME Nickel Base Metal 1 1/2021 USD 99,375 8,400
LME Zinc Base Metal 1 1/2021 USD 68,327 5,962
LME Zinc Base Metal 1 1/2021 USD 68,290 7,099
LME Zinc Base Metal 1 1/2021 USD 68,302 8,037
LME Zinc Base Metal 1 1/2021 USD 68,265 7,387
LME Zinc Base Metal 2 1/2021 USD 136,596 15,440
NY Harbor ULSD 8 1/2021 USD 498,624 68,201
RBOB Gasoline 2 1/2021 USD 118,448 13,873
100 oz Gold 20 2/2021 USD 3,790,200 (28,818)
Brent Crude Oil 81 2/2021 USD 4,197,420 206,742
Lean Hogs 12 2/2021 USD 337,320 17,206
Live Cattle 1 2/2021 USD 46,010 1,516
LME Aluminum Base Metal 2 2/2021 USD 98,650 3,444
LME Aluminum Base Metal 2 2/2021 USD 98,679 2,110
LME Aluminum Base Metal 2 2/2021 USD 98,665 2,910
LME Aluminum Base Metal 3 2/2021 USD 148,119 4,871
LME Aluminum Base Metal 4 2/2021 USD 197,450 (1,285)
LME Copper Base Metal 1 2/2021 USD 193,933 12,955
LME Copper Base Metal 1 2/2021 USD 193,981 20,946
LME Nickel Base Metal 1 2/2021 USD 99,499 3,714
NY Harbor ULSD 7 2/2021 USD 436,708 1,406
RBOB Gasoline 17 2/2021 USD 1,010,596 24,082
Sugar No. 11 78 2/2021 USD 1,353,206 211,709
Australia 10 Year Bond 73 3/2021 AUD 8,286,013 14,714
Canada 10 Year Bond 103 3/2021 CAD 12,064,813 20,248
Cocoa 22 3/2021 USD 572,660 (24,137)
Coffee 'C' 7 3/2021 USD 336,656 7,565
Corn 121 3/2021 USD 2,928,200 397,333
Cotton No. 2 10 3/2021 USD 390,600 34,384
DAX Index 3 3/2021 EUR 1,259,460 44,480
Euro-Bobl 76 3/2021 EUR 12,550,841 (8,832)
Euro-Bund 83 3/2021 EUR 18,012,154 9,226
Feeder Cattle 1 3/2021 USD 70,113 566
FTSE/MIB Index 22 3/2021 EUR 2,973,728 34,429
Japan 10 Year Bond 29 3/2021 JPY 42,667,958 (30,555)
KC HRW Wheat 6 3/2021 USD 181,050 11,792
LME Aluminum Base Metal 3 3/2021 USD 148,444 (1,485)
LME Aluminum Base Metal 5 3/2021 USD 247,438 (433)
LME Aluminum Base Metal 9 3/2021 USD 444,600 (12,362)
LME Aluminum Base Metal 9 3/2021 USD 444,510 (18,866)
LME Aluminum Base Metal 61 3/2021 USD 3,015,688 76,895
LME Copper Base Metal 1 3/2021 USD 194,150 545
LME Copper Base Metal 2 3/2021 USD 388,188 682
LME Copper Base Metal 32 3/2021 USD 6,213,400 826,966
LME Lead Base Metal 3 3/2021 USD 149,606 12,544
LME Nickel Base Metal 3 3/2021 USD 298,944 13,395
LME Zinc Base Metal 3 3/2021 USD 206,072 (7,479)
LME Zinc Base Metal 13 3/2021 USD 893,532 72,156
Long Gilt 12 3/2021 GBP 2,224,211 26,972

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Low Sulphur Gasoil 8 3/2021 USD $ 340,000 $ 10,020
S&P 500 E-Mini Index 112 3/2021 USD 20,993,280 531,691
S&P Midcap 400 E-Mini Index 7 3/2021 USD 1,612,450 41,709
S&P/TSX 60 Index 22 3/2021 CAD 3,556,572 (34,409)
Silver 6 3/2021 USD 792,360 55,049
Soybean Meal 34 3/2021 USD 1,459,960 141,326
SPI 200 Index 11 3/2021 AUD 1,385,918 (8,279)
TOPIX Index 46 3/2021 JPY 8,039,030 178,808
U.S. Treasury 10 Year Note 535 3/2021 USD 73,871,797 88,090
U.S. Treasury 5 Year Note 354 3/2021 USD 44,662,078 99,288
100 oz Gold 4 4/2021 USD 759,840 (1,985)
Lean Hogs 2 4/2021 USD 57,800 (171)
3,889,400
Short Contracts
CAC 40 10 Euro Index (3) 1/2021 EUR (203,112) 1,046
IBEX 35 Index (41) 1/2021 EUR (4,042,424) 17,427
LME Aluminum Base Metal (1) 1/2021 USD (49,470) (2,873)
LME Aluminum Base Metal (2) 1/2021 USD (98,938) (8,292)
LME Aluminum Base Metal (2) 1/2021 USD (98,897) (6,852)
LME Aluminum Base Metal (3) 1/2021 USD (149,859) (19,780)
LME Aluminum Base Metal (4) 1/2021 USD (197,458) (19,970)
LME Aluminum Base Metal (4) 1/2021 USD (197,883) (14,225)
LME Aluminum Base Metal (5) 1/2021 USD (247,375) (15,888)
LME Aluminum Base Metal (6) 1/2021 USD (296,259) (24,727)
LME Aluminum Base Metal (6) 1/2021 USD (296,850) (20,061)
LME Aluminum Base Metal (6) 1/2021 USD (296,813) (23,746)
LME Aluminum Base Metal (6) 1/2021 USD (296,552) (18,769)
LME Aluminum Base Metal (7) 1/2021 USD (346,099) (21,582)
LME Aluminum Base Metal (8) 1/2021 USD (395,800) (27,458)
LME Aluminum Base Metal (12) 1/2021 USD (592,227) (56,912)
LME Copper Base Metal (1) 1/2021 USD (193,906) (24,946)
LME Copper Base Metal (1) 1/2021 USD (193,725) (30,713)
LME Copper Base Metal (1) 1/2021 USD (193,931) (23,984)
LME Copper Base Metal (1) 1/2021 USD (195,850) (35,699)
LME Copper Base Metal (1) 1/2021 USD (193,944) (23,209)
LME Copper Base Metal (2) 1/2021 USD (387,638) (40,918)
LME Copper Base Metal (3) 1/2021 USD (581,339) (80,188)
LME Copper Base Metal (3) 1/2021 USD (581,231) (91,307)
LME Nickel Base Metal (1) 1/2021 USD (99,399) (2,988)
LME Nickel Base Metal (1) 1/2021 USD (99,422) (6,215)
LME Nickel Base Metal (1) 1/2021 USD (99,375) (7,996)
LME Zinc Base Metal (1) 1/2021 USD (68,265) (7,455)
LME Zinc Base Metal (1) 1/2021 USD (68,290) (6,755)
LME Zinc Base Metal (1) 1/2021 USD (68,302) (7,780)
LME Zinc Base Metal (1) 1/2021 USD (68,327) (6,930)
LME Zinc Base Metal (2) 1/2021 USD (136,596) (15,513)
LME Aluminum Base Metal (2) 2/2021 USD (98,650) (3,502)
LME Aluminum Base Metal (2) 2/2021 USD (98,665) (2,773)
LME Aluminum Base Metal (2) 2/2021 USD (98,679) (2,061)
LME Aluminum Base Metal (3) 2/2021 USD (148,119) (5,053)
LME Aluminum Base Metal (4) 2/2021 USD (197,450) 1,338
LME Copper Base Metal (1) 2/2021 USD (193,933) (12,811)
LME Copper Base Metal (1) 2/2021 USD (193,981) (20,558)
LME Nickel Base Metal (1) 2/2021 USD (99,499) (4,042)
Natural Gas (14) 2/2021 USD (353,640) (44)
WTI Crude Oil (41) 2/2021 USD (1,993,830) (82,902)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
EURO STOXX 50 Index (33) 3/2021 EUR $ (1,431,163) $ (15,580)
FTSE 100 Index (8) 3/2021 GBP (702,348) 6,361
LME Aluminum Base Metal (3) 3/2021 USD (148,444) 1,529
LME Aluminum Base Metal (5) 3/2021 USD (247,438) 860
LME Aluminum Base Metal (9) 3/2021 USD (444,510) 18,293
LME Aluminum Base Metal (9) 3/2021 USD (444,600) 9,423
LME Aluminum Base Metal (41) 3/2021 USD (2,026,938) (118,212)
LME Copper Base Metal (1) 3/2021 USD (194,150) (408)
LME Copper Base Metal (2) 3/2021 USD (388,188) (1,128)
LME Copper Base Metal (7) 3/2021 USD (1,359,181) (96,349)
LME Nickel Base Metal (3) 3/2021 USD (298,944) (24,654)
LME Zinc Base Metal (3) 3/2021 USD (206,072) 7,746
LME Zinc Base Metal (6) 3/2021 USD (412,400) (45,198)
Wheat (4) 3/2021 USD (128,100) (12,485)
(1,077,468)
$ 2,811,932
Forward foreign currency contracts outstanding as of December 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 8,151,000 USD 6,094,334 CITI 3/17/2021 $ 193,418
AUD 8,151,000 USD 6,094,342 JPMC 3/17/2021 193,410
BRL 6,168,000 USD 1,153,564 CITI
**
3/17/2021 32,064
BRL 6,168,000 USD 1,153,565 JPMC
**
3/17/2021 32,063
CAD 1,131,500 USD 883,498 CITI 3/17/2021 5,593
CAD 1,131,500 USD 883,499 JPMC 3/17/2021 5,592
CHF 23,500 USD 26,578 CITI 3/17/2021 23
CHF 23,500 USD 26,578 JPMC 3/17/2021 23
CLP 327,085,504 USD 436,378 CITI
**
3/17/2021 24,007
CLP 327,085,496 USD 436,379 JPMC
**
3/17/2021 24,006
CNY 9,356,000 USD 1,413,058 CITI
**
3/17/2021 18,905
CNY 9,356,000 USD 1,413,059 JPMC
**
3/17/2021 18,903
CZK 5,128,000 USD 232,422 CITI 3/17/2021 6,431
CZK 5,128,000 USD 232,422 JPMC 3/17/2021 6,431
DKK 271,000 USD 43,160 CITI 3/17/2021 1,392
DKK 271,000 USD 43,160 JPMC 3/17/2021 1,392
EUR 2,654,500 USD 3,205,219 CITI 3/17/2021 42,904
EUR 2,654,500 USD 3,205,223 JPMC 3/17/2021 42,900
GBP 1,592,000 USD 2,126,629 CITI 3/17/2021 51,405
GBP 1,592,000 USD 2,126,632 JPMC 3/17/2021 51,402
HUF 44,024,500 USD 144,582 CITI 3/17/2021 3,708
HUF 44,024,500 USD 144,583 JPMC 3/17/2021 3,708
INR 195,455,003 USD 2,616,776 CITI
**
3/17/2021 39,718
INR 195,454,997 USD 2,616,780 JPMC
**
3/17/2021 39,715
JPY 595,232,500 USD 5,735,326 CITI 3/17/2021 34,071
JPY 595,232,500 USD 5,735,333 JPMC 3/17/2021 34,064
KRW 4,421,660,501 USD 3,988,931 CITI
**
3/17/2021 74,682
KRW 4,421,660,498 USD 3,988,936 JPMC
**
3/17/2021 74,677
MXN 44,576,000 USD 2,190,433 CITI 3/17/2021 31,641
MXN 44,576,000 USD 2,190,436 JPMC 3/17/2021 31,638
NOK 4,550,000 USD 521,485 CITI 3/17/2021 9,043

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2020
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NOK 4,550,000 USD 521,485 JPMC 3/17/2021 $ 9,043
NZD 9,500,000 USD 6,647,937 CITI 3/17/2021 189,447
NZD 9,500,000 USD 6,647,945 JPMC 3/17/2021 189,439
PLN 164,000 USD 43,586 CITI 3/17/2021 329
PLN 164,000 USD 43,586 JPMC 3/17/2021 329
RUB 10,691,000 USD 138,807 CITI
**
3/17/2021 4,513
RUB 10,691,000 USD 138,807 JPMC
**
3/17/2021 4,512
SEK 15,094,000 USD 1,779,510 CITI 3/17/2021 56,469
SEK 15,094,000 USD 1,779,512 JPMC 3/17/2021 56,467
SGD 12,500 USD 9,373 CITI 3/17/2021 86
SGD 12,500 USD 9,373 JPMC 3/17/2021 86
USD 45,236 BRL 231,500 CITI
**
3/17/2021 737
USD 45,236 BRL 231,500 JPMC
**
3/17/2021 737
USD 329 DKK 2,000 CITI 3/17/2021 –
USD 329 DKK 2,000 JPMC 3/17/2021 –
USD 179,811 EUR 146,500 CITI 3/17/2021 550
USD 173,657 EUR 141,500 JPMC 3/17/2021 514
USD 13,031 HKD 101,000 CITI 3/17/2021 –
USD 13,031 HKD 101,000 JPMC 3/17/2021 –
USD 69,307 JPY 7,150,000 CITI 3/17/2021 4
USD 69,307 JPY 7,150,000 JPMC 3/17/2021 4
USD 253,104 NZD 350,000 CITI 3/17/2021 1,200
USD 253,104 NZD 350,000 JPMC 3/17/2021 1,200
USD 139,094 PLN 510,126 CITI 3/17/2021 2,495
USD 139,093 PLN 510,124 JPMC 3/17/2021 2,495
ZAR 27,105,002 USD 1,749,028 CITI 3/17/2021 78,797
ZAR 27,105,000 USD 1,749,030 JPMC 3/17/2021 78,794
Total unrealized appreciation 1,807,176
BRL 654,500 USD 127,546 CITI
**
3/17/2021 (1,736)
BRL 654,500 USD 127,546 JPMC
**
3/17/2021 (1,736)
CLP 3,705,000 USD 5,227 CITI
**
3/17/2021 (12)
CLP 3,705,000 USD 5,227 JPMC
**
3/17/2021 (12)
DKK 122,000 USD 20,085 CITI 3/17/2021 (29)
DKK 122,000 USD 20,085 JPMC 3/17/2021 (29)
EUR 288,000 USD 354,073 CITI 3/17/2021 (1,668)
EUR 288,000 USD 354,074 JPMC 3/17/2021 (1,668)
HKD 106,000 USD 13,676 CITI 3/17/2021 –
HKD 106,000 USD 13,676 JPMC 3/17/2021 –
HUF 54,543,500 USD 186,304 CITI 3/17/2021 (2,583)
HUF 54,543,500 USD 186,305 JPMC 3/17/2021 (2,583)
KRW 53,667,500 USD 49,414 CITI
**
3/17/2021 (93)
KRW 53,667,500 USD 49,414 JPMC
**
3/17/2021 (93)
MXN 1,702,000 USD 85,133 CITI 3/17/2021 (290)
MXN 1,702,000 USD 85,134 JPMC 3/17/2021 (290)
PLN 2,080,500 USD 570,144 CITI 3/17/2021 (13,040)
PLN 2,080,500 USD 570,145 JPMC 3/17/2021 (13,041)
RUB 5,229,500 USD 70,383 CITI
**
3/17/2021 (279)
RUB 5,229,500 USD 70,383 JPMC
**
3/17/2021 (278)
USD 2,638,800 AUD 3,584,004 CITI 3/17/2021 (125,932)
USD 2,638,790 AUD 3,583,996 JPMC 3/17/2021 (125,935)
USD 12,333 BRL 64,500 CITI
**
3/17/2021 (66)
USD 12,333 BRL 64,500 JPMC
**
3/17/2021 (66)
USD 4,417,028 CAD 5,752,002 CITI 3/17/2021 (102,687)
USD 4,417,019 CAD 5,751,998 JPMC 3/17/2021 (102,693)
USD 2,747,409 CHF 2,474,000 CITI 3/17/2021 (53,010)
USD 2,747,406 CHF 2,474,000 JPMC 3/17/2021 (53,014)
USD 119,654 DKK 749,000 CITI 3/17/2021 (3,479)
USD 119,654 DKK 749,000 JPMC 3/17/2021 (3,480)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2020
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 9,316,478 EUR 7,799,744 CITI 3/17/2021 $ (227,515)
USD 9,284,007 EUR 7,772,730 JPMC 3/17/2021 (226,932)
USD 5,987,690 GBP 4,480,558 CITI 3/17/2021 (142,214)
USD 5,968,974 GBP 4,466,551 JPMC 3/17/2021 (141,766)
USD 434,879 HKD 3,371,000 CITI 3/17/2021 (27)
USD 434,879 HKD 3,371,000 JPMC 3/17/2021 (27)
USD 3,552,266 JPY 368,784,000 CITI 3/17/2021 (22,239)
USD 3,552,261 JPY 368,784,000 JPMC 3/17/2021 (22,243)
USD 28,162 MXN 566,500 CITI 3/17/2021 (78)
USD 28,162 MXN 566,500 JPMC 3/17/2021 (78)
USD 3,101,538 NOK 27,905,503 CITI 3/17/2021 (152,231)
USD 3,101,533 NOK 27,905,497 JPMC 3/17/2021 (152,235)
USD 3,025,114 NZD 4,250,000 CITI 3/17/2021 (33,715)
USD 3,025,111 NZD 4,250,000 JPMC 3/17/2021 (33,719)
USD 13,270 PLN 49,876 CITI 3/17/2021 (85)
USD 13,270 PLN 49,874 JPMC 3/17/2021 (85)
USD 445,722 SEK 3,692,500 CITI 3/17/2021 (3,420)
USD 445,721 SEK 3,692,500 JPMC 3/17/2021 (3,421)
USD 289,411 SGD 388,000 CITI 3/17/2021 (4,193)
USD 289,411 SGD 388,000 JPMC 3/17/2021 (4,193)
ZAR 1,247,000 USD 84,251 CITI 3/17/2021 (160)
ZAR 1,247,000 USD 84,251 JPMC 3/17/2021 (159)
Total unrealized depreciation (1,780,557)
Net unrealized appreciation $ 26,619
** Non-deliverable forward.
Collateral pledged to, or (received from), each counterparty at December 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Foreign Government Securities $ 801,189 $ – $ 801,189
BARC
Cash – 2,790,443 2,790,443
BNPP
Foreign Government Securities 4,333,065 – 4,333,065
CITI
Investment Companies 666,763 – 666,763
GSCO
Cash – 3,240 3,240
U.S. Treasury Bills – 815,622 815,622
JPMC
Investment Companies 2,448,405 – 2,448,405
JPMS
Cash – 412,690 412,690
Foreign Government Securities 2,925,265 – 2,925,265
MPFS
Foreign Government Securities 2,353,705 – 2,353,705
MSCL
Cash – (28,097) (28,097)
U.S. Treasury Bills – 835,749 835,749

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2020
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Investment Companies $ 59,740 $ – $ 59,740
GSCO
Cash – 178,612 178,612
GSIN
Cash (62,891) – (62,891)
JPPC
Cash – 85,927 85,927
MSCL
Cash – 131,799 131,799
SOCG
Cash 40,000 – 40,000

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 85.9%
INVESTMENT COMPANIES - 51.1%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(a)(b) 64,672 64,672
Limited Purpose Cash Investment
Fund, 0.03% (1)(a) 28,289,326 28,278,011
UBS Select Treasury Preferred
Fund, Class I, 0.01% (1)(a) 963 963
TOTAL INVESTMENT COMPANIES
(Cost $28,344,902) 28,343,646
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 34.8%
U.S. Treasury Bills
0.11%, 3/4/2021 (c) $ 120,000 119,986
0.11%, 3/25/2021 (c) 1,039,000 1,038,827
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 34.8% (continued)
0.11%, 4/1/2021 (c) $ 2,382,000 2,381,539
0.12%, 4/15/2021 (c) 244,000 243,944
0.11%, 4/22/2021 (c) 2,131,000 2,130,489
0.11%, 4/29/2021 (c) 446,000 445,879
0.11%, 5/13/2021 (c) 739,000 738,785
0.10%, 5/20/2021 (c) 527,000 526,838
0.09%, 5/27/2021 (c) 1,505,000 1,504,537
0.10%, 7/1/2021 (c) 10,213,000 10,208,699
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $19,337,916) 19,339,523
TOTAL SHORT-TERM INVESTMENTS
(Cost $47,682,818) 47,683,169
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 85.9%
(Cost $47,682,818) 47,683,169
OTHER ASSETS IN EXCESS OF
LIABILITIES - 14.1% (d) 7,852,234
NET ASSETS - 100.0% 55,535,403
(a) Represents 7-day effective yield as of December 31, 2020.
(b) All or a portion of the security pledged as collateral for swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) Includes appreciation/(depreciation) on futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Total return swap contracts outstanding as of December 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cocoa March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 02/05/2021 USD (130,150) $ 1,750
Cocoa March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 02/05/2021 USD (78,090) 1,269
Cocoa March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/05/2021 USD 78,090 9,122
Cocoa March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/05/2021 USD 130,150 14,960
Coffee 'C' March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/10/2021 USD 2,356,594 358,620
Corn March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/19/2021 USD 24,200 3,306
Corn March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/19/2021 USD 9,462,200 1,223,158

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/05/2021 USD 312,480 $ 27,825
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/05/2021 USD 1,054,620 91,312
Lean Hogs
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/12/2021 USD 562,200 33,245
Live Cattle
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/05/2021 USD 2,392,520 94,335
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/19/2021 USD 524,400 69,239
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/19/2021 USD 6,030,600 796,463
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/19/2021 USD 6,161,700 803,660
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/19/2021 USD 3,606,960 319,186
Soybean Oil
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/19/2021 USD 10,862,880 1,300,070
Wheat March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/19/2021 USD 384,300 19,058
Wheat March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/19/2021 USD 1,761,375 87,212
5,253,790
Coffee 'C' March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 02/10/2021 USD (2,356,594) (175,832)
Corn March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 02/19/2021 USD (5,541,800) (689,354)
Corn March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 02/19/2021 USD (24,200) (3,424)
Cotton No. 2
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 02/05/2021 USD (1,054,620) (68,718)
Cotton No. 2
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 02/05/2021 USD (234,360) (12,780)
Lean Hogs
February Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 02/12/2021 USD (562,200) (36,650)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Live Cattle
February Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 02/05/2021 USD (2,392,520) $ (63,910)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 02/19/2021 USD (6,030,600) (664,175)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 02/19/2021 USD (5,768,400) (550,085)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 02/19/2021 USD (524,400) (57,463)
Soybean Meal
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 02/19/2021 USD (3,435,200) (336,205)
Soybean Oil
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 02/19/2021 USD (8,089,920) (776,914)
Wheat March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 02/19/2021 USD (1,697,325) (147,540)
Wheat March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 02/19/2021 USD (384,300) (38,180)
(3,621,230)
$ 1,632,560
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 6 1/2021 USD $ 296,813 $ 23,345
LME Aluminum Base Metal 7 1/2021 USD 346,138 20,205
LME Aluminum Base Metal 10 1/2021 USD 493,645 48,981
LME Aluminum Base Metal 16 1/2021 USD 791,500 72,653
LME Aluminum Base Metal 17 1/2021 USD 840,527 52,584
LME Aluminum Base Metal 21 1/2021 USD 1,036,140 105,567
LME Aluminum Base Metal 27 1/2021 USD 1,335,656 105,389
LME Aluminum Base Metal 32 1/2021 USD 1,582,000 99,226
LME Aluminum Base Metal 36 1/2021 USD 1,779,309 113,662
LME Aluminum Base Metal 39 1/2021 USD 1,924,738 184,794
LME Aluminum Base Metal 43 1/2021 USD 2,127,242 153,416
LME Aluminum Base Metal 44 1/2021 USD 2,176,900 135,720
LME Aluminum Base Metal 47 1/2021 USD 2,325,325 157,899
LME Aluminum Base Metal 50 1/2021 USD 2,473,488 147,715
LME Aluminum Base Metal 50 1/2021 USD 2,497,650 311,784
LME Aluminum Base Metal 85 1/2021 USD 4,205,375 292,437
LME Aluminum Base Metal 86 1/2021 USD 4,246,379 349,278
LME Copper Base Metal 1 1/2021 USD 193,888 25,740

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 1/2021 USD $ 193,796 $ 24,216
LME Copper Base Metal 2 1/2021 USD 387,563 50,674
LME Copper Base Metal 2 1/2021 USD 387,704 49,118
LME Copper Base Metal 4 1/2021 USD 775,525 77,540
LME Copper Base Metal 4 1/2021 USD 775,481 108,170
LME Copper Base Metal 4 1/2021 USD 775,215 94,531
LME Copper Base Metal 5 1/2021 USD 968,719 152,456
LME Copper Base Metal 10 1/2021 USD 1,937,250 294,604
LME Copper Base Metal 10 1/2021 USD 1,939,063 259,954
LME Copper Base Metal 10 1/2021 USD 1,939,438 232,361
LME Copper Base Metal 12 1/2021 USD 2,327,175 295,722
LME Copper Base Metal 12 1/2021 USD 2,325,825 254,534
LME Copper Base Metal 19 1/2021 USD 3,681,815 511,165
LME Copper Base Metal 27 1/2021 USD 5,287,950 875,804
LME Lead Base Metal 1 1/2021 USD 49,506 3,679
LME Lead Base Metal 1 1/2021 USD 49,506 4,741
LME Lead Base Metal 1 1/2021 USD 49,581 5,515
LME Lead Base Metal 3 1/2021 USD 148,747 14,437
LME Lead Base Metal 3 1/2021 USD 148,784 12,779
LME Lead Base Metal 3 1/2021 USD 148,706 16,473
LME Lead Base Metal 3 1/2021 USD 148,481 11,298
LME Lead Base Metal 6 1/2021 USD 297,111 31,670
LME Lead Base Metal 6 1/2021 USD 296,583 26,688
LME Lead Base Metal 15 1/2021 USD 743,344 66,260
LME Nickel Base Metal 1 1/2021 USD 99,404 4,567
LME Nickel Base Metal 1 1/2021 USD 99,375 8,400
LME Nickel Base Metal 3 1/2021 USD 298,293 12,013
LME Nickel Base Metal 3 1/2021 USD 298,306 16,237
LME Nickel Base Metal 4 1/2021 USD 397,344 45,972
LME Nickel Base Metal 4 1/2021 USD 397,705 20,626
LME Nickel Base Metal 5 1/2021 USD 501,585 78,570
LME Nickel Base Metal 5 1/2021 USD 496,905 33,990
LME Nickel Base Metal 6 1/2021 USD 596,531 37,418
LME Nickel Base Metal 8 1/2021 USD 795,192 24,721
LME Zinc Base Metal 1 1/2021 USD 69,119 11,391
LME Zinc Base Metal 1 1/2021 USD 68,233 10,275
LME Zinc Base Metal 1 1/2021 USD 68,246 9,731
LME Zinc Base Metal 2 1/2021 USD 136,745 9,564
LME Zinc Base Metal 4 1/2021 USD 273,519 20,857
LME Zinc Base Metal 6 1/2021 USD 409,763 44,907
LME Zinc Base Metal 6 1/2021 USD 409,787 46,319
LME Zinc Base Metal 7 1/2021 USD 478,114 55,081
NY Harbor ULSD 70 1/2021 USD 4,362,960 612,096
RBOB Gasoline 3 1/2021 USD 177,673 20,809
100 oz Gold 80 2/2021 USD 15,160,800 74,373
Brent Crude Oil 162 2/2021 USD 8,394,840 331,888
Lean Hogs 6 2/2021 USD 168,660 10,143
Live Cattle 44 2/2021 USD 2,024,440 30,764
LME Aluminum Base Metal 1 2/2021 USD 49,375 285
LME Aluminum Base Metal 2 2/2021 USD 98,700 (1,073)
LME Aluminum Base Metal 3 2/2021 USD 148,088 (965)
LME Aluminum Base Metal 3 2/2021 USD 148,103 2,294
LME Aluminum Base Metal 9 2/2021 USD 443,925 15,498
LME Aluminum Base Metal 12 2/2021 USD 592,350 (5,812)
LME Aluminum Base Metal 15 2/2021 USD 740,089 16,482
LME Aluminum Base Metal 17 2/2021 USD 839,341 27,605

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 25 2/2021 USD $ 1,233,306 $ 36,370
LME Aluminum Base Metal 29 2/2021 USD 1,431,513 (14,440)
LME Aluminum Base Metal 40 2/2021 USD 1,974,400 (48,467)
LME Aluminum Base Metal 51 2/2021 USD 2,522,906 107,906
LME Copper Base Metal 1 2/2021 USD 193,944 2,889
LME Copper Base Metal 1 2/2021 USD 193,940 11,838
LME Copper Base Metal 1 2/2021 USD 193,938 19,710
LME Copper Base Metal 1 2/2021 USD 193,933 12,955
LME Copper Base Metal 2 2/2021 USD 387,933 40,709
LME Copper Base Metal 2 2/2021 USD 387,734 51,412
LME Copper Base Metal 2 2/2021 USD 387,961 41,249
LME Copper Base Metal 6 2/2021 USD 1,163,030 153,159
LME Copper Base Metal 6 2/2021 USD 1,163,588 92,968
LME Copper Base Metal 7 2/2021 USD 1,357,664 148,921
LME Copper Base Metal 12 2/2021 USD 2,326,572 255,741
LME Lead Base Metal 1 2/2021 USD 49,624 4,772
LME Lead Base Metal 2 2/2021 USD 99,362 7,539
LME Lead Base Metal 2 2/2021 USD 99,348 6,943
LME Lead Base Metal 3 2/2021 USD 149,189 (3,459)
LME Lead Base Metal 5 2/2021 USD 248,189 21,058
LME Lead Base Metal 9 2/2021 USD 447,581 15,108
LME Lead Base Metal 10 2/2021 USD 496,450 33,553
LME Lead Base Metal 10 2/2021 USD 496,953 24,576
LME Lead Base Metal 18 2/2021 USD 895,275 (59,672)
LME Nickel Base Metal 1 2/2021 USD 99,499 3,714
LME Nickel Base Metal 1 2/2021 USD 99,546 2,163
LME Nickel Base Metal 1 2/2021 USD 99,490 4,810
LME Nickel Base Metal 3 2/2021 USD 298,575 12,726
LME Nickel Base Metal 3 2/2021 USD 298,571 13,412
LME Nickel Base Metal 4 2/2021 USD 397,869 24,908
LME Nickel Base Metal 6 2/2021 USD 596,913 26,458
LME Nickel Base Metal 7 2/2021 USD 696,462 31,980
LME Nickel Base Metal 8 2/2021 USD 796,337 22,074
LME Zinc Base Metal 1 2/2021 USD 68,596 (1,582)
LME Zinc Base Metal 1 2/2021 USD 68,427 5,003
LME Zinc Base Metal 1 2/2021 USD 68,587 (160)
LME Zinc Base Metal 2 2/2021 USD 137,092 3,069
LME Zinc Base Metal 2 2/2021 USD 137,061 (2,369)
LME Zinc Base Metal 2 2/2021 USD 137,000 5,536
LME Zinc Base Metal 3 2/2021 USD 205,307 11,198
LME Zinc Base Metal 3 2/2021 USD 205,445 7,436
LME Zinc Base Metal 4 2/2021 USD 274,083 (1,404)
LME Zinc Base Metal 4 2/2021 USD 273,670 17,458
LME Zinc Base Metal 6 2/2021 USD 411,462 (321)
Natural Gas 7 2/2021 USD 176,820 (7,953)
RBOB Gasoline 45 2/2021 USD 2,675,106 67,255
Sugar No. 11 245 2/2021 USD 4,250,456 341,449
Cocoa 54 3/2021 USD 1,405,620 (38,111)
Coffee 'C' 48 3/2021 USD 2,308,500 209,482
Copper 7 3/2021 USD 615,825 80,672
Corn 350 3/2021 USD 8,470,000 1,030,676
Cotton No. 2 31 3/2021 USD 1,210,860 103,514
Feeder Cattle 25 3/2021 USD 1,752,813 (22,597)
LME Aluminum Base Metal 1 3/2021 USD 49,458 (1,245)
LME Aluminum Base Metal 1 3/2021 USD 49,400 (2,257)
LME Aluminum Base Metal 2 3/2021 USD 98,863 (3,143)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 2 3/2021 USD $ 98,908 $ (1,585)
LME Aluminum Base Metal 2 3/2021 USD 98,869 (3,436)
LME Aluminum Base Metal 6 3/2021 USD 296,888 (2,970)
LME Aluminum Base Metal 10 3/2021 USD 494,500 (13,055)
LME Aluminum Base Metal 12 3/2021 USD 592,800 (16,238)
LME Aluminum Base Metal 14 3/2021 USD 691,600 (19,230)
LME Aluminum Base Metal 15 3/2021 USD 741,079 (28,325)
LME Aluminum Base Metal 18 3/2021 USD 890,775 (1,559)
LME Aluminum Base Metal 21 3/2021 USD 1,037,400 (33,137)
LME Aluminum Base Metal 28 3/2021 USD 1,383,200 (22,190)
LME Aluminum Base Metal 33 3/2021 USD 1,632,749 (18,278)
LME Aluminum Base Metal 41 3/2021 USD 2,024,990 (85,943)
LME Aluminum Base Metal 698 3/2021 USD 34,507,374 1,347,477
LME Copper Base Metal 1 3/2021 USD 194,123 (1,980)
LME Copper Base Metal 1 3/2021 USD 194,163 (1,965)
LME Copper Base Metal 1 3/2021 USD 194,142 (2,579)
LME Copper Base Metal 2 3/2021 USD 388,024 4,519
LME Copper Base Metal 2 3/2021 USD 388,292 (3,783)
LME Copper Base Metal 2 3/2021 USD 388,188 (11,368)
LME Copper Base Metal 3 3/2021 USD 582,281 1,023
LME Copper Base Metal 4 3/2021 USD 776,600 2,179
LME Copper Base Metal 4 3/2021 USD 775,939 10,928
LME Copper Base Metal 7 3/2021 USD 1,358,560 16,117
LME Copper Base Metal 7 3/2021 USD 1,358,796 (31,597)
LME Copper Base Metal 54 3/2021 USD 10,481,738 33,945
LME Copper Base Metal 56 3/2021 USD 10,865,428 8,281
LME Copper Base Metal 79 3/2021 USD 15,339,331 1,757,426
LME Lead Base Metal 1 3/2021 USD 49,785 (1,440)
LME Lead Base Metal 1 3/2021 USD 49,824 (2,864)
LME Lead Base Metal 1 3/2021 USD 49,777 (1,476)
LME Lead Base Metal 2 3/2021 USD 99,663 (2,693)
LME Lead Base Metal 2 3/2021 USD 99,674 1,221
LME Lead Base Metal 2 3/2021 USD 99,727 (3,378)
LME Lead Base Metal 3 3/2021 USD 149,510 (5,108)
LME Lead Base Metal 4 3/2021 USD 199,333 1,622
LME Lead Base Metal 5 3/2021 USD 249,079 (5,905)
LME Lead Base Metal 7 3/2021 USD 348,819 (16,075)
LME Lead Base Metal 8 3/2021 USD 398,150 (13,071)
LME Lead Base Metal 11 3/2021 USD 547,371 (20,533)
LME Lead Base Metal 97 3/2021 USD 4,837,269 326,483
LME Nickel Base Metal 1 3/2021 USD 99,654 (6,244)
LME Nickel Base Metal 1 3/2021 USD 99,656 (1,228)
LME Nickel Base Metal 2 3/2021 USD 199,210 2,620
LME Nickel Base Metal 2 3/2021 USD 199,344 (6,702)
LME Nickel Base Metal 2 3/2021 USD 199,240 (9,116)
LME Nickel Base Metal 2 3/2021 USD 199,230 (2,676)
LME Nickel Base Metal 3 3/2021 USD 298,740 11,091
LME Nickel Base Metal 10 3/2021 USD 995,850 31,266
LME Nickel Base Metal 81 3/2021 USD 8,071,488 182,677
LME Zinc Base Metal 1 3/2021 USD 68,771 (582)
LME Zinc Base Metal 2 3/2021 USD 137,529 (2,002)
LME Zinc Base Metal 4 3/2021 USD 274,566 (1,212)
LME Zinc Base Metal 4 3/2021 USD 274,883 (13,127)
LME Zinc Base Metal 6 3/2021 USD 412,437 (13,020)
LME Zinc Base Metal 10 3/2021 USD 686,495 (7,530)
LME Zinc Base Metal 11 3/2021 USD 755,686 (24,246)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 79 3/2021 USD $ 5,429,927 $ 358,186
Low Sulphur Gasoil 4 3/2021 USD 170,000 (2,291)
Silver 19 3/2021 USD 2,509,140 141,999
Soybean 21 3/2021 USD 1,376,550 134,964
Soybean Meal 90 3/2021 USD 3,864,600 358,552
Soybean Oil 73 3/2021 USD 1,857,120 207,027
100 oz Gold 19 4/2021 USD 3,609,240 (9,428)
Lean Hogs 1 4/2021 USD 28,900 (86)
Live Cattle 9 4/2021 USD 429,300 1,863
14,877,214
Short Contracts
LME Aluminum Base Metal (6) 1/2021 USD (296,813) (24,874)
LME Aluminum Base Metal (7) 1/2021 USD (346,138) (20,449)
LME Aluminum Base Metal (10) 1/2021 USD (493,645) (49,925)
LME Aluminum Base Metal (16) 1/2021 USD (791,500) (71,491)
LME Aluminum Base Metal (17) 1/2021 USD (840,527) (52,415)
LME Aluminum Base Metal (21) 1/2021 USD (1,036,140) (104,852)
LME Aluminum Base Metal (27) 1/2021 USD (1,335,656) (106,855)
LME Aluminum Base Metal (32) 1/2021 USD (1,582,000) (97,294)
LME Aluminum Base Metal (36) 1/2021 USD (1,779,309) (112,615)
LME Aluminum Base Metal (39) 1/2021 USD (1,924,738) (184,965)
LME Aluminum Base Metal (43) 1/2021 USD (2,127,242) (152,990)
LME Aluminum Base Metal (44) 1/2021 USD (2,176,900) (139,830)
LME Aluminum Base Metal (47) 1/2021 USD (2,325,325) (157,297)
LME Aluminum Base Metal (50) 1/2021 USD (2,497,650) (322,698)
LME Aluminum Base Metal (50) 1/2021 USD (2,473,488) (151,177)
LME Aluminum Base Metal (85) 1/2021 USD (4,205,375) (291,728)
LME Aluminum Base Metal (86) 1/2021 USD (4,246,379) (359,783)
LME Copper Base Metal (1) 1/2021 USD (193,888) (25,766)
LME Copper Base Metal (1) 1/2021 USD (193,796) (23,661)
LME Copper Base Metal (2) 1/2021 USD (387,704) (49,534)
LME Copper Base Metal (2) 1/2021 USD (387,563) (51,218)
LME Copper Base Metal (4) 1/2021 USD (775,481) (105,760)
LME Copper Base Metal (4) 1/2021 USD (775,525) (78,236)
LME Copper Base Metal (4) 1/2021 USD (775,215) (93,626)
LME Copper Base Metal (5) 1/2021 USD (968,719) (152,178)
LME Copper Base Metal (10) 1/2021 USD (1,939,063) (265,889)
LME Copper Base Metal (10) 1/2021 USD (1,939,438) (232,089)
LME Copper Base Metal (10) 1/2021 USD (1,937,250) (307,129)
LME Copper Base Metal (12) 1/2021 USD (2,327,175) (287,807)
LME Copper Base Metal (12) 1/2021 USD (2,325,825) (252,632)
LME Copper Base Metal (19) 1/2021 USD (3,681,815) (506,368)
LME Copper Base Metal (27) 1/2021 USD (5,287,950) (887,501)
LME Lead Base Metal (1) 1/2021 USD (49,581) (5,396)
LME Lead Base Metal (1) 1/2021 USD (49,506) (4,785)
LME Lead Base Metal (1) 1/2021 USD (49,506) (4,109)
LME Lead Base Metal (3) 1/2021 USD (148,747) (14,167)
LME Lead Base Metal (3) 1/2021 USD (148,481) (11,557)
LME Lead Base Metal (3) 1/2021 USD (148,784) (12,517)
LME Lead Base Metal (3) 1/2021 USD (148,706) (16,632)
LME Lead Base Metal (6) 1/2021 USD (297,111) (31,375)
LME Lead Base Metal (6) 1/2021 USD (296,583) (28,399)
LME Lead Base Metal (15) 1/2021 USD (743,344) (66,508)
LME Nickel Base Metal (1) 1/2021 USD (99,404) (4,187)
LME Nickel Base Metal (1) 1/2021 USD (99,375) (7,996)
LME Nickel Base Metal (3) 1/2021 USD (298,306) (18,775)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (3) 1/2021 USD $ (298,293) $ (9,023)
LME Nickel Base Metal (4) 1/2021 USD (397,344) (45,855)
LME Nickel Base Metal (4) 1/2021 USD (397,705) (21,157)
LME Nickel Base Metal (5) 1/2021 USD (501,585) (73,305)
LME Nickel Base Metal (5) 1/2021 USD (496,905) (34,945)
LME Nickel Base Metal (6) 1/2021 USD (596,531) (37,289)
LME Nickel Base Metal (8) 1/2021 USD (795,192) (23,904)
LME Zinc Base Metal (1) 1/2021 USD (68,246) (9,467)
LME Zinc Base Metal (1) 1/2021 USD (69,119) (11,153)
LME Zinc Base Metal (1) 1/2021 USD (68,233) (10,230)
LME Zinc Base Metal (2) 1/2021 USD (136,745) (9,675)
LME Zinc Base Metal (4) 1/2021 USD (273,519) (20,233)
LME Zinc Base Metal (6) 1/2021 USD (409,787) (46,539)
LME Zinc Base Metal (6) 1/2021 USD (409,763) (44,614)
LME Zinc Base Metal (7) 1/2021 USD (478,114) (53,906)
LME Aluminum Base Metal (1) 2/2021 USD (49,375) (290)
LME Aluminum Base Metal (2) 2/2021 USD (98,700) 1,044
LME Aluminum Base Metal (3) 2/2021 USD (148,103) (2,366)
LME Aluminum Base Metal (3) 2/2021 USD (148,088) 1,003
LME Aluminum Base Metal (9) 2/2021 USD (443,925) (15,527)
LME Aluminum Base Metal (12) 2/2021 USD (592,350) 3,414
LME Aluminum Base Metal (15) 2/2021 USD (740,089) (16,026)
LME Aluminum Base Metal (17) 2/2021 USD (839,341) (23,519)
LME Aluminum Base Metal (25) 2/2021 USD (1,233,306) (34,666)
LME Aluminum Base Metal (29) 2/2021 USD (1,431,513) 13,814
LME Aluminum Base Metal (40) 2/2021 USD (1,974,400) 35,482
LME Aluminum Base Metal (51) 2/2021 USD (2,522,906) (96,711)
LME Copper Base Metal (1) 2/2021 USD (193,944) (3,271)
LME Copper Base Metal (1) 2/2021 USD (193,933) (13,257)
LME Copper Base Metal (1) 2/2021 USD (193,940) (11,589)
LME Copper Base Metal (1) 2/2021 USD (193,938) (19,872)
LME Copper Base Metal (2) 2/2021 USD (387,933) (39,538)
LME Copper Base Metal (2) 2/2021 USD (387,734) (51,101)
LME Copper Base Metal (2) 2/2021 USD (387,961) (40,497)
LME Copper Base Metal (6) 2/2021 USD (1,163,588) (93,503)
LME Copper Base Metal (6) 2/2021 USD (1,163,030) (154,145)
LME Copper Base Metal (7) 2/2021 USD (1,357,664) (145,103)
LME Copper Base Metal (12) 2/2021 USD (2,326,572) (259,304)
LME Lead Base Metal (1) 2/2021 USD (49,624) (4,951)
LME Lead Base Metal (2) 2/2021 USD (99,362) (7,667)
LME Lead Base Metal (2) 2/2021 USD (99,348) (7,253)
LME Lead Base Metal (3) 2/2021 USD (149,189) 3,804
LME Lead Base Metal (5) 2/2021 USD (248,189) (21,952)
LME Lead Base Metal (9) 2/2021 USD (447,581) (14,860)
LME Lead Base Metal (10) 2/2021 USD (496,450) (33,426)
LME Lead Base Metal (10) 2/2021 USD (496,953) (28,529)
LME Lead Base Metal (18) 2/2021 USD (895,275) 54,581
LME Nickel Base Metal (1) 2/2021 USD (99,499) (4,042)
LME Nickel Base Metal (1) 2/2021 USD (99,490) (4,993)
LME Nickel Base Metal (1) 2/2021 USD (99,546) (2,372)
LME Nickel Base Metal (3) 2/2021 USD (298,575) (10,634)
LME Nickel Base Metal (3) 2/2021 USD (298,571) (13,459)
LME Nickel Base Metal (4) 2/2021 USD (397,869) (24,921)
LME Nickel Base Metal (6) 2/2021 USD (596,913) (27,915)
LME Nickel Base Metal (7) 2/2021 USD (696,462) (29,520)
LME Nickel Base Metal (8) 2/2021 USD (796,337) (25,081)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 2/2021 USD $ (68,587) $ 311
LME Zinc Base Metal (1) 2/2021 USD (68,596) 1,771
LME Zinc Base Metal (1) 2/2021 USD (68,427) (4,929)
LME Zinc Base Metal (2) 2/2021 USD (137,000) (5,306)
LME Zinc Base Metal (2) 2/2021 USD (137,061) 2,084
LME Zinc Base Metal (2) 2/2021 USD (137,092) (3,147)
LME Zinc Base Metal (3) 2/2021 USD (205,445) (7,078)
LME Zinc Base Metal (3) 2/2021 USD (205,307) (11,079)
LME Zinc Base Metal (4) 2/2021 USD (273,670) (17,362)
LME Zinc Base Metal (4) 2/2021 USD (274,083) 705
LME Zinc Base Metal (6) 2/2021 USD (411,462) (1,380)
NY Harbor ULSD (15) 2/2021 USD (935,802) 2,531
WTI Crude Oil (137) 2/2021 USD (6,662,310) (198,690)
LME Aluminum Base Metal (1) 3/2021 USD (49,458) 1,202
LME Aluminum Base Metal (1) 3/2021 USD (49,400) 2,222
LME Aluminum Base Metal (2) 3/2021 USD (98,863) 3,002
LME Aluminum Base Metal (2) 3/2021 USD (98,908) 1,474
LME Aluminum Base Metal (2) 3/2021 USD (98,869) 3,382
LME Aluminum Base Metal (6) 3/2021 USD (296,888) 3,057
LME Aluminum Base Metal (10) 3/2021 USD (494,500) 13,133
LME Aluminum Base Metal (12) 3/2021 USD (592,800) 17,665
LME Aluminum Base Metal (14) 3/2021 USD (691,600) 14,659
LME Aluminum Base Metal (15) 3/2021 USD (741,079) 25,752
LME Aluminum Base Metal (18) 3/2021 USD (890,775) 3,097
LME Aluminum Base Metal (21) 3/2021 USD (1,037,400) 34,601
LME Aluminum Base Metal (28) 3/2021 USD (1,383,200) 25,267
LME Aluminum Base Metal (33) 3/2021 USD (1,632,749) 17,987
LME Aluminum Base Metal (41) 3/2021 USD (2,024,990) 83,335
LME Aluminum Base Metal (566) 3/2021 USD (27,981,626) (1,024,142)
LME Copper Base Metal (1) 3/2021 USD (194,163) 1,812
LME Copper Base Metal (1) 3/2021 USD (194,123) 1,516
LME Copper Base Metal (1) 3/2021 USD (194,142) 2,381
LME Copper Base Metal (2) 3/2021 USD (388,188) 11,112
LME Copper Base Metal (2) 3/2021 USD (388,292) 3,989
LME Copper Base Metal (2) 3/2021 USD (388,024) (4,493)
LME Copper Base Metal (3) 3/2021 USD (582,281) (1,693)
LME Copper Base Metal (4) 3/2021 USD (776,600) (1,631)
LME Copper Base Metal (4) 3/2021 USD (775,939) (8,798)
LME Copper Base Metal (7) 3/2021 USD (1,358,796) 29,719
LME Copper Base Metal (7) 3/2021 USD (1,358,560) (15,061)
LME Copper Base Metal (8) 3/2021 USD (1,553,350) 6,191
LME Copper Base Metal (54) 3/2021 USD (10,481,738) 26,335
LME Copper Base Metal (56) 3/2021 USD (10,865,428) (18,570)
LME Lead Base Metal (1) 3/2021 USD (49,777) 1,305
LME Lead Base Metal (1) 3/2021 USD (49,785) 1,388
LME Lead Base Metal (1) 3/2021 USD (49,824) 2,949
LME Lead Base Metal (2) 3/2021 USD (99,674) (1,179)
LME Lead Base Metal (2) 3/2021 USD (99,663) 2,442
LME Lead Base Metal (2) 3/2021 USD (99,727) 2,891
LME Lead Base Metal (3) 3/2021 USD (149,510) 5,208
LME Lead Base Metal (4) 3/2021 USD (199,333) (2,143)
LME Lead Base Metal (5) 3/2021 USD (249,079) 5,408
LME Lead Base Metal (7) 3/2021 USD (348,819) 15,782
LME Lead Base Metal (8) 3/2021 USD (398,150) 11,631
LME Lead Base Metal (11) 3/2021 USD (547,371) 23,851
LME Lead Base Metal (87) 3/2021 USD (4,338,581) 47,706

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 3/2021 USD $ (99,654) $ 6,184
LME Nickel Base Metal (1) 3/2021 USD (99,656) 395
LME Nickel Base Metal (2) 3/2021 USD (199,230) 2,364
LME Nickel Base Metal (2) 3/2021 USD (199,240) 8,355
LME Nickel Base Metal (2) 3/2021 USD (199,210) (3,196)
LME Nickel Base Metal (2) 3/2021 USD (199,344) 6,030
LME Nickel Base Metal (3) 3/2021 USD (298,740) (10,929)
LME Nickel Base Metal (10) 3/2021 USD (995,850) (29,880)
LME Nickel Base Metal (92) 3/2021 USD (9,167,616) (797,017)
LME Zinc Base Metal (1) 3/2021 USD (68,771) 410
LME Zinc Base Metal (2) 3/2021 USD (137,529) 1,715
LME Zinc Base Metal (4) 3/2021 USD (274,566) 1,422
LME Zinc Base Metal (4) 3/2021 USD (274,883) 12,924
LME Zinc Base Metal (6) 3/2021 USD (412,437) 13,521
LME Zinc Base Metal (10) 3/2021 USD (686,495) 7,076
LME Zinc Base Metal (11) 3/2021 USD (755,686) 23,844
LME Zinc Base Metal (61) 3/2021 USD (4,192,728) (174,074)
Wheat (3) 3/2021 USD (96,075) (9,504)
Platinum (3) 10/2021 JPY (50,845) (1,549)
Platinum (9) 12/2021 JPY (153,014) (379)
(9,375,164)
$ 5,502,050
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Cash $ (200,142) $ – $ (200,142)
Investment Companies 64,672 – 64,672
GSCO
Cash – 393,649 393,649
GSIN
Cash (34,545) – (34,545)
JPPC
Cash – 530,777 530,777
MSCL
Cash – 454,769 454,769
SOCG
Cash (1,330,060) – (1,330,060)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
December 31, 2020
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 13.0%
Federal Republic of Germany
0.50%, 4/15/2030 (a)(b) EUR 2,916,147 4,277,315
French Republic
1.85%, 7/25/2027 (a)(b) 1,005,283 1,508,013
0.10%, 3/1/2029 (a)(b) 502,835 693,688
0.70%, 7/25/2030 (a)(b) 1,047,801 1,553,571
United Kingdom Gilt Inflation Linked
1.25%, 11/22/2027 (a)(b) GBP 614,138 1,113,112
0.13%, 8/10/2028 (a)(b) 316,167 546,186
0.13%, 3/22/2029 (a)(b) 520,589 913,605
1.25%, 11/22/2032 (a)(b) 677,655 1,471,024
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $11,187,496) 12,076,514
U.S. TREASURY OBLIGATIONS - 26.2%
U.S. Treasury Inflation Linked Notes
0.13%, 10/15/2024 $ 100,000 108,814
0.25%, 1/15/2025 (c) 400,000 474,488
0.13%, 4/15/2025 700,000 759,095
0.38%, 7/15/2025 (c) 500,000 602,960
0.13%, 7/15/2026 165,000 197,105
0.38%, 1/15/2027 100,000 120,283
0.38%, 7/15/2027 2,190,000 2,622,557
0.50%, 1/15/2028 (c) 2,400,000 2,872,501
0.75%, 7/15/2028 2,370,000 2,859,030
0.88%, 1/15/2029 (c) 2,595,000 3,144,628
0.25%, 7/15/2029 3,400,000 3,917,582
0.13%, 1/15/2030 3,600,000 4,064,062
0.13%, 7/15/2030 2,300,000 2,620,053
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $23,073,120) 24,363,158
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 56.7%
INVESTMENT COMPANIES - 33.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(d)(e) 928,773 928,773
Limited Purpose Cash Investment
Fund, 0.03% (1)(d) 30,587,065 30,574,831
UBS Select Treasury Preferred
Fund, Class I, 0.01% (1)(d) 8,257 8,257
TOTAL INVESTMENT COMPANIES
(Cost $31,517,232) 31,511,861
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 22.9%
U.S. Treasury Bills
0.13%, 1/28/2021 (f) $ 173,000 172,993
0.12%, 2/11/2021 (f)(g) 877,000 876,944
0.11%, 3/25/2021 (f) 328,000 327,945
0.11%, 4/1/2021 (f) 6,879,000 6,877,670
0.11%, 4/8/2021 (f) 6,627,000 6,625,702
0.12%, 4/15/2021 (f) 601,000 600,861
0.12%, 4/22/2021 (f)(g) 3,202,000 3,201,232
0.11%, 5/13/2021 (f) 1,650,000 1,649,520
0.10%, 5/20/2021 (f) 463,000 462,858
0.09%, 5/27/2021 (f) 295,000 294,909
0.09%, 6/3/2021 (f) 241,000 240,917
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,329,635) 21,331,551
TOTAL SHORT-TERM INVESTMENTS
(Cost $52,846,867) 52,843,412
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.9%
(Cost $87,107,483) 89,283,084
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.1% (h) 3,823,094
NET ASSETS - 100.0% 93,106,178
(a) Inflation protected security.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2020, the value of these securities amounted to $12,076,514 or 12.97% of net assets.
(c) All or a portion of the security pledged as collateral for futures contracts.
(d) Represents 7-day effective yield as of December 31, 2020.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
December 31, 2020
Total return swap contracts outstanding as of December 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Canada 10 Year
Bond March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination BANA 03/22/2021 CAD 745,500 $ 131
Corn March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/19/2021 USD 726,000 99,752
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/05/2021 USD 39,060 3,025
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/05/2021 USD 78,120 7,180
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/28/2021 HKD 1,360,950 3,932
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/28/2021 HKD 4,082,850 13,337
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/28/2021 HKD 1,070,100 3,451
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/28/2021 HKD 16,586,550 57,427
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 02/17/2021 BRL 1,192,300 7,063
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/11/2021 KRW 1,070,162,500 65,136
Live Cattle
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/05/2021 USD 230,050 9,051
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/01/2021 USD 47,700 135
SGX NIFTY 50
Index January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/28/2021 USD 84,096 207
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/19/2021 USD 131,100 16,409
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/19/2021 USD 2,622,000 343,404
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/19/2021 USD 214,700 18,946

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/19/2021 USD 644,100 $ 58,064
Soybean Oil
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/19/2021 USD 101,760 12,159
Soybean Oil
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/19/2021 USD 1,093,920 130,910
Sugar No. 11
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/16/2021 USD 17,349 3,156
Sugar No. 11
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/16/2021 USD 34,698 6,450
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/19/2021 CHF 532,200 22,120
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/20/2021 TWD 32,291,600 48,931
Wheat March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/19/2021 USD 128,100 6,310
936,686
Live Cattle
February Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 02/05/2021 USD (46,010) (148)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 02/19/2021 USD (917,700) (51,856)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 02/19/2021 USD (131,100) (20,685)
(72,689)
$ 863,997
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 5 1/2021 EUR $ 762,957 $ 5,031
Hang Seng Index 6 1/2021 HKD 1,053,306 27,935
HSCEI 9 1/2021 HKD 621,152 17,786
LME Aluminum Base Metal 1 1/2021 USD 49,475 3,085
LME Aluminum Base Metal 1 1/2021 USD 49,953 6,243
LME Aluminum Base Metal 2 1/2021 USD 98,938 7,782

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 2 1/2021 USD $ 98,753 $ 8,109
LME Aluminum Base Metal 2 1/2021 USD 98,942 7,136
LME Aluminum Base Metal 2 1/2021 USD 98,729 9,796
LME Aluminum Base Metal 3 1/2021 USD 148,328 9,280
LME Aluminum Base Metal 3 1/2021 USD 148,406 11,710
LME Aluminum Base Metal 3 1/2021 USD 148,345 10,253
LME Aluminum Base Metal 3 1/2021 USD 148,425 10,291
LME Aluminum Base Metal 3 1/2021 USD 148,276 9,472
LME Aluminum Base Metal 5 1/2021 USD 246,761 23,691
LME Copper Base Metal 1 1/2021 USD 193,780 25,277
LME Copper Base Metal 1 1/2021 USD 193,796 24,216
LME Copper Base Metal 1 1/2021 USD 193,819 21,272
LME Copper Base Metal 2 1/2021 USD 387,488 60,982
LME Zinc Base Metal 1 1/2021 USD 68,298 7,720
NY Harbor ULSD 6 1/2021 USD 373,968 52,624
RBOB Gasoline 2 1/2021 USD 118,448 13,873
SGX NIFTY 50 Index 17 1/2021 USD 476,544 1,842
100 oz Gold 18 2/2021 USD 3,411,180 (36,258)
Brent Crude Oil 56 2/2021 USD 2,901,920 144,880
Lean Hogs 9 2/2021 USD 252,990 13,604
Live Cattle 3 2/2021 USD 138,030 4,966
LME Aluminum Base Metal 1 2/2021 USD 49,332 1,455
LME Aluminum Base Metal 1 2/2021 USD 49,360 (1,212)
LME Aluminum Base Metal 2 2/2021 USD 98,938 4,232
LME Aluminum Base Metal 2 2/2021 USD 98,650 3,444
LME Aluminum Base Metal 2 2/2021 USD 98,746 3,248
LME Zinc Base Metal 1 2/2021 USD 68,418 4,365
NY Harbor ULSD 5 2/2021 USD 311,934 1,090
RBOB Gasoline 12 2/2021 USD 713,362 16,065
Sugar No. 11 80 2/2021 USD 1,387,904 218,576
Australia 10 Year Bond 36 3/2021 AUD 4,086,253 8,089
Canada 10 Year Bond 36 3/2021 CAD 4,216,828 3,688
Cocoa 12 3/2021 USD 312,360 (13,670)
Coffee 'C' 10 3/2021 USD 480,938 12,267
Corn 76 3/2021 USD 1,839,200 242,252
Cotton No. 2 9 3/2021 USD 351,540 30,332
DAX Index 1 3/2021 EUR 419,820 14,827
Euro-Bund 103 3/2021 EUR 22,352,432 1,968
Feeder Cattle 1 3/2021 USD 70,113 (1,212)
FTSE/JSE Top 40 Index 8 3/2021 ZAR 297,369 (2,111)
FTSE/MIB Index 6 3/2021 EUR 811,017 9,304
Japan 10 Year Bond Mini 108 3/2021 JPY 15,881,768 (24,723)
KC HRW Wheat 6 3/2021 USD 181,050 12,706
KOSPI 200 Index 6 3/2021 KRW 537,352 36,896
LME Aluminum Base Metal 2 3/2021 USD 98,975 (173)
LME Aluminum Base Metal 5 3/2021 USD 246,950 (10,481)
LME Aluminum Base Metal 6 3/2021 USD 296,400 (8,242)
LME Aluminum Base Metal 38 3/2021 USD 1,878,625 66,765
LME Copper Base Metal 1 3/2021 USD 194,094 341
LME Copper Base Metal 1 3/2021 USD 194,150 545
LME Copper Base Metal 23 3/2021 USD 4,465,881 604,325
LME Lead Base Metal 2 3/2021 USD 99,738 7,721
LME Nickel Base Metal 1 3/2021 USD 99,610 18
LME Nickel Base Metal 2 3/2021 USD 199,296 8,691
LME Zinc Base Metal 1 3/2021 USD 68,691 (2,493)
LME Zinc Base Metal 10 3/2021 USD 687,333 68,540

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Low Sulphur Gasoil 12 3/2021 USD $ 510,000 $ 16,336
Russell 2000 E-Mini Index 13 3/2021 USD 1,283,620 35,976
S&P 500 E-Mini Index 90 3/2021 USD 16,869,600 445,874
S&P Midcap 400 E-Mini Index 5 3/2021 USD 1,151,750 28,500
S&P/TSX 60 Index 7 3/2021 CAD 1,131,636 (10,948)
Silver 7 3/2021 USD 924,420 52,021
Soybean Meal 23 3/2021 USD 987,620 93,997
SPI 200 Index 2 3/2021 AUD 251,985 (871)
TOPIX Index 16 3/2021 JPY 2,796,184 62,268
U.S. Treasury 10 Year Note 574 3/2021 USD 79,256,843 87,816
Wheat 9 3/2021 USD 288,225 7,420
100 oz Gold 4 4/2021 USD 759,840 (1,985)
Lean Hogs 2 4/2021 USD 57,800 (170)
2,636,265
Short Contracts
LME Aluminum Base Metal (1) 1/2021 USD (49,953) (6,593)
LME Aluminum Base Metal (1) 1/2021 USD (49,475) (3,178)
LME Aluminum Base Metal (2) 1/2021 USD (98,753) (8,359)
LME Aluminum Base Metal (2) 1/2021 USD (98,729) (9,985)
LME Aluminum Base Metal (2) 1/2021 USD (98,942) (7,112)
LME Aluminum Base Metal (2) 1/2021 USD (98,938) (8,292)
LME Aluminum Base Metal (3) 1/2021 USD (148,276) (9,385)
LME Aluminum Base Metal (3) 1/2021 USD (148,345) (10,279)
LME Aluminum Base Metal (3) 1/2021 USD (148,425) (10,282)
LME Aluminum Base Metal (3) 1/2021 USD (148,328) (9,250)
LME Aluminum Base Metal (3) 1/2021 USD (148,406) (11,873)
LME Aluminum Base Metal (5) 1/2021 USD (246,761) (23,714)
LME Copper Base Metal (1) 1/2021 USD (193,819) (21,171)
LME Copper Base Metal (1) 1/2021 USD (193,780) (25,243)
LME Copper Base Metal (1) 1/2021 USD (193,796) (23,661)
LME Copper Base Metal (2) 1/2021 USD (387,488) (60,871)
LME Zinc Base Metal (1) 1/2021 USD (68,298) (7,757)
LME Aluminum Base Metal (1) 2/2021 USD (49,360) 887
LME Aluminum Base Metal (1) 2/2021 USD (49,332) (1,387)
LME Aluminum Base Metal (2) 2/2021 USD (98,746) (3,369)
LME Aluminum Base Metal (2) 2/2021 USD (98,650) (3,502)
LME Aluminum Base Metal (2) 2/2021 USD (98,938) (3,744)
LME Zinc Base Metal (1) 2/2021 USD (68,418) (4,340)
LME Aluminum Base Metal (2) 3/2021 USD (98,975) 344
LME Aluminum Base Metal (5) 3/2021 USD (246,950) 10,163
LME Aluminum Base Metal (6) 3/2021 USD (296,400) 6,282
LME Aluminum Base Metal (18) 3/2021 USD (889,875) (49,918)
LME Copper Base Metal (1) 3/2021 USD (194,150) (408)
LME Copper Base Metal (1) 3/2021 USD (194,094) (564)
LME Copper Base Metal (3) 3/2021 USD (582,506) (26,632)
LME Nickel Base Metal (1) 3/2021 USD (99,610) (613)
LME Zinc Base Metal (1) 3/2021 USD (68,691) 2,582
LME Zinc Base Metal (2) 3/2021 USD (137,467) (12,478)
(343,702)
$ 2,292,563

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
December 31, 2020
Forward foreign currency contracts outstanding as of December 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
GBP 346,000 USD 462,479 CITI 3/17/2021 $ 10,888
USD 327,417 EUR 266,000 CITI 3/17/2021 1,931
Total unrealized appreciation 12,819
USD 4,599,566 EUR 3,844,905 CITI 3/17/2021 (105,171)
USD 3,678,086 EUR 3,081,904 JPMC 3/17/2021 (93,021)
USD 2,746,042 GBP 2,055,917 CITI 3/17/2021 (66,682)
USD 1,766,636 GBP 1,323,913 JPMC 3/17/2021 (44,625)
Total unrealized depreciation (309,499)
Net unrealized depreciation $ (296,680)
Collateral pledged to, or (received from), each counterparty at December 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 1,366,451 $ 1,366,451
CITI
Investment Companies 351,484 – 351,484
GSCO
Cash – 25,503 25,503
U.S. Treasury Inflation Linked Notes – 543,175 543,175
GSIN
Cash 432,511 – 432,511
JPMC
Investment Companies 491,840 – 491,840
JPMS
Cash – 113,325 113,325
MLIN
Cash (110,000) – (110,000)
MSCL
U.S. Treasury Inflation Linked Notes – 894,245 894,245

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
December 31, 2020
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Cash $ (100,016) $ – $ (100,016)
Investment Companies 85,449 – 85,449
GSCO
Cash – 129,121 129,121
GSIN
Cash (420,057) – (420,057)
U.S. Treasury Bills 409,953 – 409,953
JPPC
Cash – 1,245 1,245
MSCL
Cash – 206,300 206,300
SOCG
Cash 40,000 – 40,000

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 92.6%
COMMON STOCKS - 4.5%
Italy - 4.5%
A2A SpA (a) 2,484,254 3,981,934
Assicurazioni Generali SpA (a) 73,460 1,286,167
Azimut Holding SpA (a) 42,415 921,852
Banco BPM SpA (a) 374,956 831,932
Buzzi Unicem SpA (a) 112,942 2,696,232
DiaSorin SpA (a) 7,033 1,468,425
Enel SpA (a) 14,848 151,074
Hera SpA (a) 651,308 2,370,071
Intesa Sanpaolo SpA *(a) 223,117 527,386
Italgas SpA (a) 278,030 1,771,055
Leonardo SpA (a) 345,112 2,494,530
Mediobanca Banca di Credito
Finanziario SpA *(a) 18,937 175,297
Poste Italiane SpA (a)(b) 171,950 1,758,836
Prysmian SpA (a) 37,830 1,346,470
Saipem SpA (a) 268,226 728,100
Terna Rete Elettrica Nazionale SpA
(a) 415,197 3,190,449
Unipol Gruppo SpA *(a) 627,992 3,017,756
TOTAL COMMON STOCKS
(Cost $23,484,183) 28,717,566
SHORT-TERM INVESTMENTS - 88.1%
INVESTMENT COMPANIES - 38.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(c)(d) 66,703,051 66,703,051
Limited Purpose Cash Investment
Fund, 0.03% (1)(c)(e) 182,306,333 182,233,410
TOTAL INVESTMENT COMPANIES
(Cost $248,948,464) 248,936,461
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 49.3%
U.S. Treasury Bills
0.12%, 2/25/2021 (f)(g) $ 13,373,000 13,371,696
0.09%, 3/11/2021 (g) 49,000,000 48,993,263
0.12%, 3/18/2021 (g)(h) 34,421,000 34,416,114
0.11%, 3/25/2021 (g)(h) 52,136,000 52,127,310
0.11%, 4/8/2021 (g)(h) 49,111,000 49,101,383
0.12%, 4/15/2021 (g) 4,752,000 4,750,900
0.12%, 4/22/2021 (g) 11,924,000 11,921,138
0.11%, 4/29/2021 (g)( i ) 31,625,000 31,616,413
0.11%, 5/6/2021 (g)(h) 16,003,000 15,998,526
0.11%, 5/13/2021 (g)(h) 33,207,000 33,197,332
0.10%, 5/20/2021 (g)(h) 7,646,000 7,643,653
0.09%, 5/27/2021 (g)(h) 13,729,000 13,724,774
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $316,836,412) 316,862,502
TOTAL SHORT-TERM INVESTMENTS
(Cost $565,784,876) 565,798,963
TOTAL LONG POSITIONS
(Cost $589,269,059) 594,516,529
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (5.0)%
COMMON STOCKS - (5.0)%
Canada - (0.5)%
SNC-Lavalin Group, Inc. (1) (206,119) (3,518,710)
Italy - (3.8)%
Amplifon SpA * (50,465) (2,097,637)
Atlantia SpA * (107,767) (1,946,052)
Davide Campari-Milano NV (372,810) (4,273,271)
Eni SpA (119,261) (1,245,050)
Ferrari NV (16,577) (3,844,895)
FinecoBank Banca Fineco SpA * (23,784) (392,246)
Freni Brembo SpA * (201,033) (2,665,368)
Infrastrutture Wireless Italiane SpA
(b) (168,258) (2,039,704)
Moncler SpA * (8,952) (550,375)
Nexi SpA *(b) (39,466) (785,338)
Pirelli & C SpA *(b) (124,267) (673,667)
Recordati Industria Chimica e
Farmaceutica SpA (16,824) (935,563)
Salvatore Ferragamo SpA * (27,212) (528,395)
Snam SpA (197,506) (1,115,434)
Telecom Italia SpA (339,849) (157,741)
UniCredit SpA * (25,408) (238,058)
(23,488,794)
—
Portugal - 0.0% (j)
Banco Espirito Santo SA
(Registered) (3)*(k) (216,618) (3)
United Kingdom - (0.5)%
CNH Industrial NV * (280,992) (3,532,187)
United States - (0.2)%
Tenaris SA (160,794) (1,303,033)
TOTAL COMMON STOCKS
(Proceeds $(30,929,929)) (31,842,727)
TOTAL SHORT POSITIONS
(Proceeds $(30,929,929)) (31,842,727)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 87.6%
(Cost $558,339,130) 562,673,802
OTHER ASSETS IN EXCESS OF
LIABILITIES - 12.4% (l) 79,689,092
NET ASSETS - 100.0% 642,362,894

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $28,771,843. In addition,
$5,978,110 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2020 amounted to $(1,739,873), which represents approximately (0.27)% of net assets of the fund.
(c) Represents 7-day effective yield as of December 31, 2020.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) For the period ended December 31, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(f) All or a portion of the security pledged as collateral for futures contracts.
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap and futures contracts.
(i) All or a portion of the security pledged as collateral for swap contracts.
(j) Represents less than 0.05% of net assets.
(k) Security fair valued as of December 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at
December 31, 2020 amounted to $(3), which represents approximately (0.00)% of net assets of the fund.
(l) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (2,197,445) (0.3) %
Consumer Discretionary (8,262,699) (1.3)
Consumer Staples (4,273,272) (0.7)
Energy (1,819,984) (0.3)
Financials 7,888,919 1.2
Health Care (1,564,775) (0.2)
Industrials (5,155,949) (0.8)
Information Technology (785,338) (0.1)
Materials 2,696,232 0.4
Utilities 10,349,150 1.6
Short-Term Investments 565,798,963 88.1
Total Investments In Securities
At Value 562,673,802 87.6
Other Assets in Excess of
Liabilities (l ) 79,689,092 12.4
Net Assets
$ 642,362,894 100.0%
Affiliate
Value
At
12/31/2019
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2020
Shares
Held At
12/31/2020
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 28.4%
INVESTMENT COMPANIES - 28.4%
Limited Purpose
Cash Investment
Fund,
0.03% (1)(a)
(Cost $182,245,413) $806,746,055 $2,617,082,037 $(3,241,979,357) $588,925 $(204,250) $182,233,410 182,306,333 $3,653,500 $26,561
(a) Represents 7-day effective yield as of December 31, 2020.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
(3) Level 3 security (See Note 5).

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
Forward effective interest rate swap contracts outstanding as of December 31, 2020:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BA Qtrly 0.75% Semi 6/14/2023 CAD 276,300,000 $ 462,702 $ 422,331 $ 885,033
Pay 6M EURIBOR Semi 0.00% Annual 6/16/2031 EUR 40,600,000 1,019,950 195,556 1,215,506
Pay 6M LIBOR Semi 0.25% Semi 3/17/2023 GBP 106,700,000 352,381 235,019 587,400
Pay 6M LIBOR Semi 0.25% Semi 6/16/2023 GBP 751,100,000 2,047,068 1,667,738 3,714,806
Receive 3M BA Qtrly 1.25% Semi 6/16/2031 CAD 58,200,000 135,863 (29,574) 106,289
Receive 3M BBR Qtrly 0.00% Qtrly 3/09/2023 AUD 52,100,000 48,753 13,525 62,278
Receive 6M BBR Semi 1.00% Semi 6/12/2031 AUD 7,300,000 35,017 2,814 37,831
Receive 6M EURIBOR Semi 0.75% Annual 6/16/2023 EUR 50,000,000 242,542 47,236 289,778
4,344,276 2,554,645 6,898,921
Pay 3M BBR Qtrly 0.00% Qtrly 6/08/2023 AUD 34,800,000 (66,076) 9,061 (57,015)
Pay 3M LIBOR Qtrly 0.75% Semi 3/17/2031 USD 52,500,000 33,398 (1,077,446) (1,044,048)
Pay 3M LIBOR Qtrly 0.75% Semi 6/16/2031 USD 41,800,000 (886,240) (102,246) (988,486)
Pay 6M BBR Semi 1.00% Semi 3/13/2031 AUD 10,800,000 77,921 (92,955) (15,034)
Pay 6M EURIBOR Semi 0.25% Annual 6/16/2031 EUR 9,600,000 23,154 (37,932) (14,778)
Pay 6M LIBOR Semi 0.00% Semi 3/19/2031 JPY 76,000,000 (3,854) (257) (4,111)
Pay 6M LIBOR Semi 0.00% Semi 6/18/2031 JPY 15,843,800,000 (874,932) (122,068) (997,000)
Receive 3M LIBOR Qtrly 0.25% Semi 3/17/2023 USD 254,800,000 (190,386) (118,504) (308,890)
Receive 3M LIBOR Qtrly 0.25% Semi 6/16/2023 USD 189,600,000 (15,874) (155,672) (171,546)
Receive 6M EURIBOR Semi 0.5% Annual 6/16/2023 EUR 205,000,000 (104,336) 25,024 (79,312)
Receive 6M LIBOR Semi 0.00% Semi 3/15/2023 JPY 380,200,000 (3,246) (465) (3,711)
Receive 6M LIBOR Semi 0.00% Semi 6/21/2023 JPY 78,395,700,000 (697,507) (61,649) (759,156)
Receive 6M LIBOR Semi 0.50% Semi 3/17/2031 GBP 21,200,000 (112,941) (147,600) (260,541)
Receive 6M LIBOR Semi 0.50% Semi 6/16/2031 GBP 153,500,000 410,950 (1,920,379) (1,509,429)
(2,409,969) (3,803,088) (6,213,057)
$ 1,934,307 $ (1,248,443) $ 685,864
Abbreviations:
3M: 3 Month
6M: 6 Month
Qtrly : Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at December 31, 2020 were as follows:
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.01%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.48%
3 Month London Interbank Offered Rate (''LIBOR''): 0.24%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.02%
6 Month Euro Interbank Offered Rate (''EURIBOR''): (0.53)%
6 Month London Interbank Offered Rate (''LIBOR''): 0.26%

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
Total return swap contracts outstanding as of December 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
BIST 30 Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/26/2021 TRY 5,091,595 $ 19,105
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/28/2021 HKD 38,106,600 133,861
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 03/11/2021 KRW 97,287,500 6,595
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/11/2021 KRW 1,070,162,500 65,136
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/19/2021 USD 37,494,600 4,321,518
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/19/2021 CHF 10,537,560 432,015
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 03/19/2021 CHF 82,278,120 3,263,227
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/20/2021 TWD 46,969,600 70,371
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/20/2021 TWD 610,604,800 915,575
WIG20 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 03/19/2021 PLN 1,713,120 7,416
WIG20 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 03/19/2021 PLN 3,784,800 13,620
MSCI Emerging
Markets Taiwan
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.55%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2021 USD 1,713,386 67,231
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and
pays the TIIE
plus or minus
a specified
spread (0.55%)
Increases in
total return of
reference entity
Monthly CITI 03/19/2021 MXN 94,924,211 86,030

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.32%)
Increases in
total return of
reference entity
Monthly CITI 03/19/2021 EUR 78,828,793 $ 1,631,526
MSCI Poland Net
Return Index
Decreases in
total return
of reference
entity and pays
the WIBOR
plus or minus
a specified
spread (0.27%)
Increases in
total return of
reference entity
Monthly CITI 03/19/2021 PLN 750,666 564
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.24%) Monthly CITI 03/17/2021 EUR (8,722,973) 248,349
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.48%)
Increases in
total return of
reference entity
Monthly CITI 03/19/2021 CHF 41,760,151 1,592,157
12,874,296
iBovespa Index
February Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 02/17/2021 BRL (122,210,750) (705,865)
iBovespa Index
February Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 02/17/2021 BRL (25,634,450) (159,171)
SGX NIFTY 50
Index January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 01/28/2021 USD (1,653,888) (5,953)
SGX NIFTY 50
Index January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/28/2021 USD (1,597,824) (8,054)
Tel Aviv Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/27/2021 ILS (16,639,455) (260,301)
MSCI Israel Daily
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (0.00%) Monthly JPMC 03/17/2021 USD (237,497) (17,023)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.75%) Monthly CITI 03/17/2021 ZAR (243,639,323) $ (24,002)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.40%)
Increases in
total return of
reference entity
Monthly CITI 03/19/2021 SEK 76,647,659 (45,350)
(1,225,719)
$ 11,648,577
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 361 1/2021 USD $ 18,699,800 $ 371,771
FTSE Bursa Malaysia KLCI Index 14 1/2021 MYR 283,654 (2,066)
Hang Seng Index 11 1/2021 HKD 1,931,061 51,654
LME Copper Base Metal 1 1/2021 USD 193,789 25,942
LME Copper Base Metal 3 1/2021 USD 581,285 89,166
LME Copper Base Metal 7 1/2021 USD 1,356,206 213,438
LME Copper Base Metal 9 1/2021 USD 1,743,525 265,143
LME Copper Base Metal 10 1/2021 USD 1,938,813 196,824
LME Copper Base Metal 11 1/2021 USD 2,132,969 274,627
LME Copper Base Metal 13 1/2021 USD 2,519,644 262,891
LME Copper Base Metal 20 1/2021 USD 3,875,925 468,622
LME Copper Base Metal 25 1/2021 USD 4,844,494 691,753
LME Copper Base Metal 51 1/2021 USD 9,988,350 1,730,678
OMXS30 Index 74 1/2021 SEK 1,689,320 (17,450)
SGX FTSE Taiwan Index 215 1/2021 USD 10,971,450 155,563
LME Copper Base Metal 1 2/2021 USD 194,038 15,259
LME Copper Base Metal 13 2/2021 USD 2,521,269 41,485
LME Copper Base Metal 20 2/2021 USD 3,880,875 345,436
LME Copper Base Metal 41 2/2021 USD 7,953,201 823,928
LME Copper Base Metal 53 2/2021 USD 10,278,356 831,298
3 Month Canadian Bankers Acceptance 264 3/2021 CAD 51,616,781 21,298
3 Month Eurodollar 334 3/2021 USD 83,358,050 26,438
Australia 10 Year Bond 290 3/2021 AUD 32,917,039 55,517
Canada 10 Year Bond 979 3/2021 CAD 114,674,287 185,803
Copper 33 3/2021 USD 2,903,175 223,753
FTSE/MIB Index 137 3/2021 EUR 18,518,217 232,236
Japan 10 Year Bond 320 3/2021 JPY 470,818,847 (330,921)
KOSPI 200 Index 384 3/2021 KRW 34,390,500 2,322,301
LME Copper Base Metal 1 3/2021 USD 193,998 1,996

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 3/2021 USD $ 194,026 $ 148
LME Copper Base Metal 4 3/2021 USD 776,455 (2,306)
LME Copper Base Metal 10 3/2021 USD 1,941,228 (19,796)
LME Copper Base Metal 12 3/2021 USD 2,329,800 7,168
LME Copper Base Metal 16 3/2021 USD 3,105,280 36,888
LME Copper Base Metal 23 3/2021 USD 4,462,276 51,966
LME Copper Base Metal 23 3/2021 USD 4,465,272 (59,320)
LME Copper Base Metal 181 3/2021 USD 35,144,544 1,006,740
MEX BOLSA Index 18 3/2021 MXN 401,256 3,110
Silver 8 3/2021 USD 1,056,480 93,455
Soybean 355 3/2021 USD 23,270,250 2,719,733
SPI 200 Index 260 3/2021 AUD 32,758,051 (350,453)
TOPIX Index 745 3/2021 JPY 130,197,327 3,030,303
U.S. Treasury 10 Year Note 479 3/2021 USD 66,139,422 111,036
3 Month Canadian Bankers Acceptance 1,436 6/2021 CAD 280,778,105 117,337
3 Month Eurodollar 1,582 6/2021 USD 394,847,425 71,124
3 Month Canadian Bankers Acceptance 1,420 9/2021 CAD 277,635,714 168,063
3 Month Eurodollar 1,619 9/2021 USD 404,061,925 89,508
3 Month Canadian Bankers Acceptance 1,172 12/2021 CAD 229,089,677 113,476
3 Month Eurodollar 1,306 12/2021 USD 325,814,350 61,257
16,823,820
Short Contracts
CAC 40 10 Euro Index (69) 1/2021 EUR (4,671,565) 16,650
HSCEI (65) 1/2021 HKD (4,486,098) (126,779)
IBEX 35 Index (485) 1/2021 EUR (47,818,918) 201,067
LME Copper Base Metal (1) 1/2021 USD (193,789) (24,988)
LME Copper Base Metal (3) 1/2021 USD (581,285) (86,581)
LME Copper Base Metal (7) 1/2021 USD (1,356,206) (213,147)
LME Copper Base Metal (9) 1/2021 USD (1,743,525) (276,410)
LME Copper Base Metal (10) 1/2021 USD (1,938,813) (193,870)
LME Copper Base Metal (11) 1/2021 USD (2,132,969) (276,029)
LME Copper Base Metal (13) 1/2021 USD (2,519,644) (267,502)
LME Copper Base Metal (20) 1/2021 USD (3,875,925) (476,984)
LME Copper Base Metal (25) 1/2021 USD (4,844,494) (686,801)
LME Copper Base Metal (51) 1/2021 USD (9,988,350) (1,820,794)
MSCI Singapore Index (322) 1/2021 SGD (7,877,013) 33,359
Natural Gas (753) 1/2021 USD (19,118,670) (257,095)
SGX NIFTY 50 Index (47) 1/2021 USD (1,317,504) (125)
WTI Crude Oil (16) 1/2021 USD (776,320) (10,521)
100 oz Gold (308) 2/2021 USD (58,369,080) (1,328,656)
LME Copper Base Metal (1) 2/2021 USD (194,038) (15,681)
LME Copper Base Metal (13) 2/2021 USD (2,521,269) (37,833)
LME Copper Base Metal (20) 2/2021 USD (3,880,875) (325,928)
LME Copper Base Metal (41) 2/2021 USD (7,953,201) (835,091)
LME Copper Base Metal (53) 2/2021 USD (10,278,356) (867,451)
3 Month Sterling (554) 3/2021 GBP (94,689,906) (18,234)
ASX 90 Day Bank Accepted Bill (341) 3/2021 AUD (262,887,469) (39,060)
Corn (13) 3/2021 USD (314,600) (35,824)
DAX Index (126) 3/2021 EUR (52,897,323) (1,862,026)
EURO STOXX 50 Index (2,669) 3/2021 EUR (115,750,727) (1,405,896)
Euro-Bund (1,233) 3/2021 EUR (267,578,148) (423,250)
FTSE 100 Index (181) 3/2021 GBP (15,890,624) (28,479)
LME Copper Base Metal (1) 3/2021 USD (194,026) (311)
LME Copper Base Metal (1) 3/2021 USD (193,998) (2,264)
LME Copper Base Metal (4) 3/2021 USD (776,455) 1,570
LME Copper Base Metal (10) 3/2021 USD (1,941,228) 15,162

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (12) 3/2021 USD $ (2,329,800) $ (5,464)
LME Copper Base Metal (16) 3/2021 USD (3,105,280) (34,498)
LME Copper Base Metal (23) 3/2021 USD (4,465,272) 52,853
LME Copper Base Metal (23) 3/2021 USD (4,462,276) (44,687)
LME Copper Base Metal (103) 3/2021 USD (19,999,381) (64,281)
Long Gilt (340) 3/2021 GBP (63,019,324) (326,910)
S&P 500 E-Mini Index (355) 3/2021 USD (66,541,200) (1,637,376)
S&P/TSX 60 Index (113) 3/2021 CAD (18,267,845) 155,970
SET50 Index (1,062) 3/2021 THB (6,419,499) (555)
3 Month Sterling (3,075) 6/2021 GBP (525,737,943) (289,541)
ASX 90 Day Bank Accepted Bill (923) 6/2021 AUD (711,551,767) (53,501)
3 Month Sterling (3,107) 9/2021 GBP (531,368,368) (88,116)
ASX 90 Day Bank Accepted Bill (937) 9/2021 AUD (722,326,722) (57,464)
3 Month Sterling (2,533) 12/2021 GBP (433,266,131) (187,844)
ASX 90 Day Bank Accepted Bill (764) 12/2021 AUD (588,918,679) (21,045)
(14,278,261)
$ 2,545,559
Forward foreign currency contracts outstanding as of December 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 105,610,495 USD 77,340,228 CITI 3/17/2021 $ 4,128,626
AUD 105,610,494 USD 77,340,324 JPMC 3/17/2021 4,128,527
BRL 35,050,000 USD 6,614,895 CITI
**
3/17/2021 122,500
BRL 35,050,000 USD 6,614,904 JPMC
**
3/17/2021 122,492
CAD 19,827,000 USD 15,227,727 CITI 3/17/2021 351,612
CAD 19,827,000 USD 15,227,746 JPMC 3/17/2021 351,594
CNY 65,465,500 USD 9,922,915 CITI
**
3/17/2021 96,767
CNY 65,465,500 USD 9,922,927 JPMC
**
3/17/2021 96,754
EUR 80,632,140 USD 97,690,324 CITI 3/17/2021 973,499
EUR 80,632,147 USD 97,690,455 JPMC 3/17/2021 973,381
GBP 24,422,624 USD 32,616,005 CITI 3/17/2021 796,873
GBP 24,422,625 USD 32,616,047 JPMC 3/17/2021 796,830
HUF 1,010,000,000 USD 3,318,000 CITI 3/17/2021 84,038
HUF 1,010,000,000 USD 3,318,004 JPMC 3/17/2021 84,034
ILS 6,162,000 USD 1,842,414 CITI 3/17/2021 77,566
ILS 6,162,000 USD 1,842,417 JPMC 3/17/2021 77,564
INR 499,124,346 USD 6,677,972 CITI
**
3/17/2021 105,792
INR 499,124,344 USD 6,677,980 JPMC
**
3/17/2021 105,784
JPY 6,663,218,679 USD 64,275,310 CITI 3/17/2021 309,123
JPY 6,663,218,677 USD 64,275,390 JPMC 3/17/2021 309,042
KRW 200,000,000 USD 183,448 CITI
**
3/17/2021 357
KRW 200,000,000 USD 183,448 JPMC
**
3/17/2021 357
MXN 542,567,169 USD 26,658,428 CITI 3/17/2021 388,062
MXN 542,567,172 USD 26,658,461 JPMC 3/17/2021 388,028
NOK 208,019,760 USD 23,508,655 CITI 3/17/2021 746,353
NOK 208,019,757 USD 23,508,684 JPMC 3/17/2021 746,324
NZD 83,606,929 USD 58,364,910 CITI 3/17/2021 1,809,061
NZD 83,606,928 USD 58,364,982 JPMC 3/17/2021 1,808,987
PLN 5,950,000 USD 1,580,781 CITI 3/17/2021 12,476
PLN 5,950,000 USD 1,580,783 JPMC 3/17/2021 12,474

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SEK 14,110,500 USD 1,669,301 CITI 3/17/2021 $ 47,049
SEK 14,110,500 USD 1,669,303 JPMC 3/17/2021 47,047
SGD 7,827,749 USD 5,838,789 CITI 3/17/2021 84,561
SGD 7,827,752 USD 5,838,799 JPMC 3/17/2021 84,554
TWD 288,316,160 USD 10,286,339 CITI
**
3/17/2021 100,463
TWD 288,316,156 USD 10,286,352 JPMC
**
3/17/2021 100,451
USD 7,186,351 CAD 9,145,500 CITI 3/17/2021 148
USD 7,186,342 CAD 9,145,500 JPMC 3/17/2021 139
USD 3,269,130 EUR 2,663,501 CITI 3/17/2021 9,991
USD 3,269,123 EUR 2,663,499 JPMC 3/17/2021 9,987
USD 1,496,770 MXN 30,000,000 CITI 3/17/2021 1,297
USD 1,496,768 MXN 30,000,000 JPMC 3/17/2021 1,295
USD 1,647,813 PLN 6,100,000 CITI 3/17/2021 14,390
USD 1,647,811 PLN 6,100,000 JPMC 3/17/2021 14,389
USD 7,805,434 SEK 63,800,500 CITI 3/17/2021 44,973
USD 7,805,424 SEK 63,800,500 JPMC 3/17/2021 44,963
USD 1,169,530 TWD 32,381,502 CITI
**
3/17/2021 2,962
USD 1,169,528 TWD 32,381,500 JPMC
**
3/17/2021 2,960
ZAR 116,000,000 USD 7,490,957 CITI 3/17/2021 331,501
ZAR 116,000,000 USD 7,490,966 JPMC 3/17/2021 331,491
Total unrealized appreciation 21,279,488
BRL 9,600,000 USD 1,879,434 CITI
**
3/17/2021 (34,099)
BRL 9,600,000 USD 1,879,437 JPMC
**
3/17/2021 (34,102)
CNY 268,500 USD 41,136 CITI
**
3/17/2021 (42)
CNY 268,500 USD 41,136 JPMC
**
3/17/2021 (42)
EUR 2,652,500 USD 3,253,194 CITI 3/17/2021 (7,518)
EUR 2,652,500 USD 3,253,198 JPMC 3/17/2021 (7,522)
HUF 380,000,000 USD 1,303,088 CITI 3/17/2021 (23,113)
HUF 380,000,000 USD 1,303,090 JPMC 3/17/2021 (23,114)
JPY 106,283,000 USD 1,030,207 CITI 3/17/2021 (40)
JPY 106,283,000 USD 1,030,208 JPMC 3/17/2021 (42)
TWD 943,500 USD 34,135 CITI
**
3/17/2021 (145)
TWD 943,500 USD 34,135 JPMC
**
3/17/2021 (145)
USD 11,570,890 AUD 15,845,000 CITI 3/17/2021 (652,080)
USD 11,570,876 AUD 15,845,000 JPMC 3/17/2021 (652,094)
USD 21,202,432 BRL 112,977,517 CITI
**
3/17/2021 (514,379)
USD 21,202,405 BRL 112,977,517 JPMC
**
3/17/2021 (514,406)
USD 35,642,397 CAD 46,316,824 CITI 3/17/2021 (751,690)
USD 35,642,354 CAD 46,316,826 JPMC 3/17/2021 (751,734)
USD 58,847,606 CHF 52,950,665 CITI 3/17/2021 (1,089,363)
USD 58,847,534 CHF 52,950,666 JPMC 3/17/2021 (1,089,436)
USD 7,730,777 CNY 51,191,000 CITI
**
3/17/2021 (104,152)
USD 7,730,768 CNY 51,191,000 JPMC
**
3/17/2021 (104,162)
USD 860,452 DKK 5,386,212 CITI 3/17/2021 (25,026)
USD 860,451 DKK 5,386,211 JPMC 3/17/2021 (25,027)
USD 4,484,957 EUR 3,697,827 CITI 3/17/2021 (39,810)
USD 4,484,958 EUR 3,697,832 JPMC 3/17/2021 (39,816)
USD 10,768,532 GBP 7,911,500 CITI 3/17/2021 (55,283)
USD 10,768,519 GBP 7,911,500 JPMC 3/17/2021 (55,297)
USD 11,396,942 HUF 3,469,500,000 CITI 3/17/2021 (289,562)
USD 11,396,928 HUF 3,469,500,000 JPMC 3/17/2021 (289,576)
USD 14,142,122 ILS 46,929,544 CITI 3/17/2021 (480,369)
USD 14,142,106 ILS 46,929,547 JPMC 3/17/2021 (480,387)
USD 26,703,786 JPY 2,772,724,500 CITI 3/17/2021 (171,340)
USD 26,703,752 JPY 2,772,724,500 JPMC 3/17/2021 (171,373)
USD 6,657,762 KRW 7,389,834,480 CITI
**
3/17/2021 (133,674)
USD 6,657,782 KRW 7,389,834,480 JPMC
**
3/17/2021 (133,654)
USD 9,554,715 MXN 195,000,000 CITI 3/17/2021 (165,862)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 9,554,703 MXN 195,000,000 JPMC 3/17/2021 $ (165,874)
USD 78,307,918 NOK 702,597,456 CITI 3/17/2021 (3,614,621)
USD 78,307,820 NOK 702,597,459 JPMC 3/17/2021 (3,614,719)
USD 49,127,440 NZD 70,291,000 CITI 3/17/2021 (1,462,727)
USD 49,127,379 NZD 70,291,000 JPMC 3/17/2021 (1,462,788)
USD 4,869,018 PLN 18,300,000 CITI 3/17/2021 (31,251)
USD 4,869,011 PLN 18,299,996 JPMC 3/17/2021 (31,258)
USD 9,256,216 SEK 77,491,134 CITI 3/17/2021 (169,524)
USD 9,256,205 SEK 77,491,134 JPMC 3/17/2021 (169,535)
USD 857,712 SGD 1,150,000 CITI 3/17/2021 (12,507)
USD 857,711 SGD 1,150,000 JPMC 3/17/2021 (12,508)
USD 858,104 TWD 24,054,506 CITI
**
3/17/2021 (8,477)
USD 858,069 TWD 24,054,492 JPMC
**
3/17/2021 (8,511)
USD 758,268 ZAR 11,500,000 CITI 3/17/2021 (17,234)
USD 758,267 ZAR 11,500,000 JPMC 3/17/2021 (17,235)
ZAR 14,000,000 USD 948,334 CITI 3/17/2021 (4,245)
ZAR 14,000,000 USD 948,335 JPMC 3/17/2021 (4,245)
Total unrealized depreciation (19,716,735)
Net unrealized appreciation $ 1,562,753
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at December 31, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-7.15% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
03/25/2021
- 01/25/2022 $385,445,305 $1,265,035 $81,561 $1,346,596
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Acuity Brands, Inc. 21,569 2,611,790 29,118 2.2
Alliance Data Systems Corp. 29,842 2,211,292 48,642 3.6
Alphabet, Inc. 3,080 5,398,131 (65,666) (4.9)
Amdocs Ltd. 36,895 2,616,962 15,496 1.2
Anthem, Inc. 6,194 1,988,831 50,791 3.8
AutoNation, Inc. 46,604 3,252,493 54,993 4.1
Booking Holdings, Inc. 960 2,138,179 85,776 6.4

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Cerner Corp. 61,000 4,787,280 26,230 1.9
Dick's Sporting Goods, Inc. 38,991 2,191,684 (40,551) (3.0)
Facebook, Inc. 14,492 3,958,635 (55,649) (4.1)
Foot Locker, Inc. 48,497 1,961,219 3,880 0.3
Fortune Brands Home & Security, Inc. 26,621 2,281,952 (18,102) (1.3)
Globus Medical, Inc. 30,352 1,979,557 – 0.0
GrafTech International Ltd. 200,056 2,132,597 196,055 14.6
Hubbell, Inc. 13,293 2,084,209 (19,940) (1.5)
Interpublic Group of Cos., Inc. (The) 104,394 2,455,347 (28,186) (2.1)
Kohl's Corp. 56,997 2,319,208 31,918 2.4
Molina Healthcare, Inc. 8,988 1,911,568 55,366 4.1
Murphy USA, Inc. 15,208 1,990,271 3,954 0.3
Penske Automotive Group, Inc. 35,722 2,121,530 50,011 3.7
Quanta Services, Inc. 33,130 2,386,023 43,400 3.2
Qurate Retail, Inc. 287,809 3,157,265 77,708 5.8
Regal Beloit Corp. 28,350 3,481,664 16,160 1.2
Synaptics , Inc. 21,782 2,099,785 93,009 6.9
Target Corp. 15,335 2,707,088 2,147 0.2
Teladoc Health, Inc. 12,080 2,415,517 25,730 1.9
Timken Co. (The) 31,626 2,446,587 22,771 1.7
Trane Technologies plc 14,652 2,126,884 14,066 1.0
Universal Health Services, Inc. 19,474 2,677,675 18,890 1.4
Veeva Systems, Inc. 13,629 3,710,495 (41,568) (3.1)
World Fuel Services Corp. 133,097 4,147,303 9,317 0.7
Yelp, Inc. 99,416 3,247,921 177,955 13.2
Short Positions
Common Stocks
United States
Apache Corp. (219,270) (3,111,441) 4,385 0.3
Armstrong World Industries, Inc. (40,018) (2,976,939) (15,207) (1.1)
Baker Hughes Co. (118,541) (2,471,580) 3,556 0.3
Boeing Co. (The) (15,652) (3,350,467) 31,774 2.4
ChampionX Corp. (174,659) (2,672,283) (117,021) (8.7)
Cheniere Energy, Inc. (42,187) (2,532,486) (43,031) (3.2)
Covetrus , Inc. (191,400) (5,500,836) 428,736 31.8
Cree, Inc. (30,106) (3,188,225) (146,917) (10.9)
Five Below, Inc. (13,295) (2,326,359) (125,239) (9.3)
General Electric Co. (236,856) (2,558,045) (37,897) (2.8)
HealthEquity , Inc. (37,132) (2,588,472) (17,823) (1.3)
Hess Corp. (93,866) (4,955,186) 3,755 0.3
Insulet Corp. (7,462) (1,907,511) 2,388 0.2
Occidental Petroleum Corp. (140,575) (2,433,353) 12,652 0.9
Resideo Technologies, Inc. (183,169) (3,894,173) 32,970 2.4
Schlumberger NV (142,488) (3,110,513) (37,047) (2.8)
Sunrun , Inc. (37,144) (2,577,051) (55,716) (4.1)
Trex Co., Inc. (28,393) (2,377,062) (4,543) (0.3)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
2-61 months
maturity
ranging from
01/15/2021
- 12/29/2025 $88,889,619 $660,087 $(169,609) $490,478
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 708,214 6,537,081 (731,160) (149.1)
Ansell Ltd. 55,186 1,475,238 (10,747) (2.2)
Aristocrat Leisure Ltd. 43,686 1,048,944 (5,545) (1.1)
Aurizon Holdings Ltd. 251,879 756,753 (67,330) (13.7)
Beach Energy Ltd. 3,876,916 5,407,955 (177,471) (36.2)
BlueScope Steel Ltd. 173,458 2,342,513 (25,139) (5.1)
carsales.com Ltd. 98,291 1,518,203 22,441 4.6
Cleanaway Waste Management Ltd. 349,789 633,152 (69,430) (14.2)
Computershare Ltd. 41,195 463,572 2,372 0.5
Crown Resorts Ltd. 115,431 859,092 (7,722) (1.6)
Fortescue Metals Group Ltd. 228,560 4,128,342 282,593 57.6
Harvey Norman Holdings Ltd. 1,126,385 4,070,522 74,502 15.2
Incitec Pivot Ltd. 554,641 975,601 (49,522) (10.1)
JB Hi-Fi Ltd. 103,038 3,868,563 373,477 76.1
Orica Ltd. 35,295 412,803 (28,612) (5.8)
Qantas Airways Ltd. 163,923 614,670 (44,667) (9.1)
Qube Holdings Ltd. 410,133 928,572 2,050 0.4
REA Group Ltd. 5,825 667,239 1,572 0.3
Star Entertainment Grp Ltd. (The) 215,103 610,513 (32,445) (6.6)
Tabcorp Holdings Ltd. 471,959 1,420,946 4,560 0.9
Treasury Wine Estates Ltd. 158,630 1,147,505 12,436 2.5
Wesfarmers Ltd. 60,145 2,337,663 6,820 1.4
Worley Ltd. 177,174 1,564,908 (151,937) (31.0)
Short Positions
Common Stocks
Australia
Afterpay Ltd. (5,115) (464,983) (74,975) (15.3)
Alumina Ltd. (881,377) (1,249,648) 60,274 12.3
AMP Ltd. (2,024,031) (2,432,324) 279,043 56.9
APA Group (591,633) (4,402,029) 369,549 75.3
Atlas Arteria Ltd. (199,079) (1,001,055) (15,736) (3.2)
AusNet Services (835,196) (1,131,928) 58,255 11.9
Challenger Ltd. (797,535) (3,963,056) (270,544) (55.2)
Cochlear Ltd. (3,752) (547,475) 58,170 11.9
CSL Ltd. (3,038) (663,780) 47,745 9.7

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Evolution Mining Ltd. (102,320) (393,765) 9,684 2.0
Insurance Australia Group Ltd. (769,849) (2,793,837) 288,365 58.8
Lendlease Corp. Ltd. (60,466) (611,361) 55,172 11.2
Magellan Financial Group Ltd. (18,824) (779,659) 62,471 12.7
Medibank Pvt Ltd. (1,653,982) (3,830,858) (181,687) (37.0)
Northern Star Resources Ltd. (49,525) (484,057) 11,490 2.3
Oil Search Ltd. (592,581) (1,698,300) 13,227 2.7
Origin Energy Ltd. (343,919) (1,262,654) 98,486 20.1
QBE Insurance Group Ltd. (382,347) (2,492,302) 436,383 89.0
Ramsay Health Care Ltd. (16,245) (780,585) 38,627 7.9
SEEK Ltd. (103,836) (2,276,590) (97,310) (19.8)
Seven Group Holdings Ltd. (49,637) (896,370) (3,219) (0.7)
Spark Infrastructure Group (681,869) (1,108,615) 11,282 2.3
Sydney Airport (211,171) (1,045,259) 40,168 8.2
Transurban Group (123,675) (1,303,264) 31,492 6.4
Washington H Soul Pattinson & Co. Ltd. (33,292) (774,435) (11,487) (2.3)
Woolworths Group Ltd. (12,147) (368,181) 4,341 0.9
United States
James Hardie Industries plc (87,197) (2,584,260) (93,543) (19.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.04% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
50-61 months
maturity
ranging from
01/13/2025
- 12/29/2025 $52,618,469 $(948,214) $65,370 $(882,844)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 442,000 1,339,802 (59,906) 6.8
Hong Kong
CK Asset Holdings Ltd. 610,000 3,121,308 (234,595) 26.6
CLP Holdings Ltd. 160,500 1,484,086 7,948 (0.9)
Henderson Land Development Co. Ltd. 250,580 973,417 (35,056) 4.0
HKT Trust & HKT Ltd. 329,000 426,690 (9,848) 1.1
Hysan Development Co. Ltd. 7,000 25,640 (1,674) 0.2
Kerry Properties Ltd. 546,000 1,380,984 (24,005) 2.7
Melco International Development Ltd. 626,000 1,219,166 (38,903) 4.4
New World Development Co. Ltd. 206,000 958,397 (50,020) 5.7
NWS Holdings Ltd. 993,000 922,672 17,083 (1.9)
Sino Land Co. Ltd. 148,000 192,595 (5,184) 0.6
Sun Hung Kai Properties Ltd. 151,500 1,937,531 (100,707) 11.4

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
Swire Pacific Ltd. 143,000 787,702 (31,288) 3.5
WH Group Ltd. 4,429,000 3,713,948 (28,100) 3.2
Yue Yuen Industrial Holdings Ltd. 1,278,000 2,661,939 (35,024) 4.0
Macau
SJM Holdings Ltd. 315,000 353,172 (13,247) 1.5
United Kingdom
CK Hutchison Holdings Ltd. 639,500 4,464,883 (138,089) 15.6
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (767,800) (2,536,300) 78,312 (8.9)
Minth Group Ltd. (186,000) (984,066) (85,544) 9.7
Hong Kong
AIA Group Ltd. (195,600) (2,383,606) (138,050) 15.6
ASM Pacific Technology Ltd. (65,700) (867,679) (35,882) 4.1
Hang Lung Properties Ltd. (657,000) (1,731,366) (58,452) 6.6
HK Electric Investments & HK Electric Investments Ltd. (68,000) (66,925) 203 (0.0)
Hong Kong & China Gas Co. Ltd. (4,990,920) (7,466,954) 129,744 (14.7)
Man Wah Holdings Ltd. (153,200) (332,320) (31,967) 3.6
MTR Corp. Ltd. (318,512) (1,781,323) (22,877) 2.6
Power Assets Holdings Ltd. (82,000) (444,082) (8,824) 1.0
Swire Properties Ltd. (676,400) (1,966,587) 88,150 (10.0)
Techtronic Industries Co. Ltd. (17,000) (242,988) (25,130) 2.8
Vitasoy International Holdings Ltd. (446,000) (1,737,246) 34,667 (3.9)
Wharf Real Estate Investment Co. Ltd. (723,000) (3,757,509) (73,705) 8.3
Xinyi Glass Holdings Ltd. (60,000) (167,823) (25,107) 2.8
Macau
Wynn Macau Ltd. (111,600) (187,763) 6,863 (0.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.15% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
50-61 months
maturity
ranging from
01/14/2025
- 12/25/2025 $476,542,032 $(70,839) $284,285 $213,446
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
AGC, Inc. 187,100 6,542,708 227,018 106.4
Alfresa Holdings Corp. 183,600 3,365,256 (275,761) (129.2)
Brother Industries Ltd. 163,800 3,381,401 71,572 33.5
GungHo Online Entertainment, Inc. 140,660 3,149,261 (453,367) (212.4)
Haseko Corp. 387,200 4,444,176 (10,813) (5.1)
Kajima Corp. 281,900 3,781,691 (24,225) (11.3)
Kamigumi Co. Ltd. 159,400 2,911,979 8,159 3.8
KDDI Corp. 113,000 3,350,480 138,028 64.7
M3, Inc. 30,500 2,881,254 301,567 141.3
Medipal Holdings Corp. 168,300 3,164,930 (142,014) (66.5)
Mitsubishi Gas Chemical Co., Inc. 144,300 3,318,237 83,945 39.3
Mitsui Chemicals, Inc. 147,500 4,332,862 155,731 73.0
Nippon Express Co. Ltd. 44,000 2,959,736 (23,498) (11.0)
Nippon Telegraph & Telephone Corp. 186,400 4,782,838 142,277 66.7
Obayashi Corp. 560,400 4,838,814 (289,832) (135.8)
Osaka Gas Co. Ltd. 217,800 4,464,372 216,673 101.5
Sekisui House Ltd. 155,300 3,163,741 85,704 40.2
Shimamura Co. Ltd. 31,500 3,309,860 167,424 78.4
Shimizu Corp. 392,000 2,853,485 (349,702) (163.8)
Sojitz Corp. 1,373,100 3,066,275 (85,362) (40.0)
Sumitomo Heavy Industries Ltd. 119,600 2,956,147 322,884 151.3
Suntory Beverage & Food Ltd. 88,900 3,148,785 (195,380) (91.5)
Taisei Corp. 84,000 2,897,877 (209,493) (98.1)
Tokyo Electric Power Co. Holdings, Inc. 1,327,500 3,506,452 (29,068) (13.6)
Tokyo Gas Co. Ltd. 182,200 4,217,054 278,784 130.6
Toppan Printing Co. Ltd. 268,000 3,784,583 (242,934) (113.8)
Tosoh Corp. 296,700 4,635,691 (455,518) (213.4)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (133,900) (4,392,771) (402,071) (188.4)
Asahi Intecc Co. Ltd. (102,200) (3,732,887) (85,932) (40.3)
Asics Corp. (376,100) (7,232,969) 394,832 185.0
CyberAgent , Inc. (46,600) (3,214,684) (38,126) (17.9)
Hamamatsu Photonics KK (49,300) (2,820,643) 48,610 22.8
Japan Airport Terminal Co. Ltd. (92,400) (5,607,459) 298,158 139.7
Kansai Paint Co. Ltd. (133,800) (4,124,434) (139,647) (65.4)
Keio Corp. (41,600) (3,227,537) (56,545) (26.5)
Kikkoman Corp. (79,900) (5,560,797) (428,972) (201.0)
Lixil Corp. (167,100) (3,623,842) 191,169 89.6
Marui Group Co. Ltd. (184,000) (3,240,242) 211,535 99.1
MISUMI Group, Inc. (84,100) (2,760,779) 93,532 43.8
Mitsubishi Motors Corp. (1,521,800) (3,201,794) (326,020) (152.7)
MonotaRO Co. Ltd. (54,100) (2,747,676) 138,604 64.9
Nippon Paint Holdings Co. Ltd. (34,700) (3,812,921) (15,349) (7.2)
Nissan Motor Co. Ltd. (626,400) (3,395,345) 87,424 41.0
Odakyu Electric Railway Co. Ltd. (135,600) (4,258,952) (21,947) (10.3)
Park24 Co. Ltd. (189,600) (3,299,124) (43,545) (20.4)
PeptiDream , Inc. (55,200) (2,807,859) 36,237 17.0
Pigeon Corp. (123,100) (5,080,674) 408,960 191.6
Shiseido Co. Ltd. (75,900) (5,254,121) 103,353 48.4
TOTO Ltd. (182,600) (10,990,413) (467,680) (219.1)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Tsuruha Holdings, Inc. (19,900) (2,829,855) 274,293 128.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Floating Rate plus
or minus a specified spread
(-0.07% to 0.02%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
50-61 months
maturity
ranging from
01/13/2025
- 12/26/2025 $624,365,978 $(2,066,479) $(363,938) $(2,430,417)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
AMC Networks, Inc. 71,731 2,565,818 242,451 (10.0)
AMERCO 5,959 2,705,148 131,038 (5.4)
Arrow Electronics, Inc. 38,846 3,779,716 91,288 (3.8)
Carter's, Inc. 33,038 3,107,885 (5,616) 0.2
Charles River Laboratories International, Inc. 10,888 2,720,476 103,654 (4.3)
Commercial Metals Co. 184,840 3,796,614 14,787 (0.6)
Deckers Outdoor Corp. 12,742 3,654,151 (133,536) 5.5
Graham Holdings Co. 5,201 2,774,109 417,848 (17.2)
Hanesbrands, Inc. 172,390 2,513,446 70,680 (2.9)
Ingredion, Inc. 35,838 2,819,375 (102,138) 4.2
ManpowerGroup , Inc. 32,719 2,950,599 982 (0.0)
MDU Resources Group, Inc. 145,455 3,831,285 261,819 (10.8)
Molson Coors Beverage Co. 61,088 2,760,567 (176,544) 7.3
Nu Skin Enterprises, Inc. 79,443 4,339,971 229,590 (9.4)
Packaging Corp. of America 23,531 3,245,160 37,414 (1.5)
PerkinElmer, Inc. 18,953 2,719,756 (7,771) 0.3
PRA Health Sciences, Inc. 22,003 2,760,056 242,033 (10.0)
Robert Half International, Inc. 55,379 3,460,080 (117,957) 4.9
Santander Consumer USA Holdings, Inc. 114,104 2,512,570 (77,799) 3.2
SYNNEX Corp. 44,222 3,601,440 152,861 (6.3)
United Therapeutics Corp. 27,090 4,111,991 464,323 (19.1)
Werner Enterprises, Inc. 87,416 3,428,456 (75,178) 3.1

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Adaptive Biotechnologies Corp. (53,253) (3,148,850) (390,877) 16.1
Altice USA, Inc. (86,647) (3,281,322) (266,006) 10.9
American Airlines Group, Inc. (201,560) (3,178,601) 280,168 (11.5)
Arista Networks, Inc. (8,886) (2,582,005) (115,340) 4.7
Ashland Global Holdings, Inc. (31,984) (2,533,133) (55,332) 2.3
Ball Corp. (44,545) (4,150,703) 8,018 (0.3)
CenterPoint Energy, Inc. (151,178) (3,271,492) 89,195 (3.7)
CMS Energy Corp. (49,408) (3,014,382) (59,784) 2.5
Coherent, Inc. (17,280) (2,592,346) (249,005) 10.2
Delta Air Lines, Inc. (100,975) (4,060,205) 191,852 (7.9)
Dominion Energy, Inc. (39,461) (2,967,467) (34,758) 1.4
FirstEnergy Corp. (118,009) (3,612,255) 3,540 (0.1)
Grocery Outlet Holding Corp. (96,398) (3,783,622) (146,525) 6.0
LendingTree, Inc. (18,656) (5,107,826) (140,666) 5.8
Liberty Broadband Corp. (18,994) (3,008,080) 32,480 (1.3)
Lyft, Inc. (57,568) (2,828,316) (92,109) 3.8
Madison Square Garden Sports Corp. (19,026) (3,502,687) (126,142) 5.2
National Fuel Gas Co. (60,149) (2,473,928) 83,006 (3.4)
NiSource, Inc. (202,541) (4,646,291) 52,661 (2.2)
Pure Storage, Inc. (168,018) (3,798,887) (248,667) 10.2
Royal Gold, Inc. (25,029) (2,662,084) 117,887 (4.9)
Stericycle, Inc. (49,527) (3,433,707) 8,420 (0.3)
Terminix Global Holdings, Inc. (109,290) (5,574,883) (106,011) 4.4
Tesla, Inc. (5,842) (4,122,524) (591,152) 24.3
Ubiquiti, Inc. (10,165) (2,831,054) (258,089) 10.6
Under Armour , Inc. (200,270) (3,438,636) 80,108 (3.3)
Visteon Corp. (45,194) (5,672,751) 70,051 (2.9)
Willis Towers Watson plc (43,563) (9,177,853) (135,481) 5.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-3.96% to 0.35%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
51-61 months
maturity
ranging from
02/25/2025
- 12/29/2025 $120,304,956 $42,242 $(74,537) $(32,295)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Atco Ltd. 55,981 1,604,797 (19,134) 59.2
Canadian Tire Corp. Ltd. 43,579 5,728,709 39,046 (120.9)
CI Financial Corp. 163,449 2,026,259 (51,008) 157.9
Equinox Gold Corp. 95,622 989,349 (22,452) 69.5
Gibson Energy, Inc. 64,191 1,036,819 (43,379) 134.3
Husky Energy, Inc. 345,425 1,709,622 16,336 (50.6)
Hydro One Ltd. 96,477 2,171,471 (2,220) 6.9
iA Financial Corp., Inc. 36,822 1,596,227 (14,468) 44.8
IGM Financial, Inc. 45,483 1,233,104 (29,526) 91.4
Kinross Gold Corp. 276,480 2,028,693 (54,085) 167.5
Linamar Corp. 60,331 3,195,472 (109,095) 337.8
Magna International, Inc. 54,839 3,882,114 319,946 (990.7)
Manulife Financial Corp. 144,442 2,570,203 21,400 (66.3)
National Bank of Canada 39,402 2,217,581 (14,446) 44.7
Parkland Corp. 37,580 1,192,439 (86,051) 266.5
Quebecor, Inc. 58,622 1,508,726 (26,635) 82.5
Seven Generations Energy Ltd. 194,823 1,011,690 35,290 (109.3)
Stantec , Inc. 53,202 1,725,335 30,596 (94.7)
Sun Life Financial, Inc. 28,025 1,246,143 (588) 1.8
TFI International, Inc. 42,031 2,163,792 (35,665) 110.4
Tourmaline Oil Corp. 266,168 3,588,218 (95,425) 295.5
Yamana Gold, Inc. 157,963 902,185 (27,187) 84.2
Ivory Coast
Endeavour Mining Corp. 54,631 1,271,247 (50,504) 156.4
Kyrgyzstan
Centerra Gold, Inc. 108,865 1,260,641 (22,156) 68.6
United States
BRP, Inc. 41,047 2,711,637 (70,077) 217.0
Short Positions
Common Stocks
Canada
Air Canada (161,319) (2,885,720) 109,584 (339.3)
Algonquin Power & Utilities Corp. (117,849) (1,939,615) (26,309) 81.5
Ballard Power Systems, Inc. (54,512) (1,275,330) (159,378) 493.5
CAE, Inc. (56,151) (1,555,853) (99,279) 307.4
Cameco Corp. (213,720) (2,862,696) (56,525) 175.0
Canada Goose Holdings, Inc. (114,362) (3,399,684) 207,803 (643.5)
Canadian Natural Resources Ltd. (51,814) (1,245,180) 26,219 (81.2)
CCL Industries, Inc. (45,312) (2,057,177) 111,680 (345.8)
Dollarama, Inc. (67,283) (2,742,275) 123,033 (381.0)
Element Fleet Management Corp. (216,393) (2,274,600) (70,852) 219.4
Enbridge, Inc. (47,018) (1,503,734) 53,827 (166.7)
Fairfax Financial Holdings Ltd. (4,197) (1,430,488) (5,024) 15.6
Franco-Nevada Corp. (8,121) (1,018,235) 91,165 (282.3)
Gildan Activewear , Inc. (50,142) (1,401,959) (36,372) 112.6
Innergex Renewable Energy, Inc. (59,163) (1,272,128) (98,439) 304.8
Inter Pipeline Ltd. (99,879) (931,388) 79,940 (247.5)
Lightspeed POS, Inc. (15,734) (1,110,490) (179,544) 556.0
Methanex Corp. (24,560) (1,128,537) (41,412) 128.2
Onex Corp. (50,858) (2,919,071) (9,614) 29.8
PrairieSky Royalty Ltd. (112,559) (892,231) 30,572 (94.7)
Restaurant Brands International, Inc. (40,467) (2,474,308) 39,605 (122.6)
Suncor Energy, Inc. (76,083) (1,276,119) 59,917 (185.5)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
TC Energy Corp. (28,231) (1,147,737) 82,711 (256.1)
West Fraser Timber Co. Ltd. (57,253) (3,678,333) 121,371 (375.8)
WSP Global, Inc. (16,296) (1,543,825) 34,565 (107.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-2.25% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
50-61 months
maturity
ranging from
01/21/2025
- 12/29/2025 $166,728,319 $(574,177) $188,495 $(385,682)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Russia
Evraz plc 374,926 2,396,122 (14,897) 3.9
South Africa
Anglo American plc 63,704 2,103,648 (55,903) 14.5
Investec plc 703,306 1,807,457 (74,694) 19.4
Switzerland
Coca-Cola HBC AG 77,358 2,505,088 8,670 (2.2)
United Kingdom
Aggreko plc 272,782 2,338,328 16,121 (4.2)
ASOS plc 35,180 2,292,651 43,930 (11.4)
Auto Trader Group plc 317,523 2,584,554 10,750 (2.8)
Aviva plc 522,461 2,323,924 (46,775) 12.1
Babcock International Group plc 458,542 1,752,204 (73,832) 19.1
Bellway plc 46,219 1,865,987 24,904 (6.5)
boohoo Group plc 546,598 2,565,889 230,379 (59.7)
Britvic plc 165,452 1,837,853 27,105 (7.0)
BT Group plc 1,246,949 2,247,575 (114,184) 29.6
Close Brothers Group plc 75,291 1,419,913 1,699 (0.4)
DCC plc 19,479 1,378,381 (58,610) 15.2
DS Smith plc 517,786 2,646,777 (28,717) 7.4
Hays plc 1,137,570 2,231,587 20,996 (5.4)
JD Sports Fashion plc 191,320 2,247,674 44,843 (11.6)
John Wood Group plc 371,320 1,566,353 (98,497) 25.5
Kingfisher plc 555,499 2,052,648 (42,037) 10.9
M&G plc 1,551,842 4,188,688 (76,956) 20.0
Marks & Spencer Group plc 2,351,321 4,361,424 (113,490) 29.4
Micro Focus International plc 421,401 2,424,642 (163,601) 42.4
Moneysupermarket.com Group plc 403,404 1,440,762 17,836 (4.6)
Next plc 13,756 1,326,439 29,577 (7.7)
Rightmove plc 183,732 1,632,418 (27,275) 7.1

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Royal Mail plc 1,562,262 7,200,453 (172,374) 44.7
Tate & Lyle plc 283,193 2,609,395 36,077 (9.4)
United Utilities Group plc 149,275 1,825,778 (64,228) 16.7
Wm Morrison Supermarkets plc 628,804 1,521,521 (14,804) 3.8
Short Positions
Common Stocks
Netherlands
Royal Dutch Shell plc (104,346) (1,829,853) 150,468 (39.0)
United Kingdom
B&M European Value Retail SA (217,458) (1,530,852) (975) 0.3
Barratt Developments plc (241,466) (2,207,507) (59,876) 15.5
Beazley plc (377,108) (1,880,253) (14,884) 3.9
Burberry Group plc (68,408) (1,670,530) 38,767 (10.1)
Diageo plc (36,485) (1,443,666) 23,124 (6.0)
Halma plc (39,624) (1,327,019) (3,791) 1.0
Hargreaves Lansdown plc (174,441) (3,632,224) (29,138) 7.6
Hiscox Ltd. (283,925) (3,866,422) 37,832 (9.8)
HSBC Holdings plc (314,984) (1,626,968) 72,595 (18.8)
Informa plc (268,657) (2,008,847) (1,561) 0.4
Prudential plc (327,816) (6,027,871) (62,649) 16.2
Rentokil Initial plc (541,794) (3,777,481) 24,091 (6.2)
Rolls-Royce Holdings plc (992,902) (1,502,684) 24,182 (6.3)
St James's Place plc (178,939) (2,768,916) 25,361 (6.6)
Standard Life Aberdeen plc (358,714) (1,374,952) 39,411 (10.2)
Taylor Wimpey plc (1,524,123) (3,447,507) (48,283) 12.5
Weir Group plc (The) (107,098) (2,911,944) (102,007) 26.4
Whitbread plc (63,101) (2,672,743) 53,490 (13.9)
United States
Ferguson plc (12,476) (1,515,839) (14,125) 3.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SIBOR
plus or minus a specified
spread (-1.50% to 0.40%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
51-57 months
maturity
ranging from
02/25/2025
- 08/28/2025 $22,622,707 $255,897 $(130,485) $125,412
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 643,800 2,266,709 166,051 132.4
Yangzijiang Shipbuilding Holdings Ltd. 2,923,000 2,113,046 45,097 36.0
Singapore
ComfortDelGro Corp. Ltd. 1,553,100 1,967,922 (76,176) (60.7)
Genting Singapore Ltd. 2,257,200 1,453,730 (31,742) (25.3)
Jardine Cycle & Carriage Ltd. 86,900 1,287,416 (40,394) (32.2)
Venture Corp. Ltd. 156,800 2,305,558 (4,470) (3.6)
Short Positions
Common Stocks
Singapore
CapitaLand Ltd. (108,700) (269,714) 836 0.7
City Developments Ltd. (248,500) (1,497,996) 17,319 13.8
Keppel Corp. Ltd. (264,500) (1,077,146) (2,464) (2.0)
SATS Ltd. (333,400) (1,005,956) 43,040 34.3
Singapore Airlines Ltd. (650,200) (2,109,720) 63,867 50.9
Singapore Technologies Engineering Ltd. (73,800) (213,583) 4,717 3.8
Singapore Telecommunications Ltd. (2,636,700) (4,604,052) 64,221 51.2
UOL Group Ltd. (77,200) (450,159) 5,995 4.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-1.50% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
6-40 months
maturity
05/18/2021 $39,103,492 $(64,802) $(36,501) $(101,303)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 29,818 649,717 9,930 (9.8)
Switzerland
Adecco Group AG (Registered) 19,556 1,302,495 (9,352) 9.2
BKW AG 10,097 1,137,735 22,130 (21.8)
Bucher Industries AG (Registered) 1,053 482,972 8,572 (8.5)
Credit Suisse Group AG (Registered) 89,192 1,151,547 11,914 (11.8)
DKSH Holding AG 11,079 830,059 21,498 (21.2)
dormakaba Holding AG 1,907 1,082,823 27,981 (27.6)
Flughafen Zurich AG (Registered) 8,017 1,414,531 (6,756) 6.7

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Georg Fischer AG (Registered) 383 494,308 4,106 (4.1)
Helvetia Holding AG (Registered) 1,841 194,455 4,038 (4.0)
Lonza Group AG (Registered) 1,320 850,300 17,577 (17.4)
Sonova Holding AG (Registered) 9,740 2,533,312 43,065 (42.5)
Sulzer AG (Registered) 8,748 925,158 (18,115) 17.9
Swatch Group AG (The) 1,119 304,193 2,322 (2.3)
Swiss Life Holding AG (Registered) 1,243 579,823 5,477 (5.4)
Swisscom AG (Registered) 4,845 2,609,214 34,109 (33.7)
Tecan Group AG (Registered) 3,914 1,919,748 142,476 (140.6)
UBS Group AG (Registered) 73,986 1,041,711 (2,631) 2.6
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (4,089) (114,693) (3,043) 3.0
Bachem Holding AG (Registered) (635) (283,982) (18,930) 18.7
Banque Cantonale Vaudoise (Registered) (9,505) (1,034,606) (14,561) 14.4
Barry Callebaut AG (Registered) (139) (331,255) (7,165) 7.1
Belimo Holding AG (Registered) (124) (1,077,251) (31,065) 30.7
Chocoladefabriken Lindt & Spruengli AG (129) (1,257,395) (22,419) 22.1
Clariant AG (Registered) (18,056) (383,076) (7,678) 7.6
Dufry AG (Registered) (4,907) (309,117) (9,374) 9.3
EMS- Chemie Holding AG (Registered) (1,021) (982,164) (19,541) 19.3
Geberit AG (Registered) (483) (302,344) (10,216) 10.1
Givaudan SA (Registered) (137) (579,623) (11,975) 11.8
Idorsia Ltd. (107,694) (3,107,755) (37,385) 36.9
Kuehne + Nagel International AG (Registered) (2,647) (600,654) 3,354 (3.3)
LafargeHolcim Ltd. (Registered) (1,520) (83,429) (1,009) 1.0
Logitech International SA (Registered) (13,239) (1,285,441) (55,346) 54.6
OC Oerlikon Corp. AG (Registered) (84,916) (881,070) (33,154) 32.7
Partners Group Holding AG (559) (656,848) (17,387) 17.2
Schindler Holding AG (1,247) (337,236) 3,083 (3.0)
SIG Combibloc Group AG (56,964) (1,326,315) (52,876) 52.2
Sika AG (Registered) (993) (270,685) (5,256) 5.2
Straumann Holding AG (Registered) (191) (223,741) (2,355) 2.3
Swiss Re AG (22,816) (2,149,568) 2,192 (2.2)
Temenos AG (Registered) (8,328) (1,160,337) (3,929) 3.9
VAT Group AG (3,250) (813,497) (25,580) 25.3
Vifor Pharma AG (301) (47,309) (1,528) 1.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.66% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
4-37 months
maturity
02/17/2021 $37,337,059 $452,457 $191 $452,648

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
Carlsberg A/S 22,847 3,662,658 35,448 7.8
Coloplast A/S 7,037 1,076,160 6,770 1.5
Danske Bank A/S 8,983 148,466 6,781 1.5
Demant A/S 19,209 759,248 27,058 6.0
FLSmidth & Co. A/S 27,694 1,058,992 46,703 10.3
Genmab A/S 1,712 694,206 8,653 1.9
GN Store Nord A/S 26,180 2,086,917 (13,354) (3.0)
H Lundbeck A/S 43,306 1,482,539 (19,525) (4.3)
Novo Nordisk A/S 2,261 157,725 (4,611) (1.0)
Pandora A/S 63,122 7,064,477 566,317 125.1
ROCKWOOL International A/S 4,583 1,715,216 114,430 25.3
Royal Unibrew A/S 5,246 607,481 22,788 5.0
Vestas Wind Systems A/S 5,490 1,296,900 116,232 25.7
Short Positions
Common Stocks
Denmark
Ambu A/S (30,455) (1,308,328) (220,074) (48.6)
AP Moller - Maersk A/S (2,578) (5,736,700) 6,939 1.5
Chr Hansen Holding A/S (11,923) (1,231,905) (46,838) (10.3)
DSV Panalpina A/S (5,150) (865,518) (18,499) (4.1)
ISS A/S (143,759) (2,472,889) 66,072 14.6
Jyske Bank A/S (Registered) (2,072) (79,118) (3,475) (0.8)
Novozymes A/S (17,814) (1,014,684) (12,995) (2.9)
Orsted A/S (9,085) (1,858,839) (199,240) (44.0)
SimCorp A/S (2,321) (345,078) (20,862) (4.6)
Tryg A/S (19,491) (613,015) (12,261) (2.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-1.50% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
11-49 months
maturity
11/11/2021 $290,481,819 $(803,098) $116,391 $(686,707)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 87,171 4,629,400 (25,060) 3.6
Proximus SADP 156,707 3,095,483 (175,317) 25.5
Finland
Neste OYJ 29,580 2,147,619 60,335 (8.8)
France
BNP Paribas SA 63,962 3,376,694 (65,656) 9.6
Cie de Saint-Gobain 94,611 4,351,387 (168,254) 24.5
CNP Assurances 147,768 2,400,793 (22,381) 3.3
Electricite de France SA 302,581 4,788,143 103,800 (15.1)
Eutelsat Communications SA 211,614 2,393,876 (22,617) 3.3
Orange SA 280,971 3,344,967 40,758 (5.9)
Peugeot SA 195,106 5,343,104 84,090 (12.2)
Rexel SA 146,587 2,313,634 40,872 (6.0)
Rubis SCA 56,714 2,621,787 32,891 (4.8)
Germany
Brenntag AG 37,457 2,912,714 (44,625) 6.5
Deutsche Post AG (Registered) 83,951 4,158,578 (93,040) 13.5
Henkel AG & Co. KGaA (Preference) 19,353 2,182,138 48,524 (7.1)
ProSiebenSat.1 Media SE 180,166 3,033,261 (23,119) 3.4
Luxembourg
Eurofins Scientific SE 27,610 2,314,873 (29,342) 4.3
Netherlands
ASR Nederland NV 110,687 4,428,706 80,874 (11.8)
Koninklijke Ahold Delhaize NV 126,272 3,562,302 (30,823) 4.5
Randstad NV 61,933 4,009,091 (131,572) 19.2
Signify NV 101,112 4,245,308 (10,588) 1.5
Spain
Enagas SA 105,408 2,318,948 (178,536) 26.0
Endesa SA 102,589 2,813,906 (39,516) 5.8
Red Electrica Corp. SA 132,080 2,711,744 20,868 (3.0)
Repsol SA 267,928 2,699,139 (12,874) 1.9
United Kingdom
Dialog Semiconductor plc 56,699 3,089,701 227,072 (33.1)
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (64,743) (4,516,909) 131,200 (19.1)
France
Accor SA (73,662) (2,672,516) 6,477 (0.9)
Aeroports de Paris (17,204) (2,225,796) 29,712 (4.3)
Airbus SE (32,544) (3,571,516) 22,708 (3.3)
Edenred (96,689) (5,491,089) 92,093 (13.4)
Iliad SA (15,692) (3,221,009) 33,722 (4.9)
Imerys SA (45,210) (2,131,481) (56,810) 8.3
Orpea SA (28,511) (3,738,707) 23,298 (3.4)
Remy Cointreau SA (34,908) (6,515,785) (179,286) 26.1
Renault SA (72,031) (3,152,937) 66,227 (9.6)
Sartorius Stedim Biotech (6,476) (2,303,801) (30,200) 4.4
SEB SA (13,525) (2,459,300) (40,458) 5.9
Suez SA (117,348) (2,325,751) (33,009) 4.8

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Germany
adidas AG (7,547) (2,745,636) (25,335) 3.7
CTS Eventim AG & Co. KGaA (48,379) (3,233,715) (125,184) 18.2
E.ON SE (225,938) (2,501,866) 6,421 (0.9)
Evotec SE (67,214) (2,483,684) (163,681) 23.8
RWE AG (54,491) (2,305,365) (52,105) 7.6
Netherlands
OCI NV (163,596) (3,147,435) 24,301 (3.5)
SBM Offshore NV (125,074) (2,362,882) 27,927 (4.1)
Spain
Aena SME SA (12,579) (2,186,850) (61,285) 8.9
Cellnex Telecom SA (87,584) (5,259,679) 87,033 (12.7)
Ferrovial SA (225,742) (6,241,875) 254,101 (37.0)
Telefonica SA (589,866) (2,346,269) 74,850 (10.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
7-37 months
maturity
02/17/2021 $10,554,009 $(138,507) $(30,027) $(168,534)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 44,067 1,828,144 11,958 (7.1)
Norway
DNB ASA 7,307 143,185 6,993 (4.1)
Equinor ASA 1,446 24,403 (235) 0.1
Leroy Seafood Group ASA 55,168 389,236 17,612 (10.5)
Mowi ASA 27,632 615,530 27,650 (16.4)
Norsk Hydro ASA 179,761 836,622 (7,438) 4.4
Salmar ASA 9,660 565,986 27,508 (16.3)
United Kingdom
Subsea 7 SA 31,259 321,180 (312) 0.2
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (9,093) (649,201) (55,061) 32.7
France
Adevinta ASA (77,519) (1,303,099) (36,396) 21.6

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Norway
Gjensidige Forsikring ASA (33,026) (737,119) (19,433) 11.5
Schibsted ASA (6,661) (283,891) (8,982) 5.3
Telenor ASA (60,799) (1,032,048) 3,514 (2.1)
TOMRA Systems ASA (37,084) (1,824,365) (105,885) 62.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-1.13% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
2-37 months
maturity
02/17/2021 $43,185,787 $(120,158) $(43,798) $(163,956)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Alfa Laval AB 8,007 221,125 3,498 (2.1)
Axfood AB 53,916 1,255,991 3,207 (2.0)
Boliden AB 21,205 752,298 20,424 (12.5)
Electrolux AB 36,319 845,032 (7,941) 4.8
Elekta AB 22,329 299,142 (4,373) 2.7
Embracer Group AB 8,468 201,517 7,791 (4.8)
Essity AB 54,193 1,746,054 4,489 (2.7)
Getinge AB 165,132 3,864,367 109,382 (66.7)
Hennes & Mauritz AB 50,802 1,066,439 (31,743) 19.4
ICA Gruppen AB 25,385 1,269,775 1,906 (1.2)
Saab AB 12,030 350,027 (2,698) 1.6
Sandvik AB 39,562 975,740 828 (0.5)
Securitas AB 210,987 3,403,982 (45,217) 27.6
Sinch AB 1,564 254,346 27,630 (16.9)
Skanska AB 55,829 1,422,748 22,119 (13.5)
SKF AB 108,996 2,835,996 (16,734) 10.2
Swedish Orphan Biovitrum AB 103,079 2,074,401 (28,007) 17.1
Trelleborg AB 22,493 499,615 (1,831) 1.1
Volvo AB 5,026 118,981 (967) 0.6
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (49,910) (1,963,256) 74,258 (45.3)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden
AAK AB (24,449) (494,365) 4,705 (2.9)
Assa Abloy AB (10,651) (263,208) 5,538 (3.4)
Atlas Copco AB (6,253) (321,382) 4,451 (2.7)
BillerudKorsnas AB (51,476) (905,921) 10,178 (6.2)
Epiroc AB (6,489) (117,936) (16) 0.0
EQT AB (52,760) (1,339,242) (110,495) 67.4
Evolution Gaming Group AB (2,797) (281,195) (10,667) 6.5
Hexagon AB (7,263) (665,887) (27,775) 16.9
Hexpol AB (475) (5,086) 2 (0.0)
Holmen AB (25,169) (1,206,990) (8,930) 5.4
Indutrade AB (48,994) (1,048,782) (20,786) 12.7
Lifco AB (10,463) (1,001,014) (30,531) 18.6
Nibe Industrier AB (52,415) (1,718,887) (57,892) 35.3
SSAB AB (108,716) (385,385) 14,426 (8.8)
Svenska Cellulosa AB SCA (279,626) (4,889,019) (69,247) 42.2
Svenska Handelsbanken AB (55,653) (560,984) (4,756) 2.9
Sweco AB (61,869) (1,135,473) 41,282 (25.2)
Swedish Match AB (10,843) (843,811) 53 (0.0)
Tele2 AB (23,149) (306,215) 3,828 (2.3)
Telia Co. AB (66,388) (274,173) 453 (0.3)
Collateral pledged to, or (received from), each counterparty at December 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Investment Companies $ 2,020,009 $ – $ 2,020,009
BARC
Cash – 21,012,112 21,012,112
U.S. Treasury Bills – 4,248,560 4,248,560
CITG
Cash – 7,907,619 7,907,619
CITI
Cash (5,920,048) – (5,920,048)
Investment Companies 34,379,803 – 34,379,803
GSCO
Cash – 991,327 991,327
U.S. Treasury Bills – 10,010,096 10,010,096
GSIN
U.S. Treasury Bills 70,002,860 – 70,002,860
JPMC
Investment Companies 28,967,374 – 28,967,374
JPMS
Cash – 7,163,843 7,163,843
MLIN
Cash (150,000) – (150,000)
MSCL
Cash – 17,519,684 17,519,684
MSIP
U.S. Treasury Bills 27,213,962 – 27,213,962

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2020
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Cash $ (4,010,354) $ – $ (4,010,354)
Investment Companies 1,335,865 – 1,335,865
GSCO
Cash – 1,250,052 1,250,052
MSCL
Cash – 5,452,904 5,452,904

Schedule of Investments
AQR Funds | Annual Report | December 2020
December 31, 2020
The accompanying notes are an integral part of these financial statements.
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System  Depository Interest
CVA - Dutch Certification
CVR - Contingent Value Rights
FDR - Fiduciary Depositary Receipt
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

Schedule of Investments
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BARC - Barclays Capital, Inc.
BNPP - BNP Paribas SA
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
CRSU - Credit Suisse Securities (USA) LLC
DTBK - Deutsche Bank AG
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
JPPC - J.P. Morgan Securities plc
MACQ - Macquarie Bank Ltd.
MLIN - Merrill Lynch International
MPFS - Merrill Lynch, Pierce, Fenner & Smith, Inc.
MSCL - Morgan Stanley & Co. LLC
MSIP - Morgan Stanley & Co. International plc
SOCG - Societe Generale
The following reference rates, and their values as of period-end, are used for security descriptions:
1 Month London Interbank Offered Rate (“LIBOR”): 0.14%
3 Month London Interbank Offered Rate (“LIBOR”) - USD: 0.24%
6 Month London Interbank Offered Rate (“LIBOR”) - CHF: (0.72)%
6 Month London Interbank Offered Rate (“LIBOR”) - GBP: 0.03%
6 Month London Interbank Offered Rate (“LIBOR”) - JPY: (0.06)%
Australian Bank-Bill Reference Rate (“BBR”): 0.01%
Australian Overnight Indexed Swap Rate (“AOISR”): 0.04%
Bank of Japan Estimate Unsecured Overnight Call Rate: (0.03)%
Canadian Bankers’ Acceptance Rate ("BA"): 0.46%
Canadian Dollar Offered Rate (“CDOR”): 0.46%
Copenhagen Interbank Offered Rate(“CIBOR”): (0.29)%
Euro Interbank Offered Rate (“EURIBOR”): (0.55)%
Euro Overnight Index Average (“EONIA”): (0.50)%
Federal Funds Floating Rate: 0.09%
GBP/USD 1 Week Forward FX Swap Rate: 0.90%
HKD/USD 1 Month Forward FX Swap Rate: 0.18%
Hong Kong Interbank Offered Rate (“HIBOR”): 0.18%
Hong Kong Overnight Index Average (“HONIX”): 0.02%
Johannesburg Interbank Agreed Rate (“JIBAR”): 3.50%
JPY/USD 1 Week Forward Swap Rate: (0.10)%
Mexico Equilibrium Interbank Interest Rate ("TIIE"): 4.48%
Norway Interbank Offered Rate ("NIBOR"): 0.35%
Overnight Bank Funding Rate ("OBFR"): 0.08%
Reserve Bank of Australia Cash Rate  (“RBACR”):  0.04%
Singapore Interbank Offered Rate (“SIBOR”): 0.25%
Singapore Swap Offered Rate (“SOR”): 0.13%
Sterling Overnight Index Average (“SONIA”): 0.04%
Stockholm Interbank Offered Rate (“STIBOR”): (0.07)%
Swiss Average Rate Overnight (“SARON”): (0.73)%
Tokyo Overnight Average Rate (“TONAR”):  (0.03)%
Warsaw Interbank Offered Rate(“WIBOR”): 0.10%

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 180,507,944 $ 630,116,560 $ 395,035 $ 49,077,947
Investments in securities of affiliated issuers, at cost ............. — 267,569,194 20,056,581 —
Investments in securities of unaffiliated issuers, at value .......... $ 212,318,135 $ 804,641,769 $ 394,902 $ 49,664,667
Investments in securities of affiliated issuers, at value ............ — 267,534,637 20,170,889 —
Cash ................................................. 1,242,247 2,437,103 — —
Cash denominated in foreign currencies
‡
...................... 282,763 969,214 — 698,666
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 5,152,564 60,345 — 128
Unrealized appreciation on OTC swaps ....................... 1,080,160 31,480,633 — 123,908
Deposits for securities sold short ............................ — 33,887,613 — 612,631
Due from broker ........................................ 1,519,205 16,269,559 — 130,000
Deposits with brokers for centrally cleared swaps (unamortized upfront
(receipts) $—, $(646,924), $— and $—, respectively) ............ — 1,054,844 — —
Deposits with brokers for futures contracts ..................... 6,992,698 3,514,255 — —
Variation margin on futures contracts ......................... 15,828 — — —
Receivables:
Securities sold ....................................... 79,298 7,608,476 515,742 607,825
Foreign tax reclaims ................................... 230,927 1,992 — 791,297
Dividends and interest .................................. 133,514 1,372,401 11 9,484
Capital shares sold .................................... 98,335 1,095,748 133,338 4,932,323
Due from Investment Adviser ............................. — — 32,346 —
Prepaid expenses ....................................... 43,301 31,965 76,463 26,001
Total Assets 229,188,975 1,171,960,554 21,323,691 57,596,930
LIABILITIES:
Securities sold short, at value (proceeds  $110,708,597, $181,386,310,
$– and $2,743,006, respectively) ............................ 99,185,686 261,772,229 — 2,849,703
Due to custodian ........................................ — — 4,816 —
Due to broker .......................................... — 23,517,127 — 137
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 5,087,070 186,612 — 20,564
Unrealized depreciation on OTC swaps ....................... 3,947 2,705,422 — 568,600
Variation margin on centrally cleared swaps .................... — 19,286 — —
Variation margin on futures contracts ......................... 103,790 275,190 — —
Payables: – – – –
Securities purchased ................................... 330,495 2,474,082 627,559 610,058
Accrued investment advisory fees ......................... 105,178 706,976 — 30,321
Accrued distribution fees—Class N ........................ 1,028 7,209 113 1,374
Capital shares redeemed ............................... 1,678,665 916,368 4 167,437
Dividends and interest payable on securities sold short ......... 176,630 554,653 — 2,163
Other accrued expenses and liabilities ........................ 74,262 284,388 21,136 50,831
Total Liabilities 106,746,751 293,419,542 653,628 4,301,188
Commitments and contingent liabilities
*
Net Assets $ 122,442,224 $ 878,541,012 $ 20,670,063 $ 53,295,742
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 199,625,125 $ 1,063,647,210 $ 20,194,759 $ 54,800,637
Total distributable earnings (loss) ........................... (77,182,901) (185,106,198) 475,304 (1,504,895)
Net Assets $ 122,442,224 $ 878,541,012 $ 20,670,063 $ 53,295,742
NET ASSETS:
Class I ............................................... $ 61,079,952 $ 611,740,816 $ 15,644,803 $ 38,497,761
Class N ............................................... 6,503,303 34,598,998 533,578 10,040,247
Class R6 .............................................. 54,858,969 232,201,198 4,491,682 4,757,734
SHARES OUTSTANDING: – – – –
Class I ............................................... 8,863,505 53,386,837 1,509,380 6,103,292
Class N ............................................... 947,658 3,014,424 51,473 1,612,139
Class R6 .............................................. 7,938,571 20,297,549 433,047 752,319
NET ASSET VALUE: – – – –
Class I ............................................... $ 6.89 $ 11.46 $ 10.37 $ 6.31
Class N ............................................... $ 6.86 $ 11.48 $ 10.37 $ 6.23
Class R6 .............................................. $ 6.91 $ 11.44 $ 10.37 $ 6.32
‡
Cash denominated in foreign currencies, at cost ............... $ 282,783 $ 1,021,134 $ — $ 676,591
* AQR Diversified Arbitrage Fund, see Note 4 in the Notes to Financial Statements for additional information.

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR GLOBAL
MACRO FUND
**
AQR LONG-
SHORT EQUITY
FUND
AQR MULTI-
ASSET FUND
**
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
**
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 23,933,595 $ 331,679,143 $ 138,088,933 $ 47,682,818
Investments in securities of unaffiliated issuers, at value .......... $ 23,932,623 $ 331,685,593 $ 150,427,209 $ 47,683,169
Cash denominated in foreign currencies
‡
...................... 38,694 7,986,582 454,215 —
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 871,503 1,601,090 1,807,176 —
Unrealized appreciation on OTC swaps ....................... 367,726 1,464,767 740,274 5,253,790
Due from broker ........................................ 17,462 34,767,001 97,954 —
Deposits with brokers for centrally cleared swaps (unamortized upfront payments $17,974, $—, $— and $—, respectively) .............. 1,014,097 — — —
Deposits with brokers for futures contracts ..................... 3,497,326 3,747,533 6,036,946 6,638,373
Variation margin on futures contracts ......................... 20,314 589,497 479,711 356,359
Receivables:
Securities sold ....................................... 12,678 4,826,220 657,066 —
Foreign tax reclaims ................................... — 520,699 97,818 —
Dividends and interest .................................. 286 3,213 97,574 1,097
Capital shares sold .................................... 36,600 380,248 45,726 78,870
Due from Investment Adviser ............................. 1,903 — — —
Prepaid expenses ....................................... 15,366 27,145 25,105 21,951
Total Assets 29,826,578 387,599,588 160,966,774 60,033,609
LIABILITIES:
Securities sold short, at value (proceeds  $–, $–, $7,328,131 and $–, respectively) ........................................... — — 8,900,845 —
Reverse repurchase agreements, at value ..................... — — 10,428,841 —
Due to custodian ........................................ 12,571 125 221 60
Due to broker .......................................... 20,940 1,208,309 76,320 653,520
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 1,073,340 140,045 1,780,557 —
Unrealized depreciation on OTC swaps ....................... 135,765 7,059,801 129,436 3,621,230
Deposits from brokers for futures contracts .................... — — 102,259 —
Variation margin on centrally cleared swaps .................... 156,695 — — —
Variation margin on futures contracts ......................... 270,516 — 27,852 113,487
Payables: – – – –
Securities purchased ................................... 12,678 4,842,387 887,631 —
Accrued investment advisory fees ......................... — 372,550 50,816 46,197
Accrued distribution fees—Class N ........................ 113 1,537 1,139 3,288
Capital shares redeemed ............................... — 475,296 289,107 16,251
Dividend s and interest payable on securities sold short and reverse repurchase agreements ................................. — — 6,636 —
Other accrued expenses and liabilities ........................ 26,504 170,639 211,024 44,173
Total Liabilities 1,709,122 14,270,689 22,892,684 4,498,206
Net Assets $ 28,117,456 $ 373,328,899 $ 138,074,090 $ 55,535,403
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 27,529,356 $ 388,273,965 $ 132,052,089 $ 65,169,549
Total distributable earnings (loss) ........................... 588,100 (14,945,066) 6,022,001 (9,634,146)
Net Assets $ 28,117,456 $ 373,328,899 $ 138,074,090 $ 55,535,403
NET ASSETS:
Class I ............................................... $ 8,510,204 $ 350,475,307 $ 120,286,556 $ 38,558,431
Class N ............................................... 537,533 6,933,786 5,585,493 16,187,582
Class R6 .............................................. 19,069,719 15,919,806 12,202,041 789,390
SHARES OUTSTANDING: – – – –
Class I ............................................... 888,298 37,323,213 12,265,365 5,631,966
Class N ............................................... 57,047 749,475 570,487 2,399,584
Class R6 .............................................. 1,985,904 1,686,829 1,245,435 114,907
NET ASSET VALUE: – – – –
Class I ............................................... $ 9.58 $ 9.39 $ 9.81 $ 6.85
Class N ............................................... $ 9.42 $ 9.25 $ 9.79 $ 6.75
Class R6 .............................................. $ 9.60 $ 9.44 $ 9.80 $ 6.87
‡
Cash denominated in foreign currencies, at cost ............... $ 34,126 $ 7,942,724 $ 431,655 $ —
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR RISK
PARITY II MV
FUND
**
AQR STYLE
PREMIA
ALTERNATIVE
FUND
**
ASSETS:
Investments in securities of unaffiliated issuers, at cost .......................................... $ 87,107,483 $ 407,023,646
Investments in securities of affiliated issuers, at cost ............................................ — 182,245,413
Investments in securities of unaffiliated issuers, at value ......................................... $ 89,283,084 $ 412,283,119
Investments in securities of affiliated issuers, at value ........................................... — 182,233,410
Cash ................................................................................ 57 1,058,240
Cash denominated in foreign currencies
‡
..................................................... 96,922 9,622,186
Unrealized appreciation on forward foreign currency exchange contracts ............................. 12,819 21,279,488
Unrealized appreciation on OTC swaps ...................................................... 936,686 15,502,876
Deposits for securities sold short ........................................................... — 5,978,110
Due from broker ....................................................................... 494,842 68,558
Deposits with brokers for centrally cleared swaps (unamortized upfront payments $— and $1,934,307, respectively) .......................................................................... — 8,926,363
Deposits with brokers for futures contracts .................................................... 3,888,276 56,449,943
Variation margin on futures contracts ........................................................ 324,268 636,880
Receivables:
Securities sold ...................................................................... 344,986 109,987,630
Foreign tax reclaims .................................................................. — 959,022
Dividends and interest ................................................................. 69,846 5,505
Capital shares sold ................................................................... — 968,662
Prepaid expenses ...................................................................... 27,284 60,007
Total Assets 95,479,070 826,019,999
LIABILITIES:
Securities sold short, at value (proceeds  $– and $30,929,929, respectively) .......................... — 31,842,727
Due to broker ......................................................................... 632,187 10,108,986
Unrealized depreciation on forward foreign currency exchange contracts ............................. 309,499 19,716,735
Unrealized depreciation on OTC swaps ...................................................... 72,689 6,077,457
Deposits from brokers for futures contracts ................................................... 53,886 94,164
Variation margin on centrally cleared swaps ................................................... — 332,880
Variation margin on futures contracts ........................................................ 24,343 1,057,178
Payables: – –
Securities purchased .................................................................. 670,045 109,990,363
Accrued investment advisory fees ........................................................ 34,111 707,834
Accrued distribution fees—Class N ....................................................... 319 3,093
Capital shares redeemed .............................................................. 526,672 3,452,932
Dividends and interest payable on securities sold short ........................................ — 15,645
Other accrued expenses and liabilities ....................................................... 49,141 257,111
Total Liabilities 2,372,892 183,657,105
Net Assets $ 93,106,178 $ 642,362,894
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ......................... $ 88,164,923 $ 1,124,348,671
Total distributable earnings (loss) .......................................................... 4,941,255 (481,985,777)
Net Assets $ 93,106,178 $ 642,362,894
NET ASSETS:
Class I .............................................................................. $ 90,832,563 $ 237,378,657
Class N .............................................................................. 1,554,775 14,856,706
Class R6 ............................................................................. 718,840 390,127,531
SHARES OUTSTANDING: – –
Class I .............................................................................. 9,668,597 37,337,857
Class N .............................................................................. 167,042 2,352,158
Class R6 ............................................................................. 76,446 61,159,132
NET ASSET VALUE: – –
Class I .............................................................................. $ 9.39 $ 6.36
Class N .............................................................................. $ 9.31 $ 6.32
Class R6 ............................................................................. $ 9.40 $ 6.38
‡
Cash denominated in foreign currencies, at cost .............................................. $ 91,849 $ 9,564,210
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
FOR THE
YEAR ENDED
DECEMBER 31,
2020
FOR THE
YEAR ENDED
DECEMBER 31,
2020
FOR THE
PERIOD
06/08/20
*
-12/31/20
FOR THE
YEAR ENDED
DEC EMBER 31,
2020
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 5,362,771 $ 3,680,747 $ 194 $ 1,474,054
Affiliated issuers ...................................... — 655,510 338,919 —
Interest income: — — — —
Unaffiliated issuers .................................... 750,051 6,303,525 — 740,644
Total Income 6,112,822 10,639,782 339,113 2,214,698
EXPENSES:
Investment advisory fees .................................. 2,549,522 6,005,090 — 1,679,273
Custody fees ........................................... 15,078 93,851 3,551 4,714
Administration & accounting fees ............................ 100,820 286,969 10,446 71,861
Legal fees ............................................. 13,841 23,449 11,988 3,163
Audit & tax fees ......................................... 155,129 145,471 29,626 108,812
Shareholder reporting fees ................................ 30,630 103,254 9,757 24,203
Transfer agent fees ...................................... 122,339 503,708 16,415 115,006
Trustee fees ........................................... 17,371 37,418 826 14,386
Offering costs .......................................... — — 36,018 —
Distribution fees—Class N ................................. 21,597 86,487 735 21,170
Dividends and interest on securities sold short ................. 3,800,374 5,026,186 — 490,972
Interest expense ........................................ 11,991 43,258 — 9,492
Recoupment of waiver ................................... 7,049 2,597 — 18,528
Registration fees ........................................ 94,359 61,701 41,491 64,926
Other expenses ........................................ 35,680 166,429 499 23,173
Total Expenses 6,975,780 12,585,868 161,352 2,649,679
Less expense reimbursements ............................. (248,017) (329,367) (145,199) (171,890)
Net Expenses 6,727,763 12,256,501 16,153 2,477,789
Net Investment Income (Loss) (614,941) (1,616,719) 322,960 (263,091)
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 4,692,627 29,981,432 17 (4,133,023)
Transactions in investment securities of affiliated issuers ........ — (25,894) (17,272) —
Distributions of capital gains received from affiliated issuers ...... — 26,477 444,319 —
Settlement of foreign currency and foreign currency transactions .. (242,528) (217,014) — 812,408
Settlement of forward foreign currency contracts .............. (4,858,298) (67,660) — 412,464
Expiration or closing of futures and futures-style options contracts . (35,464) (6,373,718) — 856,696
Closed short positions in securities ........................ (21,718,667) (29,907,511) — 11,626,145
Expiration or closing of swap contracts ..................... (3,049,117) 9,890,379 — (49,975,340)
Expiration or closing of written option contracts (premium-style) ... (8,195,380) — — —
Net realized gain (loss) (33,406,827) 3,306,491 427,064 (40,400,650)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................. (14,133,849) 163,504,491 (133) (17,942,662)
Investment securities of affiliated issuers ................... — (42,755) 114,308 —
Foreign currency and foreign currency transactions ............ 23,596 (61,839) — 212,162
Forward foreign currency exchange contracts ................ 162,072 (22,090) — 564,561
Futures and futures-style options contracts .................. 2,117,660 (1,051,649) — —
Short positions in securities .............................. (8,216,768) (59,481,546) — 1,273,660
Swap contracts ....................................... 142,841 45,362,099 — 20,238,046
Written option contracts ................................ 82,035 — — —
Net change in unrealized appreciation (depreciation) (19,822,413) 148,206,711 114,175 4,345,767
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) (53,229,240) 151,513,202 541,239 (36,054,883)
Net increase (decrease) in net assets resulting from operations $ (53,844,181) $ 149,896,483 $ 864,199 $ (36,317,974)
________________
†
Net of foreign taxes withheld of ............................ $ 361,881 $ 16,731 $ — $ 173,390
* Commencement of operations.

Statements of Operations

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR GLOBAL
MACRO FUND
**
AQR LONG-
SHORT EQUITY
FUND
AQR MULTI-
ASSET FUND
**
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
**
FOR THE
YEAR ENDED
DECEMBER 31,
2020
FOR THE
YEAR ENDED
DECEMBER 31,
2020
FOR THE
YEAR ENDED
DECEMBER 31,
2020
FOR THE
YEAR ENDED
DECEMBER 31,
2020
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 56,843 $ 379,500 $ 1,231,819 $ 465,648
Affiliated issuers ...................................... — 1,066,045 — —
Interest income: — — — —
Unaffiliated issuers .................................... 83,767 3,854,715 287,892 679,227
Interfund lending income .................................. — 114 — —
Total Income 140,610 5,300,374 1,519,711 1,144,875
EXPENSES:
Investment advisory fees .................................. 290,282 6,576,587 887,677 1,172,670
Custody fees ........................................... 20,709 55,198 27,910 18,561
Administration & accounting fees ............................ 12,264 282,437 62,996 69,427
Legal fees ............................................. 2,724 14,502 6,991 8,527
Audit & tax fees ......................................... 120,741 116,718 132,891 100,308
Shareholder reporting fees ................................ 10,041 61,184 19,651 19,712
Transfer agent fees ...................................... 31,311 548,433 143,347 67,005
Trustee fees ........................................... 6,660 40,807 12,521 14,036
Distribution fees—Class N ................................. 2,445 31,755 18,004 37,415
Dividends and interest on securities sold short and reverse repurchase agreements ......................................... — 6,097 219,749 —
Interest expense ........................................ 1,862 31,733 6,210 7,086
Recoupment of waiver ................................... — — — 659
Registration fees ........................................ 52,078 68,101 51,325 55,267
Other expenses ........................................ 10,836 44,622 7,132 5,511
Total Expenses 561,953 7,878,174 1,596,404 1,576,184
Less expense reimbursements ............................. (228,521) (86,221) (208,421) (159,569)
Net Expenses 333,432 7,791,953 1,387,983 1,416,615
Net Investment Income (Loss) (192,822) (2,491,579) 131,728 (271,740)
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... (4,567) 96,804 (2,448,191) 155,373
Transactions in investment securities of affiliated issuers ........ — 83,048 — —
Distributions of capital gains received from affiliated issuers ...... — 14,632 — —
Settlement of foreign currency and foreign currency transactions .. (164,572) 4,104,957 (12,139) (1,364)
Settlement of forward foreign currency contracts .............. 137,746 2,074,350 (1,637,493) —
Expiration or closing of futures and futures-style options contracts . (1,262,904) (2,736,076) 2,725,936 (5,668,025)
Closed short positions in securities ........................ — 729,564 940,552 —
Expiration or closing of swap contracts ..................... 1,602,381 (250,293,566) 520,647 (3,874,019)
Net realized gain (loss) 308,084 (245,926,287) 89,312 (9,388,035)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................. (5,115) 24,346 3,328,566 (54,515)
Investment securities of affiliated issuers ................... — (67,639) — —
Foreign currency and foreign currency transactions ............ (1,077) 591,057 18,091 (161)
Forward foreign currency exchange contracts ................ (65,729) (1,010,049) (177,360) —
Futures and futures-style options contracts .................. 547,926 (1,897,783) 3,019,310 (5,749,028)
Short positions in securities .............................. — 168,404 (1,350,269) —
Swap contracts ....................................... (240,621) 110,175,462 549,995 (2,527,328)
Net change in unrealized appreciation (depreciation) 235,384 107,983,798 5,388,333 (8,331,032)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 543,468 (137,942,489) 5,477,645 (17,719,067)
Net increase (decrease) in net assets resulting from operations $ 350,646 $ (140,434,068) $ 5,609,373 $ (17,990,807)
________________
†
Net of foreign taxes withheld of ............................ $ — $ — $ 18,874 $ 20
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR RISK
PARITY II MV
FUND
**
AQR STYLE
PREMIA
ALTERNATIVE
FUND
**
FOR THE
YEAR ENDED
DECEMBER 31,
2020
FOR THE
YEAR ENDED
DECEMBER 31,
2020
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
.................................................................. $ 194,801 $ 4,483,631
Affiliated issuers ..................................................................... — 3,653,500
Interest income: — —
Unaffiliated issuers ................................................................... 211,881 4,451,606
Interfund lending income ................................................................. — 4,126
Total Income 406,682 12,592,863
EXPENSES:
Investment advisory fees ................................................................. 649,753 17,144,099
Custody fees .......................................................................... 22,242 36,164
Administration & accounting fees ........................................................... 45,597 600,394
Legal fees ............................................................................ 5,780 37,666
Audit & tax fees ........................................................................ 102,901 134,685
Shareholder reporting fees ............................................................... 14,824 242,475
Transfer agent fees ..................................................................... 114,091 519,318
Trustee fees .......................................................................... 10,605 79,716
Distribution fees—Class N ................................................................ 3,855 55,303
Dividends and interest on securities sold short ................................................ — 3,495,395
Interest expense ....................................................................... 4,771 119,651
Recoupment of waiver .................................................................. — 55,460
Registration fees ....................................................................... 50,467 107,970
Other expenses ....................................................................... 2,634 64,808
Total Expenses 1,027,520 22,693,104
Less expense reimbursements ............................................................ (178,076) (716,777)
Net Expenses 849,444 21,976,327
Net Investment Income (Loss) (442,762) (9,383,464)
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION): – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ..................................... (752,594) 163,718,003
Transactions in investment securities of affiliated issuers ....................................... — 588,925
Distributions of capital gains received from affiliated issuers ..................................... — 26,561
Settlement of foreign currency and foreign currency transactions ................................. 97,440 1,360,927
Settlement of forward foreign currency contracts ............................................. 104,320 (15,243,792)
Expiration or closing of futures and futures-style options contracts ................................ 655,028 (33,179,224)
Closed short positions in securities ....................................................... — 10,585,986
Expiration or closing of swap contracts .................................................... (468,443) (446,075,676)
Net realized gain (loss) (364,249) (318,218,290)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................................................ 1,715,909 (173,873,559)
Investment securities of affiliated issuers .................................................. — (204,250)
Foreign currency and foreign currency transactions ........................................... 1,548 558,778
Forward foreign currency exchange contracts ............................................... (68,347) 3,306,442
Futures and futures-style options contracts ................................................. 1,767,706 46,350,916
Short positions in securities ............................................................. — (2,738,945)
Swap contracts ...................................................................... 641,305 94,011,620
Net change in unrealized appreciation (depreciation) 4,058,121 (32,588,998)
Net realized gain (loss) and net change in unrealized appreciation (depreciation) 3,693,872 (350,807,288)
Net increase (decrease) in net assets resulting from operations $ 3,251,110 $ (360,190,752)
________________
†
Net of foreign taxes withheld of ........................................................... $ — $ 407,761
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR ALTERNATIVE RISK PREMIA
FUND AQR DIVERSIFIED ARBITRAGE FUND
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
OPERATIONS:
Net investment income (loss) ........................ $ (614,941) $ 1,939,253 $ (1,616,719) $ 4,027,480
Net realized gain (loss) ............................. (33,406,827) (43,495,854) 3,306,491 17,493,298
Net change in unrealized appreciation (depreciation) ....... (19,822,413) 33,381,094 148,206,711 16,448,387
Net increase (decrease) in net assets resulting from
operations (53,844,181) (8,175,507) 149,896,483 37,969,165
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ......................................... (1,180,390) (1,268,769) (7,998,929) (9,543,069)
Class N ......................................... (88,493) (51,374) (351,021) (1,000,382)
Class R6 ........................................ (1,041,432) (679,978) (3,565,413) (456,712)
Total (2,310,315) (2,000,121) (11,915,363) (11,000,163)
Return of capital: — — — —
Class I ....................................... — — (1,578,244) —
Class N ....................................... — — (122,189) —
Class R6 ...................................... — — (420,560) —
Total — — (2,120,993) —
Total distributions (2,310,315) (2,000,121) (14,036,356) (11,000,163)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 80,250,202 157,006,742 344,642,088 226,431,267
Reinvestment of distributions ......................... 1,177,365 1,256,968 7,361,430 6,544,727
Cost of shares redeemed ........................... (135,266,918) (269,352,660) (302,938,272) (110,213,810)
Net increase (decrease) from capital transactions (53,839,351) (111,088,950) 49,065,246 122,762,184
CLASS N — — — —
Proceeds from shares sold .......................... 10,572,489 6,466,333 16,637,108 10,073,637
Reinvestment of distributions ......................... 86,306 51,374 460,924 993,345
Cost of shares redeemed ........................... (10,629,536) (8,628,323) (42,164,230) (25,446,050)
Net increase (decrease) from capital transactions 29,259 (2,110,616) (25,066,198) (14,379,068)
CLASS R6 — — — —
Proceeds from shares sold .......................... 168,241,002 149,749,670 213,497,011 12,147,262
Reinvestment of distributions ......................... 1,035,190 677,934 2,218,700 328,736
Cost of shares redeemed ........................... (172,402,946) (162,942,747) (35,990,379) (7,928,226)
Net increase (decrease) from capital transactions (3,126,754) (12,515,143) 179,725,332 4,547,772
Net increase (decrease) in net assets resulting from capital transactions (56,936,846) (125,714,709) 203,724,380 112,930,888
Total increase (decrease) in net assets (113,091,342) (135,890,337) 339,584,507 139,899,890
NET ASSETS:
Beginning of period ................................ 235,533,566 371,423,903 538,956,505 399,056,615
End of period ................................... $ 122,442,224 $ 235,533,566 $ 878,541,012 $ 538,956,505
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR ALTERNATIVE RISK PREMIA
FUND AQR DIVERSIFIED ARBITRAGE FUND
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 16,218,999 28,218,036 49,900,354 36,459,796
Shares sold ..................................... 9,812,442 16,882,156 35,329,807 24,819,158
Shares issued on reinvestment of distributions ........... 172,888 140,600 646,306 705,251
Shares redeemed ................................. (17,340,824) (29,021,793) (32,489,630) (12,083,851)
Shares outstanding, end of period 8,863,505 16,218,999 53,386,837 49,900,354
CLASS N
Shares outstanding, beginning of period ................ 1,012,625 1,242,488 5,978,981 7,561,487
Shares sold ..................................... 1,329,277 694,072 1,730,036 1,100,646
Shares issued on reinvestment of distributions ........... 12,729 5,759 40,397 106,811
Shares redeemed ................................. (1,406,973) (929,694) (4,734,990) (2,789,963)
Shares outstanding, end of period 947,658 1,012,625 3,014,424 5,978,981
CLASS R6
Shares outstanding, beginning of period ................ 9,236,940 10,679,328 2,054,739 1,563,194
Shares sold ..................................... 21,034,287 16,097,977 21,617,773 1,322,476
Shares issued on reinvestment of distributions ........... 151,565 75,747 195,136 35,501
Shares redeemed ................................. (22,484,221) (17,616,112) (3,570,099) (866,432)
Shares outstanding, end of period 7,938,571 9,236,940 20,297,549 2,054,739

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY MARKET NEUTRAL
FUND
FOR THE PERIOD
6/08/20
*
- 12/31/20
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
OPERATIONS:
Net investment income (loss) ......................................... $ 322,960 $ (263,091) $ 8,055,545
Net realized gain (loss) .............................................. 427,064 (40,400,650) (21,703,938)
Net change in unrealized appreciation (depreciation) ........................ 114,175 4,345,767 (75,713,678)
Net increase (decrease) in net assets resulting from operations 864,199 (36,317,974) (89,362,071)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I .......................................................... (297,507) (4,926,477) (7,790,074)
Class N .......................................................... (9,760) (936,496) (548,127)
Class R6 ......................................................... (86,349) (685,012) (1,491,330)
Total distributions (393,616) (6,547,985) (9,829,531)
CAPITAL TRANSACTIONS:
CLASS I — — —
Proceeds from shares sold ........................................... 16,149,204 51,387,735 205,860,741
Reinvestment of distributions .......................................... 266,243 4,301,824 6,437,151
Cost of shares redeemed ............................................ (1,074,490) (193,109,515) (641,318,640)
Net increase (decrease) from capital transactions 15,340,957 (137,419,956) (429,020,748)
CLASS N — — —
Proceeds from shares sold ........................................... 534,751 7,194,403 23,062,079
Reinvestment of distributions .......................................... 275 926,621 545,211
Cost of shares redeemed ............................................ (20,178) (9,338,006) (204,642,823)
Net increase (decrease) from capital transactions 514,848 (1,216,982) (181,035,533)
CLASS R6 — — —
Proceeds from shares sold ........................................... 4,338,990 10,524,209 13,217,228
Reinvestment of distributions .......................................... 4,685 621,105 1,294,751
Cost of shares redeemed ............................................ — (37,266,492) (168,270,079)
Net increase (decrease) from capital transactions 4,343,675 (26,121,178) (153,758,100)
Net increase (decrease) in net assets resulting from capital transactions 20,199,480 (164,758,116) (763,814,381)
Total increase (decrease) in net assets 20,670,063 (207,624,075) (863,005,983)
NET ASSETS:
Beginning of period ................................................. — 260,919,817 1,123,925,800
End of period .................................................... $ 20,670,063 $ 53,295,742 $ 260,919,817
$ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY MARKET NEUTRAL
FUND
FOR THE PERIOD
6/08/20
*
- 12/31/20
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................................. — 22,686,831 65,873,312
Shares sold ...................................................... 1,588,528 6,441,325 19,880,367
Shares issued on reinvestment of distributions ............................ 25,799 678,521 691,423
Shares redeemed .................................................. (104,947) (23,703,385) (63,758,271)
Shares outstanding, end of period 1,509,380 6,103,292 22,686,831
CLASS N
Shares outstanding, beginning of period ................................. — 1,549,427 19,566,477
Shares sold ...................................................... 53,424 1,040,819 2,202,684
Shares issued on reinvestment of distributions ............................ 27 148,023 59,069
Shares redeemed .................................................. (1,978) (1,126,130) (20,278,803)
Shares outstanding, end of period 51,473 1,612,139 1,549,427
CLASS R6
Shares outstanding, beginning of period ................................. — 4,135,843 19,134,890
Shares sold ...................................................... 432,593 1,289,420 1,287,475
Shares issued on reinvestment of distributions ............................ 454 97,658 138,773
Shares redeemed .................................................. — (4,770,602) (16,425,295)
Shares outstanding, end of period 433,047 752,319 4,135,843
*
Commencement of operations.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR GLOBAL MACRO FUND
**
AQR LONG-SHORT EQUITY FUND
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
OPERATIONS:
Net investment income (loss) ........................ $ (192,822) $ 194,430 $ (2,491,579) $ 13,905,400
Net realized gain (loss) ............................. 308,084 182,380 (245,926,287) 105,748,364
Net change in unrealized appreciation (depreciation) ....... 235,384 1,182,736 107,983,798 (106,397,191)
Net increase (decrease) in net assets resulting from
operations 350,646 1,559,546 (140,434,068) 13,256,573
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (82,833) (7,978) (5,602,744) —
Class N ......................................... (5,234) (589) (113,472) —
Class R6 ........................................ (133,188) (5,854) (250,737) —
Total distributions (221,255) (14,421) (5,966,953) —
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 3,577,485 15,026,352 181,721,553 575,379,819
Reinvestment of distributions ......................... 82,289 7,978 2,959,313 —
Cost of shares redeemed ........................... (10,073,953) (21,136,582) (604,106,694) (1,382,311,476)
Net increase (decrease) from capital transactions (6,414,179) (6,102,252) (419,425,828) (806,931,657)
CLASS N — — — —
Proceeds from shares sold .......................... 416,094 1,015,451 3,124,429 16,852,037
Reinvestment of distributions ......................... 4,684 589 104,305 —
Cost of shares redeemed ........................... (1,049,878) (17,044,026) (21,190,180) (106,143,566)
Net increase (decrease) from capital transactions (629,100) (16,027,986) (17,961,446) (89,291,529)
CLASS R6 — — — —
Proceeds from shares sold .......................... 7,727,110 12,005 27,941,905 13,747,921
Reinvestment of distributions ......................... 44,123 5,849 238,105 —
Cost of shares redeemed ........................... (739,112) (810,728) (77,306,268) (145,628,044)
Net increase (decrease) from capital transactions 7,032,121 (792,874) (49,126,258) (131,880,123)
Net increase (decrease) in net assets resulting from capital transactions (11,158) (22,923,112) (486,513,532) (1,028,103,309)
Total increase (decrease) in net assets 118,233 (21,377,987) (632,914,553) (1,014,846,736)
NET ASSETS:
Beginning of period ................................ 27,999,223 49,377,210 1,006,243,452 2,021,090,188
End of period ................................... $ 28,117,456 $ 27,999,223 $ 373,328,899 $ 1,006,243,452
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR GLOBAL MACRO FUND
**
AQR LONG-SHORT EQUITY FUND
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 1,573,992 2,227,724 81,348,092 155,099,515
Shares sold ..................................... 380,603 1,627,269 18,476,749 51,840,834
Shares issued on reinvestment of distributions ........... 8,763 830 317,183 —
Shares redeemed ................................. (1,075,060) (2,281,831) (62,818,811) (125,592,257)
Shares outstanding, end of period 888,298 1,573,992 37,323,213 81,348,092
CLASS N
Shares outstanding, beginning of period ................ 124,939 1,903,036 2,621,145 10,817,989
Shares sold ..................................... 44,936 111,729 323,321 1,538,748
Shares issued on reinvestment of distributions ........... 507 62 11,350 —
Shares redeemed ................................. (113,335) (1,889,888) (2,206,341) (9,735,592)
Shares outstanding, end of period 57,047 124,939 749,475 2,621,145
CLASS R6
Shares outstanding, beginning of period ................ 1,242,121 1,329,111 6,862,414 18,792,779
Shares sold ..................................... 817,860 1,259 2,918,269 1,238,828
Shares issued on reinvestment of distributions ........... 4,689 608 25,411 —
Shares redeemed ................................. (78,766) (88,857) (8,119,265) (13,169,193)
Shares outstanding, end of period 1,985,904 1,242,121 1,686,829 6,862,414
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR MULTI-ASSET FUND
**
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
**
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
OPERATIONS:
Net investment income (loss) ........................ $ 131,728 $ 2,499,955 $ (271,740) $ 2,712,446
Net realized gain (loss) ............................. 89,312 24,023,152 (9,388,035) 13,246,218
Net change in unrealized appreciation (depreciation) ....... 5,388,333 13,429,318 (8,331,032) 26,995,402
Net increase (decrease) in net assets resulting from
operations 5,609,373 39,952,425 (17,990,807) 42,954,066
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ......................................... (1,324,791) (7,826,259) (35,448) (5,315,484)
Class N ......................................... (38,969) (679,342) (15,381) (665,640)
Class R6 ........................................ (145,677) (294,420) (723) (7,398,683)
Total (1,509,437) (8,800,021) (51,552) (13,379,807)
Return of capital: — — — —
Class I ....................................... — — — (2,012)
Class N ....................................... — — — (283)
Class R6 ...................................... — — — (2,569)
Total — — — (4,864)
Total distributions (1,509,437) (8,800,021) (51,552) (13,384,671)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 78,874,445 26,119,567 23,309,629 25,651,638
Reinvestment of distributions ......................... 974,564 6,899,732 35,272 4,124,956
Cost of shares redeemed ........................... (82,903,061) (159,202,833) (80,118,919) (32,124,762)
Net increase (decrease) from capital transactions (3,054,052) (126,183,534) (56,774,018) (2,348,168)
CLASS N — — — —
Proceeds from shares sold .......................... 941,523 782,310 8,440,998 4,725,900
Reinvestment of distributions ......................... 38,551 677,289 15,360 665,923
Cost of shares redeemed ........................... (6,408,685) (4,029,937) (8,356,475) (11,115,268)
Net increase (decrease) from capital transactions (5,428,611) (2,570,338) 99,883 (5,723,445)
CLASS R6 — — — —
Proceeds from shares sold .......................... 8,044,424 1,493,850 14,229,740 11,972,722
Reinvestment of distributions ......................... 145,097 294,420 723 7,400,954
Cost of shares redeemed ........................... (1,278,026) (23,275,947) (151,391,611) (43,741,383)
Net increase (decrease) from capital transactions 6,911,495 (21,487,677) (137,161,148) (24,367,707)
Net increase (decrease) in net assets resulting from capital transactions (1,571,168) (150,241,549) (193,835,283) (32,439,320)
Total increase (decrease) in net assets 2,528,768 (119,089,145) (211,877,642) (2,869,925)
NET ASSETS:
Beginning of period ................................ 135,545,322 254,634,467 267,413,045 270,282,970
End of period ................................... $ 138,074,090 $ 135,545,322 $ 55,535,403 $ 267,413,045
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR MULTI-ASSET FUND
**
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
**
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 12,373,196 25,535,240 16,598,224 17,068,772
Shares sold ..................................... 8,865,761 2,761,318 4,173,382 4,249,283
Shares issued on reinvestment of distributions ........... 101,201 714,258 5,393 663,176
Shares redeemed ................................. (9,074,793) (16,637,620) (15,145,033) (5,383,007)
Shares outstanding, end of period 12,265,365 12,373,196 5,631,966 16,598,224
CLASS N
Shares outstanding, beginning of period ................ 1,180,290 1,449,019 2,172,479 3,130,810
Shares sold ..................................... 102,856 82,769 1,707,446 796,135
Shares issued on reinvestment of distributions ........... 4,012 70,258 2,385 108,457
Shares redeemed ................................. (716,671) (421,756) (1,482,726) (1,862,923)
Shares outstanding, end of period 570,487 1,180,290 2,399,584 2,172,479
CLASS R6
Shares outstanding, beginning of period ................ 486,163 2,928,896 23,405,902 27,627,748
Shares sold ..................................... 880,125 152,687 2,759,499 1,985,800
Shares issued on reinvestment of distributions ........... 15,083 30,478 110 1,186,050
Shares redeemed ................................. (135,936) (2,625,898) (26,050,604) (7,393,696)
Shares outstanding, end of period 1,245,435 486,163 114,907 23,405,902
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR RISK PARITY II MV FUND
**
AQR STYLE PREMIA ALTERNATIVE
FUND
**
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
OPERATIONS:
Net investment income (loss) ........................ $ (442,762) $ 990,018 $ (9,383,464) $ 8,427,510
Net realized gain (loss) ............................. (364,249) 15,228,941 (318,218,290) (145,289,150)
Net change in unrealized appreciation (depreciation) ....... 4,058,121 1,728,477 (32,588,998) (94,301,414)
Net increase (decrease) in net assets resulting from
operations 3,251,110 17,947,436 (360,190,752) (231,163,054)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ......................................... (3,776,080) (10,512,914) — (14,824,074)
Class N ......................................... (63,703) (196,003) — (663,746)
Class R6 ........................................ (26,135) (44,648) — (18,280,787)
Total (3,865,918) (10,753,565) — (33,768,607)
Return of capital: — — — —
Class I ....................................... — — — (904)
Class N ....................................... — — — (40)
Class R6 ...................................... — — — (777)
Total — — — (1,721)
Total distributions (3,865,918) (10,753,565) — (33,770,328)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 6,008,903 35,240,225 229,785,451 617,096,262
Reinvestment of distributions ......................... 3,774,854 9,740,055 — 13,262,027
Cost of shares redeemed ........................... (27,579,821) (6,568,665) (708,116,773) (1,387,028,097)
Net increase (decrease) from capital transactions (17,796,064) 38,411,615 (478,331,322) (756,669,808)
CLASS N — — — —
Proceeds from shares sold .......................... 195,747 424,288 5,954,543 22,257,397
Reinvestment of distributions ......................... 63,703 196,003 — 638,706
Cost of shares redeemed ........................... (876,458) (907,488) (25,463,704) (58,798,648)
Net increase (decrease) from capital transactions (617,008) (287,197) (19,509,161) (35,902,545)
CLASS R6 — — — —
Proceeds from shares sold .......................... 279,345 — 407,761,354 461,478,228
Reinvestment of distributions ......................... 26,135 44,648 — 17,264,975
Cost of shares redeemed ........................... (59,522) (362,146) (978,688,647) (651,263,343)
Net increase (decrease) from capital transactions 245,958 (317,498) (570,927,293) (172,520,140)
Net increase (decrease) in net assets resulting from capital transactions (18,167,114) 37,806,920 (1,068,767,776) (965,092,493)
Total increase (decrease) in net assets (18,781,922) 45,000,791 (1,428,958,528) (1,230,025,875)
NET ASSETS:
Beginning of period ................................ 111,888,100 66,887,309 2,071,321,422 3,301,347,297
End of period ................................... $ 93,106,178 $ 111,888,100 $ 642,362,894 $ 2,071,321,422
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR RISK PARITY II MV FUND
**
AQR STYLE PREMIA ALTERNATIVE
FUND
**
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 11,733,439 7,567,807 106,373,674 195,099,458
Shares sold ..................................... 675,083 3,808,740 31,652,156 69,328,736
Shares issued on reinvestment of distributions ........... 408,977 1,049,575 — 1,611,425
Shares redeemed ................................. (3,148,902) (692,683) (100,687,973) (159,665,945)
Shares outstanding, end of period 9,668,597 11,733,439 37,337,857 106,373,674
CLASS N
Shares outstanding, beginning of period ................ 237,647 264,351 5,010,960 9,202,006
Shares sold ..................................... 21,792 45,097 857,846 2,523,622
Shares issued on reinvestment of distributions ........... 6,970 21,258 — 77,891
Shares redeemed ................................. (99,367) (93,059) (3,516,648) (6,792,559)
Shares outstanding, end of period 167,042 237,647 2,352,158 5,010,960
CLASS R6
Shares outstanding, beginning of period ................ 49,900 82,163 142,483,592 161,609,679
Shares sold ..................................... 30,058 — 57,019,218 53,256,825
Shares issued on reinvestment of distributions ........... 2,828 4,811 — 2,092,724
Shares redeemed ................................. (6,340) (37,074) (138,343,678) (74,475,636)
Shares outstanding, end of period 76,446 49,900 61,159,132 142,483,592
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ (53,844,181) $ 149,896,483 $ (36,317,974)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (160,110,174) (1,982,870,388) (40,328,670)
Payments to cover short positions in securities .......................... (324,515,083) (875,247,134) (91,105,417)
Proceeds from sale of securities ..................................... 281,224,472 1,926,581,217 130,715,084
Proceeds from short positions in securities ............................. 190,825,190 900,657,691 25,638,453
Proceeds from option contracts written ................................ 14,952,845 — —
Payments to close option contracts written ............................. (23,883,166) — —
(Purchases) sales of short-term investments, net ........................ 68,290,691 (170,544,638) 201,886,426
Realized (gain) loss on investments in securities ........................ (4,692,627) (29,982,015) 4,133,023
Realized (gain) loss on short positions in securities ....................... 21,718,667 29,907,511 (11,626,145)
Realized (gain) loss on option contracts written ......................... 8,195,380 — —
Realized (gain) loss on paydowns ................................... — (1,914) —
Change in unrealized (appreciation) depreciation on investments in securities ... 14,133,849 (163,461,736) 17,942,662
Change in unrealized (appreciation) depreciation on short positions in securities . 8,216,768 59,481,546 (1,273,660)
Change in unrealized (appreciation) depreciation on option contracts written .... (82,035) — —
Amortization (accretion) of bond premium (discount) ...................... (750,051) (663,670) (740,644)
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ 559,515 (1,822,960) (130,000)
Deposits with brokers for futures contracts ............................. 11,014,660 (2,215,300) 979
Unrealized appreciation on forward foreign currency exchange contracts ...... 2,053,164 37,215 72,295
Unrealized appreciation on OTC swaps ............................... 31,215 (27,971,502) 1,058,118
Deposits for securities sold short .................................... — (8,007,600) (612,631)
Deposits  for written options ........................................ 7,564,912 — —
Deposits with brokers for centrally cleared swaps ....................... — (540,999) —
Variation margin on centrally cleared swaps ............................ — 8,183 —
Variation margin on futures contracts ................................. (15,828) 7,790 —
Foreign tax reclaim .............................................. (75,666) 37,231 481,913
Dividends and Interest ............................................ 346,970 857,997 225,871
Prepaid expenses ............................................... 11 2,399 13,302
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... (829,932) 23,515,021 137
Unrealized depreciation on forward foreign currency exchange contracts ...... (2,215,236) (15,125) (636,856)
Unrealized depreciation on OTC swaps ............................... (174,056) (17,839,372) (21,296,164)
Variation margin on centrally cleared swaps ............................ — 19,286 —
Variation margin on futures contracts ................................. (1,611,094) 226,986 —
Accrued investment advisory fees ................................... (164,843) 298,360 (230,752)
Accrued distribution fees—Class N ................................... (950) (4,791) (1,944)
Dividends and Interest payable on securities sold short ................... (235,473) (238,574) (110,831)
Other accrued expenses and liabilities ................................ (116,341) (41,927) (164,848)
Net cash provided by (used in) operating activities $ 55,811,573 $ (189,934,729) $ 177,591,727
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 262,067,148 574,115,554 66,233,375
Payments on shares redeemed ..................................... (318,206,385) (380,885,760) (242,757,143)
Cash distributions paid ............................................ (11,454) (3,995,302) (698,435)
Due to custodian ................................................ — — (2,474)
Net cash provided by (used in) financing activities ....................... $ (56,150,691) $ 189,234,492 $ (177,224,677)
Net change in cash and cash denominated in foreign currencies .............. (339,118) (700,237) 367,050
Cash, beginning of period ......................................... 1,864,128 4,106,554 331,616
Cash, end of period** ............................................. $ 1,525,010 $ 3,406,317 $ 698,666
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $1,050,877, $3,312,617 and $185,900.
Non-cash financing activities consist of reinvestment of distributions in the amount $2,298,861, $10,041,054 and $5,849,550.

Statements of Cash Flows

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR MULTI-
ASSET FUND
***
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............................................. $ 5,609,373
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in)
operating activities: —
Payments to purchase securities .................................................................. (96,238,498)
Payments to cover short positions in securities ........................................................ (34,426,594)
Proceeds from sale of securities ................................................................... 136,969,672
Proceeds from short positions in securities ........................................................... 24,796,736
(Purchases) sales of short-term investments, net ...................................................... (34,499,176)
Realized (gain) loss on investments in securities ...................................................... 2,448,191
Realized (gain) loss on short positions in securities ..................................................... (940,552)
Change in unrealized (appreciation) depreciation on investments in securities ................................. (3,328,566)
Change in unrealized (appreciation) depreciation on short positions in securities ............................... 1,350,269
Amortization (accretion) of bond premium (discount) .................................................... (229,194)
(Increases) decreases in operating assets: –
Due from brokers .............................................................................. 403,436
Deposits with brokers for futures contracts ........................................................... (79,411)
Repurchase Agreements ........................................................................ 4,458,088
Unrealized appreciation on forward foreign currency exchange contracts .................................... 990,217
Unrealized appreciation on OTC swaps ............................................................. (319,200)
Variation margin on futures contracts ............................................................... (372,976)
Foreign tax reclaim ............................................................................ (17,952)
Dividends and Interest .......................................................................... 116,368
Prepaid expenses ............................................................................. 2,076
Increases (decreases) in operating liabilities –
Due to broker ................................................................................. (174,786)
Unrealized depreciation on forward foreign currency exchange contracts .................................... (812,857)
Unrealized depreciation on OTC swaps ............................................................. (230,795)
Deposits from brokers for futures contracts ........................................................... (70,657)
Variation margin on futures contracts ............................................................... (203,279)
Accrued investment advisory fees ................................................................. (24,222)
Accrued distribution fees—Class N ................................................................. (1,261)
Dividends and Interest payable on securities sold short and reverse repurchase agreements ..................... (10,664)
Other accrued expenses and liabilities .............................................................. (92,971)
Net cash provided by (used in) operating activities $ 5,070,815
—
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES —
Proceeds from shares sold ....................................................................... 87,949,243
Net change in reverse repurchase agreements ........................................................ (1,708,898)
Payments on shares redeemed ................................................................... (91,139,834)
Cash distributions paid .......................................................................... (351,225)
Due to custodian .............................................................................. 221
Net cash provided by (used in) financing activities ..................................................... $ (5,250,493)
Net change in cash and cash denominated in foreign currencies ............................................ (179,678)
Cash, beginning of period ....................................................................... 633,893
Cash, end of period** ........................................................................... $ 454,215
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $97,817.
Non-cash financing activities consist of reinvestment of distributions in the amount $1,158,212.
*** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
** The following is a reconciliation of cash and cash held in foreign currencies reported within the Statements of Assets and Liabilities that sum to the total of the same such amounts disclosed in the Statement of Cash Flows:
FUND CASH
CASH
DENOMINATED
IN FOREIGN
CURRENCIES
TOTAL CASH
AND CASH
DENOMINATED
IN FOREIGN
CURRENCIES
AQR Alternative Risk Premia Fund .......................................... $ 1,242,247 $ 282,763 $ 1,525,010
AQR Diversified Arbitrage Fund ............................................. 2,437,103 969,214 3,406,317
AQR Equity Market Neutral Fund ........................................... — 698,666 698,666
AQR Multi-Asset Fund ................................................... — 454,215 454,215

Financial Highlights
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR ALTERNATIVE RISK PREMIA FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.89 (0.02) (1.84) (1.86) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.25 0.05
6
(0.33) (0.28) (0.08) — — (0.08)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.01 (0.00)
7
(0.75) (0.75) (0.01) — — (0.01)
FOR THE PERIOD 9/19/17
9
-12/31/17 $ 10.00 (0.01) 0.02
10
0.01 — — — —
AQR ALTERNATIVE RISK PREMIA FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.88 (0.04) (1.84) (1.88) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.23 0.03
6
(0.33) (0.30) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.01 (0.03) (0.74) (0.77) (0.01) — — (0.01)
FOR THE PERIOD 9/19/17
9
-12/31/17 $ 10.00 (0.01) 0.02
10
0.01 — — — —
AQR ALTERNATIVE RISK PREMIA FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.91 (0.02) (1.84) (1.86) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.27 0.05
6
(0.32) (0.27) (0.09) — — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.02 0.01 (0.75) (0.74) (0.01) — — (0.01)
FOR THE PERIOD 9/19/17
9
-12/31/17 $ 10.00 (0.01) 0.03
10
0.02 — — — —
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.30 (0.03) 2.37 2.34 (0.15) — (0.03) (0.18)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.75 0.08 0.67 0.75 (0.20) — — (0.20)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.12 0.06 0.14 0.20 (0.57) — — (0.57)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.23 0.02 0.52 0.54 (0.65) — — (0.65)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.21 0.07 0.61 0.68 (0.66) — — (0.66)
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.31 (0.06) 2.38 2.32 (0.12) — (0.03) (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.76 0.05 0.67 0.72 (0.17) — — (0.17)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.12 0.04 0.14 0.18 (0.54) — — (0.54)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.23 0.00
7
0.51 0.51 (0.62) — — (0.62)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.21 0.05 0.60 0.65 (0.63) — — (0.63)
AQR DIVERSIFIED ARBITRAGE FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.28 (0.01) 2.36 2.35 (0.15) — (0.04) (0.19)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.73 0.12 0.63 0.75 (0.20) — — (0.20)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.10 0.08 0.13 0.21 (0.58) — — (0.58)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.21 0.03 0.52 0.55 (0.66) — — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.20 0.12 0.56 0.68 (0.67) — — (0.67)

Financial Highlights
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 6.89 (20.95)% $ 61,080 3.31% 3.20% 1.41% (0.31)% 232%
$ 8.89 (3.08)% $ 144,245 3.60% 3.55% 1.40% 0.58%
6
192%
$ 9.25 (7.51)% $ 260,990 3.40%
8
3.32% 1.40% (0.00)% 253%
$ 10.01 0.10% $ 26,852 3.06%
8
2.65% 1.40% (0.25)% 293%
$ 6.86 (21.20)% $ 6,503 3.57% 3.45% 1.66% (0.51)% 232%
$ 8.88 (3.24)% $ 8,989 3.85% 3.80% 1.65% 0.28%
6
192%
$ 9.23 (7.72)% $ 11,467 3.64%
8
3.55% 1.63% (0.27)% 253%
$ 10.01 0.10% $ 1,538 3.70%
8
2.90% 1.65% (0.44)% 293%
$ 6.91 (20.90)% $ 54,859 3.22% 3.10% 1.31% (0.24)% 232%
$ 8.91 (2.93)% $ 82,300 3.51% 3.45% 1.30% 0.53%
6
192%
$ 9.27 (7.41)% $ 98,967 3.31%
8
3.23% 1.30% 0.06% 253%
$ 10.02 0.20% $ 49,818 3.14%
8
2.55% 1.30% (0.22)% 293%
$ 11.46 25.21% $ 611,741 2.10% 2.04% 1.20% (0.29)% 598%
$ 9.30 8.53% $ 464,186 2.06% 1.98% 1.20% 0.88% 361%
$ 8.75 2.19% $ 319,152 1.96% 1.92% 1.20% 0.66% 390%
$ 9.12 5.92% $ 386,972 2.08% 2.02% 1.19% 0.25% 205%
$ 9.23 7.51% $ 359,989 2.36% 2.27% 1.20% 0.78% 277%
$ 11.48 24.96% $ 34,599 2.35% 2.29% 1.45% (0.60)% 598%
$ 9.31 8.21% $ 55,694 2.30% 2.22% 1.44% 0.52% 361%
$ 8.76 2.01% $ 66,251 2.21% 2.17% 1.45% 0.44% 390%
$ 9.12 5.58% $ 76,774 2.34% 2.28% 1.44% 0.01% 205%
$ 9.23 7.15% $ 100,869 2.61% 2.52% 1.44% 0.53% 277%
$ 11.44 25.36% $ 232,201 2.00% 1.94% 1.10% (0.10)% 598%
$ 9.28 8.64% $ 19,077 1.96% 1.88% 1.10% 1.27% 361%
$ 8.73 2.41% $ 13,654 1.87% 1.82% 1.10% 0.79% 390%
$ 9.10 6.02% $ 8,416 1.98% 1.93% 1.10% 0.36% 205%
$ 9.21 7.52% $ 5,159 2.27% 2.18% 1.10% 1.26% 277%

Financial Highlights
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR DIVERSIFYING STRATEGIES FUND CLASS I
FOR THE PERIOD 6/08/20
9
-12/31/20 $ 10.00 0.23 0.34 0.57 (0.20) — — (0.20)
AQR DIVERSIFYING STRATEGIES FUND CLASS N
FOR THE PERIOD 6/08/20
9
-12/31/20 $ 10.00 0.15 0.41 0.56 (0.19) — — (0.19)
AQR DIVERSIFYING STRATEGIES FUND CLASS R6
FOR THE PERIOD 6/08/20
9
-12/31/20 $ 10.00 0.18 0.39 0.57 (0.20) — — (0.20)
AQR EQUITY MARKET NEUTRAL FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.20 (0.02) (1.77) (1.79) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.76 0.13 (1.34) (1.21) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.25 0.04 (1.48) (1.44) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 11.97 (0.08) 0.79 0.71 (0.43) — — (0.43)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 11.48 (0.13) 0.80 0.67 (0.18) (0.00)
7
— (0.18)
AQR EQUITY MARKET NEUTRAL FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.12 (0.03) (1.76) (1.79) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.70 0.12 (1.35) (1.23) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.21 0.00
7
(1.46) (1.46) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 11.95 (0.11) 0.78 0.67 (0.41) — — (0.41)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 11.47 (0.15) 0.77 0.62 (0.14) (0.00)
7
— (0.14)
AQR EQUITY MARKET NEUTRAL FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.22 (0.00)
7
(1.80) (1.80) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.77 0.11 (1.31) (1.20) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.25 0.05 (1.48) (1.43) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 11.97 (0.08) 0.79 0.71 (0.43) — — (0.43)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 11.49 (0.14) 0.81 0.67 (0.19) (0.00)
7
— (0.19)

Financial Highlights
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 10.37 5.71% $ 15,645 1.31%
8
0.20% 0.20% 3.91% 14%
$ 10.37 5.61% $ 533 1.87%
8
0.45% 0.45% 2.56% 14%
$ 10.37 5.75% $ 4,492 1.62%
8
0.10% 0.10% 3.06% 14%
$ 6.31 (19.52)% $ 38,498 1.73% 1.63% 1.30% (0.20)% 312%
$ 9.20 (11.27)% $ 208,679 2.23% 2.21% 1.27% 1.31% 263%
$ 10.76 (11.73)% $ 708,592 1.99% 1.99% 1.24% 0.32% 175%
$ 12.25 5.84% $ 1,552,269 2.07% 2.07% 1.27% (0.66)% 237%
$ 11.97 5.85% $ 790,179 2.13% 2.13% 1.28% (1.15)% 227%
$ 6.23 (19.70)% $ 10,040 2.03% 1.88% 1.55% (0.33)% 312%
$ 9.12 (11.52)% $ 14,129 2.50% 2.49% 1.55% 1.20% 263%
$ 10.70 (11.94)% $ 209,290 2.27% 2.27% 1.53% 0.02% 175%
$ 12.21 5.56% $ 357,839 2.35% 2.35% 1.55% (0.92)% 237%
$ 11.95 5.43% $ 154,189 2.40% 2.40% 1.55% (1.27)% 227%
$ 6.32 (19.61)% $ 4,758 1.67% 1.53% 1.20% (0.01)% 312%
$ 9.22 (11.17)% $ 38,112 2.15% 2.14% 1.20% 1.05% 263%
$ 10.77 (11.65)% $ 206,044 1.93% 1.93% 1.18% 0.44% 175%
$ 12.25 5.91% $ 326,927 2.00% 2.00% 1.20% (0.61)% 237%
$ 11.97 5.82% $ 177,683 2.05% 2.05% 1.20% (1.22)% 227%

Financial Highlights
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR GLOBAL MACRO FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.52 (0.07) 0.22 0.15 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.08 0.06 0.38 0.44 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.75 0.03 0.65 0.68 (0.15) (0.20) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.06 (0.06) (0.25) (0.31) (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.60 (0.11) 0.12
10
0.01 — (0.55) — (0.55)
AQR GLOBAL MACRO FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.39 (0.10) 0.22 0.12 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.97 0.03 0.39 0.42 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.66 (0.00)
7
0.66 0.66 (0.15) (0.20) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.99 (0.08) (0.25) (0.33) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.55 (0.13) 0.12
10
(0.01) — (0.55) — (0.55)
AQR GLOBAL MACRO FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.53 (0.07) 0.23 0.16 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.08 0.06 0.39 0.45 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.75 0.04 0.65 0.69 (0.16) (0.20) — (0.36)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.07 (0.03) (0.28) (0.31) (0.01) — — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.60 (0.10) 0.12
10
0.02 — (0.55) — (0.55)
AQR LONG-SHORT EQUITY FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 11.08 (0.04) (1.50) (1.54) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.94 0.10 0.04
10
0.14 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.88 0.04 (2.32) (2.28) (0.04) (0.62) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 13.07 (0.08) 2.15 2.07 (0.56) (0.70) — (1.26)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 12.12 (0.14) 1.48 1.34 (0.24) (0.15) — (0.39)
AQR LONG-SHORT EQUITY FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 10.95 (0.08) (1.47) (1.55) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.84 0.07 0.04
10
0.11 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.80 (0.01) (2.29) (2.30) (0.04) (0.62) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 13.00 (0.11) 2.13 2.02 (0.52) (0.70) — (1.22)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 12.07 (0.17) 1.47 1.30 (0.22) (0.15) — (0.37)
AQR LONG-SHORT EQUITY FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 11.12 (0.02) (1.51) (1.53) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.97 0.10 0.05
10
0.15 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.91 0.04 (2.32) (2.28) (0.04) (0.62) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 13.08 (0.07) 2.17 2.10 (0.57) (0.70) — (1.27)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 12.13 (0.14) 1.49 1.35 (0.25) (0.15) — (0.40)

Financial Highlights
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 9.58 1.61% $ 8,510 2.22% 1.35% 1.34% (0.77)% 0%
$ 9.52 4.90% $ 14,985 2.15% 1.45% 1.45% 0.59% 0%
$ 9.08 7.80% $ 20,230 1.93% 1.42% 1.42% 0.29% 0%
$ 8.75 (3.38)% $ 9,199 2.30% 1.40% 1.40% (0.65)% 0%
$ 9.06 0.02% $ 18,972 1.98% 1.41% 1.41% (1.12)% 0%
$ 9.42 1.31% $ 537 2.47% 1.60% 1.59% (1.04)% 0%
$ 9.39 4.73% $ 1,173 2.23% 1.70% 1.70% 0.37% 0%
$ 8.97 7.57% $ 17,074 2.11% 1.68% 1.68% (0.04)% 0%
$ 8.66 (3.67)% $ 2,892 2.63% 1.70% 1.70% (0.89)% 0%
$ 8.99 (0.19)% $ 3,217 2.17% 1.65% 1.65% (1.35)% 0%
$ 9.60 1.71% $ 19,070 2.12% 1.23% 1.22% (0.71)% 0%
$ 9.53 5.01% $ 11,841 2.08% 1.35% 1.35% 0.67% 0%
$ 9.08 7.84% $ 12,073 1.91% 1.35% 1.35% 0.41% 0%
$ 8.75 (3.41)% $ 13,970 2.32% 1.35% 1.35% (0.34)% 0%
$ 9.07 0.14% $ 4,374 1.95% 1.35% 1.35% (1.09)% 0%
$ 9.39 (13.91)% $ 350,475 1.32% 1.31% 1.30% (0.42)% 269%
$ 11.08 1.28% $ 901,269 2.06% 2.06% 1.26% 0.92% 292%
$ 10.94 (16.40)% $ 1,697,554 1.73% 1.73% 1.24% 0.28% 462%
$ 13.88 15.73% $ 4,144,436 2.01% 2.01% 1.27% (0.60)% 249%
$ 13.07 11.09% $ 1,799,994 1.99% 1.99% 1.28% (1.12)% 247%
$ 9.25 (14.17)% $ 6,934 1.57% 1.56% 1.55% (0.79)% 269%
$ 10.95 1.01% $ 28,689 2.33% 2.33% 1.53% 0.60% 292%
$ 10.84 (16.64)% $ 117,289 2.01% 2.01% 1.51% (0.04)% 462%
$ 13.80 15.47% $ 385,302 2.27% 2.27% 1.53% (0.80)% 249%
$ 13.00 10.80% $ 287,362 2.25% 2.25% 1.54% (1.39)% 247%
$ 9.44 (13.77)% $ 15,920 1.23% 1.21% 1.20% (0.25)% 269%
$ 11.12 1.37% $ 76,285 1.99% 1.99% 1.19% 0.87% 292%
$ 10.97 (16.36)% $ 206,247 1.66% 1.66% 1.16% 0.32% 462%
$ 13.91 15.95% $ 965,972 1.92% 1.92% 1.17% (0.46)% 249%
$ 13.08 11.13% $ 452,452 1.90% 1.90% 1.19% (1.07)% 247%

Financial Highlights
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MULTI-ASSET FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.66 0.01 0.25 0.26 (0.11) — — (0.11)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.51 0.12 1.67 1.79 (0.64) — — (0.64)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.82 0.09 (0.78) (0.69) (0.28) (0.34) — (0.62)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.34 0.02 1.49 1.51 (0.19) (0.84) — (1.03)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.09 (0.02) 0.94 0.92 (0.24) (0.43) — (0.67)
AQR MULTI-ASSET FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.63 (0.01) 0.24 0.23 (0.07) — — (0.07)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.49 0.11 1.65 1.76 (0.62) — — (0.62)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.80 0.06 (0.77) (0.71) (0.26) (0.34) — (0.60)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.32 (0.01) 1.50 1.49 (0.17) (0.84) — (1.01)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.08 (0.04) 0.92 0.88 (0.21) (0.43) — (0.64)
AQR MULTI-ASSET FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.65 0.02 0.25 0.27 (0.12) — — (0.12)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.51 0.04 1.75 1.79 (0.65) — — (0.65)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.83 0.09 (0.78) (0.69) (0.29) (0.34) — (0.63)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.34 0.02 1.51 1.53 (0.20) (0.84) — (1.04)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.10 (0.04) 0.95 0.91 (0.24) (0.43) — (0.67)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.33 (0.01) 0.54
10
0.53 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.65 0.06 0.95 1.01 (0.33) — (0.00)
7
(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.90 0.05 (1.26) (1.21) (0.04) — — (0.04)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 6.25 (0.02) 0.67 0.65 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 5.62 (0.04) 0.97 0.93 (0.30) — — (0.30)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.25 (0.03) 0.54
10
0.51 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.58 0.05 0.93 0.98 (0.31) — (0.00)
7
(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.81 0.03 (1.24) (1.21) (0.02) — — (0.02)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 6.18 (0.03) 0.66 0.63 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 5.57 (0.06) 0.96 0.90 (0.29) — — (0.29)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.35 (0.01) 0.54
10
0.53 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.66 0.07 0.95 1.02 (0.33) — (0.00)
7
(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.92 0.05 (1.27) (1.22) (0.04) — — (0.04)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 6.26 (0.01) 0.67 0.66 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 5.63 (0.04) 0.97 0.93 (0.30) — — (0.30)

Financial Highlights
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 9.81 2.68% $ 120,287 1.20% 1.04% 0.87% 0.10% 187%
$ 9.66 21.05% $ 119,488 1.47% 1.34% 0.93% 1.31% 233%
$ 8.51 (6.96)% $ 217,406 0.93% 0.92% 0.92% 0.96% 21%
$ 9.82 16.36% $ 415,799 0.94% 0.93% 0.93% 0.19% 48%
$ 9.34 10.10% $ 349,335 0.94% 0.92% 0.92% (0.22)% 72%
$ 9.79 2.41% $ 5,585 1.46% 1.31% 1.14% (0.08)% 187%
$ 9.63 20.67% $ 11,366 1.74% 1.61% 1.20% 1.13% 233%
$ 8.49 (7.23)% $ 12,303 1.20% 1.18% 1.18% 0.68% 21%
$ 9.80 16.13% $ 16,673 1.21% 1.20% 1.20% (0.06)% 48%
$ 9.32 9.66% $ 17,027 1.21% 1.19% 1.19% (0.46)% 72%
$ 9.80 2.78% $ 12,202 1.08% 0.92% 0.75% 0.20% 187%
$ 9.65 21.07% $ 4,691 1.38% 1.26% 0.85% 0.48% 233%
$ 8.51 (6.94)% $ 24,925 0.86% 0.85% 0.85% 0.98% 21%
$ 9.83 16.56% $ 40,256 0.87% 0.85% 0.85% 0.24% 48%
$ 9.34 10.06% $ 33,987 0.88% 0.85% 0.85% (0.42)% 72%
$ 6.85 8.32% $ 38,558 1.10% 1.00% 1.00% (0.13)% 0%
$ 6.33 17.96% $ 105,145 1.06% 0.99% 0.99% 1.05% 0%
$ 5.65 (17.58)% $ 96,393 0.99% 0.97% 0.97% 0.71% 0%
$ 6.90 10.41% $ 87,863 1.05% 0.99% 0.99% (0.27)% 0%
$ 6.25 16.58% $ 93,849 1.04% 0.96% 0.96% (0.65)% 0%
$ 6.75 8.11% $ 16,188 1.39% 1.25% 1.25% (0.63)% 0%
$ 6.25 17.67% $ 13,586 1.32% 1.25% 1.25% 0.79% 0%
$ 5.58 (17.82)% $ 17,457 1.27% 1.25% 1.25% 0.45% 0%
$ 6.81 10.20% $ 7,559 1.31% 1.25% 1.25% (0.50)% 0%
$ 6.18 16.16% $ 7,214 1.33% 1.25% 1.25% (0.97)% 0%
$ 6.87 8.29% $ 789 1.02% 0.90% 0.90% (0.14)% 0%
$ 6.35 18.20% $ 148,682 0.97% 0.90% 0.90% 1.12% 0%
$ 5.66 (17.60)% $ 156,433 0.93% 0.90% 0.90% 0.80% 0%
$ 6.92 10.55% $ 110,467 0.96% 0.90% 0.90% (0.16)% 0%
$ 6.26 16.61% $ 102,156 0.98% 0.90% 0.90% (0.63)% 0%

Financial Highlights
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR RISK PARITY II MV FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.31 (0.04) 0.52 0.48 — (0.40) — (0.40)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.45 0.10 1.74 1.84 (0.27) (0.71) — (0.98)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.26 0.09 (0.69) (0.60) (0.10) (0.11) — (0.21)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.98 0.02 1.08 1.10 (0.02) (0.80) — (0.82)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 8.51 (0.02) 0.84 0.82 (0.09) (0.26) — (0.35)
AQR RISK PARITY II MV FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.25 (0.06) 0.52 0.46 — (0.40) — (0.40)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.40 0.06 1.74 1.80 (0.24) (0.71) — (0.95)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.20 0.07 (0.68) (0.61) (0.08) (0.11) — (0.19)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.95 (0.05) 1.12 1.07 (0.02) (0.80) — (0.82)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 8.49 (0.04) 0.82 0.78 (0.06) (0.26) — (0.32)
AQR RISK PARITY II MV FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.31 (0.03) 0.52 0.49 — (0.40) — (0.40)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.45 0.10 1.75 1.85 (0.28) (0.71) — (0.99)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.26 0.10 (0.69) (0.59) (0.11) (0.11) — (0.22)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.97 0.04 1.07 1.11 (0.02) (0.80) — (0.82)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 8.51 (0.01) 0.83 0.82 (0.10) (0.26) — (0.36)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.15 (0.06) (1.73) (1.79) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.02 0.02
6
(0.76) (0.74) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.38 0.01 (1.28) (1.27) (0.09) — — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.92 (0.07) 1.27 1.20 (0.74) — — (0.74)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.14 (0.12) 0.07 (0.05) (0.17) — — (0.17)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.12 (0.08) (1.72) (1.80) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.00 0.00
6,7
(0.75) (0.75) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.35 (0.02) (1.28) (1.30) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.89 (0.13) 1.30 1.17 (0.71) — — (0.71)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.14 (0.15) 0.07 (0.08) (0.17) — — (0.17)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.17 (0.05) (1.74) (1.79) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.03 0.03
6
(0.76) (0.73) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.41 0.02 (1.30) (1.28) (0.10) — — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.94 (0.07) 1.28 1.21 (0.74) — — (0.74)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.15 (0.11) 0.07 (0.04) (0.17) — — (0.17)

Financial Highlights
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 9.39 5.20% $ 90,832 1.07% 0.88% 0.88% (0.46)% 111%
$ 9.31 21.83% $ 109,225 1.14% 0.95% 0.95% 1.01% 152%
$ 8.45 (6.44)% $ 63,972 1.15% 0.94% 0.94% 1.01% 20%
$ 9.26 12.36% $ 78,000 1.15% 0.93% 0.93% 0.26% 39%
$ 8.98 9.66% $ 78,873 1.15% 0.94% 0.94% (0.24)% 58%
$ 9.31 5.03% $ 1,555 1.32% 1.13% 1.13% (0.71)% 111%
$ 9.25 21.47% $ 2,198 1.39% 1.20% 1.20% 0.69% 152%
$ 8.40 (6.66)% $ 2,221 1.41% 1.20% 1.20% 0.78% 20%
$ 9.20 12.07% $ 2,784 1.43% 1.20% 1.20% (0.55)% 39%
$ 8.95 9.25% $ 5,659 1.41% 1.20% 1.20% (0.41)% 58%
$ 9.40 5.31% $ 719 0.96% 0.77% 0.77% (0.35)% 111%
$ 9.31 21.93% $ 465 1.04% 0.85% 0.85% 1.05% 152%
$ 8.45 (6.34)% $ 694 1.06% 0.85% 0.85% 1.10% 20%
$ 9.26 12.49% $ 679 1.07% 0.85% 0.85% 0.42% 39%
$ 8.97 9.64% $ 608 1.07% 0.85% 0.85% (0.06)% 58%
$ 6.36 (21.96)% $ 237,379 1.84% 1.78% 1.50% (0.80)% 544%
$ 8.15 (8.20)% $ 866,804 2.51% 2.48% 1.49% 0.28%
6
170%
$ 9.02 (12.26)% $ 1,759,075 2.25% 2.24% 1.47% 0.09% 345%
$ 10.38 11.94% $ 2,956,926 2.22% 2.21% 1.49% (0.70)% 140%
$ 9.92 (0.47)% $ 2,263,101 2.26% 2.24% 1.49% (1.20)% 114%
$ 6.32 (22.17)% $ 14,857 2.08% 2.03% 1.75% (1.06)% 544%
$ 8.12 (8.33)% $ 40,665 2.77% 2.74% 1.75% 0.02%
6
170%
$ 9.00 (12.60)% $ 82,850 2.51% 2.50% 1.74% (0.22)% 345%
$ 10.35 11.67% $ 177,319 2.49% 2.47% 1.75% (1.23)% 140%
$ 9.89 (0.76)% $ 188,647 2.53% 2.50% 1.75% (1.46)% 114%
$ 6.38 (21.91)% $ 390,127 1.74% 1.68% 1.40% (0.68)% 544%
$ 8.17 (8.08)% $ 1,163,852 2.42% 2.39% 1.40% 0.33%
6
170%
$ 9.03 (12.32)% $ 1,459,422 2.18% 2.17% 1.40% 0.21% 345%
$ 10.41 12.10% $ 1,613,182 2.14% 2.12% 1.40% (0.65)% 140%
$ 9.94 (0.37)% $ 1,349,866 2.18% 2.15% 1.40% (1.08)% 114%

Financial Highlights
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Alternative Risk Premia Fund – Class I ......................................
$0.04
0.47%
AQR Alternative Risk Premia Fund – Class N .....................................
0.02
0.17
AQR Alternative Risk Premia Fund – Class R6 ....................................
0.04
0.42
AQR Style Premia Alternative Fund – Class I ......................................
0.01
0.16
AQR Style Premia Alternative Fund – Class N .....................................
(0.01)
(0.10)
AQR Style Premia Alternative Fund – Class R6 ....................................
0.02
0.21
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invests.
5
Portfolio turnover is not annualized.
6
For the period ended December 31, 2019 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the
Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:
7
Amount is less than $.005 per share.
8
Certain expenses incurred by the Fund were not annualized for the period.
9
Commencement of operations.
10
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2020, the Trust consists of thirty-one active series, ten of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Alternative Risk Premia Fund, AQR
Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund,
AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II MV Fund and AQR Style Premia Alternative Fund. The
remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.
The Adviser has retained CNH Partners, LLC (the “Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified
Arbitrage Fund.
The AQR Diversifying Strategies Fund commenced operations on June 8, 2020.
The investment objective of AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro
Fund and AQR Style Premia Alternative Fund is to seek positive absolute returns. The investment objective of the AQR Multi-Asset Fund, AQR Risk-
Balanced Commodities Strategy Fund and AQR Risk Parity II MV Fund is to seek total return. The investment objective of AQR Diversifying Strategies
Fund and AQR Long-Short Equity Fund is to seek capital appreciation. The AQR Diversifying Strategies Fund pursues its investment objective by investing in a portfolio of mutual funds that are each managed by the Adviser. Each fund offers Class I, Class N and Class R6 shares.
Consolidation of Subsidiaries
The Consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets, of Cash Flows and the
Financial Highlights of AQR Global Macro Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II MV
Fund and AQR Style Premia Alternative Fund (“Consolidated Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Multi-Asset
Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd. and AQR Style Premia
Alternative Offshore Fund Ltd., respectively, which are wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to the Consolidated Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.
Each Consolidated Fund may invest up to 25% of its total assets (on a tax basis) in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Funds’ investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the
Subsidiaries may invest without limitation in commodities and commodities-related investments.
Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.
Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
SUBSIDIARY NET
ASSETS AT
DECEMBER 31,
2020
% OF TOTAL
ASSETS AT
DECEMBER 31,
2020
AQR Global Macro Offshore Fund Ltd ..................................................... $ 6,449,575 19.9%
AQR Multi-Asset Offshore Fund Ltd ....................................................... 14,001,148 7.7%
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd ................................... 13,523,438 24.3%
AQR Risk Parity II MV Offshore Fund Ltd .................................................. 14,277,385 15.0%
AQR Style Premia Alternative Offshore Fund Ltd ............................................. 148,225,574 15.1%

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. Foreign denominated assets and liabilities are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. The Funds may file withholding tax reclaim in certain jurisdictions to recover a portion of amounts previously withheld.
Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each
Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain.
Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.
The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The
Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.
Offering Cost: Offering costs, including professional fees, printing fees and initial registration, are amortized over a period not longer than twelve months from the date the Funds commenced operations.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of December
31, 2020, the Funds had no examinations in progress.

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
For Federal tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFCs taxable income is included in the calculation of the relevant Consolidated
Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
Securities and Other Investments
Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities as well as an issuer which is under common control with another fund or Trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of portfolio company.
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. The AQR Diversifying Strategies
Fund invests in funds which are managed by the Adviser, and as such assumes the AQR Funds in which it invests to be affiliated issuers. A summary of transactions with each affiliated issuer is included in the Schedules of Investments, if applicable.
Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.
High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.
Inflation-indexed bonds typically pay a fixed rate of interest but that fixed rate is applied to an inflation adjusted principal amount. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling
Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.
The Funds may also enter into unfunded commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the commitment may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.
As of December 31, 2020, AQR Diversified Arbitrage Fund’s unfunded commitments were as follows:
The Fund has no unrealized gain or loss on the unfunded commitment.
Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of
Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Funds may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.
Securities Sold Short: Certain Funds may engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations.
The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities;
and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.
Pursuant to a Master Securities Loan Agreement, State Street Bank and Trust Company (“SSB”) is permitted, subject to certain conditions, to rehypothecate up to 30% of portfolio securities pledged by the Funds as collateral for securities sold short. The Funds continue to receive dividends and interest on rehypothecated securities. The Funds also have the right under the MSLA to recall the rehypothecated securities from SSB on demand. If
SSB fails to deliver the recalled security in a timely manner, the Funds will be compensated by SSB for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by SSB, the Fund may reduce the loan balance outstanding by the amount of the recalled security.
BORROWER COMMITMENT AMOUNT
DEMC Ltd., Class A-2 ........................................................................... $ 238,434

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
The net amount of fees incurred are included in the dividend and interest on securities sold short in the Statements of Operations and are as follows:
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation)
on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation
(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the
Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Fund
AQR Alternative Risk Premia Fund ........................................................................
$ 1,050,877
AQR Diversified Arbitrage Fund ...........................................................................
3,312,617
AQR Equity Market Neutral Fund .........................................................................
185,900
AQR Long-Short Equity Fund ............................................................................
6,097
AQR Multi-Asset Fund .................................................................................
70,870
AQR Style Premia Alternative Fund ........................................................................
879,633

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
Total Return Basket Swaps: Certain Funds may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly.
During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in Net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the
Master Agreement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation
(depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss) from expiration or closing of swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss.
Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.
Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations.
Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform
(i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.
Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses) on derivatives in the Statements of Operations.
Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations.
The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each
Fund’s Schedule of Investments.
Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the
Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Investments in repurchase agreements are reflected as assets on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end are included within each Fund’s Schedule of Investments.

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements under the terms of a master repurchase agreement.
A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are accounted for as secured borrowings and are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statements of
Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are listed after each Fund’s Schedule of Investments.
The collateral held in relation to the repurchase agreements and reverse repurchase agreements was in U.S. Treasury Inflation Protected Securities and
Foreign Government Securities with a maturity greater than 90 days in the amount of $10,413,244 for AQR Multi-Asset Fund.
Options: Certain Funds may write and purchase put and call options. When a Fund writes a premium-style option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received)
is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When a premium-
style option expires, a Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.
The maximum financial exposure for premium-style written put options is limited to the number of contracts written and the related strike prices. The number contracts, strike price, and expiration date for each written put option contract is disclosed in each respective Fund’s Schedule of Investments, as applicable.
Certain Funds may write options on futures contracts. Written options on a futures contract may be traditional premium-style option contracts or a futures-style option contracts. Futures-style option contracts are accounted for similar to futures contracts due to similar characteristics, including but not limited to the requirement to post initial margin, daily variation margin, and the lack of an upfront premium. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation) on futures and futures-style options contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of a fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the
Statements of Assets and Liabilities.
Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Funds’
investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.
Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western
Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary
Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-
grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in
60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.
The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).These investments are categorized as Level 2 within the fair value hierarchy.
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 63,929,730 $ 49,746,515 $ – $ 113,676,245
Preferred Stocks
†
................................ 171,072 – – 171,072
Short-Term Investments ........................... 54,179,114 44,291,704 – 98,470,818
Futures Contracts* ............................... 577,551 – – 577,551
Forward Foreign Currency Exchange Contracts* ........ – 5,152,564 – 5,152,564
Total Return Swaps Contracts* ...................... – 1,080,160 – 1,080,160
Total Assets $ 118,857,467 $ 100,270,943 $ – $ 219,128,410
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (55,944,167) $ (43,241,519) $ –
(a)
$ (99,185,686)
Futures Contracts* ............................... (1,131,594) – – (1,131,594)
Forward Foreign Currency Exchange Contracts* ........ – (5,087,070) – (5,087,070)
Total Return Swaps Contracts* ...................... – (3,947) – (3,947)
Total Liabilities $ (57,075,761) $ (48,332,536) $ –
(a)
$ (105,408,297)

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 289,488,078 $ – $ 1,672,027 $ 291,160,105
Convertible Preferred Stocks ....................... – 59,461,538 – 59,461,538
Corporate Bonds ................................ – 3,164,625 738,825 3,903,450
Convertible Bonds ............................... – 267,678,249 –
(a)
267,678,249
Closed End Funds ............................... 32,716,923 – – 32,716,923
Preferred Stocks ................................ – – 543,155 543,155
Rights ........................................ 439,655 – 232,292 671,947
Securities in Litigation ............................ – – 316,441 316,441
Warrants ...................................... 60,378,882 176,841 18,091 60,573,814
Short-Term Investments ........................... 268,983,382 86,167,402 – 355,150,784
Forward Foreign Currency Exchange Contracts* ........ – 60,345 – 60,345
Total Return Basket Swaps Contracts* ................ – 31,480,633 – 31,480,633
Total Assets $ 652,006,920 $ 448,189,633 $ 3,520,831 $ 1,103,717,384
LIABILITIES
Common Stocks(Sold Short) ....................... $ (233,285,111) $ (7,000,494) $ –
(a)
$ (240,285,605)
Convertible Bonds(Sold Short) ..................... – (21,486,624) – (21,486,624)
Futures Contracts* ............................... (1,316,316) – – (1,316,316)
Forward Foreign Currency Exchange Contracts* ........ – (186,612) – (186,612)
Credit Default Swap Contracts* ..................... – (1,606,638) – (1,606,638)
Total Return Basket Swaps Contracts* ................ – (2,705,422) – (2,705,422)
Total Liabilities $ (234,601,427) $ (32,985,790) $ –
(a)
$ (267,587,217)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 20,170,889 $ – $ – $ 20,170,889
Short-Term Investments ........................... 394,902 – – 394,902
Total Assets $ 20,565,791 $ – $ – $ 20,565,791
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 3,356,954 $ – $ 3,356,954
Short-Term Investments ........................... 22,836,349 23,471,364 – 46,307,713
Forward Foreign Currency Exchange Contracts* ........ – 128 – 128
Total Return Basket Swaps Contracts* ................ – 123,908 – 123,908
Total Assets $ 22,836,349 $ 26,952,354 $ – $ 49,788,703
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ – $ (2,849,703) $ – $ (2,849,703)
Forward Foreign Currency Exchange Contracts* ........ – (20,564) – (20,564)
Total Return Basket Swaps Contracts* ................ – (568,600) – (568,600)
Total Liabilities $ – $ (3,438,867) $ – $ (3,438,867)

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
AQR GLOBAL MACRO FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 16,129,837 $ 7,802,786 $ – $ 23,932,623
Futures Contracts* ............................... 878,531 – – 878,531
Forward Foreign Currency Exchange Contracts* ........ – 871,503 – 871,503
Interest Rate Swap Contracts* ...................... – 816,316 – 816,316
Total Return Swaps Contracts* ...................... – 367,726 – 367,726
Total Assets $ 17,008,368 $ 9,858,331 $ – $ 26,866,699
LIABILITIES
Futures Contracts* ............................... $ (469,373) $ – $ – $ (469,373)
Forward Foreign Currency Exchange Contracts* ........ – (1,073,340) – (1,073,340)
Interest Rate Swap Contracts* ...................... – (867,571) – (867,571)
Total Return Swaps Contracts* ...................... – (135,765) – (135,765)
Total Liabilities $ (469,373) $ (2,076,676) $ – $ (2,546,049)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 129,012,285 $ 202,673,308 $ – $ 331,685,593
Futures Contracts* ............................... 3,795,419 – – 3,795,419
Forward Foreign Currency Exchange Contracts* ........ – 1,601,090 – 1,601,090
Total Return Basket Swaps Contracts* ................ – 758,134 – 758,134
Total Return Swaps Contracts* ...................... – 706,633 – 706,633
Total Assets $ 132,807,704 $ 205,739,165 $ – $ 338,546,869
LIABILITIES
Futures Contracts* ............................... $ (187,767) $ – $ – $ (187,767)
Forward Foreign Currency Exchange Contracts* ........ – (140,045) – (140,045)
Total Return Basket Swaps Contracts* ................ – (7,026,485) – (7,026,485)
Total Return Swaps Contracts* ...................... – (33,316) – (33,316)
Total Liabilities $ (187,767) $ (7,199,846) $ – $ (7,387,613)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 25,682,956 $ 12,665,395 $ – $ 38,348,351
Preferred Stocks
†
................................ 29,898 – – 29,898
Foreign Government Securities ..................... – 10,413,224 – 10,413,224
U.S. Treasury Obligations ......................... – 23,032,493 – 23,032,493
Short-Term Investments ........................... 27,797,176 50,806,067 – 78,603,243
Futures Contracts* ............................... 4,132,519 – – 4,132,519
Forward Foreign Currency Exchange Contracts* ........ – 1,807,176 – 1,807,176
Total Return Swaps Contracts* ...................... – 740,274 – 740,274
Total Assets $ 57,642,549 $ 99,464,629 $ – $ 157,107,178
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (5,700,760) $ (3,200,085) $ – $ (8,900,845)
Reverse Repurchase Agreements ................... – (10,428,841) – (10,428,841)
Futures Contracts* ............................... (1,320,587) – – (1,320,587)
Forward Foreign Currency Exchange Contracts* ........ – (1,780,557) – (1,780,557)
Total Return Swaps Contracts* ...................... – (129,436) – (129,436)
Total Liabilities $ (7,021,347) $ (15,538,919) $ – $ (22,560,266)

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 28,343,646 $ 19,339,523 $ – $ 47,683,169
Futures Contracts* ............................... 16,221,730 – – 16,221,730
Total Return Swaps Contracts* ...................... – 5,253,790 – 5,253,790
Total Assets $ 44,565,376 $ 24,593,313 $ – $ 69,158,689
LIABILITIES
Futures Contracts* ............................... $ (10,719,680) $ – $ – $ (10,719,680)
Total Return Swaps Contracts* ...................... – (3,621,230) – (3,621,230)
Total Liabilities $ (10,719,680) $ (3,621,230) $ – $ (14,340,910)
AQR RISK PARITY II MV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Foreign Government Securities ..................... $ – $ 12,076,514 $ – $ 12,076,514
U.S. Treasury Obligations ......................... – 24,363,158 – 24,363,158
Short-Term Investments ........................... 31,511,861 21,331,551 – 52,843,412
Futures Contracts* ............................... 2,771,072 – – 2,771,072
Forward Foreign Currency Exchange Contracts* ........ – 12,819 – 12,819
Total Return Swaps Contracts* ...................... – 936,686 – 936,686
Total Assets $ 34,282,933 $ 58,720,728 $ – $ 93,003,661
LIABILITIES
Futures Contracts* ............................... $ (478,509) $ – $ – $ (478,509)
Forward Foreign Currency Exchange Contracts* ........ – (309,499) – (309,499)
Total Return Swaps Contracts* ...................... – (72,689) – (72,689)
Total Liabilities $ (478,509) $ (382,188) $ – $ (860,697)
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 28,717,566 $ – $ 28,717,566
Short-Term Investments ........................... 248,936,461 316,862,502 – 565,798,963
Futures Contracts* ............................... 18,082,763 – – 18,082,763
Forward Foreign Currency Exchange Contracts* ........ – 21,279,488 – 21,279,488
Interest Rate Swap Contracts* ...................... – 6,898,921 – 6,898,921
Total Return Basket Swaps Contracts* ................ – 2,628,580 – 2,628,580
Total Return Swaps Contracts* ...................... – 12,874,296 – 12,874,296
Total Assets $ 267,019,224 $ 389,261,353 $ – $ 656,280,577
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (3,518,710) $ (28,324,014) $ (3) $ (31,842,727)
Futures Contracts* ............................... (15,537,204) – – (15,537,204)
Forward Foreign Currency Exchange Contracts* ........ – (19,716,735) – (19,716,735)
Interest Rate Swap Contracts* ...................... – (6,213,057) – (6,213,057)
Total Return Basket Swaps Contracts* ................ – (4,851,738) – (4,851,738)
Total Return Swaps Contracts* ...................... – (1,225,719) – (1,225,719)
Total Liabilities $ (19,055,914) $ (60,331,263) $ (3) $ (79,387,180)
*
Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and purchased options and written options are reported at market value. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
The following tables include a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
AQR DIVERSIFIED
ARBITRAGE FUND
COMMON
STOCKS
LOAN
PARTICIPATIONS/
CORPORATE
BONDS
CONVERTIBLE
BONDS
PREFERRED
STOCKS RIGHTS WARRANTS
SECURITIES
IN
LITIGATION
SHORT
COMMON
STOCKS
Balance as of December
31, 2019 .......... $ 6,583,920 $ 2,793,195 $ 12,219 $ 593,216 $ 191,830 $ 786,305 $ 225,010 $ –(a)
Accrued discounts/
(premiums) ........ – (1,615) – – – – – –
Realized gain/(loss) ... (23,111) (31,134,125) (565,632) – – – – –
Change in unrealized
appreciation/
(depreciation) ...... (104,120) 30,460,170 564,913 (50,061) 40,462 (419,115) (19,179) –
Purchases
1
.......... – 65,215 – – – – 110,610 –
Sales
2
.............. (4,784,662) (1,444,015) (11,500) – – – – –
Transfers into Level 3 .. – – – – – – – –
Transfers out of Level 3 . – – – – – (349,099) – –
Balance as of December
31, 2020 .......... $ 1,672,027 $ 738,825 $ – (a) $ 543,155 $ 232,292 $ 18,091 $ 316,441 $ –(a)
Change in Unrealized
appreciation/
(depreciation) for the
securities still held at
December 31, 2020 . $ 359,565 $ (498,391) $ – $ (50,061) $ 40,462 $ (949) $ (25,652) $ –
1
Purchases include all purchases of securities and securities received in corporate actions.
2
Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)
Security has zero value.

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the year ended December 31, 2020 for the AQR Diversified Arbitrage Fund:
Quantitative Information about Level 3 Fair Value Measurements*
AQR DIVERSIFIED ARBITRAGE FUND
* The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At December 31, 2020, the value of these securities for the AQR Diversified Arbitrage Fund was $613,300. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 5. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.
** Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
*** The weighted averages disclosed in the table above were weighted by relative fair value.
There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments of AQR
Alternative Risk Premia Fund and AQR Style Premia Alternative Fund which are considered quantitatively insignificant for additional disclosure.
INVESTMENT TYPE
TOTAL FAIR
VALUE VALUATION METHODOLOGY UNOBSERVABLE INPUT(S)
INPUT VALUE/
RANGE
WEIGHTED
AVERAGE***
Common Stocks $428,781 Enterprise Value Waterfall Analysis Discount for Lack of Marketability** 58.66% N/A
$1,243,246 Probability Weighted Expected
Return
Discount for Lack of Marketability** 30.00% N/A
Equity Cost of Capital 50.00% N/A
Legal Fees (% of potential proceeds) -11.86% N/A
Scenario Probability 10.00%-45.00% 33.33%
Term 2 years N/A
Corporate Bonds $144,130 Liquidation Analysis Discount for Lack of Marketability** 21.50% N/A
Discount Rate 16.68% N/A
Term 1 year N/A
Preferred Stocks $543,155 Enterprise Value Waterfall Analysis Dividend Rate 9.00% N/A
Equity Cost of Capital 15.88% N/A
Term 10 years N/A
Rights $232,292 Probability Weighted Expected
Return
Discount for Lack of Marketability** 15.10%-30.70% 21.25%
Equity Cost of Capital 20.00% N/A
Scenario Probability 0.00%-70.00% 43.73%
Weighted Average Cost of Capital 27.50% N/A
Securities in Litigation $315,927 Liquidation Analysis Discount for Lack of Marketability** 30.00% N/A
Discount Rate 5.17% N/A
Future Fundings as % of Expected
Proceeds 27.15% N/A
Term 1.25 years N/A

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
Federal Income Tax Matters
At December 31, 2020, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of passive foreign investment companies (“PFIC”), gain/(loss) recognition on constructive sales, investments in partnerships, convertible securities, contingent payment debt instruments (“CPDI”) and certain forward foreign currency, swap, option, and futures contracts.
As of December 31, 2020, the components of net assets (excluding paid-in capital) on a tax basis were as follows:
The differences between book basis and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including, mark to market on PFICs, mark to market on forward foreign currency exchange contracts, mark to market on regulated futures and options contracts, mark to market and income on certain swaps, certain late year loss deferrals, straddle loss deferrals, loss deferrals on unsettled short sales, gain/(loss) recognition on constructive sales, investments in partnerships, investments in inflation protected securities, deemed dividends from convertible securities, Cayman subsidiary taxable income, CPDI accrued income, capital loss carryforwards and finance charges on equity swaps.
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Alternative Risk Premia Fund .......................... $ 69,445,690 $ 53,616,196 $ (9,328,961) $ 44,287,235
AQR Diversified Arbitrage Fund ............................. 919,764,632 224,293,041 (126,000,409) 98,292,632
AQR Diversifying Strategies Fund ........................... 20,462,413 1,042,848 (939,470) 103,378
AQR Equity Market Neutral Fund ........................... 46,140,011 1,363,062 (1,070,136) 292,926
AQR Global Macro Fund .................................. 23,909,800 630,196 (252,151) 378,045
AQR Long-Short Equity Fund .............................. 330,915,511 11,009,515 (10,675,614) 333,901
AQR Multi-Asset Fund ................................... 122,516,041 16,751,749 (4,758,795) 11,992,954
AQR Risk-Balanced Commodities Strategy Fund ................ 49,066,329 7,136,217 (1,384,772) 5,751,445
AQR Risk Parity II MV Fund ............................... 87,803,333 5,345,083 (1,005,543) 4,339,540
AQR Style Premia Alternative Fund .......................... 566,408,366 28,526,630 (18,068,903) 10,457,727
FUND
CURRENT
DISTRIBUTABLE
ORDINARY
INCOME
CURRENT
DISTRIBUTABLE
LONG TERM
CAPITAL GAIN OR
TAX BASIS
CAPITAL LOSS
CARRYFORWARDS
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
POST
OCTOBER
CAPITAL OR
LATE YEAR
ORDINARY
LOSS
DEFERRALS
OTHER
TEMPORARY
DIFFERENCES
TOTAL
ACCUMULATED
EARNINGS
AQR Alternative Risk Premia Fund $ 1,668,789 $ (112,199,050) $ 44,284,497 $ (10,937,136) $ (1) $ (77,182,901)
AQR Diversified Arbitrage Fund .. — (245,135,844) 88,209,459 (28,261,371) 81,558 (185,106,198)
AQR Diversifying Strategies Fund — 371,926 103,378 — — 475,304
AQR Equity Market Neutral Fund — 754,008 292,851 (2,551,754) — (1,504,895)
AQR Global Macro Fund ....... 240,891 — 320,415 (62,240) 89,034 588,100
AQR Long-Short Equity Fund ... — (4,857,815) 333,901 (10,421,152) — (14,945,066)
AQR Multi-Asset Fund ........ — (789,015) 11,162,067 (3,259,693) (1,091,358) 6,022,001
AQR Risk-Balanced Commodities
Strategy Fund ............. — — 3,180,782 (1,203) (12,813,725) (9,634,146)
AQR Risk Parity II MV Fund .... — 2,855,721 3,375,988 (284,657) (1,005,797) 4,941,255
AQR Style Premia Alternative Fund — (470,963,651) 8,752,435 (35,479,603) 15,705,042 (481,985,777)

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
As of December 31, 2020, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the difference in tax treatment of certain non-deductible expenses, net operating losses, and income from investments in the Cayman subsidiary. The result of operations and net assets were not affected by the reclassifications.
The tax character of distributions paid during the fiscal year-ends December 31, 2020 and December 31, 2019 were as follows:
During the year ended December 31, 2020, the Funds utilized capital loss carryforwards in the amounts listed below:
As of December 31, 2020, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations:
FUND
TOTAL
DISTRIBUTABLE
EARNINGS (LOSS) PAID-IN CAPITAL
AQR Alternative Risk Premia Fund ................................................. $ 13,901 $ (13,901)
AQR Diversifying Strategies Fund .................................................. 4,721 (4,721)
AQR Equity Market Neutral Fund .................................................. 27,353,622 (27,353,622)
AQR Global Macro Fund ......................................................... 163,521 (163,521)
AQR Long-Short Equity Fund ..................................................... 152,369,385 (152,369,385)
AQR Multi-Asset Fund .......................................................... (492,044) 492,044
AQR Risk-Balanced Commodities Strategy Fund ....................................... (9,178,695) 9,178,695
AQR Risk Parity II MV Fund ...................................................... 2,369,176 (2,369,176)
AQR Style Premia Alternative Fund ................................................. 400,696,338 (400,696,338)
DECEMBER 31, 2020 DECEMBER 31, 2019
FUND
ORDINARY
INCOME
CAPITAL
GAINS
RETURN OF
CAPITAL
ORDINARY
INCOME
CAPITAL
GAINS
RETURN OF
CAPITAL
AQR Alternative Risk Premia Fund ........... $ 2,310,315 $ — $ — $ 2,000,121 $ — $ —
AQR Diversified Arbitrage Fund .............. 11,915,363 — 2,120,993 11,000,163 — —
AQR Diversifying Strategies Fund ............ 349,277 44,339 — — — —
AQR Equity Market Neutral Fund ............ — 6,547,985 — — 9,829,531 —
AQR Global Macro Fund ................... 221,255 — — 14,421 — —
AQR Long-Short Equity Fund ............... — 5,966,953 — — — —
AQR Multi-Asset Fund .................... 1,509,437 — — 8,800,021 — —
AQR Risk-Balanced Commodities Strategy Fund . — 51,552 — 13,379,807 — 4,864
AQR Risk Parity II MV Fund ................ 1,636,745 2,229,173 — 5,964,937 4,788,628 —
AQR Style Premia Alternative Fund ........... — — — 33,768,607 — 1,721
FUND SHORT-TERM LONG-TERM
AQR Alternative Risk Premia Fund ......................................................... $ – $ 3,925,946
AQR Diversified Arbitrage Fund ............................................................ 40,914,475 7,872,653
AQR Multi-Asset Fund .................................................................. 1,899,080 3,845,552
AQR Risk-Balanced Commodities Strategy Fund ............................................... 20,760 –
AQR Style Premia Alternative Fund ......................................................... 53,821,556 76,444,540
FUND SHORT-TERM LONG TERM
AQR Alternative Risk Premia Fund ................................................. $ 112,199,050 $ —
AQR Diversified Arbitrage Fund .................................................... 12,919,286 232,216,558
AQR Long-Short Equity Fund ..................................................... 4,857,815 —
AQR Multi-Asset Fund .......................................................... — 789,015
AQR Style Premia Alternative Fund ................................................. 470,963,651 —

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
Investment Transactions
During the year ended December 31, 2020, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
During the year ended December 31, 2020, the Funds had purchases and sales of long-term U.S. Government obligations as follows:
Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.
The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at December 31, 2020.
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Alternative Risk Premia Fund .......................... $ 152,625,019 $ 273,560,593 $ 190,903,383 $ 323,832,120
AQR Diversified Arbitrage Fund ............................. 1,976,082,953 1,919,293,711 900,657,691 875,247,134
AQR Diversifying Strategies Fund ........................... 22,373,208 2,299,355 — —
AQR Equity Market Neutral Fund ........................... 21,327,188 107,573,756 25,638,453 90,985,585
AQR Long-Short Equity Fund .............................. 102,676 847,752 — 2,938,385
AQR Multi-Asset Fund ................................... 94,760,694 136,999,135 24,796,736 34,291,684
AQR Risk Parity II MV Fund ............................... 35,716,144 50,709,358 — —
AQR Style Premia Alternative Fund .......................... 79,363,513 1,386,701,873 150,319,553 1,173,560,108
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Diversified Arbitrage Fund ............................. $ 49,792,166 $ 49,821,829 $ 484,166,581 $ 484,587,348
AQR Multi-Asset Fund ................................... 26,752,099 33,936,366 — —
AQR Risk Parity II MV Fund ............................... 22,744,155 35,453,251 — —
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
AQR GLOBAL
MACRO FUND
Equity Risk Exposure: 2,158,978 49,160,673 692,508 868,659
Unrealized Appreciation on Futures Contracts
*
.................. $ 489,703 $ – $ – $ 403,766
Swaps at Value (Assets)
**
................................. 1,080,160 8,055,706 123,908 250,570
Unrealized Depreciation on Futures Contracts
*
................. (585,167) (1,257,475) – (103,659)
Swaps at Value (Liabilities)
**
............................... (3,947) (39,847,492) (568,600) (110,663)
2,158,978 49,160,673 692,508 868,659
Foreign Exchange Rate Risk Exposure: 10,239,634 246,957 20,692 1,944,843
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 5,152,564 60,345 128 871,503
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (5,087,070) (186,612) (20,564) (1,073,340)
10,239,634 246,957 20,692 1,944,843
Interest Rate Risk Exposure: 634,275 60,625,838 – 1,757,864
Unrealized Appreciation on Futures Contracts
*
.................. 87,848 – – 37,953
Swaps at Value (Assets)
**
................................. – 60,566,997 – 816,316
Unrealized Depreciation on Futures Contracts
*
................. (546,427) (58,841) – (36,025)
Swaps at Value (Liabilities)
**
............................... – – – (867,571)
634,275 60,625,838 – 1,757,864
Credit Risk Exposure: – 1,606,637 – –
Swaps at Value (Liabilities)
**
............................... – (1,606,638) – –
– 1,606,637 – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
AQR GLOBAL
MACRO FUND
Commodity Risk Exposure: – – – 908,758
Unrealized Appreciation on Futures Contracts
*
.................. – – – 436,812
Swaps at Value (Assets)
**
................................. – – – 117,156
Unrealized Depreciation on Futures Contracts
*
................. – – – (329,689)
Swaps at Value (Liabilities)
**
............................... – – – (25,102)
– – – 908,758
Net Fair Value of Derivative Contracts: 33,619 24,283,408 (930,256) 186,190
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (554,043) (1,316,316) – 409,158
Swaps at Value
**
........................................ 1,076,213 27,168,573 (444,692) 180,706
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... 65,494 (126,267) (20,436) (201,837)
33,619 24,283,408 930,256 186,190
AQR LONG-
SHORT EQUITY
FUND
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
AQR RISK
PARITY II MV
FUND
Equity Risk Exposure: 12,507,754 1,038,314 – 921,773
Unrealized Appreciation on Futures Contracts
*
.................. $ 3,795,419 $ 883,201 $ – $ 686,239
Swaps at Value (Assets)
**
................................. 1,464,767 96,847 – 221,604
Unrealized Depreciation on Futures Contracts
*
................. (187,767) (58,268) – (13,930)
Swaps at Value (Liabilities)
**
............................... (7,059,801) – – –
12,507,754 1,038,314 – 921,773
Foreign Exchange Rate Risk Exposure: 1,741,135 3,587,733 – 322,318
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 1,601,090 1,807,176 – 12,819
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (140,045) (1,780,557) – (309,499)
1,741,135 3,587,733 – 322,318
Interest Rate Risk Exposure: – 297,927 – 126,415
Unrealized Appreciation on Futures Contracts
*
.................. – 258,538 – 101,561
Swaps at Value (Assets)
**
................................. – – – 131
Unrealized Depreciation on Futures Contracts
*
................. – (39,387) – (24,723)
– 297,927 – 126,415
Commodity Risk Exposure: – 4,986,575 35,816,432 3,210,769
Unrealized Appreciation on Futures Contracts
*
.................. – 2,990,780 16,221,730 1,983,272
Swaps at Value (Assets)
**
................................. – 643,427 5,253,790 714,951
Unrealized Depreciation on Futures Contracts
*
................. – (1,222,932) (10,719,680) (439,856)
Swaps at Value (Liabilities)
**
............................... – (129,436) (3,621,230) (72,689)
– 4,986,575 35,816,432 3,210,769
Net Fair Value of Derivative Contracts: (6,121,371) 3,449,389 7,134,610 2,563,200
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 3,607,652 2,811,932 5,502,050 2,292,563
Swaps at Value
**
........................................ (5,595,034) 610,838 1,632,560 863,997
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... 1,461,045 26,619 – (296,680)
6,121,371 3,449,389 7,134,610 2,563,200
AQR STYLE
PREMIA
ALTERNATIVE
FUND
Equity Risk Exposure: 28,892,234
Unrealized Appreciation on Futures Contracts
*
................................................................ $ 6,202,213
Swaps at Value (Assets)
**
............................................................................... 11,181,358
Unrealized Depreciation on Futures Contracts
*
............................................................... (5,431,205)
Swaps at Value (Liabilities)
**
............................................................................. (6,077,457)
28,892,234
Foreign Exchange Rate Risk Exposure: 40,996,223
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts .......................................... 21,279,488
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts ......................................... (19,716,735)
40,996,223
Interest Rate Risk Exposure: 15,968,718

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
AQR STYLE
PREMIA
ALTERNATIVE
FUND
Unrealized Appreciation on Futures Contracts
*
................................................................ 1,020,857
Swaps at Value (Assets)
**
............................................................................... 6,898,921
Unrealized Depreciation on Futures Contracts
*
............................................................... (1,835,886)
Swaps at Value (Liabilities)
**
............................................................................. (6,213,057)
15,968,718
Commodity Risk Exposure: 23,451,325
Unrealized Appreciation on Futures Contracts
*
................................................................ 10,859,693
Swaps at Value (Assets)
**
............................................................................... 4,321,518
Unrealized Depreciation on Futures Contracts
*
............................................................... (8,270,113)
23,451,325
Net Fair Value of Derivative Contracts: 14,219,596
Unrealized Appreciation (Depreciation) on Futures Contracts
*
.................................................... 2,545,559
Swaps at Value
**
...................................................................................... 10,111,283
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts .............................. 1,562,753
14,219,596
* Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
** Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities .

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the year ended December 31, 2020:
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
AQR GLOBAL
MACRO FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: (11,421,425) (54,050,609) (49,118,644) 184,991
Futures and Futures-Style Options Contracts ................... $ (976,675) $ (4,589,795) $ 856,696 $ (733,138)
Swap Contracts ........................................ (2,699,172) (49,460,814) (49,975,340) 918,129
Written Options ......................................... (7,745,578) – – –
(11,421,424.68) (54,050,609.12) (49,118,644.44) 184,990.96
Foreign Exchange Rate Risk Exposure: (4,858,298) (67,660) 412,464 137,746
Forward Foreign Currency Exchange Contracts ................. (4,858,298) (67,660) 412,464 137,746
(4,858,298) (67,660) 412,464 137,746
Interest Rate Risk Exposure: 141,464 57,439,767 – 39,418
Futures and Futures-Style Options Contracts ................... 941,211 (1,783,923) – (483,262)
Swap Contracts ........................................ (349,945) 59,223,690 – 522,681
Written Options ......................................... (449,802) – – –
141,463.96 57,439,766.77 – 39,418.28
Credit Risk Exposure: – 127,503 – –
Swap Contracts ........................................ – 127,503 – –
– 127,503.23 – –
Commodity Risk Exposure: – – – 115,067
Futures and Futures-Style Options Contracts ................... – – – (46,504)
Swap Contracts ........................................ – – – 161,571
– – – 115,067.3
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: 2,232,394 (14,962,229) 20,238,046 335,227
Futures and Futures-Style Options Contracts ................... 1,333,739 (837,855) – 347,966
Swap Contracts ........................................ 816,619 (14,124,374) 20,238,046 (12,740)
Written Options ......................................... 82,035 – – –
2,232,394 14,962,229 20,238,046 335,227
Foreign Exchange Rate Risk Exposure: 162,072 22,090 564,561 65,729
Forward Foreign Currency Exchange Contracts ................. 162,072 (22,090) 564,561 (65,729)
162,072 22,090 564,561 65,729
Interest Rate Risk Exposure: 110,143 59,721,454 – 343,468
Futures and Futures-Style Options Contracts ................... 783,921 (213,794) – 48,597
Swap Contracts ........................................ (673,778) 59,935,248 – (392,064)
110,143 59,721,454 – 343,468
Credit Risk Exposure: – 448,774 – –
Swap Contracts ........................................ – (448,775) – –
– 448,774 – –
Commodity Risk Exposure: – – – 315,545
Futures and Futures-Style Options Contracts ................... – – – 151,363
Swap Contracts ........................................ – – – 164,183
– – – 315,545
*
AQR LONG-
SHORT EQUITY
FUND
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
AQR RISK
PARITY II MV
FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: (253,029,642) (2,582,334) – (2,904,787)
Futures and Futures-Style Options Contracts ................... $ (2,736,076) $ (3,014,162) $ – $ (2,264,293)
Swap Contracts ........................................ (250,293,566) 431,828 – (640,496)
(253,029,641.73) (2,582,334.26) – (2,904,787.02)
Foreign Exchange Rate Risk Exposure: 2,074,350 (1,637,493) – 104,320
Forward Foreign Currency Exchange Contracts ................. 2,074,350 (1,637,493) – 104,320
2,074,350 (1,637,493) – 104,320
Interest Rate Risk Exposure: – 8,155,194 – 7,142,582
Futures and Futures-Style Options Contracts ................... – 8,161,335 – 7,107,766
Swap Contracts ........................................ – (6,141) – 34,816
– 8,155,193.56 – 7,142,582.45

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
*
AQR LONG-
SHORT EQUITY
FUND
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
AQR RISK
PARITY II MV
FUND
Commodity Risk Exposure: – (2,326,277) (9,542,044) (4,051,208)
Futures and Futures-Style Options Contracts ................... – (2,421,237) (5,668,025) (4,188,445)
Swap Contracts ........................................ – 94,960 (3,874,019) 137,237
– (2,326,276.83) (9,542,044.05) (4,051,208.12)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: 108,277,679 664,194 – 52,117
Futures and Futures-Style Options Contracts ................... (1,897,783) 586,269 – 14,723
Swap Contracts ........................................ 110,175,462 77,927 – 37,394
108,277,679 664,194 – 52,117
Foreign Exchange Rate Risk Exposure: 1,010,049 177,360 – 68,347
Forward Foreign Currency Exchange Contracts ................. (1,010,049) (177,360) – (68,347)
1,010,049 177,360 – 68,347
Interest Rate Risk Exposure: – 1,739,191 – 1,418,323
Futures and Futures-Style Options Contracts ................... – 1,742,963 – 1,408,500
Swap Contracts ........................................ – (3,772) – 9,823
– 1,739,191 – 1,418,323
Commodity Risk Exposure: – 1,165,918 8,276,356 938,572
Futures and Futures-Style Options Contracts ................... – 690,078 (5,749,028) 344,483
Swap Contracts ........................................ – 475,840 (2,527,328) 594,088
– 1,165,918 8,276,356 938,572
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: (436,962,874)
Futures and Futures-Style Options Contracts ................................................................. $ 2,072,468
Swap Contracts ...................................................................................... (439,035,342)
(436,962,873.58)
Foreign Exchange Rate Risk Exposure: (15,243,792)
Forward Foreign Currency Exchange Contracts ............................................................... (15,243,792)
(15,243,792)
Interest Rate Risk Exposure: (1,142,560)
Futures and Futures-Style Options Contracts ................................................................. 12,975,381
Swap Contracts ...................................................................................... (14,117,940)
(1,142,559.77)
Commodity Risk Exposure: (41,149,467)
Futures and Futures-Style Options Contracts ................................................................. (48,227,073)
Swap Contracts ...................................................................................... 7,077,606
(41,149,467)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: 118,963,117
Futures and Futures-Style Options Contracts ................................................................. 19,270,295
Swap Contracts ...................................................................................... 99,692,821
118,963,117
Foreign Exchange Rate Risk Exposure: 3,306,442
Forward Foreign Currency Exchange Contracts ............................................................... 3,306,442
3,306,442
Interest Rate Risk Exposure: 9,759,074
Futures and Futures-Style Options Contracts ................................................................. 16,407,103
Swap Contracts ...................................................................................... (6,648,030)
9,759,074
Commodity Risk Exposure: 11,640,346
Futures and Futures-Style Options Contracts ................................................................. 10,673,518
Swap Contracts ...................................................................................... 966,829
11,640,346

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
The following tables present the Funds’ gross OTC derivative, repurchase agreements and reverse repurchase agreements assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’
as of December 31, 2020:
AQR Alternative Risk Premia Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $3,994,413.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 393,662 $ (3,947) $ 389,715 $ – $ – $ 389,715
CITI ........... Forward Foreign
Currency Exchange
Contracts 2,576,353 (2,543,471) 32,882 – – 32,882
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,576,211 (2,543,599) 32,612
JPMC .......... Total Return Swap
Contracts 480,848 – 480,848
Total JPMC 3,057,059 (2,543,599) 513,460 – – 513,460
MLIN .......... Total Return Swap
Contracts 205,650 – 205,650 – – 205,650
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 6,232,724 (5,091,017) 1,141,707 – – 1,141,707
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 3,947 $ (3,947) $ – $ – $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 2,543,471 (2,543,471) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,543,599 (2,543,599) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 5,091,017 (5,091,017) – – – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
AQR Diversified Arbitrage Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $2,012,940 and total additional collateral pledged was $97,692,954.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 59,150 $ (59,150) $ – $ – $ – $ –
DTBK .......... Total Return Basket
Swap Contracts 7,660,704 – 7,660,704 – – 7,660,704
GSIN .......... Total Return Basket
Swap Contracts 23,808,585 (2,304,398) 21,504,187 – (21,504,187) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,195 (1,195) – – – –
MLIN .......... Total Return Basket
Swap Contracts 11,344 – 11,344 – – 11,344
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 31,540,978 (2,364,743) 29,176,235 – (21,504,187) 7,672,048
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Basket
Swap Contracts $ 33,421 $ – $ 33,421 $ – $ (33,421) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 114,573 (59,150) 55,423 – (55,423) –
GSIN .......... Total Return Basket
Swap Contracts 2,304,398 (2,304,398) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 72,039 (1,195) 70,844
JPMC .......... Total Return Basket
Swap Contracts 367,603 – 367,603
Total JPMC 439,642 (1,195) 438,447 – (438,447) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,892,034 (2,364,743) 527,291 – (527,291) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
AQR Equity Market Neutral Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $12,737,557.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 64 $ (64) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 64 (64) –
JPMC .......... Total Return Basket
Swap Contracts 16,314 (16,314) –
Total JPMC 16,378 (16,378) – – – –
MLIN .......... Total Return Basket
Swap Contracts 26,330 – 26,330 – – 26,330
MSIP .......... Total Return Basket
Swap Contracts 81,264 (81,264) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 124,036 (97,706) 26,330 – – 26,330
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 10,281 $ (64) $ 10,217 $ – $ (10,217) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 10,283 (64) 10,219
JPMC .......... Total Return Basket
Swap Contracts 163,203 (16,314) 146,889
Total JPMC 173,486 (16,378) 157,108 – (157,108) –
MSIP .......... Total Return Basket
Swap Contracts 405,397 (81,264) 324,133 (324,133) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 589,164 (97,706) 491,458 (324,133) (167,325) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
AQR Global Macro Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $1,343,822.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 435,767 $ (435,767) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 113,859 (1,848) 112,011 – – 112,011
JPMC .......... Forward Foreign
Currency Exchange
Contracts 435,736 (435,736) –
JPMC .......... Total Return Swap
Contracts 1,282 – 1,282
Total JPMC 437,018 (435,736) 1,282 – – 1,282
MLIN .......... Total Return Swap
Contracts 135,429 (108,815) 26,614 – – 26,614
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,122,073 (982,166) 139,907 – – 139,907
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 536,657 $ (435,767) $ 100,890 $ – $ (100,890) $ –
GSIN .......... Total Return Swap
Contracts 1,848 (1,848) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 536,683 (435,736) 100,947 – (100,947) –
MLIN .......... Total Return Swap
Contracts 108,815 (108,815) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,184,003 (982,166) 201,837 – (201,837) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
AQR Global Macro Offshore Fund Ltd.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 2,200 $ – $ 2,200 $ – $ – $ 2,200
GSIN .......... Total Return Swap
Contracts 84,824 (25,102) 59,722 – – 59,722
SOCG ......... Total Return Swap
Contracts 30,132 – 30,132 – – 30,132
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 117,156 (25,102) 92,054 – – 92,054
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
NET
AMOUNT
GSIN .......... Total Return Swap
Contracts $ 25,102 $ (25,102) $ – $ – $ – $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 25,102 (25,102) – – – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
AQR Long-Short Equity Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $39,502 and total additional collateral pledged was $99,048,555.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ......... Total Return Basket
Swap Contracts $ 470,853 $ – $ 470,853 $ – $ (430,018) $ 40,835
CITI ........... Forward Foreign
Currency Exchange
Contracts 800,568 (70,019) 730,549 – (730,549) –
DTBK .......... Total Return Basket
Swap Contracts 239,454 (239,454) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 800,522 (70,026) 730,496
JPMC .......... Total Return Swap
Contracts 706,633 (33,316) 673,317
JPMC .......... Total Return Basket
Swap Contracts 47,827 (47,827) –
Total JPMC 1,554,982 (151,169) 1,403,813 – – 1,403,813
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,065,857 (460,642) 2,605,215 – (1,160,567) 1,444,648
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 70,019 $ (70,019) $ – $ – $ – $ –
DTBK .......... Total Return Basket
Swap Contracts 2,259,495 (239,454) 2,020,041 – (2,020,041) –
GSIN .......... Total Return Basket
Swap Contracts 2,906,675 – 2,906,675 (2,906,675) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 70,026 (70,026) –
JPMC .......... Total Return Swap
Contracts 33,316 (33,316) –
JPMC .......... Total Return Basket
Swap Contracts 110,813 (47,827) 62,986
Total JPMC 214,155 (151,169) 62,986 – (62,986) –
MSIP .......... Total Return Basket
Swap Contracts 1,749,502 – 1,749,502 (1,749,502) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 7,199,846 (460,642) 6,739,204 (4,656,177) (2,083,027) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
AQR Multi-Asset Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged the counterparty. Total additional collateral pledged was $3,281,151.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 903,632 $ (890,781) $ 12,851 $ – $ – $ 12,851
JPMC .......... Forward Foreign
Currency Exchange
Contracts 903,544 (889,776) 13,768
JPMC .......... Total Return Swap
Contracts 39,832 – 39,832
Total JPMC 943,376 (889,776) 53,600 – – 53,600
JPMS .......... Repurchase
Agreements 181,600 (181,600) – – – –
MLIN .......... Total Return Swap
Contracts 57,015 – 57,015 – – 57,015
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,085,623 (1,962,157) 123,466 – – 123,466
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Reverse
Repurchase
Agreements $ 801,013 $ – $ 801,013 $ (801,013) $ – $ –
BNPP Reverse
Repurchase
Agreements 4,259,351 – 4,259,351 (4,259,351) – –
CITI ........... Forward Foreign
Currency Exchange
Contracts 890,781 (890,781) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 889,776 (889,776) – – – –
JPMS .......... Reverse
Repurchase
Agreements 3,041,261 (181,600) 2,859,661 (2,859,661) – –
MPFS .......... Reverse
Repurchase
Agreements 2,327,216 – 2,327,216 (2,327,216) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 12,209,398 (1,962,157) 10,247,241 (10,247,241) – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
AQR Multi-Asset Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $99,740.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 48,969 $ (14,754) $ 34,215 $ – $ – $ 34,215
GSIN .......... Total Return Swap
Contracts 410,668 (114,534) 296,134 – (62,891) 233,243
MLIN .......... Total Return Swap
Contracts 42,200 – 42,200 – – 42,200
SOCG ......... Total Return Swap
Contracts 141,590 (148) 141,442 – – 141,442
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 643,427 (129,436) 513,991 – (62,891) 451,100
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 14,754 $ (14,754) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 114,534 (114,534) – – – –
SOCG ......... Total Return Swap
Contracts 148 (148) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 129,436 (129,436) – – – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $647,596 and total additional collateral pledged was $64,672.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 551,926 $ (343,617) $ 208,309 $ – $ (200,142) $ 8,167
GSIN .......... Total Return Swap
Contracts 2,158,565 (1,399,759) 758,806 – (34,545) 724,261
MACQ ......... Total Return Swap
Contracts 319,186 (319,186) – – – –
SOCG ......... Total Return Swap
Contracts 2,224,113 (1,541,649) 682,464 – (682,464) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 5,253,790 (3,604,211) 1,649,579 – (917,151) 732,428
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 343,617 $ (343,617) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 1,399,759 (1,399,759) – – – –
MACQ ......... Total Return Swap
Contracts 336,205 (319,186) 17,019 – – 17,019
SOCG ......... Total Return Swap
Contracts 1,541,649 (1,541,649) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,621,230 (3,604,211) 17,019 – – 17,019

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
AQR Risk Parity II MV Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $8,091 and total additional collateral pledged was $979,155.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 131 $ – $ 131 $ – $ – $ 131
CITI ........... Forward Foreign
Currency Exchange
Contracts 12,819 (12,819) – – – –
GSIN .......... Total Return Swap
Contracts 119,695 – 119,695 – – 119,695
MLIN .......... Total Return Swap
Contracts 101,909 – 101,909 – (101,909) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 234,554 (12,819) 221,735 – (101,909) 119,826
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 171,853 $ (12,819) $ 159,034 $ – $ (159,034) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 137,646 – 137,646 – (137,646) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 309,499 (12,819) 296,680 – (296,680) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
AQR Risk Parity II MV Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $50,335 and total additional collateral pledged was $535,402.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 89,788 $ (20,685) $ 69,103 $ – $ (69,103) $ –
GSIN .......... Total Return Swap
Contracts 452,491 (51,856) 400,635 – (400,635) –
MACQ ......... Total Return Swap
Contracts 25,396 – 25,396 – – 25,396
SOCG ......... Total Return Swap
Contracts 147,276 (148) 147,128 – – 147,128
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 714,951 (72,689) 642,262 – (469,738) 172,524
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 20,685 $ (20,685) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 51,856 (51,856) – – – –
SOCG ......... Total Return Swap
Contracts 148 (148) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 72,689 (72,689) – – – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
AQR Style Premia Alternative Fund
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ......... Total Return Basket
Swap Contracts $ 1,346,596 $ – $ 1,346,596 $ – $ – $ 1,346,596
CITI ........... Forward Foreign
Currency Exchange
Contracts 10,640,040 (9,858,133) 781,907
CITI ........... Total Return Swap
Contracts 6,842,068 (775,217) 6,066,851
Total CITI 17,482,108 (10,633,350) 6,848,758 – (5,920,048) 928,710
GSIN .......... Total Return Swap
Contracts 942,096 (5,953) 936,143
GSIN .......... Total Return Basket
Swap Contracts 703,924 (703,924) –
Total GSIN 1,646,020 (709,877) 936,143 – – 936,143
JPMC .......... Forward Foreign
Currency Exchange
Contracts 10,639,448 (9,858,602) 780,846
JPMC .......... Total Return Swap
Contracts 67,231 (17,023) 50,208
JPMC .......... Total Return Basket
Swap Contracts 125,412 (125,412) –
Total JPMC 10,832,091 (10,001,037) 831,054 – – 831,054
MLIN .......... Total Return Swap
Contracts 701,383 (427,526) 273,857 – (150,000) 123,857
MSIP .......... Total Return Basket
Swap Contracts 452,648 (452,648) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 32,460,846 (22,224,438) 10,236,408 – (6,070,048) 4,166,360

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $159,014,254.
AQR Style Premia Alternative Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $1,335,865.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 9,858,133 $ (9,858,133) $ –
CITI ........... Total Return Swap
Contracts 775,217 (775,217) –
Total CITI 10,633,350 (10,633,350) – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 5,953 (5,953) –
GSIN .......... Total Return Basket
Swap Contracts 3,313,261 (703,924) 2,609,337
Total GSIN 3,319,214 (709,877) 2,609,337 (2,609,337) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 9,858,602 (9,858,602) –
JPMC .......... Total Return Swap
Contracts 17,023 (17,023) –
JPMC .......... Total Return Basket
Swap Contracts 417,977 (125,412) 292,565
Total JPMC 10,293,602 (10,001,037) 292,565 – (292,565) –
MLIN .......... Total Return Swap
Contracts 427,526 (427,526) – – – –
MSIP .......... Total Return Basket
Swap Contracts 1,120,500 (452,648) 667,852 (667,852) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 25,794,192 (22,224,438) 3,569,754 (3,277,189) (292,565) –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 4,321,518 $ – $ 4,321,518 $ – $ (4,010,354) $ 311,164
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 4,321,518 – 4,321,518 – (4,010,354) 311,164

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
For the year ended December 31, 2020, the quarterly average notional values of the derivatives held by the Funds were as follows:
Derivatives Volume Disclosure*
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
AQR GLOBAL
MACRO FUND
AQR LONG-
SHORT EQUITY
FUND
Futures Contracts:
Average Notional Balance - Long $ 338,570,074 $ – $ – $ 36,493,764 $ 270,839,306
Average Notional Balance - Short 186,288,120 73,600,441 3,469,095 42,928,744 –
Ending Notional Balance - Long 188,434,978 – – 38,557,728 169,123,642
Ending Notional Balance - Short 144,196,803 82,747,674 – 68,362,776 –
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased 314,467,137 7,189,311 8,557,981 48,419,385 139,031,007
Average Settlement Value - Sold 289,080,200 22,320,179 18,616,653 47,686,885 32,214,371
Ending Value - Purchased 225,591,924 8,887,850 240,111 48,759,603 72,160,430
Ending Value - Sold 209,877,603 18,045,228 810,886 39,787,174 8,727,869
Exchange-Traded Options:
Average Number of Contracts - Written 317 – – – –
Ending Number of Contracts - Written – – – – –
Credit Default Swaps:
Average Notional Balance - Buy Protection – 22,125,000 – – –
Average Notional Balance - Sell Protection – – – – –
Ending Notional Balance - Buy Protection – 16,950,000 – – –
Ending Notional Balance - Sell Protection – – – – –
Total Return Swaps:
Average Notional Balance - Long 28,167,013 – – 4,707,389 42,870,374
Average Notional Balance - Short 14,126,708 – – 3,883,048 –
Ending Notional Balance - Long 34,653,743 – – 7,910,217 26,202,466
Ending Notional Balance - Short 2,382,437 – – 4,132,159 –
Interest Rate-Related Swaps (Interest Rate
Swaps):
Average Notional Balance - Pays Fixed Rate – – – 191,412,539 –
Average Notional Balance - Receives Fixed Rate – – – 175,303,064 –
Ending Notional Balance - Pays Fixed Rate – – – 252,327,108 –
Ending Notional Balance - Receives Fixed Rate – – – 195,808,482 –
Total Return Basket Swaps:
Average Notional of Underlying Positions - Long – 435,109,391 261,344,460 – 1,239,109,781
Average Notional of Underlying Positions - Short – 169,799,399 264,109,321 – 1,216,827,531
Ending Notional Balance - Long – 631,337,093 104,096,679 – 861,441,487
Ending Notional Balance - Short – 289,911,159 110,575,503 – 894,796,225

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
*
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
AQR RISK
PARITY II MV
FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
Futures Contracts:
Average Notional Balance - Long $ 265,954,218 $ 345,695,131 $ 171,481,763 $ 8,250,282,062
Average Notional Balance - Short 25,864,996 197,898,300 6,590,972 6,780,372,578
Ending Notional Balance - Long 297,064,575 269,429,411 182,144,957 3,115,437,781
Ending Notional Balance - Short 22,944,478 189,375,746 5,792,674 4,713,331,898
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 99,203,767 – 3,886,936 1,509,074,820
Average Settlement Value - Sold 101,484,178 – 13,194,607 1,367,361,931
Ending Value - Purchased 85,493,755 – 462,479 919,194,437
Ending Value - Sold 73,601,954 – 13,117,747 772,345,668
Total Return Swaps:
Average Notional Balance - Long 6,619,413 72,230,963 10,028,400 395,687,320
Average Notional Balance - Short 2,697,204 34,766,507 1,685,388 275,827,066
Ending Notional Balance - Long 8,822,648 45,705,269 12,723,274 333,357,524
Ending Notional Balance - Short 1,811,960 38,304,679 1,094,810 64,366,954
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance - Pays Fixed Rate – – – 2,900,077,600
Average Notional Balance - Receives Fixed Rate – – – 2,835,746,896
Ending Notional Balance - Pays Fixed Rate – – – 1,849,265,567
Ending Notional Balance - Receives Fixed Rate – – – 1,735,066,517
Total Return Basket Swaps:
Average Notional of Underlying Positions - Long – – – 2,103,339,630
Average Notional of Underlying Positions - Short – – – 2,032,548,909
Ending Notional Balance - Long – – – 1,179,335,993
Ending Notional Balance - Short – – – 1,178,843,547
* Notional values as of each quarter end are used to calculate the average represented.

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to the Third Amended and Restated Investment Management Agreement,
dated January 29, 2017, as amended (the “Investment Management Agreement”), or the Investment Management Agreement II, dated November 13,
2015, as amended (“Investment Management Agreement II”), each entered into by the Trust, on behalf of the Funds (the Investment Management
Agreement and Investment Management Agreement II collectively referred to herein as the “Advisory Agreement”). Under the Advisory Agreement, the
Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each
Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Advisory Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through April 30, 2021 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser has
agreed to reimburse each Fund in an amount sufficient to limit Fund operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the fee expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.
FUND RATIO
AQR Alternative Risk Premia Fund ........................................................................ 1.20%
AQR Diversified Arbitrage Fund ........................................................................... 1.00
AQR Diversifying Strategies Fund ......................................................................... 0.00
AQR Equity Market Neutral Fund ......................................................................... 1.10
AQR Global Macro Fund ................................................................................ 1.00(a)
AQR Long-Short Equity Fund ............................................................................ 1.10
AQR Multi-Asset Fund ................................................................................. 0.60(b)
AQR Risk-Balanced Commodities Strategy Fund .............................................................. 0.80
AQR Risk Parity II MV Fund ............................................................................. 0.60(c)
AQR Style Premia Alternative Fund ........................................................................ 1.35
(a) Effective July 1, 2020, the AQR Global Macro Fund Advisory Fee was reduced from 1.25% to 1.00%.
(b) Prior to July 1, 2020, the AQR Multi-Asset Fund Advisory Fee was based on the following two tier structure. The first tier charged 0.75% on the first
$1 billion of net assets and the second tier charged 0.70% on net assets in excess of $1 billion. Effective July 1, 2020, the Advisory fee two tier structure was eliminated, and the Advisory fee was reduced from 0.75% to 0.60%.
(c) Prior to July 1, 2020, the AQR Risk Parity II MV Fund Advisory Fee was based on the following three tier structure. The first tier charged 0.75% of the first $1 billion of net assets; the second tier charged 0.725% on net assets in excess of the $1 billion, up to $3 billion; and the third tier charged
0.70% on net assets in excess of $3 billion. Effective July 1, 2020, the Advisory fee three tier structure was eliminated, and the Advisory fee was reduced from 0.75% to 0.60%.
FUND CLASS I CLASS N CLASS R6
AQR Alternative Risk Premia Fund .................................................... 0.20% 0.20% 0.10%
AQR Diversified Arbitrage Fund ....................................................... 0.20 0.20 0.10
AQR Diversifying Strategies Fund ..................................................... 0.20  0.20  0.10
AQR Equity Market Neutral Fund ..................................................... 0.20 0.20 0.10
AQR Global Macro Fund ............................................................ 0.20 0.20 0.10
AQR Long-Short Equity Fund ........................................................ 0.20 0.20 0.10
AQR Multi-Asset Fund ............................................................. 0.20 0.20 0.10
AQR Risk-Balanced Commodities Strategy Fund .......................................... 0.20 0.20 0.10
AQR Risk Parity II MV Fund ......................................................... 0.20 0.20 0.10
AQR Style Premia Alternative Fund .................................................... 0.15 0.15 0.05

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
For the year ended December 31, 2020, the amounts reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at December 31, 2020 are as follows:
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
DECEMBER 31 ,
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
DECEMBER 31 ,
POTENTIAL RECOUPMENT
AMOUNTS EXPIRING
DECEMBER 31 ,
2020 2020 20 21 20 22 20 23
AQR ALTERNATIVE RISK PREMIA FUND
Class I ........... $ 119,994 $ 336,066 $ 99,276 $ 116,796 $ 119,994
Class N ........... 10,423 20,180 4,004 5,753 10,423
Class R6 .......... 117,600 241,401 60,374 63,427 117,600
Totals $ 248,017 $ 597,647 $ 163,654 $ 185,976 $ 248,017
AQR DIVERSIFIED ARBITRAGE FUND
Class I ........... $ 248,995 $ 739,874 $ 165,779 $ 325,100 $ 248,995
Class N ........... 19,054 101,732 34,058 48,620 19,054
Class R6 .......... 61,318 80,859 5,976 13,565 61,318
Totals $ 329,367 $ 922,465 $ 205,813 $ 387,285 $ 329,367
AQR DIVERSIFYING STRATEGIES FUND
Class I ........... $ 93,193 $ 93,193 $ – $ – $ 93,193
Class N ........... 5,620 5,620 – – 5,620
Class R6 .......... 46,386 46,386 – – 46,386
Totals $ 145,199 $ 145,199 $ – $ – $ 145,199
AQR EQUITY MARKET NEUTRAL FUND
Class I ........... $ 122,329 $ 186,621 $ – $ 64,292 $ 122,329
Class N ........... 11,995 19,795 – 7,800 11,995
Class R6 .......... 37,566 50,421 – 12,855 37,566
Totals $ 171,890 $ 256,837 $ – $ 84,947 $ 171,890
AQR GLOBAL MACRO FUND
Class I ........... $ 106,111 $ 312,626 $ 81,977 $ 124,538 $ 106,111
Class N ........... 8,498 59,748 35,758 15,492 8,498
Class R6 .......... 113,912 279,641 81,418 84,311 113,912
Totals $ 228,521 $ 652,015 $ 199,153 $ 224,341 $ 228,521
AQR LONG-SHORT EQUITY FUND
Class I ........... $ 75,166 $ 75,166 $ – $ – $ 75,166
Class N ........... 1,679 1,679 – – 1,679
Class R6 .......... 9,376 9,376 – – 9,376
Totals $ 86,221 $ 86,221 $ – $ – $ 86,221
AQR MULTI-ASSET FUND
Class I ........... $ 185,398 $ 455,024 $ 38,484 $ 231,142 $ 185,398
Class N ........... 10,646 28,882 1,924 16,312 10,646
Class R6 .......... 12,377 22,471 3,916 6,178 12,377
Totals $ 208,421 $ 506,377 $ 44,324 $ 253,632 $ 208,421
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Class I ........... $ 34,925 $ 134,825 $ 25,631 $ 74,269 $ 34,925
Class N ........... 20,019 34,833 4,454 10,360 20,019
Class R6 .......... 104,625 234,196 36,944 92,627 104,625
Totals $ 159,569 $ 403,854 $ 67,029 $ 177,256 $ 159,569
AQR RISK PARITY II MV FUND
Class I ........... $ 174,137 $ 505,806 $ 150,622 $ 181,047 $ 174,137
Class N ........... 2,835 12,819 5,451 4,533 2,835
Class R6 .......... 1,104 3,802 1,438 1,260 1,104
Totals $ 178,076 $ 522,427 $ 157,511 $ 186,840 $ 178,076
AQR STYLE PREMIA ALTERNATIVE FUND
Class I ........... $ 288,290 $ 971,967 $ 220,497 $ 463,180 $ 288,290
Class N ........... 11,441 42,501 10,318 20,742 11,441
Class R6 .......... 417,046 965,829 146,500 402,283 417,046
Totals $ 716,777 $ 1,980,297 $ 377,315 $ 886,205 $ 716,777

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
During the year ended December 31, 2020, the Funds recouped amounts as follows:
Pursuant to the Sub-Advisory Agreements between the Sub-Adviser, the Adviser and the Trust, the Adviser will pay the Sub-Adviser an annual fee, payable monthly, at the annual rate of 0.50% of the average daily net assets for the AQR Diversified Arbitrage Fund.
During the year, the Adviser made a payment to the AQR Diversified Arbitrage Fund of $111,243 relating to a trading error. The impact to the Fund’s total return as a result of the trading error was immaterial. The amount has been included in Net realized gain (loss) from investments in securities in the
Statements of Operations.
Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The
Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.
Principal Risks and Concentrations
With the exception of AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Equity Market Neutral
Fund, and AQR Long- Short Equity Fund, the Funds are non-diversified. Because the Funds may invest in securities of a smaller number of issuers, the
Funds may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Funds’ performance.
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.
Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments
(extension risk). Inflation-indexed bonds are subject to certain risks, including that their value will typically fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
FUND CLASS I CLASS N CLASS R6
AQR Alternative Risk Premia Fund .......................................... $ 7,049 $ – $ –
AQR Diversified Arbitrage Fund ............................................. – 2,597 –
AQR Equity Market Neutral Fund ........................................... 18,528 – –
AQR Risk-Balanced Commodities Strategy Fund ................................ 659 – –
AQR Style Premia Alternative Fund .......................................... 47,843 1,639 5,978

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Funds'
performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the
Funds.
Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures;
and higher transaction costs. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the
Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and
non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Such events include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the
Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the
Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
In regards to the AQR Diversifying Strategies Fund, due to the Fund's strategy of investing in affiliated funds, shareholders bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such Affiliated Funds. An investor holding the affiliated investment funds directly and in the same proportions as the Fund would incur lower overall expenses but would not receive the benefits of the active allocation of investments among the affiliated investment funds associated with an investment in the Fund. The Adviser receives management fees from each of the affiliated investment funds. If the Adviser were to invest in unaffiliated funds, however, the Adviser would not receive direct or indirect management fees on the Fund assets invested in those unaffiliated funds. There is a risk that the affiliated investment funds in which the Fund invests will have higher expense ratios and/or under-perform unaffiliated funds with comparable investment strategies.
Additionally, investments in the AQR Diversifying Strategies Fund are subject to risks related to the Adviser's allocation choices. The selection of the affiliated investment funds and the allocation of the Fund's assets to the affiliated investment funds could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The Fund could miss attractive investment opportunities by under-weighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant declines. As with other investments, investments in other investment companies, such as the affiliated investment funds and money market mutual funds, are subject to market and manager risk. Since the AQR Diversifying Strategies Fund's investments consist primarily of affiliated funds, the Fund's risks are directly related to the risks of the affiliated investment funds. For this reason, it is important to understand the risks associated with investing in the affiliated investment funds.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending
Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense earned, as a result of lending under this agreement is included in Interfund lending income in the Statements of Operations.

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
During the reporting period, average loans made to another Fund under the Interfund Lending Program were as follows:
There were no open borrowings as of December 31, 2020 by any of the Funds in the Trust.
Line of Credit
Effective March 20, 2020 and terminating on March 19, 2021, all funds within the Trust, with the exception of the AQR Diversifying Strategies
Fund, renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent.
Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a
Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. Interest expense paid, as a result of borrowing under this agreement is included in Interest expense in the
Statements of Operations.
There were no open borrowings as of December 31, 2020 by any of the Funds in the Trust. The Funds did not have any borrowings for the year ended
December 31, 2020.
Principal Ownership
As of December 31, 2020, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the
Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
New Accounting Pronouncements and Regulations
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform
(Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting” in response to concerns about structural risks of interbank offered rates, such as LIBOR. ASU 2020-04 provides optional temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting for certain types of contract modifications, hedging relationships and other transactions that contain LIBOR and/or any other reference rate that is expected to be discontinued. ASU 2020-04 is elective and is effective for certain reference rate-
related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
FUND
AVERAGE
LOANS
WEIGHTED
AVERAGE
INTEREST
RATE
INTEREST
RECEIVED
AQR Long-Short Equity Fund .......................................... $ 600,000 2.27% $ 114
AQR Style Premia Alternative Fund ...................................... 3,710,512 0.93 4,126
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
AQR Alternative Risk Premia Fund .......................................... 5 95.25%
AQR Diversified Arbitrage Fund ............................................. 4 82.02%
AQR Diversifying Strategies Fund* .......................................... 4 90.57%
AQR Equity Market Neutral Fund* ........................................... 6 73.26%
AQR Global Macro Fund* ................................................. 5 82.24%
AQR Long-Short Equity Fund .............................................. 4 80.82%
AQR Multi-Asset Fund ................................................... 5 80.69%
AQR Risk-Balanced Commodities Strategy Fund ................................ 4 88.93%
AQR Risk Parity II MV Fund ............................................... 1 86.45%
AQR Style Premia Alternative Fund .......................................... 3 84.85%
*
The percentage held by the Adviser and/or affiliates is 20.46%, 5.24% and 56.15% respectively.

Notes to Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.

Report of Independent Registered Public Accounting Firm
AQR Funds | Annual Report | December 2020
To the Board of Trustees of AQR Funds and Shareholders of AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Diversifying
Strategies Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Multi-Asset Fund, AQR Risk-Balanced
Commodities Strategy Fund, AQR Risk Parity II MV Fund, and AQR Style Premia Alternative Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting AQR Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2020, the related statements of operations, of changes in net assets, and of cash flows for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations, the changes in each of their net assets and each of their cash flows for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
December 31, 2020 by correspondence with the custodians, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2021
We have served as the auditor of one or more investment companies in AQR Funds since 2008.
AQR Alternative Risk Premia Fund (1) AQR Long-Short Equity Fund (2)
AQR Diversified Arbitrage Fund (1) AQR Multi-Asset Fund (1)
AQR Diversifying Strategies Fund (3) AQR Risk-Balanced Commodities Strategy Fund (2)
AQR Equity Market Neutral Fund (1) AQR Risk Parity II MV Fund (2)
AQR Global Macro Fund (2) AQR Style Premia Alternative Fund (2)
(1) Statement of operations and statement of cash flows for the year ended December 31, 2020 and statements of changes in net assets for the years ended December 31, 2020 and 2019.
(2) Statement of operations for the year ended December 31, 2020 and statements of changes in net assets for the years ended
December 31, 2020 and 2019.
(3) Statement of operations and statement of changes in net assets for the period June 8, 2020 (commencement of operations) through
December 31, 2020.

Other Federal Tax Information (Unaudited)
AQR Funds | Annual Report | December 2020
For the fiscal year ended December 31, 2020, the Funds designate the following percentages of ordinary income dividends, or maximum amount allowable, as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief Reconciliation Act of 2003:
For the fiscal year ended December 31, 2020, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum allowable under Section 852 of the Internal Revenue Code, as long term capital gain dividends paid during the fiscal year ended December 31, 2020:
Other Tax Matters
On December 22, 2020, the AQR Diversified Arbitrage Fund paid a distribution to shareholders in the aggregate amount of $14,036,356. It has been subsequently determined that $2,120,993 (15.1%) is estimated to be a return of capital and, accordingly, this updated information is being provided pursuant to Rule 19a-1(e) under the 1940 Act. Such source designation and amount are for financial accounting purposes and do not reflect the tax character of the distribution; they are estimates only and are not being provided for tax reporting purposes.
FUND PERCENTAGE
AQR Alternative Risk Premia Fund ........................................................................ 100.00%
AQR Diversified Arbitrage Fund ........................................................................... 8.48%
AQR Diversifying Strategies Fund ......................................................................... 16.87%
AQR Multi-Asset Fund ................................................................................. 64.53%
FUND PERCENTAGE
AQR Alternative Risk Premia Fund ........................................................................ 68.06%
AQR Diversified Arbitrage Fund ........................................................................... 9.40%
AQR Diversifying Strategies Fund ......................................................................... 9.83%
AQR Multi-Asset Fund ................................................................................. 34.53%
FUND TOTAL
AQR Diversifying Strategies Fund ......................................................................... $ 52,892
AQR Equity Market Neutral Fund ......................................................................... 6,547,986
AQR Long-Short Equity Fund ............................................................................ 5,966,953
AQR Risk-Balanced Commodities Strategy Fund .............................................................. 51,552
AQR Risk Parity II MV Fund ............................................................................. 2,229,173

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | December 2020
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 12/31/2020” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  12/31/20
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        12/31/20
AQR Alternative Risk Premia Fund
Class I
Actual Return $1,000.00 $939.50 2.97% $14.48
Hypothetical Return $1,000.00 $1,010.21 2.97% $15.01
Class N
Actual Return $1,000.00 $939.30 3.22% $15.70
Hypothetical Return $1,000.00 $1,008.95 3.22% $16.26
Class R6
Actual Return $1,000.00 $941.00 2.93% $14.30
Hypothetical Return $1,000.00 $1,010.41 2.93% $14.81
AQR Diversified Arbitrage Fund
Class I
Actual Return $1,000.00 $1,220.60 1.97% $11.00
Hypothetical Return $1,000.00 $1,015.23 1.97% $9.98
Class N
Actual Return $1,000.00 $1,219.50 2.18% $12.16
Hypothetical Return $1,000.00 $1,014.18 2.18% $11.04
Class R6
Actual Return $1,000.00 $1,220.70 1.91% $10.66
Hypothetical Return $1,000.00 $1,015.53 1.91% $9.68
AQR Diversifying Strategies Fund
Class I
Actual Return $1,000.00 $1,051.80 0.20% $1.03
Hypothetical Return $1,000.00 $1,024.13 0.20% $1.02
Class N
Actual Return $1,000.00 $1,050.80 0.45% $2.32
Hypothetical Return $1,000.00 $1,022.87 0.45% $2.29
Class R6
Actual Return $1,000.00 $1,052.30 0.10% $0.52
Hypothetical Return $1,000.00 $1,024.63 0.10% $0.51

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | December 2020
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  12/31/20
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        12/31/20
AQR Equity Market Neutral Fund
Class I
Actual Return $1,000.00 $915.20 1.32% $6.35
Hypothetical Return $1,000.00 $1,018.50 1.32% $6.70
Class N
Actual Return $1,000.00 $914.30 1.73% $8.32
Hypothetical Return $1,000.00 $1,016.44 1.73% $8.77
Class R6
Actual Return $1,000.00 $913.90 1.38% $6.64
Hypothetical Return $1,000.00 $1,018.20 1.38% $7.00
AQR Global Macro Fund
Class I
Actual Return $1,000.00 $1,049.20 1.20% $6.18
Hypothetical Return $1,000.00 $1,019.10 1.20% $6.09
Class N
Actual Return $1,000.00 $1,047.70 1.45% $7.46
Hypothetical Return $1,000.00 $1,017.85 1.45% $7.35
Class R6
Actual Return $1,000.00 $1,049.10 1.10% $5.67
Hypothetical Return $1,000.00 $1,019.61 1.10% $5.58
AQR Long-Short Equity Fund
Class I
Actual Return $1,000.00 $1,020.10 1.30% $6.60
Hypothetical Return $1,000.00 $1,018.60 1.30% $6.60
Class N
Actual Return $1,000.00 $1,019.30 1.56% $7.92
Hypothetical Return $1,000.00 $1,017.29 1.56% $7.91
Class R6
Actual Return $1,000.00 $1,022.20 1.21% $6.15
Hypothetical Return $1,000.00 $1,019.05 1.21% $6.14
AQR Multi-Asset Fund
Class I
Actual Return $1,000.00 $1,108.20 0.90% $4.77
Hypothetical Return $1,000.00 $1,020.61 0.90% $4.57
Class N
Actual Return $1,000.00 $1,106.80 1.12% $5.93
Hypothetical Return $1,000.00 $1,019.51 1.12% $5.69
Class R6
Actual Return $1,000.00 $1,109.40 0.84% $4.45
Hypothetical Return $1,000.00 $1,020.91 0.84% $4.27
AQR Risk-Balanced Commodities Strategy Fund
Class I
Actual Return $1,000.00 $1,363.10 1.01% $6.00
Hypothetical Return $1,000.00 $1,020.06 1.01% $5.13
Class N
Actual Return $1,000.00 $1,362.20 1.26% $7.48
Hypothetical Return $1,000.00 $1,018.80 1.26% $6.39
Class R6
Actual Return $1,000.00 $1,361.70 0.91% $5.40
Hypothetical Return $1,000.00 $1,020.56 0.91% $4.62

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | December 2020
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  12/31/20
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        12/31/20
AQR Risk Parity II MV Fund
Class I
Actual Return $1,000.00 $1,111.80 0.80% $4.25
Hypothetical Return $1,000.00 $1,021.11 0.80% $4.06
Class N
Actual Return $1,000.00 $1,110.30 1.05% $5.57
Hypothetical Return $1,000.00 $1,019.86 1.05% $5.33
Class R6
Actual Return $1,000.00 $1,111.60 0.70% $3.72
Hypothetical Return $1,000.00 $1,021.62 0.70% $3.56
AQR Style Premia Alternative Fund
Class I
Actual Return $1,000.00 $968.00 1.50% $7.42
Hypothetical Return $1,000.00 $1,017.60 1.50% $7.61
Class N
Actual Return $1,000.00 $967.80 1.77% $8.76
Hypothetical Return $1,000.00 $1,016.24 1.77% $8.97
Class R6
Actual Return $1,000.00 $968.10 1.47% $7.27
Hypothetical Return $1,000.00 $1,017.75 1.47% $7.46
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366 (to reflect the one-half year period unless stated otherwise).

Trustees and Officers (Unaudited)
AQR Funds | Annual Report | December 2020
December 31, 2020
The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees consists of six individuals
(each, a “Trustee”), five of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Disinterested Trustees”). The Trustees are
responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the
1940 Act. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the
Trust’s agreements with its investment advisers, investment sub-advisers, administrator, custodian and transfer agent. The management of each Fund’s day-to-day operations is delegated to its officers, the Adviser and the Funds' administrator, subject always to the investment objectives and policies of each of the Funds and to general supervision of the Board of Trustees. The Disinterested Trustees have retained independent legal counsel to assist them in connection with their duties.
Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is Two Greenwich
Plaza, Greenwich CT 06830.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENT OR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Disinterested Trustees
2
Brian Posner, M.B.A., 1961 Chairman of the Board,
since 2020; Trustee,
since 2011
President, Point Rider Group LLC (since
2008) (consulting)
42 Biogen Inc. (since 2008);
Arch Capital Group
(since 2010); Bioverativ
Inc. (2017-2018)
L. Joe Moravy, M.B.A., CPA, 1950 Trustee, since 2008 Independent Consultant (retired) (2014-
2020)
42 Nuveen Exchange
Traded Commodities
Funds (2012-2016)
William L. Atwell, M.B.A., 1950 Trustee, since 2011 Consultant, Atwell Partners, LLC (retired)
(2012-2019) (consulting)
42 Webster Financial
Corporation (since 2014);
Blucora, Inc. (2017-2019)
Gregg D. Behrens, M.M., 1952 Trustee, since 2011 Retired from Northern Trust Company
(since 2009) (banking)
42 Kiwi Wealth (since 2020)
Mark A. Zurack,
M.B.A., CFA, 1957
Trustee, since 2014 Professor, Columbia Business School
(since 2002)
42 Exchange Traded
Concepts Trust (since
2011)
Interested Trustees
3
David Kabiller, CFA, 1963 Trustee, since 2010 Founding Principal, AQR Capital
Management, LLC (since 1998)
42 None
Officers
Ted Pyne, M.B.A., Ph.D., 1966 Chief Executive Officer
and President, since
2020
Principal, AQR Capital Management, LLC
(since 2016)
N/A N/A
H.J. Willcox, J.D.,
1966
Chief Compliance
Officer, since 2013;
Anti-Money Laundering
Officer, since 2017
Principal, Chief Legal Officer and Global
Head of Compliance, AQR Capital
Management, LLC (since 2013)
N/A N/A
Bradley Asness, J.D., M.B.A.,
1969
Vice President,
since 2009
Principal and Co-Chief Operating Officer,
AQR Capital Management, LLC (since
1998)
N/A N/A
Patrick Ryan, CPA
1965
Assistant Treasurer,
since 2020
Principal, AQR Capital Management, LLC
(since 2012)
N/A N/A
Heather Bonner, CPA,
1977
Chief Financial Officer,
since 2014; Treasurer,
since 2018
Managing Director, AQR Capital
Management, LLC (since 2013)
N/A N/A
Nicole DonVito, J.D.,
1979
Chief Legal Officer, since
2014; Vice President,
since 2009
Managing Director, Senior Counsel &
Head of Registered Products, AQR Capital
Management, LLC (since 2007)
N/A N/A
John Hadermayer, J.D., 1977 Secretary, since 2018 Vice President, AQR Capital Management,
LLC (since 2013)
N/A N/A

Trustees and Officers (Unaudited)
AQR Funds | Annual Report | December 2020
December 31, 2020
_________
Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of
Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 75.
A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller is an
interested person of the Trust because of his position with the Adviser.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENT OR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Matthew Plastina, 1970 Assistant Treasurer,
since 2020
Vice President, AQR Capital Management,
LLC (since 2018); Executive Director, JP
Morgan Investment Management (2010-
2018)
N/A N/A

Investment Adviser
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
Sub-Adviser
CNH Partners, LLC
Two Greenwich Plaza, 3rd Floor
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Effective January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the Funds no longer mail paper copies of the Funds' annual and semi-annual shareholder reports, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website (https://funds.aqr.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you purchased your Fund shares through the Funds' transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688.
You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary or the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you purchased your Fund shares through the Funds' transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688. Your election to receive reports in paper will apply to all
AQR Funds held with the fund complex if you purchased your Fund shares through the Funds' transfer agent ALPS Fund Services, Inc., or all
AQR Funds held in your account if you invest through a financial intermediary.
Annual Report
December 31, 2020
AQR Managed Futures Strategy Fund
AQR Managed Futures Strategy HV Fund

Table of Contents
Shareholder Letters (Unaudited)
AQR Managed Futures Strategy Fund
................................................................
2
AQR Managed Futures Strategy HV Fund
.............................................................
5
Consolidated Schedule of Investments
AQR Managed Futures Strategy Fund
................................................................
8
AQR Managed Futures Strategy HV Fund
.............................................................
23
Consolidated Financial Statements and Notes
..............................................................
37
Report of Independent Registered Public Accounting Firm
.....................................................
63
Fund Expense Examples (Unaudited)
....................................................................
64
Trustees and Officers (Unaudited)
......................................................................
65

Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
2
AQR Funds | Annual Report | December 2020
Dear Shareholder:
The AQR Managed Futures Strategy Fund (“the Fund”) actively invests in futures, futures-related instruments, forward contracts and swaps, both long and short across global equity, fixed income, commodity and currency markets. The Fund uses both short-term and long-term trend-following signals to attempt to profit from trends that occur. Trend following aims to go long markets that are rising in price and short markets that are falling in price.
In addition to trend-following signals, the Fund incorporates signals that seek to identify over-extended trends and reduces risk to them when the chance of a reversal is perceived as higher than normal, since market reversals can generally cause losses for trend-following strategies.
We expect that the correlation of this strategy to equity markets will average close to zero over a full economic cycle. That said, the strategy is expected to exhibit a positive beta when equity markets have been rising and a negative beta when they have been falling.
The strategy’s average annualized volatility target is 10%, which we allow to vary based on the conditional attractiveness of trends in the markets we trade. The Fund entered the year targeting 8.3% volatility and ended the year with a volatility target of 9.9%.
The Fund concluded 2020 with an approximately neutral overall return and negative equity market correlation over the full year. The Fund’s Class I shares returned -0.41%, net of fees, versus a 0.67% return for its benchmark, the ICE Bank of America Merrill Lynch 3-Month Treasury Bill Index. By asset class, gross of fees, equities detracted -3.11%, fixed income contributed 4.78%, currencies detracted -6.19%, and commodities contributed 5.39%.
The Fund displayed meaningfully diversifying returns relative to traditional markets such as equities during
2020. Coming into the year, the combination of a Phase 1 U.S.-China trade deal and accommodative policies from the Federal Reserve and European Central Bank created a conducive environment for trends associated with improving global growth. The Fund entered the year net long equities, energies and emerging market currencies, and net short fixed income, resulting from prevailing pro-growth market trends in late-2019.
This soon changed as news of the coronavirus outbreak in Wuhan supported reversals in energies, fixed income and the U.S. dollar as early as January, causing Fund positioning to react and align to these new market directions. Equity markets displayed resilience and continued to rally through mid-February as containment efforts in China appeared to be working and the U.S. earnings season was better than expected. However, the virus spread to Europe and North America and equity markets abruptly sold off in late-February on expectations of reduced global economic activity, causing losses for the Fund in equities and positioning to turn net neutral by early March.
In March, the outbreak was declared a pandemic and governments announced historic interventions which, in turn, led to major disruptions in the global flow of people, goods, services and capital. A full-fledged global economic and market crisis ensued with equities and oil markets collapsing, while the U.S. dollar surged.
With Fund positioning already aligned to the new reality, March was the Fund’s strongest performance month in 2020, generating gains of 5.41%. This positive outcome during the worst of the crisis underscores the unique benefits the Fund can provide to a broader portfolio.
Thereafter, markets exhibited several reversals causing the Fund to give back its gains. Equity markets broadly reversed and recovered in response to the significant stimulus efforts and stabilization of the statistics surrounding the virus itself. With expectations of key economic variables such as earnings and growth severely depressed, better-than-expected data also supported meaningful market rallies and appetite for risk. Towards the end of the third quarter, risk appetite briefly reversed again as second waves of the virus rose in Europe, causing bearish European equity market trends to strengthen. These changes in risk sentiment significantly impacted currency markets, with the U.S. dollar exhibiting successive reversals and currencies causing most of the Fund’s losses over the second and third quarter periods.
The fourth quarter displayed contrasting dynamics, beginning with worsening virus statistics and governments planning for renewed national lockdowns, particularly in Europe. As risk sentiment deteriorated in October, the Fund again showed its diversifying benefits and delivered a positive return as European equities and energies sold off. However, these trends sharply reversed as the news of a vaccine prompted stellar rallies and significant outperformance of European equities. The Fund faced initial losses due to these reversals, but then increased its equity and energy exposures, benefiting from the continued upswing in risk sentiment in December and leading to an overall positive result in the fourth quarter.
Cliff Asness
Managing &
Founding Principal
John Liew
Founding Principal
Ari Levine
Principal
Yao Hua Ooi
Principal

3
Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
AQR Funds | Annual Report | December 2020
In 2020, the Fund underperformed the industry as gauged by the SG Trend Index, with performance differences within expected dispersion. Relative underperformance was concentrated in the second half of the year and demonstrated a relationship to the broader recovery in equity markets. The Fund likely had less equity market beta in that period as it emphasized certain trends with negative correlation to equity markets, such long exposure to the U.S. dollar relative to several other currencies and net short
European equity exposure. As such, the Fund likely underperformed because it maintained a more defensive posture and offered better diversification benefits relative to the SG Trend Index. Diversification does not eliminate the risk of experiencing investment loss.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December
31, 2020, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.23%, 1.51% and 1.16%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2020
AQR MANAGED FUTURES STRATEGY FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AQMIX -0.41%* -2.57% -3.46% -0.10% 0.39% 1/5/2010
Fund - Class N: AQMNX -0.60% -2.83% -3.71% -0.37% 0.12% 1/5/2010
Fund - Class R6: AQMRX -0.30% -2.50% -3.39% N/A -0.46% 9/2/2014
ICE BofA Merrill Lynch US 3-Month Treasury Bill Index 0.67% 1.61% 1.20% 0.64% 0.59% 1/5/2010
* Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/2020 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

4
Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
AQR Funds | Annual Report | December 2020
AQR MANAGED FUTURES STRATEGY FUND VS. ICE BofA MERRILL LYNCH US 3-MONTH TREASURY BILL
INDEX VALUE OF $10,000 INVESTED ON 12/31/2010
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

5
Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
AQR Funds | Annual Report | December 2020
Dear Shareholder:
The AQR Managed Futures Strategy HV Fund (“the Fund”) actively invests in futures, futures-related instruments, forward contracts and swaps, both long and short across global equity, fixed income, commodity and currency markets. The Fund uses both short-term and long-term trend-following signals to attempt to profit from trends that occur. Trend following aims to go long markets that are rising in price and short markets that are falling in price.
In addition to trend-following signals, the Fund incorporates signals that seek to identify over-extended trends and reduces risk to them when the chance of a reversal is perceived as higher than normal, since market reversals can generally cause losses for trend-following strategies.
We expect that the correlation of this strategy to equity markets will average close to zero over a full economic cycle. That said, the strategy is expected to exhibit a positive beta when equity markets have been rising and a negative beta when they have been falling.
The strategy’s average annualized volatility target is 15%, which we allow to vary based on the conditional attractiveness of trends in the markets we trade. The Fund entered the year targeting 12.6% volatility and ended the year with a volatility target of 14.8%.
The Fund concluded 2020 with a modest negative overall return and negative equity market correlation over the full year. The Fund’s Class I shares returned -0.65%, net of fees, versus a 0.67% return for its benchmark, the ICE Bank of America Merrill Lynch 3-Month Treasury Bill Index. By asset class, gross of fees, equities detracted -4.86%, fixed income contributed 7.21%, currencies detracted -9.44%, and commodities contributed 8.15%.
The Fund displayed meaningfully diversifying returns relative to traditional markets such as equities during
2020. Coming into the year, the combination of a Phase 1 U.S.-China trade deal and accommodative policies from the Federal Reserve and European Central Bank created a conducive environment for trends associated with improving global growth. The Fund entered the year net long equities, energies and emerging market currencies, and net short fixed income, resulting from prevailing pro-growth market trends in late-2019.
This soon changed as news of the coronavirus outbreak in Wuhan supported reversals in energies, fixed income and the U.S. dollar as early as January, causing Fund positioning to react and align to these new market directions. Equity markets displayed resilience and continued to rally through mid-February as containment efforts in China appeared to be working and the U.S. earnings season was better than expected. However, the virus spread to Europe and North America and equity markets abruptly sold off in late-February on expectations of reduced global economic activity, causing losses for the Fund in equities and positioning to turn net neutral by early March.
In March, the outbreak was declared a pandemic and governments announced historic interventions which, in turn, led to major disruptions in the global flow of people, goods, services and capital. A full-fledged global economic and market crisis ensued with equities and oil markets collapsing, while the U.S. dollar surged.
With Fund positioning already aligned to the new reality, March was the Fund’s strongest performance month in 2020, generating gains of 7.96%. This positive outcome during the worst of the crisis underscores the unique benefits the Fund can provide to a broader portfolio.
Thereafter, markets exhibited several reversals causing the Fund to give back its gains. Equity markets broadly reversed and recovered in response to the significant stimulus efforts and stabilization of the statistics surrounding the virus itself. With expectations of key economic variables such as earnings and growth severely depressed, better-than-expected data also supported meaningful market rallies and appetite for risk. Towards the end of the third quarter, risk appetite briefly reversed again as second waves of the virus rose in Europe, causing bearish European equity market trends to strengthen. These changes in risk sentiment significantly impacted currency markets, with the U.S. dollar exhibiting successive reversals and currencies causing most of the Fund’s losses over the second and third quarter periods.
The fourth quarter displayed contrasting dynamics, beginning with worsening virus statistics and governments planning for renewed national lockdowns, particularly in Europe. As risk sentiment deteriorated in October, the Fund again showed its diversifying benefits and delivered a positive return as European equities and energies sold off. However, these trends sharply reversed as the news of a vaccine prompted stellar rallies and significant outperformance of European equities. The Fund faced initial losses due to these reversals, but then increased its equity and energy exposures, benefiting from the continued upswing in risk sentiment in December and leading to an overall positive result in the fourth quarter.
Cliff Asness
Managing &
Founding Principal
John Liew
Founding Principal
Ari Levine
Principal
Yao Hua Ooi
Principal

6
Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
AQR Funds | Annual Report | December 2020
In 2020, the Fund underperformed the industry as gauged by the SG Trend Index, with performance differences within expected dispersion. Relative underperformance was concentrated in the second half of the year and demonstrated a relationship to the broader recovery in equity markets. The Fund likely had less equity market beta in that period as it emphasized certain trends with negative correlation to equity markets, such long exposure to the U.S. dollar relative to several other currencies and net short
European equity exposure. As such, the Fund likely underperformed because it maintained a more defensive posture and offered better diversification benefits relative to the SG Trend Index. Diversification does not eliminate the risk of experiencing investment loss.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December
31, 2020, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.72%, 1.98% and 1.63%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR MANAGED FUTURES STRATEGY HV FUND VS. ICE BofA MERRILL LYNCH US 3-MONTH TREASURY
BILL INDEX VALUE OF $10,000 INVESTED ON 7/16/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2020
AQR MANAGED FUTURES STRATEGY HV FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QMHIX -0.65% -4.70% -5.86% -0.83% 7/16/2013
Fund - Class N: QMHNX -0.80% -4.89% -6.09% -1.08% 7/16/2013
Fund - Class R6: QMHRX -0.49% -4.57% -5.76% -1.41% 9/2/2014
ICE BofA Merrill Lynch US 3-Month Treasury Bill Index 0.67% 1.61% 1.20% 0.82% 7/16/2013

7
Shareholder Letter (Unaudited)
AQR Funds | Annual Report | December 2020
DEFINITIONS:
Beta: The measure of the volatility, or systematic risk, of a security or portfolio compared to the market as a whole.
Correlation: A statistic that measures the degree to which two securities move in relation to each other.
ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index: is designed to measure the performance of high-quality short-term cash-
equivalent investments. Indexes are unmanaged and one cannot invest directly in an index.
SG Trend Index : is designed to track the 10 largest (by AUM) trend following Commodity Trading Advisors (“CTAs”) and be representative of the trend followers in the managed futures space. Indexes are unmanaged and one cannot invest directly an index.

8
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
(a) Represents 7-day effective yield as of December 31, 2020.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) For the period ended December 31, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap and futures contracts.
(f) All or a portion of the security pledged as collateral for futures contracts.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 96.9%
INVESTMENT COMPANIES - 18.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(a)(b) 78,930,593 78,930,593
Limited Purpose Cash Investment
Fund, 0.03% (1)(a)(c) 342,519,840 342,382,832
UBS Select Treasury Preferred
Fund, Class I, 0.01% (1)(a) 1,407,021 1,407,021
TOTAL INVESTMENT COMPANIES
(Cost $422,734,988) 422,720,446
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 78.1%
U.S. Treasury Bills
0.17%, 1/7/2021 (d) $ 16,182,000 16,181,960
0.15%, 1/14/2021 (d) 55,492,000 55,491,306
0.13%, 1/21/2021 (d) 64,287,000 64,285,634
0.13%, 1/28/2021 (d) 70,247,000 70,244,307
0.11%, 2/4/2021 (d)(e) 147,710,000 147,703,004
0.12%, 3/4/2021 (d) 225,536,000 225,510,127
0.12%, 3/11/2021 (d) 307,771,000 307,728,681
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 78.1% (continued)
0.11%, 3/18/2021 (d) $ 201,054,000 201,025,462
0.11%, 3/25/2021 (d) 106,283,000 106,265,286
0.11%, 4/1/2021 (d) 176,859,000 176,824,808
0.12%, 4/22/2021 (d)(f) 88,371,000 88,349,791
0.11%, 5/6/2021 (d)(e) 84,754,000 84,730,304
0.10%, 5/20/2021 (d)(f) 70,331,000 70,309,413
0.09%, 5/27/2021 (d)(f) 37,931,000 37,919,323
0.09%, 6/3/2021 (d)(f) 23,333,000 23,324,955
0.09%, 6/10/2021 (d) 5,269,000 5,267,099
0.09%, 6/17/2021 (d)(e) 40,048,000 40,032,949
0.09%, 6/24/2021 (d)(f) 10,609,000 10,604,843
0.10%, 7/1/2021 (d) 24,340,000 24,329,750
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,755,992,137) 1,756,129,002
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,178,727,125) 2,178,849,448
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.9%
(Cost $2,178,727,125) 2,178,849,448
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.1% (g) 70,788,496
NET ASSETS - 100.0% 2,249,637,944
Affiliate
Value
At
12/31/2019
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2020
Shares
Held At
12/31/2020
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 15.2%
INVESTMENT COMPANIES - 15.2%
Limited Purpose
Cash Investment
Fund,
0.03% (1)(a)
(Cost $342,397,374) $615,883,359 $9,250,858,564 $(9,524,331,818) $33,960 $(61,233) $342,382,832 342,519,840 $2,989,771 $62,831
(a) Represents 7-day effective yield as of December 31, 2020.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

9
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
Total return swap contracts outstanding as of December 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/19/2021 USD 20,231,200 $ 1,216,722
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/05/2021 USD 3,320,100 295,361
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/05/2021 USD 12,342,960 1,079,932
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 02/05/2021 USD 15,741,180 1,356,500
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/05/2021 USD 26,131,140 2,356,340
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/05/2021 USD 29,373,120 2,643,988
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/28/2021 HKD 266,746,200 942,674
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/28/2021 HKD 470,844,000 1,506,221
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 02/17/2021 BRL 16,096,050 95,060
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/11/2021 KRW 4,086,075,000 265,546
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/19/2021 USD 38,412,300 4,427,290
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/19/2021 USD 49,621,350 5,702,978
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 02/19/2021 USD 13,740,800 1,547,520
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/19/2021 USD 40,406,540 4,566,812
Soybean Oil
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/19/2021 USD 34,394,880 3,726,771
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/19/2021 CHF 13,943,640 461,283

10
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Wheat March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/19/2021 USD 22,481,550 $ 1,201,126
Wheat March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/19/2021 USD 38,205,825 2,022,894
35,415,018
Cotton No. 2
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 02/05/2021 USD (29,373,120) (2,441,650)
Cotton No. 2
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 02/05/2021 USD (5,976,180) (85,472)
Cotton No. 2
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 02/05/2021 USD (5,585,580) (443,770)
Cotton No. 2
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 02/05/2021 USD (3,593,520) (241,360)
Cotton No. 2
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 02/05/2021 USD (2,656,080) (82,620)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 02/19/2021 USD (38,412,300) (2,621,574)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 02/19/2021 USD (9,963,600) (57,000)
Soybean Meal
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 02/19/2021 USD (14,900,180) (1,276,269)
Soybean Oil
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 02/19/2021 USD (13,508,640) (840,386)
TAIEX Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/20/2021 TWD (26,420,400) (13,196)
Wheat March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 02/19/2021 USD (22,481,550) (2,112,554)
Wheat March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 02/19/2021 USD (4,835,775) (261,505)
(10,477,356)
$ 24,937,662

11
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 61 1/2021 EUR $ 9,308,076 $ 63,272
HSCEI 130 1/2021 HKD 8,972,196 232,919
LME Aluminum Base Metal 13 1/2021 USD 641,739 65,150
LME Aluminum Base Metal 22 1/2021 USD 1,088,357 78,217
LME Aluminum Base Metal 25 1/2021 USD 1,248,825 166,876
LME Aluminum Base Metal 26 1/2021 USD 1,283,789 99,348
LME Aluminum Base Metal 30 1/2021 USD 1,482,758 94,764
LME Aluminum Base Metal 37 1/2021 USD 1,830,575 126,406
LME Aluminum Base Metal 49 1/2021 USD 2,424,275 163,112
LME Aluminum Base Metal 54 1/2021 USD 2,671,313 214,153
LME Aluminum Base Metal 65 1/2021 USD 3,215,469 254,543
LME Aluminum Base Metal 90 1/2021 USD 4,449,375 279,185
LME Aluminum Base Metal 98 1/2021 USD 4,848,036 295,346
LME Aluminum Base Metal 141 1/2021 USD 6,971,428 436,324
LME Aluminum Base Metal 173 1/2021 USD 8,558,094 703,384
LME Aluminum Base Metal 447 1/2021 USD 22,103,368 1,407,797
LME Copper Base Metal 1 1/2021 USD 193,870 27,118
LME Copper Base Metal 1 1/2021 USD 193,852 24,399
LME Copper Base Metal 5 1/2021 USD 969,406 96,664
LME Copper Base Metal 7 1/2021 USD 1,357,344 175,721
LME Copper Base Metal 7 1/2021 USD 1,357,606 162,455
LME Copper Base Metal 8 1/2021 USD 1,550,238 214,729
LME Copper Base Metal 9 1/2021 USD 1,744,099 224,762
LME Copper Base Metal 11 1/2021 USD 2,131,379 326,941
LME Copper Base Metal 12 1/2021 USD 2,327,175 295,569
LME Copper Base Metal 13 1/2021 USD 2,519,449 307,378
LME Copper Base Metal 15 1/2021 USD 2,906,156 457,367
LME Copper Base Metal 19 1/2021 USD 3,681,844 486,948
LME Copper Base Metal 22 1/2021 USD 4,263,518 524,388
LME Copper Base Metal 23 1/2021 USD 4,504,550 750,491
LME Copper Base Metal 24 1/2021 USD 4,649,400 708,393
LME Copper Base Metal 26 1/2021 USD 5,039,288 554,716
LME Nickel Base Metal 3 1/2021 USD 297,990 33,741
LME Nickel Base Metal 10 1/2021 USD 993,420 108,391
LME Nickel Base Metal 12 1/2021 USD 1,192,032 136,117
LME Nickel Base Metal 19 1/2021 USD 1,888,133 151,871
LME Nickel Base Metal 22 1/2021 USD 2,185,062 283,009
LME Nickel Base Metal 25 1/2021 USD 2,485,545 155,498
LME Nickel Base Metal 25 1/2021 USD 2,485,886 196,976
LME Nickel Base Metal 35 1/2021 USD 3,477,749 279,377
LME Nickel Base Metal 40 1/2021 USD 3,977,054 206,268
LME Nickel Base Metal 42 1/2021 USD 4,176,096 168,118
LME Nickel Base Metal 43 1/2021 USD 4,272,903 357,676
LME Nickel Base Metal 49 1/2021 USD 4,870,551 203,299
LME Nickel Base Metal 54 1/2021 USD 5,417,118 771,339
LME Nickel Base Metal 59 1/2021 USD 5,864,541 298,941
LME Nickel Base Metal 60 1/2021 USD 5,963,940 185,313
LME Nickel Base Metal 67 1/2021 USD 6,660,039 311,941
LME Nickel Base Metal 100 1/2021 USD 9,938,100 616,519
LME Zinc Base Metal 8 1/2021 USD 546,666 43,248
LME Zinc Base Metal 14 1/2021 USD 955,703 118,337
LME Zinc Base Metal 16 1/2021 USD 1,092,132 147,285
LME Zinc Base Metal 24 1/2021 USD 1,637,898 233,533

12
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 25 1/2021 USD $ 1,705,831 $ 256,883
LME Zinc Base Metal 33 1/2021 USD 2,256,293 158,638
LME Zinc Base Metal 39 1/2021 USD 2,666,810 196,376
LME Zinc Base Metal 46 1/2021 USD 3,179,463 485,727
LME Zinc Base Metal 48 1/2021 USD 3,281,544 226,366
LME Zinc Base Metal 54 1/2021 USD 3,691,346 259,325
LME Zinc Base Metal 62 1/2021 USD 4,236,662 253,605
LME Zinc Base Metal 147 1/2021 USD 10,044,988 591,173
MSCI Singapore Index 67 1/2021 SGD 1,639,006 (6,310)
NY Harbor ULSD 44 1/2021 USD 2,742,432 114,551
OMXS30 Index 166 1/2021 SEK 3,789,556 (26,720)
RBOB Gasoline 41 1/2021 USD 2,428,192 68,418
SGX FTSE China A50 Index 4,862 1/2021 USD 86,115,744 2,877,941
SGX NIFTY 50 Index 106 1/2021 USD 2,971,392 3,262
100 oz Gold 400 2/2021 USD 75,804,000 600,463
Lean Hogs 18 2/2021 USD 505,980 23,603
LME Aluminum Base Metal 4 2/2021 USD 197,492 6,590
LME Aluminum Base Metal 5 2/2021 USD 247,344 12,603
LME Aluminum Base Metal 20 2/2021 USD 989,375 68,326
LME Aluminum Base Metal 24 2/2021 USD 1,185,000 7,046
LME Aluminum Base Metal 24 2/2021 USD 1,184,142 27,871
LME Aluminum Base Metal 28 2/2021 USD 1,381,100 47,167
LME Aluminum Base Metal 29 2/2021 USD 1,431,331 (4,254)
LME Aluminum Base Metal 30 2/2021 USD 1,480,875 (14,479)
LME Aluminum Base Metal 36 2/2021 USD 1,776,960 (14,380)
LME Aluminum Base Metal 47 2/2021 USD 2,318,616 64,886
LME Aluminum Base Metal 70 2/2021 USD 3,462,813 144,671
LME Aluminum Base Metal 99 2/2021 USD 4,886,888 (51,366)
LME Aluminum Base Metal 102 2/2021 USD 5,034,975 (33,409)
LME Aluminum Base Metal 113 2/2021 USD 5,589,969 282,291
LME Copper Base Metal 1 2/2021 USD 193,838 25,954
LME Copper Base Metal 1 2/2021 USD 193,933 12,955
LME Copper Base Metal 3 2/2021 USD 581,821 35,513
LME Copper Base Metal 5 2/2021 USD 969,405 119,759
LME Copper Base Metal 8 2/2021 USD 1,551,450 125,479
LME Copper Base Metal 8 2/2021 USD 1,551,550 31,804
LME Copper Base Metal 8 2/2021 USD 1,552,300 125,299
LME Copper Base Metal 10 2/2021 USD 1,939,378 199,351
LME Copper Base Metal 10 2/2021 USD 1,938,525 238,699
LME Copper Base Metal 11 2/2021 USD 2,134,481 179,821
LME Copper Base Metal 13 2/2021 USD 2,520,944 222,179
LME Copper Base Metal 13 2/2021 USD 2,521,747 265,562
LME Copper Base Metal 20 2/2021 USD 3,879,325 395,022
LME Copper Base Metal 21 2/2021 USD 4,071,202 539,139
LME Copper Base Metal 26 2/2021 USD 5,042,752 532,074
LME Copper Base Metal 28 2/2021 USD 5,430,222 309,648
LME Nickel Base Metal 1 2/2021 USD 99,463 8,680
LME Nickel Base Metal 2 2/2021 USD 199,047 8,931
LME Nickel Base Metal 4 2/2021 USD 398,100 17,988
LME Nickel Base Metal 7 2/2021 USD 696,654 34,170
LME Nickel Base Metal 11 2/2021 USD 1,094,392 49,029
LME Nickel Base Metal 12 2/2021 USD 1,194,209 33,437
LME Nickel Base Metal 14 2/2021 USD 1,392,798 64,269
LME Nickel Base Metal 15 2/2021 USD 1,492,420 65,875
LME Nickel Base Metal 27 2/2021 USD 2,687,638 83,939
LME Nickel Base Metal 31 2/2021 USD 3,086,205 43,400

13
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 34 2/2021 USD $ 3,381,890 $ 220,081
LME Nickel Base Metal 37 2/2021 USD 3,681,470 145,829
LME Zinc Base Metal 1 2/2021 USD 68,473 1,645
LME Zinc Base Metal 2 2/2021 USD 137,192 (1,660)
LME Zinc Base Metal 2 2/2021 USD 137,092 3,036
LME Zinc Base Metal 3 2/2021 USD 205,731 522
LME Zinc Base Metal 5 2/2021 USD 342,041 24,989
LME Zinc Base Metal 8 2/2021 USD 548,000 24,976
LME Zinc Base Metal 9 2/2021 USD 616,687 (2,090)
LME Zinc Base Metal 15 2/2021 USD 1,027,954 1,167
LME Zinc Base Metal 16 2/2021 USD 1,094,680 68,956
LME Zinc Base Metal 17 2/2021 USD 1,164,343 37,214
LME Zinc Base Metal 32 2/2021 USD 2,189,944 106,149
LME Zinc Base Metal 52 2/2021 USD 3,558,178 227,606
Low Sulphur Gasoil 13 2/2021 USD 549,900 5,453
Sugar No. 11 1,707 2/2021 USD 29,614,402 1,693,711
Australia 10 Year Bond 102 3/2021 AUD 11,577,717 10,491
Australia 3 Year Bond 5,924 3/2021 AUD 536,352,512 339,174
Canada 10 Year Bond 709 3/2021 CAD 83,048,079 48,692
Cocoa 16 3/2021 USD 416,480 (18,190)
Coffee 'C' 374 3/2021 USD 17,987,063 400,632
Copper 477 3/2021 USD 41,964,075 2,472,855
Corn 1,297 3/2021 USD 31,387,400 3,520,474
Cotton No. 2 261 3/2021 USD 10,194,660 167,996
DAX Index 21 3/2021 EUR 8,816,221 234,620
DJIA CBOT E-Mini Index 93 3/2021 USD 14,181,105 267,145
EURO STOXX 50 Index 188 3/2021 EUR 8,153,292 53,386
Euro-Bobl 1,117 3/2021 EUR 184,464,338 (502,857)
Euro-BTP 321 3/2021 EUR 59,610,669 373,174
Euro-Bund 814 3/2021 EUR 176,649,321 1,902
Euro-Buxl 323 3/2021 EUR 88,878,117 74,228
Euro-OAT 1,284 3/2021 EUR 263,304,963 724,145
FTSE/JSE Top 40 Index 106 3/2021 ZAR 3,940,142 (15,021)
KC HRW Wheat 820 3/2021 USD 24,743,500 1,398,654
LME Aluminum Base Metal 12 3/2021 USD 593,493 (14,511)
LME Aluminum Base Metal 13 3/2021 USD 642,268 (23,045)
LME Aluminum Base Metal 16 3/2021 USD 791,200 (10,841)
LME Aluminum Base Metal 34 3/2021 USD 1,679,957 (48,193)
LME Aluminum Base Metal 39 3/2021 USD 1,927,819 (61,296)
LME Aluminum Base Metal 45 3/2021 USD 2,224,553 (77,308)
LME Aluminum Base Metal 58 3/2021 USD 2,865,200 (61,071)
LME Aluminum Base Metal 61 3/2021 USD 3,016,694 (46,054)
LME Aluminum Base Metal 65 3/2021 USD 3,210,350 (132,467)
LME Aluminum Base Metal 79 3/2021 USD 3,902,600 (174,033)
LME Aluminum Base Metal 83 3/2021 USD 4,102,275 (195,295)
LME Aluminum Base Metal 112 3/2021 USD 5,541,900 (55,390)
LME Aluminum Base Metal 134 3/2021 USD 6,619,600 (194,695)
LME Aluminum Base Metal 1,424 3/2021 USD 70,399,000 (2,175,032)
LME Copper Base Metal 1 3/2021 USD 194,106 629
LME Copper Base Metal 4 3/2021 USD 776,675 (761)
LME Copper Base Metal 4 3/2021 USD 776,375 1,364
LME Copper Base Metal 4 3/2021 USD 776,455 (18,056)
LME Copper Base Metal 5 3/2021 USD 969,924 13,661
LME Copper Base Metal 6 3/2021 USD 1,164,713 (7,617)
LME Copper Base Metal 9 3/2021 USD 1,746,230 1,331
LME Copper Base Metal 10 3/2021 USD 1,941,625 (19,651)

14
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 12 3/2021 USD $ 2,329,425 $ (2,207)
LME Copper Base Metal 17 3/2021 USD 3,299,360 35,315
LME Copper Base Metal 17 3/2021 USD 3,299,594 (96,626)
LME Copper Base Metal 17 3/2021 USD 3,298,204 38,409
LME Copper Base Metal 21 3/2021 USD 4,073,963 41,908
LME Copper Base Metal 286 3/2021 USD 55,532,263 1,561,025
LME Nickel Base Metal 2 3/2021 USD 199,170 5,845
LME Nickel Base Metal 7 3/2021 USD 697,235 11,354
LME Nickel Base Metal 10 3/2021 USD 996,750 (12,826)
LME Nickel Base Metal 11 3/2021 USD 1,095,820 (46,013)
LME Nickel Base Metal 11 3/2021 USD 1,096,040 (70,421)
LME Nickel Base Metal 15 3/2021 USD 1,494,675 (79,462)
LME Nickel Base Metal 16 3/2021 USD 1,593,120 41,155
LME Nickel Base Metal 19 3/2021 USD 1,893,312 (114,854)
LME Nickel Base Metal 287 3/2021 USD 28,598,976 658,574
LME Zinc Base Metal 1 3/2021 USD 68,721 (3,282)
LME Zinc Base Metal 8 3/2021 USD 549,654 (18,766)
LME Zinc Base Metal 9 3/2021 USD 618,215 (23,512)
LME Zinc Base Metal 10 3/2021 USD 686,988 (22,042)
LME Zinc Base Metal 13 3/2021 USD 893,614 (31,375)
LME Zinc Base Metal 17 3/2021 USD 1,169,103 (9,047)
LME Zinc Base Metal 17 3/2021 USD 1,167,042 (12,800)
LME Zinc Base Metal 17 3/2021 USD 1,166,906 (10,386)
LME Zinc Base Metal 22 3/2021 USD 1,512,203 (52,051)
LME Zinc Base Metal 26 3/2021 USD 1,786,577 (80,787)
LME Zinc Base Metal 31 3/2021 USD 2,129,150 (16,817)
LME Zinc Base Metal 487 3/2021 USD 33,473,093 (403,026)
Long Gilt 672 3/2021 GBP 124,555,839 387,461
MSCI EAFE E-Mini Index 216 3/2021 USD 23,012,640 286,461
MSCI Emerging Markets E-Mini Index 1,687 3/2021 USD 108,659,670 2,915,944
NASDAQ 100 E-Mini Index 39 3/2021 USD 10,050,690 335,169
Nikkei 225 Index 103 3/2021 JPY 27,372,234 1,037,924
Palladium 9 3/2021 USD 2,208,420 91,174
Russell 2000 E-Mini Index 102 3/2021 USD 10,071,480 318,892
S&P 500 E-Mini Index 68 3/2021 USD 12,745,920 342,024
S&P Midcap 400 E-Mini Index 49 3/2021 USD 11,287,150 307,362
S&P/TSX 60 Index 226 3/2021 CAD 36,535,690 (356,147)
Silver 82 3/2021 USD 10,828,920 227,935
Soybean Meal 70 3/2021 USD 3,005,800 35,595
SPI 200 Index 43 3/2021 AUD 5,417,678 (18,724)
TOPIX Index 147 3/2021 JPY 25,689,942 597,070
Wheat 215 3/2021 USD 6,885,375 74,843
Platinum 78 4/2021 USD 4,208,880 193,178
3 Month Canadian Bankers Acceptance 332 6/2021 CAD 64,915,272 17,607
3 Month Euro Euribor 1,419 6/2021 EUR 435,763,932 65,421
3 Month Eurodollar 501 6/2021 USD 125,043,338 45,468
3 Month Euroswiss 38 6/2021 CHF 10,814,526 (1,376)
3 Month Sterling 481 6/2021 GBP 82,237,382 39,849
ASX 90 Day Bank Accepted Bill 629 6/2021 AUD 484,903,642 103,033
3 Month Canadian Bankers Acceptance 2 9/2021 CAD 391,036 47
3 Month Euro Euribor 2,979 9/2021 EUR 914,827,874 202,378
3 Month Eurodollar 771 9/2021 USD 192,422,325 62,654
3 Month Euroswiss 71 9/2021 CHF 20,204,083 (2,556)
3 Month Sterling 485 9/2021 GBP 82,946,141 48,563
ASX 90 Day Bank Accepted Bill 129 9/2021 AUD 99,445,194 6,114
3 Month Euro Euribor 2,866 12/2021 EUR 880,170,213 128,325

15
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month Eurodollar 1,269 12/2021 USD $ 316,583,775 $ 95,131
3 Month Euroswiss 58 12/2021 CHF 16,504,744 (281)
3 Month Sterling 552 12/2021 GBP 94,418,833 75,901
3 Month Euro Euribor 2,443 3/2022 EUR 750,226,418 144,066
3 Month Eurodollar 1,232 3/2022 USD 307,445,600 130,446
3 Month Sterling 1,807 3/2022 GBP 308,884,065 221,483
3 Month Euro Euribor 2,790 6/2022 EUR 856,744,830 147,907
3 Month Eurodollar 1,617 6/2022 USD 403,481,925 311,584
3 Month Sterling 1,804 6/2022 GBP 308,340,415 372,207
3 Month Euro Euribor 2,807 9/2022 EUR 861,922,274 24,107
3 Month Eurodollar 1,650 9/2022 USD 411,654,375 78,888
3 Month Sterling 964 9/2022 GBP 164,750,795 5,095
3 Month Euro Euribor 2,274 12/2022 EUR 698,188,922 29,010
3 Month Eurodollar 1,509 12/2022 USD 376,288,013 229,302
3 Month Sterling 500 12/2022 GBP 85,443,110 45,542
44,920,586
Short Contracts
Brent Crude Oil (200) 1/2021 USD (10,360,000) (138,335)
CAC 40 10 Euro Index (308) 1/2021 EUR (20,852,784) (5,411)
IBEX 35 Index (73) 1/2021 EUR (7,197,487) 45,159
LME Aluminum Base Metal (13) 1/2021 USD (641,739) (63,916)
LME Aluminum Base Metal (22) 1/2021 USD (1,088,357) (78,368)
LME Aluminum Base Metal (25) 1/2021 USD (1,248,825) (156,315)
LME Aluminum Base Metal (26) 1/2021 USD (1,283,789) (107,266)
LME Aluminum Base Metal (30) 1/2021 USD (1,482,758) (95,346)
LME Aluminum Base Metal (37) 1/2021 USD (1,830,575) (127,854)
LME Aluminum Base Metal (49) 1/2021 USD (2,424,275) (162,947)
LME Aluminum Base Metal (54) 1/2021 USD (2,671,313) (223,956)
LME Aluminum Base Metal (65) 1/2021 USD (3,215,469) (257,257)
LME Aluminum Base Metal (90) 1/2021 USD (4,449,375) (296,141)
LME Aluminum Base Metal (98) 1/2021 USD (4,848,036) (302,350)
LME Aluminum Base Metal (141) 1/2021 USD (6,971,428) (426,800)
LME Aluminum Base Metal (173) 1/2021 USD (8,558,094) (653,790)
LME Aluminum Base Metal (447) 1/2021 USD (22,103,368) (1,420,806)
LME Copper Base Metal (1) 1/2021 USD (193,852) (24,830)
LME Copper Base Metal (1) 1/2021 USD (193,870) (26,302)
LME Copper Base Metal (5) 1/2021 USD (969,406) (98,013)
LME Copper Base Metal (7) 1/2021 USD (1,357,606) (161,368)
LME Copper Base Metal (7) 1/2021 USD (1,357,344) (177,057)
LME Copper Base Metal (8) 1/2021 USD (1,550,238) (213,380)
LME Copper Base Metal (9) 1/2021 USD (1,744,099) (228,365)
LME Copper Base Metal (11) 1/2021 USD (2,131,379) (317,732)
LME Copper Base Metal (12) 1/2021 USD (2,327,175) (288,332)
LME Copper Base Metal (13) 1/2021 USD (2,519,449) (302,008)
LME Copper Base Metal (15) 1/2021 USD (2,906,156) (456,652)
LME Copper Base Metal (19) 1/2021 USD (3,681,844) (487,329)
LME Copper Base Metal (22) 1/2021 USD (4,263,518) (517,250)
LME Copper Base Metal (23) 1/2021 USD (4,504,550) (759,446)
LME Copper Base Metal (24) 1/2021 USD (4,649,400) (737,246)
LME Copper Base Metal (26) 1/2021 USD (5,039,288) (538,331)
LME Nickel Base Metal (3) 1/2021 USD (297,990) (34,104)
LME Nickel Base Metal (10) 1/2021 USD (993,420) (112,819)
LME Nickel Base Metal (12) 1/2021 USD (1,192,032) (137,387)
LME Nickel Base Metal (19) 1/2021 USD (1,888,133) (158,268)
LME Nickel Base Metal (22) 1/2021 USD (2,185,062) (276,902)
LME Nickel Base Metal (25) 1/2021 USD (2,485,545) (157,119)

16
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (25) 1/2021 USD $ (2,485,886) $ (194,784)
LME Nickel Base Metal (35) 1/2021 USD (3,477,749) (268,632)
LME Nickel Base Metal (40) 1/2021 USD (3,977,054) (208,092)
LME Nickel Base Metal (42) 1/2021 USD (4,176,096) (126,063)
LME Nickel Base Metal (43) 1/2021 USD (4,272,903) (350,140)
LME Nickel Base Metal (49) 1/2021 USD (4,870,551) (215,353)
LME Nickel Base Metal (54) 1/2021 USD (5,417,118) (763,600)
LME Nickel Base Metal (59) 1/2021 USD (5,864,541) (301,163)
LME Nickel Base Metal (60) 1/2021 USD (5,963,940) (181,329)
LME Nickel Base Metal (67) 1/2021 USD (6,660,039) (304,359)
LME Nickel Base Metal (100) 1/2021 USD (9,938,100) (615,643)
LME Zinc Base Metal (8) 1/2021 USD (546,666) (45,190)
LME Zinc Base Metal (14) 1/2021 USD (955,703) (117,347)
LME Zinc Base Metal (16) 1/2021 USD (1,092,132) (141,985)
LME Zinc Base Metal (24) 1/2021 USD (1,637,898) (227,044)
LME Zinc Base Metal (25) 1/2021 USD (1,705,831) (255,551)
LME Zinc Base Metal (33) 1/2021 USD (2,256,293) (146,040)
LME Zinc Base Metal (39) 1/2021 USD (2,666,810) (195,690)
LME Zinc Base Metal (46) 1/2021 USD (3,179,463) (491,788)
LME Zinc Base Metal (48) 1/2021 USD (3,281,544) (219,274)
LME Zinc Base Metal (54) 1/2021 USD (3,691,346) (255,728)
LME Zinc Base Metal (62) 1/2021 USD (4,236,662) (257,994)
LME Zinc Base Metal (147) 1/2021 USD (10,044,988) (596,068)
Natural Gas (197) 1/2021 USD (5,001,830) 79,421
WTI Crude Oil (51) 1/2021 USD (2,474,520) (86,671)
Live Cattle (259) 2/2021 USD (11,916,590) (57,668)
LME Aluminum Base Metal (4) 2/2021 USD (197,492) (7,039)
LME Aluminum Base Metal (5) 2/2021 USD (247,344) (12,859)
LME Aluminum Base Metal (20) 2/2021 USD (989,375) (67,495)
LME Aluminum Base Metal (24) 2/2021 USD (1,185,000) (4,241)
LME Aluminum Base Metal (24) 2/2021 USD (1,184,142) (27,478)
LME Aluminum Base Metal (28) 2/2021 USD (1,381,100) (49,012)
LME Aluminum Base Metal (29) 2/2021 USD (1,431,331) 4,396
LME Aluminum Base Metal (30) 2/2021 USD (1,480,875) 9,099
LME Aluminum Base Metal (36) 2/2021 USD (1,776,960) 10,589
LME Aluminum Base Metal (47) 2/2021 USD (2,318,616) (65,104)
LME Aluminum Base Metal (70) 2/2021 USD (3,462,813) (151,954)
LME Aluminum Base Metal (99) 2/2021 USD (4,886,888) 50,353
LME Aluminum Base Metal (102) 2/2021 USD (5,034,975) 40,754
LME Aluminum Base Metal (113) 2/2021 USD (5,589,969) (332,977)
LME Copper Base Metal (1) 2/2021 USD (193,933) (13,383)
LME Copper Base Metal (1) 2/2021 USD (193,838) (25,728)
LME Copper Base Metal (3) 2/2021 USD (581,821) (34,818)
LME Copper Base Metal (5) 2/2021 USD (969,405) (120,293)
LME Copper Base Metal (8) 2/2021 USD (1,551,550) (30,707)
LME Copper Base Metal (8) 2/2021 USD (1,552,300) (122,866)
LME Copper Base Metal (8) 2/2021 USD (1,551,450) (124,170)
LME Copper Base Metal (10) 2/2021 USD (1,938,525) (239,076)
LME Copper Base Metal (10) 2/2021 USD (1,939,378) (198,748)
LME Copper Base Metal (11) 2/2021 USD (2,134,481) (190,825)
LME Copper Base Metal (13) 2/2021 USD (2,520,944) (218,511)
LME Copper Base Metal (13) 2/2021 USD (2,521,747) (267,167)
LME Copper Base Metal (20) 2/2021 USD (3,879,325) (407,389)
LME Copper Base Metal (21) 2/2021 USD (4,071,202) (534,069)
LME Copper Base Metal (26) 2/2021 USD (5,042,752) (557,530)
LME Copper Base Metal (28) 2/2021 USD (5,430,222) (312,824)

17
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 2/2021 USD $ (99,463) $ (8,362)
LME Nickel Base Metal (2) 2/2021 USD (199,047) (8,841)
LME Nickel Base Metal (4) 2/2021 USD (398,100) (18,900)
LME Nickel Base Metal (7) 2/2021 USD (696,654) (31,391)
LME Nickel Base Metal (11) 2/2021 USD (1,094,392) (48,654)
LME Nickel Base Metal (12) 2/2021 USD (1,194,209) (33,605)
LME Nickel Base Metal (14) 2/2021 USD (1,392,798) (63,406)
LME Nickel Base Metal (15) 2/2021 USD (1,492,420) (63,444)
LME Nickel Base Metal (27) 2/2021 USD (2,687,638) (74,010)
LME Nickel Base Metal (31) 2/2021 USD (3,086,205) (46,396)
LME Nickel Base Metal (34) 2/2021 USD (3,381,890) (230,022)
LME Nickel Base Metal (37) 2/2021 USD (3,681,470) (145,060)
LME Zinc Base Metal (1) 2/2021 USD (68,473) (1,832)
LME Zinc Base Metal (2) 2/2021 USD (137,192) 1,503
LME Zinc Base Metal (2) 2/2021 USD (137,092) (3,110)
LME Zinc Base Metal (3) 2/2021 USD (205,731) (627)
LME Zinc Base Metal (5) 2/2021 USD (342,041) (24,681)
LME Zinc Base Metal (8) 2/2021 USD (548,000) (24,674)
LME Zinc Base Metal (9) 2/2021 USD (616,687) 3,712
LME Zinc Base Metal (15) 2/2021 USD (1,027,954) 1,031
LME Zinc Base Metal (16) 2/2021 USD (1,094,680) (71,327)
LME Zinc Base Metal (17) 2/2021 USD (1,164,343) (41,643)
LME Zinc Base Metal (32) 2/2021 USD (2,189,944) (118,998)
LME Zinc Base Metal (52) 2/2021 USD (3,558,178) (259,711)
Cocoa (291) 3/2021 GBP (6,912,261) (179,442)
Euro-Schatz (1,192) 3/2021 EUR (163,495,620) (1,639)
FTSE 100 Index (80) 3/2021 GBP (7,023,480) 154,711
FTSE/MIB Index (3) 3/2021 EUR (405,508) (1,745)
Japan 10 Year Bond (177) 3/2021 JPY (260,421,674) 116,621
LME Aluminum Base Metal (12) 3/2021 USD (593,493) 14,422
LME Aluminum Base Metal (13) 3/2021 USD (642,268) 22,796
LME Aluminum Base Metal (16) 3/2021 USD (791,200) 11,673
LME Aluminum Base Metal (34) 3/2021 USD (1,679,957) 46,453
LME Aluminum Base Metal (39) 3/2021 USD (1,927,819) 58,525
LME Aluminum Base Metal (45) 3/2021 USD (2,224,553) 76,159
LME Aluminum Base Metal (58) 3/2021 USD (2,865,200) 63,791
LME Aluminum Base Metal (61) 3/2021 USD (3,016,694) 39,226
LME Aluminum Base Metal (65) 3/2021 USD (3,210,350) 135,277
LME Aluminum Base Metal (79) 3/2021 USD (3,902,600) 158,327
LME Aluminum Base Metal (83) 3/2021 USD (4,102,275) 167,093
LME Aluminum Base Metal (112) 3/2021 USD (5,541,900) 57,070
LME Aluminum Base Metal (134) 3/2021 USD (6,619,600) 179,083
LME Aluminum Base Metal (603) 3/2021 USD (29,810,813) 1,060,544
LME Copper Base Metal (1) 3/2021 USD (194,106) (659)
LME Copper Base Metal (4) 3/2021 USD (776,375) (2,216)
LME Copper Base Metal (4) 3/2021 USD (776,675) 1,768
LME Copper Base Metal (4) 3/2021 USD (776,455) 17,087
LME Copper Base Metal (5) 3/2021 USD (969,924) (11,181)
LME Copper Base Metal (6) 3/2021 USD (1,164,713) 3,772
LME Copper Base Metal (9) 3/2021 USD (1,746,230) (245)
LME Copper Base Metal (10) 3/2021 USD (1,941,625) 18,968
LME Copper Base Metal (12) 3/2021 USD (2,329,425) 3,642
LME Copper Base Metal (17) 3/2021 USD (3,298,204) (38,320)
LME Copper Base Metal (17) 3/2021 USD (3,299,594) 94,819
LME Copper Base Metal (17) 3/2021 USD (3,299,360) (30,232)
LME Copper Base Metal (21) 3/2021 USD (4,073,963) (62,140)

18
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (170) 3/2021 USD $ (33,008,688) $ (366,109)
LME Nickel Base Metal (2) 3/2021 USD (199,170) (6,356)
LME Nickel Base Metal (7) 3/2021 USD (697,235) (9,821)
LME Nickel Base Metal (10) 3/2021 USD (996,750) 10,636
LME Nickel Base Metal (11) 3/2021 USD (1,095,820) 49,456
LME Nickel Base Metal (11) 3/2021 USD (1,096,040) 71,507
LME Nickel Base Metal (15) 3/2021 USD (1,494,675) 80,596
LME Nickel Base Metal (16) 3/2021 USD (1,593,120) (44,687)
LME Nickel Base Metal (19) 3/2021 USD (1,893,312) 108,671
LME Nickel Base Metal (75) 3/2021 USD (7,473,600) 346,748
LME Zinc Base Metal (1) 3/2021 USD (68,721) 3,198
LME Zinc Base Metal (8) 3/2021 USD (549,654) 18,894
LME Zinc Base Metal (9) 3/2021 USD (618,215) 22,259
LME Zinc Base Metal (10) 3/2021 USD (686,988) 21,758
LME Zinc Base Metal (13) 3/2021 USD (893,614) 28,656
LME Zinc Base Metal (17) 3/2021 USD (1,169,103) 6,971
LME Zinc Base Metal (17) 3/2021 USD (1,166,906) 4,451
LME Zinc Base Metal (17) 3/2021 USD (1,167,042) 11,692
LME Zinc Base Metal (22) 3/2021 USD (1,512,203) 52,931
LME Zinc Base Metal (26) 3/2021 USD (1,786,577) 77,534
LME Zinc Base Metal (31) 3/2021 USD (2,129,150) 28,014
LME Zinc Base Metal (169) 3/2021 USD (11,615,919) 311,378
U.S. Treasury 10 Year Note (139) 3/2021 USD (19,192,859) (25,697)
U.S. Treasury 2 Year Note (835) 3/2021 USD (184,515,429) (134,771)
U.S. Treasury 5 Year Note (376) 3/2021 USD (47,437,687) (93,264)
U.S. Treasury Long Bond (93) 3/2021 USD (16,106,438) 37,901
U.S. Treasury Ultra Bond (110) 3/2021 USD (23,491,875) (174,957)
(19,927,637)
$ 24,992,949
Forward foreign currency contracts outstanding as of December 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 431,184,047 USD 321,049,117 CITI 3/17/2021 $ 11,569,995
AUD 431,184,041 USD 321,049,514 JPMC 3/17/2021 11,569,593
BRL 46,289,500 USD 8,658,474 CITI
**
3/17/2021 239,405
BRL 46,289,500 USD 8,658,485 JPMC
**
3/17/2021 239,396
CAD 380,807,001 USD 295,754,787 CITI 3/17/2021 3,469,587
CAD 380,806,999 USD 295,755,155 JPMC 3/17/2021 3,469,218
CHF 50,513,500 USD 56,923,900 CITI 3/17/2021 254,345
CHF 50,513,500 USD 56,923,971 JPMC 3/17/2021 254,273
CLP 11,643,904,174 USD 15,433,801 CITI
**
3/17/2021 955,414
CLP 11,643,904,170 USD 15,433,820 JPMC
**
3/17/2021 955,394
COP 5,183,038,004 USD 1,481,989 CITI
**
3/17/2021 32,924
COP 5,183,037,996 USD 1,481,991 JPMC
**
3/17/2021 32,923
EUR 398,994,502 USD 482,083,356 CITI 3/17/2021 6,137,890
EUR 398,994,498 USD 482,083,954 JPMC 3/17/2021 6,137,288
GBP 165,194,502 USD 221,761,453 CITI 3/17/2021 4,243,074
GBP 165,194,498 USD 221,761,725 JPMC 3/17/2021 4,242,797
HUF 5,460,141,000 USD 18,022,787 CITI 3/17/2021 368,901
HUF 5,460,141,000 USD 18,022,809 JPMC 3/17/2021 368,878

19
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
IDR 351,100,472,860 USD 24,558,872 CITI
**
3/17/2021 $ 543,056
IDR 351,100,472,852 USD 24,558,766 JPMC
**
3/17/2021 543,162
ILS 47,311,500 USD 14,236,404 CITI 3/17/2021 505,100
ILS 47,311,500 USD 14,236,421 JPMC 3/17/2021 505,082
INR 2,009,206,649 USD 26,942,772 CITI
**
3/17/2021 365,026
INR 2,009,206,647 USD 26,942,844 JPMC
**
3/17/2021 364,954
JPY 22,538,556,280 USD 217,401,151 CITI 3/17/2021 1,057,817
JPY 22,538,556,280 USD 217,401,423 JPMC 3/17/2021 1,057,546
KRW 319,995,237,922 USD 288,445,565 CITI
**
3/17/2021 5,637,738
KRW 319,995,237,918 USD 288,446,201 JPMC
**
3/17/2021 5,637,103
MXN 46,836,000 USD 2,310,300 CITI 3/17/2021 24,434
MXN 46,836,000 USD 2,310,303 JPMC 3/17/2021 24,429
NOK 692,115,502 USD 78,154,197 CITI 3/17/2021 2,546,151
NOK 692,115,498 USD 78,154,294 JPMC 3/17/2021 2,546,053
NZD 457,426,474 USD 319,612,967 CITI 3/17/2021 9,608,151
NZD 457,426,464 USD 319,613,360 JPMC 3/17/2021 9,607,751
PHP 1,360,275,404 USD 28,061,824 CITI
**
3/17/2021 162,994
PHP 1,360,275,404 USD 28,061,859 JPMC
**
3/17/2021 162,959
PLN 197,322,000 USD 52,371,409 CITI 3/17/2021 466,347
PLN 197,322,000 USD 52,371,474 JPMC 3/17/2021 466,282
SEK 1,558,159,625 USD 183,451,134 CITI 3/17/2021 6,077,743
SEK 1,558,159,624 USD 183,451,364 JPMC 3/17/2021 6,077,513
SGD 14,577,000 USD 10,903,753 CITI 3/17/2021 126,835
SGD 14,577,000 USD 10,903,767 JPMC 3/17/2021 126,822
TWD 1,337,438,478 USD 47,729,851 CITI
**
3/17/2021 452,355
TWD 1,337,438,473 USD 47,729,910 JPMC
**
3/17/2021 452,294
USD 25,464,620 CHF 22,416,500 CITI 3/17/2021 90,490
USD 25,464,588 CHF 22,416,500 JPMC 3/17/2021 90,458
USD 855,077 CLP 606,228,500 CITI
**
3/17/2021 1,788
USD 855,076 CLP 606,228,500 JPMC
**
3/17/2021 1,787
USD 19,516,724 EUR 15,882,500 CITI 3/17/2021 82,436
USD 19,516,699 EUR 15,882,500 JPMC 3/17/2021 82,412
USD 3,322,149 HUF 984,302,000 CITI 3/17/2021 6,672
USD 3,322,145 HUF 984,302,000 JPMC 3/17/2021 6,668
USD 12,091,408 KRW 13,093,301,000 CITI
**
3/17/2021 58,350
USD 12,091,442 KRW 13,093,301,000 JPMC
**
3/17/2021 58,384
USD 52,685 MXN 1,054,500 CITI 3/17/2021 119
USD 52,685 MXN 1,054,500 JPMC 3/17/2021 120
USD 802,155 PHP 38,655,500 CITI
**
3/17/2021 79
USD 802,154 PHP 38,655,500 JPMC
**
3/17/2021 78
USD 64,261,436 PLN 237,504,748 CITI 3/17/2021 663,773
USD 64,261,356 PLN 237,504,748 JPMC 3/17/2021 663,694
USD 27,895 SEK 228,500 CITI 3/17/2021 101
USD 27,895 SEK 228,500 JPMC 3/17/2021 101
USD 13,291,348 TWD 366,943,500 CITI
**
3/17/2021 71,938
USD 13,291,271 TWD 366,943,500 JPMC
**
3/17/2021 71,861
USD 1,096,309 ZAR 16,188,000 CITI 3/17/2021 4,671
USD 1,096,308 ZAR 16,188,000 JPMC 3/17/2021 4,670
ZAR 551,808,500 USD 35,802,223 CITI 3/17/2021 1,408,968
ZAR 551,808,500 USD 35,802,268 JPMC 3/17/2021 1,408,924
Total unrealized appreciation 114,465,534
BRL 3,518,000 USD 681,134 CITI
**
3/17/2021 (4,894)
BRL 3,518,000 USD 681,134 JPMC
**
3/17/2021 (4,897)
CAD 23,106,000 USD 18,172,162 CITI 3/17/2021 (16,302)
CAD 23,106,000 USD 18,172,184 JPMC 3/17/2021 (16,325)
EUR 143,501,500 USD 176,043,785 CITI 3/17/2021 (451,186)
EUR 143,501,500 USD 176,044,005 JPMC 3/17/2021 (451,407)
HUF 6,835,939,501 USD 23,256,230 CITI 3/17/2021 (230,366)

20
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
HUF 6,835,939,499 USD 23,256,259 JPMC 3/17/2021 $ (230,395)
ILS 92,500 USD 28,843 CITI 3/17/2021 (22)
ILS 92,500 USD 28,843 JPMC 3/17/2021 (22)
JPY 450,940,500 USD 4,372,043 CITI 3/17/2021 (1,222)
JPY 450,940,500 USD 4,372,049 JPMC 3/17/2021 (1,228)
MXN 20,632,000 USD 1,031,813 CITI 3/17/2021 (3,327)
MXN 20,632,000 USD 1,031,814 JPMC 3/17/2021 (3,327)
NZD 10,176,500 USD 7,356,324 CITI 3/17/2021 (32,046)
NZD 10,176,500 USD 7,356,334 JPMC 3/17/2021 (32,055)
PLN 449,979,500 USD 122,535,505 CITI 3/17/2021 (2,042,570)
PLN 449,979,500 USD 122,535,659 JPMC 3/17/2021 (2,042,723)
SEK 68,732,000 USD 8,365,445 CITI 3/17/2021 (5,134)
SEK 68,732,000 USD 8,365,456 JPMC 3/17/2021 (5,144)
TWD 334,326,000 USD 12,082,735 CITI
**
3/17/2021 (38,394)
TWD 334,326,000 USD 12,082,749 JPMC
**
3/17/2021 (38,408)
USD 79,776,105 AUD 107,696,500 CITI 3/17/2021 (3,301,909)
USD 79,776,005 AUD 107,696,500 JPMC 3/17/2021 (3,302,009)
USD 8,752,658 BRL 46,639,996 CITI
**
3/17/2021 (212,594)
USD 8,752,647 BRL 46,639,996 JPMC
**
3/17/2021 (212,605)
USD 381,870,375 CAD 496,617,522 CITI 3/17/2021 (8,353,719)
USD 381,869,895 CAD 496,617,519 JPMC 3/17/2021 (8,354,197)
USD 51,122,822 CHF 45,547,500 CITI 3/17/2021 (434,209)
USD 51,122,758 CHF 45,547,500 JPMC 3/17/2021 (434,273)
USD 6,977,020 CLP 5,185,618,000 CITI
**
3/17/2021 (321,924)
USD 6,977,012 CLP 5,185,618,000 JPMC
**
3/17/2021 (321,932)
USD 1,216,623 COP 4,410,124,816 CITI
**
3/17/2021 (72,381)
USD 1,216,622 COP 4,410,124,808 JPMC
**
3/17/2021 (72,383)
USD 381,965,693 EUR 317,205,460 CITI 3/17/2021 (6,176,109)
USD 381,965,210 EUR 317,205,456 JPMC 3/17/2021 (6,176,587)
USD 230,007,589 GBP 172,103,510 CITI 3/17/2021 (5,449,233)
USD 230,007,296 GBP 172,103,506 JPMC 3/17/2021 (5,449,520)
USD 41,595,118 HUF 12,631,188,360 CITI 3/17/2021 (951,196)
USD 41,595,066 HUF 12,631,188,358 JPMC 3/17/2021 (951,249)
USD 13,331,846 IDR 190,228,735,501 CITI
**
3/17/2021 (268,558)
USD 13,331,963 IDR 190,228,735,499 JPMC
**
3/17/2021 (268,441)
USD 5,793,427 ILS 18,902,500 CITI 3/17/2021 (96,288)
USD 5,793,420 ILS 18,902,500 JPMC 3/17/2021 (96,295)
USD 19,190,312 INR 1,428,430,500 CITI
**
3/17/2021 (223,964)
USD 19,190,747 INR 1,428,430,500 JPMC
**
3/17/2021 (223,529)
USD 264,677,456 JPY 27,564,290,000 CITI 3/17/2021 (2,494,331)
USD 264,677,125 JPY 27,564,290,000 JPMC 3/17/2021 (2,494,662)
USD 109,226,401 KRW 120,487,139,000 CITI
**
3/17/2021 (1,504,172)
USD 109,226,270 KRW 120,487,139,000 JPMC
**
3/17/2021 (1,504,302)
USD 667,247 MXN 13,461,878 CITI 3/17/2021 (3,816)
USD 667,246 MXN 13,461,874 JPMC 3/17/2021 (3,817)
USD 76,845,628 NOK 691,753,500 CITI 3/17/2021 (3,812,510)
USD 76,845,532 NOK 691,753,496 JPMC 3/17/2021 (3,812,606)
USD 311,048,410 NZD 439,884,000 CITI 3/17/2021 (5,546,958)
USD 311,048,021 NZD 439,884,000 JPMC 3/17/2021 (5,547,346)
USD 14,552,923 PHP 703,468,500 CITI
**
3/17/2021 (43,585)
USD 14,552,848 PHP 703,468,500 JPMC
**
3/17/2021 (43,661)
USD 133,537,888 PLN 501,974,244 CITI 3/17/2021 (877,901)
USD 133,537,722 PLN 501,974,244 JPMC 3/17/2021 (878,069)
USD 66,966,982 SEK 567,714,000 CITI 3/17/2021 (2,087,687)
USD 66,966,899 SEK 567,714,000 JPMC 3/17/2021 (2,087,770)
USD 8,653,649 SGD 11,584,000 CITI 3/17/2021 (112,101)
USD 8,653,638 SGD 11,584,000 JPMC 3/17/2021 (112,112)
USD 21,048,716 TWD 589,781,501 CITI
**
3/17/2021 (198,597)

21
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 21,048,689 TWD 589,781,499 JPMC
**
3/17/2021 $ (198,623)
USD 19,048,567 ZAR 295,677,448 CITI 3/17/2021 (890,434)
USD 19,048,543 ZAR 295,677,448 JPMC 3/17/2021 (890,458)
ZAR 35,544,000 USD 2,404,137 CITI 3/17/2021 (7,228)
ZAR 35,544,000 USD 2,404,140 JPMC 3/17/2021 (7,232)
Total unrealized depreciation (92,536,476)
Net unrealized appreciation $ 21,929,058
** Non-deliverable forward.
Collateral pledged to, or (received from), each counterparty at December 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 10,155,017 $ 10,155,017
CITI
Cash (11,910,115) – (11,910,115)
Investment Companies 30,098,938 – 30,098,938
GSCO
Cash – (669,337) (669,337)
U.S. Treasury Bills – 15,895,259 15,895,259
GSIN
U.S. Treasury Bills 9,997 – 9,997
JPMC
Investment Companies 46,572,570 – 46,572,570
JPMS
Cash – 25,191,996 25,191,996
MLIN
Cash (2,730,007) – (2,730,007)
MSCL
Cash – 410,220 410,220
U.S. Treasury Bills – 3,815,855 3,815,855
MSCS
Cash 6,378 – 6,378

22
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2020
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Cash $ (4,283,302) $ – $ (4,283,302)
Investment Companies 2,259,085 – 2,259,085
GSCO
Cash – 433,264 433,264
U.S. Treasury Bills – 1,689,081 1,689,081
GSIN
Cash (9,741,257) – (9,741,257)
U.S. Treasury Bills 15,608,827 – 15,608,827
JPPC
Cash – 4,444,611 4,444,611
MACQ
Cash (170,005) – (170,005)
MLIN
Cash 789,947 – 789,947
MSCL
Cash – (7,047,254) (7,047,254)
U.S. Treasury Bills – 13,750,625 13,750,625
SOCG
Cash (3,450,067) – (3,450,067)

23
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2020
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 93.9%
INVESTMENT COMPANIES - 25.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(a)(b) 6,115,682 6,115,682
Limited Purpose Cash Investment
Fund, 0.03% (1)(a) 23,588,173 23,578,738
TOTAL INVESTMENT COMPANIES
(Cost $29,695,550) 29,694,420
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 68.9%
U.S. Treasury Bills
0.13%, 1/21/2021 (c) $ 368,000 367,992
0.13%, 1/28/2021 (c) 2,318,000 2,317,911
0.11%, 2/4/2021 (c) 10,590,000 10,589,498
0.12%, 2/11/2021 (c)(d) 8,152,000 8 ,151,484
0.12%, 2/18/2021 (c)(e) 1,253,000 1,252,898
0.12%, 2/25/2021 (c)(f) 1,642,000 1,641,840
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 68.9% (continued)
0.13%, 3/11/2021 (c) $ 285,000 284,961
0.12%, 3/18/2021 (c)(f) 1,088,000 1,087,846
0.10%, 3/25/2021 (c) 801,000 800,867
0.11%, 4/8/2021 (c)(f) 3,156,000 3,155,382
0.12%, 4/22/2021 (c) 21,793,000 21,787,769
0.11%, 5/6/2021 (c) 2,612,000 2,611,270
0.10%, 5/20/2021 (c) 11,630,000 11,626,430
0.08%, 6/17/2021 (c) 997,000 996,625
0.10%, 7/1/2021 (c) 14,966,000 14,959,698
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $81,625,475) 81,632,471
TOTAL SHORT-TERM INVESTMENTS
(Cost $111,321,025) 111,326,891
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 93.9%
(Cost $111,321,025) 111,326,891
OTHER ASSETS IN EXCESS OF
LIABILITIES - 6.1% (g) 7,243,012
NET ASSETS - 100.0% 118,569,903
(a) Represents 7-day effective yield as of December 31, 2020.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for futures contracts.
(e) All or a portion of the security pledged as collateral for swap and futures contracts.
(f) All or a portion of the security pledged as collateral for swap contracts.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Total return swap contracts outstanding as of December 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/19/2021 USD 1,597,200 $ 104,032
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/05/2021 USD 39,060 3,580
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/05/2021 USD 195,300 17,088
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/05/2021 USD 3,124,800 281,264
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/05/2021 USD 3,945,060 355,995

24
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/28/2021 HKD 20,414,250 $ 70,863
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/28/2021 HKD 39,058,650 124,825
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 02/17/2021 BRL 1,192,300 7,062
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/11/2021 KRW 291,862,500 18,968
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/19/2021 USD 2,163,150 248,601
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/19/2021 USD 5,309,550 609,952
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/19/2021 USD 1,374,080 153,585
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/19/2021 USD 3,091,680 349,386
Soybean Oil
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/19/2021 USD 2,951,040 319,595
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/19/2021 CHF 1,064,400 36,958
Wheat March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/19/2021 USD 2,562,000 136,824
Wheat March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/19/2021 USD 4,099,200 216,954
3,055,532
Cotton No. 2
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 02/05/2021 USD (3,124,800) (262,458)
Cotton No. 2
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 02/05/2021 USD (664,020) (16,880)
Cotton No. 2
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 02/05/2021 USD (195,300) (6,040)
Cotton No. 2
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 02/05/2021 USD (39,060) (1,770)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 02/19/2021 USD (2,163,150) (59,471)

25
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2020
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 02/19/2021 USD (2,163,150) $ (186,127)
Soybean Meal
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 02/19/2021 USD (1,331,140) (102,931)
Soybean Oil
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 02/19/2021 USD (1,297,440) (84,709)
TAIEX Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/20/2021 TWD (2,935,600) (1,466)
Wheat March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 02/19/2021 USD (2,562,000) (221,346)
Wheat March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 02/19/2021 USD (1,313,025) (102,821)
(1,046,019)
$ 2,009,513
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 5 1/2021 EUR $ 762,957 $ 5,031
HSCEI 5 1/2021 HKD 345,084 8,679
LME Aluminum Base Metal 1 1/2021 USD 49,475 3,430
LME Aluminum Base Metal 1 1/2021 USD 49,471 3,555
LME Aluminum Base Metal 2 1/2021 USD 98,753 7,525
LME Aluminum Base Metal 2 1/2021 USD 98,729 10,023
LME Aluminum Base Metal 3 1/2021 USD 148,425 9,986
LME Aluminum Base Metal 3 1/2021 USD 148,276 9,476
LME Aluminum Base Metal 3 1/2021 USD 148,406 11,748
LME Aluminum Base Metal 4 1/2021 USD 199,812 26,700
LME Aluminum Base Metal 4 1/2021 USD 197,875 15,863
LME Aluminum Base Metal 7 1/2021 USD 346,288 21,096
LME Aluminum Base Metal 9 1/2021 USD 444,938 27,918
LME Aluminum Base Metal 14 1/2021 USD 692,199 43,323
LME Aluminum Base Metal 14 1/2021 USD 692,563 56,921
LME Aluminum Base Metal 17 1/2021 USD 840,620 52,652
LME Copper Base Metal 1 1/2021 USD 193,931 24,631
LME Copper Base Metal 1 1/2021 USD 193,744 30,491
LME Copper Base Metal 1 1/2021 USD 193,870 27,118
LME Copper Base Metal 1 1/2021 USD 193,789 24,974
LME Copper Base Metal 1 1/2021 USD 193,781 25,629
LME Copper Base Metal 1 1/2021 USD 193,804 23,644
LME Copper Base Metal 2 1/2021 USD 387,593 47,672
LME Copper Base Metal 2 1/2021 USD 387,524 59,444
LME Copper Base Metal 3 1/2021 USD 581,175 88,549

26
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 3 1/2021 USD $ 581,456 $ 63,794
LME Copper Base Metal 4 1/2021 USD 783,400 124,514
LME Copper Base Metal 5 1/2021 USD 969,531 135,362
LME Nickel Base Metal 1 1/2021 USD 99,342 10,839
LME Nickel Base Metal 1 1/2021 USD 99,422 6,220
LME Nickel Base Metal 1 1/2021 USD 99,336 11,343
LME Nickel Base Metal 2 1/2021 USD 198,642 25,728
LME Nickel Base Metal 3 1/2021 USD 298,293 12,008
LME Nickel Base Metal 3 1/2021 USD 298,306 23,637
LME Nickel Base Metal 3 1/2021 USD 298,093 23,947
LME Nickel Base Metal 3 1/2021 USD 300,951 44,172
LME Nickel Base Metal 3 1/2021 USD 298,126 23,980
LME Nickel Base Metal 4 1/2021 USD 397,705 20,627
LME Nickel Base Metal 4 1/2021 USD 397,596 16,596
LME Nickel Base Metal 4 1/2021 USD 397,596 12,354
LME Nickel Base Metal 4 1/2021 USD 397,479 33,272
LME Nickel Base Metal 4 1/2021 USD 397,596 20,267
LME Nickel Base Metal 5 1/2021 USD 497,018 23,359
LME Nickel Base Metal 18 1/2021 USD 1,788,858 104,883
LME Zinc Base Metal 1 1/2021 USD 68,265 8,962
LME Zinc Base Metal 2 1/2021 USD 136,492 19,461
LME Zinc Base Metal 2 1/2021 USD 136,517 18,411
LME Zinc Base Metal 3 1/2021 USD 205,139 15,106
LME Zinc Base Metal 3 1/2021 USD 204,700 30,826
LME Zinc Base Metal 3 1/2021 USD 205,118 14,422
LME Zinc Base Metal 4 1/2021 USD 273,433 19,209
LME Zinc Base Metal 4 1/2021 USD 273,462 18,864
LME Zinc Base Metal 4 1/2021 USD 273,333 16,362
LME Zinc Base Metal 5 1/2021 USD 345,594 52,704
LME Zinc Base Metal 11 1/2021 USD 751,666 44,260
MSCI Singapore Index 5 1/2021 SGD 122,314 (529)
NY Harbor ULSD 4 1/2021 USD 249,312 8,419
OMXS30 Index 14 1/2021 SEK 319,601 (2,326)
RBOB Gasoline 3 1/2021 USD 177,673 5,670
SGX FTSE China A50 Index 375 1/2021 USD 6,642,000 222,435
SGX NIFTY 50 Index 8 1/2021 USD 224,256 246
100 oz Gold 32 2/2021 USD 6,064,320 49,994
Lean Hogs 1 2/2021 USD 28,110 1,075
LME Aluminum Base Metal 1 2/2021 USD 49,368 775
LME Aluminum Base Metal 1 2/2021 USD 49,375 294
LME Aluminum Base Metal 1 2/2021 USD 49,339 1,161
LME Aluminum Base Metal 1 2/2021 USD 49,469 3,416
LME Aluminum Base Metal 2 2/2021 USD 98,700 (1,075)
LME Aluminum Base Metal 3 2/2021 USD 147,975 5,054
LME Aluminum Base Metal 3 2/2021 USD 148,088 (1,448)
LME Aluminum Base Metal 4 2/2021 USD 197,329 5,522
LME Aluminum Base Metal 4 2/2021 USD 197,440 (1,283)
LME Aluminum Base Metal 5 2/2021 USD 247,344 10,335
LME Aluminum Base Metal 6 2/2021 USD 296,175 (1,965)
LME Aluminum Base Metal 7 2/2021 USD 345,538 (3,654)
LME Aluminum Base Metal 8 2/2021 USD 394,850 (1,549)
LME Aluminum Base Metal 9 2/2021 USD 445,219 22,483
LME Copper Base Metal 1 2/2021 USD 193,931 15,685
LME Copper Base Metal 1 2/2021 USD 193,853 23,870
LME Copper Base Metal 1 2/2021 USD 193,933 12,955
LME Copper Base Metal 1 2/2021 USD 193,938 19,935

27
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 2/2021 USD $ 193,919 $ 17,741
LME Copper Base Metal 1 2/2021 USD 193,981 20,228
LME Copper Base Metal 1 2/2021 USD 193,881 23,952
LME Copper Base Metal 1 2/2021 USD 193,867 25,673
LME Copper Base Metal 2 2/2021 USD 387,933 39,502
LME Copper Base Metal 2 2/2021 USD 387,904 40,929
LME Nickel Base Metal 1 2/2021 USD 99,517 2,786
LME Nickel Base Metal 1 2/2021 USD 99,486 4,591
LME Nickel Base Metal 1 2/2021 USD 99,495 4,392
LME Nickel Base Metal 1 2/2021 USD 99,490 4,457
LME Nickel Base Metal 1 2/2021 USD 99,522 4,881
LME Nickel Base Metal 2 2/2021 USD 199,084 6,218
LME Nickel Base Metal 2 2/2021 USD 199,101 4,804
LME Nickel Base Metal 2 2/2021 USD 198,935 12,970
LME Nickel Base Metal 3 2/2021 USD 298,498 11,918
LME Nickel Base Metal 3 2/2021 USD 298,665 3,281
LME Zinc Base Metal 1 2/2021 USD 68,596 (830)
LME Zinc Base Metal 1 2/2021 USD 68,587 (164)
LME Zinc Base Metal 1 2/2021 USD 68,530 78
LME Zinc Base Metal 1 2/2021 USD 68,577 139
LME Zinc Base Metal 2 2/2021 USD 136,835 8,620
LME Zinc Base Metal 2 2/2021 USD 136,872 6,827
LME Zinc Base Metal 2 2/2021 USD 136,982 4,378
LME Zinc Base Metal 4 2/2021 USD 273,706 17,508
Low Sulphur Gasoil 1 2/2021 USD 42,300 575
Sugar No. 11 135 2/2021 USD 2,342,088 139,080
Australia 10 Year Bond 8 3/2021 AUD 908,056 823
Australia 3 Year Bond 458 3/2021 AUD 41,466,821 26,840
Canada 10 Year Bond 57 3/2021 CAD 6,676,644 7,104
Cocoa 1 3/2021 USD 26,030 (1,055)
Coffee 'C' 30 3/2021 USD 1,442,813 31,577
Copper 38 3/2021 USD 3,343,050 192,063
Corn 103 3/2021 USD 2,492,600 274,231
Cotton No. 2 17 3/2021 USD 664,020 7,683
DAX Index 2 3/2021 EUR 839,640 14,632
DJIA CBOT E-Mini Index 7 3/2021 USD 1,067,395 20,407
EURO STOXX 50 Index 15 3/2021 EUR 650,529 2,638
Euro-Bobl 87 3/2021 EUR 14,367,410 (39,426)
Euro-BTP 26 3/2021 EUR 4,828,278 30,144
Euro-Bund 65 3/2021 EUR 14,105,904 (2,693)
Euro-Buxl 25 3/2021 EUR 6,879,111 6,506
Euro-OAT 99 3/2021 EUR 20,301,551 56,335
FTSE/JSE Top 40 Index 9 3/2021 ZAR 334,540 (1,278)
KC HRW Wheat 65 3/2021 USD 1,961,375 114,108
LME Aluminum Base Metal 1 3/2021 USD 49,405 (1,773)
LME Aluminum Base Metal 3 3/2021 USD 148,232 (4,252)
LME Aluminum Base Metal 3 3/2021 USD 148,275 (7,059)
LME Aluminum Base Metal 4 3/2021 USD 197,600 (4,212)
LME Aluminum Base Metal 4 3/2021 USD 197,725 (6,287)
LME Aluminum Base Metal 5 3/2021 USD 247,270 (3,775)
LME Aluminum Base Metal 5 3/2021 USD 247,173 (8,590)
LME Aluminum Base Metal 5 3/2021 USD 247,250 (6,527)
LME Aluminum Base Metal 5 3/2021 USD 246,950 (10,190)
LME Aluminum Base Metal 7 3/2021 USD 345,800 (15,421)
LME Aluminum Base Metal 10 3/2021 USD 494,813 (4,945)
LME Aluminum Base Metal 13 3/2021 USD 642,200 (18,888)

28
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 120 3/2021 USD $ 5,932,500 $ (184,527)
LME Copper Base Metal 1 3/2021 USD 193,985 2,732
LME Copper Base Metal 1 3/2021 USD 194,026 148
LME Copper Base Metal 1 3/2021 USD 194,094 (5,684)
LME Copper Base Metal 1 3/2021 USD 194,119 (184)
LME Copper Base Metal 1 3/2021 USD 194,163 (1,965)
LME Copper Base Metal 1 3/2021 USD 194,094 341
LME Copper Base Metal 1 3/2021 USD 194,080 2,152
LME Copper Base Metal 1 3/2021 USD 194,114 (4,514)
LME Copper Base Metal 1 3/2021 USD 194,012 2,259
LME Copper Base Metal 2 3/2021 USD 387,997 3,991
LME Copper Base Metal 22 3/2021 USD 4,271,713 112,739
LME Nickel Base Metal 1 3/2021 USD 99,570 2,572
LME Nickel Base Metal 1 3/2021 USD 99,675 (1,283)
LME Nickel Base Metal 1 3/2021 USD 99,640 (6,593)
LME Nickel Base Metal 1 3/2021 USD 99,620 (4,183)
LME Nickel Base Metal 1 3/2021 USD 99,605 1,622
LME Nickel Base Metal 2 3/2021 USD 199,290 (10,595)
LME Nickel Base Metal 2 3/2021 USD 199,308 (12,498)
LME Nickel Base Metal 25 3/2021 USD 2,491,200 56,710
LME Zinc Base Metal 1 3/2021 USD 68,642 (611)
LME Zinc Base Metal 1 3/2021 USD 68,740 (2,413)
LME Zinc Base Metal 1 3/2021 USD 68,707 (2,346)
LME Zinc Base Metal 1 3/2021 USD 68,691 (2,612)
LME Zinc Base Metal 1 3/2021 USD 68,771 (532)
LME Zinc Base Metal 1 3/2021 USD 68,699 (2,204)
LME Zinc Base Metal 2 3/2021 USD 137,365 (1,041)
LME Zinc Base Metal 2 3/2021 USD 137,299 (1,506)
LME Zinc Base Metal 2 3/2021 USD 137,473 (4,732)
LME Zinc Base Metal 3 3/2021 USD 206,162 (9,845)
LME Zinc Base Metal 41 3/2021 USD 2,818,063 (34,620)
Long Gilt 53 3/2021 GBP 9,823,600 29,672
MSCI EAFE E-Mini Index 17 3/2021 USD 1,811,180 22,742
MSCI Emerging Markets E-Mini Index 133 3/2021 USD 8,566,530 228,442
NASDAQ 100 E-Mini Index 3 3/2021 USD 773,130 29,179
Nikkei 225 Index 8 3/2021 JPY 2,125,999 82,231
Palladium 1 3/2021 USD 245,380 9,720
Russell 2000 E-Mini Index 8 3/2021 USD 789,920 25,280
S&P 500 E-Mini Index 5 3/2021 USD 937,200 26,460
S&P Midcap 400 E-Mini Index 4 3/2021 USD 921,400 22,771
S&P/TSX 60 Index 18 3/2021 CAD 2,909,922 (28,469)
Silver 6 3/2021 USD 792,360 20,973
Soybean Meal 5 3/2021 USD 214,700 2,128
SPI 200 Index 3 3/2021 AUD 377,978 (1,306)
TOPIX Index 12 3/2021 JPY 2,097,138 49,087
Wheat 12 3/2021 USD 384,300 3,101
Platinum 6 4/2021 USD 323,760 14,361
3 Month Canadian Bankers Acceptance 26 6/2021 CAD 5,083,726 1,373
3 Month Euro Euribor 109 6/2021 EUR 33,473,058 4,036
3 Month Eurodollar 46 6/2021 USD 11,481,025 4,117
3 Month Euroswiss 3 6/2021 CHF 853,778 (58)
3 Month Sterling 40 6/2021 GBP 6,838,868 3,224
ASX 90 Day Bank Accepted Bill 50 6/2021 AUD 38,545,600 8,564
3 Month Euro Euribor 243 9/2021 EUR 74,623,423 12,145
3 Month Eurodollar 66 9/2021 USD 16,471,950 5,159
3 Month Euroswiss 5 9/2021 CHF 1,422,823 (157)

29
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month Sterling 40 9/2021 GBP $ 6,840,919 $ 4,710
ASX 90 Day Bank Accepted Bill 11 9/2021 AUD 8,479,823 521
3 Month Euro Euribor 233 12/2021 EUR 71,556,057 7,803
3 Month Eurodollar 105 12/2021 USD 26,194,875 4,844
3 Month Euroswiss 4 12/2021 CHF 1,138,258 33
3 Month Sterling 48 12/2021 GBP 8,210,333 6,676
3 Month Euro Euribor 188 3/2022 EUR 57,733,347 11,271
3 Month Eurodollar 114 3/2022 USD 28,448,700 10,082
3 Month Sterling 152 3/2022 GBP 25,982,500 6,266
3 Month Euro Euribor 226 6/2022 EUR 69,399,402 12,435
3 Month Eurodollar 144 6/2022 USD 35,931,600 20,171
3 Month Sterling 150 6/2022 GBP 25,638,061 28,810
3 Month Euro Euribor 228 9/2022 EUR 70,010,074 3,453
3 Month Eurodollar 149 9/2022 USD 37,173,638 5,919
3 Month Sterling 82 9/2022 GBP 14,014,072 (885)
3 Month Euro Euribor 175 12/2022 EUR 53,730,458 2,532
3 Month Eurodollar 119 12/2022 USD 29,674,138 19,090
3 Month Sterling 43 12/2022 GBP 7,348,107 3,917
3,723,517
Short Contracts
Brent Crude Oil (16) 1/2021 USD (828,800) (9,253)
CAC 40 10 Euro Index (24) 1/2021 EUR (1,624,892) (397)
IBEX 35 Index (6) 1/2021 EUR (591,574) 3,754
LME Aluminum Base Metal (1) 1/2021 USD (49,475) (3,487)
LME Aluminum Base Metal (1) 1/2021 USD (49,471) (3,562)
LME Aluminum Base Metal (2) 1/2021 USD (98,753) (8,209)
LME Aluminum Base Metal (2) 1/2021 USD (98,729) (9,833)
LME Aluminum Base Metal (3) 1/2021 USD (148,406) (11,873)
LME Aluminum Base Metal (3) 1/2021 USD (148,276) (9,535)
LME Aluminum Base Metal (3) 1/2021 USD (148,425) (9,976)
LME Aluminum Base Metal (4) 1/2021 USD (197,875) (16,589)
LME Aluminum Base Metal (4) 1/2021 USD (199,812) (25,010)
LME Aluminum Base Metal (7) 1/2021 USD (346,288) (21,596)
LME Aluminum Base Metal (9) 1/2021 USD (444,938) (29,614)
LME Aluminum Base Metal (14) 1/2021 USD (692,563) (52,908)
LME Aluminum Base Metal (14) 1/2021 USD (692,199) (42,377)
LME Aluminum Base Metal (17) 1/2021 USD (840,620) (52,804)
LME Copper Base Metal (1) 1/2021 USD (193,789) (25,374)
LME Copper Base Metal (1) 1/2021 USD (193,781) (25,649)
LME Copper Base Metal (1) 1/2021 USD (193,744) (30,443)
LME Copper Base Metal (1) 1/2021 USD (193,870) (26,302)
LME Copper Base Metal (1) 1/2021 USD (193,931) (24,028)
LME Copper Base Metal (1) 1/2021 USD (193,804) (23,231)
LME Copper Base Metal (2) 1/2021 USD (387,524) (57,770)
LME Copper Base Metal (2) 1/2021 USD (387,593) (47,023)
LME Copper Base Metal (3) 1/2021 USD (581,456) (62,014)
LME Copper Base Metal (3) 1/2021 USD (581,175) (92,156)
LME Copper Base Metal (4) 1/2021 USD (783,400) (128,633)
LME Copper Base Metal (5) 1/2021 USD (969,531) (130,872)
LME Nickel Base Metal (1) 1/2021 USD (99,336) (11,449)
LME Nickel Base Metal (1) 1/2021 USD (99,342) (11,282)
LME Nickel Base Metal (1) 1/2021 USD (99,422) (6,285)
LME Nickel Base Metal (2) 1/2021 USD (198,642) (25,173)
LME Nickel Base Metal (3) 1/2021 USD (298,306) (23,374)
LME Nickel Base Metal (3) 1/2021 USD (298,126) (24,990)
LME Nickel Base Metal (3) 1/2021 USD (300,951) (42,897)

30
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (3) 1/2021 USD $ (298,093) $ (23,026)
LME Nickel Base Metal (3) 1/2021 USD (298,293) (9,005)
LME Nickel Base Metal (4) 1/2021 USD (397,705) (20,809)
LME Nickel Base Metal (4) 1/2021 USD (397,479) (32,571)
LME Nickel Base Metal (4) 1/2021 USD (397,596) (17,580)
LME Nickel Base Metal (4) 1/2021 USD (397,596) (12,089)
LME Nickel Base Metal (4) 1/2021 USD (397,596) (20,418)
LME Nickel Base Metal (5) 1/2021 USD (497,018) (22,972)
LME Nickel Base Metal (18) 1/2021 USD (1,788,858) (105,653)
LME Zinc Base Metal (1) 1/2021 USD (68,265) (8,897)
LME Zinc Base Metal (2) 1/2021 USD (136,492) (18,920)
LME Zinc Base Metal (2) 1/2021 USD (136,517) (17,748)
LME Zinc Base Metal (3) 1/2021 USD (205,139) (15,053)
LME Zinc Base Metal (3) 1/2021 USD (205,118) (13,276)
LME Zinc Base Metal (3) 1/2021 USD (204,700) (30,666)
LME Zinc Base Metal (4) 1/2021 USD (273,462) (18,273)
LME Zinc Base Metal (4) 1/2021 USD (273,333) (16,645)
LME Zinc Base Metal (4) 1/2021 USD (273,433) (18,943)
LME Zinc Base Metal (5) 1/2021 USD (345,594) (53,403)
LME Zinc Base Metal (11) 1/2021 USD (751,666) (44,777)
Natural Gas (16) 1/2021 USD (406,240) 6,465
WTI Crude Oil (4) 1/2021 USD (194,080) (6,798)
Live Cattle (20) 2/2021 USD (920,200) (7,250)
LME Aluminum Base Metal (1) 2/2021 USD (49,469) (3,375)
LME Aluminum Base Metal (1) 2/2021 USD (49,339) (1,145)
LME Aluminum Base Metal (1) 2/2021 USD (49,375) (177)
LME Aluminum Base Metal (1) 2/2021 USD (49,368) (708)
LME Aluminum Base Metal (2) 2/2021 USD (98,700) 845
LME Aluminum Base Metal (3) 2/2021 USD (147,975) (5,251)
LME Aluminum Base Metal (3) 2/2021 USD (148,088) 910
LME Aluminum Base Metal (4) 2/2021 USD (197,440) 938
LME Aluminum Base Metal (4) 2/2021 USD (197,329) (5,541)
LME Aluminum Base Metal (5) 2/2021 USD (247,344) (10,859)
LME Aluminum Base Metal (6) 2/2021 USD (296,175) 2,397
LME Aluminum Base Metal (7) 2/2021 USD (345,538) 3,579
LME Aluminum Base Metal (8) 2/2021 USD (394,850) 2,476
LME Aluminum Base Metal (9) 2/2021 USD (445,219) (26,520)
LME Copper Base Metal (1) 2/2021 USD (193,981) (19,868)
LME Copper Base Metal (1) 2/2021 USD (193,881) (24,059)
LME Copper Base Metal (1) 2/2021 USD (193,938) (19,875)
LME Copper Base Metal (1) 2/2021 USD (193,867) (25,432)
LME Copper Base Metal (1) 2/2021 USD (193,919) (17,521)
LME Copper Base Metal (1) 2/2021 USD (193,853) (23,908)
LME Copper Base Metal (1) 2/2021 USD (193,931) (15,521)
LME Copper Base Metal (1) 2/2021 USD (193,933) (13,383)
LME Copper Base Metal (2) 2/2021 USD (387,933) (40,739)
LME Copper Base Metal (2) 2/2021 USD (387,904) (42,887)
LME Nickel Base Metal (1) 2/2021 USD (99,495) (4,230)
LME Nickel Base Metal (1) 2/2021 USD (99,517) (2,800)
LME Nickel Base Metal (1) 2/2021 USD (99,486) (4,529)
LME Nickel Base Metal (1) 2/2021 USD (99,490) (4,423)
LME Nickel Base Metal (1) 2/2021 USD (99,522) (4,484)
LME Nickel Base Metal (2) 2/2021 USD (198,935) (13,564)
LME Nickel Base Metal (2) 2/2021 USD (199,084) (5,482)
LME Nickel Base Metal (2) 2/2021 USD (199,101) (5,127)
LME Nickel Base Metal (3) 2/2021 USD (298,498) (11,886)

31
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (3) 2/2021 USD $ (298,665) $ (3,294)
LME Zinc Base Metal (1) 2/2021 USD (68,577) (130)
LME Zinc Base Metal (1) 2/2021 USD (68,596) 751
LME Zinc Base Metal (1) 2/2021 USD (68,587) 111
LME Zinc Base Metal (1) 2/2021 USD (68,530) 69
LME Zinc Base Metal (2) 2/2021 USD (136,835) (8,916)
LME Zinc Base Metal (2) 2/2021 USD (136,982) (4,899)
LME Zinc Base Metal (2) 2/2021 USD (136,872) (7,715)
LME Zinc Base Metal (4) 2/2021 USD (273,706) (19,978)
Cocoa (23) 3/2021 GBP (546,330) (14,159)
Euro-Schatz (95) 3/2021 EUR (13,030,272) (138)
FTSE 100 Index (6) 3/2021 GBP (526,761) 11,331
Japan 10 Year Bond (14) 3/2021 JPY (20,598,325) 8,808
LME Aluminum Base Metal (1) 3/2021 USD (49,405) 1,754
LME Aluminum Base Metal (3) 3/2021 USD (148,232) 4,099
LME Aluminum Base Metal (3) 3/2021 USD (148,275) 6,039
LME Aluminum Base Metal (4) 3/2021 USD (197,600) 4,399
LME Aluminum Base Metal (4) 3/2021 USD (197,725) 6,002
LME Aluminum Base Metal (5) 3/2021 USD (246,950) 10,406
LME Aluminum Base Metal (5) 3/2021 USD (247,250) 6,510
LME Aluminum Base Metal (5) 3/2021 USD (247,173) 8,462
LME Aluminum Base Metal (5) 3/2021 USD (247,270) 3,215
LME Aluminum Base Metal (7) 3/2021 USD (345,800) 14,029
LME Aluminum Base Metal (10) 3/2021 USD (494,813) 5,096
LME Aluminum Base Metal (13) 3/2021 USD (642,200) 17,374
LME Aluminum Base Metal (55) 3/2021 USD (2,719,063) 92,070
LME Copper Base Metal (1) 3/2021 USD (194,012) (2,254)
LME Copper Base Metal (1) 3/2021 USD (194,080) (1,631)
LME Copper Base Metal (1) 3/2021 USD (194,094) (554)
LME Copper Base Metal (1) 3/2021 USD (194,026) (27)
LME Copper Base Metal (1) 3/2021 USD (194,119) 304
LME Copper Base Metal (1) 3/2021 USD (194,114) 4,272
LME Copper Base Metal (1) 3/2021 USD (194,094) 5,578
LME Copper Base Metal (1) 3/2021 USD (194,163) 1,897
LME Copper Base Metal (1) 3/2021 USD (193,985) (2,236)
LME Copper Base Metal (2) 3/2021 USD (387,997) (5,918)
LME Copper Base Metal (13) 3/2021 USD (2,524,194) (9,527)
LME Nickel Base Metal (1) 3/2021 USD (99,675) 1,064
LME Nickel Base Metal (1) 3/2021 USD (99,640) 6,710
LME Nickel Base Metal (1) 3/2021 USD (99,620) 4,496
LME Nickel Base Metal (1) 3/2021 USD (99,605) (1,403)
LME Nickel Base Metal (1) 3/2021 USD (99,570) (2,793)
LME Nickel Base Metal (2) 3/2021 USD (199,308) 12,276
LME Nickel Base Metal (2) 3/2021 USD (199,290) 10,746
LME Nickel Base Metal (8) 3/2021 USD (797,184) 37,569
LME Zinc Base Metal (1) 3/2021 USD (68,740) 2,204
LME Zinc Base Metal (1) 3/2021 USD (68,771) 410
LME Zinc Base Metal (1) 3/2021 USD (68,642) 262
LME Zinc Base Metal (1) 3/2021 USD (68,707) 2,362
LME Zinc Base Metal (1) 3/2021 USD (68,691) 2,473
LME Zinc Base Metal (1) 3/2021 USD (68,699) 2,176
LME Zinc Base Metal (2) 3/2021 USD (137,299) 1,376
LME Zinc Base Metal (2) 3/2021 USD (137,365) 1,789
LME Zinc Base Metal (2) 3/2021 USD (137,473) 4,812
LME Zinc Base Metal (3) 3/2021 USD (206,162) 9,595
LME Zinc Base Metal (16) 3/2021 USD (1,099,732) 32,739

32
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2020
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
U.S. Treasury 10 Year Note (11) 3/2021 USD $ (1,518,859) $ (2,036)
U.S. Treasury 2 Year Note (66) 3/2021 USD (14,584,453) (11,141)
U.S. Treasury 5 Year Note (30) 3/2021 USD (3,784,922) (7,624)
U.S. Treasury Long Bond (7) 3/2021 USD (1,212,313) 3,085
U.S. Treasury Ultra Bond (9) 3/2021 USD (1,922,063) (14,441)
(1,764,764)
$ 1,958,753
Forward foreign currency contracts outstanding as of December 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 34,437,004 USD 25,623,700 CITI 3/17/2021 $ 941,303
AUD 34,436,996 USD 25,623,726 JPMC 3/17/2021 941,271
BRL 4,521,500 USD 845,582 CITI
**
3/17/2021 23,552
BRL 4,521,500 USD 845,583 JPMC
**
3/17/2021 23,551
CAD 32,818,004 USD 25,509,405 CITI 3/17/2021 277,797
CAD 32,817,996 USD 25,509,430 JPMC 3/17/2021 277,764
CHF 4,344,000 USD 4,897,031 CITI 3/17/2021 20,116
CHF 4,344,000 USD 4,897,037 JPMC 3/17/2021 20,110
CLP 847,275,971 USD 1,122,523 CITI
**
3/17/2021 70,048
CLP 847,275,965 USD 1,122,525 JPMC
**
3/17/2021 70,047
COP 402,688,006 USD 115,229 CITI
**
3/17/2021 2,470
COP 402,687,994 USD 115,229 JPMC
**
3/17/2021 2,470
EUR 31,526,501 USD 38,125,571 CITI 3/17/2021 451,169
EUR 31,526,499 USD 38,125,616 JPMC 3/17/2021 451,123
GBP 13,232,001 USD 17,766,585 CITI 3/17/2021 336,270
GBP 13,231,999 USD 17,766,605 JPMC 3/17/2021 336,247
HUF 371,374,000 USD 1,226,952 CITI 3/17/2021 23,966
HUF 371,374,000 USD 1,226,954 JPMC 3/17/2021 23,965
IDR 24,936,051,159 USD 1,744,365 CITI
**
3/17/2021 38,438
IDR 24,936,051,153 USD 1,744,372 JPMC
**
3/17/2021 38,431
ILS 4,057,500 USD 1,220,295 CITI 3/17/2021 43,957
ILS 4,057,500 USD 1,220,296 JPMC 3/17/2021 43,956
INR 169,901,516 USD 2,278,422 CITI
**
3/17/2021 30,766
INR 169,901,516 USD 2,278,426 JPMC
**
3/17/2021 30,762
JPY 1,845,543,427 USD 17,797,599 CITI 3/17/2021 90,659
JPY 1,845,543,425 USD 17,797,621 JPMC 3/17/2021 90,638
KRW 22,596,402,877 USD 20,378,353 CITI
**
3/17/2021 388,283
KRW 22,596,402,876 USD 20,378,428 JPMC
**
3/17/2021 388,208
MXN 3,081,000 USD 152,060 CITI 3/17/2021 1,526
MXN 3,081,000 USD 152,060 JPMC 3/17/2021 1,525
NOK 57,181,500 USD 6,464,829 CITI 3/17/2021 202,508
NOK 57,181,500 USD 6,464,837 JPMC 3/17/2021 202,499
NZD 37,275,004 USD 26,050,591 CITI 3/17/2021 777,148
NZD 37,274,996 USD 26,050,618 JPMC 3/17/2021 777,116
PHP 101,190,502 USD 2,087,468 CITI
**
3/17/2021 12,168
PHP 101,190,498 USD 2,087,471 JPMC
**
3/17/2021 12,165
PLN 11,296,500 USD 3,005,570 CITI 3/17/2021 19,342
PLN 11,296,500 USD 3,005,574 JPMC 3/17/2021 19,339
SEK 121,001,000 USD 14,250,781 CITI 3/17/2021 467,341
SEK 121,001,000 USD 14,250,799 JPMC 3/17/2021 467,323

33
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2020
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SGD 1,168,501 USD 874,165 CITI 3/17/2021 $ 10,053
SGD 1,168,499 USD 874,165 JPMC 3/17/2021 10,052
TWD 110,936,004 USD 3,958,931 CITI
**
3/17/2021 37,619
TWD 110,935,996 USD 3,958,936 JPMC
**
3/17/2021 37,616
USD 2,159,508 CHF 1,901,500 CITI 3/17/2021 7,123
USD 2,159,505 CHF 1,901,500 JPMC 3/17/2021 7,121
USD 80,865 CLP 57,331,500 CITI
**
3/17/2021 169
USD 80,865 CLP 57,331,500 JPMC
**
3/17/2021 169
USD 1,721,493 EUR 1,400,500 CITI 3/17/2021 7,801
USD 1,721,491 EUR 1,400,500 JPMC 3/17/2021 7,798
USD 147,851 HUF 43,721,000 CITI 3/17/2021 584
USD 147,851 HUF 43,721,000 JPMC 3/17/2021 583
USD 1,075,970 KRW 1,165,180,000 CITI
**
3/17/2021 5,142
USD 1,075,974 KRW 1,165,180,000 JPMC
**
3/17/2021 5,146
USD 101,925 PHP 4,911,500 CITI
**
3/17/2021 15
USD 101,925 PHP 4,911,500 JPMC
**
3/17/2021 14
USD 5,237,654 PLN 19,363,877 CITI 3/17/2021 52,506
USD 5,237,646 PLN 19,363,873 JPMC 3/17/2021 52,500
USD 1,069,120 TWD 29,509,000 CITI
**
3/17/2021 6,036
USD 1,069,113 TWD 29,509,000 JPMC
**
3/17/2021 6,029
USD 49,891 ZAR 736,000 CITI 3/17/2021 259
USD 49,891 ZAR 736,000 JPMC 3/17/2021 259
ZAR 40,938,000 USD 2,661,473 CITI 3/17/2021 99,181
ZAR 40,938,000 USD 2,661,476 JPMC 3/17/2021 99,177
Total unrealized appreciation 8,890,289
BRL 295,500 USD 57,209 CITI
**
3/17/2021 (407)
BRL 295,500 USD 57,209 JPMC
**
3/17/2021 (407)
CAD 718,500 USD 565,942 CITI 3/17/2021 (1,371)
CAD 718,500 USD 565,942 JPMC 3/17/2021 (1,371)
EUR 11,622,001 USD 14,258,871 CITI 3/17/2021 (37,853)
EUR 11,621,999 USD 14,258,887 JPMC 3/17/2021 (37,872)
HUF 582,382,500 USD 1,982,709 CITI 3/17/2021 (21,038)
HUF 582,382,500 USD 1,982,711 JPMC 3/17/2021 (21,041)
JPY 48,138,000 USD 466,721 CITI 3/17/2021 (135)
JPY 48,138,000 USD 466,722 JPMC 3/17/2021 (136)
MXN 2,015,500 USD 100,783 CITI 3/17/2021 (313)
MXN 2,015,500 USD 100,783 JPMC 3/17/2021 (313)
NZD 850,000 USD 614,739 CITI 3/17/2021 (2,973)
NZD 850,000 USD 614,740 JPMC 3/17/2021 (2,974)
PLN 38,658,004 USD 10,525,482 CITI 3/17/2021 (173,862)
PLN 38,657,996 USD 10,525,493 JPMC 3/17/2021 (173,876)
TWD 22,300,000 USD 805,914 CITI
**
3/17/2021 (2,539)
TWD 22,300,000 USD 805,915 JPMC
**
3/17/2021 (2,542)
USD 6,554,857 AUD 8,843,500 CITI 3/17/2021 (267,096)
USD 6,554,848 AUD 8,843,500 JPMC 3/17/2021 (267,104)
USD 856,312 BRL 4,563,000 CITI
**
3/17/2021 (20,799)
USD 856,311 BRL 4,563,000 JPMC
**
3/17/2021 (20,800)
USD 31,412,675 CAD 40,858,504 CITI 3/17/2021 (692,460)
USD 31,412,630 CAD 40,858,496 JPMC 3/17/2021 (692,499)
USD 4,250,358 CHF 3,786,000 CITI 3/17/2021 (35,166)
USD 4,250,352 CHF 3,786,000 JPMC 3/17/2021 (35,172)
USD 439,329 CLP 324,534,500 CITI
**
3/17/2021 (17,465)
USD 439,329 CLP 324,534,500 JPMC
**
3/17/2021 (17,465)
USD 94,588 COP 342,870,510 CITI
**
3/17/2021 (5,627)
USD 94,588 COP 342,870,498 JPMC
**
3/17/2021 (5,627)
USD 30,389,023 EUR 25,208,503 CITI 3/17/2021 (456,833)
USD 30,388,981 EUR 25,208,500 JPMC 3/17/2021 (456,870)
USD 18,421,316 GBP 13,778,002 CITI 3/17/2021 (428,530)

34
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2020
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 18,421,290 GBP 13,778,000 JPMC 3/17/2021 $ (428,553)
USD 3,336,148 HUF 1,012,510,516 CITI 3/17/2021 (74,347)
USD 3,336,144 HUF 1,012,510,516 JPMC 3/17/2021 (74,350)
USD 850,103 IDR 12,130,619,000 CITI
**
3/17/2021 (17,176)
USD 850,107 IDR 12,130,619,000 JPMC
**
3/17/2021 (17,172)
USD 554,010 ILS 1,806,500 CITI 3/17/2021 (8,866)
USD 554,010 ILS 1,806,500 JPMC 3/17/2021 (8,867)
USD 1,665,369 INR 123,982,000 CITI
**
3/17/2021 (19,712)
USD 1,665,411 INR 123,982,000 JPMC
**
3/17/2021 (19,669)
USD 21,679,253 JPY 2,257,581,001 CITI 3/17/2021 (202,752)
USD 21,679,226 JPY 2,257,580,999 JPMC 3/17/2021 (202,780)
USD 6,085,642 KRW 6,682,674,000 CITI
**
3/17/2021 (55,896)
USD 6,085,639 KRW 6,682,674,000 JPMC
**
3/17/2021 (55,899)
USD 46,179 MXN 929,999 CITI 3/17/2021 (181)
USD 46,178 MXN 929,993 JPMC 3/17/2021 (181)
USD 6,348,974 NOK 57,155,000 CITI 3/17/2021 (315,273)
USD 6,348,966 NOK 57,155,000 JPMC 3/17/2021 (315,281)
USD 25,431,724 NZD 35,935,500 CITI 3/17/2021 (431,942)
USD 25,431,692 NZD 35,935,500 JPMC 3/17/2021 (431,974)
USD 1,006,859 PHP 48,631,000 CITI
**
3/17/2021 (2,202)
USD 1,006,853 PHP 48,631,000 JPMC
**
3/17/2021 (2,208)
USD 10,032,408 PLN 37,707,127 CITI 3/17/2021 (64,591)
USD 10,032,394 PLN 37,707,122 JPMC 3/17/2021 (64,604)
USD 4,663,418 SEK 39,423,500 CITI 3/17/2021 (131,914)
USD 4,663,412 SEK 39,423,500 JPMC 3/17/2021 (131,920)
USD 695,972 SGD 931,501 CITI 3/17/2021 (8,906)
USD 695,969 SGD 931,499 JPMC 3/17/2021 (8,907)
USD 1,685,697 TWD 47,235,000 CITI
**
3/17/2021 (15,979)
USD 1,685,708 TWD 47,235,000 JPMC
**
3/17/2021 (15,967)
USD 1,345,549 ZAR 20,834,500 CITI 3/17/2021 (59,425)
USD 1,345,547 ZAR 20,834,500 JPMC 3/17/2021 (59,427)
ZAR 2,394,500 USD 162,057 CITI 3/17/2021 (584)
ZAR 2,394,500 USD 162,057 JPMC 3/17/2021 (584)
Total unrealized depreciation (7,148,625)
Net unrealized appreciation $ 1,741,664
** Non-deliverable forward.

35
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2020
Collateral pledged to, or (received from), each counterparty at December 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 948,868 $ 948,868
CITI
Cash (1,000,009) – (1,000,009)
Investment Companies 2,340,962 – 2,340,962
GSCO
Cash – 1,175,977 1,175,977
GSIN
U.S. Treasury Bills 119,977 – 119,977
JPMC
Investment Companies 3,573,177 – 3,573,177
JPMS
Cash – 2,031,723 2,031,723
MLIN
Cash (220,001) – (220,001)
MSCL
Cash – 199,511 199,511
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Cash $ (220,269) $ – $ (220,269)
Investment Companies 201,543 – 201,543
GSCO
Cash – 146,692 146,692
GSIN
Cash (1,040,146) – (1,040,146)
U.S. Treasury Bills 1,549,801 – 1,549,801
JPPC
Cash – 334,627 334,627
MSCL
Cash – (548,326) (548,326)
U.S. Treasury Bills – 1,079,892 1,079,892
SOCG
Cash (210,016) – (210,016)

36
Consolidated Schedule of Investments
AQR Funds | Annual Report | December 2020
December 31, 2020
The accompanying notes are an integral part of these financial statements.
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
COP - Colombian Peso
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The following abbreviations are used for counterparty descriptions:
BARC - Barclays Capital, Inc.
CITI - Citibank NA
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
JPPC - J.P. Morgan Securities plc
MACQ - Macquarie Bank Ltd.
MLIN - Merrill Lynch International
MSCL - Morgan Stanley & Co. LLC
MSCS - Morgan Stanley Capital Services LLC
SOCG - Societe Generale

Consolidated Statements of Assets and Liabilities
37
AQR Funds | Annual Report | December 31, 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR MANAGED
FUTURES
STRATEGY
FUND **
AQR MANAGED
FUTURES
STRATEGY HV
FUND **
ASSETS:
Investments in securities of unaffiliated issuers, at cost .......................................... $ 1,836,329,751 $ 111,321,025
Investments in securities of affiliated issuers, at cost ............................................ 342,397,374 —
Investments in securities of unaffiliated issuers, at value ......................................... $ 1,836,466,616 $ 111,326,891
Investments in securities of affiliated issuers, at value ........................................... 342,382,832 —
Cash ................................................................................ 454,944 20,000
Cash denominated in foreign currencies
‡
..................................................... — 16,335
Unrealized appreciation on forward foreign currency exchange contracts ............................. 114,465,534 8,890,289
Unrealized appreciation on OTC swaps ...................................................... 35,415,018 3,055,532
Due from broker ....................................................................... 649,688 8,237
Deposits with brokers for futures contracts .................................................... 55,602,420 6,047,799
Variation margin on futures contracts ........................................................ 3,423,093 283,212
Receivables:
Securities sold ...................................................................... 385,509,863 19,322,251
Dividends and interest ................................................................. 10,877 850
Capital shares sold ................................................................... 5,901,563 104,824
Prepaid expenses ...................................................................... 83,998 26,484
Total Assets 2,780,366,446 149,102,704
LIABILITIES:
Foreign currency due to custodian, at value ................................................... 169,590 —
Due to broker ......................................................................... 30,373,171 2,543,304
Unrealized depreciation on forward foreign currency exchange contracts ............................. 92,536,476 7,148,625
Unrealized depreciation on OTC swaps ...................................................... 10,477,356 1,046,019
Deposits from brokers for futures contracts ................................................... 123,129 —
Variation margin on futures contracts ........................................................ 990,918 83,186
Payables: – –
Securities purchased .................................................................. 385,573,403 19,324,838
Accrued investment advisory fees ........................................................ 2,195,949 142,083
Accrued distribution fees—Class N ....................................................... 115,181 1,193
Capital shares redeemed .............................................................. 7,336,285 169,752
Other accrued expenses and liabilities ....................................................... 837,044 73,801
Total Liabilities 530,728,502 30,532,801
Net Assets $ 2,249,637,944 $ 118,569,903
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ......................... $ 3,352,094,157 $ 222,148,510
Total distributable earnings (loss) .......................................................... (1,102,456,213) (103,578,607)
Net Assets $ 2,249,637,944 $ 118,569,903
NET ASSETS:
Class I .............................................................................. $ 1,445,071,787 $ 90,074,497
Class N .............................................................................. 367,278,111 3,140,932
Class R6 ............................................................................. 437,288,046 25,354,474
SHARES OUTSTANDING: – –
Class I .............................................................................. 184,061,144 13,033,808
Class N .............................................................................. 47,202,273 452,751
Class R6 ............................................................................. 55,630,961 3,657,794
NET ASSET VALUE: – –
Class I .............................................................................. $ 7.85 $ 6.91
Class N .............................................................................. $ 7.78 $ 6.94
Class R6 ............................................................................. $ 7.86 $ 6.93
‡
Cash denominated in foreign currencies, at cost .............................................. $ (174,735) $ 16,146
** See Note 2 in the Notes to Consolidated Financial Statements for additional information.

Consolidated Statements of Operations
38
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR MANAGED
FUTURES
STRATEGY
FUND**
AQR MANAGED
FUTURES
STRATEGY HV
FUND**
FOR THE
YEAR ENDED
DECEMBER 31,
2020
FOR THE
YEAR ENDED
DECEMBER 31,
2020
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers ................................................................... $ 545,107 $ 270,233
Affiliated issuers ..................................................................... 2,989,771 —
Interest income: — —
Unaffiliated issuers ................................................................... 24,837,316 1,847,472
Interfund lending income ................................................................. 8,329 —
Total Income 28,380,523 2,117,705
EXPENSES:
Investment advisory fees ................................................................. 38,559,819 3,525,687
Custody fees .......................................................................... 205,255 66,575
Administration & accounting fees ........................................................... 1,743,176 115,513
Legal fees ............................................................................ 112,308 11,667
Audit & tax fees ........................................................................ 141,265 121,092
Shareholder reporting fees ............................................................... 552,550 43,594
Transfer agent fees ..................................................................... 2,966,563 183,234
Trustee fees .......................................................................... 215,601 18,935
Distribution fees—Class N ................................................................ 3,264,137 51,232
Interest expense ....................................................................... 174,206 17,045
Recoupment of waiver .................................................................. — 561
Registration fees ....................................................................... 124,452 73,219
Other expenses ....................................................................... 90,807 5,789
Total Expenses 48,150,139 4,234,143
Less expense reimbursements ............................................................ — (233,038)
Net Expenses 48,150,139 4,001,105
Net Investment Income (Loss) (19,769,616) (1,883,400)
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION): – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ..................................... 54,263 39,855
Transactions in investment securities of affiliated issuers ....................................... 33,960 —
Distributions of capital gains received from affiliated issuers ..................................... 62,831 —
Settlement of foreign currency and foreign currency transactions ................................. (7,145,898) (569,366)
Settlement of forward foreign currency contracts ............................................. (253,267,654) (26,172,113)
Expiration or closing of futures contracts ................................................... 192,339,335 19,932,452
Expiration or closing of swap contracts .................................................... 38,344,823 3,615,052
Net realized gain (loss) (29,578,340) (3,154,120)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................................................ (1,630,474) (82,176)
Investment securities of affiliated issuers .................................................. (61,233) —
Foreign currency and foreign currency transactions ........................................... 194,317 13,248
Forward foreign currency exchange contracts ............................................... 26,115,667 2,145,706
Futures contracts .................................................................... (12,454,145) (1,551,978)
Swap contracts ...................................................................... 10,135,996 592,761
Net change in unrealized appreciation (depreciation) 22,300,128 1,117,561
Net realized gain (loss) and net change in unrealized appreciation (depreciation) (7,278,212) (2,036,559)
Net increase (decrease) in net assets resulting from operations $ (27,047,828) $ (3,919,959)
** See Note 2 in the Notes to Consolidated Financial Statements for additional information.

Consolidated Statements of Changes in Net Assets
(Continued)
39
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR MANAGED FUTURES
STRATEGY FUND **
AQR MANAGED FUTURES
STRATEGY HV FUND **
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
OPERATIONS:
Net investment income (loss) ........................ $ (19,769,616) $ 51,541,655 $ (1,883,400) $ 1,790,321
Net realized gain (loss) ............................. (29,578,340) 66,606,926 (3,154,120) 6,414,751
Net change in unrealized appreciation (depreciation) ....... 22,300,128 18,051,374 1,117,561 1,227,508
Net increase (decrease) in net assets resulting from
operations (27,047,828) 136,199,955 (3,919,959) 9,432,580
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (75,428,200) (72,188,260) (8,082,992) (6,093,026)
Class N ......................................... (14,770,173) (42,867,947) (296,485) (1,212,857)
Class R6 ........................................ (22,754,216) (18,402,528) (2,313,901) (3,954,833)
Total distributions (112,952,589) (133,458,735) (10,693,378) (11,260,716)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 531,599,733 899,174,831 77,762,774 76,270,170
Reinvestment of distributions ......................... 56,396,814 53,794,011 7,920,992 5,467,617
Cost of shares redeemed ........................... (1,374,462,278) (2,913,997,154) (144,969,798) (165,956,260)
Net increase (decrease) from capital transactions (786,465,731) (1,961,028,312) (59,286,032) (84,218,473)
CLASS N — — — —
Proceeds from shares sold .......................... 401,193,523 238,387,422 10,598,118 31,851,697
Reinvestment of distributions ......................... 14,726,218 42,833,600 296,282 1,211,674
Cost of shares redeemed ........................... (1,517,895,148) (571,721,426) (39,202,419) (61,787,054)
Net increase (decrease) from capital transactions (1,101,975,407) (290,500,404) (28,308,019) (28,723,683)
CLASS R6 — — — —
Proceeds from shares sold .......................... 148,126,627 188,451,274 23,000,382 45,535,658
Reinvestment of distributions ......................... 21,368,132 16,837,107 2,310,717 3,954,052
Cost of shares redeemed ........................... (293,840,514) (592,377,421) (91,147,642) (133,309,091)
Net increase (decrease) from capital transactions (124,345,755) (387,089,040) (65,836,543) (83,819,381)
Net increase (decrease) in net assets resulting from capital transactions (2,012,786,893) (2,638,617,756) (153,430,594) (196,761,537)
Total increase (decrease) in net assets (2,152,787,310) (2,635,876,536) (168,043,931) (198,589,673)
NET ASSETS:
Beginning of period ................................ 4,402,425,254 7,038,301,790 286,613,834 485,203,507
End of period ................................... $ 2,249,637,944 $ 4,402,425,254 $ 118,569,903 $ 286,613,834
$ — $ — $ — $ —

Consolidated Statements of Changes in Net Assets
40
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
AQR MANAGED FUTURES
STRATEGY FUND **
AQR MANAGED FUTURES
STRATEGY HV FUND **
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 278,773,489 505,883,440 20,878,442 31,271,904
Shares sold ..................................... 63,829,668 107,142,281 10,292,051 9,810,467
Shares issued on reinvestment of distributions ........... 7,343,335 6,512,592 1,185,777 721,322
Shares redeemed ................................. (165,885,348) (340,764,824) (19,322,462) (20,925,251)
Shares outstanding, end of period 184,061,144 278,773,489 13,033,808 20,878,442
CLASS N
Shares outstanding, beginning of period ................ 184,612,537 219,062,904 4,203,751 7,661,123
Shares sold ..................................... 48,737,807 28,511,192 1,393,169 4,195,977
Shares issued on reinvestment of distributions ........... 1,935,114 5,281,578 44,155 161,557
Shares redeemed ................................. (188,083,185) (68,243,137) (5,188,324) (7,814,906)
Shares outstanding, end of period 47,202,273 184,612,537 452,751 4,203,751
CLASS R6
Shares outstanding, beginning of period ................ 69,815,972 115,388,592 12,444,742 23,133,614
Shares sold ..................................... 17,970,866 22,138,454 2,996,716 5,804,880
Shares issued on reinvestment of distributions ........... 2,778,691 2,035,926 344,883 520,955
Shares redeemed ................................. (34,934,568) (69,747,000) (12,128,547) (17,014,707)
Shares outstanding, end of period 55,630,961 69,815,972 3,657,794 12,444,742
**
See Note 2 in the Notes to Consolidated Financial Statements for additional information.

42
Consolidated Financial Highlights
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR MANAGED FUTURES STRATEGY FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.30 (0.04) 0.01
5
(0.03) (0.42) — (0.42)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.41 0.09 0.06 0.15 (0.26) — (0.26)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.23 0.06 (0.88) (0.82) — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.32 (0.03) (0.06) (0.09) — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.18 (0.08) (0.78) (0.86) (0.00)
6
— (0.00)
6
AQR MANAGED FUTURES STRATEGY FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.16 (0.06) 0.00
5 ,6
(0.06) (0.32) — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.27 0.06 0.07 0.13 (0.24) — (0.24)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.10 0.03 (0.86) (0.83) — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.21 (0.06) (0.05) (0.11) — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.09 (0.11) (0.77) (0.88) (0.00)
6
— (0.00)
6
AQR MANAGED FUTURES STRATEGY FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.32 (0.03) 0.00
5 ,6
(0.03) (0.43) — (0.43)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.42 0.09 0.08 0.17 (0.27) — (0.27)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.24 0.06 (0.88) (0.82) — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.32 (0.02) (0.06) (0.08) — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.18 (0.07) (0.79) (0.86) (0.00)
6
— (0.00)
6
AQR MANAGED FUTURES STRATEGY HV FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.64 (0.06) (0.01) (0.07) (0.66) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.82 0.04 0.10 0.14 (0.32) — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.14 0.00
6
(1.32) (1.32) — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.29 (0.08) (0.07) (0.15) — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.70 (0.13) (1.28) (1.41) (0.00)
6
— (0.00)
6
AQR MANAGED FUTURES STRATEGY HV FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.56 (0.07) (0.01) (0.08) (0.54) — (0.54)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.73 0.02 0.10 0.12 (0.29) — (0.29)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.06 (0.02) (1.31) (1.33) — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.23 (0.10) (0.07) (0.17) — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.66 (0.16) (1.27) (1.43) (0.00)
6
— (0.00)
6
AQR MANAGED FUTURES STRATEGY HV FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.66 (0.05) (0.01) (0.06) (0.67) — (0.67)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.84 0.05 0.10 0.15 (0.33) — (0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.15 0.01 (1.32) (1.31) — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.30 (0.07) (0.08) (0.15) — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.70 (0.13) (1.27) (1.40) (0.00)
6
— (0.00)
6
* Annualized for periods less than one year.
1 Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2 Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4 Ratios do not include the impact of the expenses of the underlying funds in which the Funds invests.
5 The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
6 Amount is less than $.005 per share.

43
Consolidated Financial Highlights
AQR Funds | Annual Report | December 2020
The accompanying notes are an integral part of these financial statements.
December 31, 2020
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
$ 7.85 (0.29)% $ 1,445,072 1.22% 1.22% 1.22% (0.46)% 0%
$ 8.30 1.80% $ 2,315,083 1.21% 1.21% 1.20% 1.00% 0%
$ 8.41 (8.88)% $ 4,254,642 1.16% 1.16% 1.16% 0.62% 0%
$ 9.23 (0.97)% $ 5,956,726 1.19% 1.19% 1.19% (0.38)% 0%
$ 9.32 (8.43)% $ 7,654,491 1.20% 1.20% 1.20% (0.81)% 0%
$ 7.78 (0.60)% $ 367,278 1.49% 1.49% 1.49% (0.72)% 0%
$ 8.16 1.56% $ 1,506,755 1.49% 1.49% 1.48% 0.71% 0%
$ 8.27 (9.12)% $ 1,811,668 1.45% 1.45% 1.45% 0.30% 0%
$ 9.10 (1.19)% $ 3,325,717 1.46% 1.46% 1.46% (0.63)% 0%
$ 9.21 (8.71)% $ 3,334,207 1.48% 1.48% 1.47% (1.08)% 0%
$ 7.86 (0.30)% $ 437,288 1.14% 1.14% 1.14% (0.37)% 0%
$ 8.32 2.03% $ 580,587 1.14% 1.14% 1.13% 1.07% 0%
$ 8.42 (8.87)% $ 971,992 1.11% 1.11% 1.11% 0.66% 0%
$ 9.24 (0.86)% $ 1,840,901 1.11% 1.11% 1.11% (0.27)% 0%
$ 9.32 (8.43)% $ 1,169,464 1.13% 1.13% 1.13% (0.73)% 0%
$ 6.91 (0.65)% $ 90,075 1.76% 1.66% 1.65% (0.83)% 0%
$ 7.64 1.81% $ 159,510 1.70% 1.64% 1.64% 0.50% 0%
$ 7.82 (14.44)% $ 244,569 1.65% 1.64% 1.64% 0.00% 0%
$ 9.14 (1.61)% $ 463,124 1.64% 1.64% 1.64% (0.85)% 0%
$ 9.29 (13.17)% $ 411,599 1.66% 1.64% 1.64% (1.29)% 0%
$ 6.94 (0.80)% $ 3,141 1.99% 1.91% 1.90% (0.87)% 0%
$ 7.56 1.55% $ 31,794 1.96% 1.90% 1.90% 0.26% 0%
$ 7.73 (14.68)% $ 59,231 1.91% 1.90% 1.90% (0.24)% 0%
$ 9.06 (1.84)% $ 97,440 1.90% 1.90% 1.90% (1.13)% 0%
$ 9.23 (13.40)% $ 116,422 1.91% 1.90% 1.90% (1.55)% 0%
$ 6.93 (0.49)% $ 25,354 1.65% 1.56% 1.55% (0.65)% 0%
$ 7.66 1.93% $ 95,310 1.61% 1.55% 1.55% 0.59% 0%
$ 7.84 (14.32)% $ 181,404 1.56% 1.55% 1.55% 0.12% 0%
$ 9.15 (1.61)% $ 261,636 1.55% 1.55% 1.55% (0.75)% 0%
$ 9.30 (13.07)% $ 203,463 1.57% 1.55% 1.55% (1.20)% 0%

44
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  As of December 31, 2020, the Trust consists of thirty-
one active series, two of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Managed Futures Strategy
Fund and AQR Managed Futures Strategy HV Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the
“Adviser”) serves as the investment adviser of each Fund.
The investment objective of AQR Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund is to seek positive absolute returns.
Each fund offers Class I, Class N and Class R6 shares.
Consolidation of Subsidiaries
The Consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets and the Financial Highlights
of AQR Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund (“Consolidated Funds”) include the accounts of AQR Managed
Futures Strategy Offshore Fund Ltd., and AQR Managed Futures Strategy HV Offshore Fund Ltd., respectively, which are wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to the Consolidated Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.
Each Consolidated Fund may invest up to 25% of its total assets (on a tax basis) in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Funds’ investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the
Subsidiaries may invest without limitation in commodities and commodities-related investments.
Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.
Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. Foreign denominated assets and liabilities are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
SUBSIDIARY NET
ASSETS AT
DECEMBER 31,
2020
% OF TOTAL
ASSETS AT
DECEMBER 31,
2020
AQR Managed Futures Strategy Offshore Fund Ltd ........................................... $ 520,544,288 18.3%
AQR Managed Futures Strategy HV Offshore Fund Ltd ........................................ 27,321,258 17.7%

45
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income : Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-
date dividend notification.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each
Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain.
Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.
The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The
Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of December
31, 2020, the Funds had no examinations in progress.
For Federal tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFCs taxable income is included in the calculation of the relevant Consolidated
Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.

46
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
Securities and Other Investments
Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities.
Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of portfolio company.
Additionally, the Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated issuer is included in the Schedules of Investments, if applicable.
Futures Contracts: The Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation)
on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Swap Contracts: The Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: The Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation
(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the
Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

47
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
Master Agreements: The Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between the Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between the Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of a fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the
Statements of Assets and Liabilities.
Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

48
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Funds’
investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.
Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western
Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary
Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

49
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-
grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in
60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

50
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
During the period ended December 31, 2020, there were no transfers to or from Level 3 for either of the Funds. There were no Level 3 securities held at period end.
Federal Income Tax Matters
At December 31, 2020, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of mark to market gain/loss on regulated futures contracts and forward foreign currency contracts.
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 422,720,446 $ 1,756,129,002 $ – $ 2,178,849,448
Futures Contracts* ............................... 54,453,117 – – 54,453,117
Forward Foreign Currency Exchange Contracts* ........ – 114,465,534 – 114,465,534
Total Return Swaps Contracts* ...................... – 35,415,018 – 35,415,018
Total Assets $ 477,173,563 $ 1,906,009,554 $ – $ 2,383,183,117
LIABILITIES
Futures Contracts* ............................... $ (29,460,168) $ – $ – $ (29,460,168)
Forward Foreign Currency Exchange Contracts* ........ – (92,536,476) – (92,536,476)
Total Return Swaps Contracts* ...................... – (10,477,356) – (10,477,356)
Total Liabilities $ (29,460,168) $ (103,013,832) $ – $ (132,474,000)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 29,694,420 $ 81,632,471 $ – $ 111,326,891
Futures Contracts* ............................... 4,570,158 – – 4,570,158
Forward Foreign Currency Exchange Contracts* ........ – 8,890,289 – 8,890,289
Total Return Swaps Contracts* ...................... – 3,055,532 – 3,055,532
Total Assets $ 34,264,578 $ 93,578,292 $ – $ 127,842,870
LIABILITIES
Futures Contracts* ............................... $ (2,611,405) $ – $ – $ (2,611,405)
Forward Foreign Currency Exchange Contracts* ........ – (7,148,625) – (7,148,625)
Total Return Swaps Contracts* ...................... – (1,046,019) – (1,046,019)
Total Liabilities $ (2,611,405) $ (8,194,644) $ – $ (10,806,049)
*
Derivative instruments, including futures, total return swap, and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Only current day’s variation swaps margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Managed Futures Strategy Fund ........................ $ 2,203,502,191 $ 72,178,616 $ (24,786,844) $ 47,391,772
AQR Managed Futures Strategy HV Fund ..................... 113,209,530 5,734,619 (1,889,635) 3,844,984

51
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
As of December 31, 2020, the components of net assets (excluding paid-in capital) on a tax basis were as follows:
The differences between book basis and tax basis components of net assets are primarily attributable to wash sale loss deferrals, mark to market on forward foreign currency exchange contracts, mark to market on regulated futures contracts, loss deferrals from tax straddles, certain late year loss deferrals, Cayman subsidiary taxable income, and capital loss carryforwards.
As of December 31, 2020, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the difference in tax treatment of income from investments in the Cayman subsidiary. The result of operations and net assets were not affected by the reclassifications.
The tax character of distributions paid during the fiscal year-ends December 31, 2020 and December 31, 2019 were as follows:
As of December 31, 2020, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations:
Investment Transactions
During the year ended December 31, 2020, there was no cost of purchases or proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments).
Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.
FUND
CURRENT
DISTRIBUTABLE
ORDINARY
INCOME
CURRENT
DISTRIBUTABLE
LONG TERM
CAPITAL GAIN OR
TAX BASIS
CAPITAL LOSS
CARRYFORWARDS
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
POST
OCTOBER
CAPITAL OR
LATE YEAR
ORDINARY
LOSS
DEFERRALS
OTHER
TEMPORARY
DIFFERENCES
TOTAL
ACCUMULATED
EARNINGS
AQR Managed Futures Strategy
Fund .................... $ 286,620 $ (1,083,034,584) $ 23,356,787 $ (19,534,027) $ (23,531,009) $ (1,102,456,213)
AQR Managed Futures Strategy
HV Fund ................. 1,482,944 (103,413,385) 1,452,668 (1,374,411) (1,726,423) (103,578,607)
FUND
TOTAL
DISTRIBUTABLE
EARNINGS (LOSS) PAID-IN CAPITAL
AQR Managed Futures Strategy Fund ............................................... $ (47,028,066) $ 47,028,066
AQR Managed Futures Strategy HV Fund ............................................ (3,452,846) 3,452,846
DECEMBER 31, 2020 DECEMBER 31, 2019
FUND
ORDINARY
INCOME
CAPITAL
GAINS
ORDINARY
INCOME
CAPITAL
GAINS
AQR Managed Futures Strategy Fund ................................ $ 112,952,589 $ — $ 133,458,735 $ —
AQR Managed Futures Strategy HV Fund ............................. 10,693,378 — 11,260,716 —
FUND SHORT-TERM LONG TERM
AQR Managed Futures Strategy Fund ............................................... $ 526,358,222 $ 556,676,362
AQR Managed Futures Strategy HV Fund ............................................ 52,145,939 51,267,446

52
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at December 31, 2020.
AQR MANAGED
FUTURES
STRATEGY
FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Equity Risk Exposure: 13,787,318 1,069,790
Unrealized Appreciation on Futures Contracts
*
................................................. $ 10,073,261 $ 775,345
Swaps at Value (Assets) ................................................................. 3,270,784 258,676
Unrealized Depreciation on Futures Contracts
*
................................................ (430,078) (34,305)
Swaps at Value (Liabilities) ............................................................... (13,196) (1,466)
13,787,318 1,069,790
Foreign Exchange Rate Risk Exposure: 207,002,010 16,038,914
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ........................... 114,465,534 8,890,289
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts .......................... (92,536,476) (7,148,625)
207,002,010 16,038,914
Interest Rate Risk Exposure: 5,681,313 435,067
Unrealized Appreciation on Futures Contracts
*
................................................. 4,743,917 356,468
Unrealized Depreciation on Futures Contracts
*
................................................ (937,398) (78,599)
5,681,313 435,067
Commodity Risk Exposure: 110,337,024 9,778,256
Unrealized Appreciation on Futures Contracts
*
................................................. 39,635,939 3,438,345
Swaps at Value (Assets) ................................................................. 32,144,234 2,796,856
Unrealized Depreciation on Futures Contracts
*
................................................ (28,092,692) (2,498,501)
Swaps at Value (Liabilities) ............................................................... (10,464,160) (1,044,553)
110,337,024 9,778,256
Net Fair Value of Derivative Contracts: 71,859,670 5,709,931
Unrealized Appreciation (Depreciation) on Futures Contracts
*
..................................... 24,992,949 1,958,753
Swaps at Value ........................................................................ 24,937,662 2,009,513
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts ............... 21,929,058 1,741,664
71,859,670 5,709,931
*
Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

53
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the year ended December 31, 2020:
*
AQR MANAGED
FUTURES
STRATEGY
FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: (149,635,013) (14,980,022)
Futures Contracts ...................................................................... $ (153,560,693) $ (15,474,733)
Swap Contracts ....................................................................... 3,925,680 494,711
(149,635,012.98) (14,980,022.11)
Foreign Exchange Rate Risk Exposure: (253,267,654) (26,172,113)
Forward Foreign Currency Exchange Contracts ................................................ (253,267,654) (26,172,113)
(253,267,654) (26,172,113)
Interest Rate Risk Exposure: 197,443,533 20,622,696
Futures Contracts ...................................................................... 197,443,533 20,622,696
197,443,533.33 20,622,695.65
Commodity Risk Exposure: 182,875,637 17,904,831
Futures Contracts ...................................................................... 148,456,495 14,784,489
Swap Contracts ....................................................................... 34,419,143 3,120,341
182,875,637.34 17,904,830.54
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: (11,580,114) (1,347,123)
Futures Contracts ...................................................................... 4,083,119 193,530
Swap Contracts ....................................................................... (15,663,230) (1,540,651)
11,580,114 1,347,123
Foreign Exchange Rate Risk Exposure: 26,115,667 2,145,706
Forward Foreign Currency Exchange Contracts ................................................ 26,115,667 2,145,706
26,115,667 2,145,706
Interest Rate Risk Exposure: 2,695,045 199,285
Futures Contracts ...................................................................... 2,695,047 199,285
2,695,045 199,285
Commodity Risk Exposure: 6,566,920 188,622
Futures Contracts ...................................................................... (19,232,311) (1,944,793)
Swap Contracts ....................................................................... 25,799,226 2,133,412
6,566,920 188,622

54
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of December 31, 2020:
AQR Managed Futures Strategy Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $942,315 and total additional collateral pledged was $76,687,883.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Forward Foreign
Currency Exchange
Contracts $ 57,234,667 $ (46,266,867) $ 10,967,800 $ – $ (10,967,800) $ –
JPMC ......... Forward Foreign
Currency Exchange
Contracts 57,230,867 (46,269,609) 10,961,258 – – 10,961,258
MLIN ......... Total Return Swap
Contracts 3,270,784 (13,196) 3,257,588 – (2,730,007) 527,581
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 117,736,318 (92,549,672) 25,186,646 – (13,697,807) 11,488,839
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 46,266,867 $ (46,266,867) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 46,269,609 (46,269,609) – – – –
MLIN .......... Total Return Swap
Contracts 13,196 (13,196) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 92,549,672 (92,549,672) – – – –

55
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
AQR Managed Futures Strategy Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $18,657,859.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 12,839,216 $ (8,452,047) $ 4,387,169 $ – $ (4,283,302) $ 103,867
GSIN .......... Total Return Swap
Contracts 11,298,934 (762,275) 10,536,659 – (9,741,257) 795,402
MACQ ......... Total Return Swap
Contracts 295,361 (82,620) 212,741 – (170,005) 42,736
MLIN .......... Total Return Swap
Contracts 2,904,020 (241,360) 2,662,660 – – 2,662,660
SOCG ......... Total Return Swap
Contracts 4,806,703 (925,858) 3,880,845 – (3,450,067) 430,778
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 32,144,234 (10,464,160) 21,680,074 – (17,644,631) 4,035,443
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 8,452,047 $ (8,452,047) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 762,275 (762,275) – – – –
MACQ ......... Total Return Swap
Contracts 82,620 (82,620) – – – –
MLIN .......... Total Return Swap
Contracts 241,360 (241,360) – – – –
SOCG ......... Total Return Swap
Contracts 925,858 (925,858) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 10,464,160 (10,464,160) – – – –

56
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
AQR Managed Futures Strategy HV Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $128,907 and total additional collateral pledged was $6,034,116.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 4,445,315 $ (3,574,213) $ 871,102 $ – $ (871,102) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 4,444,974 (3,574,412) 870,562 – – 870,562
MLIN .......... Total Return Swap
Contracts 258,676 (1,466) 257,210 – (220,001) 37,209
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 9,148,965 (7,150,091) 1,998,874 – (1,091,103) 907,771
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 3,574,213 $ (3,574,213) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,574,412 (3,574,412) – – – –
MLIN .......... Total Return Swap
Contracts 1,466 (1,466) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 7,150,091 (7,150,091) – – – –

57
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
AQR Managed Futures Strategy HV Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $1,751,344.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 1,016,075 $ (772,863) $ 243,212 $ – $ (220,269) $ 22,943
GSIN .......... Total Return Swap
Contracts 1,286,933 (179,171) 1,107,762 – (1,040,146) 67,616
MACQ ......... Total Return Swap
Contracts 157,165 (1,770) 155,395 – – 155,395
SOCG ......... Total Return Swap
Contracts 336,683 (90,749) 245,934 – (210,016) 35,918
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,796,856 (1,044,553) 1,752,303 – (1,470,431) 281,872
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 772,863 $ (772,863) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 179,171 (179,171) – – – –
MACQ ......... Total Return Swap
Contracts 1,770 (1,770) – – – –
SOCG ......... Total Return Swap
Contracts 90,749 (90,749) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,044,553 (1,044,553) – – – –

58
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
For the year ended December 31, 2020, the quarterly average notional values of the derivatives held by the Funds were as follows:
Derivatives Volume Disclosure*
Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds pursuant to the Third Amended and Restated Investment Management Agreement,
dated January 29, 2017, as amended, entered into by the Trust, on behalf of the Funds (the “Investment Management Agreement”). Under the
Investment Management Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Advisory Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through April 30, 2021 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser has
agreed to reimburse each Fund in an amount sufficient to limit all Fund operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the fee expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.
*
AQR MANAGED
FUTURES
STRATEGY
FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Futures Contracts:
Average Notional Balance - Long $ 17,371,272,242 $ 1,767,328,782
Average Notional Balance - Short 2,007,036,785 196,320,501
Ending Notional Balance - Long 12,139,574,519 987,698,335
Ending Notional Balance - Short 1,252,676,339 102,546,224
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 8,889,631,928 875,800,857
Average Settlement Value - Sold 8,838,557,294 880,046,825
Ending Value - Purchased 6,254,968,546 495,396,150
Ending Value - Sold 4,777,308,054 378,979,886
Total Return Swaps:
Average Notional Balance - Long 484,318,085 47,092,203
Average Notional Balance - Short 251,586,090 24,971,055
Ending Notional Balance - Long 462,156,295 39,824,142
Ending Notional Balance - Short 152,226,820 14,957,562
*
Notional values as of each quarter end are used to calculate the average represented.
FUND RATIO
AQR Managed Futures Strategy Fund ...................................................................... 1.05%
AQR Managed Futures Strategy HV Fund ................................................................... 1.45
FUND CLASS I CLASS N CLASS R6
AQR Managed Futures Strategy Fund .................................................. 0.20% 0.20% 0.10%
AQR Managed Futures Strategy HV Fund ............................................... 0.20 0.20 0.10

59
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
For the year ended December 31, 2020, the amounts reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at December 31, 2020 are as follows:
During the year ended December 31, 2020, the Funds recouped amounts as follows:
Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The
Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.
Principal Risks and Concentrations
The Funds are non-diversified. Because the Funds may invest in securities of a smaller number of issuers, the Funds may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the
Funds’ performance.
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.
Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated.
Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Funds'
performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the
Funds.
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
DECEMBER 31 ,
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
DECEMBER 31 ,
POTENTIAL RECOUPMENT
AMOUNTS EXPIRING
DECEMBER 31 ,
2020 2020 20 21 20 22 20 23
AQR MANAGED FUTURES STRATEGY HV FUND
Class I ........... $ 145,232 $ 293,350 $ 28,563 $ 119,555 $ 145,232
Class N ........... 16,365 51,997 6,461 29,171 16,365
Class R6 .......... 71,441 166,559 23,019 72,099 71,441
Totals $ 233,038 $ 511,906 $ 58,043 $ 220,825 $ 233,038
FUND CLASS I CLASS N CLASS R6
AQR Managed Futures Strategy HV Fund ..................................... $ – $ 561 $ –

60
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions;
differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.
To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and
non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Such events include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. The Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the
Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

61
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the
Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending
Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense earned, as a result of lending under this agreement is included in Interfund lending income in the Statements of Operations.
During the reporting period, average loans made to another Fund under the Interfund Lending Program were as follows:
There were no open borrowings as of December 31, 2020 by any of the Funds in the Trust.
Line of Credit
Effective March 20, 2020 and terminating on March 19, 2021, all funds within the Trust, with the exception of the AQR Diversifying Strategies
Fund, renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent.
Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a
Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. Interest expense paid, as a result of borrowing under this agreement is included in Interest expense in the
Statements of Operations.
FUND
AVERAGE
LOANS
WEIGHTED
AVERAGE
INTEREST
RATE
INTEREST
RECEIVED
AQR Managed Futures Strategy Fund .................................... $ 3,458,395 1.07% $ 8,329

62
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2020
December 31, 2020
There were no open borrowings as of December 31, 2020 by any of the Funds in the Trust. The Funds did not have any borrowings for the year ended
December 31, 2020.
Principal Ownership
As of December 31, 2020, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the
Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
New Accounting Pronouncements and Regulations
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform
(Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting” in response to concerns about structural risks of interbank offered rates, such as LIBOR. ASU 2020-04 provides optional temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting for certain types of contract modifications, hedging relationships and other transactions that contain LIBOR and/or any other reference rate that is expected to be discontinued. ASU 2020-04 is elective and is effective for certain reference rate-
related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
AQR Managed Futures Strategy Fund ........................................ 8 86.74%
AQR Managed Futures Strategy HV Fund ..................................... 4 91.22%

63
Report of Independent Registered Public Accounting Firm
AQR Funds | Annual Report | December 2020
To the Board of Trustees of AQR Funds and Shareholders of AQR Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund
Opinions on the Consolidated Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of AQR
Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund and their subsidiaries (two of the funds constituting AQR Funds, hereafter collectively referred to as the "Funds") as of December 31, 2020, the related consolidated statements of operations for the year ended
December 31, 2020, the consolidated statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the consolidated financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodians, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2021
We have served as the auditor of one or more investment companies in AQR Funds since 2008.

64
Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | December 2020
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 12/31/2020” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  12/31/20
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        12/31/20
AQR Managed Futures Strategy Fund
Class I
Actual Return $1,000.00 $992.30 1.21% $6.06
Hypothetical Return $1,000.00 $1,019.05 1.21% $6.14
Class N
Actual Return $1,000.00 $990.40 1.50% $7.50
Hypothetical Return $1,000.00 $1,017.60 1.50% $7.61
Class R6
Actual Return $1,000.00 $992.20 1.15% $5.76
Hypothetical Return $1,000.00 $1,019.36 1.15% $5.84
AQR Managed Futures Strategy HV Fund
Class I
Actual Return $1,000.00 $990.90 1.66% $8.31
Hypothetical Return $1,000.00 $1,016.79 1.66% $8.42
Class N
Actual Return $1,000.00 $989.40 1.90% $9.50
Hypothetical Return $1,000.00 $1,015.58 1.90% $9.63
Class R6
Actual Return $1,000.00 $991.20 1.55% $7.76
Hypothetical Return $1,000.00 $1,017.34 1.55% $7.86
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366 (to reflect the one-half year period unless stated otherwise).

65
Trustees and Officers (Unaudited)
AQR Funds | Annual Report | December 2020
December 31, 2020
The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees consists of six individuals
(each, a “Trustee”), five of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Disinterested Trustees”). The Trustees are
responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the
1940 Act. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the
Trust’s agreements with its investment advisers, investment sub-advisers, administrator, custodian and transfer agent. The management of each Fund’s day-to-day operations is delegated to its officers, the Adviser and the Funds' administrator, subject always to the investment objectives and policies of each of the Funds and to general supervision of the Board of Trustees. The Disinterested Trustees have retained independent legal counsel to assist them in connection with their duties.
Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is Two Greenwich
Plaza, Greenwich CT 06830.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENT OR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Disinterested Trustees
2
Brian Posner, M.B.A., 1961 Chairman of the Board,
since 2020; Trustee,
since 2011
President, Point Rider Group LLC (since
2008) (consulting)
42 Biogen Inc. (since 2008);
Arch Capital Group
(since 2010); Bioverativ
Inc. (2017-2018)
L. Joe Moravy, M.B.A., CPA, 1950 Trustee, since 2008 Independent Consultant (retired) (2014-
2020)
42 Nuveen Exchange
Traded Commodities
Funds (2012-2016)
William L. Atwell, M.B.A., 1950 Trustee, since 2011 Consultant, Atwell Partners, LLC (retired)
(2012-2019) (consulting)
42 Webster Financial
Corporation (since 2014);
Blucora, Inc. (2017-2019)
Gregg D. Behrens, M.M., 1952 Trustee, since 2011 Retired from Northern Trust Company
(since 2009) (banking)
42 Kiwi Wealth (since 2020)
Mark A. Zurack,
M.B.A., CFA, 1957
Trustee, since 2014 Professor, Columbia Business School
(since 2002)
42 Exchange Traded
Concepts Trust (since
2011)
Interested Trustees
3
David Kabiller, CFA, 1963 Trustee, since 2010 Founding Principal, AQR Capital
Management, LLC (since 1998)
42 None
Officers
Ted Pyne, M.B.A., Ph.D., 1966 Chief Executive Officer
and President, since
2020
Principal, AQR Capital Management, LLC
(since 2016)
N/A N/A
H.J. Willcox, J.D.,
1966
Chief Compliance
Officer, since 2013;
Anti-Money Laundering
Officer, since 2017
Principal, Chief Legal Officer and Global
Head of Compliance, AQR Capital
Management, LLC (since 2013)
N/A N/A
Bradley Asness, J.D., M.B.A.,
1969
Vice President,
since 2009
Principal and Co-Chief Operating Officer,
AQR Capital Management, LLC (since
1998)
N/A N/A
Patrick Ryan, CPA
1965
Assistant Treasurer,
since 2020
Principal, AQR Capital Management, LLC
(since 2012)
N/A N/A
Heather Bonner, CPA,
1977
Chief Financial Officer,
since 2014; Treasurer,
since 2018
Managing Director, AQR Capital
Management, LLC (since 2013)
N/A N/A
Nicole DonVito, J.D.,
1979
Chief Legal Officer, since
2014; Vice President,
since 2009
Managing Director, Senior Counsel &
Head of Registered Products, AQR Capital
Management, LLC (since 2007)
N/A N/A
John Hadermayer, J.D., 1977 Secretary, since 2018 Vice President, AQR Capital Management,
LLC (since 2013)
N/A N/A

66
Trustees and Officers (Unaudited)
AQR Funds | Annual Report | December 2020
December 31, 2020
_________
Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of
Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 75.
A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller is an
interested person of the Trust because of his position with the Adviser.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENT OR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Matthew Plastina, 1970 Assistant Treasurer,
since 2020
Vice President, AQR Capital Management,
LLC (since 2018); Executive Director, JP
Morgan Investment Management (2010-
2018)
N/A N/A

Investment Adviser
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Item 2. Code of Ethics.
a).
As of the end of the period, December 31
, 2020
,
the Registrant
has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 13 (a)(1).
b). Not Applicable.
c). There have been no substantive amendments to the Registrant’s Code of Ethics during the fiscal year ended December 31, 2020 (“Reporting Period”).
d). Registrant granted no waivers from the provisions of its Code of Ethics during the Reporting Period.
e). Not Applicable.
f). Attached.

Item 3. Audit Committee Financial Expert.

a). The Registrant’s Board of Trustees has determined that its Audit Committee has two “audit committee financial experts”, as that term is defined under Items 3(b) and 3(c), serving on its Audit Committee. Mr. L. Joe Moravy and Mr. Brian S. Posner, the Registrant’s audit committee financial experts, are “independent”, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for the AQR Funds by PricewaterhouseCoopers LLP for the fiscal years ended December 31, 2019 and December 31, 2020 were:

	2019	2020
Audit Fees (a)	$1,312,778	$1,062,013
Audit Related Fees (b)	$0	$7,000
Tax Fees (c)	$318,825	$0
All Other Fees (d)	$675	$675
Total:	$1,632,278	$1,069,688

(a)

Audit Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements.  These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the SEC.

(b)           Audit Related Fees: These fees relate to assurance and related services by PricewaterhouseCoopers LLP that are reasonably
related to the performance of the audit of the Registrant’s annual financial statements that are not reported under “Audit Fees” above. The audit related services provided by PricewaterhouseCoopers LLP for the year-ended December 31, 2020, relate to procedures performed by PricewaterhouseCoopers LLP in connection with its review of the issuance of, and amendments to, the Registrant’s Registration Statement. There were no audit related services provided by PricewaterhouseCoopers LLP for the year ended December 31, 2019.

(c)           Tax Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning.  The tax services provided by PricewaterhouseCoopers LLP relate to the review of the Registrant’s federal and state income tax returns, excise tax calculations and the completion of an international taxation review.

(d)           All Other Fees: These fees relate to products and services provided by PricewaterhouseCoopers LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)           Audit Committee Pre-approval Policies and Procedures:

(i)
Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)	100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.
(f)            Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)           Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended December 31, 2019 and December 31, 2020: $1,350 and $1,350, respectively.

(h)           Not Applicable.

Item 5. Audit Committee of Listed Registrants.
(a) The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act.  All of the Board’s independent Trustees, William L. Atwell, Gregg D. Behrens, L. Joe Moravy, Brian S. Posner and Mark A. Zurack, are members of the Audit Committee.
(b) Not Applicable.

Item 6. Investments
(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940
.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 13. Exhibits.

(a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
                Code of Ethics
 (a)(2)     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
                Section 302
(a)(3)      Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.
(a)(4)      Any change in the Registrant’s independent public accountant – Not Applicable.
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
                Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Ted Pyne
-----------------------------------
Ted Pyne,
Principal Executive Officer
February 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Ted Pyne
----------------------------------
Ted Pyne,
Principal Executive Officer
February 22, 2021

By: /s/ Heather Bonner
---------------------------------
Heather Bonner,
Principal Financial Officer
February 22, 2021